Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 22.7%
AGL Energy Ltd.	10,036	$144,835
APA Group	12,611	98,400
Aristocrat Leisure Ltd.	2,723	64,449
ASX Ltd.	750	41,339
Aurizon Holdings Ltd.	21,014	77,256
Australia & New Zealand Banking Group Ltd.	18,013	311,871
BHP Group Ltd.	40,986	1,121,329
Brambles Ltd.	10,482	86,357
CIMIC Group Ltd.	4,136	96,351
Cochlear Ltd.	280	44,233
Coles Group Ltd.	5,534	57,729
Commonwealth Bank of Australia	10,350	581,315
CSL Ltd.	1,335	258,784
Fortescue Metals Group Ltd.	40,382	303,452
Insurance Australia Group Ltd.	10,359	55,779
Macquarie Group Ltd.	1,652	160,082
National Australia Bank Ltd.	18,817	325,791
Newcrest Mining Ltd.	1,847	39,275
Origin Energy Ltd.	14,030	83,337
Qantas Airways Ltd.	16,482	82,377
QBE Insurance Group Ltd.	6,385	57,810
Ramsay Health Care Ltd.	1,272	64,853
REA Group Ltd.(a)	432	31,461
Rio Tinto Ltd.	4,988	352,034
Santos Ltd.	13,232	76,086
Sonic Healthcare Ltd.	3,758	75,948
South32 Ltd.	62,178	118,012
Suncorp Group Ltd.	7,067	64,382
Sydney Airport	27,070	164,790
Tabcorp Holdings Ltd.	23,546	74,979
Telstra Corp., Ltd.	111,278	276,909
Transurban Group	26,345	276,122
Treasury Wine Estates Ltd.	4,495	51,314
Wesfarmers Ltd.	13,265	386,040
Westpac Banking Corp.	23,997	408,728
WiseTech Global Ltd.(a)	911	14,966
Woodside Petroleum Ltd.	13,711	331,360
Woolworths Group Ltd.	9,259	235,351

Total Australia		7,095,486

China - 25.6%
AAC Technologies Holdings, Inc.(a)	6,400	55,854
Agricultural Bank of China Ltd. Class H	192,900	84,916
Anhui Conch Cement Co., Ltd. Class H	13,500	98,411
ANTA Sports Products Ltd.	3,000	26,855
Bank of China Ltd. Class H	562,055	240,207
Bank of Communications Co., Ltd. Class H	155,955	110,885
China CITIC Bank Corp., Ltd. Class H	78,800	47,229
China Conch Venture Holdings Ltd.	8,500	37,090
China Construction Bank Corp. Class H	617,400	533,266
China Gas Holdings Ltd.	8,100	30,355
China Jinmao Holdings Group Ltd.	66,000	51,416
China Merchants Bank Co., Ltd. Class H	12,704	65,299
China Mobile Ltd.	233,634	1,963,991
China Overseas Land & Investment Ltd.	45,565	177,481
China Pacific Insurance Group Co., Ltd. Class H	12,400	48,856
China Petroleum & Chemical Corp. Class H	593,161	357,032
China Resources Beer Holdings Co., Ltd.	4,300	23,785
China Resources Cement Holdings Ltd.	40,000	50,925
China Resources Gas Group Ltd.	4,000	21,972
China Resources Land Ltd.	12,300	61,249
China Shenhua Energy Co., Ltd. Class H	57,036	119,170
China Unicom Hong Kong Ltd.	140,000	131,882
CITIC Ltd.	329,400	440,508
CNOOC Ltd.	723,061	1,202,658
Country Garden Holdings Co., Ltd.	48,000	76,881
CSPC Pharmaceutical Group Ltd.	19,300	46,022
ENN Energy Holdings Ltd.	3,100	33,877
Fosun International Ltd.	112,500	164,019
Geely Automobile Holdings Ltd.	33,800	66,109
Guangdong Investment Ltd.	57,500	120,287
Hengan International Group Co., Ltd.	10,100	71,941
Industrial & Commercial Bank of China Ltd. Class H	455,270	350,576
Kunlun Energy Co., Ltd.	40,000	35,319
Lenovo Group Ltd.	166,000	111,422
Longfor Group Holdings Ltd.(b)	7,000	32,791
PetroChina Co., Ltd. Class H	251,419	126,164
PICC Property & Casualty Co., Ltd. Class H	28,500	34,346
Ping An Insurance Group Co. of China Ltd. Class H	14,146	167,207
Postal Savings Bank of China Co., Ltd. Class H(b)	50,000	34,010
Shenzhou International Group Holdings Ltd.	3,900	57,010
Sun Art Retail Group Ltd.	44,000	53,364
Sunac China Holdings Ltd.	8,000	47,794
Tencent Holdings Ltd.	4,800	231,382
Want Want China Holdings Ltd.	73,800	68,952
WH Group Ltd.(b)	71,000	73,353

Total China		7,984,118

Hong Kong - 8.6%
AIA Group Ltd.	22,125	232,273
BOC Hong Kong Holdings Ltd.	66,389	230,476
Chow Tai Fook Jewellery Group Ltd.	31,000	29,640
CLP Holdings Ltd.	24,604	258,614
Galaxy Entertainment Group Ltd.	21,000	154,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2019

Investments	Shares	Value
Hang Lung Properties Ltd.	23,000	$50,476
Hang Seng Bank Ltd.	10,203	210,822
Henderson Land Development Co., Ltd.	24,775	121,621
Hong Kong & China Gas Co., Ltd.	94,279	184,159
Hong Kong Exchanges & Clearing Ltd.	4,062	131,893
MTR Corp., Ltd.	44,180	261,106
New World Development Co., Ltd.	53,857	73,820
Power Assets Holdings Ltd.	28,079	205,409
Sino Land Co., Ltd.	34,924	50,738
Sun Hung Kai Properties Ltd.	13,534	207,219
Swire Pacific Ltd. Class A	4,500	41,813
Swire Properties Ltd.	24,200	80,286
Techtronic Industries Co., Ltd.	9,000	73,404
Wharf Holdings Ltd. (The)	13,350	33,958
Wheelock & Co., Ltd.	9,000	60,005

Total Hong Kong		2,692,433

India - 4.7%
Bharat Petroleum Corp., Ltd.	8,617	59,342
Bharti Infratel Ltd.	17,745	62,773
Coal India Ltd.	30,118	89,179
Hero MotoCorp., Ltd.	1,037	35,493
Hindustan Petroleum Corp., Ltd.	8,761	32,465
Hindustan Unilever Ltd.	2,836	76,405
Housing Development Finance Corp., Ltd.	2,609	88,183
Indian Oil Corp., Ltd.	39,449	69,389
Infosys Ltd.	608	6,228
Infosys Ltd. ADR	20,492	211,477
ITC Ltd.	23,553	78,435
Larsen & Toubro Ltd. GDR Reg S	1,808	33,231
Mahindra & Mahindra Ltd.	3,776	28,120
Maruti Suzuki India Ltd.	476	49,139
NTPC Ltd.	32,781	54,675
Oil & Natural Gas Corp., Ltd.	46,866	84,568
Power Grid Corp. of India Ltd.	19,880	52,988
Reliance Industries Ltd. GDR(b)	2,068	87,993
Tata Consultancy Services Ltd.	3,949	119,596
Tech Mahindra Ltd.	3,318	35,435
Vedanta Ltd.	29,402	62,797
Vedanta Ltd. ADR(a)	6,910	59,633

Total India		1,477,544

Indonesia - 1.4%
Astra International Tbk PT	179,561	89,570
Bank Central Asia Tbk PT	18,275	44,001
Bank Mandiri Persero Tbk PT	83,348	46,079
Bank Rakyat Indonesia Persero Tbk PT	218,400	69,221
Gudang Garam Tbk PT	7,600	29,015
Telekomunikasi Indonesia Persero Tbk PT	491,800	140,641
Unilever Indonesia Tbk PT	10,635	32,175

Total Indonesia		450,702

Malaysia - 1.7%
CIMB Group Holdings Bhd	38,800	48,850
DiGi.Com Bhd	40,800	44,486
Malayan Banking Bhd	49,394	104,331
Maxis Bhd	28,200	36,676
MISC Bhd	15,300	31,232
Nestle Malaysia Bhd	300	10,781
Petronas Chemicals Group Bhd	33,408	60,029
Petronas Gas Bhd	10,200	41,443
Public Bank Bhd	13,990	66,487
Tenaga Nasional Bhd	28,500	92,387

Total Malaysia		536,702

New Zealand - 0.5%
Auckland International Airport Ltd.	9,433	55,685
Meridian Energy Ltd.	30,303	102,220

Total New Zealand		157,905

Philippines - 0.3%
Manila Electric Co.	5,040	31,547
SM Investments Corp.	2,284	47,037

Total Philippines		78,584

Singapore - 5.7%
CapitaLand Ltd.	17,800	49,641
DBS Group Holdings Ltd.	13,417	258,232
Genting Singapore Ltd.	123,600	84,566
Jardine Cycle & Carriage Ltd.	4,178	93,525
Keppel Corp., Ltd.	17,684	89,035
Oversea-Chinese Banking Corp., Ltd.	20,517	167,536
Singapore Airlines Ltd.	10,357	69,629
Singapore Technologies Engineering Ltd.	30,525	89,442
Singapore Telecommunications Ltd.	229,177	574,370
United Overseas Bank Ltd.	7,398	145,303
Wilmar International Ltd.	50,900	155,957

Total Singapore		1,777,236

South Korea - 10.9%
Hana Financial Group, Inc.	2,101	67,039
Hyundai Motor Co.	1,166	121,495
KB Financial Group, Inc.	2,107	86,816
Kia Motors Corp.	1,555	59,567
Korea Zinc Co., Ltd.	100	36,750
KT&G Corp.	1,445	117,204
LG Chem Ltd.	264	72,481
LG Corp.	1,064	67,900
Lotte Chemical Corp.	205	39,708
NCSoft Corp.	63	29,472
POSCO	916	187,327
Samsung Electro-Mechanics Co., Ltd.	423	45,722
Samsung Electronics Co., Ltd.	39,013	1,882,421
Samsung Fire & Marine Insurance Co., Ltd.	211	44,428
Samsung Life Insurance Co., Ltd.	458	29,505
Shinhan Financial Group Co., Ltd.	2,031	76,133
SK Holdings Co., Ltd.	228	51,655
SK Hynix, Inc.	2,656	216,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2019

Investments	Shares	Value
SK Innovation Co., Ltd.	713	$92,481
SK Telecom Co., Ltd.	307	63,181
Woori Financial Group, Inc.	3,335	33,452

Total South Korea		3,420,855

Taiwan - 15.6%
ASE Technology Holding Co., Ltd.	27,526	76,397
Cathay Financial Holding Co., Ltd.	26,423	37,505
Chang Hwa Commercial Bank Ltd.	8,000	6,058
China Steel Corp.	140,078	111,681
Chunghwa Telecom Co., Ltd.	38,436	141,040
CTBC Financial Holding Co., Ltd.	101,389	75,762
Delta Electronics, Inc.	19,415	98,121
E.Sun Financial Holding Co., Ltd.	40,000	37,229
Far EasTone Telecommunications Co., Ltd.	21,000	50,509
First Financial Holding Co., Ltd.	56,270	44,487
Formosa Chemicals & Fibre Corp.	72,685	212,161
Formosa Petrochemical Corp.	21,511	69,964
Formosa Plastics Corp.	69,444	231,194
Fubon Financial Holding Co., Ltd.	33,803	52,322
Hon Hai Precision Industry Co., Ltd.	172,625	522,879
Hotai Motor Co., Ltd.	3,000	68,352
MediaTek, Inc.	6,000	88,768
Mega Financial Holding Co., Ltd.	68,827	70,257
Nan Ya Plastics Corp.	101,537	246,585
Nanya Technology Corp.	29,000	80,682
President Chain Store Corp.	5,000	50,706
Quanta Computer, Inc.	48,000	102,959
Shanghai Commercial & Savings Bank Ltd. (The)	20,000	34,693
Taiwan Cement Corp.	95,000	138,490
Taiwan Cooperative Financial Holding Co., Ltd.	46,000	31,841
Taiwan Mobile Co., Ltd.	20,100	75,098
Taiwan Semiconductor Manufacturing Co., Ltd.	176,241	1,946,018
Uni-President Enterprises Corp.	50,346	124,618
Yuanta Financial Holding Co., Ltd.	70,000	47,170

Total Taiwan		4,873,546

Thailand - 1.9%
Advanced Info Service PCL NVDR	9,500	67,554
Airports of Thailand PCL NVDR	18,340	45,462
Charoen Pokphand Foods PCL NVDR	35,500	32,592
CP ALL PCL	20,800	50,171
Intouch Holdings PCL NVDR	18,100	34,594
PTT Exploration & Production PCL	15,113	62,816
PTT Global Chemical PCL	30,794	58,599
PTT PCL NVDR	98,000	143,955
Siam Cement PCL (The) NVDR	3,871	50,659
Siam Commercial Bank PCL (The)	9,400	38,286

Total Thailand		584,688

TOTAL COMMON STOCKS (Cost: $27,091,162)		31,129,799

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree Global ex-U.S. Real Estate Fund(c) (Cost: $83,863)	2,959	92,765

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(d) (Cost: $55,971)(e)	55,971	55,971

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $27,230,996)		31,278,535
Other Assets less Liabilities - (0.1)%		(25,368)

NET ASSETS - 100.0%		$31,253,167

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(e)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $150,800 and the total market value of the collateral held by the Fund was $158,094. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $102,123.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America N.A.	1/3/2020	468	USD	3,650	HKD	$0	*	$—
Royal Bank of Canada	1/3/2020	1,475	USD	2,100	AUD	—		(1)

						$0		$(1)

*	Amount represents less than $1.

CURRENCY LEGEND

AUD	Australian dollar
HKD	Hong Kong dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

China - 99.8%

Air Freight & Logistics - 1.2%
Best, Inc. ADR*(a)	28,772	$159,972
SF Holding Co., Ltd. Class A	53,000	282,708
ZTO Express Cayman, Inc. ADR	61,039	1,425,261

Total Air Freight & Logistics		1,867,941

Auto Components - 0.8%
Fuyao Glass Industry Group Co., Ltd. Class A	94,167	324,015
Fuyao Glass Industry Group Co., Ltd. Class H(b)	67,200	205,837
Minth Group Ltd.	94,000	331,991
Xinyi Glass Holdings Ltd.	324,000	429,429

Total Auto Components		1,291,272

Automobiles - 1.8%
BYD Co., Ltd. Class A	59,297	405,428
BYD Co., Ltd. Class H(a)	80,000	399,160
Geely Automobile Holdings Ltd.	644,000	1,260,483
Great Wall Motor Co., Ltd. Class H(a)	427,000	315,876
NIO, Inc. ADR*(a)	89,784	360,932

Total Automobiles		2,741,879

Banks - 2.5%
China Minsheng Banking Corp., Ltd. Class A	2,249,636	2,036,001
China Minsheng Banking Corp., Ltd. Class H(a)	774,100	585,570
Ping An Bank Co., Ltd. Class A	516,000	1,217,452

Total Banks		3,839,023

Biotechnology - 1.2%
3SBio, Inc.*(b)	103,500	134,254
China Biologic Products Holdings, Inc.*(a)	2,678	311,666
Chongqing Zhifei Biological Products Co., Ltd. Class A	36,400	259,265
Hualan Biological Engineering, Inc. Class A	52,650	265,436
Innovent Biologics, Inc.*(b)	118,000	402,358
Walvax Biotechnology Co., Ltd. Class A	75,900	353,150
Zai Lab Ltd. ADR*	4,928	204,956

Total Biotechnology		1,931,085

Capital Markets - 0.7%
Changjiang Securities Co., Ltd. Class A	279,806	286,544
East Money Information Co., Ltd. Class A	361,552	817,785

Total Capital Markets		1,104,329

Chemicals - 0.2%
Zhejiang Longsheng Group Co., Ltd. Class A	178,500	370,462

Commercial Services & Supplies - 0.4%
Country Garden Services Holdings Co., Ltd.	144,000	485,465
Greentown Service Group Co., Ltd.	162,000	177,056

Total Commercial Services & Supplies		662,521

Communications Equipment - 0.2%
Shenzhen Sunway Communication Co., Ltd. Class A*	53,900	350,824

Diversified Consumer Services - 2.6%
New Oriental Education & Technology Group, Inc. ADR*	15,417	1,869,311
TAL Education Group ADR*	45,945	2,214,549

Total Diversified Consumer Services		4,083,860

Electrical Equipment - 1.1%
Contemporary Amperex Technology Co., Ltd. Class A	89,367	1,363,814
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	164,200	281,435

Total Electrical Equipment		1,645,249

Electronic Equipment, Instruments & Components - 2.9%
AAC Technologies Holdings, Inc.(a)	87,500	764,158
GoerTek, Inc. Class A	128,700	367,709
Kingboard Holdings Ltd.	87,500	277,569
Luxshare Precision Industry Co., Ltd. Class A	212,083	1,110,287
Sunny Optical Technology Group Co., Ltd.	95,700	1,658,021
WUS Printed Circuit Kunshan Co., Ltd. Class A	82,900	264,082

Total Electronic Equipment, Instruments & Components		4,441,826

Energy Equipment & Services - 0.0%
China Common Rich Renewable Energy Investments Ltd.*†(a)	502,000	0

Entertainment - 2.7%
Alibaba Pictures Group Ltd.*(a)	1,750,000	307,911
Bilibili, Inc. ADR*(a)	10,520	195,882
HUYA, Inc. ADR*(a)	8,280	148,626
iQIYI, Inc. ADR*(a)	35,825	756,266
NetEase, Inc. ADR	9,265	2,841,019

Total Entertainment		4,249,704

Food & Staples Retailing - 0.4%
Sun Art Retail Group Ltd.	287,500	348,928
Yonghui Superstores Co., Ltd. Class A	272,846	295,070

Total Food & Staples Retailing		643,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2019

Investments	Shares	Value
Food Products - 5.4%
Dali Foods Group Co., Ltd.(b)	264,000	$195,635
Foshan Haitian Flavouring & Food Co., Ltd. Class A	55,763	859,867
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	376,900	1,672,564
Muyuan Foodstuff Co., Ltd. Class A	47,500	604,915
New Hope Liuhe Co., Ltd. Class A	133,600	382,284
Tingyi Cayman Islands Holding Corp.	270,000	461,192
Tongwei Co., Ltd. Class A	141,858	267,150
Uni-President China Holdings Ltd.	169,000	177,544
Want Want China Holdings Ltd.	870,000	813,423
Wens Foodstuffs Group Co., Ltd. Class A	266,600	1,284,801
WH Group Ltd.(b)	1,220,500	1,261,827
Yihai International Holding Ltd.*	59,000	346,285

Total Food Products		8,327,487

Gas Utilities - 0.7%
ENN Energy Holdings Ltd.	98,200	1,073,896

Health Care Equipment & Supplies - 0.5%
Lepu Medical Technology Beijing Co., Ltd. Class A	82,600	391,906
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	308,000	369,457

Total Health Care Equipment & Supplies		761,363

Health Care Providers & Services - 0.5%
Aier Eye Hospital Group Co., Ltd. Class A	81,540	462,662
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	159,760	341,192

Total Health Care Providers & Services		803,854

Hotels, Restaurants & Leisure - 2.3%
Haidilao International Holding Ltd.(a)(b)	97,000	389,926
Huazhu Group Ltd. ADR(a)	13,742	550,642
MGM China Holdings Ltd.(a)	103,200	168,590
Yum China Holdings, Inc.	50,514	2,425,177

Total Hotels, Restaurants & Leisure		3,534,335

Household Durables - 2.8%
Haier Electronics Group Co., Ltd.	156,000	487,854
Haier Smart Home Co., Ltd. Class A	261,900	732,498
Midea Group Co., Ltd. Class A	321,389	2,685,118
TCL Corp. Class A	759,800	487,128

Total Household Durables		4,392,598

Industrial Conglomerates - 0.3%
Fosun International Ltd.	305,500	445,713

Insurance - 7.4%
Ping An Insurance Group Co. of China Ltd. Class A	460,994	5,650,600
Ping An Insurance Group Co. of China Ltd. Class H	490,000	5,795,912

Total Insurance		11,446,512

Interactive Media & Services - 17.6%
58.com, Inc. ADR*	12,647	818,640
Autohome, Inc. ADR*(a)	7,598	607,916
Baidu, Inc. ADR*	36,536	4,618,150
JOYY, Inc. ADR*(a)	7,483	395,028
Momo, Inc. ADR	19,781	662,663
SINA Corp.*	7,578	302,590
Tencent Holdings Ltd.	404,300	19,502,730
Weibo Corp. ADR*(a)	8,070	374,045

Total Interactive Media & Services		27,281,762

Internet & Direct Marketing Retail - 22.2%
Alibaba Group Holding Ltd. ADR*	96,351	20,436,047
Baozun, Inc. ADR*(a)	4,785	158,479
JD.com, Inc. ADR*	109,164	3,845,848
Meituan Dianping Class B*(a)	423,400	5,541,038
Pinduoduo, Inc. ADR*	47,016	1,778,145
Tongcheng-Elong Holdings Ltd.*	128,800	231,254
Trip.com Group Ltd. ADR*	51,891	1,740,424
Vipshop Holdings Ltd. ADR*	50,035	708,996

Total Internet & Direct Marketing Retail		34,440,231

IT Services - 0.3%
GDS Holdings Ltd. ADR*(a)	9,441	486,967

Life Sciences Tools & Services - 1.4%
Genscript Biotech Corp.*	132,000	300,064
Hangzhou Tigermed Consulting Co., Ltd. Class A	32,567	294,976
WuXi AppTec Co., Ltd. Class A	29,900	395,059
WuXi AppTec Co., Ltd. Class H(a)(b)	21,800	270,598
Wuxi Biologics Cayman, Inc.*(b)	70,500	893,207

Total Life Sciences Tools & Services		2,153,904

Machinery - 1.8%
China Conch Venture Holdings Ltd.	203,863	890,191
Haitian International Holdings Ltd.	88,000	213,379
Han’s Laser Technology Industry Group Co., Ltd. Class A	58,200	333,902
Sany Heavy Industry Co., Ltd. Class A	391,700	957,887
Shenzhen Inovance Technology Co., Ltd. Class A	75,100	330,039

Total Machinery		2,725,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2019

Investments	Shares	Value
Marine - 0.1%
SITC International Holdings Co., Ltd.	177,000	$215,955

Media - 0.4%
Focus Media Information Technology Co., Ltd. Class A	774,524	695,417

Metals & Mining - 0.1%
China Hongqiao Group Ltd.	228,000	137,625

Paper & Forest Products - 0.2%
Nine Dragons Paper Holdings Ltd.	239,000	248,627

Personal Products - 0.4%
Hengan International Group Co., Ltd.	93,000	662,891

Pharmaceuticals - 4.1%
China Medical System Holdings Ltd.	182,000	262,259
CSPC Pharmaceutical Group Ltd.	626,000	1,493,778
Jiangsu Hengrui Medicine Co., Ltd. Class A	188,531	2,366,609
Luye Pharma Group Ltd.(a)(b)	247,107	185,338
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	74,500	284,233
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	73,000	220,321
Sino Biopharmaceutical Ltd.	851,500	1,192,003
SSY Group Ltd.	210,000	170,182
Zhejiang NHU Co., Ltd. Class A	79,700	265,892

Total Pharmaceuticals		6,440,615

Professional Services - 0.2%
51job, Inc. ADR*(a)	3,441	292,141

Real Estate Management & Development - 5.8%
Agile Group Holdings Ltd.	188,000	282,977
China Aoyuan Group Ltd.	162,000	264,232
China Evergrande Group*(a)	394,000	1,092,990
China Fortune Land Development Co., Ltd. Class A	115,100	473,798
CIFI Holdings Group Co., Ltd.	476,000	402,864
Country Garden Holdings Co., Ltd.	958,000	1,535,487
Gemdale Corp. Class A	274,900	571,714
Guangzhou R&F Properties Co., Ltd. Class H(a)	138,400	255,600
KWG Group Holdings Ltd.*	148,000	207,563
Logan Property Holdings Co., Ltd.	164,000	275,498
Longfor Group Holdings Ltd.(b)	179,000	839,097
Seazen Group Ltd.*(a)	210,000	255,678
Shimao Property Holdings Ltd.	121,000	469,308
Sunac China Holdings Ltd.	291,000	1,739,718
Times China Holdings Ltd.	93,000	185,609
Zhenro Properties Group Ltd.	275,600	198,214

Total Real Estate Management & Development		9,050,347

Semiconductors & Semiconductor Equipment - 1.3%
Gigadevice Semiconductor Beijing, Inc. Class A	12,600	370,278
LONGi Green Energy Technology Co., Ltd. Class A	171,352	610,242
Sanan Optoelectronics Co., Ltd. Class A	165,440	435,662
Shenzhen Goodix Technology Co., Ltd. Class A	9,800	289,976
Xinyi Solar Holdings Ltd.	470,000	333,802

Total Semiconductors & Semiconductor Equipment		2,039,960

Software - 1.2%
Glodon Co., Ltd. Class A	53,340	259,964
Hundsun Technologies, Inc. Class A	43,210	481,736
Kingdee International Software Group Co., Ltd.(a)	297,000	297,139
Kingsoft Corp., Ltd.*(a)	124,000	321,691
Yonyou Network Technology Co., Ltd. Class A	105,503	429,754

Total Software		1,790,284

Specialty Retail - 0.5%
China Yongda Automobiles Services Holdings Ltd.	141,000	128,571
Suning.com Co., Ltd. Class A	258,100	374,262
Zhongsheng Group Holdings Ltd.	66,100	270,806

Total Specialty Retail		773,639

Technology Hardware, Storage & Peripherals - 1.6%
Xiaomi Corp. Class B*(a)(b)	1,784,800	2,471,009

Textiles, Apparel & Luxury Goods - 2.0%
ANTA Sports Products Ltd.	124,000	1,110,790
Li Ning Co., Ltd.	201,500	604,266
Shenzhou International Group Holdings Ltd.	91,700	1,341,402

Total Textiles, Apparel & Luxury Goods		3,056,458

Total China		154,972,961

Hong Kong - 0.1%

Oil, Gas & Consumable Fuels - 0.1%
United Energy Group Ltd.(a)	1,110,000	225,240

TOTAL COMMON STOCKS (Cost: $142,424,084)		155,198,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $2,842,989)(d)	2,842,989	$2,842,989

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $145,267,073)		158,041,190
Other Assets less Liabilities - (1.8)%		(2,725,149)

NET ASSETS - 100.0%		$155,316,041

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,529,691 and the total market value of the collateral held by the Fund was $16,332,934. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,489,945.

ADR	-	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

Argentina - 1.4%
MercadoLibre, Inc.*	916	$523,897

Brazil - 9.1%
Ambev S.A.	52,429	243,331
Banco Bradesco S.A.	22,603	191,435
Banco do Brasil S.A.	16,119	211,650
Banco Santander Brasil S.A.	14,644	180,270
Cia Brasileira de Distribuicao (Preference Shares)	8,122	176,969
Cia de Saneamento Basico do Estado de Sao Paulo	12,752	191,976
Equatorial Energia S.A.	33,540	190,016
Lojas Renner S.A.	15,510	216,647
Magazine Luiza S.A.	15,742	186,664
Natura & Co. Holding S.A.	21,875	210,283
Porto Seguro S.A.	9,858	153,750
Raia Drogasil S.A.	6,167	171,150
Sul America S.A.	27,437	408,687
Telefonica Brasil S.A. (Preference Shares)	20,474	295,096
TIM Participacoes S.A.	71,068	276,838

Total Brazil		3,304,762

Chile - 1.6%
Banco Santander Chile	2,145,638	122,697
Cia Cervecerias Unidas S.A.	13,778	135,041
Embotelladora Andina S.A. Class B, (Preference Shares)	41,404	119,980
Enel Americas S.A.	873,746	194,050

Total Chile		571,768

China - 29.3%
360 Security Technology, Inc. Class A	17,100	57,714
58.com, Inc. ADR*	2,029	131,337
Alibaba Group Holding Ltd. ADR*	4,938	1,047,350
Anhui Conch Cement Co., Ltd. Class H	14,500	105,701
ANTA Sports Products Ltd.	16,289	145,815
Autohome, Inc. ADR*(a)	1,329	106,333
Baozun, Inc. ADR*(a)	2,007	66,472
Beijing Enterprises Holdings Ltd.	19,500	89,469
Beijing Enterprises Water Group Ltd.*	160,000	80,906
BYD Co., Ltd. Class H(a)	17,500	87,255
China Gas Holdings Ltd.	24,600	92,189
China International Travel Service Corp., Ltd. Class A	4,700	60,018
China Jinmao Holdings Group Ltd.	134,000	104,389
China Medical System Holdings Ltd.	63,000	90,719
China Mengniu Dairy Co., Ltd.*	35,000	141,495
China Merchants Bank Co., Ltd. Class H	26,500	136,211
China Pacific Insurance Group Co., Ltd. Class H	31,200	122,929
China Resources Beer Holdings Co., Ltd.	24,000	132,755
China Resources Gas Group Ltd.	22,000	120,845
China Resources Land Ltd.	30,000	149,388
China Taiping Insurance Holdings Co., Ltd.	39,000	96,702
China Traditional Chinese Medicine Holdings Co., Ltd.	168,000	81,070
China Unicom Hong Kong Ltd.	98,000	92,318
Country Garden Holdings Co., Ltd.	82,000	131,338
CSPC Pharmaceutical Group Ltd.	54,000	128,766
ENN Energy Holdings Ltd.	10,700	116,931
Far East Horizon Ltd.	110,000	103,057
Foshan Haitian Flavouring & Food Co., Ltd. Class A	4,500	69,454
Geely Automobile Holdings Ltd.	62,876	122,979
Gree Electric Appliances, Inc. of Zhuhai Class A	7,000	65,903
Haier Electronics Group Co., Ltd.	31,000	96,878
HengTen Networks Group Ltd.*(a)	4,496,000	64,049
Huaneng Renewables Corp., Ltd. Class H	236,000	91,773
Huazhu Group Ltd. ADR(a)	2,459	98,532
Hundsun Technologies, Inc. Class A	4,700	52,447
Iflytek Co., Ltd. Class A	10,300	50,985
JD.com, Inc. ADR*	5,580	196,583
Jinke Properties Group Co., Ltd. Class A	44,300	48,843
Kingdee International Software Group Co., Ltd.(a)	88,000	87,980
Kunlun Energy Co., Ltd.	106,000	93,596
Kweichow Moutai Co., Ltd. Class A	1,200	203,799
Lenovo Group Ltd.	156,000	104,710
Li Ning Co., Ltd.	45,000	134,853
Logan Property Holdings Co., Ltd.	72,126	121,077
Longfor Group Holdings Ltd.(b)	26,410	123,715
LONGi Green Energy Technology Co., Ltd. Class A	13,880	49,477
Luxshare Precision Industry Co., Ltd. Class A	17,800	93,271
Luye Pharma Group Ltd.(a)(b)	122,000	91,440
Luzhou Laojiao Co., Ltd. Class A	4,700	58,486
Mango Excellent Media Co., Ltd. Class A*	15,100	75,785
Midea Group Co., Ltd. Class A	7,800	65,227
Momo, Inc. ADR	2,742	91,857
NetEase, Inc. ADR	505	154,853
New China Life Insurance Co., Ltd. Class H	24,900	107,055
New Oriental Education & Technology Group, Inc. ADR*	1,152	139,680
Ninestar Corp. Class A	11,351	53,645
Perfect World Co., Ltd. Class A	11,300	71,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2019

Investments	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class A	11,100	$136,182
Ping An Insurance Group Co. of China Ltd. Class H	24,129	285,208
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	72,000	86,306
Shanghai 2345 Network Holding Group Co., Ltd. Class A	91,660	42,503
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	4,800	61,811
Shenzhou International Group Holdings Ltd.	9,900	144,718
Sino Biopharmaceutical Ltd.	78,000	109,115
SSY Group Ltd.	110,000	89,081
Sunac China Holdings Ltd.	28,000	167,278
Sunny Optical Technology Group Co., Ltd.	7,800	135,042
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	17,600	58,492
TAL Education Group ADR*	3,141	151,396
Tencent Holdings Ltd.	20,200	973,731
Tianma Microelectronics Co., Ltd. Class A	21,600	50,514
Tingyi Cayman Islands Holding Corp.	74,000	126,312
Tongwei Co., Ltd. Class A	25,891	48,803
Tsingtao Brewery Co., Ltd. Class H	14,000	94,060
Uni-President China Holdings Ltd.	78,000	81,886
Vipshop Holdings Ltd. ADR*	9,771	138,455
Want Want China Holdings Ltd.	127,000	118,658
Weibo Corp. ADR*(a)	1,895	87,833
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	23,200	89,693
Wuliangye Yibin Co., Ltd. Class A	4,800	91,656
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	9,700	62,581
Yihai International Holding Ltd.*	20,000	117,303
Yonghui Superstores Co., Ltd. Class A	34,700	37,561
Yonyou Network Technology Co., Ltd. Class A	11,480	46,805
Yuzhou Properties Co., Ltd.	190,000	104,610
Zhejiang Semir Garment Co., Ltd. Class A	22,900	32,448
Zhongsheng Group Holdings Ltd.	32,000	131,010
ZTE Corp. Class H*	28,400	86,930

Total China		10,687,990

Czech Republic - 0.4%
Komercni Banka AS	4,488	164,431

Hungary - 0.6%
OTP Bank Nyrt	4,272	223,736

India - 8.7%
Bajaj Auto Ltd.	3,210	143,235
Britannia Industries Ltd.	2,867	121,616
Cipla Ltd.	22,079	147,919
Dabur India Ltd.	28,278	181,605
Dr. Reddy’s Laboratories Ltd.	3,770	151,826
GAIL India Ltd.	78,152	132,538
Godrej Consumer Products Ltd.	16,054	153,965
Hindustan Unilever Ltd.	9,106	245,325
Housing Development Finance Corp., Ltd.	12,497	422,393
ICICI Bank Ltd.	32,156	242,775
ITC Ltd.	53,025	176,581
Marico Ltd.	33,648	161,032
Nestle India Ltd.	991	205,277
Oil & Natural Gas Corp., Ltd.	80,997	146,157
Page Industries Ltd.	484	158,623
Tech Mahindra Ltd.	16,962	181,150
Titan Co., Ltd.	11,263	187,451

Total India		3,159,468

Indonesia - 4.0%
Charoen Pokphand Indonesia Tbk PT	369,000	172,771
Gudang Garam Tbk PT	46,053	175,819
Hanjaya Mandala Sampoerna Tbk PT	931,900	140,968
Indofood CBP Sukses Makmur Tbk PT	201,500	161,839
Indofood Sukses Makmur Tbk PT	270,800	154,590
Kalbe Farma Tbk PT	1,119,600	130,650
Pakuwon Jati Tbk PT	3,110,200	127,701
Telekomunikasi Indonesia Persero Tbk PT	757,700	216,681
Tiga Pilar Sejahtera Food Tbk PT*†	538,700	3,260
Unilever Indonesia Tbk PT	52,500	158,833

Total Indonesia		1,443,112

Malaysia - 1.3%
Fraser & Neave Holdings Bhd	18,100	154,163
Nestle Malaysia Bhd	4,200	150,935
QL Resources Bhd	89,000	176,891

Total Malaysia		481,989

Mexico - 5.2%
America Movil S.A.B. de C.V. Series L	371,868	297,353
Arca Continental S.A.B. de C.V.	27,308	144,580
Coca-Cola Femsa S.A.B. de C.V. UNIT	26,038	158,401
El Puerto de Liverpool S.A.B. de C.V. Class C1(a)	24,065	119,688
Fomento Economico Mexicano S.A.B. de C.V.	22,031	208,445
Gruma S.A.B. de C.V. Class B	14,290	146,903
Grupo Financiero Banorte S.A.B. de C.V. Class O	36,006	201,442
Infraestructura Energetica Nova S.A.B. de C.V.	28,163	132,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2019

Investments	Shares	Value
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	78,464	$155,815
Megacable Holdings S.A.B. de C.V. Series CPO	30,997	127,113
Wal-Mart de Mexico S.A.B. de C.V.	68,405	196,152

Total Mexico		1,888,519

Philippines - 3.9%
BDO Unibank, Inc.	63,540	198,229
Globe Telecom, Inc.	4,300	171,508
Jollibee Foods Corp.	28,500	121,552
Manila Electric Co.	19,410	121,492
Megaworld Corp.	1,781,000	141,017
Metropolitan Bank & Trust Co.	131,826	172,575
PLDT, Inc.	6,455	125,926
Robinsons Land Corp.	282,600	153,730
SM Prime Holdings, Inc.	262,300	218,044

Total Philippines		1,424,073

Poland - 1.3%
Cyfrowy Polsat S.A.	17,983	132,666
LPP S.A.	68	158,361
Powszechny Zaklad Ubezpieczen S.A.	16,362	172,938

Total Poland		463,965

South Africa - 4.0%
Capitec Bank Holdings Ltd.	1,857	192,052
Clicks Group Ltd.	9,234	169,439
Discovery Ltd.	18,768	161,904
Foschini Group Ltd. (The)(a)	13,963	149,271
Kumba Iron Ore Ltd.	5,322	158,726
Momentum Metropolitan Holdings	107,148	167,348
MTN Group Ltd.	28,454	167,853
Pick n Pay Stores Ltd.	35,984	164,409
SPAR Group Ltd. (The)	9,995	141,174

Total South Africa		1,472,176

South Korea - 11.5%
Cheil Worldwide, Inc.	6,762	140,625
CJ ENM Co., Ltd.	1,077	148,635
Fila Korea Ltd.	2,839	130,111
Hotel Shilla Co., Ltd.	2,253	176,897
Industrial Bank of Korea	13,899	141,820
Kakao Corp.*	1,687	223,922
LG Electronics, Inc.	2,689	167,648
LG Household & Health Care Ltd.	168	183,188
LG Household & Health Care Ltd. (Preference Shares)	207	138,006
LG Innotek Co., Ltd.	1,538	186,191
NCSoft Corp.	389	181,979
Samsung Electro-Mechanics Co., Ltd.	1,851	200,074
Samsung Electronics Co., Ltd.	26,663	1,286,520
Samsung SDS Co., Ltd.	900	151,368
Shinsegae, Inc.	829	207,169
SK Hynix, Inc.	4,544	369,744
Woongjin Coway Co., Ltd.	2,185	175,903

Total South Korea		4,209,800

Taiwan - 11.6%
Advantech Co., Ltd.	13,000	130,967
Chailease Holding Co., Ltd.	24,050	110,715
Cheng Shin Rubber Industry Co., Ltd.	64,000	89,242
Chicony Electronics Co., Ltd.	39,000	115,789
China Development Financial Holding Corp.	326,000	105,814
Delta Electronics, Inc.	34,000	171,832
E.Sun Financial Holding Co., Ltd.	159,000	147,983
Giant Manufacturing Co., Ltd.	14,000	99,476
Hotai Motor Co., Ltd.	7,000	159,489
Lite-On Technology Corp.	55,000	90,544
Nanya Technology Corp.	46,000	127,978
Nien Made Enterprise Co., Ltd.	12,000	110,885
Novatek Microelectronics Corp.	20,000	146,112
Pou Chen Corp.	75,000	98,075
President Chain Store Corp.	12,000	121,693
Realtek Semiconductor Corp.	18,000	141,108
SinoPac Financial Holdings Co., Ltd.	233,000	101,044
Standard Foods Corp.	68,000	157,881
Synnex Technology International Corp.	88,000	110,084
Taiwan Mobile Co., Ltd.	29,000	108,350
Taiwan Semiconductor Manufacturing Co., Ltd.	87,000	960,637
Uni-President Enterprises Corp.	50,000	123,762
Walsin Technology Corp.	19,000	151,483
Wistron Corp.	145,000	137,130
WPG Holdings Ltd.	72,000	93,912
Yageo Corp.	12,000	174,934
Zhen Ding Technology Holding Ltd.	31,000	147,880

Total Taiwan		4,234,799

Thailand - 3.7%
Advanced Info Service PCL NVDR	26,400	187,729
Bangkok Dusit Medical Services PCL NVDR	215,300	186,881
Berli Jucker PCL NVDR	85,900	120,446
Charoen Pokphand Foods PCL NVDR	159,600	146,526
CP ALL PCL NVDR	88,200	212,743
Electricity Generating PCL NVDR	13,500	147,828
Home Product Center PCL NVDR	339,000	181,079
Minor International PCL NVDR	128,800	154,799

Total Thailand		1,338,031

Turkey - 2.3%
Anadolu Efes Biracilik ve Malt Sanayii AS	51,243	198,738
Arcelik AS*	42,055	147,274
BIM Birlesik Magazalar AS	20,488	160,640
Ford Otomotiv Sanayi AS	13,585	161,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2019

Investments	Shares		Value
Turkcell Iletisim Hizmetleri AS	68,671		$159,244

Total Turkey			827,633

TOTAL COMMON STOCKS (Cost: $30,702,523)			36,420,149

RIGHTS - 0.0%

China - 0.0%
Legend Holdings Corp., expiring 2/5/20*† (Cost: $0)	2,053		0

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost: $1,955)	137,280	INR	608

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

United States - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $450,970)(d)	450,970		450,970

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $31,155,448)			36,871,727
Other Assets less Liabilities - (1.1)%			(398,739)

NET ASSETS - 100.0%			$36,472,988

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,260, which represents 0.01% of net assets.

(a)	Security or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $844,884 and the total market value of the collateral held by the Fund was $932,780. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $481,810.

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

CURRENCY LEGEND

INR	Indian rupee

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 6.4%
Ambev S.A.	911,786	$4,231,746
Atacadao S.A.	105,395	611,772
B2W Cia Digital*	41,974	655,899
B3 S.A. - Brasil Bolsa Balcao	416,331	4,447,198
Banco Bradesco S.A.	250,984	2,125,693
Banco Santander Brasil S.A.	81,426	1,002,366
BR Malls Participacoes S.A.	214,790	964,304
BRF S.A.*	161,318	1,411,588
CCR S.A.	238,499	1,125,292
Cia Siderurgica Nacional S.A.	156,375	548,500
Cogna Educacao	370,090	1,051,565
Cosan Ltd. Class A*	24,474	558,986
Cosan S.A.	44,635	771,934
CVC Brasil Operadora e Agencia de Viagens S.A.	37,853	412,151
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	54,526	402,435
Embraer S.A.	129,208	633,722
Energisa S.A.	46,307	616,206
Engie Brasil Energia S.A.	48,165	608,244
Equatorial Energia S.A.	188,523	1,068,049
Fleury S.A.	50,208	381,050
Hapvida Participacoes e Investimentos S.A.(a)	38,417	610,248
Hypera S.A.	93,529	829,803
Itau Unibanco Holding S.A.	98,301	782,703
Itausa - Investimentos Itau S.A.	244,973	855,612
Klabin S.A.	120,192	550,062
Linx S.A.	33,991	299,292
Localiza Rent a Car S.A.	128,125	1,510,032
Lojas Renner S.A.	168,047	2,347,319
M. Dias Branco S.A.*	15,964	151,398
Magazine Luiza S.A.	102,005	1,209,545
MRV Engenharia e Participacoes S.A.	116,820	625,816
Multiplan Empreendimentos Imobiliarios S.A.	64,755	532,824
Natura & Co. Holding S.A.	85,563	822,513
Notre Dame Intermedica Participacoes S.A.	61,254	1,039,249
Odontoprev S.A.	71,396	299,413
Pagseguro Digital Ltd. Class A*(b)	36,976	1,263,100
Porto Seguro S.A.	16,704	260,524
Qualicorp Consultoria e Corretora de Seguros S.A.	47,949	442,217
Raia Drogasil S.A.	55,265	1,533,742
Rumo S.A.*	203,827	1,322,466
StoneCo Ltd. Class A*(b)	21,941	875,227
Sul America S.A.	58,910	877,492
Suzano S.A.	103,982	1,025,681
TIM Participacoes S.A.	208,514	812,244
TOTVS S.A.	31,330	502,735
Ultrapar Participacoes S.A.	140,950	892,785
WEG S.A.	154,364	1,330,016
YDUQS Part	57,522	679,219

Total Brazil		47,911,977

Chile - 0.8%
Aguas Andinas S.A. Class A	893,876	379,209
AntarChile S.A.	17,640	170,664
Banco de Chile	7,841,541	831,134
Banco de Credito e Inversiones S.A.	11,036	500,469
Banco Santander Chile	5,479,903	313,366
Cia Cervecerias Unidas S.A.	45,122	442,249
Colbun S.A.	2,106,680	336,195
Empresa Nacional de Telecomunicaciones S.A.*	52,022	369,990
Empresas CMPC S.A.	57,387	140,424
Enel Americas S.A.	3,691,680	819,882
Enel Chile S.A.	6,932,113	649,929
Latam Airlines Group S.A.	49,269	494,361
S.A.C.I. Falabella	47,248	203,645

Total Chile		5,651,517

China - 34.2%
3SBio, Inc.*(a)	165,500	214,527
51job, Inc. ADR*(b)	5,714	485,119
58.com, Inc. ADR*	14,641	947,712
AAC Technologies Holdings, Inc.	73,000	637,080
Agile Group Holdings Ltd.	314,000	472,302
Aier Eye Hospital Group Co., Ltd. Class A	121,150	688,042
Alibaba Group Holding Ltd. ADR*	271,147	57,510,279
Alibaba Pictures Group Ltd.*	2,280,000	400,883
ANTA Sports Products Ltd.	210,000	1,879,861
Autohome, Inc. ADR*(b)	10,155	812,502
Baidu, Inc. ADR*	46,672	5,899,341
Baozun, Inc. ADR*(b)	6,927	229,422
BeiGene Ltd.*	94,200	1,208,963
Best, Inc. ADR*(b)	50,467	280,596
Bilibili, Inc. ADR*(b)	17,272	321,605
BYD Co., Ltd. Class A	127,900	875,288
Changjiang Securities Co., Ltd. Class A	376,031	385,440
China Aoyuan Group Ltd.	236,000	384,661
China Biologic Products Holdings, Inc.*(b)	5,082	591,443
China Common Rich Renewable Energy Investments Ltd.*†	102,000	0
China Conch Venture Holdings Ltd.	356,400	1,555,173
China Evergrande Group*(b)	507,000	1,405,477
China Fortune Land Development Co., Ltd. Class A	100,064	412,283
China Medical System Holdings Ltd.	190,000	273,595
China Minsheng Banking Corp., Ltd. Class A	2,056,479	1,862,897
China Minsheng Banking Corp., Ltd. Class H	1,119,500	846,256
CIFI Holdings Group Co., Ltd.	828,000	700,290
Contemporary Amperex Technology Co., Ltd. Class A	81,071	1,238,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2019

Investments	Shares	Value
Country Garden Holdings Co., Ltd.	1,165,000	$1,865,962
Country Garden Services Holdings Co., Ltd.	194,000	653,572
CSPC Pharmaceutical Group Ltd.	848,000	2,022,105
East Money Information Co., Ltd. Class A	345,852	782,992
ENN Energy Holdings Ltd.	142,300	1,555,076
Focus Media Information Technology Co., Ltd. Class A	675,600	607,154
Foshan Haitian Flavouring & Food Co., Ltd. Class A	48,200	743,928
Fosun International Ltd.	281,000	409,682
Fuyao Glass Industry Group Co., Ltd. Class H(a)	208,400	637,894
GDS Holdings Ltd. ADR*	13,547	698,754
Geely Automobile Holdings Ltd.	795,000	1,554,942
Gemdale Corp. Class A	362,500	754,590
Genscript Biotech Corp.*	156,000	354,373
GoerTek, Inc. Class A	127,800	365,473
Great Wall Motor Co., Ltd. Class H(b)	460,000	340,050
Haidilao International Holding Ltd.(a)(b)	159,000	638,710
Haier Electronics Group Co., Ltd.	224,000	700,018
Haier Smart Home Co., Ltd. Class A	243,500	681,662
Haitian International Holdings Ltd.	163,000	394,959
Han’s Laser Technology Industry Group Co., Ltd. Class A	66,600	382,445
Hengan International Group Co., Ltd.	114,500	815,569
Huazhu Group Ltd. ADR(b)	19,454	779,522
Hundsun Technologies, Inc. Class A	49,080	547,682
HUYA, Inc. ADR*(b)	12,452	223,513
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	357,000	1,585,710
Innovent Biologics, Inc.*(a)	145,500	495,781
iQIYI, Inc. ADR*(b)	53,158	1,122,165
JD.com, Inc. ADR*	147,231	5,186,948
Jiangsu Hengrui Medicine Co., Ltd. Class A	192,366	2,416,968
JOYY, Inc. ADR*(b)	7,679	405,374
Kingboard Holdings Ltd.	164,000	519,880
Kingdee International Software Group Co., Ltd.(b)	464,000	463,893
Kingsoft Corp., Ltd.*(b)	202,000	523,679
KWG Group Holdings Ltd.*	221,500	310,426
Lepu Medical Technology Beijing Co., Ltd. Class A	76,100	361,398
Li Ning Co., Ltd.	358,500	1,074,331
Logan Property Holdings Co., Ltd.	392,000	658,046
Longfor Group Holdings Ltd.(a)	328,000	1,536,487
LONGi Green Energy Technology Co., Ltd. Class A	140,190	499,723
Luxshare Precision Industry Co., Ltd. Class A	242,509	1,270,738
Luye Pharma Group Ltd.(a)(b)	272,500	204,240
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	166,860	356,683
Meituan Dianping Class B*	582,900	7,623,079
MGM China Holdings Ltd.(b)	212,800	347,393
Midea Group Co., Ltd. Class A	304,890	2,549,613
Minth Group Ltd.	122,000	430,581
Momo, Inc. ADR	25,719	861,586
Muyuan Foodstuff Co., Ltd. Class A	45,600	581,252
NetEase, Inc. ADR	12,504	3,834,227
New Hope Liuhe Co., Ltd. Class A	137,900	394,950
New Oriental Education & Technology Group, Inc. ADR*	22,833	2,768,501
Nine Dragons Paper Holdings Ltd.	469,000	487,551
NIO, Inc. ADR*(b)	159,943	642,971
Pinduoduo, Inc. ADR*	64,819	2,451,455
Ping An Bank Co., Ltd. Class A	563,500	1,330,746
Ping An Insurance Group Co. of China Ltd. Class A	634,400	7,783,256
Ping An Insurance Group Co. of China Ltd. Class H	971,000	11,477,335
Sany Heavy Industry Co., Ltd. Class A	465,500	1,139,408
Seazen Group Ltd.*(b)	350,000	425,832
SF Holding Co., Ltd. Class A	64,200	342,765
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	616,000	738,397
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(b)	210,000	633,358
Shenzhen Sunway Communication Co., Ltd. Class A*	65,400	426,067
Shenzhou International Group Holdings Ltd.	143,600	2,099,135
Shimao Property Holdings Ltd.	234,500	908,891
SINA Corp.*	15,677	625,983
Sino Biopharmaceutical Ltd.	1,220,000	1,706,666
SITC International Holdings Co., Ltd.	261,000	318,219
Sun Art Retail Group Ltd.	391,500	474,816
Sunac China Holdings Ltd.	449,000	2,682,429
Sunny Optical Technology Group Co., Ltd.	123,600	2,139,896
TAL Education Group ADR*	63,898	3,079,884
TCL Corp. Class A	1,090,500	699,791
Tencent Holdings Ltd.	1,057,000	50,952,180
Times China Holdings Ltd.	178,000	355,004
Tingyi Cayman Islands Holding Corp.	348,000	594,009
Tongcheng-Elong Holdings Ltd.*	213,600	383,240
Tongwei Co., Ltd. Class A	160,358	302,267
Trip.com Group Ltd. ADR*	73,693	2,471,663
Uni-President China Holdings Ltd.	223,000	234,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2019

Investments	Shares	Value
Vipshop Holdings Ltd. ADR*	74,085	$1,049,784
Walvax Biotechnology Co., Ltd. Class A	95,200	443,356
Want Want China Holdings Ltd.	1,207,000	1,127,719
Weibo Corp. ADR*(b)	9,356	433,651
Wens Foodstuffs Group Co., Ltd. Class A	240,900	1,162,014
WH Group Ltd.(a)	1,613,000	1,666,451
WuXi AppTec Co., Ltd. Class A	26,100	345,167
WuXi AppTec Co., Ltd. Class H(a)	25,600	317,544
Wuxi Biologics Cayman, Inc.*(a)	103,000	1,304,057
Xiaomi Corp. Class B*(a)(b)	2,499,000	3,457,381
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	191,200	328,013
Xinyi Glass Holdings Ltd.	424,000	561,575
Xinyi Solar Holdings Ltd.	604,000	428,671
Yihai International Holding Ltd.*	58,000	340,178
Yonyou Network Technology Co., Ltd. Class A	102,500	417,905
Yum China Holdings, Inc.	69,577	3,340,392
Zhejiang Longsheng Group Co., Ltd. Class A	194,800	404,662
Zhongsheng Group Holdings Ltd.	124,000	507,662
ZTO Express Cayman, Inc. ADR	78,112	1,823,915

Total China		256,781,084

Czech Republic - 0.1%
Moneta Money Bank AS(a)	189,261	710,548

Hong Kong - 0.0%
United Energy Group Ltd.(b)	1,496,000	303,355

Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	78,948	787,821
OTP Bank Nyrt	38,422	2,012,264

Total Hungary		2,800,085

India - 11.0%
ACC Ltd.	15,920	322,434
Adani Ports & Special Economic Zone Ltd.	150,395	771,168
Ambuja Cements Ltd.	203,736	560,160
Apollo Hospitals Enterprise Ltd.	15,913	321,479
Asian Paints Ltd.	57,081	1,427,422
Avenue Supermarts Ltd.*(a)	18,553	477,834
Bajaj Auto Ltd.	13,515	603,060
Bajaj Finance Ltd.	29,381	1,743,127
Bajaj Finserv Ltd.	6,661	876,586
Bajaj Holdings & Investment Ltd.	6,043	288,409
Bandhan Bank Ltd.(a)	35,527	252,971
Bharat Forge Ltd.	67,014	453,610
Bharti Airtel Ltd.*	319,154	2,038,024
Bharti Infratel Ltd.	172,383	609,804
Britannia Industries Ltd.	12,764	541,438
Cipla Ltd.	86,018	576,280
Dabur India Ltd.	100,850	647,672
Divi’s Laboratories Ltd.	14,036	362,963
DLF Ltd.	140,380	454,113
Dr. Reddy’s Laboratories Ltd.	14,736	593,450
Eicher Motors Ltd.	1,770	558,322
Federal Bank Ltd.	370,801	456,890
Future Retail Ltd.*	54,536	261,112
Godrej Consumer Products Ltd.	60,872	583,791
Havells India Ltd.	49,905	452,464
HCL Technologies Ltd.	190,240	1,514,124
HDFC Life Insurance Co., Ltd.(a)	73,773	647,055
Hero MotoCorp., Ltd.	20,224	692,204
Hindalco Industries Ltd.	232,438	703,877
Hindustan Unilever Ltd.	116,549	3,139,949
Housing Development Finance Corp., Ltd.	286,904	9,697,229
ICICI Bank Ltd. ADR	272,516	4,112,266
ICICI Lombard General Insurance Co., Ltd.(a)	16,347	317,604
ICICI Prudential Life Insurance Co., Ltd.(a)	72,471	489,837
IDFC Bank Ltd.*	560,657	354,642
Indiabulls Housing Finance Ltd.	109,346	479,799
Indiabulls Ventures Ltd.	594	1,784
IndusInd Bank Ltd.	102,759	2,173,860
Info Edge India Ltd.	10,834	384,019
Infosys Ltd. ADR	619,683	6,395,129
InterGlobe Aviation Ltd.(a)	15,130	282,672
JSW Steel Ltd.	261,834	990,615
Jubilant Foodworks Ltd.	16,095	372,576
Kotak Mahindra Bank Ltd.	140,859	3,323,928
Lupin Ltd.	50,474	539,862
Mahindra & Mahindra Financial Services Ltd.	79,691	360,003
Mahindra & Mahindra Ltd.	88,374	658,117
Marico Ltd.	85,869	410,950
Maruti Suzuki India Ltd.	21,095	2,177,706
Nestle India Ltd.	4,311	892,985
Pidilite Industries Ltd.	21,538	418,490
Reliance Industries Ltd. GDR(a)	257,167	10,942,456
Shree Cement Ltd.	1,909	544,631
Shriram Transport Finance Co., Ltd.	33,229	545,188
Sun Pharmaceutical Industries Ltd.	165,006	999,933
Tata Consultancy Services Ltd.	152,871	4,629,725
Tata Motors Ltd.*	274,320	711,567
Tata Steel Ltd.	119,548	790,615
Tech Mahindra Ltd.	89,189	952,515
Titan Co., Ltd.	53,070	883,247
UltraTech Cement Ltd.	20,470	1,160,336
United Breweries Ltd.	16,824	299,354
United Spirits Ltd.*	53,761	451,572
UPL Ltd.	103,205	845,123
Vedanta Ltd.	191,389	408,770
Wipro Ltd.	246,245	847,977

Total India		82,778,874

Indonesia - 2.2%
Adaro Energy Tbk PT	2,949,800	330,412
Astra International Tbk PT	5,448,600	2,717,922
Bank Central Asia Tbk PT	2,698,000	6,495,995

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2019

Investments	Shares	Value
Barito Pacific Tbk PT	7,156,900	$778,456
Charoen Pokphand Indonesia Tbk PT	1,984,100	928,986
Gudang Garam Tbk PT	74,600	284,805
Indah Kiat Pulp & Paper Corp. Tbk PT	893,800	495,751
Indocement Tunggal Prakarsa Tbk PT	514,000	704,401
Indofood CBP Sukses Makmur Tbk PT	547,600	439,816
Indofood Sukses Makmur Tbk PT	1,232,500	703,588
Kalbe Farma Tbk PT	5,468,800	638,174
Mitra Keluarga Karyasehat Tbk PT	1,542,600	296,686
Sarana Menara Nusantara Tbk PT	8,500,900	492,939
Unilever Indonesia Tbk PT	322,400	975,386
United Tractors Tbk PT	286,000	443,447

Total Indonesia		16,726,764

Malaysia - 2.4%
AMMB Holdings Bhd	955,900	913,719
Dialog Group Bhd	1,790,400	1,510,055
Fraser & Neave Holdings Bhd	71,800	611,542
Genting Malaysia Bhd	1,112,600	894,867
HAP Seng Consolidated Bhd	265,900	648,743
Hartalega Holdings Bhd	721,500	966,586
Hong Leong Bank Bhd	386,308	1,633,817
Hong Leong Financial Group Bhd	141,500	584,611
Nestle Malaysia Bhd	25,000	898,423
Press Metal Aluminium Holdings Bhd	657,000	746,865
Public Bank Bhd	1,375,900	6,538,931
QL Resources Bhd	291,300	578,968
Top Glove Corp. Bhd	623,400	716,289
Westports Holdings Bhd	465,000	478,584
YTL Corp. Bhd	2,519,458	603,610

Total Malaysia		18,325,610

Mexico - 2.4%
America Movil S.A.B. de C.V. Series L	3,198,427	2,557,522
Arca Continental S.A.B. de C.V.	35,136	186,025
Banco del Bajio S.A.(a)	242,244	406,263
Cemex S.A.B. de C.V. Series CPO	1,615,140	605,549
Coca-Cola Femsa S.A.B. de C.V. UNIT	90,410	550,005
Fomento Economico Mexicano S.A.B. de C.V.	269,537	2,550,211
Gruma S.A.B. de C.V. Class B	46,674	479,815
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	64,372	483,472
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	51,085	607,777
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	19,139	358,821
Grupo Bimbo S.A.B. de C.V. Series A	220,355	401,759
Grupo Elektra S.A.B. de C.V.	7,456	548,164
Grupo Financiero Banorte S.A.B. de C.V. Class O	344,349	1,926,524
Grupo Financiero Inbursa S.A.B. de C.V. Class O	232,628	285,673
Grupo Mexico S.A.B. de C.V. Series B	377,055	1,035,484
Grupo Televisa S.A.B. Series CPO	374,454	879,820
Industrias Penoles S.A.B. de C.V.	23,462	246,262
Infraestructura Energetica Nova S.A.B. de C.V.	98,144	462,187
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	222,009	440,867
Megacable Holdings S.A.B. de C.V. Series CPO	78,256	320,914
Promotora y Operadora de Infraestructura S.A.B. de C.V.	48,834	500,494
Wal-Mart de Mexico S.A.B. de C.V.	741,201	2,125,399

Total Mexico		17,959,007

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	481,250	489,374
Ayala Corp.	49,765	771,851
Ayala Land, Inc.	1,018,680	915,193
Bank of the Philippine Islands	278,460	483,298
BDO Unibank, Inc.	271,793	847,928
JG Summit Holdings, Inc.	467,010	745,077
Jollibee Foods Corp.	111,260	474,522
Manila Electric Co.	59,820	374,429
SM Investments Corp.	72,245	1,487,838
SM Prime Holdings, Inc.	1,748,100	1,453,154
Universal Robina Corp.	184,490	528,207

Total Philippines		8,570,871

Poland - 1.0%
Bank Polska Kasa Opieki S.A.	56,951	1,510,503
CD Projekt S.A.	23,306	1,719,966
Cyfrowy Polsat S.A.	113,995	840,974
Dino Polska S.A.*(a)	16,653	633,177
LPP S.A.	496	1,155,103
mBank S.A.*	5,947	611,454
Santander Bank Polska S.A.	7,932	643,809

Total Poland		7,114,986

Russia - 4.6%
Lukoil PJSC ADR	126,643	12,560,453
Mail.ru Group Ltd. GDR Reg S*	37,648	839,550
MMC Norilsk Nickel PJSC ADR	176,702	5,398,246
Mobile TeleSystems PJSC ADR(b)	116,751	1,185,023
Novatek PJSC GDR Reg S	28,438	5,772,914
Novolipetsk Steel PJSC GDR Reg S	42,092	969,800
PhosAgro PJSC GDR Reg S	32,640	414,528
Polymetal International PLC	64,438	1,020,103
Polyus PJSC GDR Reg S	15,245	864,391
Severstal PJSC GDR Reg S	43,043	651,671
X5 Retail Group N.V. GDR Reg S	32,094	1,107,243
Yandex N.V. Class A*	83,090	3,613,584

Total Russia		34,397,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2019

Investments	Shares	Value
South Africa - 5.3%
Absa Group Ltd.	101,435	$1,083,008
Anglo American Platinum Ltd.	8,110	758,211
AngloGold Ashanti Ltd.	59,516	1,347,074
Aspen Pharmacare Holdings Ltd.*	69,127	589,360
Bid Corp., Ltd.	51,601	1,218,519
Bidvest Group Ltd. (The)	60,701	888,886
Capitec Bank Holdings Ltd.	10,145	1,049,201
Clicks Group Ltd.	44,971	825,195
Discovery Ltd.	42,207	364,103
Exxaro Resources Ltd.	39,511	370,542
FirstRand Ltd.	561,101	2,519,909
Foschini Group Ltd. (The)(b)	35,031	374,497
Gold Fields Ltd.	112,486	771,197
Hyprop Investments Ltd.	94,293	377,954
Impala Platinum Holdings Ltd.*	115,729	1,187,788
Investec Ltd.	79,441	471,300
Investec PLC	121,383	711,449
Kumba Iron Ore Ltd.(b)	10,593	315,930
Mediclinic International PLC	65,500	361,471
Momentum Metropolitan Holdings	207,944	324,775
MultiChoice Group*	81,427	678,389
Naspers Ltd. Class N	66,771	10,938,487
Nedbank Group Ltd.	67,874	1,040,183
Northam Platinum Ltd.*	46,951	415,067
Old Mutual Ltd.	812,693	1,142,600
Pick n Pay Stores Ltd.	113,662	519,317
PSG Group Ltd.	22,785	381,545
Remgro Ltd.	104,511	1,457,407
Sanlam Ltd.	294,822	1,667,710
Shoprite Holdings Ltd.	86,533	779,221
Sibanye Gold Ltd.*	297,815	764,371
SPAR Group Ltd. (The)	43,690	617,100
Standard Bank Group Ltd.	174,672	2,102,535
Vodacom Group Ltd.	119,528	985,560
Woolworths Holdings Ltd.	187,949	653,221

Total South Africa		40,053,082

South Korea - 12.6%
Amorepacific Corp.	3,373	583,337
Amorepacific Group	5,597	400,252
BGF Retail Co., Ltd.	1,897	278,042
Celltrion Healthcare Co., Ltd.*	12,877	590,152
Celltrion, Inc.*	12,904	2,019,650
Cheil Worldwide, Inc.	19,584	407,277
Daelim Industrial Co., Ltd.	6,425	502,799
Doosan Bobcat, Inc.	12,970	385,248
Doosan Co., Ltd.	1,705	103,646
Doosan Fuel Cell Co., Ltd.*	5,732	43,419
Doosan Solus Co., Ltd.*	3,043	53,548
Fila Korea Ltd.	7,438	340,883
GS Engineering & Construction Corp.	7,519	201,881
GS Holdings Corp.	6,429	286,858
Hana Financial Group, Inc.	53,822	1,717,352
Hanmi Pharm Co., Ltd.	1,539	394,581
Hanon Systems	32,841	316,639
Hanwha Chemical Corp.	31,122	507,285
Hanwha Corp.	24,292	525,142
HLB, Inc.*(b)	4,772	474,126
Hotel Shilla Co., Ltd.	4,867	382,138
Hyundai Department Store Co., Ltd.	6,796	488,346
Hyundai Engineering & Construction Co., Ltd.	14,488	529,934
Hyundai Glovis Co., Ltd.	4,093	506,117
Hyundai Heavy Industries Holdings Co., Ltd.	1,878	548,890
Hyundai Motor Co.	22,605	2,355,400
Hyundai Steel Co.	20,291	551,820
Kakao Corp.*	7,863	1,043,686
KB Financial Group, Inc.	64,652	2,663,901
Kia Motors Corp.	43,679	1,673,207
Korea Investment Holdings Co., Ltd.	5,585	349,651
Korea Shipbuilding & Offshore Engineering Co., Ltd.*	6,246	683,228
Korea Zinc Co., Ltd.	2,643	971,313
KT&G Corp.	21,216	1,720,836
Kumho Petrochemical Co., Ltd.	4,976	333,469
LG Chem Ltd.	6,210	1,704,937
LG Corp.	24,639	1,572,362
LG Display Co., Ltd.	24,177	339,726
LG Electronics, Inc.	16,999	1,059,819
LG Household & Health Care Ltd.	1,273	1,388,087
LG Innotek Co., Ltd.	2,647	320,446
LG Uplus Corp.	27,136	333,202
Lotte Chemical Corp.	1,513	293,062
Macquarie Korea Infrastructure Fund	55,709	558,800
Meritz Securities Co., Ltd.	78,536	257,384
Mirae Asset Daewoo Co., Ltd.	84,641	552,587
NAVER Corp.	20,982	3,383,755
NCSoft Corp.	2,368	1,107,776
Netmarble Corp.*(a)	7,007	559,857
Orion Corp.	3,336	304,335
Ottogi Corp.	907	434,500
POSCO	8,856	1,811,098
Samsung Biologics Co., Ltd.*(a)	2,085	780,669
Samsung Electro-Mechanics Co., Ltd.	7,913	855,311
Samsung Electronics Co., Ltd.	725,639	35,012,890
Samsung Engineering Co., Ltd.*	20,827	345,781
Samsung Fire & Marine Insurance Co., Ltd.	6,551	1,379,367
Samsung Heavy Industries Co., Ltd.*	72,331	454,707
Samsung Life Insurance Co., Ltd.	5,040	324,683
Samsung SDS Co., Ltd.	4,906	825,126
Samsung Securities Co., Ltd.	8,619	287,685
Shinhan Financial Group Co., Ltd.	72,954	2,734,710
SK Holdings Co., Ltd.	4,618	1,046,233
SK Hynix, Inc.	79,333	6,455,303
SK Innovation Co., Ltd.	7,239	938,951
SK Telecom Co., Ltd.	4,622	951,218
Woongjin Coway Co., Ltd.	8,606	692,826
Yuhan Corp.	2,225	455,024

Total South Korea		94,456,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2019

Investments	Shares	Value
Taiwan - 12.4%
Accton Technology Corp.	50,000	$280,215
Acer, Inc.	664,000	395,383
Advantech Co., Ltd.	47,000	473,496
Airtac International Group	18,000	280,115
ASE Technology Holding Co., Ltd.	451,062	1,251,905
Asia Cement Corp.	432,000	691,010
Asustek Computer, Inc.	153,000	1,181,556
AU Optronics Corp.	2,951,000	989,344
Catcher Technology Co., Ltd.	153,000	1,158,588
Cathay Financial Holding Co., Ltd.	1,429,854	2,029,566
Chailease Holding Co., Ltd.	204,000	939,120
Chang Hwa Commercial Bank Ltd.	1,172,894	888,171
Cheng Shin Rubber Industry Co., Ltd.	405,000	564,733
Chicony Electronics Co., Ltd.	74,240	220,414
China Development Financial Holding Corp.	1,744,000	566,071
China Life Insurance Co., Ltd.*	497,564	424,914
Chroma ATE, Inc.	48,000	232,178
Compal Electronics, Inc.	1,029,000	647,051
CTBC Financial Holding Co., Ltd.	3,110,672	2,324,417
Delta Electronics, Inc.	303,000	1,531,324
E.Sun Financial Holding Co., Ltd.	1,919,602	1,786,600
Eclat Textile Co., Ltd.	23,000	309,204
Far Eastern New Century Corp.	772,080	768,809
Far EasTone Telecommunications Co., Ltd.	199,000	478,630
Feng TAY Enterprise Co., Ltd.	51,800	336,958
Formosa Chemicals & Fibre Corp.	516,000	1,506,155
Formosa Petrochemical Corp.	235,000	764,336
Formosa Plastics Corp.	736,000	2,450,305
Fubon Financial Holding Co., Ltd.	1,207,000	1,868,259
Giant Manufacturing Co., Ltd.	45,000	319,745
Hiwin Technologies Corp.	29,755	278,919
Hon Hai Precision Industry Co., Ltd.	1,723,068	5,219,154
Hotai Motor Co., Ltd.	44,000	1,002,502
Innolux Corp.	3,077,000	855,036
Inventec Corp.	696,000	530,527
Largan Precision Co., Ltd.	13,000	2,168,329
Lite-On Technology Corp.	446,015	734,258
Macronix International	275,742	342,182
MediaTek, Inc.	220,000	3,254,829
Micro-Star International Co., Ltd.	147,000	425,156
Nan Ya Plastics Corp.	960,000	2,331,387
Nanya Technology Corp.	187,000	520,259
Novatek Microelectronics Corp.	74,000	540,614
Pegatron Corp.	250,000	570,437
Pou Chen Corp.	482,000	630,297
Powertech Technology, Inc.	190,000	632,552
President Chain Store Corp.	77,000	780,865
Quanta Computer, Inc.	484,000	1,038,169
Realtek Semiconductor Corp.	70,000	548,754
Shanghai Commercial & Savings Bank Ltd. (The)	719,000	1,247,223
Shin Kong Financial Holding Co., Ltd.*	1,409,802	486,755
SinoPac Financial Holdings Co., Ltd.	2,105,452	913,063
Taishin Financial Holding Co., Ltd.	1,633,654	790,205
Taiwan Cement Corp.	688,744	1,004,040
Taiwan Mobile Co., Ltd.	260,000	971,411
Taiwan Semiconductor Manufacturing Co., Ltd.	2,820,000	31,137,872
Uni-President Enterprises Corp.	883,160	2,186,025
Unimicron Technology Corp.	209,000	292,825
United Microelectronics Corp.	1,531,000	840,142
Walsin Lihwa Corp.	684,000	351,389
Walsin Technology Corp.	42,000	334,857
Winbond Electronics Corp.	551,000	359,344
Wistron Corp.	524,078	495,634
Yageo Corp.	32,396	472,264
Yuanta Financial Holding Co., Ltd.	1,731,236	1,166,593
Zhen Ding Technology Holding Ltd.	69,000	329,152

Total Taiwan		93,441,592

Thailand - 2.3%
Advanced Info Service PCL NVDR	174,200	1,238,730
B Grimm Power PCL NVDR	183,900	322,322
Bangkok Dusit Medical Services PCL NVDR	1,064,600	924,078
Bangkok Expressway & Metro PCL NVDR	1,763,900	641,873
Berli Jucker PCL NVDR	336,900	472,388
BTS Group Holdings PCL NVDR	1,884,500	830,460
Bumrungrad Hospital PCL NVDR	151,300	742,515
Central Pattana PCL NVDR	449,600	934,360
Charoen Pokphand Foods PCL NVDR	864,800	793,957
CP ALL PCL NVDR	564,000	1,360,397
Energy Absolute PCL NVDR	450,100	657,409
Fabrinet*	8,621	558,986
Gulf Energy Development PCL NVDR	191,400	1,060,715
Home Product Center PCL NVDR	1,200,600	641,309
Indorama Ventures PCL NVDR	674,300	787,898
Intouch Holdings PCL NVDR	389,000	743,488
Land & Houses PCL NVDR	1,086,900	355,602
Minor International PCL NVDR	706,900	849,590
Muangthai Capital PCL NVDR	146,900	312,645
Osotspa PCL NVDR	295,300	399,271
Robinson PCL NVDR	162,700	358,493
Srisawad Corp. PCL NVDR	153,400	350,804
Thai Union Group PCL NVDR	970,500	437,399
Thanachart Capital PCL NVDR	200,300	357,753
True Corp. PCL NVDR	3,272,900	502,620
WHA Corp. PCL NVDR	2,120,600	274,688

Total Thailand		16,909,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2019

Investments	Shares		Value
Turkey - 0.6%
Akbank T.A.S.*	662,593		$902,979
BIM Birlesik Magazalar AS	88,559		694,364
Enka Insaat ve Sanayi AS	360,242		388,633
KOC Holding AS	236,040		805,971
Tupras Turkiye Petrol Rafinerileri AS	19,864		423,249
Turkcell Iletisim Hizmetleri AS	251,346		582,856
Turkiye Garanti Bankasi AS*	452,346		846,771

Total Turkey			4,644,823

United Kingdom - 0.1%
Evraz PLC	166,824		892,841

TOTAL COMMON STOCKS (Cost: $666,780,244)			750,430,542

WARRANTS - 0.0%

Thailand - 0.0%
BTS Group Holdings PCL, expiring 2/16/20* (Cost: $0)	175,190		0

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost: $2,356)	165,450	INR	733

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

	Shares
United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $6,880,068)(d)	6,880,068		6,880,068

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $673,662,668)			757,311,343
Other Assets less Liabilities - (0.8)%			(6,055,289)

NET ASSETS - 100.0%			$751,256,054

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,264,604 and the total market value of the collateral held by the Fund was $13,806,457. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,926,389.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) S.A.	1/2/2020	2,283,120	BRL	563,205	USD	$4,354	$—
Bank of America N.A.	1/2/2020	28,590,753	HKD	3,672,394	USD	—	(3,056)
Bank of America N.A.	1/2/2020	2,269,447,408	KRW	1,962,850	USD	—	(424)
Credit Suisse International	1/2/2020	12,251,700	HKD	1,573,472	USD	—	(1,088)
JP Morgan Chase Bank N.A.	1/3/2020	3,783,983	BRL	940,622	USD	35	—
JP Morgan Chase Bank N.A.	1/3/2020	20,453,095	HKD	2,626,634	USD	—	(1,682)
Merrill Lynch International	1/2/2020	5,327,050	BRL	1,314,185	USD	10,062	—

						$14,451	$(6,250)

CURRENCY LEGEND

BRL	Brazilian real
HKD	Hong Kong dollar
INR	Indian rupee
KRW	South Korean won
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 4.7%
AES Tiete Energia S.A.	417,316	$1,667,106
Banco do Brasil S.A.	1,204,838	15,820,107
Banco Santander Brasil S.A.	322,484	3,969,823
BB Seguridade Participacoes S.A.	608,376	5,701,587
BR Malls Participacoes S.A.	1,283,300	5,761,404
Cia de Saneamento do Parana	151,254	3,813,404
Cia Siderurgica Nacional S.A.	1,719,560	6,031,519
Cielo S.A.	4,291,953	8,930,233
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	553,964	4,088,595
Duratex S.A.	742,752	3,087,184
Itau Unibanco Holding S.A.	843,888	6,719,301
Itausa - Investimentos Itau S.A.	663,836	2,318,566
Klabin S.A.	1,751,336	8,015,039
Mahle-Metal Leve S.A.	166,036	1,188,713
Petrobras Distribuidora S.A.	1,313,887	9,821,409
Porto Seguro S.A.	107,180	1,671,632
Qualicorp Consultoria e Corretora de Seguros S.A.	342,098	3,155,054
SLC Agricola S.A.	195,488	1,205,186
Smiles Fidelidade S.A.	207,986	2,030,380
Telefonica Brasil S.A.	104,400	1,272,721
Transmissora Alianca de Energia Eletrica S.A.	1,046,962	8,115,016
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	232,108	979,739
Wiz Solucoes e Corretagem de Seguros S.A.	186,146	653,387
YDUQS Part	512,288	6,049,091

Total Brazil		112,066,196

Chile - 0.9%
AES Gener S.A.	11,613,876	2,517,537
Aguas Andinas S.A. Class A	5,754,700	2,441,318
CAP S.A.	126,937	961,713
Cia Cervecerias Unidas S.A.	322,765	3,163,479
Colbun S.A.	26,561,662	4,238,845
Enel Chile S.A.	45,915,889	4,304,901
Engie Energia Chile S.A.	971,450	1,479,234
Inversiones Aguas Metropolitanas S.A.	1,239,759	1,351,823

Total Chile		20,458,850

China - 26.6%
Agile Group Holdings Ltd.	2,276,000	3,423,435
Agricultural Bank of China Ltd. Class H	24,730,000	10,886,304
Angang Steel Co., Ltd. Class H(a)	2,842,000	1,181,765
Anhui Expressway Co., Ltd. Class H	986,000	583,365
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	471,200	404,522
Asia Cement China Holdings Corp.	828,000	1,236,931
Bank of Beijing Co., Ltd. Class A	5,687,449	4,637,683
Bank of Chengdu Co., Ltd. Class A	637,100	829,564
Bank of China Ltd. Class H	70,306,084	30,046,877
Bank of Communications Co., Ltd. Class H	19,091,287	13,573,979
Bank of Jiangsu Co., Ltd. Class A	2,400,300	2,494,821
Bank of Nanjing Co., Ltd. Class A	1,915,400	2,411,539
Baoshan Iron & Steel Co., Ltd. Class A	10,426,720	8,592,011
Beijing Capital Development Co., Ltd. Class A	707,800	809,849
Beijing Enterprises Water Group Ltd.*	7,366,000	3,724,690
C&D International Investment Group Ltd.	505,000	584,602
CGN Power Co., Ltd. Class H(b)	11,301,000	3,016,771
Changchun Faway Automobile Components Co., Ltd. Class A	369,320	641,009
China Aoyuan Group Ltd.	805,000	1,312,085
China BlueChemical Ltd. Class H	4,278,000	1,054,154
China Cinda Asset Management Co., Ltd. Class H	7,819,000	1,776,179
China CITIC Bank Corp., Ltd. Class H	9,716,000	5,823,266
China Construction Bank Corp. Class H	75,266,054	65,009,439
China Everbright Bank Co., Ltd. Class H	2,303,000	1,069,953
China Fortune Land Development Co., Ltd. Class A	544,600	2,243,855
China Hongqiao Group Ltd.	2,169,000	1,308,337
China International Marine Containers Group Co., Ltd. Class H	962,100	897,670
China Jinmao Holdings Group Ltd.	3,110,000	2,422,765
China Lesso Group Holdings Ltd.	1,110,000	1,423,150
China Lilang Ltd.	1,092,000	891,337
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	913,582	2,606,037
China Minsheng Banking Corp., Ltd. Class H(a)	6,557,500	4,956,964
China Mobile Ltd.	6,453,000	54,245,681
China Molybdenum Co., Ltd. Class H(a)	4,779,000	2,048,546
China Oriental Group Co., Ltd.	3,830,000	1,587,682
China Overseas Grand Oceans Group Ltd.	1,123,000	776,838
China Petroleum & Chemical Corp. Class H	61,542,000	37,043,043
China Power International Development Ltd.	8,440,000	1,808,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2019

Investments	Shares	Value
China Railway Signal & Communication Corp., Ltd. Class H(b)	2,104,000	$1,174,619
China Resources Cement Holdings Ltd.	3,900,000	4,965,220
China Resources Power Holdings Co., Ltd.	2,068,000	2,903,555
China Risun Group Ltd. Class H(a)	2,042,000	681,383
China SCE Group Holdings Ltd.	2,426,000	1,413,542
China Shenhua Energy Co., Ltd. Class H	6,215,500	12,986,517
China South Publishing & Media Group Co., Ltd. Class A	575,332	986,184
China Suntien Green Energy Corp., Ltd. Class H	2,846,000	821,826
China Union Holdings Ltd. Class A	976,150	603,989
China Vanke Co., Ltd. Class H	996,100	4,250,664
China ZhengTong Auto Services Holdings Ltd.(a)	2,895,000	1,032,894
China Zhongwang Holdings Ltd.(a)	3,413,600	1,362,496
Chongqing Dima Industry Co., Ltd. Class A	1,212,000	622,904
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,864,991	952,625
Chongqing Water Group Co., Ltd. Class A	690,128	554,821
Chongqing Zongshen Power Machinery Co., Ltd. Class A	499,150	417,051
CIFI Holdings Group Co., Ltd.	3,480,000	2,943,248
CITIC Telecom International Holdings Ltd.	3,763,000	1,371,560
CNOOC Ltd.	26,059,600	43,344,595
Consun Pharmaceutical Group Ltd.	932,000	555,004
COSCO Shipping Ports Ltd.	2,212,000	1,811,207
Country Garden Holdings Co., Ltd.	5,663,000	9,070,336
CPMC Holdings Ltd.(a)	975,000	425,447
CSC Financial Co., Ltd. Class H(b)	844,500	728,335
Daqin Railway Co., Ltd. Class A	5,552,601	6,544,476
Datang International Power Generation Co., Ltd. Class H	5,206,000	995,526
Dongfeng Motor Group Co., Ltd. Class H	3,574,000	3,362,178
Fangda Special Steel Technology Co., Ltd. Class A	1,304,400	1,883,840
Fosun International Ltd.	3,333,500	4,860,053
Fujian Sunner Development Co., Ltd. Class A	261,600	904,335
Fuyao Glass Industry Group Co., Ltd. Class H(b)	866,400	2,651,973
Gemdale Corp. Class A	1,529,309	3,183,453
Genertec Universal Medical Group Co., Ltd.(a)(b)	1,914,000	1,449,293
Great Wall Motor Co., Ltd. Class H(a)	5,541,500	4,096,491
Greatview Aseptic Packaging Co., Ltd.	1,537,000	704,213
Greenland Holdings Corp., Ltd. Class A	1,063,300	1,060,903
Guangdong Ellington Electronics Technology Co., Ltd. Class A	403,857	656,310
Guangdong Provincial Expressway Development Co., Ltd. Class A	872,969	1,035,176
Guangdong Tapai Group Co., Ltd. Class A	818,400	1,480,374
Guangxi Guiguan Electric Power Co., Ltd. Class A	1,302,849	914,615
Guangzhou Automobile Group Co., Ltd. Class H(a)	3,588,000	4,466,696
Guangzhou R&F Properties Co., Ltd. Class H(a)	1,647,200	3,039,957
Hebei Chengde Lolo Co. Class A	328,220	370,830
Heilongjiang Agriculture Co., Ltd. Class A	604,700	845,540
Henan Shuanghui Investment & Development Co., Ltd. Class A	832,320	3,468,747
Hengan International Group Co., Ltd.	972,500	6,926,994
Hesteel Co., Ltd. Class A	3,382,925	1,252,989
Hisense Home Appliances Group Co., Ltd. Class H	307,000	336,479
HLA Corp., Ltd. Class A	1,101,904	1,214,899
Huabao Flavours & Fragrances Co., Ltd. Class A	137,800	610,888
Huafu Fashion Co., Ltd. Class A	706,030	743,968
Huaneng Lancang River Hydropower, Inc. Class A	1,145,700	694,095
Huapont Life Sciences Co., Ltd. Class A	1,437,500	1,019,460
Huaxin Cement Co., Ltd. Class A	365,220	1,385,757
Huayu Automotive Systems Co., Ltd. Class A	887,043	3,309,681
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	177,200	615,113
Industrial & Commercial Bank of China Ltd. Class H	56,427,823	43,451,698
Jiangsu Expressway Co., Ltd. Class H	1,730,527	2,371,984
Jiangxi Wannianqing Cement Co., Ltd. Class A	472,900	828,935
Jinke Properties Group Co., Ltd. Class A	1,211,400	1,335,623
JNBY Design Ltd.(a)	422,500	567,180
Kingboard Holdings Ltd.	850,000	2,694,499
Kingboard Laminates Holdings Ltd.	1,523,500	1,888,782
KWG Group Holdings Ltd.*	1,566,000	2,194,707
Lanzhou Minbai Shareholding Group Co., Ltd. Class A	642,038	455,327
Lee & Man Paper Manufacturing Ltd.	2,194,000	1,661,311
Lenovo Group Ltd.	8,700,000	5,839,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2019

Investments	Shares	Value
Liuzhou Iron & Steel Co., Ltd. Class A	849,500	$689,044
Livzon Pharmaceutical Group, Inc. Class H	166,750	518,967
Logan Property Holdings Co., Ltd.	1,032,000	1,732,406
Lomon Billions Group Co., Ltd. Class A	1,174,160	2,594,186
Lonking Holdings Ltd.	4,833,000	1,451,426
Luxi Chemical Group Co., Ltd. Class A	777,200	1,172,656
Maanshan Iron & Steel Co., Ltd. Class H(a)	6,512,000	2,640,971
Markor International Home Furnishings Co., Ltd. Class A	1,126,300	716,297
Metallurgical Corp. of China Ltd. Class H	3,676,000	825,612
Midea Real Estate Holding Ltd.(b)	227,000	696,283
Nanjing Iron & Steel Co., Ltd. Class A	4,044,800	2,003,325
NBTM New Materials Group Co., Ltd. Class A	823,600	1,014,469
Nine Dragons Paper Holdings Ltd.	4,021,000	4,180,048
Ningbo Sanxing Medical Electric Co., Ltd. Class A	595,165	632,273
North Huajin Chemical Industries Co., Ltd. Class A	890,900	778,900
PetroChina Co., Ltd. Class H	26,796,000	13,446,490
Postal Savings Bank of China Co., Ltd. Class H(b)	6,566,000	4,466,208
Powerlong Real Estate Holdings Ltd.	1,151,000	768,141
Qingdao Port International Co., Ltd. Class H(b)	2,578,000	1,829,659
RiseSun Real Estate Development Co., Ltd. Class A	722,800	1,020,016
SAIC Motor Corp., Ltd. Class A	2,750,978	9,419,129
Sansteel Minguang Co., Ltd. Fujian Class A	2,032,594	2,731,252
Seazen Group Ltd.*(a)	1,148,000	1,396,730
Seazen Holdings Co., Ltd. Class A	313,700	1,743,754
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	567,375	1,679,554
Shanghai Construction Group Co., Ltd. Class A	2,715,700	1,380,131
Shanghai Electric Power Co., Ltd. Class A	578,100	668,089
Shanghai Jin Jiang Capital Co., Ltd. Class H	3,336,000	685,028
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	919,300	497,547
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	650,400	599,447
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	1,223,361	1,076,590
Shenzhen Investment Ltd.	2,172,000	869,714
Shenzhen Overseas Chinese Town Co., Ltd. Class A	2,045,300	2,287,335
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	247,000	707,062
Shimao Property Holdings Ltd.	713,500	2,765,433
Shougang Fushan Resources Group Ltd.	10,062,000	2,169,481
Shui On Land Ltd.	5,266,500	1,155,794
Sino-Ocean Group Holding Ltd.	2,967,000	1,191,857
Sinoma International Engineering Co. Class A	827,600	828,111
Sinopec Engineering Group Co., Ltd. Class H	1,987,000	1,188,354
Sinopec Kantons Holdings Ltd.	2,322,000	977,458
Sinopec Shanghai Petrochemical Co., Ltd. Class H	10,234,000	3,086,565
Sinotrans Ltd. Class H	3,679,000	1,251,232
Sinotruk Hong Kong Ltd.	1,019,500	2,174,605
SITC International Holdings Co., Ltd.	1,955,000	2,383,596
Sunflower Pharmaceutical Group Co., Ltd. Class A	301,700	639,289
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	1,029,200	933,796
TCL Electronics Holdings Ltd.	708,000	332,565
Tianneng Power International Ltd.(a)	1,686,000	1,283,141
Times China Holdings Ltd.	620,000	1,236,531
Wanhua Chemical Group Co., Ltd. Class A	986,855	7,957,800
Weichai Power Co., Ltd. Class H	2,259,000	4,766,288
Weifu High-Technology Group Co., Ltd. Class A	591,999	1,619,016
Wuchan Zhongda Group Co., Ltd. Class A	1,402,519	1,057,069
Xiamen C & D, Inc. Class A	1,376,500	1,776,524
Xiamen Kingdomway Group Co. Class A	172,300	482,342
Xinxing Ductile Iron Pipes Co., Ltd. Class A	2,327,800	1,393,532
Xinyi Glass Holdings Ltd.	4,274,000	5,660,782
Xinyu Iron & Steel Co., Ltd. Class A	1,054,400	776,530
XTEP International Holdings Ltd.	1,603,400	851,931
Yang Quan Coal Industry Group Co., Ltd. Class A	988,972	785,135
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)(b)	302,500	600,978
Yanzhou Coal Mining Co., Ltd. Class H(a)	3,424,000	3,076,054
Yuexiu Property Co., Ltd.	4,497,000	1,038,861
Yuexiu Transport Infrastructure Ltd.	1,865,900	1,659,525
Yuzhou Properties Co., Ltd.	2,158,600	1,188,479
Zhejiang Expressway Co., Ltd. Class H	2,583,500	2,354,122
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	650,700	665,114
Zhejiang Runtu Co., Ltd. Class A	441,500	709,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2019

Investments	Shares	Value
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	719,000	$722,540
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	532,600	752,370
Zhuzhou Kibing Group Co., Ltd. Class A	2,075,600	1,635,879
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	1,851,800	1,551,920

Total China		640,339,812

Czech Republic - 0.6%
CEZ AS	282,455	6,356,331
Komercni Banka AS	109,967	4,028,949
Moneta Money Bank AS(b)	810,163	3,041,616

Total Czech Republic		13,426,896

Hong Kong - 0.2%
China Water Affairs Group Ltd.(a)	1,054,000	788,626
Chow Tai Fook Jewellery Group Ltd.	2,917,000	2,789,041
Stella International Holdings Ltd.	984,000	1,578,583

Total Hong Kong		5,156,250

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	970,968	1,469,870

India - 3.5%
Bharti Infratel Ltd.	2,280,448	8,067,078
Coal India Ltd.	3,808,609	11,277,254
Graphite India Ltd.	212,937	904,663
HEG Ltd.	49,313	736,433
Hindustan Petroleum Corp., Ltd.	1,094,000	4,053,944
Indiabulls Housing Finance Ltd.	891,986	3,913,943
Indian Oil Corp., Ltd.	5,121,542	9,008,493
National Aluminium Co., Ltd.	2,524,410	1,543,757
NHPC Ltd.	5,709,215	1,915,652
NLC India Ltd.	639,156	511,750
NMDC Ltd.	1,717,982	3,102,460
NTPC Ltd.	4,234,273	7,062,248
Oil & Natural Gas Corp., Ltd.	6,098,528	11,004,634
Oil India Ltd.	909,659	1,950,503
REC Ltd.	1,397,459	2,801,647
Vedanta Ltd.	7,623,120	16,281,518

Total India		84,135,977

Indonesia - 1.1%
Adaro Energy Tbk PT	39,434,300	4,417,096
AKR Corporindo Tbk PT	2,595,400	738,471
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,127,100	523,005
Bukit Asam Tbk PT	16,683,700	3,196,733
Gudang Garam Tbk PT	849,000	3,241,275
Hanjaya Mandala Sampoerna Tbk PT	15,641,700	2,366,113
Indika Energy Tbk PT	7,509,400	646,406
Indo Tambangraya Megah Tbk PT	1,653,600	1,366,833
Japfa Comfeed Indonesia Tbk PT	13,173,500	1,456,605
Matahari Department Store Tbk PT	6,839,000	2,073,992
United Tractors Tbk PT	3,105,300	4,814,809
Waskita Beton Precast Tbk PT	30,932,700	677,367

Total Indonesia		25,518,705

Malaysia - 1.8%
AirAsia Group Bhd	4,366,700	1,814,788
Alliance Bank Malaysia Bhd	1,535,200	987,062
AMMB Holdings Bhd	1,950,800	1,864,718
Astro Malaysia Holdings Bhd	5,842,700	1,814,015
Berjaya Sports Toto Bhd	1,961,372	1,237,096
Bermaz Auto Bhd	2,652,900	1,361,958
British American Tobacco Malaysia Bhd	413,597	1,524,763
CIMB Group Holdings Bhd	6,228,300	7,841,522
Lotte Chemical Titan Holding Bhd(b)	1,432,600	844,045
Malayan Banking Bhd	8,172,065	17,261,127
Malaysia Building Society Bhd	2,957,600	600,124
RHB Bank Bhd	2,801,600	3,958,745
SP Setia Bhd Group	1,343,593	525,547
YTL Corp. Bhd	8,307,378	1,990,277

Total Malaysia		43,625,787

Mexico - 2.4%
Alfa S.A.B. de C.V. Class A	4,643,620	3,855,749
Alpek S.A.B. de C.V.	769,984	851,777
Banco del Bajio S.A.(b)	630,300	1,057,064
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	529,600	724,400
Bolsa Mexicana de Valores S.A.B. de C.V.	407,580	892,256
Concentradora Fibra Danhos S.A. de C.V.	1,406,857	2,136,659
GMexico Transportes S.A.B. de C.V.(a)(b)	976,304	1,298,189
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	730,291	8,688,545
Grupo Financiero Banorte S.A.B. de C.V. Class O	2,248,876	12,581,749
Grupo Mexico S.A.B. de C.V. Series B	7,990,997	21,945,197
Macquarie Mexico Real Estate Management S.A. de C.V.(b)	957,564	1,247,409
Nemak S.A.B. de C.V.(b)	2,412,324	1,015,567
Prologis Property Mexico S.A. de C.V.	369,512	819,485

Total Mexico		57,114,046

Philippines - 0.5%
DMCI Holdings, Inc.	9,970,900	1,301,365
Globe Telecom, Inc.	55,765	2,224,214
Manila Electric Co.	482,010	3,017,024
PLDT, Inc.	213,489	4,164,816
Semirara Mining & Power Corp.	2,928,800	1,272,260

Total Philippines		11,979,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2019

Investments	Shares	Value
Poland - 0.9%
Asseco Poland S.A.	144,935	$2,435,802
Bank Handlowy w Warszawie S.A.	50,142	685,807
Bank Polska Kasa Opieki S.A.	178,079	4,723,163
Eurocash S.A.	133,511	769,910
Jastrzebska Spolka Weglowa S.A.	164,632	929,378
Powszechny Zaklad Ubezpieczen S.A.	745,886	7,883,668
Santander Bank Polska S.A.	39,825	3,232,436
Warsaw Stock Exchange	51,550	534,923

Total Poland		21,195,087

Russia - 20.2%
Gazprom Neft PJSC ADR	94,029	3,149,971
Gazprom PJSC ADR	15,763,350	129,700,844
Lukoil PJSC ADR	727,446	72,148,094
Magnit PJSC GDR Reg S	1,114,333	13,433,284
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	629,822	5,454,258
MMC Norilsk Nickel PJSC ADR	2,188,634	66,862,769
Mobile TeleSystems PJSC ADR(a)	1,648,585	16,733,138
Novolipetsk Steel PJSC GDR Reg S	535,792	12,344,648
PhosAgro PJSC GDR Reg S	367,741	4,670,311
Rosneft Oil Co. PJSC GDR Reg S	2,673,783	19,272,628
Sberbank of Russia PJSC ADR	3,319,910	54,579,320
Severstal PJSC GDR Reg S	863,549	13,074,132
Tatneft PJSC ADR	1,001,446	73,966,802

Total Russia		485,390,199

Singapore - 0.0%
IGG, Inc.(a)	1,439,000	1,061,918

South Africa - 6.8%
Absa Group Ltd.	898,584	9,594,064
Aeci Ltd.	223,246	1,708,251
African Rainbow Minerals Ltd.	271,567	3,178,364
Assore Ltd.	171,841	3,342,565
Astral Foods Ltd.	147,767	2,294,676
Attacq Ltd.	961,561	849,235
AVI Ltd.	566,052	3,601,505
Coronation Fund Managers Ltd.	443,123	1,265,975
Equites Property Fund Ltd.	588,912	842,296
Exxaro Resources Ltd.	1,033,371	9,691,156
FirstRand Ltd.	3,047,102	13,684,557
Foschini Group Ltd. (The)(a)	407,465	4,355,987
Hyprop Investments Ltd.	592,957	2,376,747
Imperial Logistics Ltd.	326,014	1,363,880
Investec Ltd.	344,374	2,043,070
JSE Ltd.	103,940	888,398
KAP Industrial Holdings Ltd.	4,744,503	1,425,030
Kumba Iron Ore Ltd.(a)	223,017	6,651,356
Liberty Holdings Ltd.	101,957	806,775
Metair Investments Ltd.	274,466	453,403
Motus Holdings Ltd.	446,834	2,610,672
Mr. Price Group Ltd.	415,138	5,418,006
MTN Group Ltd.	3,291,483	19,416,772
Nedbank Group Ltd.	430,844	6,602,773
Netcare Ltd.	3,161,192	4,399,242
Oceana Group Ltd.	220,355	969,918
Old Mutual Ltd.	5,010,915	7,045,059
Resilient REIT Ltd.	378,288	1,840,649
Reunert Ltd.	395,646	2,054,128
RMB Holdings Ltd.	670,594	3,857,588
Standard Bank Group Ltd.	1,194,160	14,374,156
Telkom S.A. SOC Ltd.	516,535	1,286,212
Tiger Brands Ltd.(a)	306,152	4,613,243
Truworths International Ltd.	1,078,927	3,796,132
Tsogo Sun Gaming Ltd.	2,349,142	2,062,964
Vodacom Group Ltd.	1,669,654	13,767,019

Total South Africa		164,531,823

South Korea - 3.4%
DGB Financial Group, Inc.	173,784	1,069,949
Hana Financial Group, Inc.	333,430	10,639,083
Huchems Fine Chemical Corp.	47,629	871,074
Hyundai Heavy Industries Holdings Co., Ltd.	19,014	5,557,293
Industrial Bank of Korea(a)	271,214	2,767,370
KEPCO Plant Service & Engineering Co., Ltd.	53,903	1,824,811
LOTTE Himart Co., Ltd.	22,782	608,728
Meritz Fire & Marine Insurance Co., Ltd.	41,975	647,891
Orange Life Insurance Ltd.(b)	49,137	1,196,080
POSCO	123,103	25,175,200
Samsung Fire & Marine Insurance Co., Ltd.	30,946	6,515,933
SK Innovation Co., Ltd.	97,151	12,601,193
Ssangyong Cement Industrial Co., Ltd.(a)	276,347	1,354,912
Woongjin Coway Co., Ltd.	80,540	6,483,872
Woori Financial Group, Inc.	489,658	4,911,611

Total South Korea		82,225,000

Taiwan - 22.4%
AcBel Polytech, Inc.	1,242,000	1,000,577
Asia Cement Corp.	5,855,000	9,365,422
Asustek Computer, Inc.	1,784,000	13,777,096
Aten International Co., Ltd.	345,000	995,513
AU Optronics Corp.(a)	19,502,000	6,538,183
Catcher Technology Co., Ltd.(a)	1,377,000	10,427,294
Cathay Financial Holding Co., Ltd.	297,795	422,697
Charoen Pokphand Enterprise	379,000	836,968
Chicony Electronics Co., Ltd.	912,386	2,708,822
Chilisin Electronics Corp.(a)	765,000	3,266,504
China General Plastics Corp.	1,235,912	857,556
Chong Hong Construction Co., Ltd.(a)	472,000	1,280,101
Chung-Hsin Electric & Machinery Manufacturing Corp.	774,000	627,421
Cleanaway Co., Ltd.	269,000	1,399,873
Compal Electronics, Inc.	7,945,000	4,995,939
Continental Holdings Corp.	1,206,000	535,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2019

Investments	Shares	Value
CTBC Financial Holding Co., Ltd.	16,865,000	$12,602,195
CTCI Corp.	1,234,000	1,568,382
Darfon Electronics Corp.(a)	825,000	1,212,304
Elan Microelectronics Corp.(a)	600,000	1,825,400
Elite Advanced Laser Corp.	417,500	940,096
Elite Semiconductor Memory Technology, Inc.	599,000	777,299
Everlight Electronics Co., Ltd.	918,000	1,064,166
Far Eastern New Century Corp.	8,943,000	8,905,112
Far EasTone Telecommunications Co., Ltd.(a)	3,134,000	7,537,826
Farglory Land Development Co., Ltd.	477,000	641,262
Feng Hsin Steel Co., Ltd.	119,000	213,173
First Financial Holding Co., Ltd.	8,485,830	6,708,949
Formosa Chemicals & Fibre Corp.	10,569,000	30,849,902
Formosa International Hotels Corp.	184,000	1,031,191
Formosa Petrochemical Corp.(a)	2,988,000	9,718,451
Formosa Plastics Corp.	9,524,000	31,707,482
Formosa Sumco Technology Corp.(a)	349,000	1,362,144
Foxsemicon Integrated Technology, Inc.	81,000	480,969
Fubon Financial Holding Co., Ltd.	5,742,000	8,887,774
Fusheng Precision Co., Ltd.(a)	236,000	1,413,150
Getac Technology Corp.	867,000	1,350,666
Gigabyte Technology Co., Ltd.	1,060,000	1,757,414
Greatek Electronics, Inc.	727,000	1,160,455
Highwealth Construction Corp.(a)	1,763,000	2,722,984
Holiday Entertainment Co., Ltd.	401,000	953,775
Holtek Semiconductor, Inc.	443,000	1,015,248
Holy Stone Enterprise Co., Ltd.(a)	506,000	1,958,035
Hon Hai Precision Industry Co., Ltd.	24,682,000	74,761,504
Hsin Kuang Steel Co., Ltd.(a)	628,000	659,906
Huaku Development Co., Ltd.	352,000	1,087,340
IBF Financial Holdings Co., Ltd.(a)	2,318,510	870,108
Inventec Corp.(a)	7,663,000	5,841,130
King’s Town Bank Co., Ltd.	895,000	1,000,183
Kinik Co.(a)	419,000	963,042
Kung Long Batteries Industrial Co., Ltd.	162,000	805,217
Lealea Enterprise Co., Ltd.	712,000	227,302
Lien Hwa Industrial Holdings Corp.	1,337,053	1,648,067
Lite-On Semiconductor Corp.	479,000	631,966
Lite-On Technology Corp.	4,732,000	7,790,112
Mega Financial Holding Co., Ltd.	11,277,302	11,511,674
Merry Electronics Co., Ltd.(a)	375,275	2,096,893
Micro-Star International Co., Ltd.	1,247,000	3,606,595
Mirle Automation Corp.	662,000	876,719
MOSA Industrial Corp.	287,000	404,981
Namchow Holdings Co., Ltd.	406,000	689,375
Nan Ya Plastics Corp.(a)	14,264,000	34,640,531
Nantex Industry Co., Ltd.	734,000	737,012
Nanya Technology Corp.	4,073,000	11,331,628
Nichidenbo Corp.(a)	715,000	1,266,521
Novatek Microelectronics Corp.(a)	947,000	6,918,404
Oriental Union Chemical Corp.(a)	1,594,000	1,116,656
Pan-International Industrial Corp.	1,015,000	788,922
Pegatron Corp.	4,635,000	10,575,908
Powertech Technology, Inc.	1,499,000	4,990,499
Quanta Computer, Inc.	6,230,990	13,365,335
Ruentex Industries Ltd.*	1,122,600	2,752,480
Sampo Corp.	1,692,000	1,137,332
Sanyang Motor Co., Ltd.	1,271,000	903,102
SDI Corp.	287,000	621,353
Sinon Corp.	1,744,000	1,105,381
SinoPac Financial Holdings Co., Ltd.	10,233,440	4,437,893
Sunonwealth Electric Machine Industry Co., Ltd.	351,000	554,420
Supreme Electronics Co., Ltd.	1,539,000	1,547,882
Swancor Holding Co., Ltd.	171,000	478,597
Syncmold Enterprise Corp.	425,000	1,290,156
Synnex Technology International Corp.	2,565,000	3,208,710
Systex Corp.(a)	432,000	1,088,034
TA Chen Stainless Pipe(a)	2,660,000	2,843,947
TA-I Technology Co., Ltd.(a)	286,000	505,654
Taiflex Scientific Co., Ltd.(a)	916,000	1,466,725
Taiwan Cement Corp.(a)	13,604,000	19,831,698
Taiwan Cogeneration Corp.	923,000	920,629
Taiwan Hon Chuan Enterprise Co., Ltd.	772,000	1,596,691
Taiwan Mobile Co., Ltd.	3,169,253	11,840,956
Taiwan PCB Techvest Co., Ltd.	642,000	782,770
Taiwan Styrene Monomer(a)	2,146,000	1,496,194
Test Research, Inc.	476,000	844,754
Tong Hsing Electronic Industries Ltd.	296,000	1,545,318
Topco Scientific Co., Ltd.	319,435	1,124,208
Transcend Information, Inc.	517,000	1,343,507
Tripod Technology Corp.(a)	870,000	3,642,292
Tung Ho Steel Enterprise Corp.	2,033,000	1,559,829
TXC Corp.	562,000	886,767
U-Ming Marine Transport Corp.	1,091,000	1,222,858
United Microelectronics Corp.(a)	16,290,000	8,939,203
Walsin Lihwa Corp.(a)	7,790,000	4,001,935
Walsin Technology Corp.(a)	1,075,000	8,570,738
Weikeng Industrial Co., Ltd.	410,273	243,615
Winbond Electronics Corp.	5,809,000	3,788,436
Wistron Corp.	5,698,561	5,389,272
Wistron NeWeb Corp.	500,840	1,261,414
WPG Holdings Ltd.	3,521,280	4,592,923
WT Microelectronics Co., Ltd.	1,554,000	2,182,453
Yageo Corp.(a)	1,076,000	15,685,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2019

Investments	Shares	Value
YC INOX Co., Ltd.	1,357,000	$1,176,969
YFY, Inc.	2,955,000	1,325,842
Yuanta Financial Holding Co., Ltd.	11,408,000	7,687,280
Yulon Nissan Motor Co., Ltd.	90,000	861,661

Total Taiwan		538,892,007

Thailand - 1.9%
Bangkok Land PCL NVDR(a)	29,916,400	1,328,342
Banpu PCL NVDR	4,752,600	1,888,109
Beauty Community PCL NVDR(a)	7,619,700	427,362
Delta Electronics Thailand PCL NVDR	838,700	1,497,991
Hana Microelectronics PCL NVDR	1,629,400	1,876,703
IRPC PCL NVDR(a)	21,817,700	2,680,437
Jasmine International PCL NVDR	6,817,200	1,137,954
KCE Electronics PCL NVDR	1,433,300	1,172,336
KGI Securities Thailand PCL NVDR	8,439,000	1,256,535
LPN Development PCL NVDR(a)	4,005,500	585,706
Major Cineplex Group PCL NVDR	1,475,300	1,243,628
Noble Development PCL NVDR	644,200	352,706
Origin Property PCL NVDR	2,397,800	560,351
Pruksa Holding PCL NVDR(a)	2,138,300	1,056,524
PTT Exploration & Production PCL NVDR	1,980,300	8,230,934
PTT Global Chemical PCL NVDR	2,466,534	4,693,651
Sansiri PCL NVDR	26,606,200	968,185
Siam Commercial Bank PCL (The) NVDR	1,301,100	5,299,310
Somboon Advance Technology PCL NVDR	1,492,200	777,142
SPCG PCL NVDR	1,913,900	1,252,345
Supalai PCL NVDR	1,699,000	1,015,302
Thai Vegetable Oil PCL NVDR	1,483,697	1,362,156
Thanachart Capital PCL NVDR	853,700	1,524,782
TPI Polene Power PCL NVDR	9,862,500	1,448,733
TTW PCL NVDR	3,539,377	1,630,627

Total Thailand		45,267,851

Turkey - 1.6%
Aksa Akrilik Kimya Sanayii AS	400,384	921,738
Dogan Sirketler Grubu Holding AS	2,632,925	814,079
Enerjisa Enerji AS(b)	521,772	647,941
Eregli Demir ve Celik Fabrikalari T.A.S.	6,305,552	9,578,590
Ford Otomotiv Sanayi AS	160,983	1,916,593
Iskenderun Demir ve Celik AS	670,631	902,664
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D(a)	2,078,647	929,121
Soda Sanayii AS	892,388	926,728
TAV Havalimanlari Holding AS	575,261	2,820,722
Tekfen Holding AS	457,250	1,484,468
Tofas Turk Otomobil Fabrikasi AS	428,948	1,936,068
Trakya Cam Sanayii AS	820,771	482,725
Tupras Turkiye Petrol Rafinerileri AS	552,551	11,773,394
Turkcell Iletisim Hizmetleri AS	1,736,573	4,027,005

Total Turkey		39,161,836

TOTAL COMMON STOCKS (Cost: $2,187,424,056)		2,393,017,789

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global High Dividend Fund(c) (Cost: $1,550,782)	33,459	1,618,746

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(d) (Cost: $25,942,298)(e)	25,942,298	25,942,298

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $2,214,917,136)		2,420,578,833
Other Assets less Liabilities - (0.7)%		(17,885,820)

NET ASSETS - 100.0%		$2,402,693,013

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(e)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $148,008,617 and the total market value of the collateral held by the Fund was $164,915,164. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $138,972,866.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 5.5%
Banco do Brasil S.A.	2,817	$36,989
Centrais Eletricas Brasileiras S.A.	1,040	9,773
Cia de Saneamento Basico do Estado de Sao Paulo	1,020	15,356
Cia Energetica de Minas Gerais (Preference Shares)	6,941	23,794
Equatorial Energia S.A.	5,505	31,188
IRB Brasil Resseguros S.A.	4,615	44,685
JBS S.A.	1,890	12,122
Magazine Luiza S.A.	3,890	46,126
Petrobras Distribuidora S.A.	8,121	60,705
Porto Seguro S.A.	3,040	47,413
Sul America S.A.	3,498	52,104
Telefonica Brasil S.A. (Preference Shares)	4,084	58,863
TIM Participacoes S.A.	14,949	58,232

Total Brazil		497,350

China - 29.1%
A-Living Services Co., Ltd. Class H(a)	6,500	22,440
Alibaba Group Holding Ltd. ADR*	1,262	267,670
Anhui Conch Cement Co., Ltd. Class H	7,000	51,028
Bank of Hangzhou Co., Ltd. Class A	21,600	28,404
Bank of Nanjing Co., Ltd. Class A	23,400	29,461
Beijing Capital International Airport Co., Ltd. Class H	38,000	36,821
Beijing Enterprises Holdings Ltd.	10,500	48,176
CGN Power Co., Ltd. Class H(a)	193,000	51,521
Changchun High & New Technology Industry Group, Inc. Class A	400	25,669
China Coal Energy Co., Ltd. Class H	85,000	33,709
China Construction Bank Corp. Class H	85,000	73,417
China Everbright Bank Co., Ltd. Class H	141,000	65,507
China Lesso Group Holdings Ltd.	32,000	41,028
China Medical System Holdings Ltd.	26,000	37,439
China Minsheng Banking Corp., Ltd. Class H	96,000	72,569
China National Building Material Co., Ltd. Class H	38,000	42,429
China Resources Cement Holdings Ltd.	42,000	53,472
China Resources Gas Group Ltd.	8,000	43,944
China Resources Power Holdings Co., Ltd.	32,000	44,929
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	6,200	28,198
China Shenhua Energy Co., Ltd. Class H	29,000	60,592
China Telecom Corp., Ltd. Class H	187,200	77,121
China Unicom Hong Kong Ltd.	74,300	69,992
Chongqing Rural Commercial Bank Co., Ltd. Class H	109,000	55,676
Country Garden Services Holdings Co., Ltd.	9,000	30,320
Dali Foods Group Co., Ltd.(a)	66,000	48,874
Daqin Railway Co., Ltd. Class A	26,600	31,352
ENN Energy Holdings Ltd.	3,800	41,527
Fujian Sunner Development Co., Ltd. Class A	2,600	8,988
Guangdong Investment Ltd.	24,000	50,207
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	2,600	19,118
Haidilao International Holding Ltd.(a)	14,000	56,239
Huadian Power International Corp., Ltd. Class H	72,000	27,352
Huaneng Power International, Inc. Class H	94,000	47,532
Huaneng Renewables Corp., Ltd. Class H	92,000	35,776
Jiangsu Expressway Co., Ltd. Class H	36,000	49,344
Jointown Pharmaceutical Group Co., Ltd. Class A	13,700	27,830
Kunlun Energy Co., Ltd.	46,000	40,617
Li Ning Co., Ltd.	19,100	57,238
Maanshan Iron & Steel Co., Ltd. Class H	62,000	25,144
People’s Insurance Co. Group of China Ltd. (The) Class H	167,000	69,442
SDIC Power Holdings Co., Ltd. Class A	21,100	27,807
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	40,000	47,948
Shanghai Pudong Development Bank Co., Ltd. Class A	26,000	46,172
Shenzhen Expressway Co., Ltd. Class H	30,000	43,045
Tencent Holdings Ltd.	2,500	120,511
Tingyi Cayman Islands Holding Corp.	24,000	40,966
Uni-President China Holdings Ltd.	38,000	39,893
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	7,500	28,996
Xiamen C & D, Inc. Class A	17,400	22,457
Yanzhou Coal Mining Co., Ltd. Class H	52,000	46,716
Yuexiu Property Co., Ltd.	210,700	48,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2019

Investments	Shares	Value
Zhongsheng Group Holdings Ltd.	17,000	$69,599
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	35,600	29,835

Total China		2,640,731

Czech Republic - 0.6%
Moneta Money Bank AS(a)	15,041	56,469

Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	3,669	36,613

India - 10.9%
Asian Paints Ltd.	958	23,957
Bajaj Auto Ltd.	1,150	51,315
Berger Paints India Ltd.	2,570	18,563
Cipla Ltd.	6,043	40,485
Coal India Ltd.	9,613	28,464
Colgate-Palmolive India Ltd.	1,257	25,762
Dr. Reddy’s Laboratories Ltd.	723	29,117
Dr. Reddy’s Laboratories Ltd. ADR	276	11,200
GAIL India Ltd.	10,623	18,015
Godrej Consumer Products Ltd.	2,521	24,178
HCL Technologies Ltd.	7,983	63,537
HDFC Asset Management Co., Ltd.(a)	764	34,248
HDFC Life Insurance Co., Ltd.(a)	4,767	41,811
Hindustan Unilever Ltd.	935	25,190
ICICI Lombard General Insurance Co., Ltd.(a)	1,767	34,331
ICICI Prudential Life Insurance Co., Ltd.(a)	4,644	31,389
Infosys Ltd.	1,580	16,184
Infosys Ltd. ADR	4,160	42,931
Mahindra & Mahindra Financial Services Ltd.	4,732	21,377
Marico Ltd.	5,388	25,786
Nestle India Ltd.	130	26,928
Oil & Natural Gas Corp., Ltd.	15,282	27,576
Petronet LNG Ltd.	10,019	37,611
Power Grid Corp. of India Ltd.	9,888	26,355
SBI Life Insurance Co., Ltd.(a)	2,742	36,940
Shriram Transport Finance Co., Ltd.	1,635	26,825
Tata Consultancy Services Ltd.	2,201	66,658
Tech Mahindra Ltd.	6,207	66,289
Wipro Ltd.	11,560	39,808
Wipro Ltd. ADR	6,676	25,035

Total India		987,865

Indonesia - 3.0%
Adaro Energy Tbk PT	178,500	19,994
Bank Negara Indonesia Persero Tbk PT	75,900	42,919
Gudang Garam Tbk PT	2,600	9,926
Hanjaya Mandala Sampoerna Tbk PT	86,000	13,009
Indofood CBP Sukses Makmur Tbk PT	36,100	28,994
Indofood Sukses Makmur Tbk PT	43,900	25,061
Kalbe Farma Tbk PT	335,600	39,162
Perusahaan Gas Negara Tbk PT	72,000	11,255
Telekomunikasi Indonesia Persero Tbk PT	174,400	49,874
Unilever Indonesia Tbk PT	8,600	26,018

Total Indonesia		266,212

Malaysia - 5.1%
Fraser & Neave Holdings Bhd	3,800	32,366
Gamuda Bhd	14,500	13,825
Genting Malaysia Bhd	70,300	56,542
Hartalega Holdings Bhd	30,900	41,396
Hong Leong Financial Group Bhd	5,300	21,897
IHH Healthcare Bhd	33,700	45,065
Malaysia Airports Holdings Bhd	13,100	24,339
MISC Bhd	12,600	25,721
Nestle Malaysia Bhd	900	32,343
QL Resources Bhd	16,400	32,596
RHB Bank Bhd	37,700	53,271
Sime Darby Bhd	40,000	21,709
Telekom Malaysia Bhd	37,200	34,740
Westports Holdings Bhd	26,500	27,274

Total Malaysia		463,084

Mexico - 4.3%
America Movil S.A.B. de C.V. Series L	82,237	65,758
Arca Continental S.A.B. de C.V.	7,928	41,974
Coca-Cola Femsa S.A.B. de C.V. UNIT	7,480	45,505
El Puerto de Liverpool S.A.B. de C.V. Class C1	8,526	42,404
Fomento Economico Mexicano S.A.B. de C.V.	4,471	42,302
Gruma S.A.B. de C.V. Class B	4,235	43,537
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	2,089	39,165
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	18,657	37,049
Wal-Mart de Mexico S.A.B. de C.V.	12,272	35,190

Total Mexico		392,884

Philippines - 2.7%
Ayala Corp.	1,700	26,367
Bank of the Philippine Islands	24,320	42,210
Globe Telecom, Inc.	900	35,897
Manila Electric Co.	3,890	24,348
Megaworld Corp.	218,900	17,332
Metropolitan Bank & Trust Co.	35,527	46,509
PLDT, Inc.	1,900	37,066
Robinsons Land Corp.	32,800	17,843

Total Philippines		247,572

Poland - 1.1%
Cyfrowy Polsat S.A.	7,333	54,098
Powszechny Zaklad Ubezpieczen S.A.	4,488	47,436

Total Poland		101,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2019

Investments	Shares	Value
Russia - 5.9%
Gazprom PJSC ADR	5,730	$47,146
Lukoil PJSC ADR	572	56,731
MMC Norilsk Nickel PJSC ADR	1,327	40,540
Mobile TeleSystems PJSC ADR	6,575	66,736
Novolipetsk Steel PJSC GDR Reg S	1,752	40,366
PhosAgro PJSC GDR Reg S	3,654	46,406
Polyus PJSC GDR Reg S	781	44,283
Rosneft Oil Co. PJSC GDR Reg S	7,346	52,950
Sberbank of Russia PJSC ADR	3,543	58,247
VTB Bank PJSC GDR Reg S	34,246	50,102
X5 Retail Group N.V. GDR Reg S	903	31,153

Total Russia		534,660

Singapore - 0.5%
BOC Aviation Ltd.(a)	4,500	45,769

South Africa - 0.6%
Anglo American Platinum Ltd.	152	14,211
AngloGold Ashanti Ltd.	428	9,687
Gold Fields Ltd.	1,732	11,875
Impala Platinum Holdings Ltd.*	1,265	12,983

Total South Africa		48,756

South Korea - 7.1%
BGF Retail Co., Ltd.	138	20,227
Cheil Worldwide, Inc.	2,361	49,100
Fila Korea Ltd.	788	36,114
GS Retail Co., Ltd.	811	27,525
Hyundai Glovis Co., Ltd.	120	14,839
Kangwon Land, Inc.	2,194	56,157
Kia Motors Corp.	1,511	57,882
KMW Co., Ltd.*	883	39,017
KT&G Corp.	352	28,551
LG Uplus Corp.	4,449	54,629
NCSoft Corp.	107	50,056
S-1 Corp.	308	24,955
Samsung Electronics Co., Ltd.	1,244	60,024
Samsung Engineering Co., Ltd.*	1,164	19,325
SK Telecom Co., Ltd.	281	57,831
Woongjin Coway Co., Ltd.	630	50,718

Total South Korea		646,950

Taiwan - 13.8%
Accton Technology Corp.	6,000	33,626
Advantech Co., Ltd.	6,000	60,446
Asia Cement Corp.	13,000	20,794
Chailease Holding Co., Ltd.	6,870	31,626
Chicony Electronics Co., Ltd.	20,000	59,379
Chunghwa Telecom Co., Ltd.	11,000	40,364
CTBC Financial Holding Co., Ltd.	47,000	35,120
Eclat Textile Co., Ltd.	3,000	40,331
Eva Airways Corp.	25,713	11,794
Feng TAY Enterprise Co., Ltd.	5,200	33,826
Giant Manufacturing Co., Ltd.	5,000	35,527
Lite-On Technology Corp.	33,000	54,327
Nanya Technology Corp.	14,000	38,950
Novatek Microelectronics Corp.	4,000	29,222
Pegatron Corp.	20,000	45,635
Pou Chen Corp.	38,000	49,691
Powertech Technology, Inc.	18,000	59,926
Realtek Semiconductor Corp.	5,000	39,197
Standard Foods Corp.	10,000	23,218
Synnex Technology International Corp.	45,000	56,293
Taiwan Cement Corp.	14,557	21,221
Taiwan High Speed Rail Corp.	12,000	15,372
Taiwan Mobile Co., Ltd.	10,000	37,362
Taiwan Semiconductor Manufacturing Co., Ltd.	10,000	110,418
Uni-President Enterprises Corp.	7,000	17,327
Vanguard International Semiconductor Corp.	17,000	44,971
Wistron Corp.	58,000	54,852
Wiwynn Corp.	2,000	42,366
Yageo Corp.	2,000	29,156
Yuanta Financial Holding Co., Ltd.	64,000	43,126
Zhen Ding Technology Holding Ltd.	8,000	38,163

Total Taiwan		1,253,626

Thailand - 6.6%
Advanced Info Service PCL NVDR	8,100	57,599
Bangkok Bank PCL NVDR	8,600	45,937
Bangkok Dusit Medical Services PCL NVDR	55,600	48,261
Berli Jucker PCL NVDR	19,700	27,623
Charoen Pokphand Foods PCL NVDR	35,900	32,959
Electricity Generating PCL NVDR	2,800	30,661
Home Product Center PCL NVDR	111,400	59,505
Kasikornbank PCL NVDR	9,300	46,882
Krung Thai Bank PCL NVDR	98,100	53,711
Muangthai Capital PCL NVDR	19,200	40,863
Osotspa PCL NVDR	15,700	21,228
PTT Exploration & Production PCL NVDR	9,200	38,239
Siam Commercial Bank PCL (The) NVDR	12,400	50,504
Srisawad Corp. PCL NVDR	18,400	42,078

Total Thailand		596,050

Turkey - 2.5%
BIM Birlesik Magazalar AS	3,855	30,226
Eregli Demir ve Celik Fabrikalari T.A.S.	15,623	23,733
KOC Holding AS	8,058	27,514
TAV Havalimanlari Holding AS	4,784	23,458
Turkcell Iletisim Hizmetleri AS	21,929	50,852
Turkiye Garanti Bankasi AS*	19,349	36,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2019

Investments	Shares	Value
Turkiye Is Bankasi AS Group C*	31,197	$33,603

Total Turkey		225,606

TOTAL COMMON STOCKS (Cost: $8,531,770)		9,041,731

RIGHTS - 0.0%

Brazil - 0.0%
Centrais Eletricas Brasileiras S.A., expiring 1/2/20*† (Cost: $0)	552	0

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $8,531,770)		9,041,731
Other Assets less Liabilities - 0.3%		24,999

NET ASSETS - 100.0%		$9,066,730

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	1/2/2020	1,210	USD	22,911	MXN	$—	$(3)
HSBC Holdings PLC	1/3/2020	188,714,039	KRW	161,136	USD	2,048	—
HSBC Holdings PLC	1/3/2020	188,225,919	KRW	161,942	USD	819	—
HSBC Holdings PLC	1/3/2020	763,023,484	KRW	658,403	USD	1,395	—
Merrill Lynch International	1/2/2020	937	USD	13,084,967	IDR	—	(5)
Merrill Lynch International	1/2/2020	13,703	USD	413,414	THB	—	(99)
State Street Bank and Trust	1/3/2020	2,815	USD	11,308	BRL	4	—
UBS AG	1/3/2020	972,720	USD	1,139,963,442	KRW	—	(13,024)
UBS AG	1/15/2020	224,399	USD	1,337,795	TRY	355	—

						$4,621	$(13,131)

CURRENCY LEGEND

BRL	Brazilian real
IDR	Indonesian rupiah
KRW	South Korean won
MXN	Mexican peso
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 7.4%
B3 S.A. - Brasil Bolsa Balcao	31,400	$335,411
BB Seguridade Participacoes S.A.	28,300	265,222
Centrais Eletricas Brasileiras S.A.	22,200	208,606
Cia Brasileira de Distribuicao (Preference Shares)	12,200	265,824
Cia de Saneamento Basico do Estado de Sao Paulo	19,000	286,037
Cia Siderurgica Nacional S.A.	75,200	263,771
Equatorial Energia S.A.	45,500	257,774
Gerdau S.A. (Preference Shares)	70,800	352,003
Hypera S.A.	23,800	211,157
Itau Unibanco Holding S.A. (Preference Shares)	62,270	574,295
Itausa - Investimentos Itau S.A. (Preference Shares)	107,900	377,933
Klabin S.A.	57,600	263,608
Lojas Renner S.A.	21,759	303,935
M. Dias Branco S.A.*	20,900	198,209
Magazine Luiza S.A.	20,252	240,142
Porto Seguro S.A.	15,575	242,915
Sul America S.A.	15,600	232,369
Telefonica Brasil S.A. (Preference Shares)	16,200	233,494
TIM Participacoes S.A.	87,700	341,626

Total Brazil		5,454,331

Chile - 1.3%
Cia Cervecerias Unidas S.A.	18,904	185,282
Embotelladora Andina S.A. Class B, (Preference Shares)	52,040	150,801
Empresas CMPC S.A.	88,835	217,377
Empresas COPEC S.A.	19,261	172,899
Enel Americas S.A.	1,123,066	249,421

Total Chile		975,780

China - 32.1%
Aier Eye Hospital Group Co., Ltd. Class A	27,900	158,451
Air China Ltd. Class H	184,000	186,791
Angang Steel Co., Ltd. Class A	242,100	116,433
Angang Steel Co., Ltd. Class H(a)	624,000	259,473
Anhui Conch Cement Co., Ltd. Class A	28,700	225,786
Anhui Conch Cement Co., Ltd. Class H	49,500	360,841
ANTA Sports Products Ltd.	25,000	223,793
Bank of China Ltd. Class H	1,030,000	440,194
Beijing Capital International Airport Co., Ltd. Class H	194,000	187,980
Beijing Enterprises Water Group Ltd.*	354,000	179,004
Brilliance China Automotive Holdings Ltd.	184,000	190,806
CGN Power Co., Ltd. Class H(b)	899,000	239,986
China Aoyuan Group Ltd.	161,000	262,417
China Conch Venture Holdings Ltd.	60,000	261,814
China Everbright Bank Co., Ltd. Class H	432,000	200,703
China Evergrande Group*(a)	92,000	255,037
China Gas Holdings Ltd.	57,800	216,607
China International Travel Service Corp., Ltd. Class A	12,500	159,621
China Jinmao Holdings Group Ltd.	364,000	283,565
China Medical System Holdings Ltd.	162,000	233,276
China Mengniu Dairy Co., Ltd.*	66,000	266,819
China Merchants Bank Co., Ltd. Class H	64,500	331,531
China Minsheng Banking Corp., Ltd. Class H(a)	323,000	244,163
China National Building Material Co., Ltd. Class H	250,000	279,140
China Resources Cement Holdings Ltd.	260,000	331,015
China Resources Gas Group Ltd.	48,000	263,662
China Resources Land Ltd.	66,000	328,653
China Unicom Hong Kong Ltd.	214,000	201,591
China Vanke Co., Ltd. Class H	60,600	258,599
China Zhongwang Holdings Ltd.	404,400	161,411
Chongqing Zhifei Biological Products Co., Ltd. Class A	18,800	134,029
CIFI Holdings Group Co., Ltd.	302,000	255,420
CITIC Ltd.	185,000	247,401
CNOOC Ltd.	263,000	437,444
Country Garden Holdings Co., Ltd.	202,000	323,540
CSPC Pharmaceutical Group Ltd.	114,000	271,840
ENN Energy Holdings Ltd.	21,800	238,234
Far East Horizon Ltd.	273,000	255,769
Fuyao Glass Industry Group Co., Ltd. Class H(b)	68,800	210,591
Geely Automobile Holdings Ltd.	126,000	246,444
Guangzhou Automobile Group Co., Ltd. Class H(a)	174,400	217,110
Guangzhou R&F Properties Co., Ltd. Class H(a)	113,600	209,652
Haier Electronics Group Co., Ltd.	90,000	281,257
Huaneng Renewables Corp., Ltd. Class H	482,000	187,436
Hundsun Technologies, Inc. Class A	11,700	130,560
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A*	257,000	115,482
Jiangsu Hengrui Medicine Co., Ltd. Class A	20,900	262,596
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	10,900	172,912
Kingboard Holdings Ltd.	64,000	202,880
Kingboard Laminates Holdings Ltd.	181,000	224,397
Kunlun Energy Co., Ltd.	230,000	203,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2019

Investments	Shares	Value
KWG Group Holdings Ltd.*	215,500	$302,017
Lepu Medical Technology Beijing Co., Ltd. Class A	31,400	149,118
Logan Property Holdings Co., Ltd.	166,000	278,662
Longfor Group Holdings Ltd.(b)	62,500	292,776
Luxshare Precision Industry Co., Ltd. Class A	40,000	209,598
Luye Pharma Group Ltd.(a)(b)	226,500	169,763
Luzhou Laojiao Co., Ltd. Class A	11,800	146,837
NetEase, Inc. ADR	1,159	355,396
New China Life Insurance Co., Ltd. Class H	56,200	241,626
Nexteer Automotive Group Ltd.	204,000	184,840
Ninestar Corp. Class A	26,200	123,822
Perfect World Co., Ltd. Class A	27,800	176,162
Ping An Insurance Group Co. of China Ltd. Class H	60,500	715,117
Sany Heavy Industry Co., Ltd. Class A	77,800	190,432
Seazen Group Ltd.*(a)	224,000	272,533
Shaanxi Coal Industry Co., Ltd. Class A	109,300	141,064
Shanxi Lu’an Environmental Energy Development Co., Ltd. Class A	104,200	108,602
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	128,796	113,344
Shenzhen International Holdings Ltd.	101,500	223,014
Shenzhou International Group Holdings Ltd.	19,000	277,741
Sino Biopharmaceutical Ltd.	213,000	297,967
Sinotruk Hong Kong Ltd.	172,500	367,944
SSY Group Ltd.	278,000	225,132
Sunac China Holdings Ltd.	62,000	370,402
Sunny Optical Technology Group Co., Ltd.	15,800	273,547
Tencent Holdings Ltd.	51,100	2,463,251
Tingyi Cayman Islands Holding Corp.	152,000	259,452
TravelSky Technology Ltd. Class H	83,000	202,605
Uni-President China Holdings Ltd.	205,000	215,213
Weichai Power Co., Ltd. Class A	76,400	174,172
Weichai Power Co., Ltd. Class H	152,000	320,706
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	51,700	199,877
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	23,700	152,903
Xiamen C & D, Inc. Class A	87,800	113,316
Yanzhou Coal Mining Co., Ltd. Class H	240,000	215,611
Yihai International Holding Ltd.*	35,000	205,280
Yunda Holding Co., Ltd. Class A	23,500	112,343
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	8,200	129,339
Zhongsheng Group Holdings Ltd.	65,700	268,979
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	128,200	122,942

Total China		23,500,686

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	23,043	229,946

India - 8.3%
Adani Ports & Special Economic Zone Ltd.	32,690	167,622
Ashok Leyland Ltd.	220,044	251,248
Britannia Industries Ltd.	4,517	191,607
Cipla Ltd.	36,928	247,400
Dabur India Ltd.	42,130	270,565
Dr. Reddy’s Laboratories Ltd.	5,257	211,711
GAIL India Ltd.	108,039	183,223
Godrej Consumer Products Ltd.	27,845	267,047
Hindustan Unilever Ltd.	12,328	332,129
Infosys Ltd.	44,894	459,864
ITC Ltd.	75,578	251,686
JSW Steel Ltd.	71,192	269,346
Mahindra & Mahindra Financial Services Ltd.	39,385	177,921
Marico Ltd.	39,438	188,742
Nestle India Ltd.	1,358	281,298
Oil & Natural Gas Corp., Ltd.	143,442	258,837
Page Industries Ltd.	837	274,314
Petronet LNG Ltd.	70,488	264,608
Pidilite Industries Ltd.	9,294	180,585
Power Grid Corp. of India Ltd.	87,989	234,524
Shree Cement Ltd.	679	193,716
Tata Consultancy Services Ltd.	13,542	410,122
Tech Mahindra Ltd.	25,896	276,563
Titan Co., Ltd.	12,628	210,168

Total India		6,054,846

Indonesia - 6.4%
Adaro Energy Tbk PT	2,260,200	253,168
Bank Central Asia Tbk PT	161,800	389,567
Bank Mandiri Persero Tbk PT	566,100	312,971
Bank Rakyat Indonesia Persero Tbk PT	1,062,900	336,882
Bukit Asam Tbk PT	985,600	188,849
Charoen Pokphand Indonesia Tbk PT	637,000	298,253
Gudang Garam Tbk PT	60,100	229,447
Hanjaya Mandala Sampoerna Tbk PT	1,227,900	185,744
Indah Kiat Pulp & Paper Corp. Tbk PT	499,600	277,106
Indofood CBP Sukses Makmur Tbk PT	256,700	206,174
Indofood Sukses Makmur Tbk PT	326,300	186,272
Kalbe Farma Tbk PT	2,013,231	234,931
Pabrik Kertas Tjiwi Kimia Tbk PT	311,100	230,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2019

Investments	Shares	Value
Pakuwon Jati Tbk PT	4,738,700	$194,566
Perusahaan Gas Negara Tbk PT	1,232,800	192,701
Surya Citra Media Tbk PT	2,128,500	216,185
Telekomunikasi Indonesia Persero Tbk PT	973,000	278,250
Unilever Indonesia Tbk PT	74,400	225,089
United Tractors Tbk PT	147,200	228,236

Total Indonesia		4,664,649

Malaysia - 2.2%
Dialog Group Bhd	226,000	190,612
Hartalega Holdings Bhd	159,400	213,547
Malayan Banking Bhd	116,100	245,228
Malaysia Airports Holdings Bhd	91,300	169,632
Nestle Malaysia Bhd	5,200	186,872
Petronas Chemicals Group Bhd	125,900	226,223
Press Metal Aluminium Holdings Bhd	163,900	186,318
QL Resources Bhd	98,000	194,778

Total Malaysia		1,613,210

Mexico - 3.3%
America Movil S.A.B. de C.V. Series L	479,800	383,657
Gruma S.A.B. de C.V. Class B	17,812	183,110
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	18,786	223,504
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	13,720	257,225
Grupo Bimbo S.A.B. de C.V. Series A	112,300	204,749
Grupo Financiero Banorte S.A.B. de C.V. Class O	53,800	300,994
Grupo Financiero Inbursa S.A.B. de C.V. Class O	142,798	175,359
Grupo Mexico S.A.B. de C.V. Series B	107,922	296,380
Megacable Holdings S.A.B. de C.V. Series CPO	44,900	184,127
Orbia Advance Corp. S.A.B. de C.V.	111,400	237,855

Total Mexico		2,446,960

Philippines - 1.7%
Globe Telecom, Inc.	5,065	202,020
International Container Terminal Services, Inc.	103,840	263,675
Jollibee Foods Corp.	37,900	161,643
Megaworld Corp.	2,006,000	158,832
Metropolitan Bank & Trust Co.	159,917	209,349
SM Prime Holdings, Inc.	319,900	265,926

Total Philippines		1,261,445

Poland - 0.4%
LPP S.A.	113	263,158

Russia - 4.3%
Lukoil PJSC ADR	5,552	550,648
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	28,859	249,919
MMC Norilsk Nickel PJSC ADR	14,966	457,211
Novatek PJSC GDR Reg S	1,709	346,927
PhosAgro PJSC GDR Reg S	15,683	199,174
Rosneft Oil Co. PJSC GDR Reg S	44,285	319,206
Sberbank of Russia PJSC ADR	35,953	591,067
Tatneft PJSC ADR	5,467	403,793

Total Russia		3,117,945

South Africa - 4.3%
Absa Group Ltd.	20,684	220,840
Anglo American Platinum Ltd.	2,814	263,084
Bid Corp., Ltd.	10,302	243,274
Capitec Bank Holdings Ltd.	2,570	265,791
Clicks Group Ltd.	13,566	248,929
Exxaro Resources Ltd.	21,914	205,514
Foschini Group Ltd. (The)(a)	19,118	204,380
Kumba Iron Ore Ltd.	8,040	239,789
Mr. Price Group Ltd.	16,829	219,637
Netcare Ltd.(a)	173,737	241,779
Pick n Pay Stores Ltd.	46,477	212,351
PSG Group Ltd.	11,664	195,319
Rand Merchant Investment Holdings Ltd.	83,255	183,615
SPAR Group Ltd. (The)	14,290	201,839

Total South Africa		3,146,141

South Korea - 9.9%
BGF Retail Co., Ltd.	1,121	164,304
BNK Financial Group, Inc.	32,206	213,323
Cheil Worldwide, Inc.	11,080	230,424
CJ ENM Co., Ltd.	1,354	186,864
Daelim Industrial Co., Ltd.	2,831	221,545
GS Engineering & Construction Corp.	9,386	252,009
Hana Financial Group, Inc.	8,288	264,453
KB Financial Group, Inc.	7,825	322,419
Korea Gas Corp.	6,316	206,719
Kumho Petrochemical Co., Ltd.	2,837	190,123
LG Electronics, Inc.	4,135	257,801
LG Household & Health Care Ltd.	237	258,426
LG Household & Health Care Ltd. (Preference Shares)	286	190,675
Meritz Securities Co., Ltd.	41,830	137,088
NCSoft Corp.	491	229,695
S-1 Corp.	2,089	169,259
Samsung Electro-Mechanics Co., Ltd.	2,417	261,252
Samsung Electronics Co., Ltd.	42,799	2,065,099
Samsung SDS Co., Ltd.	1,294	217,634
Samsung Securities Co., Ltd.	6,105	203,773
Shinsegae, Inc.	857	214,167
SK Hynix, Inc.	7,343	597,498
Woongjin Coway Co., Ltd.	2,898	233,303

Total South Korea		7,287,853

Taiwan - 11.3%
Advantech Co., Ltd.	21,000	211,562
Asia Cement Corp.	136,000	217,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2019

Investments	Shares		Value
Chailease Holding Co., Ltd.	54,100		$249,051
Chicony Electronics Co., Ltd.	58,000		172,199
E.Sun Financial Holding Co., Ltd.	298,000		277,353
Eclat Textile Co., Ltd.	14,000		188,211
Feng TAY Enterprise Co., Ltd.	28,648		186,355
Formosa Plastics Corp.	95,000		316,276
Hiwin Technologies Corp.	22,000		206,225
Largan Precision Co., Ltd.	2,000		333,589
Micro-Star International Co., Ltd.	58,000		167,749
Nanya Technology Corp.	100,000		278,213
Nien Made Enterprise Co., Ltd.	24,000		221,770
Novatek Microelectronics Corp.	32,000		233,779
Powertech Technology, Inc.	62,000		206,411
President Chain Store Corp.	26,000		263,669
Realtek Semiconductor Corp.	27,000		211,662
Standard Foods Corp.	115,000		267,005
Synnex Technology International Corp.	159,000		198,902
Taiwan Semiconductor Manufacturing Co., Ltd.	204,291		2,255,740
Uni-President Enterprises Corp.	125,000		309,404
Walsin Technology Corp.	48,000		382,693
Winbond Electronics Corp.	357,000		232,823
Yageo Corp.	28,000		408,180
Zhen Ding Technology Holding Ltd.	52,000		248,057

Total Taiwan			8,244,418

Thailand - 3.6%
Airports of Thailand PCL NVDR	115,800		287,047
Bangkok Dusit Medical Services PCL NVDR	288,800		250,680
Berli Jucker PCL NVDR	119,100		166,997
Bumrungrad Hospital PCL NVDR	42,300		207,590
CP ALL PCL NVDR	114,817		276,945
Electricity Generating PCL NVDR	16,600		181,774
Energy Absolute PCL NVDR	117,700		171,911
Home Product Center PCL NVDR	396,900		212,007
Indorama Ventures PCL NVDR	188,300		220,022
Muangthai Capital PCL NVDR	108,000		229,854
PTT Exploration & Production PCL NVDR	66,100		274,739
Robinson PCL NVDR	77,800		171,424

Total Thailand			2,650,990

Turkey - 3.1%
Akbank T.A.S.*	164,839		224,642
Anadolu Efes Biracilik ve Malt Sanayii AS	56,459		218,967
Aselsan Elektronik Sanayi ve Ticaret AS(a)	63,015		221,733
BIM Birlesik Magazalar AS	26,496		207,747
Eregli Demir ve Celik Fabrikalari T.A.S.	201,390		305,926
Ford Otomotiv Sanayi AS	17,672		210,395
KOC Holding AS	64,118		218,934
TAV Havalimanlari Holding AS	52,862		259,203
Turkiye Is Bankasi AS Group C*	169,760		182,854
Turkiye Sise ve Cam Fabrikalari AS	232,760		206,124

Total Turkey			2,256,525

TOTAL COMMON STOCKS (Cost: $62,452,767)			73,168,883

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost: $2,163)	151,920	INR	673

	Shares
RIGHTS - 0.0%

Brazil - 0.0%
Centrais Eletricas Brasileiras S.A., expiring 1/2/20*† (Cost: $0)	4,544		0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $220,413)(d)	220,413		220,413

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $62,675,343)			73,389,969
Other Assets less Liabilities - (0.2)%			(116,431)

NET ASSETS - 100.0%			$73,273,538

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,949,978 and the total market value of the collateral held by the Fund was $2,062,583. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,842,170.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CURRENCY LEGEND

INR	Indian rupee

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2019

Investments	Shares		Value
COMMON STOCKS - 100.0%

Brazil - 6.8%
AES Tiete Energia S.A.	506,639		$2,023,936
Alupar Investimento S.A.	267,866		1,837,846
Arezzo Industria e Comercio S.A.	144,707		2,302,247
Cia de Locacao das Americas	413,785		2,336,007
Cia de Saneamento de Minas Gerais-COPASA	180,530		3,051,243
Cia de Saneamento do Parana	416,540		10,501,774
Cia Hering	382,463		3,236,394
Construtora Tenda S.A.	197,775		1,484,283
CVC Brasil Operadora e Agencia de Viagens S.A.	109,279		1,189,853
Duratex S.A.	1,843,179		7,661,012
EcoRodovias Infraestrutura e Logistica S.A.	461,235		1,868,926
Ez Tec Empreendimentos e Participacoes S.A.	1		12
Fleury S.A.	726,929		5,516,977
Grendene S.A.	876,838		2,676,702
Iguatemi Empresa de Shopping Centers S.A.	131,723		1,732,206
Instituto Hermes Pardini S.A.	71,960		486,925
Iochpe Maxion S.A.	263,187		1,529,647
JHSF Participacoes S.A.	410,363		727,344
Light S.A.	159,307		940,944
Linx S.A.	82,045		722,409
Mahle-Metal Leve S.A.	370,120		2,649,826
Marisa Lojas S.A.*	0	‡	1
Movida Participacoes S.A.	231,872		1,102,094
MRV Engenharia e Participacoes S.A.	585,886		3,138,649
Odontoprev S.A.	700,288		2,936,798
Qualicorp Consultoria e Corretora de Seguros S.A.	916,013		8,448,078
Sao Martinho S.A.	211,166		1,245,148
Ser Educacional S.A.(a)	144,332		995,653
SLC Agricola S.A.	465,937		2,872,508
Smiles Fidelidade S.A.	530,296		5,176,803
Tegma Gestao Logistica S.A.	172,072		1,610,488
TOTVS S.A.	103,183		1,655,719
Transmissora Alianca de Energia Eletrica S.A.	2,705,729		20,972,141
Tupy S.A.	546,443		3,436,748
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	481,931		2,034,253
Wiz Solucoes e Corretagem de Seguros S.A.	544,072		1,909,736
YDUQS Part	1,251,865		14,782,009

Total Brazil			126,793,339

Chile - 1.3%
AES Gener S.A.	20,908,014		4,532,225
CAP S.A.	255,431		1,935,222
Engie Energia Chile S.A.	2,555,006		3,890,527
Grupo Security S.A.	6,529,598		1,698,677
Inversiones Aguas Metropolitanas S.A.	2,802,852		3,056,206
Inversiones La Construccion S.A.	171,862		1,885,580
Parque Arauco S.A.	1,569,533		3,861,266
Ripley Corp. S.A.	2,764,122		1,239,563
Salfacorp S.A.	318,649		182,595
Vina Concha y Toro S.A.	790,530		1,488,440

Total Chile			23,770,301

China - 20.0%
A-Living Services Co., Ltd. Class H(a)	253,000		873,444
Anhui Anke Biotechnology Group Co., Ltd. Class A	312,625		677,249
Anhui Expressway Co., Ltd. Class H	1,527,666		903,840
Apeloa Pharmaceutical Co., Ltd. Class A	273,000		508,321
Asia Cement China Holdings Corp.	2,793,000		4,172,402
Ausnutria Dairy Corp., Ltd.*	745,000		1,072,782
BAIC Motor Corp., Ltd. Class H(a)	6,697,500		3,799,244
Bank of Chongqing Co., Ltd. Class H	281,500		168,716
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	84,700		196,499
Beijing Capital International Airport Co., Ltd. Class H	5,884,000		5,701,404
Beijing Capital Land Ltd. Class H(b)	5,912,000		1,661,655
Beijing North Star Co., Ltd. Class H	4,316,000		1,412,485
Beijing Orient Landscape & Environment Co., Ltd. Class A	1,332,200		960,082
Beijing SL Pharmaceutical Co., Ltd. Class A	547,539		1,033,656
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	563,000		849,724
Boya Bio-pharmaceutical Group Co., Ltd. Class A	86,900		389,607
C&D International Investment Group Ltd.(b)	2,958,000		3,424,261
CECEP COSTIN New Materials Group Ltd.*†	4,614,000		1
Chacha Food Co., Ltd. Class A	275,800		1,345,009
China Agri-Industries Holdings Ltd.	3,774,000		2,000,388
China BlueChemical Ltd. Class H	13,226,000		3,259,057
China CAMC Engineering Co., Ltd. Class A	956,378		1,334,538
China Communications Services Corp., Ltd. Class H	7,320,000		5,336,071
China Everbright Greentech Ltd.(a)(b)	2,346,000		1,270,582
China Harmony New Energy Auto Holding Ltd.(b)	4,183,000		2,104,438
China High Speed Transmission Equipment Group Co., Ltd.(b)	570,000		404,541
China Lilang Ltd.	3,446,000		2,812,772
China Longyuan Power Group Corp., Ltd. Class H	8,265,000		5,229,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2019

Investments	Shares	Value
China Maple Leaf Educational Systems Ltd.(b)	5,254,000	$2,144,270
China Meheco Co., Ltd. Class A	971,400	1,819,885
China Meidong Auto Holdings Ltd.	1,360,000	1,783,824
China New Higher Education Group Ltd.(a)(b)	1,667,000	648,247
China Oriental Group Co., Ltd.	13,444,000	5,573,054
China Overseas Grand Oceans Group Ltd.	7,588,000	5,249,021
China Power International Development Ltd.	32,135,000	6,887,426
China Reinsurance Group Corp. Class H	11,079,000	1,820,006
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	571,700	1,071,060
China Resources Medical Holdings Co., Ltd.(b)	2,476,500	1,436,610
China Risun Group Ltd. Class H	6,582,000	2,196,309
China SCE Group Holdings Ltd.	13,183,000	7,681,257
China South City Holdings Ltd.	15,288,000	1,942,442
China Suntien Green Energy Corp., Ltd. Class H	11,711,000	3,381,728
China Tian Lun Gas Holdings Ltd.	581,000	519,722
China Travel International Investment Hong Kong Ltd.	7,902,000	1,399,517
China Xinhua Education Group Ltd.(a)	1,419,000	488,067
China Yongda Automobiles Services Holdings Ltd.(b)	4,832,000	4,402,988
China Yuhua Education Corp., Ltd.(a)(b)	3,108,000	2,102,102
China ZhengTong Auto Services Holdings Ltd.(b)	9,843,500	3,512,016
China Zhongwang Holdings Ltd.	12,020,400	4,797,793
Chongqing Rural Commercial Bank Co., Ltd. Class H	11,793,000	6,023,787
CIMC Enric Holdings Ltd.	2,212,000	1,320,080
CITIC Telecom International Holdings Ltd.	10,830,000	3,947,381
Colour Life Services Group Co., Ltd.*(b)	1,445,000	797,441
Consun Pharmaceutical Group Ltd.	3,238,000	1,928,222
CPMC Holdings Ltd.(b)	2,026,000	884,058
CT Environmental Group Ltd.*†	6,050,000	263,995
DaFa Properties Group Ltd.	828,000	586,586
Dah Chong Hong Holdings Ltd.	5,034,000	2,377,515
Deppon Logistics Co., Ltd. Class A	250,700	399,856
Dexin China Holdings Co., Ltd.*	2,934,000	1,197,428
Dongyue Group Ltd.	9,166,000	5,081,896
E-House China Enterprise Holdings Ltd.	1,899,000	1,876,627
Ecovacs Robotics Co., Ltd. Class A	116,600	339,638
ENN Ecological Holdings Co., Ltd. Class A	574,700	877,845
Fu Shou Yuan International Group Ltd.	1,272,000	1,077,440
Fufeng Group Ltd.*(b)	5,436,000	2,392,962
Genertec Universal Medical Group Co., Ltd.(a)	5,230,500	3,960,567
Greatview Aseptic Packaging Co., Ltd.	3,844,000	1,761,221
Greenland Hong Kong Holdings Ltd.	5,427,000	2,354,175
Greentown China Holdings Ltd.(b)	4,662,500	5,726,549
Greentown Service Group Co., Ltd.	1,518,000	1,657,920
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	1,824,500	1,479,884
Guangdong Provincial Expressway Development Co., Ltd. Class A	2,397,265	2,842,702
Guangzhou R&F Properties Co., Ltd. Class H(b)	10,786,400	19,906,624
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	318,500	398,256
Guorui Properties Ltd.	2,464,000	515,455
Guotai Junan International Holdings Ltd.(b)	10,526,000	1,864,252
Hebei Construction Group Corp. Ltd. Class H(b)	1,415,000	878,950
Hisense Home Appliances Group Co., Ltd. Class H	1,658,000	1,817,208
Hope Education Group Co., Ltd.(a)	3,440,000	596,011
Hopson Development Holdings Ltd.	3,030,000	3,072,076
Huadian Fuxin Energy Corp., Ltd. Class H	6,022,000	1,228,853
Huafa Industrial Co., Ltd. Zhuhai Class A	2,028,900	2,280,645
Hubei Kaile Science & Technology Co., Ltd. Class A	332,700	648,139
Jiangsu Yangnong Chemical Co., Ltd. Class A	170,873	1,683,537
Jingrui Holdings Ltd.	5,725,000	1,895,647
JiuGui Liquor Co., Ltd. Class A	41,600	214,100
Jizhong Energy Resources Co., Ltd. Class A	3,349,390	1,759,876
JNBY Design Ltd.(b)	1,494,500	2,006,272
Kaisa Group Holdings Ltd.*	7,659,000	3,656,598
Liuzhou Iron & Steel Co., Ltd. Class A	2,773,400	2,249,553
Lonking Holdings Ltd.	16,756,000	5,032,090
Luxi Chemical Group Co., Ltd. Class A	2,518,400	3,799,817
MLS Co., Ltd. Class A	444,100	867,709
Nanjing Iron & Steel Co., Ltd. Class A	13,293,300	6,583,959
Ningbo Tuopu Group Co., Ltd. Class A	548,545	1,372,603
Poly Property Group Co., Ltd.	9,768,000	4,049,211
Qinhuangdao Port Co., Ltd. Class A	2,093,600	958,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2019

Investments	Shares	Value
Rainbow Department Store Co., Ltd. Class A	805,600	$1,220,133
Redsun Properties Group Ltd.	4,624,000	1,531,087
Ronshine China Holdings Ltd.*	2,388,500	3,304,503
S-Enjoy Service Group Co., Ltd.*	322,000	503,345
Sany Heavy Equipment International Holdings Co., Ltd.	2,731,000	1,493,116
Shandong Chenming Paper Holdings Ltd. Class H	1,159,500	541,669
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	494,100	1,340,639
Shandong Publishing & Media Co., Ltd. Class A	1,266,500	1,263,645
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	245,300	998,357
Shanghai AJ Group Co., Ltd. Class A	838,730	1,155,922
Shanghai Huayi Group Co., Ltd. Class A	1,142,200	1,090,433
Shanghai Industrial Urban Development Group Ltd.	9,944,000	1,250,689
Shanghai Jin Jiang Capital Co., Ltd. Class H	11,895,587	2,442,688
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	540,298	1,285,260
Shanghai Shimao Co., Ltd. Class A	4,118,103	2,660,388
Shenzhen Jinjia Group Co., Ltd. Class A	1,391,685	2,279,617
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	258,300	641,143
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	3,334,767	2,058,587
Shougang Fushan Resources Group Ltd.	12,502,000	2,695,572
Shui On Land Ltd.	19,164,000	4,205,760
Sinochem International Corp. Class A	2,422,280	1,843,043
Sinopec Engineering Group Co., Ltd. Class H	7,316,400	4,375,680
Sinopec Kantons Holdings Ltd.	6,338,000	2,668,015
SITC International Holdings Co., Ltd.	6,887,000	8,396,840
Skyfame Realty Holdings Ltd.	7,032,000	929,562
Suofeiya Home Collection Co., Ltd. Class A	850,571	2,558,173
Tahoe Group Co., Ltd. Class A	1,050,600	927,572
Taiji Computer Corp., Ltd. Class A	102,500	572,706
TangShan Port Group Co., Ltd. Class A	5,559,200	2,075,013
TCL Electronics Holdings Ltd.	3,755,000	1,763,816
Tiangong International Co., Ltd.	2,648,000	1,104,494
Tianli Education International Holdings Ltd.(b)	1,189,000	473,049
Tianneng Power International Ltd.(b)	5,212,000	3,966,626
Titan Wind Energy Suzhou Co., Ltd. Class A	473,145	429,286
Tong Ren Tang Technologies Co., Ltd. Class H	1,944,888	1,911,990
TravelSky Technology Ltd. Class H	1,310,000	3,197,746
Tsaker Chemical Group Ltd.(a)	1,131,000	265,629
Virscend Education Co., Ltd.(a)(b)	5,728,000	1,352,642
Wanxiang Qianchao Co., Ltd. Class A	2,942,940	2,268,772
Wasu Media Holding Co., Ltd. Class A	749,000	1,122,581
Weifu High-Technology Group Co., Ltd. Class A	2,061,398	5,637,571
West China Cement Ltd.	11,188,000	1,837,912
Wisdom Education International Holdings Co., Ltd.	1,652,000	699,659
Wuxi Taiji Industry Co., Ltd. Class A	732,600	852,949
Xiabuxiabu Catering Management China Holdings Co., Ltd.*(a)(b)	791,500	1,036,128
Xiamen ITG Group Corp., Ltd. Class A	2,057,400	2,167,954
Xinjiang Zhongtai Chemical Co., Ltd. Class A	2,211,100	2,155,328
Xinxing Ductile Iron Pipes Co., Ltd. Class A	7,392,500	4,425,503
Xinyangfeng Agricultural Technology Co., Ltd. Class A	858,100	973,196
Xinyu Iron & Steel Co., Ltd. Class A	3,420,400	2,519,008
XTEP International Holdings Ltd.	5,811,800	3,087,971
Yadea Group Holdings Ltd.(a)	3,258,000	857,170
Yang Quan Coal Industry Group Co., Ltd. Class A	3,376,566	2,680,622
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)(b)	1,203,500	2,390,998
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	337,800	1,918,382
Yuexiu Transport Infrastructure Ltd.	5,314,100	4,726,342
Yuzhou Properties Co., Ltd.	15,408,700	8,483,704
Zhejiang Expressway Co., Ltd. Class H	8,876,700	8,088,576
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	1,057,200	1,707,438
Zhejiang Runtu Co., Ltd. Class A	1,327,100	2,133,816
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	2,526,668	2,539,110
Zhou Hei Ya International Holdings Co., Ltd.(a)	3,027,000	2,159,978

Total China		373,496,613

Czech Republic - 0.7%
Moneta Money Bank AS(a)	3,359,698	12,613,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2019

Investments	Shares	Value
Hong Kong - 1.1%
Ajisen China Holdings Ltd.	4,334,000	$1,540,745
China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	2,904,000	1,580,246
China Water Affairs Group Ltd.(b)	3,974,000	2,973,436
Concord New Energy Group Ltd.	34,410,000	1,678,149
Crystal International Group Ltd.(a)	1,773,500	730,632
Hua Han Health Industry Holdings Ltd.*†(b)	8,880,000	0
LVGEM China Real Estate Investment Co., Ltd.(b)	2,944,000	1,054,154
Mobvista, Inc.(a)(b)	1,124,000	490,464
NetDragon Websoft Holdings Ltd.	406,000	954,583
Stella International Holdings Ltd.	3,766,500	6,042,410
Vinda International Holdings Ltd.	611,000	1,111,936
Wasion Holdings Ltd.	4,074,000	1,992,087

Total Hong Kong		20,148,842

Hungary - 0.2%
Magyar Telekom Telecommunications PLC	2,383,535	3,608,240

India - 5.4%
Aegis Logistics Ltd.	171,265	464,165
Apollo Hospitals Enterprise Ltd.	48,941	988,719
Apollo Tyres Ltd.	583,762	1,340,446
Avanti Feeds Ltd.	57,202	468,014
Bajaj Consumer Care, Ltd.	477,736	1,580,224
Bajaj Electricals Ltd.	64,574	324,009
Balkrishna Industries Ltd.	96,915	1,344,938
Balrampur Chini Mills Ltd.	244,752	628,869
Birla Corp., Ltd.	60,865	520,282
Birlasoft Ltd.	497,522	492,795
Carborundum Universal Ltd.	79,559	357,122
Care Ratings Ltd.	103,121	923,100
Castrol India Ltd.	1,140,147	2,065,352
Century Textiles & Industries Ltd.	99,871	667,899
CESC Ltd.	161,001	1,661,931
Crompton Greaves Consumer Electricals Ltd.	397,701	1,336,384
Edelweiss Financial Services Ltd.	973,922	1,489,984
EID Parry India Ltd.	199,534	563,423
EIH Ltd.	183,216	366,159
Emami Ltd.	229,033	994,384
Endurance Technologies Ltd.(a)	31,841	482,356
Essel Propack Ltd.	188,945	469,066
Federal Bank Ltd.	2,334,219	2,876,154
Finolex Industries Ltd.	87,009	665,810
Firstsource Solutions Ltd.	921,996	530,891
GHCL Ltd.	64,648	166,923
Glenmark Pharmaceuticals Ltd.	143,702	699,503
Godfrey Phillips India Ltd.	23,585	420,265
Godrej Agrovet Ltd.(a)	86,903	629,387
Graphite India Ltd.	615,484	2,614,883
HEG Ltd.	137,532	2,053,881
HeidelbergCement India Ltd.	232,644	570,217
Hexaware Technologies Ltd.	269,553	1,263,964
Hindustan Copper Ltd.	923,656	507,907
ICICI Securities Ltd.(a)	272,781	1,554,640
Indiabulls Housing Finance Ltd.	4,727,968	20,745,839
Indiabulls Ventures Ltd.	251,878	756,395
Indian Energy Exchange Ltd.*(a)	262,391	524,943
Jamna Auto Industries Ltd.	959,217	626,235
JB Chemicals & Pharmaceuticals Ltd.	76,078	453,677
Jindal Saw Ltd.	167,740	171,669
JK Paper Ltd.	208,519	362,829
Jubilant Life Sciences Ltd.	72,244	543,514
Jyothy Labs Ltd.	311,108	640,713
Karur Vysya Bank Ltd. (The)	548,960	463,375
Kaveri Seed Co., Ltd.	61,745	439,916
KRBL Ltd.	127,559	509,945
L&T Technology Services Ltd.(a)	38,142	784,689
Manappuram Finance Ltd.	694,780	1,726,774
Mindtree Ltd.	172,295	1,931,429
Motilal Oswal Financial Services Ltd.	54,125	575,880
Natco Pharma Ltd.	15,038	125,028
National Aluminium Co., Ltd.	6,283,804	3,842,745
Navin Fluorine International Ltd.	37,635	530,927
NCC Ltd.	1,567,846	1,230,060
NIIT Ltd.	598,802	786,483
NIIT Technologies Ltd.	45,726	1,018,484
NLC India Ltd.	1,643,557	1,315,939
NOCIL Ltd.	281,999	401,004
Oberoi Realty Ltd.	61,679	458,543
Oil India Ltd.	1,937,221	4,153,816
Persistent Systems Ltd.	90,764	857,245
Phillips Carbon Black Ltd.	231,897	384,826
Phoenix Mills Ltd. (The)	46,810	546,087
PNB Housing Finance Ltd.(a)	93,890	571,142
Prestige Estates Projects Ltd.	89,381	423,688
PTC India Ltd.	1,339,130	1,060,938
Rashtriya Chemicals & Fertilizers Ltd.	724,532	474,034
Redington India Ltd.	961,300	1,586,496
SJVN Ltd.	3,598,964	1,283,217
Sobha Ltd.	92,745	521,688
Sonata Software Ltd.	178,501	773,241
Steel Authority of India Ltd.	2,161,549	1,299,143
Sterlite Technologies Ltd.	291,729	484,525
Strides Pharma Science Ltd.	211,650	1,073,252
Supreme Industries Ltd.	56,800	917,752
Tata Chemicals Ltd.	180,433	1,686,326
Tata Global Beverages Ltd.	262,547	1,182,007
Trident Ltd.	6,673,435	626,410
Varroc Engineering Ltd.(a)	42,220	247,246
Varun Beverages Ltd.	53,418	530,302
Yes Bank Ltd.	8,410,752	5,532,292

Total India		101,266,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2019

Investments	Shares	Value
Indonesia - 2.7%
Ace Hardware Indonesia Tbk PT	12,587,300	$1,355,521
Adhi Karya Persero Tbk PT	8,462,100	716,223
AKR Corporindo Tbk PT	5,791,245	1,647,788
Aneka Tambang Tbk PT	10,993,200	665,175
Astra Agro Lestari Tbk PT	1,037,266	1,089,008
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	28,024,200	2,392,125
Bank Tabungan Negara Persero Tbk PT	10,526,016	1,607,430
Bukit Asam Tbk PT	45,960,900	8,806,483
Ciputra Development Tbk PT	8,421,900	630,922
Erajaya Swasembada Tbk PT	4,561,800	589,838
Indika Energy Tbk PT	21,676,100	1,865,870
Indo Tambangraya Megah Tbk PT	4,012,100	3,316,323
Japfa Comfeed Indonesia Tbk PT	35,822,600	3,960,936
Matahari Department Store Tbk PT	17,409,500	5,279,596
Media Nusantara Citra Tbk PT	4,865,340	571,259
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,078,600	757,192
PP Persero Tbk PT	10,079,100	1,150,756
Puradelta Lestari Tbk PT	60,891,700	1,298,321
Ramayana Lestari Sentosa Tbk PT	14,145,600	1,085,184
Selamat Sempurna Tbk PT	11,455,500	1,229,512
Surya Citra Media Tbk PT	28,572,100	2,901,974
Timah Tbk PT	6,863,000	407,850
Tower Bersama Infrastructure Tbk PT	19,744,915	1,749,414
Waskita Beton Precast Tbk PT	88,731,000	1,943,038
Waskita Karya Persero Tbk PT	18,972,700	2,029,495
Wijaya Karya Bangunan Gedung Tbk PT	18,882,200	416,204
Wijaya Karya Beton Tbk PT	18,435,000	597,569
Wijaya Karya Persero Tbk PT	6,695,700	959,801

Total Indonesia		51,020,807

Malaysia - 4.2%
AEON Credit Service M Bhd	463,500	1,602,222
AirAsia Group Bhd	11,714,800	4,868,637
Alliance Bank Malaysia Bhd	7,735,347	4,973,466
Astro Malaysia Holdings Bhd	9,372,400	2,909,900
Berjaya Sports Toto Bhd	2,740,900	1,728,767
Bermaz Auto Bhd	7,202,580	3,697,694
BIMB Holdings Bhd	2,942,100	3,164,708
British American Tobacco Malaysia Bhd	1,182,100	4,357,919
Bursa Malaysia Bhd	2,485,450	3,700,377
Cahya Mata Sarawak Bhd	1,968,400	1,092,353
Frontken Corp. Bhd	953,300	533,690
Gamuda Bhd	8,268,700	7,883,616
Globetronics Technology Bhd	2,721,233	1,550,048
Heineken Malaysia Bhd	475,600	3,153,226
IJM Corp. Bhd	6,077,900	3,224,311
Inari Amertron Bhd	6,062,475	2,519,547
IOI Properties Group Bhd	3,940,600	1,194,559
Kossan Rubber Industries Bhd	1,167,300	1,187,133
KPJ Healthcare Bhd	7,821,800	1,807,017
Malaysia Building Society Bhd	11,722,700	2,378,643
Malaysian Resources Corp. Bhd	2,757,243	492,064
MMC Corp. Bhd	3,831,600	922,656
My EG Services Bhd	2,993,000	804,865
Padini Holdings Bhd	1,415,800	1,121,426
Scientex Bhd	999,200	2,308,383
Serba Dinamik Holdings Bhd	3,297,800	1,773,661
SP Setia Bhd Group	8,130,240	3,180,145
Sunway Bhd	7,869,040	3,462,724
Syarikat Takaful Malaysia Keluarga Bhd	864,200	1,204,239
TIME dotCom Bhd	946,300	2,132,963
VS Industry Bhd	3,058,725	1,002,003
Yinson Holdings Bhd	842,900	1,335,287

Total Malaysia		77,268,249

Mexico - 2.8%
Banco del Bajio S.A.(a)	3,719,711	6,238,257
Bolsa Mexicana de Valores S.A.B. de C.V.(b)	1,942,203	4,251,783
Concentradora Fibra Danhos S.A. de C.V.	5,094,617	7,737,429
Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,818,966	3,274,987
Gentera S.A.B. de C.V.	3,858,426	3,978,159
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,121,568	8,423,639
Grupo Herdez S.A.B. de C.V.(b)	673,085	1,339,113
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	4,469,902	5,822,897
Megacable Holdings S.A.B. de C.V. Series CPO	711,178	2,916,417
Nemak S.A.B. de C.V.(a)	4,257,774	1,792,486
Prologis Property Mexico S.A. de C.V.	2,034,720	4,512,501
Regional S.A.B. de C.V.	412,154	2,316,784

Total Mexico		52,604,452

Philippines - 1.1%
Alliance Global Group, Inc.	4,595,800	1,058,091
Altus San Nicolas Corp.*†	70,532	5,866
Century Pacific Food, Inc.	2,953,300	885,203
DMCI Holdings, Inc.	22,342,400	2,916,048
Filinvest Land, Inc.	44,415,000	1,315,480
First Gen Corp.	4,115,200	1,962,328
Manila Water Co., Inc.	4,584,645	937,840
Pilipinas Shell Petroleum Corp.	1,981,210	1,283,121
Puregold Price Club, Inc.	1,531,000	1,201,644
Robinsons Land Corp.	4,599,726	2,502,171
Robinsons Retail Holdings, Inc.	707,120	1,116,983
Semirara Mining & Power Corp.	6,502,800	2,824,792
Vista Land & Lifescapes, Inc.	12,825,900	1,957,631

Total Philippines		19,967,198

Poland - 0.6%
Asseco Poland S.A.	287,147	4,825,841
Eurocash S.A.(b)	308,632	1,779,770
Jastrzebska Spolka Weglowa S.A.	442,943	2,500,494
Warsaw Stock Exchange	254,292	2,638,733

Total Poland		11,744,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2019

Investments	Shares	Value
Singapore - 0.2%
IGG, Inc.(b)	5,151,000	$3,801,208

South Africa - 10.8%
Adcock Ingram Holdings Ltd.	374,195	1,439,139
Advtech Ltd.	613,581	473,892
Aeci Ltd.	619,674	4,741,668
African Rainbow Minerals Ltd.	726,931	8,507,850
Allied Electronics Corp. Ltd. Class A	783,733	1,294,685
Astral Foods Ltd.	333,209	5,174,408
Attacq Ltd.	5,062,381	4,471,013
AVI Ltd.	1,586,008	10,090,974
Barloworld Ltd.	841,163	6,781,157
Cashbuild Ltd.	98,597	1,586,253
City Lodge Hotels Ltd.	228,519	1,176,464
Coronation Fund Managers Ltd.	2,164,507	6,183,863
DataTec Ltd.	613,437	1,456,439
Dis-Chem Pharmacies Ltd.(a)(b)	570,639	1,081,413
Equites Property Fund Ltd.	3,199,360	4,575,907
Foschini Group Ltd. (The)(b)	1,019,830	10,902,448
Hyprop Investments Ltd.	2,920,609	11,706,664
Imperial Logistics Ltd.	797,995	3,338,414
Investec Ltd.(b)	1,676,125	9,943,958
JSE Ltd.	561,909	4,802,758
KAP Industrial Holdings Ltd.	13,345,212	4,008,288
Liberty Holdings Ltd.	624,493	4,941,549
Life Healthcare Group Holdings Ltd.	5,113,071	9,013,280
Metair Investments Ltd.	799,881	1,321,361
Momentum Metropolitan Holdings	3,101,266	4,843,684
Motus Holdings Ltd.	1,181,307	6,901,905
Netcare Ltd.(b)	8,161,813	11,358,307
Oceana Group Ltd.	615,948	2,711,167
Pick n Pay Stores Ltd.	1,384,151	6,324,125
Pioneer Foods Group Ltd.	430,289	3,380,216
Resilient REIT Ltd.	2,001,744	9,739,955
Reunert Ltd.	971,223	5,042,428
Santam Ltd.(b)	170,022	3,527,742
SPAR Group Ltd. (The)	686,801	9,700,723
Telkom S.A. SOC Ltd.	1,504,921	3,747,370
Tongaat Hulett Ltd.*†	308,890	0
Transaction Capital Ltd.	1,177,861	1,777,299
Truworths International Ltd.	2,990,622	10,522,301
Tsogo Sun Gaming Ltd.	2,770,386	2,432,892
Wilson Bayly Holmes-Ovcon Ltd.	83,679	826,467

Total South Africa		201,850,426

South Korea - 8.7%
Aekyung Industrial Co., Ltd.(b)	18,787	461,370
Aekyung Petrochemical Co., Ltd.	6,128	43,452
Ahnlab, Inc.	12,046	682,272
Asia Paper Manufacturing Co., Ltd.	18,404	477,427
BNK Financial Group, Inc.	1,275,441	8,448,163
Bukwang Pharmaceutical Co., Ltd.(b)	62,293	772,973
Caregen Co., Ltd.*†	7,384	320,689
Cheil Worldwide, Inc.	221,928	4,615,304
CJ Corp.	31,298	2,614,369
Com2uS Corp.	15,881	1,476,248
Daesang Corp.	74,048	1,485,506
Daishin Securities Co., Ltd.	193,141	1,995,793
DB HiTek Co., Ltd.	64,762	1,545,619
DGB Financial Group, Inc.	824,099	5,073,790
Dohwa Engineering Co., Ltd.	39,756	306,992
Dongsuh Cos., Inc.	227,210	3,418,612
Douzone Bizon Co., Ltd.	13,864	971,061
Echo Marketing, Inc.(b)	16,444	457,864
F&F Co., Ltd.	7,002	678,131
Grand Korea Leisure Co., Ltd.	78,828	1,325,785
GS Engineering & Construction Corp.	227,506	6,108,402
Hana Tour Service, Inc.	32,994	1,457,904
Handok, Inc.	28,830	564,659
Hanil Hyundai Cement Co., Ltd.(b)	8,704	229,181
Hanmi Semiconductor Co., Ltd.(b)	133,782	937,035
Hansol Chemical Co., Ltd.(b)	14,931	1,368,573
Hansol Paper Co., Ltd.	93,096	1,163,247
Hanssem Co., Ltd.(b)	22,535	1,212,052
Hanwha Corp.	167,972	3,631,199
Hanwha General Insurance Co., Ltd.	491,981	1,201,821
Hanwha Life Insurance Co., Ltd.	1,488,480	2,973,227
HDC Holdings Co., Ltd.	69,378	662,914
HDC Hyundai Development Co-Engineering & Construction(b)	49,726	1,102,920
Huchems Fine Chemical Corp.	116,772	2,135,611
Huons Co., Ltd.	16,134	753,371
Hyosung Corp.	37,754	2,582,335
Hyundai Construction Equipment Co., Ltd.	42,769	1,105,792
Hyundai Department Store Co., Ltd.	23,802	1,710,360
Hyundai Elevator Co., Ltd.*(b)	18,952	1,119,306
Hyundai Greenfood Co., Ltd.	142,984	1,465,139
Hyundai Marine & Fire Insurance Co., Ltd.	259,751	6,053,257
iMarketKorea, Inc.(b)	77,123	693,570
Innocean Worldwide, Inc.(b)	30,600	1,876,034
IS Dongseo Co., Ltd.	53,500	1,524,342
JB Financial Group Co., Ltd.	555,817	2,638,623
Jejuair Co., Ltd.	18,357	425,412
KEPCO Plant Service & Engineering Co., Ltd.	97,659	3,306,109
Kginicis Co., Ltd.	33,002	485,135
KIWOOM Securities Co., Ltd.	28,503	1,959,435
Koentec Co., Ltd.	86,955	746,650
Koh Young Technology, Inc.	6,360	580,207
Kolon Industries, Inc.	24,053	1,034,750
Korea Autoglass Corp.	65,240	911,087
Korea Electric Terminal Co., Ltd.	14,445	533,982
Korea Petrochemical Ind Co., Ltd.	14,299	1,452,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2019

Investments	Shares	Value
Korea Real Estate Investment & Trust Co., Ltd.	1,129,313	$2,050,722
Korean Reinsurance Co.	434,601	3,423,594
Kumho Petrochemical Co., Ltd.	34,962	2,342,994
LEENO Industrial, Inc.	19,392	1,078,218
LF Corp.	70,950	1,135,004
LOTTE Fine Chemical Co., Ltd.	68,840	2,687,644
LOTTE Himart Co., Ltd.	66,879	1,786,987
LS Corp.	79,310	3,278,151
LS Industrial Systems Co., Ltd.(b)	39,437	1,861,957
Mando Corp.	48,482	1,475,694
MegaStudyEdu Co., Ltd.	21,360	766,518
Meritz Financial Group, Inc.	170,832	1,743,108
Meritz Fire & Marine Insurance Co., Ltd.	219,333	3,385,442
Meritz Securities Co., Ltd.	1,318,789	4,322,029
Mirae Asset Life Insurance Co., Ltd.	423,200	1,513,193
Modetour Network, Inc.	24,423	384,365
Moorim P&P Co., Ltd.(b)	196,942	719,512
NICE Information Service Co., Ltd.	71,459	861,994
Orange Life Insurance Ltd.(a)	265,115	6,453,359
Orion Holdings Corp.(b)	135,913	2,091,964
Partron Co., Ltd.(b)	102,286	1,167,517
POSCO International Corp.	159,137	2,566,393
Samick THK Co., Ltd.	46,646	467,892
Samjin Pharmaceutical Co., Ltd.	42,457	915,995
Seah Besteel Corp.	101,411	1,337,298
Seoul Semiconductor Co., Ltd.(b)	65,014	913,552
SFA Engineering Corp.	54,037	2,161,106
Shinsegae, Inc.	5,962	1,489,920
Silicon Works Co., Ltd.	30,281	1,042,141
SK Discovery Co., Ltd.	51,225	1,158,315
SK Materials Co., Ltd.	10,041	1,610,624
SK Networks Co., Ltd.	253,084	1,299,943
SKC Co., Ltd.(b)	49,395	2,178,343
SKCKOLONPI, Inc.(b)	38,577	1,167,534
Soulbrain Co., Ltd.(b)	12,108	882,619
Tailim Packaging Co., Ltd.	111,584	410,076
TES Co., Ltd.(b)	39,268	848,891
UniTest, Inc.	50,487	626,476
Winix, Inc.	16,052	361,585
YAS Co., Ltd.(b)	12,856	218,445
Yuhan Corp.	7,237	1,480,004

Total South Korea		162,545,015

Taiwan - 25.9%
AcBel Polytech, Inc.(b)	1,977,303	1,592,950
Acer, Inc.(b)	11,693,000	6,962,673
Alpha Networks, Inc.*	1,269,000	996,929
Arcadyan Technology Corp.(b)	434,681	1,364,496
Asia Optical Co., Inc.	630,000	2,269,740
Asia Vital Components Co., Ltd.(b)	810,000	1,125,413
ASMedia Technology, Inc.(b)	51,000	1,117,757
ASROCK, Inc.	287,000	722,838
Aten International Co., Ltd.	555,000	1,601,478
Capital Securities Corp.	11,657,340	4,374,857
Cathay Real Estate Development Co., Ltd.	3,591,000	2,509,639
Charoen Pokphand Enterprise	862,000	1,903,606
Chaun-Choung Technology Corp.	82,000	776,862
Cheng Loong Corp.	2,571,000	1,655,279
Cheng Uei Precision Industry Co., Ltd.	1,122,000	1,714,234
Chicony Electronics Co., Ltd.	2,571,652	7,635,088
Chicony Power Technology Co., Ltd.	787,625	1,650,027
Chilisin Electronics Corp.(b)	1,660,000	7,088,101
China Airlines Ltd.	7,071,000	2,137,080
China General Plastics Corp.	2,614,186	1,813,893
China Metal Products Co., Ltd.	1,498,000	1,566,611
China Steel Chemical Corp.(b)	644,726	2,634,651
ChipMOS Technologies, Inc.	1,406,000	1,606,415
Chong Hong Construction Co., Ltd.	1,776,000	4,816,653
Chroma ATE, Inc.(b)	1,027,132	4,968,280
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	2,699,000	2,187,867
Cleanaway Co., Ltd.	390,161	2,030,394
Compeq Manufacturing Co., Ltd.	2,236,000	3,364,032
Continental Holdings Corp.	3,124,000	1,386,036
Coremax Corp.(b)	268,893	695,173
CTCI Corp.(b)	2,768,190	3,518,299
Cub Elecparts, Inc.(b)	141,191	1,175,139
Darfon Electronics Corp.	1,542,000	2,265,907
Daxin Materials Corp.	269,000	813,003
Elan Microelectronics Corp.(b)	1,232,409	3,749,398
Elite Advanced Laser Corp.	317,312	714,500
Elite Material Co., Ltd.(b)	821,163	3,752,855
Elite Semiconductor Memory Technology, Inc.	1,045,000	1,356,056
Ennoconn Corp.	115,674	953,113
Eternal Materials Co., Ltd.	3,457,494	3,067,997
Eva Airways Corp.	7,659,664	3,513,373
Everlight Electronics Co., Ltd.	1,092,165	1,266,062
Far Eastern Department Stores Ltd.	3,759,841	3,267,300
Far Eastern International Bank	10,781,908	4,298,089
Farglory Land Development Co., Ltd.	1,873,640	2,518,854
Feng Hsin Steel Co., Ltd.(b)	1,191,950	2,135,228
FLEXium Interconnect, Inc.(b)	707,028	2,700,561
Formosa International Hotels Corp.	352,000	1,972,712
Formosa Sumco Technology Corp.(b)	704,000	2,747,707
Foxsemicon Integrated Technology, Inc.(b)	434,197	2,578,212
Fusheng Precision Co., Ltd.	551,000	3,299,346
Genius Electronic Optical Co., Ltd.	58,280	1,141,220
Getac Technology Corp.(b)	2,064,292	3,215,880
Giant Manufacturing Co., Ltd.(b)	640,000	4,547,486
Gigabyte Technology Co., Ltd.(b)	2,727,000	4,521,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2019

Investments	Shares	Value
Global Mixed Mode Technology, Inc.	245,000	$1,033,876
Global Unichip Corp.(b)	136,000	1,093,372
Grape King Bio Ltd.(b)	268,988	1,749,763
Great Wall Enterprise Co., Ltd.	2,697,006	3,927,155
Greatek Electronics, Inc.	1,869,000	2,983,342
Hannstar Board Corp.(b)	807,889	1,183,118
Highwealth Construction Corp.(b)	7,666,613	11,841,218
Hiwin Technologies Corp.(b)	533,631	5,002,179
Holiday Entertainment Co., Ltd.	705,000	1,676,836
Holtek Semiconductor, Inc.(b)	1,078,773	2,472,286
Holy Stone Enterprise Co., Ltd.(b)	1,060,000	4,101,811
Hota Industrial Manufacturing Co., Ltd.(b)	609,427	2,337,929
Hsin Kuang Steel Co., Ltd.	1,416,000	1,487,941
Huaku Development Co., Ltd.(b)	1,540,296	4,758,028
IBF Financial Holdings Co., Ltd.	10,509,140	3,943,951
International CSRC Investment Holdings Co.(b)	2,804,297	2,937,416
Iron Force Industrial Co., Ltd.	162,000	645,795
ITE Technology, Inc.	865,000	1,273,968
ITEQ Corp.	495,000	2,105,364
Jentech Precision Industrial Co., Ltd.(b)	115,000	899,606
Kindom Development Co., Ltd.	1,065,000	1,133,319
King Slide Works Co., Ltd.(b)	133,004	1,606,146
King Yuan Electronics Co., Ltd.	3,583,000	4,488,163
King’s Town Bank Co., Ltd.	3,859,000	4,312,523
Kinik Co.	810,495	1,862,865
Kinpo Electronics	4,126,000	1,768,659
Kung Long Batteries Industrial Co., Ltd.(b)	519,000	2,579,678
Lien Hwa Industrial Holdings Corp.(b)	3,229,671	3,980,930
Lite-On Semiconductor Corp.	1,229,000	1,621,475
Longchen Paper & Packaging Co., Ltd.	1,502,377	754,271
Lotes Co., Ltd.(b)	242,977	2,614,007
Macronix International(b)	6,109,000	7,580,972
Makalot Industrial Co., Ltd.(b)	683,800	3,592,704
Merida Industry Co., Ltd.(b)	392,043	2,308,289
Merry Electronics Co., Ltd.(b)	858,030	4,794,343
Micro-Star International Co., Ltd.	3,178,877	9,194,003
Mirle Automation Corp.	1,585,560	2,099,834
MOSA Industrial Corp.	649,000	915,792
Namchow Holdings Co., Ltd.	656,086	1,114,013
Nan Kang Rubber Tire Co., Ltd.(b)	1,061,000	1,709,521
Nan Pao Resins Chemical Co., Ltd.	164,000	823,365
Nantex Industry Co., Ltd.	1,649,615	1,656,384
Nichidenbo Corp.(b)	1,708,000	3,025,480
Nuvoton Technology Corp.(b)	170,826	266,408
OptoTech Corp.	1,164,062	999,920
Oriental Union Chemical Corp.(b)	4,020,000	2,816,159
Pan Jit International, Inc.(b)	537,000	496,210
Pan-International Industrial Corp.	1,514,000	1,176,776
Phoenix Silicon International Corp.(b)	227,000	560,363
Powertech Technology, Inc.	3,492,000	11,625,633
Primax Electronics Ltd.	1,444,000	3,053,995
Qisda Corp.(b)	7,140,000	5,073,290
Quang Viet Enterprise Co., Ltd.	257,000	1,303,132
Radium Life Tech Co., Ltd.	4,055,000	1,575,900
Rexon Industrial Corp., Ltd.(b)	290,000	690,730
Ruentex Industries Ltd.*	2,734,200	6,703,930
Sampo Corp.	2,870,000	1,929,162
Sanyang Motor Co., Ltd.(b)	3,137,000	2,228,979
SDI Corp.(b)	703,000	1,521,990
Sercomm Corp.	549,488	1,424,266
Sigurd Microelectronics Corp.	1,471,496	1,821,146
Sinbon Electronics Co., Ltd.(b)	809,120	3,346,929
Sinon Corp.(b)	2,728,000	1,729,059
Sitronix Technology Corp.	314,000	1,754,512
Standard Foods Corp.	1,502,896	3,489,394
Sunny Friend Environmental Technology Co., Ltd.	133,000	1,038,196
Sunonwealth Electric Machine Industry Co., Ltd.	998,000	1,576,385
Supreme Electronics Co., Ltd.(b)	3,663,000	3,684,139
Swancor Holding Co., Ltd.(b)	392,000	1,097,134
Syncmold Enterprise Corp.	1,085,915	3,296,469
Synnex Technology International Corp.	6,279,600	7,855,523
Systex Corp.	1,025,000	2,581,563
TA Chen Stainless Pipe(b)	6,307,809	6,744,013
Ta Ya Electric Wire & Cable(b)	130,120	49,484
TA-I Technology Co., Ltd.(b)	686,000	1,212,863
Taichung Commercial Bank Co., Ltd.	8,401,975	3,363,369
Taiflex Scientific Co., Ltd.(b)	648,000	1,037,595
Tainan Spinning Co., Ltd.(b)	5,401,000	1,891,800
Taisun Enterprise Co., Ltd.	1,672,000	1,232,652
Taiwan Business Bank	10,273,240	4,318,071
Taiwan Cogeneration Corp.(b)	2,035,970	2,030,740
Taiwan Hon Chuan Enterprise Co., Ltd.	1,075,692	2,224,802
Taiwan Mask Corp.(b)	469,000	538,982
Taiwan Paiho Ltd.(b)	811,000	2,280,658
Taiwan PCB Techvest Co., Ltd.	1,084,302	1,322,055
Taiwan Sakura Corp.	1,068,000	1,679,828
Taiwan Styrene Monomer(b)	4,064,000	2,833,426
Taiwan Surface Mounting Technology Corp.(b)	539,000	2,103,713
Teco Electric and Machinery Co., Ltd.	5,356,683	4,681,759
Test Research, Inc.	1,179,115	2,092,568
Ton Yi Industrial Corp.	4,443,538	1,726,898
Tong Hsing Electronic Industries Ltd.	466,918	2,437,624
Tong Yang Industry Co., Ltd.	1,134,685	1,765,789
Topco Scientific Co., Ltd.	848,521	2,986,255
Topkey Corp.	279,000	1,298,345
Transcend Information, Inc.	938,479	2,438,787
Tripod Technology Corp.(b)	2,283,928	9,561,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2019

Investments	Shares	Value
TSRC Corp.(b)	2,847,011	$2,288,854
Tung Ho Steel Enterprise Corp.(b)	4,267,153	3,273,994
TXC Corp.	950,549	1,499,849
U-Ming Marine Transport Corp.	2,019,420	2,263,486
Unimicron Technology Corp.(b)	2,206,000	3,090,770
Unitech Printed Circuit Board Corp.(b)	807,000	905,880
Visual Photonics Epitaxy Co., Ltd.	345,750	1,360,993
Voltronic Power Technology Corp.	154,380	3,682,213
Walsin Lihwa Corp.(b)	18,037,000	9,266,097
Wan Hai Lines Ltd.	3,573,000	2,205,041
Weikeng Industrial Co., Ltd.	121,431	72,104
Winbond Electronics Corp.(b)	14,839,000	9,677,501
Wistron Corp.	13,997,007	13,237,320
Wistron NeWeb Corp.(b)	1,056,722	2,661,457
WPG Holdings Ltd.	8,850,058	11,543,426
WT Microelectronics Co., Ltd.	2,428,678	3,410,860
YC INOX Co., Ltd.	2,467,000	2,139,707
YFY, Inc.	5,750,000	2,579,895
Yulon Finance Corp.	689,000	2,631,701

Total Taiwan		482,712,514

Thailand - 5.3%
AEON Thana Sinsap Thailand PCL NVDR	124,000	790,686
After You PCL NVDR	962,700	321,395
Amata Corp. PCL NVDR	1,445,800	970,182
Ananda Development PCL NVDR(b)	8,414,500	736,001
AP Thailand PCL NVDR(b)	4,797,100	1,193,119
Bangchak Corp. PCL NVDR	2,166,500	2,025,189
Bangkok Chain Hospital PCL NVDR	1,991,600	1,136,965
Bangkok Land PCL NVDR	46,731,114	2,074,945
Banpu PCL NVDR	2,131,600	846,840
Banpu Power PCL NVDR(b)	1,422,100	840,335
BCPG PCL NVDR	1,908,100	1,031,965
Carabao Group PCL NVDR	514,300	1,442,263
Central Plaza Hotel PCL NVDR(b)	1,073,400	895,881
CH Karnchang PCL NVDR(b)	1,150,325	729,664
Chularat Hospital PCL NVDR	10,569,000	910,337
CK Power PCL NVDR(b)	4,330,400	717,065
Com7 PCL NVDR	978,100	865,322
Delta Electronics Thailand PCL NVDR	501,300	895,365
Do Day Dream PCL NVDR	466,200	375,092
Eastern Polymer Group PCL NVDR	3,523,500	735,196
Eastern Water Resources Development and Management PCL NVDR(b)	3,485,900	1,280,137
Erawan Group PCL (The) NVDR(b)	4,635,000	920,694
GFPT PCL NVDR(b)	1,546,100	634,880
Global Green Chemicals PCL NVDR	2,297,400	966,398
Hana Microelectronics PCL NVDR(b)	2,820,700	3,248,814
Jasmine International PCL NVDR(b)	17,099,800	2,854,367
JMT Network Services PCL NVDR(b)	2,171,600	1,449,969
JWD Infologistics PCL NVDR	2,753,100	730,698
KCE Electronics PCL NVDR(b)	1,739,300	1,422,622
KGI Securities Thailand PCL NVDR	10,951,800	1,630,682
Kiatnakin Bank PCL NVDR(b)	1,684,506	3,711,635
LPN Development PCL NVDR(b)	5,782,818	845,595
Major Cineplex Group PCL NVDR	2,782,900	2,345,891
MBK PCL NVDR(b)	2,175,500	1,539,727
Mega Lifesciences PCL NVDR(b)	888,700	771,396
MK Restaurants Group PCL NVDR(b)	1,219,100	2,869,309
Noble Development PCL NVDR(b)	1,257,100	688,276
Origin Property PCL NVDR	4,418,800	1,032,645
Plan B Media Pcl NVDR	2,986,400	757,723
Prima Marine PCL NVDR(b)	2,202,500	522,063
Property Perfect PCL NVDR	30,723,900	830,826
Pruksa Holding PCL NVDR(b)	4,437,300	2,192,448
PTG Energy PCL NVDR	1,305,200	701,539
Quality Houses PCL NVDR(b)	29,827,744	2,549,231
Rajthanee Hospital PCL NVDR	1,060,200	893,713
Ratchthani Leasing PCL NVDR(b)	4,724,900	914,891
Robinson PCL NVDR(b)	1,135,000	2,500,856
RS PCL NVDR(b)	1,672,300	686,702
Sansiri PCL NVDR	46,712,600	1,699,845
Siam City Cement PCL NVDR	422,854	2,682,210
Siam Future Development PCL NVDR(b)	4,594,760	812,994
Siam Global House PCL NVDR(b)	1,725,658	933,294
Siamgas & Petrochemicals PCL NVDR(b)	3,552,700	1,150,480
Singha Estate PCL NVDR(b)	8,361,700	725,800
Sino-Thai Engineering & Construction PCL NVDR	1,668,000	790,739
Somboon Advance Technology PCL NVDR	1,609,800	838,389
SPCG PCL NVDR	3,116,600	2,039,323
Sri Trang Agro-Industry PCL NVDR(b)	2,360,300	787,981
Supalai PCL NVDR	1,841,200	1,100,279
Taokaenoi Food & Marketing PCL NVDR	1,144,380	401,151
Thai Vegetable Oil PCL NVDR	3,140,300	2,883,053
Thaifoods Group PCL NVDR(b)	6,602,400	925,763
Thanachart Capital PCL NVDR	2,049,200	3,660,049
Thonburi Healthcare Group PCL NVDR	1,133,500	1,012,265
Tipco Asphalt PCL NVDR	1,221,800	864,738
TPI Polene PCL NVDR	17,974,200	840,091
TPI Polene Power PCL NVDR	13,899,800	2,041,785
TQM Corp. PCL NVDR	333,000	733,731
TTW PCL NVDR	7,802,500	3,594,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2019

Investments	Shares	Value
Unique Engineering & Construction PCL NVDR(b)	2,841,000	$682,893
Univentures PCL NVDR	4,403,100	948,128
VGI PCL NVDR(b)	3,758,300	1,198,239
Vinythai PCL NVDR	1,046,800	882,417
WHA Corp. PCL NVDR(b)	23,509,600	3,045,270
WHA Utilities and Power PCL NVDR	4,357,400	792,817
Workpoint Entertainment PCL NVDR	1,034,100	483,325

Total Thailand		99,579,275

Turkey - 2.2%
Aksa Akrilik Kimya Sanayii AS	589,956	1,358,158
Anadolu Cam Sanayii AS	1	1
Anadolu Efes Biracilik ve Malt Sanayii AS	605,655	2,348,936
Aselsan Elektronik Sanayi ve Ticaret AS	1	3
Aygaz AS	1,252,147	2,701,658
Coca-Cola Icecek AS	344,329	2,239,209
Dogan Sirketler Grubu Holding AS	7,203,139	2,227,151
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,625,392	644,106
Enerjisa Enerji AS(a)	1,882,272	2,337,421
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D(b)	5,149,737	2,301,848
Sasa Polyester Sanayi AS	646,740	840,077
Soda Sanayii AS	2,446,153	2,540,284
TAV Havalimanlari Holding AS	1,551,819	7,609,154
Tekfen Holding AS	1,314,145	4,266,389
Tofas Turk Otomobil Fabrikasi AS	1,101,079	4,969,750
Trakya Cam Sanayii AS	2,448,021	1,439,771
Turkiye Sise ve Cam Fabrikalari AS	2,852,004	2,525,636

Total Turkey		40,349,552

TOTAL COMMON STOCKS (Cost: $1,718,440,740)		1,865,141,024

RIGHTS - 0.0%

China - 0.0%
Beijing Capital Land Ltd., expiring 1/15/20*(b) (Cost: $0)	2,940,000	103,763

WARRANTS - 0.0%

Malaysia - 0.0%
Serba Dinamik Holdings Bhd, expiring 12/5/24* (Cost: $0)	922,800	99,262

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $26,269,953)(d)	26,269,953	26,269,953

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $1,744,710,693)		1,891,614,002
Other Assets less Liabilities - (1.4)%		(25,853,394)

NET ASSETS - 100.0%		$1,865,760,608

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $590,551, which represents 0.03% of net assets.

‡	Share amount represents a fractional share.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $179,966,649. The Fund also had securities on loan having a total market value of $818,688 that were sold and pending settlement. The total market value of the collateral held by the Fund was $208,096,185. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $181,826,232.

NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 100.4%

Austria - 0.6%
Andritz AG	276,302	$11,909,716
Lenzing AG	71,113	6,609,453
Schoeller-Bleckmann Oilfield Equipment AG(a)	11,025	622,490

Total Austria		19,141,659

Belgium - 6.8%
Anheuser-Busch InBev S.A./N.V.	2,094,286	170,929,211
Bekaert S.A.	97,493	2,900,050
Melexis N.V.(a)	76,645	5,768,578
Solvay S.A.	234,337	27,172,359
UCB S.A.	172,666	13,741,660
Umicore S.A.(a)	354,190	17,238,986

Total Belgium		237,750,844

Finland - 2.9%
Cargotec Oyj Class B	99,056	3,362,395
Huhtamaki Oyj	143,445	6,662,881
Kemira Oyj	366,025	5,448,042
Kone Oyj Class B	775,928	50,760,644
Konecranes Oyj	155,190	4,773,099
Metso Oyj	296,578	11,711,726
Valmet Oyj	234,586	5,624,572
Wartsila Oyj Abp(a)	1,128,318	12,475,383

Total Finland		100,818,742

France - 28.7%
Air Liquide S.A.	360,911	51,126,449
Airbus SE	538,780	78,911,730
Arkema S.A.	83,910	8,919,692
Bureau Veritas S.A.	409,954	10,703,628
Cie Generale des Etablissements Michelin SCA	205,827	25,206,541
Danone S.A.	633,616	52,560,166
Dassault Systemes SE	43,467	7,150,421
Eramet(a)	7,283	374,750
EssilorLuxottica S.A.(a)	288,576	43,989,207
Gaztransport Et Technigaz S.A.	48,648	4,663,468
Hermes International	27,671	20,692,627
Imerys S.A.	131,832	5,575,937
Ingenico Group S.A.	45,064	4,896,562
Interparfums S.A.	27,039	1,122,997
Kering S.A.(a)	93,957	61,719,104
L’Oreal S.A.	298,865	88,565,614
Legrand S.A.	196,312	16,006,959
LVMH Moet Hennessy Louis Vuitton SE	297,203	138,181,352
Pernod Ricard S.A.	137,724	24,642,462
Publicis Groupe S.A.(a)	321,817	14,579,623
Remy Cointreau S.A.(a)	25,675	3,155,809
Rubis SCA	101,833	6,258,335
Safran S.A.(a)	208,865	32,272,160
Sanofi(a)	1,667,046	167,702,168
Sartorius Stedim Biotech	14,758	2,446,776
Schneider Electric SE(a)	617,658	63,438,852
SCOR SE	302,858	12,721,227
SEB S.A.	25,275	3,756,344
Societe BIC S.A.(a)	81,764	5,690,363
Sodexo S.A.(a)	136,457	16,182,718
Tarkett S.A.	68,120	1,101,091
Teleperformance	22,225	5,423,598
Valeo S.A.(a)	422,191	14,885,487
Vicat S.A.	58,522	2,650,628

Total France		997,274,845

Germany - 26.7%
adidas AG	79,725	25,934,571
BASF SE	1,486,800	112,402,587
Bayer AG Registered Shares	1,512,155	123,587,200
Bayerische Motoren Werke AG	1,035,330	85,000,192
Brenntag AG	137,642	7,490,309
Continental AG	234,478	30,336,597
Covestro AG(b)	324,827	15,113,422
Daimler AG Registered Shares	2,245,048	124,415,621
Duerr AG	67,772	2,311,129
Evonik Industries AG	678,825	20,733,495
Fresenius Medical Care AG & Co. KGaA	169,546	12,553,197
Fresenius SE & Co. KGaA	298,521	16,814,800
GEA Group AG	187,155	6,193,199
Hannover Rueck SE	141,087	27,287,166
Hapag-Lloyd AG(b)	23,114	1,984,827
HeidelbergCement AG	191,869	13,990,621
Henkel AG & Co. KGaA	179,363	16,912,130
Hochtief AG	103,674	13,231,725
Infineon Technologies AG	653,273	14,893,295
K+S AG Registered Shares	96,201	1,200,260
Krones AG	24,945	1,890,051
LANXESS AG	55,535	3,729,060
Merck KGaA	55,226	6,530,768
MTU Aero Engines AG	23,131	6,610,571
SAP SE	498,017	67,261,747
Siemens AG Registered Shares	950,825	124,383,209
Siemens Healthineers AG(b)	591,993	28,454,397
Siltronic AG	78,876	7,943,654
Symrise AG	43,530	4,583,293
Wacker Chemie AG	54,916	4,169,545
Wirecard AG(a)	4,994	602,619

Total Germany		928,545,257

Ireland - 1.6%
CRH PLC*	1,082,012	43,323,281
Glanbia PLC	263,449	3,034,101
Kerry Group PLC Class A	62,301	7,769,539

Total Ireland		54,126,921

Italy - 1.3%
Autogrill SpA	273,643	2,865,841
Brunello Cucinelli SpA	39,699	1,406,380
Davide Campari-Milano SpA(a)	346,132	3,162,659
DiaSorin SpA	26,134	3,385,305
Ferrari N.V.	72,896	12,102,025
IMA Industria Macchine Automatiche SpA(a)	57,682	4,150,348
Moncler SpA	153,031	6,883,113
Pirelli & C. SpA	1,686,409	9,729,985
Salvatore Ferragamo SpA(a)	153,777	3,236,524

Total Italy		46,922,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2019

Investments	Shares	Value
Netherlands - 12.2%
Aegon N.V.	7,437,690	$33,954,583
Akzo Nobel N.V.	263,688	26,828,501
Arcadis N.V.	131,922	3,077,152
ASM International N.V.	55,925	6,286,995
ASML Holding N.V.	269,512	79,776,392
BE Semiconductor Industries N.V.	336,387	13,011,897
Corbion N.V.	65,120	2,055,492
EXOR N.V.	74,764	5,797,370
Heineken Holding N.V.	268,664	26,056,097
Heineken N.V.	495,201	52,762,504
Koninklijke Ahold Delhaize N.V.	2,089,443	52,290,664
Koninklijke DSM N.V.	200,003	26,064,829
Koninklijke Philips N.V.	1,114,934	54,465,839
Koninklijke Vopak N.V.	190,226	10,319,837
SBM Offshore N.V.	212,181	3,951,291
Signify N.V.(b)	327,819	10,251,830
Wolters Kluwer N.V.	228,346	16,665,814

Total Netherlands		423,617,087

Portugal - 0.9%
Galp Energia, SGPS, S.A.	1,922,569	32,155,433

Spain - 12.1%
Acerinox S.A.	495,300	5,584,759
ACS Actividades de Construccion y Servicios S.A.	601,662	24,076,773
Amadeus IT Group S.A.	391,496	31,992,256
Banco Bilbao Vizcaya Argentaria S.A.	18,391,550	102,871,571
Banco Santander S.A.	48,030,994	201,102,079
Cie Automotive S.A.	158,607	3,753,005
Construcciones y Auxiliar de Ferrocarriles S.A.	32,894	1,513,863
Grifols S.A.	373,115	13,163,556
Mapfre S.A.	8,919,263	23,628,009
Prosegur Cash S.A.(a)(b)	3,235,038	4,931,344
Prosegur Cia de Seguridad S.A.	985,773	4,072,029
Viscofan S.A.	88,228	4,664,590

Total Spain		421,353,834

Switzerland - 0.5%
STMicroelectronics N.V.	711,286	19,138,084

United Kingdom - 6.1%
Fiat Chrysler Automobiles N.V.	4,395,172	65,093,633
Unilever N.V.	2,561,180	147,282,318

Total United Kingdom		212,375,951

TOTAL COMMON STOCKS (Cost: $3,425,552,254)		3,493,220,837

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $74,336,432)(d)	74,336,432	74,336,432

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $3,499,888,686)		3,567,557,269
Other Assets less Liabilities - (2.5)%		(87,970,503)

NET ASSETS - 100.0%		$3,479,586,766

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $79,329,443 and the total market value of the collateral held by the Fund was $83,467,053. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,130,621.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/6/2020	339,113,597	EUR	380,756,747	USD	$—	$(30,710)
Bank of America N.A.	1/6/2020	314,989,673	USD	285,555,989	EUR	—	(5,606,732)
Bank of America N.A.	2/5/2020	383,600,061	USD	341,024,818	EUR	8,779	—
Bank of Montreal	1/6/2020	339,385,638	EUR	380,756,747	USD	274,712	—
Bank of Montreal	1/6/2020	314,989,673	USD	285,112,712	EUR	—	(5,109,060)
Bank of Montreal	2/5/2020	383,600,061	USD	341,288,784	EUR	—	(288,135)
Barclays Bank PLC	1/6/2020	339,128,095	EUR	380,756,747	USD	—	(14,433)
Barclays Bank PLC	1/6/2020	314,989,673	USD	285,586,799	EUR	—	(5,641,321)
Barclays Bank PLC	2/5/2020	383,600,061	USD	341,034,216	EUR	—	(1,793)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2019

Canadian Imperial Bank of Commerce	1/6/2020	314,989,673	USD	285,609,068	EUR	$—	$(5,666,324)
Citibank N.A.	1/6/2020	339,134,740	EUR	380,756,747	USD	—	(6,973)
Citibank N.A.	1/6/2020	314,989,673	USD	284,922,384	EUR	—	(4,895,377)
Citibank N.A.	2/5/2020	383,600,061	USD	341,044,525	EUR	—	(13,388)
Commonwealth Bank of Australia	1/6/2020	215,953,430	EUR	242,299,748	USD	153,206	—
Commonwealth Bank of Australia	2/5/2020	244,109,130	USD	217,165,417	EUR	—	(162,713)
Credit Suisse International	1/6/2020	215,818,591	EUR	242,299,748	USD	1,821	—
Credit Suisse International	1/6/2020	314,989,673	USD	284,922,641	EUR	—	(4,895,666)
Credit Suisse International	2/5/2020	244,109,130	USD	217,042,614	EUR	—	(24,582)
Goldman Sachs	1/6/2020	339,142,896	EUR	380,756,747	USD	2,184	—
Goldman Sachs	1/6/2020	314,989,673	USD	284,925,219	EUR	—	(4,898,560)
Goldman Sachs	2/5/2020	383,600,061	USD	341,054,531	EUR	—	(24,644)
HSBC Holdings PLC	1/6/2020	215,818,399	EUR	242,299,748	USD	1,606	—
HSBC Holdings PLC	1/6/2020	314,989,673	USD	285,411,094	EUR	—	(5,444,057)
HSBC Holdings PLC	2/5/2020	244,109,130	USD	217,036,632	EUR	—	(17,853)
JP Morgan Chase Bank N.A.	1/6/2020	215,820,513	EUR	242,299,748	USD	3,980	—
JP Morgan Chase Bank N.A.	1/6/2020	314,989,673	USD	285,292,183	EUR	—	(5,310,554)
JP Morgan Chase Bank N.A.	2/5/2020	244,109,130	USD	217,031,808	EUR	—	(12,427)
Morgan Stanley & Co. International	1/2/2020	1,500,000	USD	1,337,453	EUR	—	(1,290)
Morgan Stanley & Co. International	1/6/2020	311,528,248	USD	282,113,411	EUR	—	(5,203,142)
Royal Bank of Canada	1/6/2020	215,929,951	EUR	242,299,748	USD	126,846	—
Royal Bank of Canada	2/5/2020	244,109,130	USD	217,143,395	EUR	—	(137,942)
Societe Generale	1/6/2020	92,543,227	EUR	103,842,755	USD	56,400	—
Societe Generale	2/5/2020	104,618,201	USD	93,062,616	EUR	—	(60,422)
UBS AG	1/6/2020	215,815,323	EUR	242,299,748	USD	—	(1,847)
UBS AG	1/6/2020	314,989,673	USD	285,138,521	EUR	—	(5,138,036)
UBS AG	2/5/2020	244,109,130	USD	217,030,650	EUR	—	(11,124)

						$629,534	$(58,619,105)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 100.3%

Austria - 6.4%
Andritz AG	18,816	$811,045
AT&S Austria Technologie & Systemtechnik AG	3,463	77,978
BAWAG Group AG*(a)	14,771	673,166
Lenzing AG	5,006	465,272
Oesterreichische Post AG	16,985	648,232
Palfinger AG	2,718	89,240
Porr AG(b)	5,840	101,215
S IMMO AG	5,143	128,738
S&T AG	1,952	46,627
Schoeller-Bleckmann Oilfield Equipment AG	834	47,089
Telekom Austria AG*	31,473	257,191
UNIQA Insurance Group AG	48,019	490,232
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,240	406,004
Voestalpine AG	37,127	1,036,042
Wienerberger AG	10,197	302,407

Total Austria		5,580,478

Belgium - 5.1%
Ackermans & van Haaren N.V.	2,173	340,755
Bekaert S.A.	6,855	203,911
bpost S.A.	92,663	1,071,346
Cofinimmo S.A.	1,809	266,009
D’ieteren S.A./N.V.	5,365	376,990
Econocom Group S.A./N.V.	34,845	95,124
Elia System Operator S.A./N.V.	5,534	491,362
Euronav N.V.	11,623	143,254
Fagron	1,993	43,244
Greenyard N.V.*(b)	10,209	54,089
Melexis N.V.(b)	5,453	410,412
Ontex Group N.V.	9,078	191,063
Orange Belgium S.A.	6,692	155,494
Recticel S.A.	6,231	58,123
Warehouses De Pauw CVA	2,836	516,349

Total Belgium		4,417,525

Finland - 9.8%
Aktia Bank Oyj	9,349	98,016
Cargotec Oyj Class B	6,857	232,757
Citycon Oyj	28,308	297,580
Cramo Oyj	7,531	111,925
Finnair Oyj	18,202	120,139
Huhtamaki Oyj	9,467	439,733
Kemira Oyj	24,221	360,514
Kesko Oyj Class B	11,626	823,205
Kojamo Oyj	20,376	370,527
Konecranes Oyj	10,808	332,416
Lassila & Tikanoja Oyj	5,030	88,871
Lehto Group Oyj(b)	22,555	59,598
Metsa Board Oyj	77,362	520,599
Metso Oyj(b)	20,722	818,302
Nokian Renkaat Oyj	30,097	865,880
Orion Oyj Class B	18,232	844,607
Outokumpu Oyj(b)	81,096	255,431
Raisio Oyj Class V	23,702	90,459
Sanoma Oyj	15,523	164,575
Terveystalo Oyj*(a)	10,392	130,415
TietoEVRY Oyj	15,461	481,080
Tokmanni Group Corp.	13,507	191,339
Uponor Oyj	14,634	191,370
Valmet Oyj	16,378	392,688
YIT Oyj(b)	41,120	275,097

Total Finland		8,557,123

France - 15.1%
Akka Technologies(b)	898	66,024
Albioma S.A.	3,075	89,744
Alten S.A.	1,309	165,302
Altran Technologies S.A.	20,307	322,771
Beneteau S.A.	7,856	95,503
Chargeurs S.A.(b)	3,314	64,281
Cie Plastic Omnium S.A.	19,328	540,222
Coface S.A.	30,197	371,840
Derichebourg S.A.	26,811	109,848
Elior Group S.A.(a)	19,433	285,757
Elis S.A.	19,402	402,907
Eramet(b)	1,096	56,395
Eurazeo SE	5,725	392,005
Europcar Mobility Group(a)(b)	16,212	78,870
Eutelsat Communications S.A.	65,938	1,072,483
Faurecia SE	17,754	957,183
Gaztransport Et Technigaz S.A.	5,021	481,320
Imerys S.A.	14,044	594,002
Ingenico Group S.A.	4,745	515,582
Interparfums S.A.	2,674	111,058
IPSOS	6,073	197,350
Jacquet Metal Service S.A.	3,754	64,978
Kaufman & Broad S.A.	5,603	232,706
Korian S.A.	5,255	247,275
Lagardere SCA	27,017	589,245
Maisons du Monde S.A.(a)	4,219	61,424
Manitou BF S.A.	3,525	84,874
Mersen S.A.	1,783	68,348
Metropole Television S.A.	18,287	344,446
Nexans S.A.	1,835	89,580
Nexity S.A.	13,382	672,653
Quadient	5,779	139,988
Rallye S.A.	13,267	150,709
Rexel S.A.	45,110	599,783
Rothschild & Co.	4,273	122,789
Rubis SCA	10,493	644,867
Societe BIC S.A.	8,575	596,777
Sopra Steria Group	1,753	282,371
SPIE S.A.	21,156	431,256
Tarkett S.A.	6,998	113,116
Television Francaise 1	33,463	277,960
Trigano S.A.	1,980	209,142
Vicat S.A.	4,476	202,731

Total France		13,197,465

Germany - 19.8%
Aareal Bank AG	18,878	641,014
alstria office REIT-AG	23,526	442,333
AURELIUS Equity Opportunities SE & Co. KGaA	4,548	199,100
Aurubis AG	6,713	412,334
BayWa AG	2,999	95,100
Bechtle AG	1,667	234,275
Bilfinger SE	6,219	241,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2019

Investments	Shares	Value
CANCOM SE	1,562	$92,226
CompuGroup Medical SE	1,496	107,053
CropEnergies AG	8,436	103,974
CTS Eventim AG & Co. KGaA	5,397	339,558
Dermapharm Holding SE	4,720	210,603
Deutsche Pfandbriefbank AG(a)	46,164	754,486
Deutz AG	8,487	53,063
DIC Asset AG	11,794	210,496
Duerr AG	7,963	271,551
Elmos Semiconductor AG	1,913	61,199
Encavis AG	17,066	179,880
Freenet AG	44,356	1,017,699
Fuchs Petrolub SE	4,407	197,627
GEA Group AG	22,446	742,767
Gerresheimer AG	2,113	163,657
GRENKE AG	1,577	163,299
Hamburger Hafen und Logistik AG	7,803	214,942
Hella GmbH & Co. KGaA	10,741	594,881
Hugo Boss AG	12,760	619,617
Indus Holding AG	3,517	153,373
Jenoptik AG	2,729	78,053
JOST Werke AG(a)	1,977	82,775
K+S AG Registered Shares	11,074	138,166
Kloeckner & Co. SE	23,302	164,263
Koenig & Bauer AG	1,862	58,397
Krones AG	2,809	212,834
LANXESS AG	6,518	437,670
METRO AG	61,370	988,540
MLP SE	11,103	69,793
Nemetschek SE	2,556	168,704
NORMA Group SE	3,652	155,776
PATRIZIA AG	5,410	120,604
Pfeiffer Vacuum Technology AG	680	121,365
ProSiebenSat.1 Media SE	69,971	1,092,525
Rheinmetall AG	3,317	381,269
RHOEN-KLINIKUM AG	3,031	59,472
RIB Software SE	2,266	57,485
Salzgitter AG	5,236	116,138
Scout24 AG(a)	5,613	371,420
Siltronic AG	9,485	955,241
Sixt SE	2,596	261,241
Software AG	6,590	230,055
Stroeer SE & Co. KGaA	6,810	550,766
Suedzucker AG	23,985	441,809
Takkt AG	10,617	149,923
TLG Immobilien AG	12,739	406,821
VERBIO Vereinigte BioEnergie AG	6,307	82,973
Wacker Chemie AG	6,718	510,070
Wacker Neuson SE	7,010	134,162
Wuestenrot & Wuerttembergische AG	5,933	128,934

Total Germany		17,244,748

Ireland - 0.7%
Dalata Hotel Group PLC	13,031	75,331
Glanbia PLC	17,868	205,783
Hibernia REIT PLC	65,675	103,945
Irish Continental Group PLC	21,049	114,357
Origin Enterprises PLC	18,789	78,246
Total Produce PLC	37,006	59,401

Total Ireland		637,063

Italy - 22.7%
A2A SpA	534,979	1,004,059
ACEA SpA	28,069	580,997
Amplifon SpA	5,631	162,065
Anima Holding SpA(a)	84,872	438,427
Ascopiave SpA	31,410	134,508
ASTM SpA	7,171	217,013
Autogrill SpA	19,163	200,693
Avio SpA	3,328	51,776
Azimut Holding SpA	39,452	942,382
Banca Farmafactoring SpA(a)	69,290	415,334
Banca Generali SpA	22,723	738,670
Banca IFIS SpA	18,304	287,647
Banca Mediolanum SpA	178,428	1,773,527
Banca Popolare di Sondrio SCPA	43,797	103,634
Biesse SpA	3,383	56,392
BPER Banca	66,940	336,853
Brunello Cucinelli SpA	2,636	93,383
Buzzi Unicem SpA	5,197	130,965
Cairo Communication SpA	26,143	79,673
Cementir Holding N.V.	14,418	108,823
Cerved Group SpA	27,632	269,692
Credito Emiliano SpA	46,789	272,582
Datalogic SpA	6,438	121,914
De’ Longhi SpA	11,587	245,171
DiaSorin SpA	1,832	237,311
doValue SpA(a)	11,279	155,726
Enav SpA(a)	79,877	477,001
ERG SpA	23,091	498,175
Falck Renewables SpA	17,268	92,265
Fiera Milano SpA	9,181	56,475
Fincantieri SpA(b)	64,947	67,144
FinecoBank Banca Fineco SpA	74,412	892,908
Freni Brembo SpA(b)	27,409	340,278
Gamenet Group SpA(a)	9,205	134,324
Gruppo MutuiOnline SpA	2,912	65,538
Hera SpA	156,716	686,063
IMA Industria Macchine Automatiche SpA(b)	5,960	428,835
Immobiliare Grande Distribuzione SIIQ SpA	34,571	240,597
Infrastrutture Wireless Italiane SpA(a)	56,291	551,619
Interpump Group SpA	3,303	104,703
Iren SpA	147,544	457,437
Italgas SpA	118,378	723,395
Maire Tecnimont SpA(b)	51,495	143,005
MARR SpA	9,302	212,484
Piaggio & C. SpA	49,696	153,294
Prysmian SpA	25,043	604,100
RAI Way SpA(a)	14,206	97,750
Reply SpA	1,088	84,818
Rizzoli Corriere Della Sera Mediagroup SpA	128,411	145,294
SAES Getters SpA	2,088	71,134
Salvatore Ferragamo SpA	10,638	223,897
Saras SpA	221,464	356,483
Societa Cattolica di Assicurazioni SC	33,400	272,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2019

Investments	Shares	Value
Societa Iniziative Autostradali e Servizi SpA	29,926	$501,863
Technogym SpA(a)	13,554	176,334
Tinexta SpA	3,084	40,157
Tod’s SpA(b)	2,677	123,863
Unieuro SpA(a)	5,414	81,435
Unione di Banche Italiane SpA	217,686	711,554
Unipol Gruppo SpA	114,102	654,742
Zignago Vetro SpA	8,995	128,230

Total Italy		19,758,974

Netherlands - 8.1%
Aalberts N.V.	9,670	434,291
Accell Group N.V.	2,193	63,510
AMG Advanced Metallurgical Group N.V.(b)	2,303	56,407
Arcadis N.V.	9,326	217,534
ASM International N.V.	3,853	433,148
ASR Nederland N.V.	25,598	958,558
BE Semiconductor Industries N.V.	23,711	917,173
Boskalis Westminster(b)	11,844	303,123
Brunel International N.V.(b)	3,844	38,877
Corbion N.V.	4,439	140,116
Euronext N.V.(a)	6,253	509,930
ForFarmers N.V.	16,998	109,521
IMCD N.V.	2,035	177,717
Intertrust N.V.(a)	12,143	235,944
Koninklijke BAM Groep N.V.	36,974	111,478
Koninklijke Volkerwessels N.V.	17,156	422,704
PostNL N.V.	218,992	494,587
SBM Offshore N.V.	15,291	284,753
Signify N.V.(a)	22,859	714,866
Sligro Food Group N.V.	4,018	108,245
TKH Group N.V. CVA	4,050	226,852
Van Lanschot Kempen N.V.	6,246	140,573

Total Netherlands		7,099,907

Portugal - 3.2%
Altri, SGPS, S.A.	34,808	221,929
Corticeira Amorim, SGPS, S.A.	7,887	100,040
CTT-Correios de Portugal S.A.(b)	25,864	92,613
Mota-Engil, SGPS, S.A.	35,447	74,406
Navigator Co. S.A. (The)	204,037	821,765
NOS, SGPS, S.A.	115,469	622,147
REN - Redes Energeticas Nacionais, SGPS, S.A.	135,845	414,762
Semapa-Sociedade de Investimento e Gestao	6,723	103,539
Sonae, SGPS, S.A.	368,316	376,225

Total Portugal		2,827,426

Spain - 9.1%
Acciona S.A.(b)	6,013	633,111
Acerinox S.A.	35,371	398,826
Almirall S.A.	8,121	133,456
Applus Services S.A.	6,202	79,364
Atresmedia Corp. de Medios de Comunicacion S.A.	87,012	340,090
Bolsas y Mercados Espanoles SHMSF S.A.	21,927	846,196
Cia de Distribucion Integral Logista Holdings S.A.	26,795	604,555
Cie Automotive S.A.	11,851	280,422
Construcciones y Auxiliar de Ferrocarriles S.A.	2,164	99,593
Ebro Foods S.A.	14,060	304,441
Ence Energia y Celulosa S.A.(b)	63,403	261,193
Euskaltel S.A.(a)	23,407	235,681
Faes Farma S.A.	32,707	183,568
Gestamp Automocion S.A.(a)	53,689	258,300
Grupo Catalana Occidente S.A.	11,343	396,618
Liberbank S.A.	226,004	84,986
Mediaset Espana Comunicacion S.A.	57,951	368,183
Melia Hotels International S.A.	17,042	150,359
Metrovacesa S.A.(a)	17,700	173,847
Prosegur Cash S.A.(a)	197,772	301,475
Prosegur Cia de Seguridad S.A.	67,462	278,672
Sacyr S.A.	95,536	278,822
Unicaja Banco S.A.(a)	286,568	311,379
Viscofan S.A.	6,062	320,496
Zardoya Otis S.A.	76,550	603,639

Total Spain		7,927,272

Sweden - 0.3%
Ahlstrom-Munksjo Oyj(b)	13,972	224,589

TOTAL COMMON STOCKS (Cost: $88,101,785)		87,472,570

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/3/20* (Cost: $5,708)	36,093	5,787

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $3,346,405)(d)	3,346,405	3,346,405

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $91,453,898)		90,824,762
Other Assets less Liabilities - (4.1)%		(3,578,241)

NET ASSETS - 100.0%		$87,246,521

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2019

(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,895,356. The Fund also had securities on loan having total market value of $316 that were sold and pending settlement. The total market value of the collateral held by the Fund was $4,093,656. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $747,251.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/6/2020	2,923,894	EUR	3,262,165	USD	$20,518	$—
Bank of America N.A.	1/6/2020	16,110,643	EUR	18,087,210	USD	362	—
Bank of America N.A.	1/6/2020	18,839,000	USD	17,041,050	EUR	—	(293,148)
Bank of America N.A.	2/5/2020	18,340,743	USD	16,306,840	EUR	—	(1,504)
Citibank N.A.	1/6/2020	286,290	EUR	317,790	USD	3,631	—
Citibank N.A.	1/6/2020	12,274,208	EUR	13,780,732	USD	—	(363)
Citibank N.A.	1/6/2020	14,353,527	USD	12,983,472	EUR	—	(223,140)
Citibank N.A.	2/5/2020	13,973,902	USD	12,423,709	EUR	—	(525)
Commonwealth Bank of Australia	1/6/2020	18,839,000	USD	17,041,620	EUR	—	(293,788)
HSBC Holdings PLC	1/6/2020	16,110,428	EUR	18,087,210	USD	120	—
HSBC Holdings PLC	2/5/2020	18,340,743	USD	16,307,057	EUR	—	(1,749)
JP Morgan Chase Bank N.A.	1/6/2020	16,110,500	EUR	18,087,210	USD	200	—
JP Morgan Chase Bank N.A.	2/5/2020	18,340,743	USD	16,306,231	EUR	—	(820)
Morgan Stanley & Co. International	1/6/2020	16,110,428	EUR	18,087,210	USD	120	—
Morgan Stanley & Co. International	2/5/2020	18,340,743	USD	16,306,912	EUR	—	(1,586)
Royal Bank of Canada	1/6/2020	18,839,000	USD	17,040,665	EUR	—	(292,715)
Standard Chartered Bank	1/6/2020	18,839,000	USD	17,040,387	EUR	—	(292,403)

						$24,951	$(1,401,741)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 2.0%
BHP Group PLC	37,526	$883,293

Austria - 0.4%
Andritz AG	2,325	100,217
Lenzing AG	580	53,907
Verbund AG	656	32,944

Total Austria		187,068

Belgium - 1.0%
bpost S.A.	10,471	121,063
Melexis N.V.(a)	805	60,587
Umicore S.A.(a)	3,094	150,590
Warehouses De Pauw CVA	454	82,660

Total Belgium		414,900

Denmark - 5.6%
Chr Hansen Holding A/S	562	44,693
Coloplast A/S Class B	2,093	259,825
Novo Nordisk A/S Class B	20,344	1,181,615
Novozymes A/S Class B	1,798	88,050
Orsted A/S(b)	3,508	363,078
Pandora A/S	4,082	177,702
Royal Unibrew A/S	715	65,518
Tryg A/S	3,789	112,412
Vestas Wind Systems A/S	1,133	114,576

Total Denmark		2,407,469

Finland - 3.8%
Elisa Oyj	2,942	162,643
Kesko Oyj Class B	1,341	94,953
Kone Oyj Class B	6,012	393,301
Konecranes Oyj	1,248	38,384
Metsa Board Oyj	10,802	72,691
Metso Oyj(a)	2,309	91,181
Neste Oyj	7,156	249,171
Nokian Renkaat Oyj	3,501	100,723
Stora Enso Oyj Class R	15,290	222,518
TietoEVRY Oyj	2,292	71,317
Valmet Oyj	2,049	49,128
Wartsila Oyj Abp	8,264	91,372

Total Finland		1,637,382

France - 17.7%
Airbus SE	4,394	643,562
Altran Technologies S.A.	3,000	47,684
BioMerieux	367	32,689
Bureau Veritas S.A.	4,647	121,330
Cie Plastic Omnium S.A.	2,665	74,487
Dassault Systemes SE	602	99,030
Gaztransport Et Technigaz S.A.	665	63,748
Hermes International	384	287,159
Ingenico Group S.A.	575	62,478
Ipsen S.A.	392	34,762
Kering S.A.	1,199	787,607
L’Oreal S.A.	3,611	1,070,083
Legrand S.A.	2,198	179,221
LVMH Moet Hennessy Louis Vuitton SE	3,836	1,783,507
Metropole Television S.A.	3,617	68,128
Peugeot S.A.	14,680	350,988
Remy Cointreau S.A.	350	43,020
Rubis SCA	1,025	62,993
Safran S.A.	2,602	402,040
Sartorius Stedim Biotech	228	37,801
SEB S.A.	277	41,167
Sopra Steria Group	343	55,250
Teleperformance	340	82,971
Thales S.A.	1,758	182,575
Trigano S.A.	328	34,646
Valeo S.A.	5,630	198,501
Vinci S.A.	6,938	771,002

Total France		7,618,429

Germany - 10.0%
adidas AG	1,209	393,288
Beiersdorf AG	938	112,292
Carl Zeiss Meditec AG Bearer Shares	290	37,012
CTS Eventim AG & Co. KGaA	907	57,065
Deutsche Post AG Registered Shares	20,838	795,516
Deutsche Wohnen SE Bearer Shares	3,532	144,393
Duerr AG	1,169	39,865
Fielmann AG	1,011	81,709
Fuchs Petrolub SE	1,250	56,055
Henkel AG & Co. KGaA	2,403	226,579
Hochtief AG	1,374	175,361
Hugo Boss AG	1,679	81,531
Infineon Technologies AG	10,239	233,428
LEG Immobilien AG	906	107,343
MTU Aero Engines AG	322	92,024
SAP SE	7,188	970,805
Scout24 AG(b)	754	49,893
Siemens Healthineers AG(b)	8,428	405,096
Siltronic AG	1,254	126,291
Sixt SE	316	31,800
Symrise AG	885	93,182

Total Germany		4,310,528

Ireland - 1.3%
CRH PLC*	8,911	356,793
DCC PLC	884	76,635
Glanbia PLC	1,894	21,813
Kerry Group PLC Class A	633	78,941
Kingspan Group PLC	830	50,730

Total Ireland		584,912

Italy - 1.6%
Davide Campari-Milano SpA	3,162	28,892
DiaSorin SpA	205	26,555
Ferrari N.V.	691	114,718
FinecoBank Banca Fineco SpA	9,532	114,379
Freni Brembo SpA(a)	4,208	52,242
IMA Industria Macchine Automatiche SpA(a)	561	40,365
Moncler SpA	1,474	66,298
RAI Way SpA(b)	8,437	58,054
Recordati SpA	2,278	96,069
Salvatore Ferragamo SpA	1,732	36,453
Technogym SpA(b)	3,131	40,734

Total Italy		674,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2019

Investments	Shares	Value
Kazakhstan - 0.1%
KAZ Minerals PLC	3,225	$22,703

Netherlands - 3.3%
ASM International N.V.	607	68,238
ASML Holding N.V.	2,235	661,567
BE Semiconductor Industries N.V.	2,644	102,273
Corbion N.V.	953	30,081
Euronext N.V.(b)	816	66,545
GrandVision N.V.(b)	1,674	51,524
Koninklijke DSM N.V.	1,875	244,354
TKH Group N.V. CVA	567	31,759
Wolters Kluwer N.V.	2,129	155,385

Total Netherlands		1,411,726

Norway - 2.9%
Austevoll Seafood ASA	4,716	48,328
DNO ASA	11,277	14,848
Elkem ASA(b)	32,283	90,964
Leroy Seafood Group ASA	10,792	71,600
Mowi ASA	11,021	286,208
Salmar ASA	3,200	163,618
Schibsted ASA Class B	1,144	32,781
Telenor ASA	27,707	496,451
TGS Nopec Geophysical Co. ASA	1,983	60,276

Total Norway		1,265,074

Portugal - 1.2%
Altri, SGPS, S.A.	5,714	36,431
Galp Energia, SGPS, S.A.	15,650	261,750
Jeronimo Martins, SGPS, S.A.	6,167	101,518
Navigator Co. S.A. (The)	28,131	113,299

Total Portugal		512,998

Spain - 5.1%
Amadeus IT Group S.A.	3,494	285,522
Cie Automotive S.A.	1,686	39,895
Ence Energia y Celulosa S.A.(a)	8,464	34,868
Gestamp Automocion S.A.(b)	8,733	42,015
Grifols S.A.	3,247	114,555
Industria de Diseno Textil S.A.	44,830	1,582,616
Prosegur Cash S.A.(b)	32,773	49,958
Prosegur Cia de Seguridad S.A.	11,670	48,206

Total Spain		2,197,635

Sweden - 4.2%
AAK AB	2,346	44,609
Alfa Laval AB	4,529	114,132
Atlas Copco AB Class A	7,245	289,148
Atlas Copco AB Class B	3,938	136,805
Atrium Ljungberg AB Class B	2,409	58,160
Axfood AB	3,720	82,816
Bonava AB Class B	1,532	16,284
Epiroc AB Class A	5,030	61,444
Epiroc AB Class B	1,137	13,488
Essity AB Class B	5,334	171,968
Hexpol AB	5,189	50,886
Indutrade AB	1,587	56,827
Intrum AB	1,939	57,874
Investment AB Latour Class B	6,150	100,386
Lifco AB Class B	683	41,734
Loomis AB Class B	923	38,237
Nibe Industrier AB Class B	3,659	63,478
Sandvik AB	12,779	249,340
Securitas AB Class B	3,848	66,367
Sweco AB Class B	1,606	61,968
Thule Group AB(b)	1,743	40,219

Total Sweden		1,816,170

Switzerland - 14.8%
Bucher Industries AG Registered Shares	147	51,583
Cie Financiere Richemont S.A. Registered Shares	5,436	426,976
EMS-Chemie Holding AG Registered Shares	238	156,438
Geberit AG Registered Shares	347	194,651
Georg Fischer AG Registered Shares	63	63,953
Givaudan S.A. Registered Shares	98	306,747
Kuehne + Nagel International AG Registered Shares	2,079	350,382
Logitech International S.A. Registered Shares	1,726	81,688
Lonza Group AG Registered Shares*	349	127,296
Partners Group Holding AG	365	334,488
Roche Holding AG Bearer Shares	2,292	728,062
Roche Holding AG Genusschein	7,457	2,418,029
Schindler Holding AG Participation Certificate	188	47,798
Schindler Holding AG Registered Shares	643	157,505
SFS Group AG	665	63,935
SGS S.A. Registered Shares	85	232,700
Sonova Holding AG Registered Shares	445	101,789
STMicroelectronics N.V.	6,640	178,658
Straumann Holding AG Registered Shares	71	69,684
Swatch Group AG (The) Bearer Shares	404	112,645
Vifor Pharma AG	397	72,422
Vontobel Holding AG Registered Shares	1,200	85,692

Total Switzerland		6,363,121

United Kingdom - 24.5%
Ashmore Group PLC	13,644	93,628
Ashtead Group PLC	3,060	97,857
Barratt Developments PLC	29,273	289,527
Brewin Dolphin Holdings PLC	12,841	63,349
British American Tobacco PLC	47,424	2,030,189
Britvic PLC	3,398	40,716
Burberry Group PLC	4,305	125,752
Carnival PLC	3,167	152,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2019

Investments	Shares	Value
Compass Group PLC	12,358	$309,417
Countryside Properties PLC(b)	10,926	65,887
Croda International PLC	1,239	84,038
Diageo PLC	19,519	827,579
Diversified Gas & Oil PLC	19,212	27,105
Domino’s Pizza Group PLC	10,396	44,098
DS Smith PLC	24,575	125,079
Dunelm Group PLC	3,354	51,363
Electrocomponents PLC	4,519	40,565
Evraz PLC	58,358	312,332
Ferrexpo PLC	5,242	11,038
Fresnillo PLC	6,986	59,249
Halma PLC	2,161	60,577
Hargreaves Lansdown PLC	4,104	105,202
Hastings Group Holdings PLC(b)	21,982	52,184
Hays PLC	26,437	63,601
HomeServe PLC	2,520	42,197
Howden Joinery Group PLC	5,663	50,459
Ibstock PLC(b)	13,862	57,846
IMI PLC	3,497	54,619
Intertek Group PLC	1,113	86,285
Johnson Matthey PLC	1,682	66,758
Moneysupermarket.com Group PLC	10,544	46,179
Next PLC	1,478	137,411
Pagegroup PLC	7,779	53,896
Reckitt Benckiser Group PLC	6,991	567,627
RELX PLC	13,722	346,386
Rightmove PLC	7,641	64,136
Rio Tinto PLC	23,942	1,428,225
Rotork PLC	10,049	44,597
Smiths Group PLC	4,442	99,272
Softcat PLC	4,477	68,324
Spectris PLC	1,609	61,942
Spirax-Sarco Engineering PLC	537	63,243
Unilever N.V.	21,211	1,219,752
Unilever PLC	12,516	721,338
Unite Group PLC (The)	3,968	66,233
Victrex PLC	1,599	52,830
WH Smith PLC	1,587	54,662

Total United Kingdom		10,587,432

TOTAL COMMON STOCKS (Cost: $39,324,172)		42,895,599

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $310,501)(d)	310,501	310,501

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $39,634,673)		43,206,100
Other Assets less Liabilities - (0.2)%		(89,412)

NET ASSETS - 100.0%		$43,116,688

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $385,928 and the total market value of the collateral held by the Fund was $405,973. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $95,472.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

Austria - 0.7%
AT&S Austria Technologie & Systemtechnik AG	33,397	$752,012
Palfinger AG	25,549	838,853
Porr AG(a)	37,590	651,487
S IMMO AG	53,030	1,327,433
S&T AG	20,101	480,148
Schoeller-Bleckmann Oilfield Equipment AG	7,409	418,325

Total Austria		4,468,258

Belgium - 3.7%
Bekaert S.A.(a)	60,847	1,809,969
bpost S.A.	791,396	9,149,919
D’ieteren S.A./N.V.	51,409	3,612,432
Econocom Group S.A./N.V.	337,828	922,243
Euronav N.V.	116,921	1,441,056
Fagron	28,198	611,838
Greenyard N.V.*(a)	110,750	586,775
Ontex Group N.V.(a)	87,969	1,851,472
Orange Belgium S.A.	60,305	1,401,231
Recticel S.A.	61,191	570,788

Total Belgium		21,957,723

Denmark - 3.3%
Alm Brand A/S	245,018	2,177,079
D/S Norden A/S	28,056	449,688
FLSmidth & Co. A/S	64,114	2,556,085
Matas A/S	106,839	884,307
NNIT A/S(a)(b)	35,587	596,591
Per Aarsleff Holding A/S	18,873	608,120
Ringkjoebing Landbobank A/S	23,971	1,850,848
Scandinavian Tobacco Group A/S Class A(b)	273,661	3,340,087
Schouw & Co. A/S	20,826	1,751,924
Spar Nord Bank A/S	135,446	1,316,412
Sydbank A/S	177,632	3,730,352

Total Denmark		19,261,493

Finland - 5.7%
Aktia Bank Oyj	70,635	740,548
Atria Oyj	39,960	450,345
Cargotec Oyj Class B	64,682	2,195,591
Caverion Oyj(a)	41,334	333,597
Citycon Oyj(a)	190,773	2,005,445
Cramo Oyj	67,702	1,006,180
Finnair Oyj	162,661	1,073,611
Kemira Oyj	234,896	3,496,273
Lehto Group Oyj(a)	226,092	597,417
Metsa Board Oyj(a)	750,050	5,047,375
Oriola Oyj Class B	232,438	528,346
Outokumpu Oyj(a)	856,751	2,698,537
Raisio Oyj Class V	145,150	553,965
Rovio Entertainment Oyj(a)(b)	57,401	284,534
Sanoma Oyj	106,971	1,134,107
Terveystalo Oyj*(b)	69,315	869,872
TietoEVRY Oyj(a)	147,445	4,587,852
Tokmanni Group Corp.	144,658	2,049,217
Uponor Oyj	137,800	1,802,027
YIT Oyj(a)	339,998	2,274,620

Total Finland		33,729,459

France - 4.8%
Akka Technologies(a)	8,046	591,572
AKWEL	19,647	445,486
Albioma S.A.	32,018	934,445
Beneteau S.A.	72,065	876,070
Chargeurs S.A.(a)	36,862	715,005
Coface S.A.	212,967	2,622,437
Derichebourg S.A.	257,836	1,056,386
Elior Group S.A.(b)	192,008	2,823,428
Eramet(a)	11,270	579,902
Europcar Mobility Group(a)(b)	155,758	757,749
Haulotte Group S.A.(a)	41,393	246,257
Interparfums S.A.	25,526	1,060,158
IPSOS	59,680	1,939,383
Jacquet Metal Service S.A.(a)	37,454	648,289
Kaufman & Broad S.A.	38,558	1,601,409
Maisons du Monde S.A.(b)	41,464	603,667
Manitou BF S.A.(a)	32,524	783,100
Mersen S.A.	15,732	603,060
Nexans S.A.	16,018	781,959
Quadient	50,300	1,218,444
Rallye S.A.(a)	130,654	1,484,190
Tarkett S.A.	67,989	1,098,974
Television Francaise 1	338,542	2,812,098
Trigano S.A.	19,083	2,015,684

Total France		28,299,152

Georgia - 0.2%
Bank of Georgia Group PLC	45,572	981,037

Germany - 9.6%
Aareal Bank AG	182,030	6,180,940
AURELIUS Equity Opportunities SE & Co. KGaA	42,143	1,844,914
Aurubis AG	61,173	3,757,440
BayWa AG	18,892	599,077
Bilfinger SE	59,952	2,327,099
CANCOM SE	15,447	912,045
CropEnergies AG	52,275	644,292
Dermapharm Holding SE	34,302	1,530,533
Deutsche Pfandbriefbank AG(b)	463,168	7,569,829
Deutz AG	119,572	747,603
DIC Asset AG	127,716	2,279,442
Elmos Semiconductor AG	17,765	568,324
Encavis AG	132,699	1,398,683
GFT Technologies SE	52,318	683,581
Hamburger Hafen und Logistik AG	70,025	1,928,918
Indus Holding AG	28,628	1,248,442
Jenoptik AG	25,516	729,790
JOST Werke AG(b)	19,039	797,148
Kloeckner & Co. SE	266,975	1,881,986
Koenig & Bauer AG	15,904	498,791
NORMA Group SE	34,362	1,465,711
PATRIZIA AG	44,984	1,002,821
Pfeiffer Vacuum Technology AG	5,721	1,021,069
RHOEN-KLINIKUM AG	27,091	531,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2019

Investments	Shares	Value
RIB Software SE	25,454	$645,730
Salzgitter AG	55,329	1,227,230
Siltronic AG	86,692	8,730,808
Takkt AG	86,433	1,220,524
VERBIO Vereinigte BioEnergie AG	52,536	691,148
Wacker Neuson SE	72,743	1,392,200
Wuestenrot & Wuerttembergische AG	32,530	706,929

Total Germany		56,764,607

Ireland - 1.5%
C&C Group PLC(a)	479,766	2,583,593
Dalata Hotel Group PLC	137,809	796,656
Greencore Group PLC	606,351	2,151,944
Hibernia REIT PLC	516,906	818,120
Irish Continental Group PLC	210,951	1,146,075
Origin Enterprises PLC	149,350	621,964
Total Produce PLC	420,288	674,636

Total Ireland		8,792,988

Italy - 9.2%
Anima Holding SpA(b)	845,940	4,369,908
Aquafil SpA(a)	52,179	368,997
Ascopiave SpA	255,711	1,095,040
Avio SpA	30,350	472,180
Banca Farmafactoring SpA(b)	698,851	4,189,016
Banca IFIS SpA	180,480	2,836,242
Banca Popolare di Sondrio SCPA	448,492	1,061,235
Banca Sistema SpA(a)(b)	348,466	722,851
BasicNet SpA	63,427	370,223
Biesse SpA(a)	34,749	579,235
BPER Banca	637,004	3,205,509
Brunello Cucinelli SpA	23,999	850,191
Cairo Communication SpA	342,825	1,044,789
Cementir Holding N.V.	106,369	802,840
Cerved Group SpA	263,669	2,573,445
CIR-Compagnie Industriali Riunite SpA	339,133	414,176
Credito Emiliano SpA	315,217	1,836,382
Datalogic SpA(a)	61,077	1,156,589
doValue SpA(b)	75,657	1,044,577
Esprinet SpA	125,331	728,743
Falck Renewables SpA	188,303	1,006,121
Fiera Milano SpA	91,631	563,649
Fincantieri SpA(a)	647,657	669,562
Gamenet Group SpA(b)	100,009	1,459,381
Gruppo MutuiOnline SpA	26,335	592,698
Immobiliare Grande Distribuzione SIIQ SpA	183,661	1,278,188
La Doria SpA	36,621	383,529
Maire Tecnimont SpA(a)	521,315	1,447,725
MARR SpA	60,699	1,386,539
Piaggio & C. SpA	508,219	1,567,667
RAI Way SpA(b)	60,943	419,344
Reply SpA	7,969	621,244
Rizzoli Corriere Della Sera Mediagroup SpA(a)	1,191,363	1,348,003
SAES Getters SpA	21,697	739,170
Saras SpA	2,097,886	3,376,892
Societa Cattolica di Assicurazioni SC	314,339	2,565,186
Technogym SpA(b)	128,625	1,673,382
Tinexta SpA	26,414	343,937
Tod’s SpA(a)	23,529	1,088,673
Unieuro SpA(b)	57,069	858,403
Zignago Vetro SpA	72,274	1,030,320

Total Italy		54,141,781

Morocco - 0.1%
Vivo Energy PLC(b)	339,623	556,096

Netherlands - 5.1%
Accell Group N.V.	21,878	633,598
AMG Advanced Metallurgical Group N.V.(a)	23,915	585,749
Arcadis N.V.(a)	91,209	2,127,499
BE Semiconductor Industries N.V.	229,918	8,893,535
Brunel International N.V.(a)	37,809	382,390
Corbion N.V.	47,308	1,493,262
ForFarmers N.V.	164,636	1,060,774
Intertrust N.V.(b)	115,174	2,237,884
Koninklijke BAM Groep N.V.	367,174	1,107,042
Koninklijke Volkerwessels N.V.	158,835	3,913,514
PostNL N.V.(a)	2,290,013	5,171,923
Sligro Food Group N.V.(a)	18,175	489,634
TKH Group N.V. CVA	39,788	2,228,634

Total Netherlands		30,325,438

Norway - 6.2%
American Shipping Co. ASA*	163,963	612,951
Atea ASA*	104,968	1,536,181
Austevoll Seafood ASA	296,030	3,033,640
Borregaard ASA	91,499	989,201
DNO ASA	1,077,503	1,418,719
Elkem ASA(b)	2,383,386	6,715,674
Europris ASA(b)	451,280	1,771,780
Fjordkraft Holding ASA(b)	194,431	1,283,329
Grieg Seafood ASA	133,458	2,130,820
Kitron ASA	392,000	490,708
Kongsberg Gruppen ASA	137,865	2,165,099
Kvaerner ASA(a)	842,502	1,066,155
Norway Royal Salmon ASA	33,836	921,053
Ocean Yield ASA(a)	213,689	1,167,261
Sbanken ASA(b)	101,395	860,795
Scatec Solar ASA(b)	49,695	701,825
Selvaag Bolig ASA	96,471	812,406
SpareBank 1 Nord Norge	238,091	2,126,950
SpareBank 1 SMN	241,332	2,751,865
Sparebanken Vest	60,772	438,467
Veidekke ASA	160,667	2,184,938
Wallenius Wilhelmsen ASA	245,732	610,184
XXL ASA*(a)(b)	462,623	881,834

Total Norway		36,671,835

Portugal - 1.9%
Altri, SGPS, S.A.	330,253	2,105,626
Corticeira Amorim, SGPS, S.A.	41,673	528,591
Mota-Engil, SGPS, S.A.(a)	403,345	846,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2019

Investments	Shares	Value
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,032,269	$3,151,722
Semapa-Sociedade de Investimento e Gestao	43,293	666,742
Sonae, SGPS, S.A.	3,774,406	3,855,460

Total Portugal		11,154,792

Spain - 3.6%
Applus Services S.A.	59,907	766,599
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	733,115	2,865,412
Construcciones y Auxiliar de Ferrocarriles S.A.	18,300	842,211
Ence Energia y Celulosa S.A.(a)	635,811	2,619,270
Euskaltel S.A.(b)	208,668	2,101,041
Faes Farma S.A.	377,648	2,119,548
Liberbank S.A.	2,189,174	823,211
Melia Hotels International S.A.	163,813	1,445,297
Metrovacesa S.A.(b)	164,356	1,614,283
Sacyr S.A.	932,979	2,722,898
Tubacex S.A.	98,972	314,402
Unicaja Banco S.A.(b)	2,804,621	3,047,444

Total Spain		21,281,616

Sweden - 13.7%
AddNode Group AB	18,839	359,229
AddTech AB Class B	37,554	1,215,554
AF Poyry AB	82,198	1,919,494
Ahlstrom-Munksjo Oyj(a)	107,801	1,732,814
Alimak Group AB(b)	30,905	460,882
Ambea AB(b)	48,709	408,464
Arjo AB Class B	179,132	862,263
Atrium Ljungberg AB Class B	110,173	2,659,862
Avanza Bank Holding AB	159,036	1,661,536
Betsson AB*	286,693	1,337,751
Bilia AB Class A	198,717	2,256,544
BioArctic AB(a)(b)	57,533	583,255
BioGaia AB Class B	14,629	663,388
Biotage AB	42,451	562,322
Bonava AB Class B	138,661	1,473,849
Bravida Holding AB(b)	172,252	1,673,564
Bufab AB	37,405	521,853
Catena AB	31,116	1,374,468
Clas Ohlson AB Class B	132,988	1,602,496
Cloetta AB Class B	327,975	1,110,645
Coor Service Management Holding AB(b)	166,210	1,463,052
Dios Fastigheter AB	204,700	1,876,206
Duni AB	32,891	453,957
Dustin Group AB(b)	108,196	868,592
Fagerhult AB	123,582	785,503
Granges AB	87,544	925,375
Hemfosa Fastigheter AB(a)	276,497	3,582,834
HIQ International AB*	101,997	563,318
HMS Networks AB(a)	19,248	355,308
Inwido AB	71,962	554,260
JM AB(a)	140,303	4,157,659
KNOW IT AB	24,712	550,414
Kungsleden AB	229,547	2,412,916
Lagercrantz Group AB Class B	42,874	670,518
LeoVegas AB(a)(b)	145,324	458,123
Lindab International AB	52,895	675,805
Midsona AB Class B(a)	80,445	424,523
Mycronic AB(a)	89,257	1,764,916
NCC AB Class B(a)	125,524	2,054,286
NetEnt AB*	562,570	1,553,505
New Wave Group AB Class B	59,149	377,854
Nobia AB	457,066	3,408,080
Nobina AB(b)	233,072	1,604,680
Nolato AB Class B	22,532	1,323,847
Nordic Waterproofing Holding A/S(b)	55,901	574,474
NP3 Fastigheter AB	37,782	456,078
Paradox Interactive AB(a)	24,340	390,020
Peab AB Class B	489,841	4,905,710
Platzer Fastigheter Holding AB Class B	78,838	926,411
Pricer AB Class B	252,408	504,220
Ratos AB Class B	230,608	823,296
Resurs Holding AB(b)	461,672	2,966,502
Rottneros AB(a)	375,993	457,889
Samhallsbyggnadsbolaget i Norden AB(a)	403,653	989,615
Scandi Standard AB	83,543	663,985
Scandic Hotels Group AB(b)	161,030	1,795,902
Sectra AB Class B*(a)	16,161	675,026
Semcon AB	62,903	465,000
SkiStar AB	65,571	832,154
Tethys Oil AB	39,841	359,210
Thule Group AB(b)	103,827	2,395,739
Troax Group AB	11,992	154,751
Vitrolife AB	17,184	362,549
Wihlborgs Fastigheter AB	157,666	2,905,378

Total Sweden		80,909,673

Switzerland - 2.5%
Arbonia AG*	42,983	559,287
Ascom Holding AG Registered Shares	53,844	584,953
Bobst Group S.A. Registered Shares(a)	10,576	615,436
Comet Holding AG Registered Shares	3,701	468,573
Daetwyler Holding AG Bearer Shares	8,430	1,622,711
EFG International AG*	219,574	1,448,937
Huber + Suhner AG Registered Shares	13,839	1,097,573
Landis+Gyr Group AG*	31,640	3,290,286
Mobilezone Holding AG Registered Shares*	71,998	807,454
Swissquote Group Holding S.A. Registered Shares	14,633	733,199
Tornos Holding AG Registered Shares*(a)	37,166	258,302
u-blox Holding AG*	6,376	643,954
Valiant Holding AG Registered Shares	24,601	2,499,859

Total Switzerland		14,630,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2019

Investments	Shares	Value
United Kingdom - 27.7%
A.G. Barr PLC	54,244	$416,787
Amigo Holdings PLC(b)	124,426	109,449
Arrow Global Group PLC	260,651	884,652
Ascential PLC(b)	184,586	958,070
Balfour Beatty PLC	329,985	1,142,705
Biffa PLC(b)	184,911	671,193
Big Yellow Group PLC	110,223	1,752,216
Bodycote PLC	211,263	2,664,370
Bovis Homes Group PLC	300,209	5,400,794
Brewin Dolphin Holdings PLC	335,068	1,653,015
Card Factory PLC	594,095	1,164,014
CareTech Holdings PLC	107,201	631,965
Central Asia Metals PLC	267,025	778,231
Chemring Group PLC	204,881	652,756
Chesnara PLC	100,227	419,572
Clarkson PLC	21,587	865,071
Clipper Logistics PLC	97,059	369,986
CMC Markets PLC(b)	408,183	792,726
Coats Group PLC	545,179	538,781
Computacenter PLC	65,418	1,536,527
Concentric AB	42,680	724,932
Costain Group PLC	167,823	354,384
Countryside Properties PLC(b)	421,362	2,540,925
Cranswick PLC	19,057	855,832
Crest Nicholson Holdings PLC	508,589	2,909,268
Daily Mail & General Trust PLC Class A Non-Voting Shares	213,961	2,349,759
Dart Group PLC	33,528	752,411
Devro PLC	201,794	476,911
DFS Furniture PLC	220,011	842,319
Diploma PLC	54,470	1,460,502
DiscoverIE Group PLC	61,049	460,986
Diversified Gas & Oil PLC	954,947	1,347,296
Dixons Carphone PLC	2,130,411	4,069,704
Domino’s Pizza Group PLC	434,253	1,842,037
Drax Group PLC	443,467	1,844,697
Dunelm Group PLC	141,434	2,165,937
Elementis PLC	640,781	1,519,486
EMIS Group PLC	42,096	617,895
Empiric Student Property PLC	863,323	1,115,096
Equiniti Group PLC(b)	211,212	577,514
Essentra PLC	287,760	1,659,790
Euromoney Institutional Investor PLC	67,112	1,157,565
FDM Group Holdings PLC	79,682	1,091,478
Ferrexpo PLC	412,146	867,852
Forterra PLC(b)	163,941	752,532
Galliford Try PLC	282,054	3,211,532
Games Workshop Group PLC	19,617	1,586,545
Gamma Communications PLC	20,029	352,895
Genus PLC	16,736	704,152
Go-Ahead Group PLC (The)	52,328	1,530,620
GoCo Group PLC	298,862	411,754
Halfords Group PLC	406,573	911,863
Hastings Group Holdings PLC(b)	1,093,643	2,596,257
Headlam Group PLC	114,101	808,681
Helical PLC	73,342	460,538
Hill & Smith Holdings PLC	49,305	962,117
Hilton Food Group PLC	52,262	767,114
Hochschild Mining PLC	140,593	340,839
Hollywood Bowl Group PLC	113,005	426,655
Hunting PLC	61,598	340,607
Hyve Group PLC	517,684	699,518
Ibstock PLC(b)	604,607	2,523,004
IntegraFin Holdings PLC	178,975	1,055,083
J D Wetherspoon PLC	32,682	720,004
James Fisher & Sons PLC	18,669	500,818
James Halstead PLC	91,105	655,354
John Laing Group PLC(b)	266,510	1,341,625
John Menzies PLC	127,136	796,643
Johnson Service Group PLC	223,700	580,840
Jupiter Fund Management PLC	795,128	4,314,507
Keller Group PLC	102,970	1,023,072
Liontrust Asset Management PLC	50,018	728,875
M&C Saatchi PLC	109,177	179,344
Marshalls PLC	130,084	1,482,028
Marston’s PLC	951,584	1,603,498
McCarthy & Stone PLC(b)	473,308	934,253
Mears Group PLC	152,574	594,240
Midwich Group PLC(a)	56,315	410,318
Mitie Group PLC(a)	248,706	477,737
MJ Gleeson PLC	46,341	586,277
Moneysupermarket.com Group PLC	353,876	1,549,845
Morgan Advanced Materials PLC	303,278	1,273,604
Morgan Sindall Group PLC	47,138	1,011,627
Morses Club PLC	200,966	364,735
Motorpoint group PLC(a)	123,280	480,147
N Brown Group PLC	459,138	990,220
NCC Group PLC	201,484	601,896
Northgate PLC	83,219	342,860
Numis Corp. PLC	111,007	439,699
OneSavings Bank PLC	366,016	2,101,470
Oxford Instruments PLC	19,613	400,128
Pagegroup PLC	356,687	2,471,287
Paragon Banking Group PLC	319,458	2,281,060
PayPoint PLC	96,677	1,296,098
Pets at Home Group PLC	484,259	1,793,697
Pharos Energy PLC	969,177	670,205
Photo-Me International PLC	629,550	808,977
Polar Capital Holdings PLC(a)	131,715	959,692
Polypipe Group PLC	133,813	957,252
Premier Miton Group PLC	151,367	377,987
Provident Financial PLC	138,129	836,431
PZ Cussons PLC	408,264	1,127,668
QinetiQ Group PLC	294,350	1,395,207
Rank Group PLC	210,715	773,231
Redde PLC	795,190	1,116,634
Renew Holdings PLC	75,908	549,053
Renewi PLC	2,070,773	993,059
Restaurant Group PLC (The)	371,719	802,669
RM PLC	115,323	436,934
Robert Walters PLC	43,964	323,822
RPS Group PLC	339,157	766,503
RWS Holdings PLC	83,615	674,583
Sabre Insurance Group PLC(b)	329,968	1,346,346
Safestore Holdings PLC	133,016	1,420,277
Saga PLC	2,919,171	2,049,602
Savills PLC	100,446	1,510,298
Senior PLC	324,420	743,082
SIG PLC	344,350	561,099
Softcat PLC	132,759	2,026,052
Speedy Hire PLC	571,863	583,333
Spire Healthcare Group PLC(b)	424,138	797,866
Spirent Communications PLC	315,309	1,050,530
St. Modwen Properties PLC	102,514	674,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2019

Investments	Shares	Value
Stagecoach Group PLC	767,285	$1,626,338
SThree PLC	131,168	658,569
Stock Spirits Group PLC	193,946	530,561
Superdry PLC(a)	125,203	835,119
Synthomer PLC	315,105	1,476,887
TalkTalk Telecom Group PLC	718,454	1,105,008
TBC Bank Group PLC	37,368	643,543
Telecom Plus PLC	61,081	1,215,375
TI Fluid Systems PLC(b)	495,414	1,745,758
TP ICAP PLC	767,158	4,153,590
TT Electronics PLC	136,220	451,144
Tyman PLC	288,645	1,038,169
U & I Group PLC	203,755	477,227
Ultra Electronics Holdings PLC	51,001	1,428,295
Vertu Motors PLC	592,138	294,948
Vesuvius PLC	243,938	1,615,785
Vitec Group PLC (The)	38,794	565,316
Watkin Jones PLC	188,871	608,003
William Hill PLC	1,687,816	4,213,620
Wincanton PLC	134,811	546,488
XPS Pensions Group PLC	292,173	530,267

Total United Kingdom		163,870,923

TOTAL COMMON STOCKS (Cost: $580,253,791)		587,797,395

RIGHTS - 0.0%

Norway - 0.0%
XXL ASA, expiring 3/11/20*	51,453	10,247

Spain - 0.0%
Faes Farma S.A., expiring 1/3/20*(a)	381,960	61,250

TOTAL RIGHTS (Cost: $60,403)		71,497

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(c) (Cost: $693,214)	11,101	729,572

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%

United States - 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(d) (Cost: $29,839,722)(e)	29,839,722	29,839,722

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $610,847,130)		618,438,186
Other Assets less Liabilities - (4.7)%		(27,998,668)

NET ASSETS - 100.0%		$590,439,518

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(e)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $50,725,958 and the total market value of the collateral held by the Fund was $53,612,477. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $23,772,755.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	1/3/2020	95,321	USD	72,000	GBP	$—	$(61)

CURRENCY LEGEND

GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

Germany - 99.5%

Aerospace & Defense - 0.7%
MTU Aero Engines AG	1,024	$292,647

Air Freight & Logistics - 3.8%
Deutsche Post AG Registered Shares	43,677	1,667,422

Airlines - 1.0%
Deutsche Lufthansa AG Registered Shares	23,602	434,754

Auto Components - 2.7%
Continental AG	6,945	898,539
Hella GmbH & Co. KGaA	4,553	252,164

Total Auto Components		1,150,703

Automobiles - 14.9%
Bayerische Motoren Werke AG	29,007	2,381,463
Daimler AG Registered Shares	44,834	2,484,602
Volkswagen AG	8,332	1,620,349

Total Automobiles		6,486,414

Banks - 0.8%
Commerzbank AG	52,809	327,037

Capital Markets - 2.4%
AURELIUS Equity Opportunities SE & Co. KGaA	1,054	46,141
Deutsche Boerse AG	3,996	628,644
DWS Group GmbH & Co. KGaA(a)	10,908	388,142

Total Capital Markets		1,062,927

Chemicals - 10.4%
BASF SE	32,608	2,465,176
Covestro AG(a)	10,921	508,128
Evonik Industries AG	21,358	652,342
Fuchs Petrolub SE	4,017	180,138
K+S AG Registered Shares	2,560	31,940
LANXESS AG	3,276	219,976
Symrise AG	2,291	241,220
Wacker Chemie AG	3,093	234,839

Total Chemicals		4,533,759

Commercial Services & Supplies - 0.1%
Bilfinger SE	1,463	56,788

Construction & Engineering - 1.0%
Hochtief AG	3,569	455,505

Construction Materials - 1.1%
HeidelbergCement AG	6,470	471,777

Diversified Financial Services - 0.1%
GRENKE AG	370	38,314

Diversified Telecommunication Services - 5.6%
Deutsche Telekom AG Registered Shares	149,097	2,438,454

Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	668	19,106

Entertainment - 0.5%
CTS Eventim AG & Co. KGaA	3,153	198,374

Food & Staples Retailing - 0.8%
METRO AG	20,865	336,091

Food Products - 0.5%
Suedzucker AG	12,001	221,061

Health Care Equipment & Supplies - 2.1%
Carl Zeiss Meditec AG Bearer Shares	471	60,113
Siemens Healthineers AG(a)	17,584	845,182

Total Health Care Equipment & Supplies		905,295

Health Care Providers & Services - 2.3%
Fresenius Medical Care AG & Co. KGaA	5,939	439,724
Fresenius SE & Co. KGaA	9,764	549,977

Total Health Care Providers & Services		989,701

Health Care Technology - 0.1%
CompuGroup Medical SE	348	24,903

Hotels, Restaurants & Leisure - 1.5%
TUI AG	49,335	631,315

Household Products - 1.3%
Henkel AG & Co. KGaA	5,844	551,031

Independent Power & Renewable Electricity Producers - 1.0%
Uniper SE	13,585	450,003

Industrial Conglomerates - 6.3%
Indus Holding AG	804	35,062
Rheinmetall AG	1,801	207,014
Siemens AG Registered Shares	18,992	2,484,459

Total Industrial Conglomerates		2,726,535

Insurance - 12.4%
Allianz SE Registered Shares	10,270	2,517,730
Hannover Rueck SE	4,175	807,473
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	5,302	1,565,243
Talanx AG	10,333	512,434

Total Insurance		5,402,880

IT Services - 0.2%
Bechtle AG	390	54,809
Wirecard AG	136	16,411

Total IT Services		71,220

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	483	37,410

Machinery - 2.0%
Duerr AG	5,419	184,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2019

Investments	Shares	Value
GEA Group AG	8,531	$282,302
KION Group AG	3,925	271,222
Krones AG	664	50,310
NORMA Group SE	863	36,811
Pfeiffer Vacuum Technology AG	159	28,378
Wacker Neuson SE	1,646	31,502

Total Machinery		885,321

Marine - 0.1%
Hapag-Lloyd AG(a)	651	55,902

Media - 0.8%
ProSiebenSat.1 Media SE	23,113	360,886

Metals & Mining - 0.6%
Aurubis AG	3,489	214,305
Salzgitter AG	1,233	27,349

Total Metals & Mining		241,654

Multi-Utilities - 3.4%
E.ON SE	86,332	922,948
RWE AG	17,972	551,747

Total Multi-Utilities		1,474,695

Personal Products - 0.6%
Beiersdorf AG	2,345	280,731

Pharmaceuticals - 6.4%
Bayer AG Registered Shares	30,312	2,477,375
Merck KGaA	2,447	289,371

Total Pharmaceuticals		2,766,746

Real Estate Management & Development - 0.1%
PATRIZIA AG	1,230	27,420

Road & Rail - 0.1%
Sixt SE	617	62,090

Semiconductors & Semiconductor Equipment - 1.9%
Infineon Technologies AG	22,088	503,561
Siltronic AG	3,284	330,734

Total Semiconductors & Semiconductor Equipment		834,295

Software - 4.5%
Nemetschek SE	593	39,140
SAP SE	13,645	1,842,882
Software AG	1,516	52,923

Total Software		1,934,945

Specialty Retail - 0.7%
Fielmann AG	3,491	282,142

Textiles, Apparel & Luxury Goods - 2.5%
adidas AG	2,402	781,371
Hugo Boss AG	5,327	258,676
Puma SE	831	63,757

Total Textiles, Apparel & Luxury Goods		1,103,804

Thrifts & Mortgage Finance - 0.6%
Aareal Bank AG	7,731	262,511

Trading Companies & Distributors - 0.7%
Brenntag AG	5,745	312,636

Transportation Infrastructure - 0.8%
Fraport AG Frankfurt Airport Services Worldwide	3,391	288,449
Hamburger Hafen und Logistik AG	1,826	50,299

Total Transportation Infrastructure		338,748

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $44,640,322)		43,205,952
Other Assets less Liabilities - 0.5%		196,676

NET ASSETS - 100.0%		$43,402,628

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2020	18,000	USD	16,049	EUR	$—	$(14)
Bank of America N.A.	1/6/2020	8,158,407	EUR	9,159,337	USD	183	—
Bank of America N.A.	1/6/2020	9,159,337	USD	8,285,191	EUR	—	(142,526)
Bank of America N.A.	2/5/2020	9,115,095	USD	8,104,273	EUR	—	(748)
Citibank N.A.	1/6/2020	8,158,029	EUR	9,159,337	USD	—	(241)
Citibank N.A.	1/6/2020	9,159,337	USD	8,285,071	EUR	—	(142,391)
Citibank N.A.	2/5/2020	9,115,095	USD	8,103,913	EUR	—	(342)
HSBC Holdings PLC	1/6/2020	8,158,298	EUR	9,159,337	USD	61	—
HSBC Holdings PLC	2/5/2020	9,115,095	USD	8,104,381	EUR	—	(869)
JP Morgan Chase Bank N.A.	1/6/2020	8,158,334	EUR	9,159,337	USD	101	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2019

JP Morgan Chase Bank N.A.	2/5/2020	9,115,095	USD	8,103,971	EUR	—	(407)
Royal Bank of Canada	1/6/2020	9,159,337	USD	8,285,004	EUR	—	(142,315)
Standard Chartered Bank	1/6/2020	9,159,337	USD	8,284,869	EUR	—	(142,164)
UBS AG	1/6/2020	6,215,759	EUR	6,978,545	USD	—	(53)
UBS AG	1/6/2020	6,978,545	USD	6,312,295	EUR	—	(108,328)
UBS AG	2/5/2020	6,944,839	USD	6,174,464	EUR	—	(317)

						$345	$(680,715)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 6.8%
Altium Ltd.	3,594	$87,717
Aristocrat Leisure Ltd.	20,367	482,053
BlueScope Steel Ltd.	16,004	169,425
Cochlear Ltd.	1,938	306,154
CSL Ltd.	11,828	2,292,805
Domino’s Pizza Enterprises Ltd.(a)	2,985	109,867
Fortescue Metals Group Ltd.	356,892	2,681,878
IDP Education Ltd.	7,416	89,508
Magellan Financial Group Ltd.	15,084	603,858
NIB Holdings Ltd.	37,054	163,315
Northern Star Resources Ltd.	19,530	155,271

Total Australia		7,141,851

Brazil - 1.5%
BB Seguridade Participacoes S.A.	46,379	434,655
IRB Brasil Resseguros S.A.	11,914	115,358
Itausa - Investimentos Itau S.A.	82,485	288,094
Localiza Rent a Car S.A.	7,731	91,115
Lojas Renner S.A.	9,919	138,551
Magazine Luiza S.A.	3,944	46,767
Natura & Co. Holding S.A.	5,940	57,101
Odontoprev S.A.	9,152	38,381
Qualicorp Consultoria e Corretora de Seguros S.A.	12,470	115,006
Raia Drogasil S.A.	2,370	65,773
YDUQS Part	16,245	191,821

Total Brazil		1,582,622

Canada - 5.1%
Alimentation Couche-Tard, Inc. Class B	13,336	423,811
Canadian National Railway Co.	30,431	2,756,684
Canadian Pacific Railway Ltd.(a)	3,578	913,380
CI Financial Corp.(a)	17,377	290,923
Constellation Software, Inc.	218	212,017
Gildan Activewear, Inc.	7,436	220,141
Kirkland Lake Gold Ltd.	572	25,249
Methanex Corp.	8,122	314,107
Toromont Industries Ltd.(a)	2,323	126,455
West Fraser Timber Co., Ltd.(a)	969	42,802

Total Canada		5,325,569

China - 7.8%
Anhui Conch Cement Co., Ltd. Class H	65,000	473,831
ANTA Sports Products Ltd.	17,000	152,179
Ausnutria Dairy Corp., Ltd.*	14,000	20,160
Brilliance China Automotive Holdings Ltd.	28,000	29,036
China Education Group Holdings Ltd.	11,000	14,400
China Gas Holdings Ltd.	38,200	143,156
China Medical System Holdings Ltd.	48,000	69,119
China Overseas Land & Investment Ltd.	952,000	3,708,155
CIFI Holdings Group Co., Ltd.	362,000	306,165
CSPC Pharmaceutical Group Ltd.	152,400	363,407
Geely Automobile Holdings Ltd.	130,000	254,267
Greentown Service Group Co., Ltd.	12,000	13,106
Haitian International Holdings Ltd.	4,000	9,692
Health & Happiness H&H International Holdings Ltd.(a)	8,500	35,181
Kingboard Laminates Holdings Ltd.	94,000	116,538
Li Ning Co., Ltd.	5,000	14,984
Logan Property Holdings Co., Ltd.	62,000	104,079
Midea Real Estate Holding Ltd.(a)(b)	22,400	68,708
Minth Group Ltd.	6,000	21,176
Shenzhou International Group Holdings Ltd.	13,900	203,189
Sino Biopharmaceutical Ltd.	65,250	91,279
SITC International Holdings Co., Ltd.	64,000	78,031
SSY Group Ltd.	44,000	35,632
Sunac China Holdings Ltd.	89,000	531,706
Sunny Optical Technology Group Co., Ltd.	8,000	138,505
Tencent Holdings Ltd.	22,200	1,070,140
Xinyi Solar Holdings Ltd.	183,787	130,437
Zhongsheng Group Holdings Ltd.	9,300	38,075

Total China		8,234,333

Denmark - 9.4%
Ambu A/S Class B(a)	2,070	34,733
Chr Hansen Holding A/S	7,129	566,936
Coloplast A/S Class B	9,673	1,200,806
DSV Panalpina A/S	2,094	241,516
GN Store Nord A/S	724	34,074
Novo Nordisk A/S Class B	101,418	5,890,532
Orsted A/S(b)	14,331	1,483,260
Royal Unibrew A/S	2,769	253,731
SimCorp A/S	1,352	153,844

Total Denmark		9,859,432

Finland - 1.5%
Neste Oyj	45,081	1,569,717

France - 1.7%
Gaztransport Et Technigaz S.A.	3,715	356,125
Hermes International	1,695	1,267,537
Sartorius Stedim Biotech	1,123	186,186

Total France		1,809,848

Germany - 2.3%
adidas AG	5,596	1,820,381
CTS Eventim AG & Co. KGaA	3,556	223,730
Fuchs Petrolub SE	3,080	138,119
Nemetschek SE	2,004	132,270
Wirecard AG	427	51,525

Total Germany		2,366,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2019

Investments	Shares	Value
Hong Kong - 0.1%
Vitasoy International Holdings Ltd.(a)	40,000	$145,024

India - 4.2%
Adani Ports & Special Economic Zone Ltd.	1,625	8,332
AIA Engineering Ltd.	502	11,601
Alkem Laboratories Ltd.	513	14,474
Ashok Leyland Ltd.	88,116	100,611
Asian Paints Ltd.	2,388	59,717
Balkrishna Industries Ltd.	2,826	39,218
Bandhan Bank Ltd.(b)	4,191	29,842
Britannia Industries Ltd.	414	17,562
Coal India Ltd.	144,645	428,292
Colgate-Palmolive India Ltd.	2,278	46,688
Crompton Greaves Consumer Electricals Ltd.	4,477	15,044
Cummins India Ltd.	5,491	42,376
Dabur India Ltd.	5,385	34,583
Divi’s Laboratories Ltd.	848	21,929
Emami Ltd.	1,563	6,786
Endurance Technologies Ltd.(b)	143	2,166
GlaxoSmithKline Pharmaceuticals Ltd.	756	17,055
Godrej Consumer Products Ltd.	1,345	12,899
Havells India Ltd.	2,566	23,265
HCL Technologies Ltd.	7,759	61,754
Hero MotoCorp., Ltd.	2,668	91,317
Hindustan Petroleum Corp., Ltd.	40,357	149,548
Hindustan Unilever Ltd.	10,727	288,996
Indraprastha Gas Ltd.	7,212	43,260
Infosys Ltd.	105,672	1,082,433
InterGlobe Aviation Ltd.(b)	1,706	31,873
ITC Ltd.	94,626	315,119
JSW Steel Ltd.	30,970	117,171
Jubilant Foodworks Ltd.	491	11,366
Kansai Nerolac Paints Ltd.	1,257	9,187
L&T Technology Services Ltd.(b)	519	10,677
Larsen & Toubro Infotech Ltd.(b)	498	12,213
Marico Ltd.	5,961	28,528
Maruti Suzuki India Ltd.	1,483	153,095
Nestle India Ltd.	251	51,992
Page Industries Ltd.	73	23,925
Petronet LNG Ltd.	26,268	98,609
Pidilite Industries Ltd.	2,866	55,687
Reliance Nippon Life Asset Management Ltd.(b)	4,000	19,866
Sun TV Network Ltd.	4,477	27,711
Tata Consultancy Services Ltd.	16,934	512,849
Tata Steel Ltd.	21,794	144,132
Titan Co., Ltd.	2,183	36,332
United Breweries Ltd.	508	9,039
UPL Ltd.	10,177	83,337
Whirlpool of India Ltd.	665	22,113

Total India		4,424,569

Indonesia - 1.0%
Ace Hardware Indonesia Tbk PT	178,100	19,179
Gudang Garam Tbk PT	33,900	129,422
Hanjaya Mandala Sampoerna Tbk PT	697,000	105,435
Indofood CBP Sukses Makmur Tbk PT	31,100	24,979
Mayora Indah Tbk PT	114,700	16,937
Telekomunikasi Indonesia Persero Tbk PT	2,362,300	675,551
Unilever Indonesia Tbk PT	40,400	122,226

Total Indonesia		1,093,729

Italy - 1.9%
Azimut Holding SpA	23,099	551,761
Ferrari N.V.	3,545	588,533
Freni Brembo SpA(a)	22,526	279,657
Interpump Group SpA	2,047	64,888
Moncler SpA	5,273	237,172
Reply SpA	585	45,605
Salvatore Ferragamo SpA	8,706	183,234

Total Italy		1,950,850

Japan - 11.1%
Advantest Corp.	7,700	436,457
Asahi Intecc Co., Ltd.(a)	3,300	97,171
Benefit One, Inc.	4,200	87,382
Capcom Co., Ltd.	3,300	92,008
Chugai Pharmaceutical Co., Ltd.	17,500	1,623,188
Disco Corp.(a)	1,000	238,325
GMO Payment Gateway, Inc.	1,000	68,829
Goldwin, Inc.(a)	500	36,899
Harmonic Drive Systems, Inc.(a)	2,200	106,685
Haseko Corp.	51,100	691,678
Hoya Corp.	9,600	923,119
Kakaku.com, Inc.	9,400	241,585
Kaken Pharmaceutical Co., Ltd.	2,000	111,157
Kobe Bussan Co., Ltd.(a)	2,000	69,013
Koito Manufacturing Co., Ltd.	7,600	356,660
Kose Corp.	1,400	206,119
Kotobuki Spirits Co., Ltd.	400	29,630
Kusuri no Aoki Holdings Co., Ltd.	200	12,588
Lasertec Corp.	600	30,697
M3, Inc.	4,500	136,853
MonotaRO Co., Ltd.(a)	3,300	88,759
Nihon M&A Center, Inc.	2,900	100,469
Nippon Shinyaku Co., Ltd.	1,400	121,997
Open House Co., Ltd.	4,800	138,247
Oracle Corp.	4,400	402,853
Pigeon Corp.(a)	4,200	155,169
Relo Group, Inc.	1,200	33,678
Shin-Etsu Chemical Co., Ltd.	17,500	1,942,029
Shionogi & Co., Ltd.	12,700	790,807
TechnoPro Holdings, Inc.	1,600	112,629
Tokyo Electron Ltd.	9,700	2,135,473
ZOZO, Inc.	3,752	72,054

Total Japan		11,690,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2019

Investments	Shares	Value
Malaysia - 0.1%
Westports Holdings Bhd	63,300	$65,149

Mexico - 0.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	5,635	42,322
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	8,134	152,498
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	69,827	138,663

Total Mexico		333,483

Netherlands - 2.9%
ASM International N.V.	890	100,052
ASML Holding N.V.	8,932	2,643,900
Euronext N.V.(b)	3,231	263,487

Total Netherlands		3,007,439

New Zealand - 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	26,073	390,501
Mainfreight Ltd.	3,493	100,154

Total New Zealand		490,655

Norway - 3.4%
Salmar ASA	13,442	687,298
Telenor ASA	157,804	2,827,517

Total Norway		3,514,815

Philippines - 0.0%
San Miguel Food and Beverage, Inc.	20,780	34,876

Russia - 3.8%
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	23,605	204,419
Novatek PJSC GDR Reg S	2,921	592,963
PhosAgro PJSC GDR Reg S	12,874	163,500
Tatneft PJSC ADR	40,224	2,970,945

Total Russia		3,931,827

Singapore - 0.8%
Singapore Technologies Engineering Ltd.	268,900	787,912

South Africa - 1.0%
Assore Ltd.	7,694	149,660
Capitec Bank Holdings Ltd.	1,161	120,071
Clicks Group Ltd.	7,460	136,887
Mr. Price Group Ltd.	17,536	228,864
Naspers Ltd. Class N	1,383	226,565
RMB Holdings Ltd.	37,420	215,258

Total South Africa		1,077,305

South Korea - 0.4%
LG Household & Health Care Ltd.	97	105,769
NCSoft Corp.	363	169,815
POSCO Chemical Co., Ltd.	561	23,892
Woongjin Coway Co., Ltd.	2,051	165,116

Total South Korea		464,592

Spain - 1.6%
Amadeus IT Group S.A.	17,324	1,415,682
Prosegur Cash S.A.(b)	172,710	263,271

Total Spain		1,678,953

Sweden - 3.3%
Atlas Copco AB Class B	24,793	861,301
Beijer Ref AB	3,401	99,839
Epiroc AB Class A	19,446	237,543
Epiroc AB Class B	6,923	82,127
Evolution Gaming Group AB(b)	7,864	236,902
Hexpol AB	14,512	142,313
Indutrade AB	2,611	93,494
Lifco AB Class B	2,640	161,315
Sandvik AB	81,631	1,592,760

Total Sweden		3,507,594

Switzerland - 5.3%
Logitech International S.A. Registered Shares	8,443	399,590
Partners Group Holding AG	1,703	1,560,636
Roche Holding AG Bearer Shares	6,414	2,037,431
Schindler Holding AG Participation Certificate	1,433	364,336
Sika AG Registered Shares	4,243	796,808
Straumann Holding AG Registered Shares	295	289,532
Temenos AG Registered Shares*	830	131,312

Total Switzerland		5,579,645

Taiwan - 2.8%
Accton Technology Corp.	10,000	56,043
Advantech Co., Ltd.	13,000	130,967
Catcher Technology Co., Ltd.	41,000	310,471
Delta Electronics, Inc.	93,000	470,010
Eclat Textile Co., Ltd.	6,283	84,467
Feng TAY Enterprise Co., Ltd.	15,684	102,024
Largan Precision Co., Ltd.	2,000	333,589
Micro-Star International Co., Ltd.	45,000	130,150
Nanya Technology Corp.	129,000	358,895
Nien Made Enterprise Co., Ltd.	5,000	46,202
Novatek Microelectronics Corp.	37,000	270,307
President Chain Store Corp.	16,000	162,258
Walsin Technology Corp.	37,000	294,993
Wiwynn Corp.	3,000	63,549
Yulon Nissan Motor Co., Ltd.	11,000	105,314

Total Taiwan		2,919,239

Thailand - 0.8%
Airports of Thailand PCL NVDR	22,600	56,021
Bangkok Dusit Medical Services PCL NVDR	26,900	23,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2019

Investments	Shares	Value
Bangkok Expressway & Metro PCL NVDR	154,500	$56,222
Carabao Group PCL NVDR	20,900	58,610
Central Pattana PCL NVDR	9,150	19,016
CP ALL PCL	55,256	133,280
CP ALL PCL NVDR	20,900	50,412
Energy Absolute PCL NVDR	33,700	49,222
Home Product Center PCL NVDR	99,900	53,362
Intouch Holdings PCL NVDR	25,400	48,547
Krungthai Card PCL NVDR	41,400	54,594
Muangthai Capital PCL NVDR	29,100	61,933
Osotspa PCL NVDR	46,000	62,196
TOA Paint Thailand PCL NVDR	41,000	53,724
VGI PCL NVDR(a)	173,000	55,157

Total Thailand		835,645

Turkey - 0.5%
Aselsan Elektronik Sanayi ve Ticaret AS	8,384	29,501
BIM Birlesik Magazalar AS	10,010	78,486
Eregli Demir ve Celik Fabrikalari T.A.S.	235,649	357,968
Ford Otomotiv Sanayi AS	7,007	83,422

Total Turkey		549,377

United Kingdom - 17.3%
Abcam PLC	4,873	87,278
AJ Bell PLC(a)	3,890	22,108
Ashmore Group PLC(a)	68,178	467,852
Ashtead Group PLC	19,259	615,893
British American Tobacco PLC	158,003	6,764,001
Croda International PLC	4,724	320,416
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	18,039	198,108
Diploma PLC	5,779	154,952
Dunelm Group PLC	17,531	268,472
Electrocomponents PLC	16,893	151,640
Evraz PLC	453,148	2,425,245
Greggs PLC	9,659	294,047
Halma PLC	9,437	264,535
Hargreaves Lansdown PLC	23,160	593,682
Hays PLC	188,795	454,193
Howden Joinery Group PLC	32,513	289,700
JD Sports Fashion PLC	11,075	122,860
Moneysupermarket.com Group PLC	38,750	169,710
Next PLC	8,831	821,027
NMC Health PLC(a)	1,615	37,804
RELX PLC	106,827	2,696,647
Rightmove PLC	35,055	294,238
Softcat PLC	11,342	173,092
Victrex PLC	6,347	209,700
WH Smith PLC	8,196	282,299

Total United Kingdom		18,179,499

TOTAL COMMON STOCKS (Cost: $89,494,437)		104,151,781

EXCHANGE-TRADED FUNDS - 0.5%

United States - 0.5%
WisdomTree Emerging Markets High Dividend Fund(a)(c)	4,349	199,054
WisdomTree International Equity Fund(a)(c)	5,562	297,456

TOTAL EXCHANGE-TRADED FUNDS (Cost: $464,274)		496,510

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(d)
(Cost: $1,077,458)(e)	1,077,458	1,077,458

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $91,036,169)		105,725,749
Other Assets less Liabilities - (0.7)%		(779,770)

NET ASSETS - 100.0%		$104,945,979

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(e)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,268,057. The Fund also had securities on loan having a total market value of $117,904 that were sold and pending settlement. The total market value of the collateral held by the Fund was $2,500,951. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,423,493.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2020	7,929	USD	11,298	AUD	$—	$(13)
Bank of America N.A.	1/3/2020	9,946	USD	7,510	GBP	—	(2)
Royal Bank of Canada	1/3/2020	15,870	USD	20,605	CAD	—	(20)

						$—	$(35)

CURRENCY LEGEND

AUD	Australian dollar
CAD	Canadian dollar
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 8.9%
Abacus Property Group	64,441	$163,076
BWP Trust	80,077	220,657
Charter Hall Group	41,030	319,570
Charter Hall Long Wale REIT(a)	36,223	140,046
Charter Hall Retail REIT	51,297	153,973
Cromwell Property Group(a)	274,364	226,615
Dexus	109,899	903,866
Goodman Group	98,620	926,875
GPT Group (The)	188,713	742,873
Growthpoint Properties Australia Ltd.	101,682	296,631
LendLease Group	35,017	433,228
Mirvac Group	368,282	823,251
Scentre Group	718,455	1,934,296
Shopping Centres Australasia Property Group	120,212	225,623
Stockland	349,538	1,135,170
Vicinity Centres	529,147	926,190
Viva Energy REIT	94,670	177,018

Total Australia		9,748,958

Austria - 0.6%
CA Immobilien Anlagen AG	6,915	290,690
IMMOFINANZ AG*	9,246	248,049
S IMMO AG	4,851	121,429

Total Austria		660,168

Belgium - 0.9%
Aedifica S.A.	1,753	222,748
Befimmo S.A.	4,084	248,010
Cofinimmo S.A.	1,231	181,015
Warehouses De Pauw CVA	1,951	355,218

Total Belgium		1,006,991

Brazil - 0.8%
BR Malls Participacoes S.A.	168,478	756,386
Multiplan Empreendimentos Imobiliarios S.A.	13,200	108,613

Total Brazil		864,999

Canada - 4.9%
Allied Properties Real Estate Investment Trust	9,123	366,327
Artis Real Estate Investment Trust	12,672	116,288
Boardwalk Real Estate Investment Trust	2,448	86,706
Canadian Apartment Properties REIT	10,085	412,266
Choice Properties Real Estate Investment Trust	38,658	414,677
Cominar Real Estate Investment Trust	22,996	251,107
Crombie Real Estate Investment Trust	13,507	166,032
CT Real Estate Investment Trust	13,710	170,642
Dream Industrial Real Estate Investment Trust	14,014	142,004
Dream Office Real Estate Investment Trust	5,028	120,703
First Capital Real Estate Investment Trust UNIT	19,950	318,000
Granite Real Estate Investment Trust	6,059	308,288
H&R Real Estate Investment Trust	37,507	610,293
Killam Apartment Real Estate Investment Trust	8,054	117,635
Northview Apartment Real Estate Investment Trust	9,075	207,429
NorthWest Healthcare Properties Real Estate Investment Trust	23,053	212,086
RioCan Real Estate Investment Trust	33,292	687,021
SmartCentres Real Estate Investment Trust	19,513	469,636
Summit Industrial Income REIT	9,952	92,555
Tricon Capital Group, Inc.(a)	12,418	101,796

Total Canada		5,371,491

Chile - 0.1%
Parque Arauco S.A.	42,649	104,922

China - 15.5%
Agile Group Holdings Ltd.	380,000	571,575
China Aoyuan Group Ltd.	155,000	252,637
China Jinmao Holdings Group Ltd.	1,277,000	994,814
China Overseas Grand Oceans Group Ltd.	406,000	280,852
China Overseas Land & Investment Ltd.	1,002,049	3,903,102
China Resources Land Ltd.	240,000	1,195,103
China SCE Group Holdings Ltd.	378,000	220,247
China Vanke Co., Ltd. Class H	168,100	717,334
CIFI Holdings Group Co., Ltd.	621,900	525,979
Country Garden Holdings Co., Ltd.	1,017,000	1,628,912
E-House China Enterprise Holdings Ltd.(a)	46,200	45,656
Greentown China Holdings Ltd.	118,500	145,543
Guangzhou R&F Properties Co., Ltd. Class H(a)	298,800	551,444
Hopson Development Holdings Ltd.	96,000	97,333
Kaisa Group Holdings Ltd.*	214,000	102,169
KWG Group Holdings Ltd.*	281,000	393,814
Logan Property Holdings Co., Ltd.	182,000	305,521
Longfor Group Holdings Ltd.(b)	130,500	611,316
Midea Real Estate Holding Ltd.(a)(b)	37,200	114,105
Poly Property Group Co., Ltd.	462,000	191,517
Powerlong Real Estate Holdings Ltd.	220,000	146,821
Ronshine China Holdings Ltd.*	64,000	88,544
Seazen Group Ltd.*(a)	200,000	243,333
Shenzhen Investment Ltd.	1,250,000	500,526
Shimao Property Holdings Ltd.	134,500	521,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2019

Investments	Shares	Value
Shui On Land Ltd.	781,000	$171,399
Sino-Ocean Group Holding Ltd.	1,351,200	542,783
Sunac China Holdings Ltd.	154,900	925,408
Times China Holdings Ltd.	113,000	225,368
Yuexiu Property Co., Ltd.	1,859,000	429,451
Yuzhou Properties Co., Ltd.	426,000	234,547
Zhenro Properties Group Ltd.	123,700	88,904

Total China		16,967,361

Finland - 0.4%
Citycon Oyj(a)	19,929	209,498
Kojamo Oyj	10,363	188,446

Total Finland		397,944

France - 9.5%
Covivio	9,750	1,107,570
Cromwell European Real Estate Investment Trust	389,500	236,096
Gecina S.A.	6,667	1,194,399
ICADE	9,763	1,063,567
Klepierre S.A.	48,708	1,850,739
Mercialys S.A.	16,949	234,581
Nexity S.A.	7,346	369,251
Unibail-Rodamco-Westfield	27,699	4,373,106

Total France		10,429,309

Germany - 4.4%
alstria office REIT-AG	15,907	299,081
Deutsche Euroshop AG	6,487	192,381
Deutsche Wohnen SE Bearer Shares	22,208	907,895
LEG Immobilien AG	5,193	615,266
PATRIZIA AG	3,955	88,168
TAG Immobilien AG*	12,295	305,833
TLG Immobilien AG	9,160	292,526
Vonovia SE	38,984	2,100,457

Total Germany		4,801,607

Hong Kong - 18.1%
Champion REIT	818,000	540,658
Hang Lung Group Ltd.	88,649	219,125
Hang Lung Properties Ltd.	446,283	979,419
Henderson Land Development Co., Ltd.	544,915	2,674,992
Hui Xian REIT(a)	9,000	4,238
Hui Xian REIT	591,634	278,610
Hysan Development Co., Ltd.	137,115	537,599
Kowloon Development Co., Ltd.	76,000	95,295
Link REIT	174,115	1,843,539
New World Development Co., Ltd.	1,160,054	1,590,053
Sino Land Co., Ltd.	761,735	1,106,656
Sun Hung Kai Properties Ltd.	301,810	4,621,003
Sunlight Real Estate Investment Trust	252,000	163,002
Swire Pacific Ltd. Class A	114,778	1,066,496
Swire Pacific Ltd. Class B	120,000	179,573
Swire Properties Ltd.	527,941	1,751,492
Wharf Holdings Ltd. (The)	275,872	701,736
Wheelock & Co., Ltd.	165,231	1,101,639
Yuexiu Real Estate Investment Trust	461,900	313,000

Total Hong Kong		19,768,125

India - 0.1%
DLF Ltd.	33,972	109,896

Israel - 1.2%
Alony Hetz Properties & Investments Ltd.	14,721	232,706
Amot Investments Ltd.	44,977	326,454
Azrieli Group Ltd.	5,627	411,354
Gazit-Globe Ltd.	18,506	204,777
Melisron Ltd.	3,066	195,731

Total Israel		1,371,022

Japan - 7.6%
Aeon Mall Co., Ltd.(a)	13,130	234,147
Daibiru Corp.	5,400	65,242
Daito Trust Construction Co., Ltd.	8,500	1,054,336
Daiwa House Industry Co., Ltd.	55,700	1,737,502
Hulic Co., Ltd.(a)	40,200	486,802
Ichigo, Inc.	20,400	86,537
Invesco Office J-REIT, Inc.	807	166,932
Invincible Investment Corp.(a)	748	426,052
Japan Hotel REIT Investment Corp.(a)	472	352,670
Katitas Co., Ltd.(a)	1,500	66,460
Kenedix, Inc.	14,500	75,919
Mitsubishi Estate Co., Ltd.	52,589	1,011,132
Mitsui Fudosan Co., Ltd.	42,208	1,037,771
Nomura Real Estate Holdings, Inc.(a)	15,465	372,839
Open House Co., Ltd.	6,200	178,569
Relo Group, Inc.	3,800	106,648
Sumitomo Realty & Development Co., Ltd.	9,379	328,988
Tokyo Tatemono Co., Ltd.(a)	13,800	217,016
Tokyu Fudosan Holdings Corp.	40,168	279,060

Total Japan		8,284,622

Malaysia - 0.4%
IGB Real Estate Investment Trust	237,100	109,551
KLCCP Stapled Group	58,700	113,368
SP Setia Bhd Group	60,675	23,733
Sunway Bhd	178,453	78,527
Sunway Real Estate Investment Trust	217,696	96,860

Total Malaysia		422,039

Mexico - 1.3%
Concentradora Fibra Danhos S.A. de C.V.	201,324	305,760
Fibra Uno Administracion S.A. de C.V.	508,518	788,736
PLA Administradora Industrial S de RL de C.V.	154,961	254,548
Prologis Property Mexico S.A. de C.V.	57,844	128,284

Total Mexico		1,477,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2019

Investments	Shares	Value
Netherlands - 0.3%
Eurocommercial Properties N.V. CVA	10,437	$292,888

New Zealand - 0.5%
Goodman Property Trust	132,714	198,769
Kiwi Property Group Ltd.	166,841	175,593
Precinct Properties New Zealand Ltd.	124,081	153,610

Total New Zealand		527,972

Norway - 0.2%
Entra ASA(b)	15,062	248,539

Philippines - 0.4%
Altus San Nicolas Corp.*†	2,084	173
Ayala Land, Inc.	181,700	163,241
Megaworld Corp.	650,400	51,498
Robinsons Land Corp.	108,247	58,885
SM Prime Holdings, Inc.	254,775	211,788

Total Philippines		485,585

Singapore - 9.4%
Ascendas India Trust UNIT	100,800	116,194
Ascendas Real Estate Investment Trust	446,653	986,546
Ascott Residence Trust	270,288	267,343
CapitaLand Commercial Trust	421,475	623,757
CapitaLand Ltd.	341,589	952,634
CapitaLand Mall Trust	406,886	744,387
CapitaLand Retail China Trust	169,895	203,422
CDL Hospitality Trusts	164,700	198,426
City Developments Ltd.	38,903	316,802
ESR-REIT	606,200	238,936
Frasers Centrepoint Trust	113,818	237,853
Frasers Commercial Trust	139,200	171,845
Frasers Logistics & Industrial Trust	325,199	299,890
Frasers Property Ltd.	85,700	107,711
GuocoLand Ltd.	58,000	84,542
Keppel DC REIT	152,704	236,213
Keppel REIT	316,600	291,960
Manulife US Real Estate Investment Trust	279,672	279,672
Mapletree Commercial Trust	322,020	572,363
Mapletree Industrial Trust	242,418	468,737
Mapletree Logistics Trust	459,075	594,051
Mapletree North Asia Commercial Trust	490,900	423,489
OUE Commercial Real Estate Investment Trust	413,400	173,704
Parkway Life Real Estate Investment Trust	72,500	179,006
SPH REIT	310,200	246,840
Starhill Global REIT	209,284	112,840
Suntec Real Estate Investment Trust	325,928	445,995
UOL Group Ltd.	53,200	329,174
Wing Tai Holdings Ltd.	92,300	138,658
Yanlord Land Group Ltd.	217,800	195,990

Total Singapore		10,238,980

South Africa - 2.6%
Growthpoint Properties Ltd.	733,778	1,160,213
Hyprop Investments Ltd.	88,863	356,189
Redefine Properties Ltd.	1,393,689	753,480
Resilient REIT Ltd.	55,700	271,021
Vukile Property Fund Ltd.	239,076	331,682

Total South Africa		2,872,585

Spain - 0.9%
Inmobiliaria Colonial Socimi S.A.	23,322	297,393
Merlin Properties Socimi S.A.	35,636	511,618
Metrovacesa S.A.(b)	14,908	146,424

Total Spain		955,435

Sweden - 2.0%
Atrium Ljungberg AB Class B	7,321	176,748
Castellum AB	20,107	472,547
Dios Fastigheter AB	10,941	100,281
Fabege AB	15,451	256,993
Hemfosa Fastigheter AB	13,874	179,779
Hufvudstaden AB Class A	11,473	226,860
Klovern AB Class B	65,206	160,071
Kungsleden AB	16,469	173,116
Sagax AB Class B	8,783	127,790
Wallenstam AB Class B	13,399	162,030
Wihlborgs Fastigheter AB	10,505	193,580

Total Sweden		2,229,795

Switzerland - 1.4%
Allreal Holding AG Registered Shares*	1,392	276,575
PSP Swiss Property AG Registered Shares	3,536	487,850
Swiss Prime Site AG Registered Shares*	7,132	824,155

Total Switzerland		1,588,580

Taiwan - 0.3%
Highwealth Construction Corp.	217,110	335,330

Thailand - 0.9%
Central Pattana PCL NVDR	52,974	110,091
CPN Retail Growth Leasehold REIT	171,000	186,964
Frasers Property Thailand Industrial REIT	93,800	49,164
Land & Houses PCL NVDR	649,811	212,599
Pruksa Holding PCL NVDR	233,500	115,371
Supalai PCL NVDR	168,100	100,455
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund UNIT	147,200	99,759
WHA Corp. PCL NVDR	607,700	78,717

Total Thailand		953,120

United Kingdom - 6.0%
Assura PLC	223,564	230,418
Big Yellow Group PLC	12,725	202,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2019

Investments	Shares	Value
British Land Co. PLC (The)	114,314	$967,383
Capital & Counties Properties PLC	11,332	39,287
CLS Holdings PLC(a)	34,066	136,064
Derwent London PLC	5,051	268,322
Grainger PLC	29,253	121,374
Great Portland Estates PLC	7,489	85,321
Hammerson PLC	150,688	616,239
Land Securities Group PLC	90,171	1,182,596
Londonmetric Property PLC	68,004	213,149
Primary Health Properties PLC	76,207	161,529
Safestore Holdings PLC	13,352	142,566
Savills PLC	11,213	168,598
Secure Income REIT PLC	25,967	149,295
Segro PLC	68,461	813,704
Shaftesbury PLC	12,452	155,885
St. Modwen Properties PLC	9,413	61,975
Tritax Big Box REIT PLC	175,683	346,312
Unite Group PLC (The)	17,046	284,529
Workspace Group PLC	14,770	232,451

Total United Kingdom		6,579,286

TOTAL COMMON STOCKS (Cost: $95,589,522)		109,094,877

RIGHTS - 0.0%

Australia - 0.0%
Charter Hall Long Wale REIT, expiring 1/8/20*	2,414	255

Thailand - 0.0%
Frasers Property Thailand Industrial REIT, expiring 1/21/20*	7,926	370

TOTAL RIGHTS (Cost: $0)		625

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $1,076,941)(d)	1,076,941	1,076,941

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $96,666,463)		110,172,443
Other Assets less Liabilities - (0.6)%		(697,786)

NET ASSETS - 100.0%		$109,474,657

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $173, which represents less than 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,031,634 and the total market value of the collateral held by the Fund was $3,195,191. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,118,250.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 3.1%
AGL Energy Ltd.	2,744	$39,600
Atlas Arteria Ltd.(a)	3,331	18,334
AusNet Services	25,998	31,068
Australia & New Zealand Banking Group Ltd.	9,034	156,412
Bendigo & Adelaide Bank Ltd.(a)	2,451	16,850
BHP Group Ltd.	13,717	375,281
BHP Group PLC	11,361	267,417
Challenger Ltd.(a)	2,523	14,348
CIMIC Group Ltd.	1,560	36,341
Coca-Cola Amatil Ltd.	1,886	14,663
Commonwealth Bank of Australia(a)	5,686	319,358
Crown Resorts Ltd.	4,429	37,392
Fortescue Metals Group Ltd.	17,431	130,986
Harvey Norman Holdings Ltd.(a)	5,000	14,305
Insurance Australia Group Ltd.(a)	10,250	55,192
Macquarie Group Ltd.(a)	1,285	124,519
Medibank Pvt Ltd.	6,127	13,610
National Australia Bank Ltd.	9,081	157,225
Nine Entertainment Co. Holdings Ltd.(a)	13,814	17,382
Orora Ltd.	7,508	16,783
Qantas Airways Ltd.	5,319	26,584
QBE Insurance Group Ltd.	3,804	34,441
Rio Tinto Ltd.	1,617	114,122
Spark Infrastructure Group	19,134	28,111
Star Entertainment Group Ltd. (The)	5,904	19,091
Suncorp Group Ltd.(a)	5,911	53,851
Sydney Airport	14,150	86,139
Tabcorp Holdings Ltd.	13,088	41,677
Telstra Corp., Ltd.	28,738	71,513
Transurban Group	9,598	100,597
Wesfarmers Ltd.	4,790	139,399
Westpac Banking Corp.	14,536	247,584
Woodside Petroleum Ltd.	4,934	119,242

Total Australia		2,939,417

Austria - 0.2%
Andritz AG	378	16,293
BAWAG Group AG*(b)	583	26,569
Erste Group Bank AG*	1,537	57,901
Lenzing AG	145	13,477
Oesterreichische Post AG	461	17,594
Raiffeisen Bank International AG	1,124	28,249
UNIQA Insurance Group AG	1,811	18,489
Vienna Insurance Group AG Wiener Versicherung Gruppe	257	7,327

Total Austria		185,899

Belgium - 0.2%
Ageas	1,069	63,214
KBC Group N.V.	975	73,393
Proximus SADP	1,698	48,641
Solvay S.A.	427	49,512

Total Belgium		234,760

Brazil - 0.5%
Banco do Brasil S.A.	6,900	90,600
Banco Santander Brasil S.A.	3,315	40,808
BR Malls Participacoes S.A.	9,400	42,202
Cia Siderurgica Nacional S.A.	7,700	27,008
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	2,500	18,452
Itau Unibanco Holding S.A.	6,005	47,814
Itausa - Investimentos Itau S.A.	11,500	40,166
Klabin S.A.	9,800	44,850
Petrobras Distribuidora S.A.	5,800	43,355
Porto Seguro S.A.	700	10,918
Transmissora Alianca de Energia Eletrica S.A.	5,200	40,305
YDUQS Part	1,800	21,254

Total Brazil		467,732

Canada - 3.1%
AltaGas Ltd.(a)	1,711	26,099
Bank of Montreal(a)	1,941	150,640
Bank of Nova Scotia (The)	3,124	176,707
BCE, Inc.	3,906	181,211
Canadian Imperial Bank of Commerce	1,366	113,831
Canadian Natural Resources Ltd.	4,400	142,510
Canadian Utilities Ltd. Class A(a)	400	12,082
Capital Power Corp.(a)	600	15,912
Chartwell Retirement Residences	1,700	18,222
Emera, Inc.(a)	1,671	71,891
Enbridge, Inc.	10,091	401,772
Gibson Energy, Inc.(a)	900	18,455
Great-West Lifeco, Inc.	2,091	53,631
Husky Energy, Inc.	6,700	53,838
Hydro One Ltd.(a)(b)	2,535	49,029
IGM Financial, Inc.(a)	1,328	38,178
Inter Pipeline Ltd.(a)	2,735	47,540
Manulife Financial Corp.	3,388	68,870
Methanex Corp.	500	19,337
National Bank of Canada	1,144	63,589
Northland Power, Inc.(a)	700	14,683
Pembina Pipeline Corp.(a)	2,408	89,375
Power Financial Corp.(a)	3,034	81,749
Royal Bank of Canada	3,597	285,014
Suncor Energy, Inc.	5,600	183,795
TC Energy Corp.	3,599	191,947
TELUS Corp.	2,547	98,757
Toronto-Dominion Bank (The)	4,593	257,959
TransAlta Renewables, Inc.(a)	1,300	15,559

Total Canada		2,942,182

Chile - 0.0%
Cia Cervecerias Unidas S.A.	2,303	22,572
Colbun S.A.	154,999	24,736

Total Chile		47,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2019

Investments	Shares	Value
China - 3.8%
Agile Group Holdings Ltd.	16,000	$24,066
Agricultural Bank of China Ltd. Class H	200,074	88,074
Anhui Conch Cement Co., Ltd. Class H	6,000	43,738
Bank of China Ltd. Class H	379,366	162,131
Bank of Communications Co., Ltd. Class H	67,125	47,726
Beijing Enterprises Water Group Ltd.*	32,000	16,181
CGN Power Co., Ltd. Class H(b)	62,000	16,551
China CITIC Bank Corp., Ltd. Class H	55,000	32,964
China Communications Construction Co., Ltd. Class H	41,000	33,413
China Construction Bank Corp. Class H	556,536	480,696
China Everbright International Ltd.	30,000	24,064
China Jinmao Holdings Group Ltd.	42,000	32,719
China Minsheng Banking Corp., Ltd. Class H(a)	63,500	48,001
China Mobile Ltd.	75,500	634,674
China Petroleum & Chemical Corp. Class H	244,000	146,867
China Power International Development Ltd.	115,000	24,648
China Shenhua Energy Co., Ltd. Class H	32,000	66,860
China Vanke Co., Ltd. Class H	7,400	31,578
China Zhongwang Holdings Ltd.(a)	40,800	16,285
CIFI Holdings Group Co., Ltd.	40,000	33,830
CITIC Ltd.	112,000	149,778
CNOOC Ltd.	226,415	376,593
COSCO Shipping Ports Ltd.	20,000	16,376
Country Garden Holdings Co., Ltd.	46,000	73,677
Far East Horizon Ltd.	16,000	14,990
Fosun International Ltd.	44,000	64,150
Great Wall Motor Co., Ltd. Class H(a)	33,000	24,395
Guangzhou Automobile Group Co., Ltd. Class H	30,000	37,347
Hengan International Group Co., Ltd.	5,500	39,176
Industrial & Commercial Bank of China Ltd. Class H	335,000	257,964
Kingboard Holdings Ltd.	14,000	44,380
Kingboard Laminates Holdings Ltd.	14,500	17,977
KWG Group Holdings Ltd.*	24,000	33,635
Lee & Man Paper Manufacturing Ltd.	35,000	26,502
Longfor Group Holdings Ltd.(b)	8,000	37,475
Midea Real Estate Holding Ltd.(a)(b)	3,600	11,042
Nine Dragons Paper Holdings Ltd.	30,000	31,187
PetroChina Co., Ltd. Class H	152,000	76,275
Postal Savings Bank of China Co., Ltd. Class H(b)	33,000	22,447
Shenzhen Investment Ltd.	44,000	17,619
Shimao Property Holdings Ltd.	12,500	48,448
Sinotruk Hong Kong Ltd.	14,500	30,929
Weichai Power Co., Ltd. Class H	18,000	37,978
Xinyi Glass Holdings Ltd.	16,000	21,192
Yuexiu Property Co., Ltd.	112,000	25,873
Yuzhou Properties Co., Ltd.	46,700	25,712

Total China		3,568,183

Czech Republic - 0.1%
CEZ AS	1,514	34,071
O2 Czech Republic AS	2,196	22,697

Total Czech Republic		56,768

Denmark - 0.1%
Danske Bank A/S	1,724	27,918
H. Lundbeck A/S	1,239	47,349
Topdanmark A/S	574	28,316

Total Denmark		103,583

Finland - 0.7%
Elisa Oyj	959	53,017
Fortum Oyj	4,775	117,919
Kesko Oyj Class B	339	24,004
Nokian Renkaat Oyj	450	12,946
Nordea Bank Abp	19,766	159,715
Sampo Oyj Class A	2,853	124,609
Stora Enso Oyj Class R	2,421	35,233
UPM-Kymmene Oyj	2,468	85,631
Wartsila Oyj Abp	2,622	28,990

Total Finland		642,064

France - 2.8%
Amundi S.A.(b)	514	40,330
AXA S.A.	8,532	240,483
BNP Paribas S.A.	4,561	270,475
Bouygues S.A.	1,849	78,620
Cie de Saint-Gobain	1,930	79,074
Cie Generale des Etablissements Michelin SCA	601	73,601
CNP Assurances	2,169	43,167
Covivio	341	38,737
Credit Agricole S.A.	12,406	179,990
Engie S.A.	7,252	117,221
Eutelsat Communications S.A.	2,011	32,709
ICADE	515	56,103
Imerys S.A.	652	27,577
Klepierre S.A.	1,739	66,076
Lagardere SCA	668	14,569
Natixis S.A.	8,019	35,627
Nexity S.A.	307	15,432
Orange S.A.	11,381	167,610
Publicis Groupe S.A.	404	18,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2019

Investments	Shares	Value
Renault S.A.	1,846	$87,403
Rexel S.A.	1,751	23,281
SCOR SE	963	40,450
Societe BIC S.A.	314	21,853
Societe Generale S.A.	4,025	140,128
Suez	762	11,534
TOTAL S.A.	11,845	654,164
Valeo S.A.	864	30,463
Veolia Environnement S.A.	1,817	48,358

Total France		2,653,338

Germany - 3.1%
Allianz SE Registered Shares	1,243	304,726
BASF SE	3,788	286,374
Bayer AG Registered Shares	3,328	271,995
Bayerische Motoren Werke AG	2,972	244,000
Continental AG	737	95,353
Covestro AG(b)	903	42,014
Daimler AG Registered Shares	6,684	370,413
Deutsche Lufthansa AG Registered Shares	2,585	47,616
Deutsche Post AG Registered Shares	3,972	151,636
Deutsche Telekom AG Registered Shares	17,598	287,812
DWS Group GmbH & Co. KGaA(b)	573	20,389
E.ON SE	8,786	93,928
Evonik Industries AG	2,271	69,364
Hochtief AG	299	38,161
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	492	145,247
Siemens AG Registered Shares	2,372	310,296
Siltronic AG	255	25,681
Telefonica Deutschland Holding AG	30,417	88,226
TUI AG	3,413	43,674
Wacker Chemie AG	226	17,159

Total Germany		2,954,064

Hong Kong - 0.8%
BOC Hong Kong Holdings Ltd.	39,500	137,128
Chow Tai Fook Jewellery Group Ltd.	19,600	18,740
CLP Holdings Ltd.	8,000	84,089
Hang Lung Group Ltd.	9,000	22,247
Hang Seng Bank Ltd.	5,500	113,645
Henderson Land Development Co., Ltd.	16,100	79,035
New World Development Co., Ltd.	36,472	49,991
PCCW Ltd.	70,000	41,415
Power Assets Holdings Ltd.	4,500	32,919
Sino Land Co., Ltd.	26,000	37,773
SJM Holdings Ltd.	19,000	21,629
Sun Hung Kai Properties Ltd.	7,500	114,832
Swire Pacific Ltd. Class A	4,000	37,167
Wharf Holdings Ltd. (The)	5,519	14,039

Total Hong Kong		804,649

India - 0.3%
Bharat Petroleum Corp., Ltd.	5,872	40,438
Bharti Infratel Ltd.	9,405	33,270
Hindustan Petroleum Corp., Ltd.	6,703	24,839
Indian Oil Corp., Ltd.	24,900	43,798
NTPC Ltd.	18,700	31,189
Oil & Natural Gas Corp., Ltd.	26,613	48,022
Power Grid Corp. of India Ltd.	9,698	25,849
REC Ltd.	8,614	17,269
Vedanta Ltd.	31,880	68,090

Total India		332,764

Indonesia - 0.1%
Hanjaya Mandala Sampoerna Tbk PT	100,900	15,263
Telekomunikasi Indonesia Persero Tbk PT	280,700	80,272
United Tractors Tbk PT	19,100	29,615

Total Indonesia		125,150

Ireland - 0.1%
AIB Group PLC	12,192	42,507
Bank of Ireland Group PLC	4,953	27,143

Total Ireland		69,650

Israel - 0.0%
Bank Leumi Le-Israel BM	2,651	19,295
Israel Chemicals Ltd.	5,798	27,278

Total Israel		46,573

Italy - 1.4%
ACEA SpA	1,398	28,937
Assicurazioni Generali SpA	3,660	75,573
Azimut Holding SpA	2,078	49,637
Enel SpA	38,282	303,895
Eni SpA	17,970	279,292
Intesa Sanpaolo SpA	101,408	267,331
Italgas SpA	1,422	8,690
Mediobanca Banca di Credito Finanziario SpA	2,709	29,843
Poste Italiane SpA(b)	5,346	60,729
Snam SpA	16,382	86,170
Telecom Italia SpA RSP	23,896	14,640
Terna Rete Elettrica Nazionale SpA	10,468	69,961
Unione di Banche Italiane SpA(a)	4,259	13,921
UnipolSai Assicurazioni SpA(a)	13,981	40,646

Total Italy		1,329,265

Japan - 4.3%
AEON Financial Service Co., Ltd.(a)	1,100	17,481
Aisin Seiki Co., Ltd.	1,500	56,177
Bridgestone Corp.(a)	2,200	82,392
Canon, Inc.(a)	6,900	189,619
Concordia Financial Group Ltd.	5,800	24,123
Denka Co., Ltd.	500	15,045
DIC Corp.	500	13,964
Fukuoka Financial Group, Inc.	900	17,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2019

Investments	Shares	Value
Haseko Corp.	1,400	$18,950
Honda Motor Co., Ltd.(a)	6,300	179,652
ITOCHU Corp.	4,742	110,592
Japan Post Holdings Co., Ltd.	9,700	91,578
Japan Post Insurance Co., Ltd.	2,500	42,834
Japan Tobacco, Inc.(a)	11,700	261,884
JXTG Holdings, Inc.	15,000	68,723
Kansai Electric Power Co., Inc. (The)(a)	3,400	39,561
KDDI Corp.	7,400	221,506
Komatsu Ltd.	4,000	97,244
Konica Minolta, Inc.	2,800	18,370
Lawson, Inc.	400	22,783
Marubeni Corp.	8,669	64,661
Matsui Securities Co., Ltd.(a)	1,600	12,750
Mebuki Financial Group, Inc.	11,100	28,599
Mitsubishi Chemical Holdings Corp.	7,300	54,914
Mitsubishi Corp.	6,700	178,790
Mitsubishi Gas Chemical Co., Inc.	1,600	24,646
Mitsubishi Motors Corp.	6,800	28,658
Mitsubishi Tanabe Pharma Corp.	3,200	59,127
Mitsubishi UFJ Financial Group, Inc.	39,300	214,518
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	12,993
Mitsui Chemicals, Inc.	1,000	24,661
Mizuho Financial Group, Inc.	80,800	125,131
MS&AD Insurance Group Holdings, Inc.	1,100	36,550
Nikon Corp.	2,200	27,208
Nippon Electric Glass Co., Ltd.(a)	1,100	24,708
Nissan Motor Co., Ltd.	24,900	145,745
NSK Ltd.	3,100	29,695
NTT DOCOMO, Inc.	10,600	296,322
SBI Holdings, Inc.	800	17,042
Seiko Epson Corp.	2,200	33,504
Sekisui House Ltd.	2,600	55,828
Shimizu Corp.	1,800	18,484
Showa Denko K.K.	900	24,008
Softbank Corp.	20,400	273,971
Sojitz Corp.	12,400	40,164
Subaru Corp.	2,300	57,429
SUMCO Corp.(a)	1,200	20,163
Sumitomo Corp.	4,386	65,543
Sumitomo Mitsui Financial Group, Inc.(a)	5,000	185,783
Sumitomo Rubber Industries Ltd.(a)	1,700	20,915
Takeda Pharmaceutical Co., Ltd.	6,600	263,089
Tosoh Corp.	1,300	20,276
Ube Industries Ltd.	700	15,324
Yamaha Motor Co., Ltd.(a)	1,700	34,461

Total Japan		4,125,571

Malaysia - 0.2%
AMMB Holdings Bhd	20,900	19,978
CIMB Group Holdings Bhd	16,900	21,277
DiGi.Com Bhd	34,900	38,053
Malayan Banking Bhd	27,700	58,508
MISC Bhd	5,600	11,431
Petronas Gas Bhd	5,100	20,722
RHB Bank Bhd	16,300	23,032
YTL Corp. Bhd	67,000	16,052

Total Malaysia		209,053

Mexico - 0.2%
Alfa S.A.B. de C.V. Class A	25,500	21,174
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	2,903	34,538
Grupo Financiero Banorte S.A.B. de C.V. Class O	11,800	66,017
Grupo Mexico S.A.B. de C.V. Series B	30,512	83,793
Industrias Penoles S.A.B. de C.V.	1,255	13,173

Total Mexico		218,695

Netherlands - 0.6%
ABN AMRO Bank N.V. CVA(b)	2,370	43,150
ING Groep N.V.	19,272	231,212
Koninklijke Ahold Delhaize N.V.	4,519	113,093
Koninklijke KPN N.V.(a)	16,977	50,138
NN Group N.V.	1,325	50,301
Randstad N.V.	597	36,482

Total Netherlands		524,376

New Zealand - 0.2%
Mercury NZ Ltd.	14,323	48,798
Meridian Energy Ltd.	13,971	47,128
Spark New Zealand Ltd.	17,317	50,587
Vector Ltd.	3,969	9,988

Total New Zealand		156,501

Norway - 0.8%
Aker ASA Class A	259	16,019
Aker BP ASA(a)	2,064	67,647
DNB ASA	5,201	97,068
Equinor ASA	14,559	290,772
Gjensidige Forsikring ASA	2,053	43,047
Mowi ASA	2,714	70,480
Storebrand ASA	3,492	27,428
Telenor ASA	6,861	122,935

Total Norway		735,396

Philippines - 0.1%
DMCI Holdings, Inc.	105,800	13,809
Manila Electric Co.	3,150	19,717
PLDT, Inc.	910	17,752

Total Philippines		51,278

Poland - 0.1%
Bank Polska Kasa Opieki S.A.	621	16,471
Santander Bank Polska S.A.	518	42,044

Total Poland		58,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2019

Investments	Shares	Value
Portugal - 0.2%
EDP - Energias de Portugal S.A.	17,731	$76,906
Galp Energia, SGPS, S.A.	2,885	48,252
NOS, SGPS, S.A.	5,689	30,652

Total Portugal		155,810

Russia - 2.0%
Gazprom Neft PJSC ADR	318	10,653
Gazprom PJSC ADR	57,129	470,057
Lukoil PJSC ADR	2,739	271,654
Magnit PJSC GDR Reg S	4,804	57,912
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	5,881	50,929
MMC Norilsk Nickel PJSC ADR	9,721	296,977
Mobile TeleSystems PJSC ADR	5,857	59,449
Rosneft Oil Co. PJSC GDR Reg S	10,746	77,457
Sberbank of Russia PJSC ADR	17,907	294,391
Tatneft PJSC ADR	4,052	299,281

Total Russia		1,888,760

Singapore - 0.7%
ComfortDelGro Corp., Ltd.	13,800	24,426
DBS Group Holdings Ltd.	7,700	148,199
Genting Singapore Ltd.	50,700	34,689
NetLink NBN Trust	35,300	24,808
Olam International Ltd.	19,000	25,575
Oversea-Chinese Banking Corp., Ltd.	12,254	100,062
SATS Ltd.	5,200	19,568
Singapore Technologies Engineering Ltd.	12,000	35,162
Singapore Telecommunications Ltd.	61,400	153,882
United Overseas Bank Ltd.	4,213	82,747

Total Singapore		649,118

South Africa - 0.7%
Absa Group Ltd.	2,851	30,440
African Rainbow Minerals Ltd.	2,021	23,653
Assore Ltd.	1,167	22,700
FirstRand Ltd.	17,615	79,109
Foschini Group Ltd. (The)(a)	3,136	33,525
Kumba Iron Ore Ltd.(a)	851	25,381
Liberty Holdings Ltd.	1,494	11,822
Mr. Price Group Ltd.	2,281	29,770
MTN Group Ltd.(a)	9,953	58,714
Nedbank Group Ltd.	3,120	47,815
Old Mutual Ltd.	35,059	49,291
RMB Holdings Ltd.	4,949	28,469
Sanlam Ltd.	8,914	50,423
SPAR Group Ltd. (The)	2,017	28,489
Standard Bank Group Ltd.	6,850	82,454
Telkom S.A. SOC Ltd.	3,272	8,147
Vodacom Group Ltd.	2,483	20,473

Total South Africa		630,675

South Korea - 0.5%
Hana Financial Group, Inc.	2,123	67,741
Hyundai Heavy Industries Holdings Co., Ltd.	79	23,089
Industrial Bank of Korea	2,575	26,274
KB Financial Group, Inc.	1,917	78,987
KT&G Corp.	433	35,121
Meritz Securities Co., Ltd.	2,178	7,138
POSCO	524	107,161
Samsung Fire & Marine Insurance Co., Ltd.	195	41,059
SK Innovation Co., Ltd.	200	25,941
SK Telecom Co., Ltd.	248	51,039
Woori Financial Group, Inc.	4,028	40,404

Total South Korea		503,954

Spain - 1.7%
Acciona S.A.(a)	141	14,846
ACS Actividades de Construccion y Servicios S.A.	1,771	70,870
Aena SME S.A.(b)	573	109,664
Banco Bilbao Vizcaya Argentaria S.A.	13,673	76,479
Banco Santander S.A.	32,164	134,668
Bankia S.A.	23,931	51,106
Bankinter S.A.	5,139	37,680
Bolsas y Mercados Espanoles SHMSF S.A.	506	19,527
CaixaBank S.A.	29,436	92,451
Cia de Distribucion Integral Logista Holdings S.A.	1,124	25,360
Endesa S.A.(a)	6,152	164,285
Iberdrola S.A.	24,344	250,854
Mediaset Espana Comunicacion S.A.	2,515	15,979
Naturgy Energy Group S.A.	4,743	119,258
Prosegur Cash S.A.(a)(b)	12,961	19,757
Red Electrica Corp. S.A.	3,638	73,200
Repsol S.A.	9,120	142,604
Telefonica S.A.	18,605	130,045
Zardoya Otis S.A.	2,600	20,503

Total Spain		1,569,136

Sweden - 0.6%
Hennes & Mauritz AB Class B	5,233	106,482
Intrum AB(a)	792	23,639
Lundin Petroleum AB	1,361	46,277
Peab AB Class B	1,673	16,755
Skandinaviska Enskilda Banken AB Class A	10,904	102,598
Svenska Handelsbanken AB Class A	2,103	22,668
Swedbank AB Class A	8,152	121,439
Telia Co. AB	22,937	98,623

Total Sweden		538,481

Switzerland - 1.2%
ABB Ltd. Registered Shares	5,896	142,293
Adecco Group AG Registered Shares	459	29,018
Dufry AG Registered Shares*	435	43,134
Kuehne + Nagel International AG Registered Shares	646	108,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2019

Investments	Shares	Value
LafargeHolcim Ltd. Registered Shares*	1,457	$80,798
Sunrise Communications Group AG*(b)	256	20,105
Swiss Re AG	1,259	141,326
Swisscom AG Registered Shares	191	101,107
UBS Group AG Registered Shares*	16,891	213,242
Zurich Insurance Group AG	569	233,335

Total Switzerland		1,113,231

Taiwan - 1.9%
Asia Cement Corp.	22,000	35,190
Cathay Financial Holding Co., Ltd.	1,719	2,440
China Steel Corp.	96,000	76,539
Chunghwa Telecom Co., Ltd.	23,000	84,398
Compal Electronics, Inc.	72,000	45,275
CTBC Financial Holding Co., Ltd.	80,480	60,138
Delta Electronics, Inc.	12,000	60,646
Far Eastern New Century Corp.	44,000	43,814
First Financial Holding Co., Ltd.	75,117	59,388
Formosa Chemicals & Fibre Corp.	42,000	122,594
Formosa Plastics Corp.	32,000	106,535
Fubon Financial Holding Co., Ltd.	18,195	28,163
Hon Hai Precision Industry Co., Ltd.	93,000	281,696
Lite-On Technology Corp.	17,000	27,986
Mega Financial Holding Co., Ltd.	80,941	82,623
Micro-Star International Co., Ltd.	5,000	14,461
Nan Ya Plastics Corp.	57,000	138,426
Nanya Technology Corp.	16,000	44,514
Novatek Microelectronics Corp.	6,000	43,834
Pegatron Corp.	16,680	38,060
Pou Chen Corp.	29,000	37,922
Powertech Technology, Inc.	9,000	29,963
Quanta Computer, Inc.	29,210	62,655
SinoPac Financial Holdings Co., Ltd.	86,559	37,538
Taiwan Cement Corp.	53,000	77,262
Taiwan Mobile Co., Ltd.	10,800	40,351
Walsin Technology Corp.	4,000	31,891
Wistron Corp.	27,000	25,535
Yageo Corp.	4,000	58,311
Yuanta Financial Holding Co., Ltd.	75,000	50,539

Total Taiwan		1,848,687

Thailand - 0.2%
Delta Electronics Thailand PCL NVDR	8,200	14,646
Indorama Ventures PCL NVDR	16,900	19,747
IRPC PCL NVDR	264,000	32,434
Krung Thai Bank PCL NVDR	30,600	16,754
Land & Houses PCL NVDR	82,500	26,992
PTT Exploration & Production PCL NVDR	7,800	32,420
PTT PCL NVDR	30,200	44,362
Siam Cement PCL (The) NVDR	2,200	28,791
TMB Bank PCL NVDR	291,200	16,332

Total Thailand		232,478

Turkey - 0.1%
Ford Otomotiv Sanayi AS	2,277	27,109
Iskenderun Demir ve Celik AS	31,286	42,111
Turkcell Iletisim Hizmetleri AS	10,540	24,441

Total Turkey		93,661

United Kingdom - 6.9%
Admiral Group PLC	1,520	46,495
Anglo American PLC	5,726	164,833
Aviva PLC	12,238	67,881
BAE Systems PLC	13,186	98,660
Barclays PLC	56,302	133,987
Barratt Developments PLC	8,039	79,510
Bellway PLC	524	26,427
BP PLC	117,286	732,747
British American Tobacco PLC	14,801	633,621
British Land Co. PLC (The)	5,109	43,235
BT Group PLC	70,737	180,333
Carnival PLC	1,077	51,991
Centrica PLC	64,550	76,363
Cineworld Group PLC(a)	13,572	39,393
Close Brothers Group PLC	1,262	26,716
DS Smith PLC	8,514	43,334
easyJet PLC	1,802	34,006
Evraz PLC	17,816	95,351
Fiat Chrysler Automobiles N.V.	6,882	101,924
GlaxoSmithKline PLC	20,695	487,726
Hays PLC	14,477	34,828
HSBC Holdings PLC	73,798	578,665
IMI PLC	1,749	27,317
Imperial Brands PLC	9,365	231,874
Inchcape PLC	2,443	22,849
Investec PLC	4,481	26,303
Jupiter Fund Management PLC	4,738	25,709
Land Securities Group PLC	3,887	50,978
Legal & General Group PLC	26,993	108,350
Lloyds Banking Group PLC	257,005	212,792
Micro Focus International PLC	3,015	42,489
National Grid PLC	12,234	153,043
Persimmon PLC	3,143	112,211
Phoenix Group Holdings PLC	4,748	47,111
Redrow PLC	2,118	20,903
Rio Tinto PLC	6,703	399,858
Royal Dutch Shell PLC Class A	24,390	722,143
Royal Mail PLC	6,357	19,058
RSA Insurance Group PLC	4,818	36,100
Schroders PLC	648	28,620
Signature Aviation PLC	2,928	12,304
SSE PLC	4,733	90,195
St. James’s Place PLC	2,501	38,582
Standard Life Aberdeen PLC	2,997	13,026
Taylor Wimpey PLC	36,856	94,428
Travis Perkins PLC	897	19,037
United Utilities Group PLC	1,932	24,146
Vodafone Group PLC	104,418	203,010

Total United Kingdom		6,560,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2019

Investments	Shares	Value
United States - 56.1%
3M Co.	4,344	$766,369
AbbVie, Inc.	18,023	1,595,756
AES Corp.	4,592	91,381
Altria Group, Inc.	29,996	1,497,100
American Campus Communities, Inc.	547	25,725
American Eagle Outfitters, Inc.(a)	1,674	24,608
American Electric Power Co., Inc.	3,413	322,563
American Financial Group, Inc.	521	57,128
Amgen, Inc.	3,689	889,307
Antero Midstream Corp.(a)	11,751	89,190
Apache Corp.	4,078	104,356
Apartment Investment & Management Co. Class A	785	40,545
Apollo Global Management, Inc.(a)	1,481	70,659
Archer-Daniels-Midland Co.	4,089	189,525
Ares Management Corp. Class A	617	22,021
Associated Banc-Corp.	1,431	31,539
AT&T, Inc.	82,189	3,211,946
Avangrid, Inc.(a)	2,316	118,487
Avista Corp.	276	13,273
AVX Corp.	1,191	24,380
Bank OZK	841	25,655
Blackstone Group, Inc. (The) Class A	4,291	240,039
Boston Properties, Inc.	652	89,885
Bristol-Myers Squibb Co.	10,742	689,529
Brixmor Property Group, Inc.	3,489	75,397
Broadcom, Inc.	3,198	1,010,632
Cabot Corp.	387	18,390
Cadence BanCorp	1,019	18,474
Camden Property Trust	488	51,777
Campbell Soup Co.(a)	1,810	89,450
Cardinal Health, Inc.	1,983	100,300
CareTrust REIT, Inc.	534	11,016
Cathay General Bancorp	617	23,477
CenterPoint Energy, Inc.	4,338	118,297
CenturyLink, Inc.	25,274	333,870
Chemours Co. (The)(a)	2,862	51,774
Chevron Corp.	16,114	1,941,898
Cisco Systems, Inc.	26,959	1,292,954
Citizens Financial Group, Inc.	2,798	113,627
CNA Financial Corp.	2,154	96,521
Coca-Cola Co. (The)	26,669	1,476,129
Cohen & Steers, Inc.	373	23,409
Columbia Banking System, Inc.	335	13,629
Comerica, Inc.	1,142	81,939
Consolidated Edison, Inc.	2,328	210,614
CoreSite Realty Corp.	213	23,882
Corporate Office Properties Trust	623	18,304
Coty, Inc. Class A	7,701	86,636
Crown Castle International Corp.	2,281	324,244
CubeSmart	1,219	38,374
Cullen/Frost Bankers, Inc.(a)	370	36,179
Cummins, Inc.	981	175,560
CVB Financial Corp.	792	17,091
CVR Energy, Inc.	1,545	62,464
Delek U.S. Holdings, Inc.	591	19,816
DiamondRock Hospitality Co.	2,999	33,229
Digital Realty Trust, Inc.(a)	1,130	135,306
Dominion Energy, Inc.	6,799	563,093
DTE Energy Co.	1,159	150,519
Duke Energy Corp.	5,918	539,781
DuPont de Nemours, Inc.	7,332	470,714
Eastman Chemical Co.	1,063	84,253
Eaton Vance Corp.	425	19,843
Edison International	2,176	164,092
Emerson Electric Co.	3,910	298,177
Entergy Corp.	1,589	190,362
EPR Properties	802	56,653
Equitrans Midstream Corp.(a)	5,571	74,429
Evergy, Inc.	1,365	88,848
Exelon Corp.	6,655	303,401
Extended Stay America, Inc.	3,540	52,604
Extra Space Storage, Inc.	735	77,631
Exxon Mobil Corp.	43,599	3,042,338
Federal Realty Investment Trust	394	50,720
Federated Investors, Inc. Class B	732	23,856
Fifth Third Bancorp	3,810	117,119
First American Financial Corp.	557	32,484
First Financial Bancorp	712	18,113
First Hawaiian, Inc.	741	21,378
First Horizon National Corp.	1,608	26,628
FirstEnergy Corp.	3,719	180,743
Flowers Foods, Inc.	1,664	36,175
Fluor Corp.	1,515	28,603
FNB Corp.	3,033	38,519
Foot Locker, Inc.	748	29,165
Ford Motor Co.	52,977	492,686
Franklin Resources, Inc.	3,002	77,992
Fulton Financial Corp.	1,115	19,434
Gaming and Leisure Properties, Inc.	2,073	89,243
Gap, Inc. (The)	5,120	90,522
General Mills, Inc.	4,196	224,738
General Motors Co.	12,653	463,100
Genuine Parts Co.	989	105,061
Gilead Sciences, Inc.	10,336	671,633
Goodyear Tire & Rubber Co. (The)	3,063	47,645
H&R Block, Inc.(a)	2,136	50,153
Halliburton Co.	7,763	189,961
Hanesbrands, Inc.(a)	3,381	50,208
Harley-Davidson, Inc.(a)	857	31,872
Healthcare Trust of America, Inc. Class A	1,878	56,866
Healthpeak Properties, Inc. REIT	3,200	110,304
Helmerich & Payne, Inc.	2,032	92,314
Hewlett Packard Enterprise Co.	9,550	151,463
Highwoods Properties, Inc.	754	36,878
Host Hotels & Resorts, Inc.	6,311	117,069
HP, Inc.	13,033	267,828
Huntington Bancshares, Inc.	6,613	99,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2019

Investments	Shares	Value
Ingredion, Inc.	499	$46,382
International Business Machines Corp.	8,343	1,118,296
International Paper Co.	3,581	164,905
Interpublic Group of Cos., Inc. (The)	4,405	101,756
Investors Bancorp, Inc.	2,261	26,940
Iron Mountain, Inc.(a)	3,527	112,406
J.M. Smucker Co. (The)	773	80,493
John Wiley & Sons, Inc. Class A	528	25,619
Juniper Networks, Inc.	2,660	65,516
KAR Auction Services, Inc.(a)	1,405	30,615
Kellogg Co.	2,581	178,502
Kennedy-Wilson Holdings, Inc.	1,077	24,017
KeyCorp	6,342	128,362
Kimberly-Clark Corp.	2,141	294,495
Kimco Realty Corp.(a)	3,270	67,722
Kinder Morgan, Inc.	20,884	442,114
Kohl’s Corp.	1,883	95,939
Kraft Heinz Co. (The)	17,501	562,307
L Brands, Inc.	4,007	72,607
Lamar Advertising Co. Class A	774	69,087
Las Vegas Sands Corp.	8,771	605,550
Legg Mason, Inc.	566	20,325
Leggett & Platt, Inc.	375	19,061
Liberty Property Trust	1,490	89,475
Macerich Co. (The)(a)	2,896	77,960
Macquarie Infrastructure Corp.	1,339	57,363
Macy’s, Inc.(a)	6,882	116,994
Marathon Petroleum Corp.	4,635	279,259
Maxim Integrated Products, Inc.	1,421	87,406
Medical Properties Trust, Inc.	4,203	88,725
Mercury General Corp.	276	13,449
MetLife, Inc.	5,320	271,160
Mid-America Apartment Communities, Inc.	768	101,268
Molson Coors Brewing Co. Class B	1,497	80,688
Morgan Stanley	7,787	398,071
MSC Industrial Direct Co., Inc. Class A	481	37,744
Murphy Oil Corp.(a)	2,272	60,890
National Health Investors, Inc.	446	36,340
National Retail Properties, Inc.	1,140	61,127
Navient Corp.	3,232	44,214
NetApp, Inc.	1,819	113,233
New York Community Bancorp, Inc.(a)	4,515	54,270
Newell Brands, Inc.	5,057	97,196
Nordstrom, Inc.(a)	1,644	67,289
NorthWestern Corp.	466	33,398
Nu Skin Enterprises, Inc. Class A	527	21,596
Nucor Corp.	2,230	125,504
Occidental Petroleum Corp.	13,007	536,018
OGE Energy Corp.	1,376	61,191
Old National Bancorp	836	15,290
Old Republic International Corp.	2,499	55,903
Olin Corp.	1,924	33,189
Omega Healthcare Investors, Inc.(a)	2,323	98,379
Omnicom Group, Inc.	1,706	138,220
ONEOK, Inc.	4,222	319,479
Outfront Media, Inc.	1,563	41,920
PACCAR, Inc.	3,426	270,997
PacWest Bancorp	1,744	66,743
Paramount Group, Inc.	2,381	33,144
Park Hotels & Resorts, Inc.	3,684	95,305
Pattern Energy Group, Inc. Class A	1,263	33,792
Paychex, Inc.	2,373	201,847
PBF Energy, Inc. Class A	1,281	40,185
Pebblebrook Hotel Trust	1	27
Penske Automotive Group, Inc.	734	36,861
People’s United Financial, Inc.	3,508	59,285
Pfizer, Inc.	46,734	1,831,038
Philip Morris International, Inc.	19,184	1,632,367
Phillips 66	3,017	336,124
Piedmont Office Realty Trust, Inc. Class A	1,752	38,964
Pinnacle West Capital Corp.	1,016	91,369
PotlatchDeltic Corp.	397	17,178
PPL Corp.	6,842	245,491
Principal Financial Group, Inc.	1,641	90,255
Progressive Corp. (The)	3,227	233,603
Prudential Financial, Inc.	2,852	267,347
Public Service Enterprise Group, Inc.	3,606	212,934
Public Storage	881	187,618
QTS Realty Trust, Inc. Class A	205	11,125
QUALCOMM, Inc.	8,338	735,662
Rayonier, Inc.	1,086	35,577
Realty Income Corp.	1,991	146,597
Regency Centers Corp.	879	55,456
Regions Financial Corp.	5,939	101,913
Ryder System, Inc.	684	37,148
Ryman Hospitality Properties, Inc.	376	32,584
Sabra Health Care REIT, Inc.	2,359	50,341
Santander Consumer USA Holdings, Inc.	1,538	35,943
Service Properties Trust	2,786	67,783
Simon Property Group, Inc.	2,675	398,468
SITE Centers Corp.(a)	1,499	21,016
Six Flags Entertainment Corp.	1,256	56,658
Sonoco Products Co.	730	45,056
South Jersey Industries, Inc.(a)	852	28,099
Southern Co. (The)	8,977	571,835
Spectrum Brands Holdings, Inc.	416	26,745
Spirit Realty Capital, Inc.	321	15,787
State Street Corp.	1,949	154,166
Steel Dynamics, Inc.	1,697	57,766
STORE Capital Corp.	1,457	54,259
Synovus Financial Corp.	891	34,927
Tapestry, Inc.	3,310	89,271
Targa Resources Corp.	4,659	190,227
TFS Financial Corp.	2,237	44,024
Trinity Industries, Inc.(a)	1,251	27,710
Truist Financial Corp.	6,181	348,114
Umpqua Holdings Corp.	2,802	49,595
United Bankshares, Inc.	627	24,240
United Parcel Service, Inc. Class B	4,690	549,011
Unum Group	1,715	50,009
Urban Edge Properties	1,006	19,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2019

Investments	Shares	Value
Valero Energy Corp.	3,531	$330,678
Valley National Bancorp	3,197	36,606
Ventas, Inc.	2,567	148,219
VEREIT, Inc.	9,646	89,129
Verizon Communications, Inc.	35,254	2,164,596
VICI Properties, Inc.(a)	3,368	86,052
Vornado Realty Trust	781	51,937
W.P. Carey, Inc.	1,408	112,696
Walgreens Boots Alliance, Inc.	6,587	388,370
Washington Real Estate Investment Trust	773	22,556
Webster Financial Corp.	575	30,682
Wells Fargo & Co.	26,395	1,420,051
Welltower, Inc.	2,582	211,156
WesBanco, Inc.	393	14,851
Western Digital Corp.	2,140	135,826
Western Union Co. (The)(a)	3,609	96,649
WestRock Co.	2,867	123,023
Weyerhaeuser Co.	4,818	145,504
Whirlpool Corp.(a)	597	88,075
Williams Cos., Inc. (The)	16,829	399,184
Wynn Resorts Ltd.	759	105,402
Xerox Holdings Corp.	2,258	83,252

Total United States		53,213,159

TOTAL COMMON STOCKS (Cost: $86,786,538)		94,580,346

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/21/20* (Cost: $4,306)	9,120	4,330

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)
(Cost: $2,543,703)(d)	2,543,703	2,543,703

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $89,334,547)		97,128,379
Other Assets less Liabilities - (2.4)%		(2,243,401)

NET ASSETS - 100.0%		$94,884,978

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,081,979 and the total market value of the collateral held by the Fund was $4,198,032. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,654,329.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 100.0%

India - 100.0%

Aerospace & Defense - 0.2%
Bharat Electronics Ltd.	1,298,777	$1,820,482

Airlines - 0.0%
InterGlobe Aviation Ltd.(a)	14,080	263,055

Auto Components - 1.2%
Apollo Tyres Ltd.	525,924	1,207,638
Balkrishna Industries Ltd.	134,890	1,871,935
Bharat Forge Ltd.	330,437	2,236,688
Ceat Ltd.	32,510	450,383
Endurance Technologies Ltd.(a)	24,588	372,481
Exide Industries Ltd.	341,044	891,095
Mahindra CIE Automotive Ltd.*	311,690	719,421
Minda Industries Ltd.	54,639	269,336
Motherson Sumi Systems Ltd.	1,509,731	3,099,703
Sundram Fasteners Ltd.	52,437	367,355
Varroc Engineering Ltd.(a)	56,861	332,986

Total Auto Components		11,819,021

Automobiles - 4.7%
Bajaj Auto Ltd.	127,965	5,709,990
Eicher Motors Ltd.	21,172	6,678,415
Hero MotoCorp., Ltd.	195,710	6,698,539
Mahindra & Mahindra Ltd.	1,549,754	11,540,951
Maruti Suzuki India Ltd.	152,205	15,712,620
TVS Motor Co., Ltd.	114,969	754,534

Total Automobiles		47,095,049

Banks - 7.6%
AU Small Finance Bank Ltd.(a)	25,440	286,234
Axis Bank Ltd.	1,581,450	16,707,794
Bandhan Bank Ltd.(a)	177,825	1,266,208
Bank of Baroda*	749,699	1,070,276
Canara Bank*	214,526	665,264
City Union Bank Ltd.	484,640	1,588,463
DCB Bank Ltd.	322,784	777,361
Federal Bank Ltd.	3,498,462	4,310,699
ICICI Bank Ltd.	1,698,682	12,824,929
Indian Bank*	185,984	263,037
IndusInd Bank Ltd.	540,412	11,432,380
Karnataka Bank Ltd. (The)	835,385	843,248
Karur Vysya Bank Ltd. (The)	327,805	276,699
Kotak Mahindra Bank Ltd.	672,803	15,876,507
Oriental Bank of Commerce*	156,289	113,968
RBL Bank Ltd.(a)	181,234	875,598
South Indian Bank Ltd. (The)	2,853,747	403,805
State Bank of India*	470,084	2,198,019
Yes Bank Ltd.	5,632,704	3,704,992

Total Banks		75,485,481

Beverages - 0.2%
Radico Khaitan Ltd.	75,696	332,464
United Breweries Ltd.	23,907	425,384
United Spirits Ltd.*	127,424	1,070,314
Varun Beverages Ltd.	25,885	256,971

Total Beverages		2,085,133

Biotechnology - 0.1%
Biocon Ltd.	274,337	1,128,816

Building Products - 0.1%
Astral Poly Technik Ltd.	8,593	141,683
Blue Star Ltd.	23,705	279,250
Kajaria Ceramics Ltd.	45,020	331,257

Total Building Products		752,190

Capital Markets - 0.7%
Care Ratings Ltd.	32,983	295,251
Edelweiss Financial Services Ltd.	1,486,073	2,273,513
HDFC Asset Management Co., Ltd.(a)	18,860	845,446
ICICI Securities Ltd.(a)	137,223	782,065
Indiabulls Ventures Ltd.	363,576	1,091,826
JM Financial Ltd.	507,242	669,423
Motilal Oswal Financial Services Ltd.	24,907	265,006
Multi Commodity Exchange of India Ltd.	19,761	323,374

Total Capital Markets		6,545,904

Chemicals - 2.5%
Aarti Industries Ltd.	30,450	354,399
Aarti Surfactants Ltd.*†	2,094	6,232
Asian Paints Ltd.	165,254	4,132,499
Berger Paints India Ltd.	149,809	1,082,040
Castrol India Ltd.	422,281	764,953
Chambal Fertilizers and Chemicals Ltd.	520,535	1,110,304
Coromandel International Ltd.	147,190	1,097,252
DCM Shriram Ltd.	151,445	837,870
Deepak Nitrite Ltd.	36,295	189,717
EID Parry India Ltd.	31,986	90,319
Finolex Industries Ltd.	42,771	327,292
GHCL Ltd.	136,253	351,808
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	364,894	837,877
Gujarat State Fertilizers & Chemicals Ltd.	419,044	411,247
Himadri Speciality Chemical Ltd.	365,722	310,754
Kansai Nerolac Paints Ltd.	106,362	777,321
Navin Fluorine International Ltd.	6,532	92,149
NOCIL Ltd.	77,844	110,694
Phillips Carbon Black Ltd.	297,804	494,197
PI Industries Ltd.	53,116	1,075,966
Pidilite Industries Ltd.	76,180	1,480,201
Rain Industries Ltd.	498,971	689,266
Rashtriya Chemicals & Fertilizers Ltd.	80,205	52,475
SRF Ltd.	15,714	756,462
Supreme Industries Ltd.	25,953	419,338
Tata Chemicals Ltd.	140,410	1,312,272
UPL Ltd.	625,060	5,118,479
Vinati Organics Ltd.	6,890	191,493

Total Chemicals		24,474,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2019

Investments	Shares	Value
Communications Equipment - 0.1%
Sterlite Technologies Ltd.	348,940	$579,545

Construction & Engineering - 1.7%
Dilip Buildcon Ltd.(a)	100,557	567,250
Engineers India Ltd.	196,596	272,675
IRB Infrastructure Developers Ltd.*	1,589,424	1,658,940
Kalpataru Power Transmission Ltd.	108,531	623,940
KEC International Ltd.	158,345	670,067
KNR Constructions Ltd.	133,752	467,526
Larsen & Toubro Ltd.	478,976	8,711,442
NBCC India Ltd.	563,814	275,279
NCC Ltd.	2,529,494	1,984,524
Voltas Ltd.	181,916	1,680,307

Total Construction & Engineering		16,911,950

Construction Materials - 1.6%
ACC Ltd.	56,408	1,142,454
Ambuja Cements Ltd.	1,218,527	3,350,268
Birla Corp., Ltd.	40,179	343,456
Dalmia Bharat Ltd.*	25,108	281,514
Grasim Industries Ltd.	385,359	4,014,845
HeidelbergCement India Ltd.	78,764	193,053
JK Cement Ltd.	26,110	427,563
Ramco Cements Ltd. (The)	99,195	1,048,745
Shree Cement Ltd.	2,697	769,445
UltraTech Cement Ltd.	75,722	4,292,280

Total Construction Materials		15,863,623

Consumer Finance - 2.9%
Bajaj Finance Ltd.	134,334	7,969,819
Cholamandalam Investment and Finance Co., Ltd.	297,028	1,271,286
CreditAccess Grameen Ltd.*	16,355	175,962
Equitas Holdings Ltd.*	96,850	144,912
Mahindra & Mahindra Financial Services Ltd.	797,353	3,602,033
Manappuram Finance Ltd.	1,406,175	3,494,843
Muthoot Finance Ltd.	272,865	2,910,878
Repco Home Finance Ltd.	138,596	616,009
Shriram Transport Finance Co., Ltd.	484,045	7,941,718
Sundaram Finance Ltd.	41,429	946,542
Ujjivan Financial Services Ltd.	61,594	299,780

Total Consumer Finance		29,373,782

Diversified Financial Services - 2.7%
Aditya Birla Capital Ltd.*	628,827	904,766
Bajaj Holdings & Investment Ltd.	65,578	3,129,781
Housing & Urban Development Corp. Ltd.	906,763	457,967
L&T Finance Holdings Ltd.	1,829,377	3,038,362
Power Finance Corp., Ltd.*	6,618,816	10,932,735
REC Ltd.	4,219,706	8,459,731

Total Diversified Financial Services		26,923,342

Diversified Telecommunication Services - 0.6%
Bharti Infratel Ltd.	1,431,639	5,064,419
HFCL Ltd.	1,914,726	470,780

Total Diversified Telecommunication Services		5,535,199

Electric Utilities - 2.1%
Adani Transmission Ltd.*	280,693	1,303,223
CESC Ltd.	182,962	1,888,623
Power Grid Corp. of India Ltd.	4,749,539	12,659,334
SJVN Ltd.	1,600,492	570,658
Tata Power Co., Ltd. (The)	3,786,155	2,996,964
Torrent Power Ltd.	298,413	1,187,328

Total Electric Utilities		20,606,130

Electrical Equipment - 0.5%
ABB India Ltd.	30,832	555,167
ABB Power Products and Systems India Ltd.*	6,474	66,669
Amara Raja Batteries Ltd.	46,160	468,435
Bharat Heavy Electricals Ltd.	1,654,840	1,007,350
Finolex Cables Ltd.	62,868	326,855
Havells India Ltd.	218,451	1,980,586
KEI Industries Ltd.	53,479	343,337
V-Guard Industries Ltd.	44,037	131,164

Total Electrical Equipment		4,879,563

Electronic Equipment, Instruments & Components - 0.2%
Redington India Ltd.	917,656	1,514,467

Entertainment - 0.1%
Inox Leisure Ltd.	99,159	531,163
PVR Ltd.	13,861	368,653

Total Entertainment		899,816

Food & Staples Retailing - 0.1%
Avenue Supermarts Ltd.*(a)	27,842	717,073

Food Products - 1.1%
Avanti Feeds Ltd.	42,708	349,427
Balrampur Chini Mills Ltd.	737,872	1,895,899
Bombay Burmah Trading Co.	72,037	1,048,540
Britannia Industries Ltd.	41,990	1,781,180
Godrej Agrovet Ltd.(a)	24,757	179,300
Kaveri Seed Co., Ltd.	71,806	511,598
KRBL Ltd.	202,685	810,278
Nestle India Ltd.	14,963	3,099,453
Tata Global Beverages Ltd.	185,663	835,869
Venky’s India Ltd.	7,399	182,466

Total Food Products		10,694,010

Gas Utilities - 1.3%
Adani Gas Ltd.	302,640	689,840
GAIL India Ltd.	3,935,179	6,673,659
Gujarat Gas Ltd.	157,762	525,040
Gujarat State Petronet Ltd.	549,616	1,690,163
Indraprastha Gas Ltd.	427,671	2,565,314
Mahanagar Gas Ltd.	44,229	660,044

Total Gas Utilities		12,804,060

Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	25,270	510,511
Dr. Lal PathLabs Ltd.(a)	10,002	209,343

Total Health Care Providers & Services		719,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2019

Investments	Shares	Value
Health Care Technology - 0.0%
TAKE Solutions Ltd.	102,548	$143,381

Hotels, Restaurants & Leisure - 0.1%
Coffee Day Enterprises Ltd.*(a)	83,101	46,919
Delta Corp., Ltd.	85,311	236,709
EIH Ltd.	45,529	90,990
Indian Hotels Co., Ltd. (The)	126,655	257,291
Jubilant Foodworks Ltd.	36,304	840,385

Total Hotels, Restaurants & Leisure		1,472,294

Household Durables - 0.2%
Bajaj Electricals Ltd.	13,919	69,840
Crompton Greaves Consumer Electricals Ltd.	340,171	1,143,067
Whirlpool of India Ltd.	36,538	1,214,979

Total Household Durables		2,427,886

Household Products - 1.1%
Hindustan Unilever Ltd.	411,762	11,093,287
Jyothy Labs Ltd.	63,379	130,526

Total Household Products		11,223,813

Independent Power & Renewable Electricity Producers - 1.7%
JSW Energy Ltd.	577,077	560,680
NHPC Ltd.	5,275,798	1,770,225
NLC India Ltd.	841,730	673,944
NTPC Ltd.	7,862,427	13,113,564
PTC India Ltd.	1,122,237	889,102

Total Independent Power & Renewable Electricity Producers		17,007,515

Industrial Conglomerates - 0.2%
Godrej Industries Ltd.	107,697	640,571
Siemens Ltd.	76,207	1,597,954

Total Industrial Conglomerates		2,238,525

Insurance - 1.2%
Bajaj Finserv Ltd.	44,237	5,821,580
General Insurance Corp. of India(a)	290,188	920,430
HDFC Life Insurance Co., Ltd.(a)	118,209	1,036,798
ICICI Lombard General Insurance Co., Ltd.(a)	47,482	922,524
ICICI Prudential Life Insurance Co., Ltd.(a)	185,857	1,256,221
Max Financial Services Ltd.*	82,548	618,085
SBI Life Insurance Co., Ltd.(a)	59,155	796,931
TI Financial Holdings Ltd.*	103,683	725,785

Total Insurance		12,098,354

Interactive Media & Services - 0.2%
Info Edge India Ltd.	48,489	1,718,728
Just Dial Ltd.*	42,967	343,931

Total Interactive Media & Services		2,062,659

Internet & Direct Marketing Retail - 0.0%
Infibeam Avenues Ltd.	245,968	189,357

IT Services - 13.7%
Firstsource Solutions Ltd.	587,830	338,476
HCL Technologies Ltd.	2,432,082	19,356,985
Hexaware Technologies Ltd.	199,922	937,456
Infosys Ltd.	5,267,557	53,957,329
Larsen & Toubro Infotech Ltd.(a)	50,787	1,245,516
Mindtree Ltd.	235,680	2,641,976
Mphasis Ltd.	160,287	2,071,008
NIIT Ltd.	139,079	182,670
NIIT Technologies Ltd.	66,604	1,483,512
Persistent Systems Ltd.	75,788	715,800
Sonata Software Ltd.	37,155	160,950
Tata Consultancy Services Ltd.	1,129,301	34,201,082
Tech Mahindra Ltd.	928,150	9,912,400
Wipro Ltd.	2,756,442	9,492,169

Total IT Services		136,697,329

Life Sciences Tools & Services - 0.3%
Dishman Carbogen Amcis Ltd.	61,938	73,238
Divi’s Laboratories Ltd.	84,335	2,180,857
Syngene International Ltd.(a)	67,626	303,320

Total Life Sciences Tools & Services		2,557,415

Machinery - 0.9%
AIA Engineering Ltd.	60,623	1,400,956
Ashok Leyland Ltd.	4,394,756	5,017,959
Carborundum Universal Ltd.	48,379	217,162
Cochin Shipyard Ltd.(a)	84,833	478,788
Cummins India Ltd.	67,771	523,012
Escorts Ltd.	137,303	1,211,099
Greaves Cotton Ltd.	58,102	108,954
Thermax Ltd.	22,023	334,025

Total Machinery		9,291,955

Media - 0.5%
Sun TV Network Ltd.	223,368	1,382,551
TV18 Broadcast Ltd.*	1,170,810	346,922
Zee Entertainment Enterprises Ltd.	825,212	3,378,162

Total Media		5,107,635

Metals & Mining - 7.4%
APL Apollo Tubes Ltd.	3,892	102,384
Hindalco Industries Ltd.	3,545,455	10,736,480
Hindustan Copper Ltd.	139,304	76,602
Hindustan Zinc Ltd.*	759,053	2,229,470
Jindal Saw Ltd.	897,021	918,031
JSW Steel Ltd.	4,621,040	17,483,107
National Aluminium Co., Ltd.	3,165,961	1,936,086
NMDC Ltd.	4,176,225	7,541,739
Steel Authority of India Ltd.	5,889,991	3,540,028
Tata Sponge Iron Ltd.*	6,860	38,381
Tata Steel Ltd.	2,236,884	14,793,338
Vedanta Ltd.	6,900,511	14,738,164

Total Metals & Mining		74,133,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2019

Investments	Shares	Value
Multiline Retail - 0.1%
Future Retail Ltd.*	220,052	$1,053,583

Oil, Gas & Consumable Fuels - 21.2%
Aegis Logistics Ltd.	119,762	324,581
Bharat Petroleum Corp., Ltd.	2,224,787	15,321,132
Coal India Ltd.	6,342,416	18,779,831
Hindustan Petroleum Corp., Ltd.	3,192,674	11,830,823
Indian Oil Corp., Ltd.	9,533,347	16,768,601
Mangalore Refinery & Petrochemicals Ltd.	103,979	65,480
Oil & Natural Gas Corp., Ltd.	17,035,219	30,739,606
Oil India Ltd.	1,716,128	3,679,745
Petronet LNG Ltd.	1,159,904	4,354,222
Reliance Industries Ltd.	5,156,712	109,382,490

Total Oil, Gas & Consumable Fuels		211,246,511

Paper & Forest Products - 0.1%
Century Plyboards India Ltd.	31,765	71,471
Century Textiles & Industries Ltd.	44,292	296,208
JK Paper Ltd.	301,739	525,034

Total Paper & Forest Products		892,713

Personal Products - 1.0%
Bajaj Consumer Care, Ltd.	74,557	246,615
Colgate-Palmolive India Ltd.	62,089	1,272,518
Dabur India Ltd.	405,272	2,602,711
Emami Ltd.	16,188	70,283
Godrej Consumer Products Ltd.	423,951	4,065,889
Marico Ltd.	368,254	1,762,382

Total Personal Products		10,020,398

Pharmaceuticals - 3.3%
Ajanta Pharma Ltd.	25,894	353,540
Alembic Pharmaceuticals Ltd.	55,210	441,893
Alkem Laboratories Ltd.	26,893	758,773
Aurobindo Pharma Ltd.	584,626	3,741,851
Cadila Healthcare Ltd.	630,037	2,244,642
Cipla Ltd.	419,470	2,810,251
Dr. Reddy’s Laboratories Ltd.	104,957	4,226,842
GlaxoSmithKline Pharmaceuticals Ltd.	20,823	469,769
Glenmark Pharmaceuticals Ltd.	428,686	2,086,730
Granules India Ltd.	396,387	683,616
Ipca Laboratories Ltd.	34,483	548,926
JB Chemicals & Pharmaceuticals Ltd.	24,871	148,313
Jubilant Life Sciences Ltd.	176,374	1,326,916
Lupin Ltd.	118,563	1,268,132
Merck Ltd.*	13,575	830,478
Natco Pharma Ltd.	152,969	1,271,810
Piramal Enterprises Ltd.	117,591	2,509,953
Strides Pharma Science Ltd.	114,558	580,910
Sun Pharmaceutical Industries Ltd.	903,204	5,473,396
Suven Life Sciences Ltd.	84,096	361,818
Torrent Pharmaceuticals Ltd.	42,428	1,099,097

Total Pharmaceuticals		33,237,656

Professional Services - 0.1%
L&T Technology Services Ltd.(a)	15,133	311,329
Quess Corp., Ltd.*(a)	31,064	210,921

Total Professional Services		522,250

Real Estate Management & Development - 0.6%
DLF Ltd.	553,587	1,790,790
Godrej Properties Ltd.*	35,651	493,623
Indiabulls Real Estate Ltd.*	1,267,033	1,160,027
Oberoi Realty Ltd.	109,795	816,254
Phoenix Mills Ltd. (The)	48,784	569,116
Prestige Estates Projects Ltd.	148,706	704,903
Sobha Ltd.	94,797	533,230
Sunteck Realty Ltd.	32,155	187,493

Total Real Estate Management & Development		6,255,436

Road & Rail - 0.2%
Container Corp. of India Ltd.	253,884	2,034,184

Software - 0.3%
Birlasoft Ltd.	850,839	842,755
Oracle Financial Services Software Ltd.*	37,838	1,452,306
Tata Elxsi Ltd.	19,831	229,474

Total Software		2,524,535

Specialty Retail - 0.0%
Future Lifestyle Fashions Ltd.	22,674	127,842

Textiles, Apparel & Luxury Goods - 0.9%
Aditya Birla Fashion and Retail Ltd.*	97,564	316,702
Bata India Ltd.	14,316	351,301
LUX Industries Ltd.	8,408	151,325
Page Industries Ltd.	3,054	1,000,902
Rajesh Exports Ltd.	278,481	2,611,461
Raymond Ltd.	14,677	137,541
Relaxo Footwears Ltd.	20,260	174,775
Titan Co., Ltd.	182,763	3,041,733
Trident Ltd.	5,127,142	481,266
VIP Industries Ltd.	22,707	137,318
Welspun India Ltd.	302,129	203,174

Total Textiles, Apparel & Luxury Goods		8,607,498

Thrifts & Mortgage Finance - 9.9%
Can Fin Homes Ltd.	83,621	460,466
Housing Development Finance Corp., Ltd.	2,450,933	82,840,455
Indiabulls Housing Finance Ltd.	2,269,130	9,956,710
LIC Housing Finance Ltd.	792,236	4,818,691
PNB Housing Finance Ltd.(a)	145,363	884,257

Total Thrifts & Mortgage Finance		98,960,579

Tobacco - 1.4%
Godfrey Phillips India Ltd.	17,274	307,808
ITC Ltd.	3,966,466	13,208,930

Total Tobacco		13,516,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2019

Investments	Shares		Value
Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	538,456		$1,571,732

Transportation Infrastructure - 0.7%
Adani Ports & Special Economic Zone Ltd.	1,410,043		7,230,164

Water Utilities - 0.0%
VA Tech Wabag Ltd.*	33,217		84,929

Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd.*	135,410		864,689

TOTAL COMMON STOCKS (Cost: $697,847,796)			994,895,786

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost: $23,239)	1,631,820	INR	7,233

	Shares
RIGHTS - 0.0%

India - 0.0%
Piramal Enterprises Ltd., expiring 1/20/20* (Cost: $0)	15,584		48,808

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree India ex-State-Owned Enterprises Fund*(b) (Cost: $26,901)	1,100		27,998

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $697,897,936)			994,979,825
Other Assets less Liabilities - 0.0%			455,165

NET ASSETS - 100.0%			$995,434,990

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $6,232, which represents less than 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated company (See Note 4).

Currency Legend:

INR	Indian rupee

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 100.1%

India - 100.1%

Airlines - 0.4%
InterGlobe Aviation Ltd.(a)	264	$4,932

Auto Components - 0.7%
Bharat Forge Ltd.	527	3,567
Motherson Sumi Systems Ltd.	2,746	5,638

Total Auto Components		9,205

Automobiles - 6.3%
Bajaj Auto Ltd.	187	8,344
Eicher Motors Ltd.	35	11,040
Hero MotoCorp., Ltd.	270	9,241
Mahindra & Mahindra Ltd.	1,577	11,744
Maruti Suzuki India Ltd.	321	33,138
Tata Motors Ltd.*	2,594	6,729

Total Automobiles		80,236

Banks - 13.0%
Bandhan Bank Ltd.(a)	480	3,418
Federal Bank Ltd.	4,148	5,111
ICICI Bank Ltd.	8,430	63,646
IDFC Bank Ltd.*	5,991	3,790
IndusInd Bank Ltd.	1,536	32,494
Kotak Mahindra Bank Ltd.	2,236	52,764
Yes Bank Ltd.	5,092	3,349

Total Banks		164,572

Beverages - 0.8%
United Breweries Ltd.	194	3,452
United Spirits Ltd.*	823	6,913

Total Beverages		10,365

Capital Markets - 0.3%
HDFC Asset Management Co., Ltd.(a)	75	3,362

Chemicals - 3.5%
Asian Paints Ltd.	745	18,630
Berger Paints India Ltd.	563	4,066
PI Industries Ltd.	144	2,917
Pidilite Industries Ltd.	345	6,704
UPL Ltd.	1,488	12,185

Total Chemicals		44,502

Construction Materials - 3.3%
ACC Ltd.	133	2,694
Ambuja Cements Ltd.	2,099	5,771
Grasim Industries Ltd.	903	9,408
Shree Cement Ltd.	23	6,562
UltraTech Cement Ltd.	312	17,685

Total Construction Materials		42,120

Consumer Finance - 3.1%
Bajaj Finance Ltd.	468	27,766
Mahindra & Mahindra Financial Services Ltd.	799	3,609
Shriram Transport Finance Co., Ltd.	449	7,367

Total Consumer Finance		38,742

Diversified Financial Services - 0.3%
Bajaj Holdings & Investment Ltd.	72	3,436

Diversified Telecommunication Services - 0.6%
Bharti Infratel Ltd.	2,254	7,973

Electrical Equipment - 0.7%
ABB India Ltd.	138	2,485
ABB Power Products and Systems India Ltd.*	28	284
Havells India Ltd.	720	6,528

Total Electrical Equipment		9,297

Equity Real Estate Investment Trusts (REITs) - 0.2%
Embassy Office Parks REIT*	400	2,372

Food & Staples Retailing - 0.6%
Avenue Supermarts Ltd.*(a)	284	7,314

Food Products - 1.5%
Britannia Industries Ltd.	146	6,193
Nestle India Ltd.	60	12,429

Total Food Products		18,622

Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	231	4,667

Hotels, Restaurants & Leisure - 0.6%
Indian Hotels Co., Ltd. (The)	1,335	2,712
Jubilant Foodworks Ltd.	198	4,583

Total Hotels, Restaurants & Leisure		7,295

Household Durables - 0.3%
Crompton Greaves Consumer Electricals Ltd.	1,073	3,606

Household Products - 4.0%
Hindustan Unilever Ltd.	1,864	50,218

Industrial Conglomerates - 0.4%
Siemens Ltd.	218	4,571

Insurance - 2.9%
Bajaj Finserv Ltd.	105	13,818
HDFC Life Insurance Co., Ltd.(a)	1,301	11,411
ICICI Lombard General Insurance Co., Ltd.(a)	241	4,682
ICICI Prudential Life Insurance Co., Ltd.(a)	961	6,496

Total Insurance		36,407

Interactive Media & Services - 0.4%
Info Edge India Ltd.	144	5,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2019

Investments	Shares		Value
IT Services - 18.1%
HCL Technologies Ltd.	2,864		$22,795
Infosys Ltd.	9,776		100,139
Mphasis Ltd.	258		3,333
Tata Consultancy Services Ltd.	2,519		76,288
Tech Mahindra Ltd.	1,203		12,848
Wipro Ltd.	3,844		13,237

Total IT Services			228,640

Life Sciences Tools & Services - 0.4%
Divi’s Laboratories Ltd.	208		5,379

Machinery - 0.3%
Ashok Leyland Ltd.	3,107		3,548

Media - 0.6%
Zee Entertainment Enterprises Ltd.	1,783		7,299

Metals & Mining - 2.6%
Hindalco Industries Ltd.	2,432		7,365
JSW Steel Ltd.	2,851		10,786
Tata Steel Ltd.	761		5,033
Vedanta Ltd.	4,648		9,927

Total Metals & Mining			33,111

Multiline Retail - 0.2%
Future Retail Ltd.*	611		2,925

Oil, Gas & Consumable Fuels - 10.4%
Reliance Industries Ltd.	6,195		131,406

Personal Products - 2.2%
Colgate-Palmolive India Ltd.	174		3,566
Dabur India Ltd.	1,406		9,030
Godrej Consumer Products Ltd.	994		9,533
Marico Ltd.	1,231		5,891

Total Personal Products			28,020

Pharmaceuticals - 4.0%
Aurobindo Pharma Ltd.	967		6,189
Cipla Ltd.	822		5,507
Dr. Reddy’s Laboratories Ltd.	219		8,820
Lupin Ltd.	598		6,396
Piramal Enterprises Ltd.	309		6,596
Sun Pharmaceutical Industries Ltd.	2,888		17,501

Total Pharmaceuticals			51,009

Real Estate Management & Development - 0.4%
DLF Ltd.	1,685		5,451

Textiles, Apparel & Luxury Goods - 1.8%
Page Industries Ltd.	16		5,244
Rajesh Exports Ltd.	357		3,348
Titan Co., Ltd.	843		14,030

Total Textiles, Apparel & Luxury Goods			22,622

Thrifts & Mortgage Finance - 11.5%
Housing Development Finance Corp., Ltd.	4,179		141,248
Indiabulls Housing Finance Ltd.	979		4,296

Total Thrifts & Mortgage Finance			145,544

Transportation Infrastructure - 0.9%
Adani Ports & Special Economic Zone Ltd.	2,111		10,824

Wireless Telecommunication Services - 2.4%
Bharti Airtel Ltd.*	4,829		30,837

TOTAL COMMON STOCKS (Cost: $1,235,502)			1,265,533

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

India - 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost: $160)	11,250	INR	50

	Shares
RIGHTS - 0.0%

India - 0.0%
Piramal Enterprises Ltd., expiring 1/20/20* (Cost: $0)	40		125

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $1,235,662)			1,265,708
Other Assets less Liabilities - (0.1)%			(669)

NET ASSETS - 100.0%			$1,265,039

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

Currency Legend:

INR	Indian rupee

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 8.4%
BHP Group Ltd.	57,025	$1,560,137
BHP Group PLC	72,168	1,698,703
Rio Tinto Ltd.	21,512	1,518,235
South32 Ltd.	745,844	1,415,586
Sydney Airport	330,257	2,010,455
Wesfarmers Ltd.	84,074	2,446,733
Woodside Petroleum Ltd.	82,561	1,995,287
Woolworths Group Ltd.	47,329	1,203,040

Total Australia		13,848,176

China - 2.2%
China Mobile Ltd.	187,500	1,576,176
CNOOC Ltd.	1,212,000	2,015,904

Total China		3,592,080

Denmark - 0.6%
Novo Nordisk A/S Class B	17,815	1,034,726

Finland - 3.0%
Fortum Oyj	93,235	2,302,438
UPM-Kymmene Oyj	77,254	2,680,440

Total Finland		4,982,878

France - 8.1%
Bouygues S.A.	53,507	2,275,132
Capgemini SE	5,455	666,820
Danone S.A.	11,484	952,629
Engie S.A.	144,146	2,329,975
Orange S.A.	112,300	1,653,864
Renault S.A.	36,659	1,735,695
Sanofi	17,184	1,728,683
TOTAL S.A.	35,853	1,980,053

Total France		13,322,851

Germany - 9.0%
BASF SE	27,670	2,091,862
Bayer AG Registered Shares	31,035	2,536,465
Bayerische Motoren Werke AG	27,966	2,295,998
Daimler AG Registered Shares	45,652	2,529,933
Deutsche Post AG Registered Shares	49,074	1,873,459
Deutsche Telekom AG Registered Shares	96,179	1,572,990
Evonik Industries AG	62,300	1,902,842

Total Germany		14,803,549

Hong Kong - 1.1%
Power Assets Holdings Ltd.	249,000	1,821,530

Italy - 3.5%
Enel SpA	247,427	1,964,154
Eni SpA	135,397	2,104,357
Snam SpA	322,990	1,698,938

Total Italy		5,767,449

Japan - 21.0%
Astellas Pharma, Inc.	65,900	1,133,959
Canon, Inc.(a)	62,400	1,714,816
FANUC Corp.	10,700	2,001,666
Fujitsu Ltd.	10,400	982,820
Hitachi Ltd.	23,300	991,818
Honda Motor Co., Ltd.(a)	57,600	1,642,534
Japan Tobacco, Inc.(a)	90,700	2,030,161
Komatsu Ltd.	69,400	1,687,185
Marubeni Corp.	261,900	1,953,496
Mitsubishi Corp.	57,600	1,537,060
Murata Manufacturing Co., Ltd.	16,000	993,200
Nippon Steel Corp.	90,400	1,375,860
Nissan Motor Co., Ltd.	387,400	2,267,542
Nomura Research Institute Ltd.	36,000	774,493
NTT DOCOMO, Inc.	71,400	1,995,981
Otsuka Holdings Co., Ltd.(a)	28,200	1,267,086
Sekisui House Ltd.	94,500	2,029,130
Subaru Corp.	83,900	2,094,894
Sumitomo Corp.	111,800	1,670,699
Takeda Pharmaceutical Co., Ltd.	37,200	1,482,865
Tokyo Electron Ltd.	13,200	2,906,004

Total Japan		34,533,269

Netherlands - 0.8%
Koninklijke Ahold Delhaize N.V.	52,780	1,320,879

Norway - 3.0%
Equinor ASA	88,433	1,766,184
Mowi ASA	73,381	1,905,653
Telenor ASA	73,614	1,319,009

Total Norway		4,990,846

Portugal - 2.3%
EDP - Energias de Portugal S.A.	441,835	1,916,388
Galp Energia, SGPS, S.A.	109,932	1,838,639

Total Portugal		3,755,027

Singapore - 2.0%
Singapore Telecommunications Ltd.	777,100	1,947,590
Wilmar International Ltd.	436,100	1,336,208

Total Singapore		3,283,798

Spain - 5.9%
Amadeus IT Group S.A.	7,686	628,084
Endesa S.A.(a)	80,814	2,158,079
Naturgy Energy Group S.A.	61,571	1,548,141
Red Electrica Corp. S.A.	77,912	1,567,652
Repsol S.A.	139,148	2,175,776
Telefonica S.A.	230,283	1,609,633

Total Spain		9,687,365

Sweden - 3.0%
Hennes & Mauritz AB Class B(a)	146,755	2,986,192
Telia Co. AB	465,623	2,002,054

Total Sweden		4,988,246

Switzerland - 2.8%
Kuehne + Nagel International AG Registered Shares	11,678	1,968,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2019

Investments	Shares	Value
Novartis AG Registered Shares	13,031	$1,236,690
Roche Holding AG Genusschein	4,134	1,340,503

Total Switzerland		4,545,334

United Kingdom - 22.6%
AstraZeneca PLC	16,742	1,687,155
BAE Systems PLC	277,806	2,078,598
BP PLC	294,995	1,842,988
British American Tobacco PLC	68,148	2,917,370
BT Group PLC	1,043,688	2,660,726
Evraz PLC	475,580	2,545,301
Fiat Chrysler Automobiles N.V.	148,346	2,197,043
GlaxoSmithKline PLC	90,293	2,127,964
Imperial Brands PLC	138,625	3,432,298
National Grid PLC	198,407	2,481,996
Rio Tinto PLC	31,729	1,892,747
Royal Dutch Shell PLC Class A	66,104	1,957,219
Sage Group PLC (The)	79,087	784,731
SSE PLC	215,365	4,104,112
Unilever N.V.	16,054	923,196
Unilever PLC	17,268	995,211
Vodafone Group PLC	1,315,287	2,557,186

Total United Kingdom		37,185,841

TOTAL COMMON STOCKS (Cost: $170,927,852)		163,463,844

RIGHTS - 0.1%

Spain - 0.1%
Repsol S.A., expiring 1/21/20* (Cost: $65,710)	139,148	66,070

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $148,312)	3,328	163,039

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%

United States - 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c)
(Cost: $5,432,340)(d)	5,432,340	5,432,340

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $176,574,214)		169,125,293
Other Assets less Liabilities - (2.8)%		(4,541,788)

NET ASSETS - 100.0%		$164,583,505

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,950,244 and the total market value of the collateral held by the Fund was $10,507,679. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,075,339.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2020	132,367	USD	100,000	GBP	$—	$(108)
Bank of Montreal	1/2/2020	52,771	USD	47,000	EUR	13	—

						$13	$(108)

CURRENCY LEGEND

EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 7.0%
AGL Energy Ltd.	44,118	$636,692
Alumina Ltd.	416,312	673,087
APA Group(a)	64,009	499,446
ARB Corp., Ltd.	19,152	252,699
Aristocrat Leisure Ltd.	20,937	495,544
ASX Ltd.	11,365	626,420
Aurizon Holdings Ltd.	103,526	380,606
AusNet Services	327,245	391,063
Australia & New Zealand Banking Group Ltd.	175,949	3,046,322
Bendigo & Adelaide Bank Ltd.(a)	33,566	230,761
BHP Group Ltd.	156,430	4,279,740
BHP Group PLC	128,353	3,021,195
Boral Ltd.	82,197	258,856
Brambles Ltd.	56,650	466,715
Caltex Australia Ltd.	16,287	388,692
Challenger Ltd.	50,044	284,594
CIMIC Group Ltd.	17,101	398,381
Coca-Cola Amatil Ltd.	51,952	403,908
Cochlear Ltd.	2,520	398,094
Commonwealth Bank of Australia	101,506	5,701,157
Computershare Ltd.(a)	24,304	286,678
Crown Resorts Ltd.	38,850	327,988
CSL Ltd.	7,777	1,507,537
CSR Ltd.	103,851	332,159
Downer EDI Ltd.	57,564	330,596
Flight Centre Travel Group Ltd.(a)	7,722	239,166
Fortescue Metals Group Ltd.(a)	164,022	1,232,549
Harvey Norman Holdings Ltd.(a)	144,701	413,991
Incitec Pivot Ltd.	84,976	189,954
Insurance Australia Group Ltd.	119,663	644,337
JB Hi-Fi Ltd.(a)	17,575	465,388
Macquarie Group Ltd.	18,048	1,748,881
Magellan Financial Group Ltd.(a)	11,720	469,187
Medibank Pvt Ltd.	166,774	370,459
Metcash Ltd.(a)	121,313	219,162
Mineral Resources Ltd.(a)	21,022	243,827
National Australia Bank Ltd.	189,728	3,284,886
New Hope Corp., Ltd.(a)	118,576	171,707
Orica Ltd.	20,299	313,637
Origin Energy Ltd.	51,175	303,976
OZ Minerals Ltd.	45,874	340,207
Pendal Group Ltd.	49,604	299,526
Perpetual Ltd.(a)	9,373	270,929
Platinum Asset Management Ltd.(a)	74,930	238,078
Premier Investments Ltd.	31,468	414,979
Qantas Airways Ltd.	98,969	494,645
Ramsay Health Care Ltd.	8,276	421,952
REA Group Ltd.	6,370	463,899
Rio Tinto Ltd.	23,413	1,652,400
Santos Ltd.	87,655	504,028
Seven Group Holdings Ltd.(a)	19,287	263,970
Sims Metal Management Ltd.(a)	36,379	272,860
Sonic Healthcare Ltd.	27,858	563,005
South32 Ltd.	332,314	630,720
Southern Cross Media Group Ltd.	689,277	402,158
Spark Infrastructure Group	176,746	259,669
Star Entertainment Group Ltd. (The)	75,245	243,310
Suncorp Group Ltd.	60,667	552,691
Sydney Airport	137,119	834,719
Tabcorp Holdings Ltd.	105,124	334,753
Tassal Group Ltd.	166,979	488,292
Telstra Corp., Ltd.	433,246	1,078,108
Transurban Group	119,782	1,255,434
Treasury Wine Estates Ltd.(a)	27,285	311,483
Washington H Soul Pattinson & Co., Ltd.(a)	17,836	269,563
Wesfarmers Ltd.	88,384	2,572,163
Westpac Banking Corp.	245,019	4,173,282
Whitehaven Coal Ltd.(a)	125,985	233,802
Woodside Petroleum Ltd.	70,467	1,703,006
Woolworths Group Ltd.	48,871	1,242,236
Worley Ltd.(a)	27,160	292,300

Total Australia		59,008,204

Austria - 0.5%
Andritz AG	10,470	451,299
Erste Group Bank AG*	25,073	944,527
Oesterreichische Post AG	10,362	395,466
OMV AG	20,810	1,169,829
Raiffeisen Bank International AG	15,872	398,907
Telekom Austria AG*	49,499	404,496
UNIQA Insurance Group AG	32,827	335,135
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,817	422,455

Total Austria		4,522,114

Belgium - 1.2%
Ageas	10,340	611,438
Anheuser-Busch InBev S.A./N.V.	50,235	4,100,027
Bekaert S.A.	10,073	299,634
bpost S.A.	41,796	483,234
Colruyt S.A.	3,568	186,156
KBC Group N.V.	27,623	2,079,316
Proximus SADP	25,624	734,030
Solvay S.A.	5,855	678,912
UCB S.A.	6,199	493,349
Umicore S.A.	10,731	522,295

Total Belgium		10,188,391

China - 3.1%
China Everbright International Ltd.	312,000	250,263
China Jinmao Holdings Group Ltd.	834,000	649,706
China Mobile Ltd.	1,180,481	9,923,446
China Overseas Land & Investment Ltd.	393,175	1,531,464
China Resources Power Holdings Co., Ltd.	444,000	623,394
China South City Holdings Ltd.	3,634,000	461,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2019

Investments	Shares	Value
China Traditional Chinese Medicine Holdings Co., Ltd.	590,000	$284,710
China Unicom Hong Kong Ltd.	654,000	616,078
CITIC Ltd.	1,195,000	1,598,077
CITIC Telecom International Holdings Ltd.	839,000	305,804
CNOOC Ltd.	3,181,700	5,292,080
CPMC Holdings Ltd.(a)	1,416,000	617,880
CSPC Pharmaceutical Group Ltd.	184,000	438,759
Fosun International Ltd.	425,487	620,336
Guangdong Investment Ltd.	294,000	615,031
Lenovo Group Ltd.	751,003	504,087
Shougang Fushan Resources Group Ltd.	2,166,000	467,014
Sino-Ocean Group Holding Ltd.	1,141,000	458,345
Sinotruk Hong Kong Ltd.	191,000	407,405
Sun Art Retail Group Ltd.	315,500	382,643

Total China		26,048,246

Denmark - 1.2%
Chr Hansen Holding A/S	3,296	262,116
Coloplast A/S Class B	7,697	955,506
Danske Bank A/S	74,585	1,207,791
FLSmidth & Co. A/S	6,329	252,323
H. Lundbeck A/S	11,870	453,617
ISS A/S	10,732	257,700
Novo Nordisk A/S Class B	56,623	3,288,761
Novozymes A/S Class B	5,419	265,374
Orsted A/S(b)	11,707	1,211,675
Pandora A/S	12,117	527,491
Scandinavian Tobacco Group A/S Class A(b)	20,400	248,986
Sydbank A/S(a)	14,191	298,017
Tryg A/S	20,266	601,252
Vestas Wind Systems A/S	4,419	446,879

Total Denmark		10,277,488

Finland - 1.7%
Elisa Oyj	13,423	742,065
Fortum Oyj	62,680	1,547,882
Kesko Oyj Class B	5,883	416,559
Kone Oyj Class B	21,496	1,406,253
Metso Oyj	12,875	508,428
Neste Oyj	29,061	1,011,902
Nordea Bank Abp	456,285	3,686,915
Orion Oyj Class B	8,703	403,171
Sampo Oyj Class A	40,635	1,774,793
Stora Enso Oyj Class R	61,444	894,207
UPM-Kymmene Oyj	41,935	1,454,996
Valmet Oyj	12,940	310,257
YIT Oyj(a)	45,587	304,982

Total Finland		14,462,410

France - 10.8%
Accor S.A.	12,920	605,487
Aeroports de Paris	3,587	709,050
Air Liquide S.A.	13,604	1,927,135
Airbus SE	15,054	2,204,865
Amundi S.A.(b)	11,695	917,621
AXA S.A.	145,872	4,111,543
BNP Paribas S.A.	98,565	5,845,067
Bollore S.A.	85,213	372,084
Bollore S.A. Non-Voting Shares*	503	2,142
Bouygues S.A.	22,372	951,264
Bureau Veritas S.A.	21,818	569,653
Capgemini SE	5,578	681,856
Carrefour S.A.	28,782	483,001
Cie de Saint-Gobain	25,686	1,052,387
Cie Generale des Etablissements Michelin SCA	6,509	797,123
CNP Assurances	37,711	750,521
Coface S.A.	39,324	484,229
Covivio	6,287	714,184
Credit Agricole S.A.	204,902	2,972,781
Danone S.A.	23,799	1,974,192
Dassault Systemes SE	2,466	405,663
Edenred	10,225	529,115
Eiffage S.A.	4,727	541,218
Electricite de France S.A.	107,984	1,203,392
Elior Group S.A.(b)	21,998	323,475
Elis S.A.	16,739	347,606
Engie S.A.	174,695	2,823,769
EssilorLuxottica S.A.	10,411	1,587,005
Eutelsat Communications S.A.	25,165	409,309
Getlink SE	29,229	508,876
Hermes International	1,271	950,465
ICADE	7,954	866,497
Kering S.A.	3,473	2,281,367
Klepierre S.A.	28,046	1,065,653
L’Oreal S.A.	11,736	3,477,845
Lagardere SCA	14,209	309,901
Legrand S.A.	8,811	718,434
LVMH Moet Hennessy Louis Vuitton SE	11,428	5,313,326
Metropole Television S.A.	19,898	374,790
Natixis S.A.	266,933	1,185,944
Nexity S.A.	9,041	454,451
Orange S.A.	160,317	2,361,019
Pernod Ricard S.A.	6,591	1,179,304
Peugeot S.A.	43,609	1,042,658
Publicis Groupe S.A.	11,210	507,859
Renault S.A.	23,670	1,120,704
Safran S.A.	10,096	1,559,954
Sanofi	62,173	6,254,505
Schneider Electric SE	22,929	2,355,008
SCOR SE	12,962	544,455
SEB S.A.	1,468	218,173
Societe BIC S.A.	4,487	312,273
Societe Generale S.A.	90,199	3,140,217
Sodexo S.A.(a)	5,590	662,930
Suez	47,775	723,166
Television Francaise 1	27,511	228,520
Thales S.A.	6,628	688,342
TOTAL S.A.	172,624	9,533,501
Veolia Environnement S.A.	32,921	876,175
Vinci S.A.	24,480	2,720,400
Vivendi S.A.	38,076	1,103,554

Total France		90,937,003

Germany - 7.9%
adidas AG	3,858	1,255,009
Allianz SE Registered Shares	20,532	5,033,500
BASF SE	59,811	4,521,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2019

Investments	Shares		Value
Bayer AG Registered Shares	61,350		$5,014,086
Bayerische Motoren Werke AG	38,625		3,171,098
Beiersdorf AG	3,741		447,852
Bilfinger SE	3,522		136,710
Brenntag AG	9,908		539,181
Commerzbank AG	59,225		366,770
Continental AG	10,211		1,321,092
Covestro AG(b)	16,902		786,410
Daimler AG Registered Shares	87,428		4,845,067
Deutsche Boerse AG	5,793		911,345
Deutsche Pfandbriefbank AG(b)	37,398		611,218
Deutsche Post AG Registered Shares	65,510		2,500,923
Deutsche Telekom AG Registered Shares	263,623		4,311,506
Deutsche Wohnen SE Bearer Shares	11,211		458,322
E.ON SE	115,809		1,238,078
Evonik Industries AG	32,888		1,004,505
Fielmann AG	5,967		482,253
Fraport AG Frankfurt Airport Services Worldwide	4,838		411,535
Freenet AG	23,989		550,401
Fresenius Medical Care AG & Co. KGaA	8,859		655,921
Fresenius SE & Co. KGaA	14,686		827,219
Hannover Rueck SE	6,979		1,349,785
HeidelbergCement AG	8,747		637,810
Hella GmbH & Co. KGaA	9,816		543,651
Henkel AG & Co. KGaA	7,151		674,267
Hochtief AG	3,213		410,069
Infineon Technologies AG	37,499		854,901
Jenoptik AG	3,096		88,550
LEG Immobilien AG	3,947		467,640
Merck KGaA	3,600		425,719
METRO AG	25,845		416,308
MTU Aero Engines AG	2,147		613,588
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	7,228		2,133,831
Rheinmetall AG	3,099		356,211
RWE AG	23,387		717,989
Salzgitter AG	4,929		109,328
SAP SE	22,266		3,007,227
Siemens AG Registered Shares	37,663		4,926,926
Siemens Healthineers AG(b)	22,879		1,099,689
Software AG	6,313		220,385
Symrise AG	5,438		572,569
Talanx AG	14,327		710,505
Telefonica Deutschland Holding AG	407,315		1,181,433
TUI AG	69,077		883,943
Uniper SE	17,433		577,467
United Internet AG Registered Shares	6,940		228,095
Volkswagen AG	10,706		2,082,028
Wacker Neuson SE	12,854		246,008

Total Germany			66,937,655

Hong Kong - 2.4%
AIA Group Ltd.	219,365		2,302,941
Bank of East Asia Ltd. (The)	126,072		281,534
BOC Hong Kong Holdings Ltd.	553,444		1,921,335
Cathay Pacific Airways Ltd.(a)	200,000		295,696
CLP Holdings Ltd.	104,000		1,093,149
Dah Sing Financial Holdings Ltd.	62,400		245,858
Galaxy Entertainment Group Ltd.	123,000		906,106
Hang Lung Properties Ltd.	251,000		550,848
Hang Seng Bank Ltd.	87,400		1,805,924
Henderson Land Development Co., Ltd.	208,859		1,025,290
Hong Kong & China Gas Co., Ltd.	459,268		897,105
Hong Kong Exchanges & Clearing Ltd.	33,789		1,097,130
MTR Corp., Ltd.	196,553		1,161,640
New World Development Co., Ltd.	536,772		735,738
PCCW Ltd.	549,000		324,815
Power Assets Holdings Ltd.	88,000		643,754
Sino Land Co., Ltd.	324,400		471,291
SJM Holdings Ltd.	317,000		360,865
Sun Hung Kai Properties Ltd.	117,500		1,799,039
Swire Pacific Ltd. Class A	50,500		469,237
Swire Properties Ltd.	204,600		678,779
Television Broadcasts Ltd.(a)	207,500		325,958
Wharf Holdings Ltd. (The)	147,000		373,924
Wheelock & Co., Ltd.	89,000		593,387

Total Hong Kong			20,361,343

Ireland - 0.5%
AIB Group PLC	140,155		488,648
Bank of Ireland Group PLC	61,906		339,248
CRH PLC*	26,329		1,054,201
DCC PLC	5,035		436,493
Grafton Group PLC	29,890		343,304
Kerry Group PLC Class A	4,083		509,190
Kingspan Group PLC	5,048		308,534
Total Produce PLC	207,643		333,303

Total Ireland			3,812,921

Israel - 0.3%
Bank Leumi Le-Israel BM	45,320		329,862
Harel Insurance Investments & Financial Services Ltd.	36,223		282,632
Israel Chemicals Ltd.	72,897		342,958
Mediterranean Towers Ltd.	123,134		357,566
Mehadrin Ltd.*	0	‡	4
Naphtha Israel Petroleum Corp., Ltd.	48,777		291,476
Paz Oil Co., Ltd.	1,843		260,869
Phoenix Holdings Ltd. (The)	46,620		281,825

Total Israel			2,147,192

Italy - 3.4%
A2A SpA	224,546		421,432
ACEA SpA	19,976		413,481
Anima Holding SpA(b)	113,565		586,648
Assicurazioni Generali SpA	72,500		1,497,007
Azimut Holding SpA	18,051		431,181
Banca Farmafactoring SpA(b)	82,287		493,240
Banca Generali SpA	11,258		365,970
Banca Mediolanum SpA	57,703		573,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2019

Investments	Shares	Value
Banca Popolare di Sondrio SCPA	199,277	$471,535
Credito Emiliano SpA	77,081	449,056
Enel SpA	549,216	4,359,850
Eni SpA	238,100	3,700,581
ERG SpA	17,860	385,320
Ferrari N.V.	2,316	384,497
Freni Brembo SpA(a)	24,154	299,868
Hera SpA	86,721	379,643
Infrastrutture Wireless Italiane SpA(b)	39,465	386,734
Intesa Sanpaolo SpA	1,993,012	5,253,958
Italgas SpA	67,062	409,808
Maire Tecnimont SpA(a)	94,556	262,588
MARR SpA	12,869	293,965
Piaggio & C. SpA	114,692	353,782
Pirelli & C. SpA(b)	55,133	318,098
Poste Italiane SpA(b)	81,073	920,965
Recordati SpA	7,529	317,515
Saras SpA	195,255	314,295
Snam SpA	235,294	1,237,654
Societa Cattolica di Assicurazioni SC	45,713	373,044
Societa Iniziative Autostradali e Servizi SpA	17,994	301,762
Terna Rete Elettrica Nazionale SpA	137,679	920,159
UniCredit SpA	70,430	1,029,331
Unipol Gruppo SpA	70,820	406,381
UnipolSai Assicurazioni SpA	227,229	660,617

Total Italy		28,973,517

Japan - 20.3%
Aeon Co., Ltd.	33,600	697,353
AEON Financial Service Co., Ltd.(a)	19,100	303,526
AGC, Inc.(a)	12,400	448,420
Aisin Seiki Co., Ltd.	17,800	666,630
Alps Alpine Co., Ltd.	15,600	357,720
Amada Holdings Co., Ltd.	31,200	358,868
ANA Holdings, Inc.	15,700	526,150
Aoyama Trading Co., Ltd.	23,500	332,363
Aozora Bank Ltd.(a)	15,700	417,655
Asahi Group Holdings Ltd.(a)	16,000	733,637
Asahi Kasei Corp.	66,300	752,834
Astellas Pharma, Inc.	74,600	1,283,662
Azbil Corp.	19,300	547,877
Bandai Namco Holdings, Inc.	10,700	652,880
Bridgestone Corp.(a)	33,200	1,243,377
Brother Industries Ltd.	19,400	405,405
Canon, Inc.(a)	76,800	2,110,542
Casio Computer Co., Ltd.	20,400	411,285
Chiba Bank Ltd. (The)	76,500	445,590
Chubu Electric Power Co., Inc.	32,800	465,251
Chugai Pharmaceutical Co., Ltd.	14,300	1,326,377
Citizen Watch Co., Ltd.	60,600	332,903
Cosmo Energy Holdings Co., Ltd.	9,900	229,110
Dai-ichi Life Holdings, Inc.	53,133	888,117
Daido Steel Co., Ltd.	5,000	221,072
Daiichi Sankyo Co., Ltd.	13,700	911,190
Daikin Industries Ltd.	6,400	909,869
Daito Trust Construction Co., Ltd.	4,600	570,582
Daiwa House Industry Co., Ltd.	28,400	885,907
Denka Co., Ltd.	13,500	406,211
Denso Corp.	32,600	1,489,686
Dentsu, Inc.(a)	10,900	378,629
DIC Corp.(a)	12,400	346,299
Disco Corp.	2,300	548,148
East Japan Railway Co.	9,600	870,824
Eisai Co., Ltd.	10,700	807,755
FamilyMart Co., Ltd.	15,600	376,812
FANUC Corp.	14,400	2,693,830
Fast Retailing Co., Ltd.	1,300	777,548
FCC Co., Ltd.	15,800	345,586
FIDEA Holdings Co., Ltd.	389,000	497,548
Fuji Electric Co., Ltd.	10,000	307,798
FUJIFILM Holdings Corp.	14,500	697,815
Fujikura Ltd.	91,700	381,398
Fujitsu Ltd.	7,600	718,215
Fukuoka Financial Group, Inc.	14,400	278,923
Gunma Bank Ltd. (The)	126,500	449,312
Hamamatsu Photonics K.K.	9,400	388,801
Hanwa Co., Ltd.	9,400	248,850
Haseko Corp.	41,700	564,442
Hino Motors Ltd.	40,400	431,974
Hiroshima Bank Ltd. (The)	104,000	512,942
Hitachi High-Technologies Corp.	5,700	405,963
Hitachi Ltd.	27,700	1,179,114
Hitachi Metals Ltd.	30,300	449,725
Hitachi Zosen Corp.	155,300	588,761
Hokuhoku Financial Group, Inc.	32,000	339,213
Honda Motor Co., Ltd.(a)	85,500	2,438,137
Horiba Ltd.	5,600	377,713
Hoya Corp.	9,900	951,967
Hyakugo Bank Ltd. (The)	129,000	413,085
Idemitsu Kosan Co., Ltd.	12,651	352,726
IHI Corp.(a)	11,200	265,275
Isuzu Motors Ltd.	44,800	535,498
ITOCHU Corp.	84,600	1,973,027
Iyo Bank Ltd. (The)	107,300	612,155
Japan Airlines Co., Ltd.	15,600	487,630
Japan Exchange Group, Inc.	27,900	495,487
Japan Post Holdings Co., Ltd.	171,900	1,622,907
Japan Post Insurance Co., Ltd.	28,400	486,596
Japan Steel Works Ltd. (The)	15,600	309,631
Japan Tobacco, Inc.(a)	145,444	3,255,510
Japan Wool Textile Co., Ltd. (The)	23,100	239,981
JFE Holdings, Inc.	48,700	632,305
JSR Corp.	17,600	325,845
JTEKT Corp.	29,000	347,173
JXTG Holdings, Inc.	199,000	911,729
Kajima Corp.	24,600	330,037
Kaneka Corp.	11,600	375,726
Kanematsu Corp.	25,600	346,987
Kansai Electric Power Co., Inc. (The)	51,600	600,397
Kao Corp.	11,900	988,245
Kawasaki Heavy Industries Ltd.	13,800	305,778
KDDI Corp.	113,300	3,391,441
Keihin Corp.	27,700	653,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2019

Investments	Shares	Value
Keiyo Bank Ltd. (The)	41,200	$239,978
Keyence Corp.	1,400	495,845
Kintetsu World Express, Inc.	37,000	649,607
Kirin Holdings Co., Ltd.(a)	28,900	635,574
Kitz Corp.	73,700	524,903
Kobe Steel Ltd.	57,800	313,266
Koito Manufacturing Co., Ltd.	7,700	361,353
Komatsu Ltd.	55,500	1,349,262
Kubota Corp.(a)	37,700	598,760
Kuraray Co., Ltd.(a)	22,100	270,670
Kyowa Kirin Co., Ltd.	17,400	411,964
Lawson, Inc.	6,900	393,016
Lintec Corp.	5,200	116,943
LIXIL Group Corp.	20,700	359,809
Mabuchi Motor Co., Ltd.(a)	8,800	336,048
Makita Corp.	12,600	441,739
Marubeni Corp.	102,300	763,049
Marui Group Co., Ltd.	18,900	464,000
Mebuki Financial Group, Inc.	156,000	401,932
Michinoku Bank Ltd. (The)	18,700	257,593
Mitsubishi Chemical Holdings Corp.	99,900	751,491
Mitsubishi Corp.	78,400	2,092,109
Mitsubishi Electric Corp.	90,900	1,253,404
Mitsubishi Estate Co., Ltd.	36,600	703,710
Mitsubishi Gas Chemical Co., Inc.	25,000	385,093
Mitsubishi Heavy Industries Ltd.	14,700	574,609
Mitsubishi Tanabe Pharma Corp.	36,900	681,805
Mitsubishi UFJ Financial Group, Inc.	609,900	3,329,125
Mitsui Chemicals, Inc.	15,000	369,910
Mitsui Fudosan Co., Ltd.	28,000	688,438
Mizuho Financial Group, Inc.	1,207,300	1,869,690
MS&AD Insurance Group Holdings, Inc.	25,730	854,944
Murata Manufacturing Co., Ltd.	18,000	1,117,350
NEC Corp.	9,800	407,601
NGK Insulators Ltd.	24,600	430,995
NGK Spark Plug Co., Ltd.	15,700	308,294
NHK Spring Co., Ltd.	43,500	398,275
Nichias Corp.	15,600	399,779
Nichiha Corp.	8,400	207,459
Nidec Corp.	4,800	662,747
Nifco, Inc.	10,900	300,897
Nihon Parkerizing Co., Ltd.	16,500	178,551
Nikon Corp.	24,200	299,285
Nintendo Co., Ltd.	4,100	1,658,864
Nippon Express Co., Ltd.	6,800	401,711
Nippon Steel Corp.	55,200	840,127
Nippon Steel Trading Corp.	6,700	326,138
Nippon Telegraph & Telephone Corp.	174,200	4,419,318
Nishi-Nippon Financial Holdings, Inc.	59,400	468,422
Nishimatsu Construction Co., Ltd.	17,300	393,200
Nissan Motor Co., Ltd.	383,400	2,244,129
Nissin Kogyo Co., Ltd.	15,100	308,461
NOK Corp.	26,100	394,112
Nomura Real Estate Holdings, Inc.	16,300	392,970
Nomura Research Institute Ltd.	31,400	675,530
North Pacific Bank Ltd.	249,400	562,254
NSK Ltd.	36,900	353,466
NTN Corp.	115,800	367,619
NTT Data Corp.	40,100	541,308
NTT DOCOMO, Inc.	187,455	5,240,288
Oji Holdings Corp.	55,100	301,675
Okasan Securities Group, Inc.	147,000	531,594
Omron Corp.	9,000	531,677
Ono Pharmaceutical Co., Ltd.	21,900	504,199
Oracle Corp.	5,300	485,254
Oriental Land Co., Ltd.	3,900	533,996
Otsuka Holdings Co., Ltd.(a)	22,300	1,001,987
Panasonic Corp.	118,400	1,121,627
Pola Orbis Holdings, Inc.(a)	12,300	295,856
Recruit Holdings Co., Ltd.	24,200	912,775
Resona Holdings, Inc.	134,100	591,064
Ricoh Co., Ltd.	31,300	343,314
Rohm Co., Ltd.	5,200	420,115
Ryohin Keikaku Co., Ltd.	15,000	352,795
San-In Godo Bank Ltd. (The)	79,000	487,049
SBI Holdings, Inc.	15,500	330,182
Secom Co., Ltd.	8,600	773,703
Seiko Epson Corp.	17,700	269,551
Sekisui Chemical Co., Ltd.	26,700	467,787
Sekisui House Ltd.	30,500	654,904
Senshu Ikeda Holdings, Inc.	290,100	555,241
Seven & I Holdings Co., Ltd.	31,100	1,145,556
Sharp Corp.(a)	25,300	392,275
Shimizu Corp.	55,300	567,884
Shin-Etsu Chemical Co., Ltd.	13,100	1,453,747
Shionogi & Co., Ltd.	11,900	740,992
Siix Corp.(a)	30,800	431,639
SKY Perfect JSAT Holdings, Inc.	140,700	627,923
SMC Corp.	1,300	601,583
Softbank Corp.	154,500	2,074,927
SoftBank Group Corp.	15,600	682,711
Sojitz Corp.	109,600	354,996
Sompo Holdings, Inc.	16,200	640,994
Sony Corp.	12,100	824,036
Sony Financial Holdings, Inc.	21,900	529,590
Stanley Electric Co., Ltd.	15,700	459,406
Subaru Corp.	54,600	1,363,304
Sumitomo Chemical Co., Ltd.	113,100	518,277
Sumitomo Corp.	69,600	1,040,077
Sumitomo Forestry Co., Ltd.	27,200	404,214
Sumitomo Heavy Industries Ltd.	9,900	285,135
Sumitomo Mitsui Financial Group, Inc.(a)	60,900	2,262,841
Sumitomo Mitsui Trust Holdings, Inc.	18,607	742,568
Sundrug Co., Ltd.	11,900	433,076
Suntory Beverage & Food Ltd.(a)	10,900	455,859
Suzuki Motor Corp.	11,900	500,090
Sysmex Corp.	5,100	349,573
T&D Holdings, Inc.	40,600	521,159
Taisei Corp.	10,800	451,677
Takeda Pharmaceutical Co., Ltd.	70,300	2,802,297
Tatsuta Electric Wire and Cable Co., Ltd.	22,200	123,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2019

Investments	Shares	Value
Terumo Corp.	16,400	$586,280
Toda Corp.	67,900	453,604
Toho Bank Ltd. (The)	126,900	318,783
Toho Co., Ltd.	11,200	468,406
Tohoku Electric Power Co., Inc.	35,300	351,457
Tokai Rika Co., Ltd.	15,700	310,172
Tokai Tokyo Financial Holdings, Inc.	140,600	423,061
Tokio Marine Holdings, Inc.	27,700	1,559,662
Tokyo Century Corp.	4,300	231,470
Tokyo Electron Ltd.	11,900	2,619,807
Tokyo Gas Co., Ltd.	20,300	495,288
Tokyo Seimitsu Co., Ltd.	14,000	548,792
Tokyu Construction Co., Ltd.	50,300	361,484
Toray Industries, Inc.	58,700	400,300
Toshiba Corp.	11,300	385,245
Tosoh Corp.	23,100	360,290
TOTO Ltd.	9,300	397,074
Toyobo Co., Ltd.	42,000	643,865
Toyoda Gosei Co., Ltd.	15,800	399,089
Toyota Boshoku Corp.	25,200	409,275
Toyota Motor Corp.	129,610	9,200,014
Toyota Tsusho Corp.	19,300	685,512
Trend Micro, Inc.(a)	9,100	468,921
TS Tech Co., Ltd.	8,000	252,128
UACJ Corp.(a)	15,200	349,387
Ube Industries Ltd.	17,400	380,903
Wacoal Holdings Corp.	18,900	510,783
West Japan Railway Co.	8,820	766,226
Yamaguchi Financial Group, Inc.	53,600	366,951
Yamaha Corp.	6,900	386,032
Yamaha Motor Co., Ltd.(a)	23,600	478,406
Yamato Holdings Co., Ltd.	12,600	216,464
Yamazen Corp.	10,800	108,820
Yokohama Rubber Co., Ltd. (The)(a)	19,700	386,296
Yuasa Trading Co., Ltd.	15,500	525,581
Z Holdings Corp.	229,410	973,159

Total Japan		171,211,371

Netherlands - 2.2%
ABN AMRO Bank N.V. CVA(b)	78,551	1,430,173
Aegon N.V.	128,367	586,022
Akzo Nobel N.V.	6,385	649,631
ASML Holding N.V.	7,808	2,311,192
Euronext N.V.(b)	4,646	378,879
Heineken Holding N.V.	7,849	761,227
Heineken N.V.	12,865	1,370,736
ING Groep N.V.	287,503	3,449,252
Koninklijke Ahold Delhaize N.V.	51,148	1,280,036
Koninklijke DSM N.V.	7,796	1,015,992
Koninklijke KPN N.V.(a)	225,289	665,345
Koninklijke Philips N.V.	32,888	1,606,618
Koninklijke Vopak N.V.	6,742	365,756
NN Group N.V.	15,902	603,687
Randstad N.V.	12,416	758,728
SBM Offshore N.V.	14,760	274,865
Signify N.V.(b)	11,654	364,454
Wolters Kluwer N.V.	10,982	801,520

Total Netherlands		18,674,113

New Zealand - 0.5%
Air New Zealand Ltd.	141,705	280,112
Arvida Group Ltd.	104,646	135,551
Auckland International Airport Ltd.	71,766	423,648
Chorus Ltd.	77,048	321,239
Fisher & Paykel Healthcare Corp., Ltd.	37,196	557,093
Infratil Ltd.	98,449	334,750
Mercury NZ Ltd.	148,907	507,324
Meridian Energy Ltd.	214,701	724,240
SKYCITY Entertainment Group Ltd.	90,891	243,439
Spark New Zealand Ltd.	199,477	582,719
Vector Ltd.	144,574	363,812

Total New Zealand		4,473,927

Norway - 1.7%
Aker ASA Class A	7,664	474,023
Aker BP ASA(a)	36,966	1,211,545
DNB ASA	99,535	1,857,651
Elkem ASA(b)	122,605	345,464
Equinor ASA(a)	195,309	3,900,712
Gjensidige Forsikring ASA	32,085	672,751
Kvaerner ASA	280,049	354,392
Leroy Seafood Group ASA	45,202	299,896
Mowi ASA	40,582	1,053,886
Orkla ASA	55,425	561,106
Salmar ASA	12,672	647,927
SpareBank 1 SR-Bank ASA	34,233	389,574
Storebrand ASA	47,988	376,923
Telenor ASA	90,663	1,624,491
Yara International ASA	7,008	291,252

Total Norway		14,061,593

Portugal - 0.4%
Altri, SGPS, S.A.	30,603	195,119
EDP - Energias de Portugal S.A.	205,705	892,212
Galp Energia, SGPS, S.A.	53,420	893,462
Jeronimo Martins, SGPS, S.A.	24,381	401,347
Navigator Co. S.A. (The)	92,189	371,294
NOS, SGPS, S.A.	56,075	302,132

Total Portugal		3,055,566

Singapore - 1.8%
CapitaLand Ltd.	190,300	530,714
China Aviation Oil Singapore Corp., Ltd.	558,000	527,022
ComfortDelGro Corp., Ltd.	177,500	314,171
DBS Group Holdings Ltd.	139,400	2,682,982
Genting Singapore Ltd.	655,000	448,146
Jardine Cycle & Carriage Ltd.	21,055	471,316
Keppel Corp., Ltd.	94,100	473,772
Olam International Ltd.	293,400	394,938
Oversea-Chinese Banking Corp., Ltd.	181,169	1,479,371
SATS Ltd.	115,500	434,633
Sembcorp Industries Ltd.	134,200	228,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2019

Investments	Shares	Value
Singapore Airlines Ltd.	74,800	$502,876
Singapore Exchange Ltd.	52,900	348,562
Singapore Post Ltd.	463,400	322,224
Singapore Technologies Engineering Ltd.	198,200	580,752
Singapore Telecommunications Ltd.	970,400	2,432,044
StarHub Ltd.	242,600	256,195
United Overseas Bank Ltd.	70,401	1,382,732
Venture Corp., Ltd.	18,800	226,498
Wilmar International Ltd.	254,200	778,867
Yanlord Land Group Ltd.	509,400	458,390

Total Singapore		15,274,754

Spain - 4.0%
Acciona S.A.(a)	3,700	389,575
ACS Actividades de Construccion y Servicios S.A.	19,334	773,691
Aena SME S.A.(b)	7,310	1,399,033
Amadeus IT Group S.A.	13,291	1,086,113
Applus Services S.A.	31,414	401,989
Banco Bilbao Vizcaya Argentaria S.A.	382,331	2,138,536
Banco Santander S.A.	983,165	4,116,436
Bolsas y Mercados Espanoles SHMSF S.A.	15,258	588,830
CaixaBank S.A.	441,972	1,388,125
Cellnex Telecom S.A.(b)	10,416	448,620
Cia de Distribucion Integral Logista Holdings S.A.	15,304	345,293
Cie Automotive S.A.	8,634	204,300
Enagas S.A.	22,310	569,477
Endesa S.A.	72,868	1,945,886
Euskaltel S.A.(b)	36,818	370,714
Ferrovial S.A.	36,617	1,108,536
Gestamp Automocion S.A.(a)(b)	50,140	241,225
Grifols S.A.(a)	11,704	412,919
Iberdrola S.A.	324,586	3,344,711
Industria de Diseno Textil S.A.	128,630	4,540,975
Mapfre S.A.	156,273	413,983
Mediaset Espana Comunicacion S.A.	42,916	272,660
Naturgy Energy Group S.A.	63,460	1,595,638
Prosegur Cash S.A.(a)(b)	163,733	249,587
Prosegur Cia de Seguridad S.A.	67,666	279,515
Red Electrica Corp. S.A.	31,417	632,135
Repsol S.A.	112,347	1,756,705
Telefonica S.A.	298,414	2,085,855
Unicaja Banco S.A.(b)	392,661	426,657
Zardoya Otis S.A.	54,496	429,731

Total Spain		33,957,450

Sweden - 2.9%
Assa Abloy AB Class B	29,108	680,976
Atlas Copco AB Class A	19,103	762,402
Atlas Copco AB Class B	23,488	815,966
Axfood AB	24,113	536,815
Bilia AB Class A	24,498	278,189
Boliden AB	20,975	556,806
Bonava AB Class B	18,082	192,196
Castellum AB	19,996	469,939
Electrolux AB Series B	18,635	457,661
Essity AB Class B	21,801	702,864
Fabege AB	26,974	448,652
Hemfosa Fastigheter AB(a)	37,013	479,612
Hennes & Mauritz AB Class B	118,411	2,409,444
Hexpol AB	29,031	284,695
Husqvarna AB Class B	29,636	237,505
ICA Gruppen AB	11,717	547,233
Investment AB Latour Class B(a)	33,345	544,289
JM AB(a)	10,851	321,552
Kinnevik AB Class B	13,037	318,925
NCC AB Class B	17,690	289,509
Peab AB Class B	26,577	266,166
Resurs Holding AB(b)	53,175	341,679
Sandvik AB	55,337	1,079,719
Securitas AB Class B	23,111	398,595
Skandinaviska Enskilda Banken AB Class A	180,701	1,700,252
SSAB AB Class A	127,476	447,341
Svenska Cellulosa AB SCA Class B(a)	42,014	426,376
Svenska Handelsbanken AB Class A	129,802	1,399,097
Swedbank AB Class A	124,462	1,854,090
Swedish Match AB	7,964	410,747
Tele2 AB Class B	35,875	520,627
Telefonaktiebolaget LM Ericsson Class B	68,336	595,391
Telia Co. AB	305,313	1,312,764
Thule Group AB(b)	8,910	205,592
Volvo AB Class A	15,795	266,933
Volvo AB Class B	82,997	1,391,108

Total Sweden		23,951,707

Switzerland - 7.4%
ABB Ltd. Registered Shares	105,605	2,548,654
Adecco Group AG Registered Shares	10,180	643,589
Baloise Holding AG Registered Shares	4,411	797,155
Cembra Money Bank AG	3,933	430,524
Cie Financiere Richemont S.A. Registered Shares	15,864	1,246,053
Clariant AG Registered Shares*	26,330	587,317
Coca-Cola HBC AG*	12,036	408,982
Credit Suisse Group AG Registered Shares*	54,845	742,235
Dufry AG Registered Shares*	6,707	665,055
EFG International AG*	44,746	295,272
EMS-Chemie Holding AG Registered Shares	962	632,326
Flughafen Zurich AG Registered Shares	2,358	430,277
Geberit AG Registered Shares	1,238	694,461
Givaudan S.A. Registered Shares	354	1,108,044
Helvetia Holding AG Registered Shares	3,005	424,520
Julius Baer Group Ltd.*	12,182	628,127
Kuehne + Nagel International AG Registered Shares	6,823	1,149,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2019

Investments	Shares	Value
LafargeHolcim Ltd. Registered Shares*	31,162	$1,728,094
Logitech International S.A. Registered Shares	13,886	657,196
Lonza Group AG Registered Shares*	1,485	541,645
Nestle S.A. Registered Shares	92,986	10,061,520
Novartis AG Registered Shares	101,992	9,679,418
OC Oerlikon Corp. AG Registered Shares	28,462	333,896
Partners Group Holding AG(a)	838	767,947
Roche Holding AG Bearer Shares	5,626	1,787,120
Roche Holding AG Genusschein	27,676	8,974,301
Schindler Holding AG Participation Certificate	2,163	549,936
SGS S.A. Registered Shares	342	936,275
STMicroelectronics N.V.	31,191	839,235
Sunrise Communications Group AG*(b)	6,404	502,942
Swiss Life Holding AG Registered Shares	1,840	923,088
Swiss Re AG	18,727	2,102,158
Swisscom AG Registered Shares	2,635	1,394,848
UBS Group AG Registered Shares*	232,666	2,937,308
Vifor Pharma AG	1,649	300,817
Vontobel Holding AG Registered Shares	8,493	606,486
Zurich Insurance Group AG	8,224	3,372,490

Total Switzerland		62,429,219

United Kingdom - 18.5%
Admiral Group PLC	20,736	634,283
Aggreko PLC	34,124	376,383
Anglo American PLC	70,004	2,015,193
Antofagasta PLC	63,452	770,645
Ashmore Group PLC(a)	49,200	337,621
Associated British Foods PLC	21,142	727,645
AstraZeneca PLC	54,803	5,522,706
Aviva PLC	281,030	1,558,798
BAE Systems PLC	190,947	1,428,702
Balfour Beatty PLC	122,660	424,759
Barclays PLC	785,123	1,868,422
Barratt Developments PLC	96,065	950,139
Berkeley Group Holdings PLC	4,733	304,662
Bodycote PLC	51,749	652,639
Bovis Homes Group PLC	23,005	413,863
BP PLC	1,519,960	9,495,987
Brewin Dolphin Holdings PLC	115,215	568,398
British American Tobacco PLC	209,237	8,957,294
BT Group PLC	915,641	2,334,290
Bunzl PLC	11,364	310,875
Burberry Group PLC	17,811	520,273
Carnival PLC	10,468	505,331
Centrica PLC	898,598	1,063,044
Chemring Group PLC	98,488	313,785
Cineworld Group PLC(a)	110,745	321,441
Close Brothers Group PLC	20,727	438,781
CNH Industrial N.V.	41,577	456,901
Coca-Cola European Partners PLC	17,801	892,179
Compass Group PLC	44,615	1,117,061
Countryside Properties PLC(b)	112,996	681,396
Crest Nicholson Holdings PLC	106,946	611,760
Croda International PLC	4,165	282,500
Daily Mail & General Trust PLC Class A Non-Voting Shares	35,733	392,426
Derwent London PLC	8,899	472,737
Diageo PLC	69,019	2,926,312
Direct Line Insurance Group PLC	69,979	289,702
Diversified Gas & Oil PLC	186,428	263,024
Domino’s Pizza Group PLC	108,154	458,773
Drax Group PLC	85,210	354,450
Electrocomponents PLC	35,757	320,973
Empiric Student Property PLC	336,047	434,049
Essentra PLC	59,973	345,922
Evraz PLC	195,810	1,047,974
Fiat Chrysler Automobiles N.V.	108,626	1,608,779
Fresnillo PLC	39,059	331,262
G4S PLC	124,601	359,842
GlaxoSmithKline PLC	331,043	7,801,795
Halfords Group PLC	47,959	107,563
Halma PLC	17,540	491,676
Hargreaves Lansdown PLC	15,514	397,685
Hays PLC	225,511	542,523
Howden Joinery Group PLC	46,605	415,263
HSBC Holdings PLC	1,328,181	10,414,532
Ibstock PLC(b)	152,274	635,434
Imperial Brands PLC	125,980	3,119,213
Inchcape PLC	52,025	486,576
Informa PLC	46,678	529,941
InterContinental Hotels Group PLC	7,124	491,506
Intertek Group PLC	5,836	452,432
Land Securities Group PLC	56,307	738,468
Legal & General Group PLC	366,837	1,472,482
Lloyds Banking Group PLC	4,272,827	3,537,769
London Stock Exchange Group PLC	8,158	837,567
Marks & Spencer Group PLC	209,770	593,301
Marston’s PLC	227,287	382,997
Mediclinic International PLC	65,515	357,232
Meggitt PLC	42,282	367,894
Micro Focus International PLC	26,303	370,680
Mondi PLC	21,278	499,633
Moneysupermarket.com Group PLC	77,820	340,822
National Grid PLC	250,783	3,137,200
Next PLC	6,677	620,767
Pagegroup PLC	74,028	512,899
Paragon Banking Group PLC	72,840	520,107
Pearson PLC	27,144	229,059
Pennon Group PLC	37,830	513,682
Persimmon PLC	49,549	1,769,000
Phoenix Group Holdings PLC	57,579	571,321
Prudential PLC	93,679	1,798,228
QinetiQ Group PLC	102,891	487,699
Quilter PLC(b)	160,948	343,384
Reckitt Benckiser Group PLC	23,718	1,925,759
Redrow PLC	56,115	553,821
RELX PLC	55,953	1,412,429
Rentokil Initial PLC	54,532	327,253
Rio Tinto PLC	82,491	4,920,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

December 31, 2019

Investments	Shares	Value
Rolls-Royce Holdings PLC*	39,419	$356,769
Rotork PLC	90,722	402,617
Royal Bank of Scotland Group PLC	354,807	1,129,484
Royal Dutch Shell PLC Class A	311,863	9,233,695
Royal Dutch Shell PLC Class B	285,392	8,466,951
RSA Insurance Group PLC	50,836	380,903
Sage Group PLC (The)	58,699	582,434
Segro PLC	77,930	926,250
Senior PLC	160,627	367,915
Severn Trent PLC	15,391	512,789
Signature Aviation PLC	102,085	428,972
Smith & Nephew PLC	26,349	639,650
Smiths Group PLC	17,319	387,054
Spectris PLC	8,158	314,061
Spirax-Sarco Engineering PLC	3,565	419,851
SSE PLC	115,089	2,193,198
Standard Chartered PLC	99,132	935,561
Standard Life Aberdeen PLC	223,386	970,949
Synthomer PLC	61,901	290,128
Tate & Lyle PLC	33,645	338,831
Taylor Wimpey PLC	145,584	372,996
TechnipFMC PLC(a)	23,142	491,223
Tesco PLC	327,434	1,106,977
TI Fluid Systems PLC(b)	121,064	426,610
Unilever N.V.	60,454	3,476,447
Unilever PLC	42,613	2,455,927
United Utilities Group PLC	41,877	523,366
Vesuvius PLC	75,753	501,769
Vodafone Group PLC	2,214,131	4,304,723
WH Smith PLC	21,667	746,288
Whitbread PLC	7,660	491,752
WM Morrison Supermarkets PLC	89,465	236,801

Total United Kingdom		155,905,393

TOTAL COMMON STOCKS (Cost: $741,413,554)		840,671,577

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/21/20* (Cost: $53,054)	112,347	53,344

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $18,082,997)(d)	18,082,997	18,082,997

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $759,549,605)		858,807,918
Other Assets less Liabilities - (1.8)%		(15,389,866)

NET ASSETS - 100.0%		$843,418,052

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,810,563 and the total market value of the collateral held by the Fund was $30,350,368. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,267,371.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	1/2/2020	56,085	USD	50,000	EUR	$—	$(40)
State Street Bank and Trust	1/3/2020	132,390	USD	100,000	GBP	—	(85)

						$—	$(125)

CURRENCY LEGEND

EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 100.4%

Australia - 3.7%
Altium Ltd.	9,244	$225,613
ARB Corp., Ltd.	43,421	572,913
Aristocrat Leisure Ltd.	87,682	2,075,287
Beach Energy Ltd.	173,295	305,762
BlueScope Steel Ltd.	61,866	654,940
carsales.com Ltd.	86,775	1,013,185
Cochlear Ltd.	6,934	1,095,392
Computershare Ltd.(a)	53,626	632,546
Corporate Travel Management Ltd.(a)	7,325	105,557
CSL Ltd.	43,358	8,404,754
Domino’s Pizza Enterprises Ltd.(a)	18,243	671,460
IDP Education Ltd.	25,191	304,047
Magellan Financial Group Ltd.(a)	53,276	2,132,799
NIB Holdings Ltd.	78,390	345,504
Northern Star Resources Ltd.	74,522	592,477
Pendal Group Ltd.	76,587	462,458
Reece Ltd.	82,004	660,608
Regis Resources Ltd.	181,351	553,266
St Barbara Ltd.	151,469	289,612
Technology One Ltd.	60,050	349,939
Viva Energy Group Ltd.(a)(b)	460,346	621,313
Webjet Ltd.	530	4,851

Total Australia		22,074,283

Austria - 0.0%
S IMMO AG	10,084	252,420

Belgium - 0.4%
bpost S.A.	186,164	2,152,381

China - 2.6%
China Overseas Land & Investment Ltd.	2,688,000	10,470,084
CSPC Pharmaceutical Group Ltd.	786,000	1,874,263
Guangdong Investment Ltd.	1,674,000	3,501,912

Total China		15,846,259

Denmark - 6.4%
Ambu A/S Class B(a)	7,745	129,956
Chr Hansen Holding A/S	8,133	646,779
Coloplast A/S Class B	34,006	4,221,505
DFDS A/S	16,791	819,750
DSV Panalpina A/S	7,548	870,566
GN Store Nord A/S	12,141	571,395
Novo Nordisk A/S Class B	364,463	21,168,637
Novozymes A/S Class B	30,255	1,481,618
Orsted A/S(b)	52,788	5,463,562
Rockwool International A/S Class B	49	11,615
Royal Unibrew A/S	11,426	1,046,997
SimCorp A/S	4,878	555,068
Vestas Wind Systems A/S	15,274	1,544,608

Total Denmark		38,532,056

Finland - 2.9%
Kone Oyj Class B	125,052	8,180,810
Metsa Board Oyj(a)	190,500	1,281,948
Neste Oyj	143,404	4,993,318
Nokian Renkaat Oyj	57,908	1,665,993
Wartsila Oyj Abp	95,880	1,060,109

Total Finland		17,182,178

France - 6.1%
Alten S.A.	1,589	200,661
Cie Plastic Omnium S.A.	51,189	1,430,745
Gaztransport Et Technigaz S.A.	7,161	686,464
Hermes International	6,788	5,076,129
Ipsen S.A.	6,811	603,982
Kering S.A.	22,166	14,560,551
Rubis SCA	23,032	1,415,474
Safran S.A.	47,982	7,413,797
Sartorius Stedim Biotech	527	87,373
Teleperformance	4,860	1,185,992
Trigano S.A.	4,089	431,910
Valeo S.A.	88,116	3,106,768

Total France		36,199,846

Germany - 8.4%
adidas AG	21,158	6,882,705
Bechtle AG	4,759	668,815
CANCOM SE	1,023	60,401
CTS Eventim AG & Co. KGaA	14,435	908,194
Dermapharm Holding SE	5,695	254,107
Deutsche Wohnen SE Bearer Shares	70,737	2,891,830
Fuchs Petrolub SE	15,923	714,049
Hochtief AG	28,767	3,671,480
Hugo Boss AG	19,369	940,546
Infineon Technologies AG	167,236	3,812,640
MTU Aero Engines AG	5,818	1,662,717
Nemetschek SE	5,718	377,405
NORMA Group SE	8,385	357,662
SAP SE	128,311	17,329,573
Siemens Healthineers AG(b)	151,938	7,302,965
Siltronic AG	17,375	1,749,848
Sixt SE	7,869	791,874

Total Germany		50,376,811

Hong Kong - 1.2%
Galaxy Entertainment Group Ltd.	622,000	4,582,099
Melco International Development Ltd.	125,000	351,331
Techtronic Industries Co., Ltd.	233,000	1,900,351
Vitasoy International Holdings Ltd.(a)	106,000	384,314

Total Hong Kong		7,218,095

Ireland - 0.4%
Kerry Group PLC Class A	9,948	1,240,612
Kingspan Group PLC	17,087	1,044,359

Total Ireland		2,284,971

Israel - 0.3%
Israel Chemicals Ltd.	364,168	1,713,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2019

Investments	Shares	Value
Italy - 1.6%
Amplifon SpA	10,253	$295,091
Brunello Cucinelli SpA	12,983	459,937
De’ Longhi SpA	8,876	187,808
DiaSorin SpA	5,836	755,975
Ferrari N.V.	12,979	2,154,743
Freni Brembo SpA(a)	38,701	480,467
IMA Industria Macchine Automatiche SpA(a)	11,515	828,530
Moncler SpA	31,281	1,406,974
Recordati SpA	49,228	2,076,058
Reply SpA	275	21,438
Salvatore Ferragamo SpA	580	12,207
Technogym SpA(b)	54,134	704,271

Total Italy		9,383,499

Japan - 19.4%
Advantest Corp.	56,600	3,208,245
Ain Holdings, Inc.(a)	1,300	82,899
Asahi Intecc Co., Ltd.(a)	12,200	359,236
Astellas Pharma, Inc.	401,200	6,903,556
Bandai Namco Holdings, Inc.	44,500	2,715,247
Benefit One, Inc.	20,200	420,264
Chugai Pharmaceutical Co., Ltd.	57,000	5,286,957
Daifuku Co., Ltd.(a)	11,800	723,147
Daito Trust Construction Co., Ltd.	26,800	3,324,260
Digital Arts, Inc.	2,100	107,826
Disco Corp.	4,900	1,167,794
Elecom Co., Ltd.	2,600	105,746
en-japan, Inc.	3,350	147,193
Fast Retailing Co., Ltd.	5,600	3,349,436
Funai Soken Holdings, Inc.	1,200	27,395
GMO Payment Gateway, Inc.	3,300	227,136
Harmonic Drive Systems, Inc.	3,800	184,274
Haseko Corp.	165,600	2,241,524
Hikari Tsushin, Inc.	6,600	1,665,866
Hoya Corp.	35,500	3,413,619
Infocom Corp.	5,200	128,475
Japan Lifeline Co., Ltd.	7,900	108,532
Japan Material Co., Ltd.	2,700	45,391
JINS Holdings, Inc.(a)	2,900	196,936
Kakaku.com, Inc.	28,500	732,464
Kaken Pharmaceutical Co., Ltd.	7,800	433,513
Kao Corp.	59,200	4,916,310
Keyence Corp.	6,200	2,195,887
Kobe Bussan Co., Ltd.	11,400	393,375
Konami Holdings Corp.	25,000	1,031,746
Kose Corp.	3,700	544,744
Koshidaka Holdings Co., Ltd.	2,500	37,957
Kotobuki Spirits Co., Ltd.	300	22,222
Kusuri no Aoki Holdings Co., Ltd.	100	6,294
Lasertec Corp.	7,800	399,061
M3, Inc.(a)	19,100	580,865
McDonald’s Holdings Co., Japan Ltd.(a)	3,300	159,117
Meitec Corp.	14,200	803,589
Miroku Jyoho Service Co., Ltd.	13,800	417,778
Mixi, Inc.	22,300	424,762
MonotaRO Co., Ltd.(a)	10,800	290,484
Murata Manufacturing Co., Ltd.	106,220	6,593,606
Nidec Corp.	21,000	2,899,517
Nihon M&A Center, Inc.	5,300	183,616
Nintendo Co., Ltd.	25,500	10,317,322
Nippon Shinyaku Co., Ltd.	2,800	243,994
Nissan Chemical Corp.	18,300	773,761
Obic Co., Ltd.	6,200	842,070
Open House Co., Ltd.	25,300	728,677
Oracle Corp.	12,700	1,162,779
Outsourcing, Inc.	12,600	134,261
Pigeon Corp.(a)	11,200	413,784
Pilot Corp.	3,200	130,150
Recruit Holdings Co., Ltd.	103,200	3,892,494
Round One Corp.	3,500	34,074
SCSK Corp.	10,600	553,043
Seria Co., Ltd.	8,000	218,634
Shimano, Inc.	5,600	915,684
Shin-Etsu Chemical Co., Ltd.	71,600	7,945,673
Shionogi & Co., Ltd.	36,700	2,285,244
Showa Denko K.K.(a)	78,000	2,080,718
Sysmex Corp.	11,900	815,672
Systena Corp.	5,100	83,346
TechnoPro Holdings, Inc.	7,800	549,068
Toei Animation Co., Ltd.	8,800	453,462
Tokai Carbon Co., Ltd.(a)	94,600	953,182
Tokuyama Corp.	29,300	771,897
Tokyo Electron Ltd.	68,300	15,036,370
Tosho Co., Ltd.	5,000	115,068
Trend Micro, Inc.	53,900	2,777,456
Ulvac, Inc.	9,900	395,818
United Arrows Ltd.	3,300	93,830
Universal Entertainment Corp.(a)	7,300	249,547
USS Co., Ltd.	59,600	1,133,044
Workman Co., Ltd.(a)	3,000	281,297
ZOZO, Inc.	27,600	530,032

Total Japan		116,119,312

Kazakhstan - 0.0%
KAZ Minerals PLC	39,031	274,768

Netherlands - 3.6%
ASM International N.V.	12,159	1,366,894
ASML Holding N.V.	41,466	12,274,065
Corbion N.V.	1,684	53,155
Euronext N.V.(b)	14,713	1,199,839
Koninklijke DSM N.V.	31,360	4,086,904
TKH Group N.V. CVA	2,664	149,218
Wolters Kluwer N.V.	33,363	2,434,996

Total Netherlands		21,565,071

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	93,652	1,402,648
Mainfreight Ltd.	25,762	738,664
Ryman Healthcare Ltd.	35,976	396,349

Total New Zealand		2,537,661

Norway - 3.1%
Borregaard ASA	18,135	196,059
DNO ASA	150,232	197,806
Grieg Seafood ASA	28,859	460,769
Mowi ASA	232,979	6,050,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2019

Investments	Shares	Value
Salmar ASA	57,349	$2,932,289
Telenor ASA	471,717	8,452,180

Total Norway		18,289,404

Portugal - 0.4%
Jeronimo Martins, SGPS, S.A.	137,334	2,260,717

Singapore - 0.7%
First Resources Ltd.	264,200	373,317
SATS Ltd.	337,500	1,270,033
Sheng Siong Group Ltd.	527,900	486,815
Singapore Technologies Engineering Ltd.	797,800	2,337,658

Total Singapore		4,467,823

Spain - 6.3%
Amadeus IT Group S.A.	59,064	4,826,590
Cie Automotive S.A.	40,898	967,740
Ence Energia y Celulosa S.A.(a)	134,042	552,196
Faes Farma S.A.	92,319	518,140
Grifols S.A.(a)	54,524	1,923,616
Industria de Diseno Textil S.A.	804,100	28,386,828
Prosegur Cash S.A.(b)	225,596	343,888

Total Spain		37,518,998

Sweden - 3.1%
AddTech AB Class B	14,839	480,311
Alfa Laval AB	93,882	2,365,842
Atlas Copco AB Class B	83,840	2,912,576
Beijer Ref AB	15,233	447,175
Epiroc AB Class A	88,261	1,078,153
Epiroc AB Class B	26,814	318,094
Evolution Gaming Group AB(b)	23,494	707,753
Fagerhult AB	1,486	9,445
Hexpol AB	40,508	397,246
Indutrade AB	20,921	749,138
Lifco AB Class B	9,563	584,340
Loomis AB Class B	17,238	714,118
Mycronic AB	26,480	523,600
Nolato AB Class B	3,923	230,492
Paradox Interactive AB(a)	6,216	99,604
Sandvik AB	296,730	5,789,707
Sectra AB Class B*(a)	85	3,551
Sweco AB Class B	23,037	888,892
Thule Group AB(b)	6,946	160,274

Total Sweden		18,460,311

Switzerland - 7.1%
Givaudan S.A. Registered Shares	1,275	3,990,835
Kuehne + Nagel International AG Registered Shares	40,284	6,789,228
Logitech International S.A. Registered Shares	37,053	1,753,642
Partners Group Holding AG	7,079	6,487,225
Roche Holding AG Bearer Shares	32,427	10,300,558
Schindler Holding AG Participation Certificate	4,912	1,248,861
Schindler Holding AG Registered Shares	11,413	2,795,646
SFS Group AG	9,235	887,880
SGS S.A. Registered Shares	1,757	4,810,045
Sonova Holding AG Registered Shares	6,101	1,395,540
Straumann Holding AG Registered Shares	1,292	1,268,050
Temenos AG Registered Shares*	3,239	512,433

Total Switzerland		42,239,943

United Kingdom - 22.3%
Abcam PLC	3,462	62,007
Ashmore Group PLC(a)	120,668	828,049
Ashtead Group PLC	53,462	1,709,687
Barratt Developments PLC	446,497	4,416,118
Brewin Dolphin Holdings PLC	190,310	938,870
British American Tobacco PLC	550,773	23,578,217
Compass Group PLC	175,573	4,395,960
Countryside Properties PLC(b)	159,885	964,149
Croda International PLC	18,251	1,237,915
Diageo PLC	289,350	12,268,048
Diploma PLC	12,827	343,930
Diversified Gas & Oil PLC	331,201	467,278
Domino’s Pizza Group PLC	139,298	590,881
Dunelm Group PLC	41,222	631,279
Electrocomponents PLC	54,416	488,466
Euromoney Institutional Investor PLC	26,559	458,096
Evraz PLC	810,358	4,337,030
FDM Group Holdings PLC	5,099	69,846
Ferrexpo PLC	61,664	129,845
Fevertree Drinks PLC	7,905	219,182
Fresnillo PLC	75,571	640,922
Games Workshop Group PLC	5,850	473,125
Gamma Communications PLC	11,456	201,845
Greggs PLC	15,228	463,583
Halma PLC	2,305	64,613
Hargreaves Lansdown PLC	56,483	1,447,881
Hays PLC	453,627	1,091,312
Hill & Smith Holdings PLC	23,820	464,813
HomeServe PLC	37,166	622,339
Howden Joinery Group PLC	91,937	819,184
Intertek Group PLC	12,206	946,263
JD Sports Fashion PLC	22,724	252,088
John Laing Group PLC(b)	73,812	371,573
Marshalls PLC	39,441	449,346
Moneysupermarket.com Group PLC	85,379	373,928
Next PLC	24,360	2,264,774
NMC Health PLC(a)	2,944	68,914
Pagegroup PLC	66,484	460,631
RELX PLC	214,081	5,404,073
Renishaw PLC	9,844	491,379
Rightmove PLC	60,401	506,983
Rio Tinto PLC	337,388	20,126,383
Rotork PLC	105,614	468,706
Safestore Holdings PLC	41,955	447,974
Softcat PLC	45,694	697,342
Spirax-Sarco Engineering PLC	5,458	642,791
SSP Group PLC	37,484	322,770
Unilever N.V.	393,822	22,646,990
Unilever PLC	182,429	10,513,982
Unite Group PLC (The)	50,129	836,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2019

Investments	Shares	Value
WH Smith PLC	24,398	$840,353

Total United Kingdom		133,558,459

TOTAL COMMON STOCKS (Cost: $522,323,356)		600,508,564

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/3/20* (Cost: $16,402)	103,721	16,632

EXCHANGE-TRADED FUND - 0.4%

United States - 0.4%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $2,245,331)	77,558	2,477,730

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(d) (Cost: $5,801,004)(e)	5,801,004	5,801,004

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $530,386,093)		608,803,930
Other Assets less Liabilities - (1.8)%		(10,748,626)

NET ASSETS - 100.0%		$598,055,304

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(e)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,673,938. The Fund also had securities on loan having total market value of $52,268 which were sold and pending settlement. The total market value of the collateral held by the Fund was $12,428,057. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,627,053.

CVA - Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/6/2020	6,504,216	AUD	4,572,477	USD	$25	$—
Bank of America N.A.	1/6/2020	51,812,520	DKK	7,784,471	USD	291	—
Bank of America N.A.	1/6/2020	36,865,288	EUR	41,388,180	USD	827	—
Bank of America N.A.	1/6/2020	16,807,480	GBP	22,267,239	USD	499	—
Bank of America N.A.	1/6/2020	35,741,279	HKD	4,587,077	USD	—	(282)
Bank of America N.A.	1/6/2020	1,337,486	ILS	387,382	USD	—	(106)
Bank of America N.A.	1/6/2020	33,418,297	NOK	3,802,975	USD	112	—
Bank of America N.A.	1/6/2020	1,308,079	SGD	972,851	USD	—	(36)
Bank of America N.A.	1/6/2020	4,251,846	USD	6,280,237	AUD	—	(163,197)
Bank of America N.A.	1/6/2020	331,916	USD	487,223	AUD	—	(10,605)
Bank of America N.A.	1/6/2020	7,238,609	USD	48,906,127	DKK	—	(109,472)
Bank of America N.A.	1/6/2020	565,075	USD	3,799,712	DKK	—	(5,827)
Bank of America N.A.	1/6/2020	38,485,960	USD	34,812,950	EUR	—	(598,868)
Bank of America N.A.	1/6/2020	3,004,368	USD	2,703,664	EUR	—	(31,061)
Bank of America N.A.	1/6/2020	20,705,816	USD	15,984,949	GBP	—	(472,175)
Bank of America N.A.	1/6/2020	1,616,379	USD	1,225,891	GBP	—	(7,768)
Bank of America N.A.	1/6/2020	4,265,422	USD	33,406,973	HKD	—	(21,804)
Bank of America N.A.	1/6/2020	332,976	USD	2,607,407	HKD	—	(1,641)
Bank of America N.A.	1/6/2020	360,218	USD	1,248,023	ILS	—	(1,154)
Bank of America N.A.	1/6/2020	28,120	USD	97,677	ILS	—	(163)
Bank of America N.A.	1/6/2020	3,536,303	USD	32,550,785	NOK	—	(168,059)
Bank of America N.A.	1/6/2020	276,058	USD	2,529,755	NOK	—	(11,835)
Bank of America N.A.	1/6/2020	904,633	USD	1,236,749	SGD	—	(15,134)
Bank of America N.A.	1/6/2020	70,619	USD	95,972	SGD	—	(755)
Bank of America N.A.	1/7/2020	8,248,110	CHF	8,518,056	USD	243	—
Bank of America N.A.	1/7/2020	686,734	NZD	463,326	USD	—	(14)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2019

Bank of America N.A.	1/7/2020	33,807,764	SEK	3,612,550	USD	—	(238)
Bank of America N.A.	1/7/2020	7,920,753	USD	7,890,488	CHF	—	(228,208)
Bank of America N.A.	1/7/2020	618,326	USD	608,292	CHF	—	(9,892)
Bank of America N.A.	1/7/2020	430,837	USD	670,834	NZD	—	(21,748)
Bank of America N.A.	1/7/2020	33,633	USD	51,381	NZD	—	(1,031)
Bank of America N.A.	1/7/2020	3,359,231	USD	32,079,070	SEK	—	(68,372)
Bank of America N.A.	1/7/2020	262,235	USD	2,487,106	SEK	—	(3,509)
Bank of America N.A.	1/8/2020	2,612,183,622	JPY	24,037,718	USD	357	—
Bank of America N.A.	1/8/2020	22,352,146	USD	2,440,691,172	JPY	—	(107,806)
Bank of America N.A.	1/8/2020	1,744,898	USD	189,226,859	JPY	3,577	—
Bank of America N.A.	2/5/2020	4,748,094	USD	6,749,514	AUD	—	(355)
Bank of America N.A.	2/5/2020	8,805,314	USD	8,508,918	CHF	—	(371)
Bank of America N.A.	2/5/2020	8,059,599	USD	53,533,001	DKK	—	(144)
Bank of America N.A.	2/5/2020	42,407,200	USD	37,704,439	EUR	—	(3,478)
Bank of America N.A.	2/5/2020	23,211,065	USD	17,505,485	GBP	—	(1,389)
Bank of America N.A.	2/5/2020	4,847,513	USD	37,789,190	HKD	—	(654)
Bank of America N.A.	2/5/2020	386,204	USD	1,331,847	ILS	—	(15)
Bank of America N.A.	2/5/2020	24,305,190	USD	2,637,312,417	JPY	—	(1,821)
Bank of America N.A.	2/5/2020	3,847,195	USD	33,802,913	NOK	—	(159)
Bank of America N.A.	2/5/2020	518,917	USD	768,811	NZD	22	—
Bank of America N.A.	2/5/2020	3,836,479	USD	35,854,854	SEK	105	—
Bank of America N.A.	2/5/2020	945,551	USD	1,271,173	SGD	—	(42)
Canadian Imperial Bank of Commerce	1/6/2020	398,299	USD	580,230	AUD	—	(9,606)
Canadian Imperial Bank of Commerce	1/6/2020	678,090	USD	4,546,390	DKK	—	(4,999)
Canadian Imperial Bank of Commerce	1/6/2020	3,605,242	USD	3,235,403	EUR	—	(27,176)
Canadian Imperial Bank of Commerce	1/6/2020	1,939,655	USD	1,482,565	GBP	—	(24,552)
Canadian Imperial Bank of Commerce	1/6/2020	399,571	USD	3,113,138	HKD	52	—
Canadian Imperial Bank of Commerce	1/6/2020	33,744	USD	117,896	ILS	—	(393)
Canadian Imperial Bank of Commerce	1/6/2020	331,270	USD	2,987,426	NOK	—	(8,707)
Canadian Imperial Bank of Commerce	1/6/2020	84,743	USD	114,823	SGD	—	(651)
Canadian Imperial Bank of Commerce	1/7/2020	741,991	USD	726,817	CHF	—	(8,635)
Canadian Imperial Bank of Commerce	1/7/2020	40,359	USD	61,237	NZD	—	(955)
Canadian Imperial Bank of Commerce	1/7/2020	314,682	USD	2,955,383	SEK	—	(1,096)
Canadian Imperial Bank of Commerce	1/8/2020	2,093,878	USD	229,043,032	JPY	—	(13,843)
Citibank N.A.	1/6/2020	4,955,392	AUD	3,483,794	USD	—	(125)
Citibank N.A.	1/6/2020	39,463,281	DKK	5,931,028	USD	—	(1,722)
Citibank N.A.	1/6/2020	28,086,540	EUR	31,533,854	USD	—	(830)
Citibank N.A.	1/6/2020	12,805,303	GBP	16,965,516	USD	—	(145)
Citibank N.A.	1/6/2020	27,232,119	HKD	3,494,919	USD	—	(132)
Citibank N.A.	1/6/2020	1,019,070	ILS	295,149	USD	—	(72)
Citibank N.A.	1/6/2020	25,460,519	NOK	2,897,509	USD	—	(37)
Citibank N.A.	1/6/2020	996,625	SGD	741,222	USD	—	(35)
Citibank N.A.	1/6/2020	3,239,504	USD	4,784,946	AUD	—	(124,341)
Citibank N.A.	1/6/2020	132,766	USD	190,111	AUD	—	(883)
Citibank N.A.	1/6/2020	5,515,131	USD	37,262,856	DKK	—	(83,564)
Citibank N.A.	1/6/2020	226,030	USD	1,512,412	DKK	—	(1,208)
Citibank N.A.	1/6/2020	29,322,639	USD	26,523,771	EUR	—	(455,849)
Citibank N.A.	1/6/2020	1,201,748	USD	1,075,980	EUR	—	(6,265)
Citibank N.A.	1/6/2020	15,775,863	USD	12,178,034	GBP	—	(358,457)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2019

Citibank N.A.	1/6/2020	646,552	USD	493,751	GBP	—	(7,604)
Citibank N.A.	1/6/2020	3,249,850	USD	25,451,642	HKD	—	(16,443)
Citibank N.A.	1/6/2020	133,190	USD	1,037,376	HKD	60	—
Citibank N.A.	1/6/2020	274,453	USD	950,902	ILS	—	(886)
Citibank N.A.	1/6/2020	11,248	USD	38,888	ILS	—	(12)
Citibank N.A.	1/6/2020	2,694,330	USD	24,802,741	NOK	—	(128,285)
Citibank N.A.	1/6/2020	110,423	USD	974,034	NOK	—	(424)
Citibank N.A.	1/6/2020	689,245	USD	942,276	SGD	—	(11,524)
Citibank N.A.	1/6/2020	28,248	USD	38,197	SGD	—	(159)
Citibank N.A.	1/7/2020	6,284,159	CHF	6,489,949	USD	64	—
Citibank N.A.	1/7/2020	523,171	NZD	353,014	USD	—	(51)
Citibank N.A.	1/7/2020	25,757,294	SEK	2,752,422	USD	—	(292)
Citibank N.A.	1/7/2020	6,034,862	USD	6,011,839	CHF	—	(173,910)
Citibank N.A.	1/7/2020	247,330	USD	241,163	CHF	—	(1,733)
Citibank N.A.	1/7/2020	328,259	USD	511,116	NZD	—	(16,570)
Citibank N.A.	1/7/2020	13,453	USD	20,051	NZD	—	(74)
Citibank N.A.	1/7/2020	2,559,417	USD	24,439,863	SEK	—	(51,948)
Citibank N.A.	1/7/2020	104,894	USD	980,197	SEK	161	—
Citibank N.A.	1/8/2020	1,990,156,518	JPY	18,314,453	USD	—	(453)
Citibank N.A.	1/8/2020	17,030,209	USD	1,859,504,678	JPY	—	(81,495)
Citibank N.A.	1/8/2020	697,959	USD	76,477,042	JPY	—	(5,805)
Citibank N.A.	2/5/2020	3,617,599	USD	5,142,294	AUD	—	(132)
Citibank N.A.	2/5/2020	6,708,815	USD	6,483,023	CHF	—	(317)
Citibank N.A.	2/5/2020	6,140,647	USD	40,777,580	DKK	1,316	—
Citibank N.A.	2/5/2020	32,310,252	USD	28,725,918	EUR	—	(1,214)
Citibank N.A.	2/5/2020	17,684,624	USD	13,337,223	GBP	—	(671)
Citibank N.A.	2/5/2020	3,693,347	USD	28,789,333	HKD	—	(183)
Citibank N.A.	2/5/2020	294,254	USD	1,014,764	ILS	—	(15)
Citibank N.A.	2/5/2020	18,518,242	USD	2,009,351,477	JPY	—	(1,114)
Citibank N.A.	2/5/2020	2,931,199	USD	25,754,488	NOK	—	(105)
Citibank N.A.	2/5/2020	395,369	USD	585,797	NZD	—	(4)
Citibank N.A.	2/5/2020	2,923,036	USD	27,318,139	SEK	68	—
Citibank N.A.	2/5/2020	720,420	USD	968,518	SGD	—	(36)
Commonwealth Bank of Australia	1/6/2020	4,251,846	USD	6,280,460	AUD	—	(163,354)
Commonwealth Bank of Australia	1/6/2020	7,238,609	USD	48,913,511	DKK	—	(110,581)
Commonwealth Bank of Australia	1/6/2020	38,485,960	USD	34,814,115	EUR	—	(600,176)
Commonwealth Bank of Australia	1/6/2020	20,705,816	USD	15,984,542	GBP	—	(471,635)
Commonwealth Bank of Australia	1/6/2020	4,265,422	USD	33,405,766	HKD	—	(21,649)
Commonwealth Bank of Australia	1/6/2020	360,218	USD	1,248,116	ILS	—	(1,181)
Commonwealth Bank of Australia	1/6/2020	3,536,303	USD	32,551,524	NOK	—	(168,143)
Commonwealth Bank of Australia	1/6/2020	904,633	USD	1,236,776	SGD	—	(15,154)
Commonwealth Bank of Australia	1/7/2020	7,920,753	USD	7,890,813	CHF	—	(228,544)
Commonwealth Bank of Australia	1/7/2020	430,837	USD	670,858	NZD	—	(21,764)
Commonwealth Bank of Australia	1/7/2020	3,359,231	USD	32,081,556	SEK	—	(68,638)
Commonwealth Bank of Australia	1/8/2020	22,352,146	USD	2,440,697,878	JPY	—	(107,867)
HSBC Holdings PLC	1/6/2020	6,504,216	AUD	4,572,477	USD	25	—
HSBC Holdings PLC	1/6/2020	51,810,948	DKK	7,784,471	USD	55	—
HSBC Holdings PLC	1/6/2020	36,864,796	EUR	41,388,180	USD	274	—
HSBC Holdings PLC	1/6/2020	16,807,468	GBP	22,267,239	USD	482	—
HSBC Holdings PLC	1/6/2020	35,743,536	HKD	4,587,077	USD	8	—
HSBC Holdings PLC	1/6/2020	1,337,686	ILS	387,382	USD	—	(48)
HSBC Holdings PLC	1/6/2020	33,417,844	NOK	3,802,975	USD	61	—
HSBC Holdings PLC	1/6/2020	1,308,057	SGD	972,851	USD	—	(53)
HSBC Holdings PLC	1/7/2020	8,247,897	CHF	8,518,056	USD	23	—
HSBC Holdings PLC	1/7/2020	686,646	NZD	463,326	USD	—	(73)
HSBC Holdings PLC	1/7/2020	33,807,164	SEK	3,612,550	USD	—	(302)
HSBC Holdings PLC	1/8/2020	2,612,123,528	JPY	24,037,718	USD	—	(196)
HSBC Holdings PLC	2/5/2020	4,748,094	USD	6,749,322	AUD	—	(220)
HSBC Holdings PLC	2/5/2020	8,805,314	USD	8,509,403	CHF	—	(872)
HSBC Holdings PLC	2/5/2020	8,059,599	USD	53,536,934	DKK	—	(736)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2019

HSBC Holdings PLC	2/5/2020	42,407,200	USD	37,704,941	EUR	—	(4,044)
HSBC Holdings PLC	2/5/2020	23,211,065	USD	17,505,670	GBP	—	(1,634)
HSBC Holdings PLC	2/5/2020	4,847,513	USD	37,786,194	HKD	—	(270)
HSBC Holdings PLC	2/5/2020	386,204	USD	1,331,977	ILS	—	(53)
HSBC Holdings PLC	2/5/2020	24,305,190	USD	2,637,421,790	JPY	—	(2,829)
HSBC Holdings PLC	2/5/2020	3,847,195	USD	33,805,649	NOK	—	(470)
HSBC Holdings PLC	2/5/2020	518,917	USD	768,929	NZD	—	(57)
HSBC Holdings PLC	2/5/2020	3,836,479	USD	35,855,272	SEK	60	—
HSBC Holdings PLC	2/5/2020	945,551	USD	1,271,085	SGD	23	—
JP Morgan Chase Bank N.A.	1/6/2020	6,504,216	AUD	4,572,477	USD	25	—
JP Morgan Chase Bank N.A.	1/6/2020	51,810,652	DKK	7,784,471	USD	11	—
JP Morgan Chase Bank N.A.	1/6/2020	36,864,960	EUR	41,388,180	USD	459	—
JP Morgan Chase Bank N.A.	1/6/2020	16,807,404	GBP	22,267,239	USD	398	—
JP Morgan Chase Bank N.A.	1/6/2020	35,741,243	HKD	4,587,077	USD	—	(286)
JP Morgan Chase Bank N.A.	1/6/2020	1,337,731	ILS	387,382	USD	—	(35)
JP Morgan Chase Bank N.A.	1/6/2020	33,417,247	NOK	3,802,975	USD	—	(7)
JP Morgan Chase Bank N.A.	1/6/2020	1,308,065	SGD	972,851	USD	—	(46)
JP Morgan Chase Bank N.A.	1/7/2020	8,246,228	CHF	8,518,056	USD	—	(1,702)
JP Morgan Chase Bank N.A.	1/7/2020	686,741	NZD	463,326	USD	—	(10)
JP Morgan Chase Bank N.A.	1/7/2020	33,808,508	SEK	3,612,550	USD	—	(159)
JP Morgan Chase Bank N.A.	1/8/2020	2,612,166,796	JPY	24,037,718	USD	202	—
JP Morgan Chase Bank N.A.	2/5/2020	4,748,094	USD	6,749,111	AUD	—	(71)
JP Morgan Chase Bank N.A.	2/5/2020	8,805,314	USD	8,507,131	CHF	1,479	—
JP Morgan Chase Bank N.A.	2/5/2020	8,059,599	USD	53,532,928	DKK	—	(133)
JP Morgan Chase Bank N.A.	2/5/2020	42,407,200	USD	37,703,031	EUR	—	(1,895)
JP Morgan Chase Bank N.A.	2/5/2020	23,211,065	USD	17,504,878	GBP	—	(583)
JP Morgan Chase Bank N.A.	2/5/2020	4,847,513	USD	37,788,434	HKD	—	(557)
JP Morgan Chase Bank N.A.	2/5/2020	386,204	USD	1,331,812	ILS	—	(5)
JP Morgan Chase Bank N.A.	2/5/2020	24,305,190	USD	2,637,251,654	JPY	—	(1,261)
JP Morgan Chase Bank N.A.	2/5/2020	3,847,195	USD	33,802,144	NOK	—	(71)
JP Morgan Chase Bank N.A.	2/5/2020	518,917	USD	768,846	NZD	—	(1)
JP Morgan Chase Bank N.A.	2/5/2020	3,836,479	USD	35,856,067	SEK	—	(25)
JP Morgan Chase Bank N.A.	2/5/2020	945,551	USD	1,271,157	SGD	—	(30)
Morgan Stanley & Co. International	1/6/2020	6,504,309	AUD	4,572,477	USD	90	—
Morgan Stanley & Co. International	1/6/2020	51,811,462	DKK	7,784,471	USD	132	—
Morgan Stanley & Co. International	1/6/2020	36,864,796	EUR	41,388,180	USD	274	—
Morgan Stanley & Co. International	1/6/2020	16,807,404	GBP	22,267,239	USD	398	—
Morgan Stanley & Co. International	1/6/2020	35,744,775	HKD	4,587,077	USD	167	—
Morgan Stanley & Co. International	1/6/2020	1,337,759	ILS	387,382	USD	—	(27)
Morgan Stanley & Co. International	1/6/2020	33,417,996	NOK	3,802,975	USD	78	—
Morgan Stanley & Co. International	1/6/2020	1,308,101	SGD	972,851	USD	—	(19)
Morgan Stanley & Co. International	1/7/2020	8,248,068	CHF	8,518,056	USD	199	—
Morgan Stanley & Co. International	1/7/2020	686,738	NZD	463,326	USD	—	(12)
Morgan Stanley & Co. International	1/7/2020	33,739,830	SEK	3,612,550	USD	—	(7,497)
Morgan Stanley & Co. International	1/8/2020	2,612,188,430	JPY	24,037,718	USD	401	—
Morgan Stanley & Co. International	2/5/2020	4,748,094	USD	6,749,418	AUD	—	(287)
Morgan Stanley & Co. International	2/5/2020	8,805,314	USD	8,509,050	CHF	—	(507)
Morgan Stanley & Co. International	2/5/2020	8,059,599	USD	53,536,015	DKK	—	(598)
Morgan Stanley & Co. International	2/5/2020	42,407,200	USD	37,704,606	EUR	—	(3,667)
Morgan Stanley & Co. International	2/5/2020	23,211,065	USD	17,505,406	GBP	—	(1,283)
Morgan Stanley & Co. International	2/5/2020	4,847,513	USD	37,787,697	HKD	—	(463)
Morgan Stanley & Co. International	2/5/2020	386,204	USD	1,333,135	ILS	—	(389)
Morgan Stanley & Co. International	2/5/2020	24,305,190	USD	2,637,375,611	JPY	—	(2,403)
Morgan Stanley & Co. International	2/5/2020	3,847,195	USD	33,804,533	NOK	—	(343)
Morgan Stanley & Co. International	2/5/2020	518,917	USD	768,838	NZD	4	—
Morgan Stanley & Co. International	2/5/2020	3,836,479	USD	35,856,561	SEK	—	(78)
Morgan Stanley & Co. International	2/5/2020	945,551	USD	1,271,176	SGD	—	(44)
Royal Bank of Canada	1/6/2020	4,251,846	USD	6,280,163	AUD	—	(163,145)
Royal Bank of Canada	1/6/2020	7,238,609	USD	48,906,221	DKK	—	(109,486)
Royal Bank of Canada	1/6/2020	38,485,960	USD	34,812,163	EUR	—	(597,984)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2019

Royal Bank of Canada	1/6/2020	20,705,816	USD	15,983,801	GBP	—	(470,654)
Royal Bank of Canada	1/6/2020	4,265,422	USD	33,407,890	HKD	—	(21,922)
Royal Bank of Canada	1/6/2020	360,218	USD	1,248,081	ILS	—	(1,170)
Royal Bank of Canada	1/6/2020	3,536,303	USD	32,553,904	NOK	—	(168,414)
Royal Bank of Canada	1/6/2020	904,633	USD	1,236,735	SGD	—	(15,123)
Royal Bank of Canada	1/7/2020	7,920,753	USD	7,890,321	CHF	—	(228,036)
Royal Bank of Canada	1/7/2020	430,837	USD	670,839	NZD	—	(21,751)
Royal Bank of Canada	1/7/2020	3,359,231	USD	32,079,037	SEK	—	(68,369)
Royal Bank of Canada	1/8/2020	22,352,146	USD	2,440,550,354	JPY	—	(106,510)
Standard Chartered Bank	1/6/2020	4,251,846	USD	6,280,144	AUD	—	(163,132)
Standard Chartered Bank	1/6/2020	7,238,609	USD	48,906,540	DKK	—	(109,534)
Standard Chartered Bank	1/6/2020	38,485,960	USD	34,811,596	EUR	—	(597,347)
Standard Chartered Bank	1/6/2020	20,705,816	USD	15,983,740	GBP	—	(470,572)
Standard Chartered Bank	1/6/2020	4,265,422	USD	33,404,013	HKD	—	(21,424)
Standard Chartered Bank	1/6/2020	360,218	USD	1,248,011	ILS	—	(1,150)
Standard Chartered Bank	1/6/2020	3,536,303	USD	32,553,296	NOK	—	(168,345)
Standard Chartered Bank	1/6/2020	904,633	USD	1,236,688	SGD	—	(15,089)
Standard Chartered Bank	1/7/2020	7,920,753	USD	7,890,234	CHF	—	(227,946)
Standard Chartered Bank	1/7/2020	430,837	USD	670,852	NZD	—	(21,760)
Standard Chartered Bank	1/7/2020	3,359,231	USD	32,077,280	SEK	—	(68,181)
Standard Chartered Bank	1/8/2020	22,352,146	USD	2,441,770,781	JPY	—	(117,740)
UBS AG	1/6/2020	199,150	USD	292,034	AUD	—	(6,152)
UBS AG	1/6/2020	464,683	USD	679,008	AUD	—	(12,663)
UBS AG	1/6/2020	339,045	USD	2,281,344	DKK	—	(3,724)
UBS AG	1/6/2020	791,105	USD	5,319,514	DKK	—	(8,145)
UBS AG	1/6/2020	1,802,621	USD	1,623,759	EUR	—	(20,389)
UBS AG	1/6/2020	4,206,116	USD	3,785,549	EUR	—	(43,956)
UBS AG	1/6/2020	969,828	USD	749,467	GBP	—	(23,119)
UBS AG	1/6/2020	2,262,931	USD	1,739,279	GBP	—	(41,389)
UBS AG	1/6/2020	199,786	USD	1,564,760	HKD	—	(1,025)
UBS AG	1/6/2020	466,166	USD	3,650,724	HKD	—	(2,343)
UBS AG	1/6/2020	16,872	USD	58,553	ILS	—	(82)
UBS AG	1/6/2020	39,368	USD	136,961	ILS	—	(290)
UBS AG	1/6/2020	165,635	USD	1,516,660	NOK	—	(6,965)
UBS AG	1/6/2020	386,481	USD	3,548,438	NOK	—	(17,340)
UBS AG	1/6/2020	42,372	USD	57,892	SGD	—	(682)
UBS AG	1/6/2020	98,867	USD	134,955	SGD	—	(1,499)
UBS AG	1/7/2020	370,996	USD	367,210	CHF	—	(8,243)
UBS AG	1/7/2020	865,656	USD	851,443	CHF	—	(13,678)
UBS AG	1/7/2020	20,180	USD	31,022	NZD	—	(749)
UBS AG	1/7/2020	47,086	USD	72,254	NZD	—	(1,661)
UBS AG	1/7/2020	157,341	USD	1,497,649	SEK	—	(2,681)
UBS AG	1/7/2020	367,129	USD	3,494,113	SEK	—	(6,212)
UBS AG	1/8/2020	1,046,939	USD	113,900,995	JPY	—	(1,211)
UBS AG	1/8/2020	2,442,858	USD	264,427,652	JPY	9,518	—

						$22,625	$(9,898,944)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 8.5%
AGL Energy Ltd.	26,277	$379,218
Alumina Ltd.	212,287	343,223
APA Group(a)	31,672	247,129
Aurizon Holdings Ltd.	52,940	194,630
AusNet Services	153,087	182,941
Australia & New Zealand Banking Group Ltd.	59,275	1,026,267
Bank of Queensland Ltd.(a)	11,508	58,649
Bendigo & Adelaide Bank Ltd.(a)	7,918	54,435
BHP Group Ltd.	81,227	2,222,275
BHP Group PLC	64,833	1,526,050
Boral Ltd.	42,102	132,588
Caltex Australia Ltd.	9,416	224,714
Challenger Ltd.(a)	15,020	85,417
Coca-Cola Amatil Ltd.	18,289	142,190
Commonwealth Bank of Australia	34,670	1,947,265
Crown Resorts Ltd.	25,795	217,773
CSR Ltd.	24,123	77,156
Downer EDI Ltd.	22,573	129,639
Fortescue Metals Group Ltd.	60,738	456,418
Harvey Norman Holdings Ltd.(a)	64,474	184,461
Insurance Australia Group Ltd.	37,365	201,196
IOOF Holdings Ltd.(a)	19,882	109,852
IVE Group Ltd.	67,267	114,431
JB Hi-Fi Ltd.(a)	5,093	134,863
Jupiter Mines Ltd.	124,785	24,561
Macquarie Group Ltd.	6,686	647,885
Magellan Financial Group Ltd.(a)	2,288	91,596
Medibank Pvt Ltd.	49,691	110,380
Metcash Ltd.(a)	36,163	65,331
National Australia Bank Ltd.	64,698	1,120,159
Nine Entertainment Co. Holdings Ltd.(a)	38,242	48,119
Orora Ltd.	42,744	95,549
Pendal Group Ltd.	13,467	81,318
Premier Investments Ltd.	7,726	101,885
Qantas Airways Ltd.	46,227	231,041
QBE Insurance Group Ltd.	21,925	198,509
Rio Tinto Ltd.	10,532	743,308
Sims Metal Management Ltd.(a)	9,601	72,012
South32 Ltd.	167,455	317,824
Southern Cross Media Group Ltd.	107,912	62,961
Spark Infrastructure Group	81,224	119,332
Star Entertainment Group Ltd. (The)	46,115	149,116
Suncorp Group Ltd.	20,743	188,974
Super Retail Group Ltd.(a)	10,208	72,618
Sydney Airport	74,828	455,519
Tabcorp Holdings Ltd.	64,669	205,930
Wesfarmers Ltd.	45,768	1,331,947
Westpac Banking Corp.	81,686	1,391,315
Whitehaven Coal Ltd.	58,747	109,022
Woodside Petroleum Ltd.	35,778	864,662

Total Australia		19,293,653

Austria - 0.7%
Agrana Beteiligungs AG	4,507	94,099
Andritz AG	3,145	135,562
BAWAG Group AG*(b)	2,774	126,421
Erste Group Bank AG*	7,246	272,965
Lenzing AG	882	81,976
Oesterreichische Post AG	3,142	119,914
OMV AG	8,956	503,459
Voestalpine AG	7,080	197,570

Total Austria		1,531,966

Belgium - 0.8%
Ageas	3,926	232,157
bpost S.A.	16,359	189,139
KBC Group N.V.	9,181	691,098
Proximus SADP	12,399	355,184
Solvay S.A.	2,541	294,640

Total Belgium		1,762,218

China - 4.2%
China Jinmao Holdings Group Ltd.	220,000	171,385
China Mobile Ltd.	614,000	5,161,452
China Power International Development Ltd.	261,000	55,940
China Resources Power Holdings Co., Ltd.	242,000	339,778
CITIC Telecom International Holdings Ltd.	266,000	96,953
CNOOC Ltd.	1,620,000	2,694,525
Dah Chong Hong Holdings Ltd.	262,000	123,740
Lenovo Group Ltd.	404,000	271,172
Shenzhen Investment Ltd.	328,000	131,338
Shougang Fushan Resources Group Ltd.	532,000	114,705
Sino-Ocean Group Holding Ltd.	252,000	101,230
Sinotruk Hong Kong Ltd.	83,500	178,106
Yuexiu Property Co., Ltd.	502,000	115,968

Total China		9,556,292

Denmark - 0.5%
Danske Bank A/S	26,250	425,079
H. Lundbeck A/S	6,282	240,069
ISS A/S	5,349	128,442
Pandora A/S	6,042	263,027
Sydbank A/S	4,351	91,373
Topdanmark A/S	2,207	108,875

Total Denmark		1,256,865

Finland - 2.3%
Elisa Oyj	4,895	270,611
Fortum Oyj	32,467	801,772
Kemira Oyj	4,818	71,713
Kesko Oyj Class B	2,108	149,262
Lassila & Tikanoja Oyj	6,397	113,023
Metsa Board Oyj	18,271	122,953
Metso Oyj	3,891	153,654
Nokian Renkaat Oyj	5,636	162,146
Nordea Bank Abp	160,953	1,300,547
Orion Oyj Class B	3,612	167,328
Sampo Oyj Class A	13,373	584,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2019

Investments	Shares	Value
Stora Enso Oyj Class R	21,887	$318,526
TietoEVRY Oyj	4,880	151,844
UPM-Kymmene Oyj	19,252	667,976
YIT Oyj(a)	11,803	78,963

Total Finland		5,114,403

France - 10.3%
ALD S.A.(b)	12,795	198,775
Amundi S.A.(b)	3,173	248,962
AXA S.A.	50,086	1,411,722
BNP Paribas S.A.	33,467	1,984,648
Bouygues S.A.	13,079	556,123
Cie de Saint-Gobain	14,097	577,571
Cie Generale des Etablissements Michelin SCA	3,813	466,958
CNP Assurances	11,886	236,554
Coface S.A.	8,395	103,374
Covivio	1,950	221,514
Credit Agricole S.A.	69,957	1,014,958
Engie S.A.	87,804	1,419,263
Eutelsat Communications S.A.	9,610	156,307
Gaztransport Et Technigaz S.A.	198	18,981
ICADE	1,939	211,232
Imerys S.A.	2,755	116,525
Klepierre S.A.	8,916	338,778
Lagardere SCA	5,896	128,593
Metropole Television S.A.	6,602	124,352
Natixis S.A.	83,235	369,801
Orange S.A.	84,801	1,248,881
Peugeot S.A.	21,581	515,985
Publicis Groupe S.A.	6,168	279,436
Renault S.A.	12,162	575,835
Rexel S.A.	7,353	97,765
Sanofi	32,142	3,233,434
SCOR SE	3,816	160,287
Societe BIC S.A.	2,273	158,189
Societe Generale S.A.	29,477	1,026,222
SPIE S.A.	4,606	93,891
Suez	16,450	249,002
Television Francaise 1	7,432	61,734
TOTAL S.A.	91,196	5,036,479
Valeo S.A.	8,147	287,245
Veolia Environnement S.A.	14,886	396,183

Total France		23,325,559

Germany - 10.2%
Allianz SE Registered Shares	6,695	1,641,305
Aurubis AG	1,806	110,930
BASF SE	30,659	2,317,831
Bayer AG Registered Shares	31,562	2,579,537
Bayerische Motoren Werke AG	21,376	1,754,961
Continental AG	4,903	634,347
Covestro AG(b)	6,925	322,204
Daimler AG Registered Shares	46,421	2,572,550
Deutsche Lufthansa AG Registered Shares	13,917	256,354
Deutsche Pfandbriefbank AG(b)	8,081	132,073
Deutsche Post AG Registered Shares	32,631	1,245,728
Deutsche Telekom AG Registered Shares	134,357	2,197,384
DWS Group GmbH & Co. KGaA(b)	3,637	129,416
E.ON SE	59,522	636,331
Evonik Industries AG	14,402	439,883
Freenet AG	6,284	144,179
Hannover Rueck SE	2,137	413,310
Hochtief AG	2,260	288,440
Hugo Boss AG	2,551	123,875
METRO AG	11,857	190,991
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	2,431	717,673
ProSiebenSat.1 Media SE	12,190	190,334
Siemens AG Registered Shares	19,871	2,599,447
Siltronic AG	1,941	195,479
Talanx AG	4,181	207,344
Telefonica Deutschland Holding AG	206,135	597,903
TUI AG	33,570	429,578

Total Germany		23,069,387

Hong Kong - 1.5%
BOC Hong Kong Holdings Ltd.	185,547	644,145
Hang Lung Properties Ltd.	71,000	155,818
Hang Seng Bank Ltd.	27,018	558,266
Henderson Land Development Co., Ltd.	71,220	349,620
New World Development Co., Ltd.	183,489	251,503
PCCW Ltd.	399,380	236,292
Power Assets Holdings Ltd.	64,518	471,974
Sino Land Co., Ltd.	108,000	156,903
Sun Hung Kai Properties Ltd.	39,500	604,783
Television Broadcasts Ltd.	57,600	90,483

Total Hong Kong		3,519,787

Ireland - 0.2%
AIB Group PLC	56,618	197,398
Smurfit Kappa Group PLC	5,970	229,587

Total Ireland		426,985

Israel - 0.3%
Bank Leumi Le-Israel BM	23,965	174,430
Delek Group Ltd.	665	101,085
First International Bank of Israel Ltd.	4,039	116,808
Israel Chemicals Ltd.	25,336	119,198
Mediterranean Towers Ltd.	34,473	100,105
Naphtha Israel Petroleum Corp., Ltd.	11,370	67,944
Paz Oil Co., Ltd.	626	88,608

Total Israel		768,178

Italy - 4.4%
A2A SpA	97,623	183,221
ACEA SpA	6,078	125,808
Assicurazioni Generali SpA	30,007	619,596
Azimut Holding SpA	5,716	136,537
Banca Generali SpA	2,794	90,826
Banca Mediolanum SpA	15,119	150,279
Enav SpA(b)	25,481	152,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2019

Investments	Shares	Value
Enel SpA	282,133	$2,239,661
Eni SpA	137,379	2,135,162
ERG SpA	5,010	108,088
Intesa Sanpaolo SpA	679,262	1,790,664
Italgas SpA	21,446	131,054
MARR SpA	3,282	74,970
Mediobanca Banca di Credito Finanziario SpA	19,433	214,078
Poste Italiane SpA(b)	26,241	298,090
Snam SpA	112,709	592,853
Telecom Italia SpA RSP	259,404	158,926
Terna Rete Elettrica Nazionale SpA	56,346	376,581
Unione di Banche Italiane SpA(a)	29,952	97,904
Unipol Gruppo SpA	18,843	108,125
UnipolSai Assicurazioni SpA	84,427	245,452

Total Italy		10,030,040

Japan - 13.6%
AEON Financial Service Co., Ltd.(a)	5,400	85,814
Aisin Seiki Co., Ltd.	7,900	295,864
Amada Holdings Co., Ltd.	9,700	111,571
AOKI Holdings, Inc.	10,200	106,153
Aoyama Trading Co., Ltd.	5,100	72,130
Aozora Bank Ltd.(a)	5,300	140,992
Bridgestone Corp.(a)	18,500	692,846
Canon Electronics, Inc.	5,300	102,513
Canon, Inc.(a)	43,900	1,206,417
Chugoku Electric Power Co., Inc. (The)(a)	6,100	80,267
Citizen Watch Co., Ltd.	16,200	88,994
Daito Trust Construction Co., Ltd.	1,300	161,251
Daiwa Securities Group, Inc.	37,600	191,330
DIC Corp.(a)	4,400	122,880
Exedy Corp.	4,900	112,045
FANUC Corp.	6,500	1,215,965
Fukuoka Financial Group, Inc.	4,500	87,164
Hanwa Co., Ltd.	3,400	90,010
Haseko Corp.	16,400	221,987
Heiwa Corp.	3,800	79,934
Hitachi Construction Machinery Co., Ltd.(a)	5,100	154,161
Honda Motor Co., Ltd.(a)	46,400	1,323,152
ITOCHU Corp.	43,000	1,002,839
Itochu Enex Co., Ltd.	15,200	129,097
Japan Exchange Group, Inc.	8,300	147,403
Japan Post Holdings Co., Ltd.	66,400	626,882
Japan Tobacco, Inc.(a)	76,900	1,721,272
JFE Holdings, Inc.(a)	26,100	338,874
JSR Corp.	5,500	101,827
JXTG Holdings, Inc.	92,500	423,793
Kansai Electric Power Co., Inc. (The)(a)	24,900	289,727
Komatsu Ltd.	27,200	661,260
Lawson, Inc.	4,300	244,923
LIXIL Group Corp.	9,900	172,083
Marubeni Corp.	55,900	416,955
Matsui Securities Co., Ltd.(a)	9,900	78,890
Mebuki Financial Group, Inc.	37,400	96,361
Miraca Holdings, Inc.	2,900	71,596
Mitsubishi Chemical Holdings Corp.	53,800	404,707
Mitsubishi Corp.	45,276	1,208,193
Mitsubishi Gas Chemical Co., Inc.	9,200	141,714
Mitsubishi Motors Corp.	39,900	168,155
Mitsubishi Tanabe Pharma Corp.	18,800	347,370
Mitsubishi UFJ Financial Group, Inc.	217,700	1,188,310
Mitsui Chemicals, Inc.	5,600	138,100
Mixi, Inc.	4,500	85,714
Mizuho Financial Group, Inc.	466,300	722,137
MS&AD Insurance Group Holdings, Inc.	8,100	269,143
Nikon Corp.	11,100	137,275
Nippon Steel Corp.	26,700	406,366
Nippon Steel Trading Corp.	3,100	150,899
Nishimatsu Construction Co., Ltd.	4,900	111,369
Nissan Motor Co., Ltd.	206,705	1,209,892
Nitto Denko Corp.	4,900	278,647
NSK Ltd.	15,900	152,306
NTN Corp.	30,700	97,460
NTT DOCOMO, Inc.	99,657	2,785,903
Resona Holdings, Inc.	47,600	209,803
Sankyo Co., Ltd.	3,000	100,069
SBI Holdings, Inc.	4,100	87,338
Seiko Epson Corp.	10,300	156,858
Sekisui House Ltd.	17,100	367,176
Seven Bank Ltd.	27,300	89,932
Shimizu Corp.	21,500	220,787
Showa Denko K.K.(a)	4,500	120,041
SKY Perfect JSAT Holdings, Inc.	26,300	117,373
Sojitz Corp.	43,700	141,545
Subaru Corp.	27,200	679,155
SUMCO Corp.(a)	10,600	178,105
Sumitomo Chemical Co., Ltd.	50,100	229,582
Sumitomo Corp.	37,900	566,364
Sumitomo Mitsui Financial Group, Inc.(a)	23,000	854,603
Sumitomo Rubber Industries Ltd.(a)	10,000	123,027
T-Gaia Corp.	5,300	129,434
Takeda Pharmaceutical Co., Ltd.	37,000	1,474,893
Teijin Ltd.	5,300	99,733
Tokyo Electron Ltd.	5,300	1,166,805
Tosoh Corp.	8,700	135,694
Toyota Boshoku Corp.	6,500	105,567
Yamaha Motor Co., Ltd.(a)	11,200	227,040

Total Japan		30,851,806

Netherlands - 1.5%
ABN AMRO Bank N.V. CVA(b)	27,242	495,993
Aegon N.V.	57,706	263,440
ASR Nederland N.V.	3,360	125,820
BE Semiconductor Industries N.V.	4,328	167,413
ING Groep N.V.	98,009	1,175,841
Koninklijke KPN N.V.(a)	109,769	324,180
Koninklijke Volkerwessels N.V.	4,605	113,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2019

Investments	Shares	Value
NN Group N.V.	7,077	$268,664
PostNL N.V.(a)	41,246	93,153
Randstad N.V.	5,801	354,493
Signify N.V.(b)	3,608	112,832

Total Netherlands		3,495,291

New Zealand - 0.7%
Air New Zealand Ltd.	78,781	155,728
Chorus Ltd.	21,974	91,617
Contact Energy Ltd.	30,257	145,544
Genesis Energy Ltd.	56,510	115,327
Infratil Ltd.	18,903	64,275
Mercury NZ Ltd.	45,809	156,070
Meridian Energy Ltd.	102,974	347,357
Spark New Zealand Ltd.	99,093	289,474
Vector Ltd.	46,956	118,162
Z Energy Ltd.	28,220	83,770

Total New Zealand		1,567,324

Norway - 2.5%
AF Gruppen ASA	4,945	99,043
Aker ASA Class A	1,597	98,775
Aker BP ASA	14,786	484,605
Atea ASA*	4,491	65,725
DNB ASA	32,366	604,056
Elkem ASA(a)(b)	48,851	137,648
Equinor ASA	102,893	2,054,980
Gjensidige Forsikring ASA	9,051	189,779
Mowi ASA	18,977	492,819
Norsk Hydro ASA	55,910	207,675
Ocean Yield ASA(a)	17,893	97,739
Salmar ASA	4,918	251,460
SpareBank 1 SR-Bank ASA	6,338	72,127
Telenor ASA	41,455	742,787

Total Norway		5,599,218

Portugal - 0.6%
EDP - Energias de Portugal S.A.	109,399	474,501
Galp Energia, SGPS, S.A.	24,571	410,956
Navigator Co. S.A. (The)	45,129	181,758
NOS, SGPS, S.A.	24,235	130,578
REN - Redes Energeticas Nacionais, SGPS, S.A.	20,180	61,614
Sonae, SGPS, S.A.	92,404	94,388

Total Portugal		1,353,795

Singapore - 2.5%
CapitaLand Ltd.	69,700	194,381
ComfortDelGro Corp., Ltd.	67,100	118,766
DBS Group Holdings Ltd.	54,945	1,057,507
Frasers Property Ltd.	112,200	141,017
Genting Singapore Ltd.	319,400	218,531
Hutchison Port Holdings Trust	667,823	114,866
Keppel Corp., Ltd.(a)	49,300	248,214
Keppel Infrastructure Trust	205,121	82,375
NetLink NBN Trust	214,600	150,818
Olam International Ltd.	94,000	126,531
Oversea-Chinese Banking Corp., Ltd.	62,246	508,282
Singapore Airlines Ltd.	31,800	213,789
Singapore Exchange Ltd.	23,400	154,184
Singapore Technologies Engineering Ltd.	77,800	227,964
Singapore Telecommunications Ltd.	511,900	1,282,938
StarHub Ltd.	97,100	102,541
United Overseas Bank Ltd.	24,700	485,128
Venture Corp., Ltd.	11,600	139,754

Total Singapore		5,567,586

Spain - 4.9%
ACS Actividades de Construccion y Servicios S.A.	7,411	296,567
Aena SME S.A.(b)	3,849	736,645
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	21,063	82,326
Banco Bilbao Vizcaya Argentaria S.A.	128,568	719,134
Banco Santander S.A.	335,090	1,402,996
Bankia S.A.	70,611	150,794
Bankinter S.A.	10,965	80,397
Bolsas y Mercados Espanoles SHMSF S.A.	4,462	172,195
CaixaBank S.A.	147,434	463,054
Cia de Distribucion Integral Logista Holdings S.A.	5,592	126,168
Enagas S.A.(a)	9,604	245,148
Ence Energia y Celulosa S.A.(a)	15,929	65,621
Endesa S.A.(a)	39,239	1,047,849
Euskaltel S.A.(b)	7,505	75,567
Iberdrola S.A.	159,271	1,641,215
Mapfre S.A.	45,629	120,876
Naturgy Energy Group S.A.	31,493	791,860
Prosegur Cash S.A.(a)(b)	54,361	82,865
Red Electrica Corp. S.A.	16,305	328,070
Repsol S.A.	63,770	997,134
Sacyr S.A.(a)	26,331	76,847
Telefonica S.A.	177,020	1,237,335
Zardoya Otis S.A.	15,411	121,524

Total Spain		11,062,187

Sweden - 2.2%
Axfood AB	6,513	144,995
Bilia AB Class A	7,138	81,056
Boliden AB	7,237	192,115
Bonava AB Class B	2,302	24,468
Electrolux AB Series B	7,831	192,323
Hemfosa Fastigheter AB	7,146	92,598
Hennes & Mauritz AB Class B	58,119	1,182,614
Holmen AB Class B	3,710	113,031
Intrum AB(a)	3,585	107,002
JM AB(a)	3,018	89,434
Skandinaviska Enskilda Banken AB Class A	55,994	526,859
Skanska AB Class B	9,665	218,574
SKF AB Class B	11,635	235,408
SSAB AB Class B	29,275	95,446
Svenska Handelsbanken AB Class A	40,873	440,558
Swedbank AB Class A	40,873	608,878
Telia Co. AB	164,482	707,228

Total Sweden		5,052,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2019

Investments	Shares	Value
Switzerland - 3.7%
ABB Ltd. Registered Shares	58,177	$1,404,034
Adecco Group AG Registered Shares	4,680	295,874
Baloise Holding AG Registered Shares	589	106,444
Dufry AG Registered Shares*	2,161	214,281
Flughafen Zurich AG Registered Shares	877	160,031
Helvetia Holding AG Registered Shares	1,006	142,119
Kuehne + Nagel International AG Registered Shares	3,453	581,948
LafargeHolcim Ltd. Registered Shares*	16,036	889,279
Sulzer AG Registered Shares	1,391	155,138
Sunrise Communications Group AG*(b)	2,320	182,203
Swiss Life Holding AG Registered Shares	440	220,738
Swiss Re AG	7,038	790,035
Swisscom AG Registered Shares	1,448	766,505
UBS Group AG Registered Shares*	83,710	1,056,803
Vontobel Holding AG Registered Shares	1,701	121,469
Zurich Insurance Group AG	3,044	1,248,280

Total Switzerland		8,335,181

United Kingdom - 23.3%
Admiral Group PLC	6,955	212,743
Anglo American PLC	32,549	936,983
Antofagasta PLC	24,792	301,107
AstraZeneca PLC	27,860	2,807,558
Aviva PLC	96,305	534,178
Babcock International Group PLC	25,620	213,619
BAE Systems PLC	100,035	748,481
Barclays PLC	276,331	657,608
Barratt Developments PLC	50,251	497,012
Bellway PLC	4,987	251,511
Bodycote PLC	10,347	130,492
Bovis Homes Group PLC	11,781	211,942
BP PLC	805,474	5,032,218
British American Tobacco PLC	107,824	4,615,872
British Land Co. PLC (The)	25,804	218,367
BT Group PLC	456,445	1,163,638
Carnival PLC	5,344	257,976
Centrica PLC	434,636	514,175
Cineworld Group PLC(a)	38,204	110,888
Close Brothers Group PLC	4,953	104,853
Countryside Properties PLC(b)	23,633	142,513
Crest Nicholson Holdings PLC	12,618	72,178
Daily Mail & General Trust PLC Class A Non-Voting Shares	8,013	88,000
Direct Line Insurance Group PLC	23,194	96,020
Diversified Gas & Oil PLC	41,886	59,095
Dixons Carphone PLC	79,196	151,287
Domino’s Pizza Group PLC	21,583	91,552
Drax Group PLC	15,719	65,387
DS Smith PLC	40,881	208,072
easyJet PLC	17,491	330,074
Essentra PLC	17,681	101,983
Evraz PLC	97,320	520,856
Fiat Chrysler Automobiles N.V.	53,638	794,393
G4S PLC	53,973	155,872
Galliford Try PLC	10,795	122,914
GlaxoSmithKline PLC	173,297	4,084,145
Go-Ahead Group PLC (The)	3,173	92,812
Hammerson PLC	30,864	126,218
Hastings Group Holdings PLC(b)	34,083	80,911
Hays PLC	69,550	167,320
HSBC Holdings PLC	444,866	3,488,283
Ibstock PLC(b)	28,107	117,290
IMI PLC	7,794	121,733
Imperial Brands PLC	64,838	1,605,362
Inchcape PLC	10,137	94,809
Investec PLC	15,571	91,401
ITV PLC	208,689	417,456
J Sainsbury PLC	86,624	263,822
John Wood Group PLC	34,574	182,521
Jupiter Fund Management PLC	14,680	79,656
Kingfisher PLC	77,426	222,577
Land Securities Group PLC	19,048	249,815
Legal & General Group PLC	119,994	481,655
Lloyds Banking Group PLC	1,449,948	1,200,512
Marks & Spencer Group PLC	79,965	226,168
Marston’s PLC	64,789	109,175
Micro Focus International PLC	12,464	175,651
Mondi PLC	9,081	213,233
Morgan Advanced Materials PLC	30,521	128,172
National Express Group PLC	20,065	124,825
National Grid PLC	138,377	1,731,044
Pagegroup PLC	17,456	120,943
Pennon Group PLC	10,874	147,655
Persimmon PLC	25,180	898,977
Phoenix Group Holdings PLC	16,893	167,619
Redrow PLC	17,382	171,550
Rio Tinto PLC	40,872	2,438,159
Royal Dutch Shell PLC Class A	169,365	5,014,589
Royal Mail PLC	84,666	253,821
Severn Trent PLC	7,150	238,220
Signature Aviation PLC	27,973	117,546
SSE PLC	56,507	1,076,828
St. James’s Place PLC	5,871	90,570
Stagecoach Group PLC	38,254	81,083
Standard Life Aberdeen PLC	79,142	343,991
Tate & Lyle PLC	9,601	96,689
TP ICAP PLC	21,173	114,636
Travis Perkins PLC	6,367	135,124
Tyman PLC	27,733	99,747
United Utilities Group PLC	17,874	223,384
Vesuvius PLC	14,411	95,455
Vodafone Group PLC	1,138,560	2,213,593
William Hill PLC	65,245	162,884

Total United Kingdom		52,701,046

TOTAL COMMON STOCKS (Cost: $230,568,428)		225,241,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

December 31, 2019

Investments	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/21/20* (Cost: $30,676)	64,960	$30,844

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%

United States - 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $8,260,265)(d)	8,260,265	8,260,265

TOTAL INVESTMENTS IN SECURITIES - 103.1% (Cost: $238,859,369)		233,532,463
Other Assets less Liabilities - (3.1)%		(6,971,865)

NET ASSETS - 100.0%		$226,560,598

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,174,379 and the total market value of the collateral held by the Fund was $10,711,354. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,451,089.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/2/2020	42,011	USD	37,500	EUR	$—	$(82)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 6.5%
Australia & New Zealand Banking Group Ltd.	127,849	$2,213,534
BHP Group Ltd.	121,445	3,322,592
BHP Group PLC	94,920	2,234,243
Commonwealth Bank of Australia	73,374	4,121,103
CSL Ltd.	5,092	987,062
Fortescue Metals Group Ltd.(a)	102,467	769,992
Macquarie Group Ltd.	11,995	1,162,336
National Australia Bank Ltd.	146,215	2,531,517
Rio Tinto Ltd.	14,258	1,006,275
Telstra Corp., Ltd.	369,207	918,751
Transurban Group	89,287	935,816
Wesfarmers Ltd.	66,303	1,929,559
Westpac Banking Corp.	180,106	3,067,652
Woodside Petroleum Ltd.	50,250	1,214,413
Woolworths Group Ltd.	38,995	991,201

Total Australia		27,406,046

Austria - 0.3%
Erste Group Bank AG*	14,331	539,864
OMV AG	13,027	732,310

Total Austria		1,272,174

Belgium - 1.1%
Anheuser-Busch InBev S.A./N.V.	37,545	3,064,308
KBC Group N.V.	18,927	1,424,727
UCB S.A.	3,206	255,150

Total Belgium		4,744,185

China - 3.4%
China Mobile Ltd.	894,986	7,523,497
China Overseas Land & Investment Ltd.	252,000	981,570
China Unicom Hong Kong Ltd.	482,000	454,052
CITIC Ltd.	1,028,273	1,375,113
CNOOC Ltd.	2,350,529	3,909,604

Total China		14,243,836

Denmark - 1.1%
AP Moller - Maersk A/S Class B	179	258,350
Carlsberg A/S Class B	2,183	325,892
Coloplast A/S Class B	4,072	505,498
Novo Nordisk A/S Class B	42,824	2,487,292
Orsted A/S(b)	6,387	661,055
Vestas Wind Systems A/S	2,505	253,322

Total Denmark		4,491,409

Finland - 1.5%
Fortum Oyj	45,822	1,131,574
Kone Oyj Class B	14,275	933,860
Neste Oyj	15,663	545,385
Nordea Bank Abp	325,244	2,628,066
Sampo Oyj Class A	29,417	1,284,830

Total Finland		6,523,715

France - 12.6%
Aeroports de Paris	2,352	464,925
Air Liquide S.A.	9,644	1,366,164
Airbus SE	9,475	1,387,744
AXA S.A.	109,764	3,093,804
BNP Paribas S.A.	70,204	4,163,213
Capgemini SE	2,686	328,337
Carrefour S.A.	18,248	306,226
Cie de Saint-Gobain	19,340	792,384
Cie Generale des Etablissements Michelin SCA	5,606	686,537
Credit Agricole S.A.	144,917	2,102,500
Danone S.A.	16,708	1,385,974
Dassault Systemes SE	1,273	209,411
Electricite de France S.A.(a)	72,960	813,079
Engie S.A.	128,872	2,083,086
EssilorLuxottica S.A.	7,918	1,206,984
Hermes International	837	625,916
Kering S.A.	2,525	1,658,639
L’Oreal S.A.	7,944	2,354,124
Legrand S.A.	5,533	451,152
LVMH Moet Hennessy Louis Vuitton SE	7,904	3,674,880
Orange S.A.	121,998	1,796,688
Pernod Ricard S.A.	3,826	684,572
Peugeot S.A.	31,467	752,352
Renault S.A.	17,147	811,860
Safran S.A.	5,343	825,558
Sanofi	47,029	4,731,042
Schneider Electric SE	16,543	1,699,110
Societe Generale S.A.	63,842	2,222,616
Sodexo S.A.(a)	3,572	423,611
Thales S.A.	4,067	422,373
TOTAL S.A.	132,812	7,334,805
Vinci S.A.	17,022	1,891,611
Vivendi S.A.	24,107	698,692

Total France		53,449,969

Germany - 9.0%
adidas AG	2,366	769,661
Allianz SE Registered Shares	13,910	3,410,091
BASF SE	44,514	3,365,273
Bayer AG Registered Shares	45,461	3,715,491
Bayerische Motoren Werke AG	30,710	2,521,279
Beiersdorf AG	1,836	219,796
Continental AG	6,958	900,221
Daimler AG Registered Shares	67,614	3,747,019
Deutsche Boerse AG	2,936	461,886
Deutsche Post AG Registered Shares	47,574	1,816,195
Deutsche Telekom AG Registered Shares	197,677	3,232,971
Deutsche Wohnen SE Bearer Shares	5,531	226,115
E.ON SE	88,745	948,745
Fresenius Medical Care AG & Co. KGaA	5,031	372,495
Fresenius SE & Co. KGaA	9,524	536,459
Hannover Rueck SE	3,504	677,697
Henkel AG & Co. KGaA	6,131	578,092
Infineon Technologies AG	19,516	444,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2019

Investments	Shares	Value
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	4,663	$1,376,599
RWE AG	15,967	490,193
SAP SE	14,997	2,025,482
Siemens AG Registered Shares	28,605	3,741,994
Siemens Healthineers AG(b)	18,100	869,984
Volkswagen AG	8,875	1,725,948

Total Germany		38,174,611

Hong Kong - 2.6%
AIA Group Ltd.	160,000	1,679,715
BOC Hong Kong Holdings Ltd.	394,215	1,368,556
CLP Holdings Ltd.	78,500	825,117
Galaxy Entertainment Group Ltd.	79,000	581,971
Hang Seng Bank Ltd.	58,795	1,214,866
Henderson Land Development Co., Ltd.	148,122	727,132
Hong Kong & China Gas Co., Ltd.	268,158	523,802
Hong Kong Exchanges & Clearing Ltd.	26,038	845,455
MTR Corp., Ltd.	138,938	821,132
New World Development Co., Ltd.	318,000	435,874
Sun Hung Kai Properties Ltd.	81,442	1,246,956
Swire Pacific Ltd. Class A	21,500	199,774
Swire Pacific Ltd. Class B	75,000	112,233
Swire Properties Ltd.	113,200	375,551

Total Hong Kong		10,958,134

Ireland - 0.2%
CRH PLC*	20,286	812,243
Kerry Group PLC Class A	1,453	181,203

Total Ireland		993,446

Italy - 3.2%
Assicurazioni Generali SpA	71,938	1,485,403
Enel SpA	417,093	3,311,016
Eni SpA	200,196	3,111,472
Ferrari N.V.	1,490	247,367
Intesa Sanpaolo SpA	1,421,864	3,748,304
Snam SpA	154,243	811,323
UniCredit SpA	44,492	650,248

Total Italy		13,365,133

Japan - 16.7%
Aeon Co., Ltd.	14,600	303,016
Asahi Group Holdings Ltd.(a)	9,600	440,182
Astellas Pharma, Inc.	49,400	850,039
Bridgestone Corp.(a)	28,300	1,059,867
Canon, Inc.(a)	63,300	1,739,549
Central Japan Railway Co.	1,300	263,170
Chugai Pharmaceutical Co., Ltd.	6,300	584,348
Dai-ichi Life Holdings, Inc.	30,600	511,478
Daiichi Sankyo Co., Ltd.	8,100	538,733
Daikin Industries Ltd.	3,300	469,151
Daiwa House Industry Co., Ltd.	17,300	539,655
Denso Corp.	23,300	1,064,714
East Japan Railway Co.	5,100	462,625
Eisai Co., Ltd.	6,500	490,692
FANUC Corp.	9,900	1,852,008
Fast Retailing Co., Ltd.	700	418,680
FUJIFILM Holdings Corp.	6,900	332,063
Hitachi Ltd.	20,500	872,629
Honda Motor Co., Ltd.(a)	67,500	1,924,845
Hoya Corp.	4,500	432,712
ITOCHU Corp.	60,800	1,417,967
Japan Post Holdings Co., Ltd.	143,400	1,353,839
Japan Tobacco, Inc.(a)	111,109	2,486,981
JXTG Holdings, Inc.	132,900	608,888
Kao Corp.	6,800	564,711
KDDI Corp.	85,900	2,571,269
Keyence Corp.	800	283,340
Kirin Holdings Co., Ltd.(a)	19,200	422,250
Komatsu Ltd.	39,900	970,010
Kubota Corp.(a)	24,600	390,703
Mitsubishi Corp.	63,800	1,702,507
Mitsubishi Electric Corp.	58,900	812,161
Mitsubishi Estate Co., Ltd.	17,200	330,705
Mitsubishi UFJ Financial Group, Inc.	464,400	2,534,917
Mitsui Fudosan Co., Ltd.	13,100	322,091
Mizuho Financial Group, Inc.	977,798	1,514,271
MS&AD Insurance Group Holdings, Inc.	17,700	588,127
Murata Manufacturing Co., Ltd.	12,800	794,560
Nidec Corp.	2,800	386,602
Nintendo Co., Ltd.	2,900	1,173,343
Nippon Steel Corp.	37,900	576,826
Nippon Telegraph & Telephone Corp.	133,000	3,374,106
Nissan Motor Co., Ltd.	297,000	1,738,410
NTT Data Corp.	17,400	234,882
NTT DOCOMO, Inc.	146,100	4,084,213
Oriental Land Co., Ltd.	1,600	219,075
Otsuka Holdings Co., Ltd.(a)	14,400	647,023
Panasonic Corp.	78,100	739,857
Recruit Holdings Co., Ltd.	12,900	486,562
Secom Co., Ltd.	4,100	368,859
Seven & I Holdings Co., Ltd.	21,300	784,577
Shin-Etsu Chemical Co., Ltd.	8,700	965,466
Shionogi & Co., Ltd.	5,100	317,568
SMC Corp.	700	323,929
Softbank Corp.	118,400	1,590,106
SoftBank Group Corp.	8,600	376,366
Sony Corp.	7,400	503,956
Subaru Corp.	40,000	998,758
Sumitomo Corp.	54,300	811,440
Sumitomo Mitsui Financial Group, Inc.(a)	49,100	1,824,392
Suzuki Motor Corp.	6,800	285,766
Takeda Pharmaceutical Co., Ltd.	53,600	2,136,602
Tokio Marine Holdings, Inc.	19,900	1,120,479
Tokyo Electron Ltd.	8,000	1,761,215
Toyota Motor Corp.	98,700	7,005,952
West Japan Railway Co.	3,600	312,745
Z Holdings Corp.	142,700	605,334

Total Japan		70,573,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2019

Investments	Shares	Value
Netherlands - 2.2%
ABN AMRO Bank N.V. CVA(b)	55,750	$1,015,037
Akzo Nobel N.V.	4,766	484,909
ASML Holding N.V.	4,993	1,477,944
Heineken Holding N.V.	5,100	494,618
Heineken N.V.	8,721	929,202
ING Groep N.V.	205,113	2,460,797
Koninklijke Ahold Delhaize N.V.	37,514	938,830
Koninklijke DSM N.V.	3,487	454,433
Koninklijke Philips N.V.	19,846	969,500
Wolters Kluwer N.V.	3,545	258,732

Total Netherlands		9,484,002

Norway - 1.2%
DNB ASA	65,663	1,225,488
Equinor ASA	149,435	2,984,517
Telenor ASA	58,852	1,054,504

Total Norway		5,264,509

Singapore - 1.7%
DBS Group Holdings Ltd.	120,000	2,309,597
Oversea-Chinese Banking Corp., Ltd.	135,699	1,108,077
Singapore Telecommunications Ltd.	831,300	2,083,428
United Overseas Bank Ltd.	51,786	1,017,118
Wilmar International Ltd.	173,200	530,684

Total Singapore		7,048,904

Spain - 4.6%
Aena SME S.A.(b)	5,684	1,087,839
Amadeus IT Group S.A.	7,131	582,731
Banco Bilbao Vizcaya Argentaria S.A.	268,330	1,500,881
Banco Santander S.A.	708,432	2,966,150
CaixaBank S.A.	303,004	951,661
Endesa S.A.(a)	60,888	1,625,969
Ferrovial S.A.	23,472	710,587
Iberdrola S.A.	222,761	2,295,451
Industria de Diseno Textil S.A.	93,971	3,317,421
Naturgy Energy Group S.A.	47,008	1,181,969
Repsol S.A.	89,853	1,404,979
Telefonica S.A.	273,069	1,908,699

Total Spain		19,534,337

Sweden - 2.5%
Assa Abloy AB Class B	19,626	459,146
Atlas Copco AB Class A	27,107	1,081,842
Essity AB Class B	11,277	363,570
Hennes & Mauritz AB Class B	87,756	1,785,672
Hexagon AB Class B	4,502	252,488
Sandvik AB	34,808	679,163
Skandinaviska Enskilda Banken AB Class A	123,847	1,165,301
Svenska Handelsbanken AB Class A	85,841	925,255
Swedbank AB Class A	85,500	1,273,679
Telefonaktiebolaget LM Ericsson Class B	37,700	328,469
Telia Co. AB	220,834	949,527
Volvo AB Class B	70,325	1,178,713

Total Sweden		10,442,825

Switzerland - 9.3%
ABB Ltd. Registered Shares	84,814	2,046,887
Cie Financiere Richemont S.A. Registered Shares	11,485	902,101
Credit Suisse Group AG Registered Shares*	47,631	644,606
Geberit AG Registered Shares	914	512,712
Givaudan S.A. Registered Shares	172	538,371
Kuehne + Nagel International AG Registered Shares	5,106	860,535
LafargeHolcim Ltd. Registered Shares*	25,283	1,402,073
Nestle S.A. Registered Shares	68,011	7,359,108
Novartis AG Registered Shares	75,540	7,169,026
Partners Group Holding AG(a)	662	606,660
Roche Holding AG Bearer Shares	4,911	1,559,998
Roche Holding AG Genusschein	20,231	6,560,163
Schindler Holding AG Registered Shares	1,826	447,284
SGS S.A. Registered Shares	196	536,579
Sika AG Registered Shares	1,631	306,292
Swiss Life Holding AG Registered Shares	856	429,436
Swiss Re AG	14,527	1,630,696
Swisscom AG Registered Shares	2,029	1,074,059
UBS Group AG Registered Shares*	179,669	2,268,243
Zurich Insurance Group AG	6,342	2,600,721

Total Switzerland		39,455,550

United Kingdom - 19.6%
Anglo American PLC	46,416	1,336,170
Associated British Foods PLC	12,977	446,630
AstraZeneca PLC	40,809	4,112,477
Aviva PLC	216,881	1,202,981
BAE Systems PLC	145,422	1,088,075
Barclays PLC	565,007	1,344,594
BP PLC	1,167,982	7,296,996
British American Tobacco PLC	156,570	6,702,655
BT Group PLC	731,019	1,863,623
Coca-Cola European Partners PLC	9,521	477,189
Compass Group PLC	29,300	733,607
Diageo PLC	48,347	2,049,847
Fiat Chrysler Automobiles N.V.	77,874	1,153,334
GlaxoSmithKline PLC	253,327	5,970,237
HSBC Holdings PLC	946,516	7,421,821
Imperial Brands PLC	92,877	2,299,596
Legal & General Group PLC	279,195	1,120,687
Lloyds Banking Group PLC	3,015,642	2,496,859
London Stock Exchange Group PLC	3,611	370,735
National Grid PLC	203,850	2,550,086
Prudential PLC	62,176	1,193,508
Reckitt Benckiser Group PLC	18,142	1,473,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2019

Investments	Shares	Value
RELX PLC	34,706	$876,088
Rio Tinto PLC	59,012	3,520,274
Rolls-Royce Holdings PLC*	22,826	206,591
Royal Bank of Scotland Group PLC	238,248	758,433
Royal Dutch Shell PLC Class A	247,268	7,321,155
Royal Dutch Shell PLC Class B	204,508	6,067,301
Smith & Nephew PLC	13,445	326,392
Standard Chartered PLC	57,972	547,112
Tesco PLC	231,146	781,450
Unilever N.V.	45,566	2,620,302
Unilever PLC	31,346	1,806,573
Vodafone Group PLC	1,700,060	3,305,264

Total United Kingdom		82,841,663

TOTAL COMMON STOCKS (Cost: $388,683,064)		420,268,310

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/21/20* (Cost: $42,431)	89,853	42,664

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International MidCap Dividend Fund(c) (Cost: $936,345)	15,533	1,020,849

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(d) (Cost: $10,131,386)(e)	10,131,386	10,131,386

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $399,793,226)		431,463,209
Other Assets less Liabilities - (1.9)%		(8,231,858)

NET ASSETS - 100.0%		$423,231,351

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(e)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,563,458 and the total market value of the collateral held by the Fund was $14,256,553. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,125,167.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 7.8%
AGL Energy Ltd.	58,573	$845,300
Alumina Ltd.	549,193	887,927
APA Group(a)	74,064	577,903
Aristocrat Leisure Ltd.	21,837	516,845
ASX Ltd.	7,340	404,568
Atlas Arteria Ltd.(a)	42,568	234,299
Aurizon Holdings Ltd.	150,590	553,634
AusNet Services	337,569	403,400
Bendigo & Adelaide Bank Ltd.(a)	47,490	326,487
Boral Ltd.	76,272	240,197
Brambles Ltd.	61,847	509,531
Caltex Australia Ltd.	17,235	411,316
Challenger Ltd.(a)	60,602	344,636
CIMIC Group Ltd.	17,501	407,699
Coca-Cola Amatil Ltd.	62,111	482,890
Cochlear Ltd.	1,878	296,675
Computershare Ltd.(a)	23,244	274,175
Crown Resorts Ltd.	51,228	432,489
Downer EDI Ltd.	42,612	244,725
Evolution Mining Ltd.	69,731	186,266
Flight Centre Travel Group Ltd.	8,238	255,147
Harvey Norman Holdings Ltd.(a)	141,362	404,438
Iluka Resources Ltd.	30,384	198,633
Incitec Pivot Ltd.	64,332	143,807
Insurance Australia Group Ltd.(a)	149,982	807,593
Magellan Financial Group Ltd.(a)	12,774	511,382
Medibank Pvt Ltd.	206,220	458,081
Newcrest Mining Ltd.	12,189	259,190
Orica Ltd.	19,425	300,133
Origin Energy Ltd.	47,777	283,792
Qantas Airways Ltd.	105,542	527,496
QBE Insurance Group Ltd.	89,167	807,318
Ramsay Health Care Ltd.	7,389	376,728
REA Group Ltd.(a)	3,646	265,522
Reece Ltd.(a)	26,419	212,826
Santos Ltd.	90,015	517,598
Seek Ltd.	16,815	266,543
Seven Group Holdings Ltd.(a)	14,964	204,804
Sonic Healthcare Ltd.	23,497	474,870
South32 Ltd.	422,343	801,592
Star Entertainment Group Ltd. (The)(a)	114,337	369,717
Suncorp Group Ltd.	88,699	808,069
Sydney Airport	173,721	1,057,535
Tabcorp Holdings Ltd.	156,604	498,684
Treasury Wine Estates Ltd.(a)	31,736	362,295
Washington H Soul Pattinson & Co., Ltd.(a)	13,182	199,225
Whitehaven Coal Ltd.(a)	147,886	274,445

Total Australia		20,228,425

Austria - 1.0%
Andritz AG	6,921	298,323
BAWAG Group AG*(b)	9,895	450,950
Lenzing AG	2,688	249,831
Raiffeisen Bank International AG	15,362	386,089
Telekom Austria AG*	29,800	243,519
Verbund AG	3,592	180,392
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,839	194,990
Voestalpine AG	18,193	507,682

Total Austria		2,511,776

Belgium - 1.7%
Ackermans & van Haaren N.V.	975	152,893
Ageas	15,923	941,579
Colruyt S.A.	7,427	387,495
Elia System Operator S.A./N.V.	3,406	302,418
Melexis N.V.(a)	3,113	234,296
Proximus SADP	32,245	923,696
Solvay S.A.	6,195	718,336
Umicore S.A.	12,123	590,045
Warehouses De Pauw CVA	1,567	285,303

Total Belgium		4,536,061

China - 2.7%
Beijing Enterprises Holdings Ltd.	54,200	248,678
China Everbright International Ltd.	357,407	286,685
China Jinmao Holdings Group Ltd.	923,242	719,228
China Resources Pharmaceutical Group Ltd.(b)	199,500	185,116
China Resources Power Holdings Co., Ltd.	598,000	839,616
CSPC Pharmaceutical Group Ltd.	190,000	453,066
Far East Horizon Ltd.	274,000	256,706
Fosun International Ltd.	556,500	811,345
Guangdong Investment Ltd.	386,208	807,925
Lenovo Group Ltd.	974,000	653,767
Shenzhen Investment Ltd.	734,000	293,909
Sino-Ocean Group Holding Ltd.	690,964	277,563
Sinotruk Hong Kong Ltd.	226,500	483,127
Sun Art Retail Group Ltd.	354,500	429,942
Yuexiu Property Co., Ltd.	1,378,000	318,335

Total China		7,065,008

Denmark - 1.9%
Chr Hansen Holding A/S	2,268	180,363
Danske Bank A/S	109,860	1,779,016
H. Lundbeck A/S	15,071	575,944
ISS A/S	10,482	251,697
Novozymes A/S Class B	5,701	279,184
Pandora A/S	15,343	667,929
Royal Unibrew A/S	2,360	216,254
Topdanmark A/S	7,517	370,825
Tryg A/S	21,205	629,110

Total Denmark		4,950,322

Finland - 2.1%
Elisa Oyj	11,594	640,952
Huhtamaki Oyj	4,511	209,532
Kesko Oyj Class B	4,971	351,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2019

Investments	Shares	Value
Kojamo Oyj	10,969	$199,466
Metso Oyj(a)	10,081	398,094
Nokian Renkaat Oyj	13,040	375,156
Orion Oyj Class B	9,387	434,858
Stora Enso Oyj Class R	54,217	789,031
UPM-Kymmene Oyj	45,340	1,573,138
Valmet Oyj	8,525	204,400
Wartsila Oyj Abp	26,935	297,810

Total Finland		5,474,420

France - 8.2%
Accor S.A.	14,155	663,365
ALD S.A.(b)	28,120	436,855
Alstom S.A.	4,095	194,116
Amundi S.A.(b)	14,612	1,146,497
Arkema S.A.	4,797	509,924
Atos SE	3,988	332,696
Bollore S.A.	74,584	325,673
Bollore S.A. Non-Voting Shares*	466	1,985
Bouygues S.A.	32,283	1,372,682
Bureau Veritas S.A.	20,413	532,970
Cie Plastic Omnium S.A.	10,255	286,630
CNP Assurances	46,814	931,688
Covivio	6,358	722,249
Edenred	10,634	550,280
Eiffage S.A.	4,630	530,112
Elis S.A.	11,117	230,858
Eurazeo SE	3,069	210,142
Eutelsat Communications S.A.	27,072	440,327
Faurecia SE	9,156	493,633
Gaztransport Et Technigaz S.A.	2,882	276,273
Getlink SE	27,158	472,820
ICADE	7,154	779,347
Imerys S.A.	7,075	299,243
Ingenico Group S.A.	2,176	236,440
Ipsen S.A.	1,374	121,843
JCDecaux S.A.	7,584	233,938
Klepierre S.A.	31,143	1,183,328
Lagardere SCA	12,327	268,854
Natixis S.A.	384,736	1,709,325
Orpea	1,547	198,483
Publicis Groupe S.A.	15,741	713,131
Remy Cointreau S.A.	1,806	221,982
Rexel S.A.	23,755	315,847
Rubis SCA	4,646	285,528
SCOR SE	14,581	612,459
SEB S.A.	1,226	182,207
Societe BIC S.A.	2,852	198,485
Suez	48,687	736,971
Teleperformance	1,690	412,413
Valeo S.A.	20,989	740,024
Veolia Environnement S.A.	39,611	1,054,225
Wendel S.A.	1,982	263,638

Total France		21,429,486

Germany - 6.0%
Brenntag AG	8,197	446,071
Commerzbank AG	77,394	479,288
Covestro AG(b)	17,853	830,657
Deutsche Lufthansa AG Registered Shares	33,980	625,919
DWS Group GmbH & Co. KGaA(b)	15,702	558,728
Evonik Industries AG	35,386	1,080,802
Fielmann AG	3,875	313,177
Fraport AG Frankfurt Airport Services Worldwide	3,887	330,640
GEA Group AG	8,564	283,394
HeidelbergCement AG	8,879	647,435
Hella GmbH & Co. KGaA	5,563	308,102
Hochtief AG	5,378	686,384
Hugo Boss AG	6,518	316,510
KION Group AG	4,702	324,913
LANXESS AG	2,116	142,085
LEG Immobilien AG	3,654	432,925
Merck KGaA	2,835	335,254
METRO AG	38,187	615,111
MTU Aero Engines AG	1,668	476,695
ProSiebenSat.1 Media SE	32,365	505,346
Rheinmetall AG	1,949	224,026
Scout24 AG(b)	3,628	240,070
Sixt SE	1,351	135,954
Stroeer SE & Co. KGaA	3,493	282,500
Suedzucker AG	13,150	242,226
Symrise AG	3,230	340,088
Talanx AG	15,575	772,396
Telefonica Deutschland Holding AG	532,195	1,543,652
TLG Immobilien AG	7,742	247,241
TUI AG	83,419	1,060,441
Uniper SE	19,905	659,352
Wacker Chemie AG	3,401	258,224

Total Germany		15,745,606

Hong Kong - 2.4%
Bank of East Asia Ltd. (The)	143,780	321,078
Cathay Pacific Airways Ltd.(a)	201,000	297,174
Hang Lung Group Ltd.	116,000	286,732
Hang Lung Properties Ltd.	339,000	743,974
Hysan Development Co., Ltd.	72,000	282,297
PCCW Ltd.	931,543	551,145
Power Assets Holdings Ltd.	170,500	1,247,273
Sino Land Co., Ltd.	443,046	643,661
SJM Holdings Ltd.	360,000	409,815
Techtronic Industries Co., Ltd.	57,000	464,893
Wharf Holdings Ltd. (The)	143,000	363,749
Wheelock & Co., Ltd.	90,000	600,054

Total Hong Kong		6,211,845

Ireland - 1.0%
AIB Group PLC	202,071	704,517
Bank of Ireland Group PLC	64,249	352,087
DCC PLC	3,174	275,159
Flutter Entertainment PLC	4,307	523,830
Glanbia PLC	10,276	118,347
Kingspan Group PLC	3,535	216,060
Smurfit Kappa Group PLC	14,052	540,395

Total Ireland		2,730,395

Israel - 0.5%
Azrieli Group Ltd.	4,734	346,073
Bank Leumi Le-Israel BM	77,128	561,377
Elbit Systems Ltd.	1,225	190,666
Israel Chemicals Ltd.	68,973	324,497

Total Israel		1,422,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2019

Investments	Shares	Value
Italy - 4.1%
A2A SpA	206,858	$388,235
ACEA SpA	16,510	341,739
Banca Generali SpA	12,273	398,966
Banca Mediolanum SpA	73,945	734,994
Enav SpA(b)	50,173	299,618
ERG SpA	10,808	233,177
FinecoBank Banca Fineco SpA	35,947	431,347
Freni Brembo SpA(a)	10,520	130,604
Hera SpA	97,317	426,029
IMA Industria Macchine Automatiche SpA(a)	1,864	134,119
Infrastrutture Wireless Italiane SpA(b)	35,208	345,018
Iren SpA	74,644	231,422
Italgas SpA	64,258	392,673
Leonardo SpA	12,956	151,975
Mediobanca Banca di Credito Finanziario SpA	74,166	817,028
Moncler SpA	4,519	203,258
Pirelli & C. SpA(b)	55,133	318,098
Poste Italiane SpA(b)	103,403	1,174,627
Prysmian SpA	9,871	238,113
Recordati SpA	9,329	393,425
Telecom Italia SpA RSP	583,446	357,454
Terna Rete Elettrica Nazionale SpA	133,030	889,088
Unione di Banche Italiane SpA(a)	87,656	286,523
Unipol Gruppo SpA	67,931	389,803
UnipolSai Assicurazioni SpA	307,861	895,036

Total Italy		10,602,369

Japan - 25.4%
ABC-Mart, Inc.	4,078	279,184
Advantest Corp.	12,100	685,862
AEON Financial Service Co., Ltd.(a)	18,800	298,759
Aeon Mall Co., Ltd.(a)	11,800	210,429
AGC, Inc.(a)	11,828	427,734
Aisin Seiki Co., Ltd.	19,600	734,042
Ajinomoto Co., Inc.	14,300	238,827
Alfresa Holdings Corp.	10,500	215,266
Alps Alpine Co., Ltd.	13,700	314,151
Amada Holdings Co., Ltd.	29,800	342,765
ANA Holdings, Inc.	9,200	308,317
Aozora Bank Ltd.(a)	15,200	404,354
Asahi Kasei Corp.	67,900	771,002
Bandai Namco Holdings, Inc.	11,000	671,185
Brother Industries Ltd.	15,900	332,265
Canon Marketing Japan, Inc.(a)	10,800	252,422
Casio Computer Co., Ltd.	20,200	407,253
Chiba Bank Ltd. (The)	59,200	344,823
Chubu Electric Power Co., Inc.	29,700	421,280
Chugoku Electric Power Co., Inc. (The)(a)	25,400	334,226
Coca-Cola Bottlers Japan Holdings, Inc.(a)	9,000	231,139
COMSYS Holdings Corp.	9,000	259,627
Concordia Financial Group Ltd.	99,300	413,008
Dai Nippon Printing Co., Ltd.	19,579	533,277
Daicel Corp.	25,200	243,246
Daifuku Co., Ltd.(a)	3,900	239,006
Daito Trust Construction Co., Ltd.	5,120	635,083
Daiwa Securities Group, Inc.	103,400	526,158
Dentsu, Inc.(a)	12,000	416,839
Disco Corp.	1,700	405,153
Electric Power Development Co., Ltd.	6,700	163,192
FamilyMart Co., Ltd.	11,800	285,024
Fuji Electric Co., Ltd.	6,875	211,611
Fujitsu Ltd.	7,000	661,514
Fukuoka Financial Group, Inc.	14,300	276,986
Hakuhodo DY Holdings, Inc.	13,800	224,508
Hankyu Hanshin Holdings, Inc.	4,600	198,095
Haseko Corp.	40,300	545,492
Hikari Tsushin, Inc.(a)	2,100	530,048
Hino Motors Ltd.	38,100	407,382
Hirose Electric Co., Ltd.	1,775	229,153
Hitachi Chemical Co., Ltd.	9,700	408,351
Hitachi Construction Machinery Co., Ltd.(a)	13,900	420,166
Hitachi High-Technologies Corp.	5,300	377,474
Hitachi Metals Ltd.	26,100	387,387
Hulic Co., Ltd.(a)	34,900	422,622
Idemitsu Kosan Co., Ltd.	11,866	330,839
IHI Corp.(a)	9,400	222,642
Iida Group Holdings Co., Ltd.	18,600	328,442
Inpex Corp.	48,900	511,386
Isuzu Motors Ltd.	40,500	484,099
Itochu Techno-Solutions Corp.	10,800	305,590
J. Front Retailing Co., Ltd.	22,500	316,770
Japan Airlines Co., Ltd.	16,500	515,763
Japan Exchange Group, Inc.	33,700	598,491
Japan Post Insurance Co., Ltd.	35,900	615,098
JFE Holdings, Inc.	62,000	804,987
JSR Corp.	17,700	327,696
JTEKT Corp.	27,000	323,230
Kajima Corp.	22,276	298,858
Kansai Electric Power Co., Inc. (The)	61,600	716,754
Kansai Paint Co., Ltd.	8,400	206,918
Kawasaki Heavy Industries Ltd.	11,256	249,408
Kintetsu Group Holdings Co., Ltd.	4,300	234,240
Kobe Bussan Co., Ltd.	1,600	55,210
Koito Manufacturing Co., Ltd.	4,800	225,259
Konami Holdings Corp.	6,600	272,381
Konica Minolta, Inc.	27,000	177,143
Kose Corp.	1,300	191,396
Kuraray Co., Ltd.(a)	22,700	278,019
Kyowa Kirin Co., Ltd.	19,500	461,684
Kyushu Electric Power Co., Inc.	21,200	184,348
Kyushu Railway Co.	7,700	258,615
Lawson, Inc.	10,000	569,588
LIXIL Group Corp.	26,200	455,411
Makita Corp.	9,958	349,114
Marubeni Corp.	115,800	863,745
Marui Group Co., Ltd.	11,800	289,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2019

Investments	Shares	Value
Mazda Motor Corp.	20,600	$177,804
Mebuki Financial Group, Inc.	121,200	312,271
Medipal Holdings Corp.	11,800	262,005
MEIJI Holdings Co., Ltd.	4,000	271,636
MINEBEA MITSUMI, Inc.	12,200	255,619
Mitsubishi Chemical Holdings Corp.	126,800	953,844
Mitsubishi Gas Chemical Co., Inc.	24,700	380,472
Mitsubishi Heavy Industries Ltd.	16,000	625,424
Mitsubishi Materials Corp.(a)	10,300	282,154
Mitsubishi Motors Corp.	101,800	429,026
Mitsubishi Tanabe Pharma Corp.	40,700	752,018
Mitsubishi UFJ Lease & Finance Co., Ltd.	53,800	349,508
Mitsui Chemicals, Inc.	14,000	345,250
Nabtesco Corp.(a)	7,400	222,323
NEC Corp.	8,760	364,345
NGK Insulators Ltd.	25,400	445,011
NGK Spark Plug Co., Ltd.	13,700	269,020
NH Foods Ltd.	5,600	232,399
Nikon Corp.	29,400	363,594
Nippon Express Co., Ltd.	4,000	236,301
Nippon Paint Holdings Co., Ltd.(a)	6,200	321,767
Nissan Chemical Corp.	5,600	236,779
Nisshin Seifun Group, Inc.	11,800	206,955
Nissin Foods Holdings Co., Ltd.	4,600	343,704
Nitori Holdings Co., Ltd.	1,900	301,150
Nitto Denko Corp.	11,400	648,282
Nomura Holdings, Inc.	120,900	626,778
Nomura Real Estate Holdings, Inc.(a)	11,468	276,477
Nomura Research Institute Ltd.	25,230	542,790
NSK Ltd.	31,800	304,613
Obayashi Corp.	28,100	314,679
Obic Co., Ltd.	3,800	516,108
Oji Holdings Corp.	35,262	193,061
Omron Corp.	6,700	395,804
Ono Pharmaceutical Co., Ltd.	22,300	513,408
Oracle Corp.	3,968	363,300
Osaka Gas Co., Ltd.	15,400	296,309
Otsuka Corp.(a)	7,400	297,907
Park24 Co., Ltd.	9,700	238,227
Pigeon Corp.(a)	4,000	147,780
Pola Orbis Holdings, Inc.(a)	12,300	295,856
Resona Holdings, Inc.	184,700	814,091
Ricoh Co., Ltd.	29,460	323,132
Rohm Co., Ltd.	4,000	323,165
Ryohin Keikaku Co., Ltd.(a)	11,800	277,532
Sankyo Co., Ltd.	8,600	286,865
Santen Pharmaceutical Co., Ltd.	15,600	299,440
SBI Holdings, Inc.	15,800	336,572
SCSK Corp.	4,700	245,217
Seibu Holdings, Inc.	9,500	156,913
Seiko Epson Corp.	19,500	296,963
Sekisui Chemical Co., Ltd.	25,700	450,267
Sekisui House Ltd.	42,400	910,425
Seven Bank Ltd.	79,400	261,562
SG Holdings Co., Ltd.	8,800	199,199
Sharp Corp.(a)	21,400	331,806
Shimadzu Corp.	4,600	145,608
Shimano, Inc.	2,400	392,436
Shimizu Corp.	55,900	574,046
Shizuoka Bank Ltd. (The)	19,600	147,530
Showa Denko K.K.(a)	10,900	290,767
Sojitz Corp.	114,300	370,219
Sompo Holdings, Inc.	19,200	759,696
Sony Financial Holdings, Inc.	21,909	529,808
Stanley Electric Co., Ltd.	9,000	263,354
SUMCO Corp.(a)	27,600	463,746
Sumitomo Chemical Co., Ltd.	122,400	560,894
Sumitomo Dainippon Pharma Co., Ltd.	9,890	193,841
Sumitomo Electric Industries Ltd.	35,712	542,868
Sumitomo Heavy Industries Ltd.	8,600	247,693
Sumitomo Metal Mining Co., Ltd.	10,000	326,110
Sumitomo Mitsui Trust Holdings, Inc.	20,400	814,123
Sumitomo Rubber Industries Ltd.(a)	25,700	316,180
Suntory Beverage & Food Ltd.(a)	9,100	380,580
Sysmex Corp.	3,900	267,321
T&D Holdings, Inc.	45,551	584,713
Taiheiyo Cement Corp.	8,000	236,669
Taisei Corp.	11,975	500,818
Taiyo Nippon Sanso Corp.	11,700	261,400
TDK Corp.	4,300	490,242
Teijin Ltd.	17,700	333,071
Toho Co., Ltd.	6,100	255,114
Tohoku Electric Power Co., Inc.	20,700	206,095
Tokyo Century Corp.	5,300	285,300
Tokyo Gas Co., Ltd.	16,700	407,454
Tokyu Corp.	13,500	250,807
Tokyu Fudosan Holdings Corp.	26,100	181,325
Toray Industries, Inc.	48,300	329,378
Tosoh Corp.	24,200	377,447
TOTO Ltd.	7,700	328,760
Toyota Tsusho Corp.	18,000	639,337
Trend Micro, Inc.(a)	9,030	465,314
USS Co., Ltd.	16,200	307,975
Workman Co., Ltd.	1,100	103,142
Yamada Denki Co., Ltd.	58,800	312,734
Yamaha Corp.	5,800	324,490
Yamaha Motor Co., Ltd.(a)	27,460	556,654
Yamato Holdings Co., Ltd.	11,300	194,130
Yaskawa Electric Corp.(a)	8,400	322,319
Yokogawa Electric Corp.	8,900	157,977
Yokohama Rubber Co., Ltd. (The)(a)	11,700	229,424

Total Japan		66,322,320

Netherlands - 2.5%
Aalberts N.V.	7,734	347,343
Aegon N.V.	245,309	1,119,886
ASM International N.V.	1,353	152,102
ASR Nederland N.V.	12,714	476,096
Euronext N.V.(b)	4,654	379,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2019

Investments	Shares	Value
GrandVision N.V.(b)	5,746	$176,856
Koninklijke KPN N.V.(a)	274,967	812,059
Koninklijke Vopak N.V.	8,010	434,546
NN Group N.V.	28,145	1,068,467
Randstad N.V.	13,403	819,042
Rhi Magnesita N.V.	3,009	153,388
SBM Offshore N.V.	10,737	199,947
Signify N.V.(b)	9,771	305,567

Total Netherlands		6,444,831

New Zealand - 1.1%
Auckland International Airport Ltd.	58,399	344,740
Contact Energy Ltd.	53,174	255,781
Fisher & Paykel Healthcare Corp., Ltd.	19,480	291,756
Mercury NZ Ltd.	103,900	353,986
Meridian Energy Ltd.	208,113	702,017
Ryman Healthcare Ltd.	17,687	194,858
Spark New Zealand Ltd.	201,167	587,656

Total New Zealand		2,730,794

Norway - 2.3%
Aker ASA Class A	6,341	392,195
Aker BP ASA	35,823	1,174,084
Gjensidige Forsikring ASA	38,217	801,325
Leroy Seafood Group ASA	33,993	225,529
Mowi ASA	45,297	1,176,331
Norsk Hydro ASA	108,192	401,874
Orkla ASA	52,780	534,329
Salmar ASA	11,234	574,401
SpareBank 1 SR-Bank ASA	22,477	255,790
Storebrand ASA	34,290	269,331
Yara International ASA	7,382	306,796

Total Norway		6,111,985

Portugal - 1.1%
EDP - Energias de Portugal S.A.	257,433	1,116,574
Galp Energia, SGPS, S.A.	59,140	989,131
Jeronimo Martins, SGPS, S.A.	22,911	377,148
NOS, SGPS, S.A.	55,092	296,836

Total Portugal		2,779,689

Singapore - 2.2%
CapitaLand Ltd.	188,400	525,415
City Developments Ltd.	34,300	279,318
ComfortDelGro Corp., Ltd.	193,200	341,960
Frasers Property Ltd.	123,500	155,219
Genting Singapore Ltd.	820,100	561,106
Jardine Cycle & Carriage Ltd.	19,711	441,231
Keppel Corp., Ltd.	90,900	457,660
Olam International Ltd.	151,900	204,469
SATS Ltd.	96,400	362,759
Singapore Airlines Ltd.	84,361	567,154
Singapore Exchange Ltd.	104,800	690,535
Singapore Technologies Engineering Ltd.	224,100	656,642
UOL Group Ltd.	35,900	222,131
Venture Corp., Ltd.	21,900	263,846

Total Singapore		5,729,445

Spain - 2.5%
Acciona S.A.(a)	3,499	368,411
ACS Actividades de Construccion y Servicios S.A.	19,638	785,856
Banco de Sabadell S.A.	278,554	325,184
Bankia S.A.	280,645	599,333
Bankinter S.A.	58,053	425,654
Cia de Distribucion Integral Logista Holdings S.A.	11,389	256,961
Cie Automotive S.A.	6,616	156,550
Ebro Foods S.A.	10,624	230,042
Enagas S.A.	25,640	654,477
Fomento de Construcciones y Contratas S.A.	24,297	297,825
Gestamp Automocion S.A.(a)(b)	32,126	154,559
Grupo Catalana Occidente S.A.	6,703	234,376
Mapfre S.A.	265,549	703,466
Prosegur Cash S.A.(b)	2,114	3,222
Red Electrica Corp. S.A.	42,139	847,871
Zardoya Otis S.A.	47,338	373,287

Total Spain		6,417,074

Sweden - 3.2%
Alfa Laval AB	17,091	430,696
Axfood AB	19,936	443,824
Boliden AB	20,423	542,152
Castellum AB	15,249	358,377
Electrolux AB Series B	17,222	422,959
Epiroc AB Class A	22,460	274,360
Fabege AB	17,845	296,811
Holmen AB Class B	9,357	285,077
Husqvarna AB Class B	23,223	186,111
ICA Gruppen AB	11,609	542,189
Intrum AB(a)	9,095	271,459
Investment AB Latour Class B	23,912	390,315
Kinnevik AB Class B	11,714	286,560
Lundin Petroleum AB	17,765	604,056
Securitas AB Class B	18,212	314,102
Skanska AB Class B	23,513	531,746
SKF AB Class B	20,373	412,202
SSAB AB Class B	96,309	313,998
Svenska Cellulosa AB SCA Class B	19,052	193,348
Swedish Match AB	8,640	445,612
Tele2 AB Class B	33,187	481,618
Trelleborg AB Class B	19,326	347,974

Total Sweden		8,375,546

Switzerland - 3.7%
Adecco Group AG Registered Shares	11,066	699,603
Baloise Holding AG Registered Shares	3,052	551,557
BKW AG	2,569	189,422
Bucher Industries AG Registered Shares	576	202,122
Clariant AG Registered Shares*	16,807	374,897
Coca-Cola HBC AG*	10,533	357,910
DKSH Holding AG	2,338	127,240
Dufry AG Registered Shares*	4,381	434,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2019

Investments	Shares	Value
EMS-Chemie Holding AG Registered Shares	1,092	$717,776
Flughafen Zurich AG Registered Shares	2,043	372,797
Georg Fischer AG Registered Shares	248	251,752
Helvetia Holding AG Registered Shares	3,185	449,949
Julius Baer Group Ltd.*	11,536	594,818
Logitech International S.A. Registered Shares	6,364	301,195
OC Oerlikon Corp. AG Registered Shares	4,123	48,368
SFS Group AG	2,199	211,418
SIG Combibloc Group AG*	18,557	296,268
Sonova Holding AG Registered Shares	1,734	396,634
STMicroelectronics N.V.	23,356	628,424
Straumann Holding AG Registered Shares	259	254,199
Sulzer AG Registered Shares	2,371	264,437
Sunrise Communications Group AG*(b)	4,180	328,279
Swatch Group AG (The) Bearer Shares	1,966	548,170
Swatch Group AG (The) Registered Shares	4,145	218,946
VAT Group AG*(b)	2,263	382,211
Vifor Pharma AG	1,869	340,950
Vontobel Holding AG Registered Shares	2,966	211,802

Total Switzerland		9,755,557

United Kingdom - 16.3%
Admiral Group PLC	29,529	903,248
Antofagasta PLC	58,207	706,942
Ashmore Group PLC(a)	53,740	368,775
Ashtead Group PLC	12,981	415,126
Auto Trader Group PLC(b)	19,971	157,311
Avast PLC(b)	44,696	268,108
AVEVA Group PLC	3,248	200,338
Babcock International Group PLC	56,309	469,503
Barratt Developments PLC	125,188	1,238,183
Beazley PLC	30,659	225,822
Bellway PLC	10,082	508,468
British Land Co. PLC (The)	88,226	746,613
Britvic PLC	20,301	243,254
Bunzl PLC	12,196	333,635
Burberry Group PLC	18,264	533,505
Carnival PLC	13,444	648,995
Centrica PLC	1,091,152	1,290,835
Cineworld Group PLC(a)	97,967	284,352
CNH Industrial N.V.	46,319	509,012
ConvaTec Group PLC(b)	126,336	332,133
Croda International PLC	4,430	300,475
Derwent London PLC	3,990	211,959
Direct Line Insurance Group PLC	125,271	518,603
DS Smith PLC	104,401	531,369
easyJet PLC	45,399	856,728
Electrocomponents PLC	17,559	157,619
Evraz PLC	219,108	1,172,664
Fresnillo PLC	28,617	242,702
G4S PLC	126,531	365,416
Hargreaves Lansdown PLC	16,660	427,061
Hikma Pharmaceuticals PLC	7,796	205,626
HomeServe PLC	14,345	240,205
Howden Joinery Group PLC	30,639	273,002
IMI PLC	24,773	386,925
Inchcape PLC	33,995	317,946
Informa PLC	55,944	635,139
InterContinental Hotels Group PLC	6,057	417,891
Intertek Group PLC	5,033	390,180
Investec PLC	49,198	288,791
ITV PLC	522,081	1,044,357
J Sainsbury PLC	229,791	699,852
John Wood Group PLC	50,813	268,249
Johnson Matthey PLC	9,368	371,812
Kingfisher PLC	186,745	536,838
Land Securities Group PLC	67,956	891,245
Marks & Spencer Group PLC	172,836	488,839
Mediclinic International PLC	39,964	217,911
Meggitt PLC	43,364	377,309
Melrose Industries PLC	220,166	700,288
Micro Focus International PLC	32,145	453,010
Mondi PLC	19,107	448,655
Next PLC	6,655	618,722
Pearson PLC	29,884	252,181
Pennon Group PLC	29,717	403,518
Persimmon PLC	59,504	2,124,414
Phoenix Group Holdings PLC	83,445	827,973
Quilter PLC(b)	114,358	243,984
Rentokil Initial PLC	51,759	310,612
Rightmove PLC	32,458	272,440
RSA Insurance Group PLC	50,835	380,896
Sage Group PLC (The)	46,926	465,618
Schroders PLC	12,669	559,554
Schroders PLC Non-Voting Shares	5,128	171,192
Segro PLC	50,095	595,412
Severn Trent PLC	15,804	526,549
Signature Aviation PLC	73,668	309,561
Smiths Group PLC	20,828	465,475
Spectris PLC	6,394	246,151
Spirax-Sarco Engineering PLC	2,565	302,081
SSE PLC	138,736	2,643,828
St. James’s Place PLC	33,582	518,060
Standard Life Aberdeen PLC	342,375	1,488,135
Tate & Lyle PLC	35,308	355,578
Taylor Wimpey PLC	208,154	533,305
TechnipFMC PLC	21,647	459,489
Travis Perkins PLC	16,377	347,561
Unite Group PLC (The)	19,796	330,432
United Utilities Group PLC	51,128	638,982
Weir Group PLC (The)	16,032	320,594
Whitbread PLC	7,311	469,347
WM Morrison Supermarkets PLC	158,506	419,542

Total United Kingdom		42,424,010

TOTAL COMMON STOCKS (Cost: $232,729,134)		259,999,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

United States - 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $9,305,730)(d)	9,305,730	$9,305,730

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $242,034,864)		269,305,307
Other Assets less Liabilities - (3.3)%		(8,522,121)

NET ASSETS - 100.0%		$260,783,186

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,284,429 and the total market value of the collateral held by the Fund was $15,059,938. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,754,208.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	1/2/2020	280,457	USD	250,000	EUR	$—	$(168)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 100.2%

Australia - 11.4%
AGL Energy Ltd.	5,587	$80,629
Aristocrat Leisure Ltd.	1,460	34,556
ASX Ltd.	4,606	253,875
Aurizon Holdings Ltd.	39,272	144,381
BlueScope Steel Ltd.	5,683	60,163
Brambles Ltd.	14,336	118,108
Coca-Cola Amatil Ltd.	13,589	105,649
Coles Group Ltd.	3,699	38,587
Computershare Ltd.	9,473	111,739
Flight Centre Travel Group Ltd.	1,901	58,878
Fortescue Metals Group Ltd.	10,716	80,526
Harvey Norman Holdings Ltd.	25,604	73,253
Macquarie Group Ltd.	2,557	247,777
Newcrest Mining Ltd.	4,292	91,266
Orica Ltd.	8,868	137,018
Qantas Airways Ltd.	5,460	27,289
QBE Insurance Group Ltd.	27,501	248,994
Ramsay Health Care Ltd.	2,781	141,789
REA Group Ltd.	974	70,932
Rio Tinto Ltd.	1,404	99,089
Santos Ltd.	37,476	215,492
Sonic Healthcare Ltd.	7,720	156,020
Sydney Airport	21,668	131,905
Telstra Corp., Ltd.	48,921	121,737
Wesfarmers Ltd.	5,514	160,469
Woodside Petroleum Ltd.	1,534	37,073
Woolworths Group Ltd.	6,329	160,875

Total Australia		3,208,069

Austria - 0.7%
OMV AG	3,635	204,341

Belgium - 2.0%
Galapagos N.V.*	308	64,479
Proximus SADP	7,768	222,524
UCB S.A.	3,275	260,641

Total Belgium		547,644

Denmark - 3.3%
Carlsberg A/S Class B	1,542	230,200
Coloplast A/S Class B	1,986	246,542
Orsted A/S(a)	1,801	186,404
Pandora A/S	691	30,081
Tryg A/S	8,318	246,778

Total Denmark		940,005

France - 6.6%
Danone S.A.	3,218	266,942
Eiffage S.A.	2,199	251,774
Engie S.A.	14,231	230,030
Orange S.A.	19,640	289,242
Publicis Groupe S.A.	4,458	201,965
Sanofi	3,920	394,346
Veolia Environnement S.A.	8,414	223,934

Total France		1,858,233

Germany - 3.8%
Beiersdorf AG	1,178	141,024
Deutsche Post AG Registered Shares	3,140	119,873
Deutsche Telekom AG Registered Shares	13,726	224,486
Deutsche Wohnen SE Bearer Shares	2,699	110,339
E.ON SE	15,946	170,474
RWE AG	4,637	142,358
Uniper SE	5,029	166,585

Total Germany		1,075,139

Hong Kong - 1.7%
CK Infrastructure Holdings Ltd.	11,500	81,839
Jardine Matheson Holdings Ltd.	2,200	122,320
Jardine Strategic Holdings Ltd.	3,100	95,015
PCCW Ltd.	287,000	169,803

Total Hong Kong		468,977

Israel - 3.7%
Azrieli Group Ltd.	1,817	132,829
Bank Leumi Le-Israel BM	35,222	256,364
Check Point Software Technologies Ltd.*	1,100	122,056
Israel Chemicals Ltd.	18,557	87,305
Israel Discount Bank Ltd. Class A	49,177	227,946
Mizrahi Tefahot Bank Ltd.	8,480	225,871

Total Israel		1,052,371

Italy - 3.5%
Assicurazioni Generali SpA	12,765	263,577
Enel SpA	15,412	122,345
Eni SpA	15,024	233,505
Poste Italiane SpA(a)	18,747	212,960
Recordati SpA	3,250	137,060

Total Italy		969,447

Japan - 29.0%
ABC-Mart, Inc.	1,500	102,692
Advantest Corp.	600	34,010
Aeon Mall Co., Ltd.	7,100	126,614
ANA Holdings, Inc.	4,100	137,402
Asahi Group Holdings Ltd.	2,100	96,290
Astellas Pharma, Inc.	6,600	113,568
Bandai Namco Holdings, Inc.	900	54,915
Benesse Holdings, Inc.	1,500	39,669
Calbee, Inc.	3,400	111,222
Casio Computer Co., Ltd.	5,600	112,902
Central Japan Railway Co.	500	101,219
Chubu Electric Power Co., Inc.	1,900	26,951
Chugai Pharmaceutical Co., Ltd.	1,500	139,130
Daito Trust Construction Co., Ltd.	500	62,020
Daiwa House Industry Co., Ltd.	2,500	77,985
East Japan Railway Co.	1,300	117,924
Fast Retailing Co., Ltd.	100	59,811
FUJIFILM Holdings Corp.	2,100	101,063
Fujitsu Ltd.	300	28,351
Hakuhodo DY Holdings, Inc.	1,600	26,030
Hankyu Hanshin Holdings, Inc.	700	30,145
Hikari Tsushin, Inc.	300	75,721
Hitachi Ltd.	2,000	85,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2019

Investments	Shares	Value
Hoya Corp.	1,000	$96,158
Hulic Co., Ltd.	11,500	139,259
ITOCHU Corp.	6,100	142,263
Itochu Techno-Solutions Corp.	1,000	28,295
Japan Airlines Co., Ltd.	3,700	115,656
Kamigumi Co., Ltd.	5,200	114,790
Kao Corp.	1,000	83,046
KDDI Corp.	3,200	95,787
Keihan Holdings Co., Ltd.	800	39,015
Keikyu Corp.	1,300	25,240
Kintetsu Group Holdings Co., Ltd.	2,400	130,738
Kyushu Railway Co.	4,000	134,346
Marubeni Corp.	3,200	23,869
McDonald’s Holdings Co., Japan Ltd.	3,000	144,651
Medipal Holdings Corp.	5,700	126,562
MEIJI Holdings Co., Ltd.	1,500	101,863
MS&AD Insurance Group Holdings, Inc.	7,900	262,497
Nagoya Railroad Co., Ltd.	3,600	112,298
NEC Corp.	2,200	91,502
Nexon Co., Ltd.*	2,100	28,019
Nintendo Co., Ltd.	100	40,460
Nippon Prologis REIT, Inc.	49	124,625
Nippon Shinyaku Co., Ltd.	900	78,427
Nippon Telegraph & Telephone Corp.	4,000	101,477
Nitori Holdings Co., Ltd.	300	47,550
Nomura Real Estate Holdings, Inc.	4,800	115,721
Nomura Research Institute Ltd.	3,900	83,903
NTT DOCOMO, Inc.	4,100	114,615
Obayashi Corp.	8,100	90,708
Olympus Corp.	5,200	80,817
Ono Pharmaceutical Co., Ltd.	4,600	105,905
Oracle Corp.	300	27,467
Otsuka Corp.	600	24,155
Otsuka Holdings Co., Ltd.	1,900	85,371
Pan Pacific International Holdings Corp.	3,300	54,992
Sankyo Co., Ltd.	3,100	103,405
Santen Pharmaceutical Co., Ltd.	5,200	99,813
Secom Co., Ltd.	500	44,983
Seibu Holdings, Inc.	6,200	102,406
Sekisui Chemical Co., Ltd.	3,200	56,064
Sekisui House Ltd.	7,900	169,631
Seven & I Holdings Co., Ltd.	2,700	99,453
SG Holdings Co., Ltd.	3,100	70,173
Shimizu Corp.	2,600	26,700
Shionogi & Co., Ltd.	2,200	136,990
Softbank Corp.	5,200	69,836
Sohgo Security Services Co., Ltd.	2,000	108,949
Sompo Holdings, Inc.	5,500	217,621
Sony Corp.	400	27,241
Sony Financial Holdings, Inc.	9,200	222,476
Sumitomo Realty & Development Co., Ltd.	4,300	150,831
Suntory Beverage & Food Ltd.	2,200	92,008
Teijin Ltd.	7,900	148,659
Tobu Railway Co., Ltd.	3,800	138,293
Toho Co., Ltd.	2,100	87,826
Tokio Marine Holdings, Inc.	4,400	247,744
Tokyo Electric Power Co. Holdings, Inc.*	5,900	25,354
Tokyo Gas Co., Ltd.	3,300	80,515
Toyo Suisan Kaisha Ltd.	2,600	110,771
Toyota Tsusho Corp.	2,100	74,589
Trend Micro, Inc.	1,100	56,683
Tsuruha Holdings, Inc.	200	25,802
West Japan Railway Co.	1,600	138,998
Yamada Denki Co., Ltd.	26,800	142,539

Total Japan		8,149,169

Netherlands - 3.7%
Koninklijke Ahold Delhaize N.V.	10,924	273,385
Koninklijke KPN N.V.	91,731	270,909
Randstad N.V.	3,670	224,270
Wolters Kluwer N.V.	3,714	271,066

Total Netherlands		1,039,630

New Zealand - 1.0%
Fisher & Paykel Healthcare Corp., Ltd.	7,610	113,977
Mercury NZ Ltd.	8,559	29,160
Spark New Zealand Ltd.	44,992	131,432

Total New Zealand		274,569

Singapore - 3.3%
ComfortDelGro Corp., Ltd.	69,700	123,367
Genting Singapore Ltd.	157,400	107,692
SATS Ltd.	20,200	76,014
Singapore Airlines Ltd.	24,800	166,729
Singapore Exchange Ltd.	41,800	275,423
Wilmar International Ltd.	56,800	174,035

Total Singapore		923,260

Spain - 4.8%
Aena SME S.A.(a)	1,261	241,338
Enagas S.A.	8,306	212,016
Endesa S.A.	5,811	155,178
Iberdrola S.A.	18,232	187,873
Naturgy Energy Group S.A.	6,233	156,723
Red Electrica Corp. S.A.	8,353	168,069
Telefonica S.A.	32,142	224,666

Total Spain		1,345,863

Sweden - 0.7%
Essity AB Class B	4,006	129,154
ICA Gruppen AB	855	39,932
Skanska AB Class B	1,249	28,246

Total Sweden		197,332

Switzerland - 7.3%
Baloise Holding AG Registered Shares	2,015	364,151
Barry Callebaut AG Registered Shares	81	178,838
Chocoladefabriken Lindt & Spruengli AG	32	248,340
Nestle S.A. Registered Shares	2,432	263,154
Novartis AG Registered Shares	2,793	265,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2019

Investments	Shares	Value
Roche Holding AG Genusschein	936	$303,510
Sonova Holding AG Registered Shares	1,121	256,417
Swisscom AG Registered Shares	331	175,216

Total Switzerland		2,054,692

United Kingdom - 13.0%
Aviva PLC	72,792	403,758
BAE Systems PLC	27,416	205,132
Centrica PLC	75,849	89,729
Coca-Cola European Partners PLC	5,972	303,855
Diageo PLC	5,705	241,884
Direct Line Insurance Group PLC	101,514	420,252
GlaxoSmithKline PLC	14,316	337,390
Persimmon PLC	5,533	197,539
RELX PLC	8,229	207,726
Segro PLC	19,341	229,881
Smith & Nephew PLC	13,562	329,232
SSE PLC	8,055	153,500
Unilever N.V.	4,983	286,551
Unilever PLC	4,116	237,219

Total United Kingdom		3,643,648

United States - 0.7%
Ferguson PLC	2,060	186,936

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $26,234,266)		28,139,325
Other Assets less Liabilities - (0.2)%		(50,315)

NET ASSETS - 100.0%		$28,089,010

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/15/2020	220,032	USD	332,479	NZD	$—	$(4,305)
Bank of America N.A.	1/15/2020	159,813	USD	1,493,848	SEK	134	—
Barclays Bank PLC	1/16/2020	3,684,737	USD	402,892,828	JPY	—	(24,517)
Citibank N.A.	1/15/2020	23,866	AUD	16,518	USD	264	—
Citibank N.A.	1/15/2020	6,992	CHF	7,133	USD	92	—
Citibank N.A.	1/15/2020	26,273	DKK	3,905	USD	45	—
Citibank N.A.	1/15/2020	29,777	EUR	33,072	USD	377	—
Citibank N.A.	1/15/2020	7,526	GBP	9,737	USD	236	—
Citibank N.A.	1/15/2020	11,592	ILS	3,339	USD	19	—
Citibank N.A.	1/15/2020	2,082	NZD	1,380	USD	24	—
Citibank N.A.	1/15/2020	9,437	SEK	1,002	USD	7	—
Citibank N.A.	1/15/2020	3,876	SGD	2,859	USD	24	—
Citibank N.A.	1/15/2020	1,552,331	USD	1,160,106	GBP	14,935	—
Citibank N.A.	1/16/2020	2,523,617	JPY	23,112	USD	122	—
Goldman Sachs	1/15/2020	622,600	USD	4,157,044	DKK	—	(2,374)
HSBC Holdings PLC	1/15/2020	5,272,646	USD	4,711,211	EUR	—	(19,651)
HSBC Holdings PLC	1/15/2020	532,268	USD	1,849,525	ILS	—	(3,496)
HSBC Holdings PLC	1/15/2020	455,832	USD	616,218	SGD	—	(2,475)
Morgan Stanley & Co. International	1/15/2020	2,633,438	USD	3,807,863	AUD	—	(44,120)
Morgan Stanley & Co. International	1/15/2020	1,137,239	USD	1,115,987	CHF	—	(15,958)
State Street Bank and Trust	1/3/2020	6,752	USD	5,100	GBP	—	(4)

						$16,279	$(116,900)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 3.7%
Altium Ltd.	1,840	$44,908
ARB Corp., Ltd.	2,047	27,009
Aristocrat Leisure Ltd.	15,771	373,273
Beach Energy Ltd.	37,778	66,656
BlueScope Steel Ltd.	10,259	108,606
carsales.com Ltd.	12,925	150,912
Cochlear Ltd.	1,321	208,684
Computershare Ltd.	20,172	237,939
Corporate Travel Management Ltd.(a)	2,438	35,133
CSL Ltd.	8,033	1,557,161
Domino’s Pizza Enterprises Ltd.(a)	3,716	136,773
IDP Education Ltd.	3,781	45,635
Invocare Ltd.(a)	3,831	35,521
Magellan Financial Group Ltd.	8,918	357,014
NIB Holdings Ltd.	20,625	90,905
Northern Star Resources Ltd.	10,131	80,545
Pendal Group Ltd.	33,243	200,733
Reece Ltd.(a)	16,400	132,115
Regis Resources Ltd.	24,101	73,527
St Barbara Ltd.	34,477	65,921
Technology One Ltd.	7,878	45,909
Viva Energy Group Ltd.(b)	63,484	85,682
Webjet Ltd.(a)	2,725	24,940

Total Australia		4,185,501

Austria - 0.1%
S IMMO AG	2,761	69,113

Belgium - 0.3%
bpost S.A.	34,394	397,655

China - 2.6%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	4,358	6,577
China Overseas Land & Investment Ltd.	503,501	1,961,197
CSPC Pharmaceutical Group Ltd.	146,000	348,146
Guangdong Investment Ltd.	304,000	635,951

Total China		2,951,871

Denmark - 6.4%
Chr Hansen Holding A/S	1,763	140,203
Coloplast A/S Class B	6,296	781,585
DFDS A/S	1,340	65,420
DSV Panalpina A/S	1,047	120,758
GN Store Nord A/S	917	43,157
Novo Nordisk A/S Class B	68,645	3,987,020
Novozymes A/S Class B	6,137	300,535
Orsted A/S(b)	10,641	1,101,344
Rockwool International A/S Class B	253	59,972
Royal Unibrew A/S	1,962	179,784
SimCorp A/S	688	78,288
Vestas Wind Systems A/S	4,091	413,709

Total Denmark		7,271,775

Finland - 2.8%
Kone Oyj Class B	21,999	1,439,159
Metsa Board Oyj	31,987	215,253
Neste Oyj	24,723	860,853
Nokian Renkaat Oyj	12,251	352,457
Wartsila Oyj Abp	31,623	349,643

Total Finland		3,217,365

France - 6.1%
Alten S.A.	527	66,550
Cie Plastic Omnium S.A.	7,982	223,099
Gaztransport Et Technigaz S.A.	2,035	195,078
Hermes International	1,185	886,154
Ipsen S.A.	1,070	94,885
Kering S.A.	4,068	2,672,215
Rubis SCA	4,266	262,175
Safran S.A.	9,015	1,392,926
Sartorius Stedim Biotech	723	119,868
Teleperformance	916	223,533
Trigano S.A.	824	87,037
Valeo S.A.	18,711	659,707

Total France		6,883,227

Germany - 8.3%
adidas AG	3,852	1,253,057
Bechtle AG	708	99,500
CANCOM SE	576	34,009
CTS Eventim AG & Co. KGaA	2,317	145,777
Dermapharm Holding SE	1,857	82,858
Deutsche Wohnen SE Bearer Shares	11,305	462,165
Fuchs Petrolub SE	3,275	146,864
Hochtief AG	4,905	626,016
Hugo Boss AG	4,957	240,709
Infineon Technologies AG	32,043	730,515
MTU Aero Engines AG	1,092	312,081
Nemetschek SE	1,077	71,085
NORMA Group SE	1,547	65,987
SAP SE	24,360	3,290,041
Siemens Healthineers AG(b)	28,573	1,373,373
Siltronic AG	3,814	384,110
Sixt SE	1,065	107,173
Wirecard AG	76	9,171

Total Germany		9,434,491

Hong Kong - 1.2%
Galaxy Entertainment Group Ltd.	127,699	940,723
Melco International Development Ltd.	12,000	33,728
Techtronic Industries Co., Ltd.	42,000	342,552
Vitasoy International Holdings Ltd.	12,000	43,507

Total Hong Kong		1,360,510

Ireland - 0.4%
Hibernia REIT PLC	27,544	43,595
Kerry Group PLC Class A	1,718	214,251
Kingspan Group PLC	2,443	149,316

Total Ireland		407,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2019

Investments	Shares	Value
Israel - 0.3%
Israel Chemicals Ltd.	74,869	$352,235

Italy - 1.5%
Amplifon SpA	3,289	94,660
Brunello Cucinelli SpA	1,180	41,803
De’ Longhi SpA	4,600	97,332
DiaSorin SpA	823	106,609
Ferrari N.V.	2,226	369,555
Freni Brembo SpA(a)	11,304	140,337
IMA Industria Macchine Automatiche SpA	1,624	116,850
Interpump Group SpA	1,655	52,463
Moncler SpA	4,491	201,999
Recordati SpA	7,808	329,281
Reply SpA	544	42,409
Salvatore Ferragamo SpA	4,299	90,481
Technogym SpA(b)	6,041	78,592

Total Italy		1,762,371

Japan - 19.3%
Advantest Corp.	10,800	612,174
Ain Holdings, Inc.	400	25,507
Asahi Intecc Co., Ltd.	1,400	41,224
Astellas Pharma, Inc.	77,700	1,337,005
Bandai Namco Holdings, Inc.	8,600	524,744
Benefit One, Inc.	2,800	58,254
Chugai Pharmaceutical Co., Ltd.	9,800	908,985
Daifuku Co., Ltd.	3,200	196,108
Daito Trust Construction Co., Ltd.	5,200	645,006
Disco Corp.	1,000	238,325
Elecom Co., Ltd.	1,100	44,739
en-japan, Inc.	1,000	43,938
Fast Retailing Co., Ltd.	1,100	657,925
Funai Soken Holdings, Inc.	1,000	22,830
GMO Payment Gateway, Inc.	146	10,049
Harmonic Drive Systems, Inc.(a)	1,300	63,041
Haseko Corp.	34,100	461,570
Hikari Tsushin, Inc.	1,000	252,404
Hoya Corp.	6,500	625,029
Infocom Corp.	700	17,295
Japan Lifeline Co., Ltd.	1,900	26,103
Japan Material Co., Ltd.	1,300	21,855
JINS Holdings, Inc.	400	27,164
Kakaku.com, Inc.	5,700	146,493
Kaken Pharmaceutical Co., Ltd.	2,300	127,831
Kao Corp.	11,100	921,808
Keyence Corp.	1,000	354,175
Kobe Bussan Co., Ltd.	1,400	48,309
Konami Holdings Corp.	5,500	226,984
Kose Corp.	800	117,782
Kotobuki Spirits Co., Ltd.	300	22,222
Lasertec Corp.	1,400	71,626
M3, Inc.	3,500	106,441
Mani, Inc.	900	25,921
Maruwa Unyu Kikan Co., Ltd.(a)	600	13,239
McDonald’s Holdings Co., Japan Ltd.	1,500	72,326
Meitec Corp.	1,800	101,863
Miroku Jyoho Service Co., Ltd.	1,200	36,328
Mixi, Inc.	6,300	120,000
MonotaRO Co., Ltd.	1,700	45,724
Murata Manufacturing Co., Ltd.	20,800	1,291,160
Nidec Corp.	3,000	414,217
Nihon M&A Center, Inc.	2,100	72,754
Nintendo Co., Ltd.	4,740	1,917,808
Nippon Shinyaku Co., Ltd.	1,000	87,141
Nissan Chemical Corp.	4,200	177,585
Obic Co., Ltd.	1,300	176,563
Open House Co., Ltd.	4,100	118,086
Oracle Corp.	2,900	265,516
Outsourcing, Inc.(a)	1,373	14,630
Pigeon Corp.(a)	3,000	110,835
Pilot Corp.	1,000	40,672
Recruit Holdings Co., Ltd.	20,500	773,218
Relo Group, Inc.	1,800	50,518
Round One Corp.	1,700	16,550
SCSK Corp.	3,200	166,957
Seria Co., Ltd.	2,100	57,391
Shimano, Inc.	1,200	196,218
Shin-Etsu Chemical Co., Ltd.	13,900	1,542,526
Shionogi & Co., Ltd.	7,400	460,785
Showa Denko K.K.(a)	8,900	237,415
Sysmex Corp.	2,800	191,923
Systena Corp.	1,400	22,879
TechnoPro Holdings, Inc.	900	63,354
Toei Animation Co., Ltd.	900	46,377
Tokai Carbon Co., Ltd.(a)	7,200	72,547
Tokuyama Corp.	1,900	50,055
Tokyo Electron Ltd.	13,000	2,861,974
Tosho Co., Ltd.	400	9,205
Trend Micro, Inc.	6,700	345,250
Ulvac, Inc.	2,400	95,956
United Arrows Ltd.	1,200	34,120
Universal Entertainment Corp.	1,600	54,695
USS Co., Ltd.	11,400	216,723
Workman Co., Ltd.	800	75,013
ZOZO, Inc.	5,900	113,304

Total Japan		21,862,266

Kazakhstan - 0.1%
KAZ Minerals PLC	8,488	59,753

Netherlands - 3.6%
ASM International N.V.	1,589	178,633
ASML Holding N.V.	7,841	2,320,960
Corbion N.V.	1,831	57,795
Euronext N.V.(b)	2,544	207,462
Koninklijke DSM N.V.	5,866	764,470
TKH Group N.V. CVA	1,675	93,821
Wolters Kluwer N.V.	6,500	474,402

Total Netherlands		4,097,543

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	15,194	227,564
Mainfreight Ltd.	2,582	74,033
Ryman Healthcare Ltd.	14,022	154,481

Total New Zealand		456,078

Norway - 3.0%
Borregaard ASA	3,633	39,276
DNO ASA	41,907	55,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2019

Investments	Shares	Value
Grieg Seafood ASA	5,627	$89,842
Mowi ASA(a)	38,239	993,040
Salmar ASA	10,701	547,149
Telenor ASA	96,770	1,733,915

Total Norway		3,458,400

Portugal - 0.4%
Altri, SGPS, S.A.	5,578	35,564
Jeronimo Martins, SGPS, S.A.	22,532	370,910

Total Portugal		406,474

Singapore - 0.8%
First Resources Ltd.	42,100	59,488
SATS Ltd.	61,000	229,547
Sheng Siong Group Ltd.	73,200	67,503
Singapore Technologies Engineering Ltd.	171,000	501,052

Total Singapore		857,590

Spain - 6.3%
Amadeus IT Group S.A.	11,223	917,121
Cie Automotive S.A.	4,632	109,604
Ence Energia y Celulosa S.A.(a)	26,312	108,394
Faes Farma S.A.	13,620	76,442
Grifols S.A.(a)	10,892	384,271
Industria de Diseno Textil S.A.	152,324	5,377,435
Prosegur Cash S.A.(a)(b)	86,343	131,617

Total Spain		7,104,884

Sweden - 3.0%
AAK AB	4,363	82,962
AddTech AB Class B	1,572	50,883
Alfa Laval AB	16,109	405,950
Atlas Copco AB Class B	14,900	517,622
Beijer Ref AB	2,575	75,591
Bonava AB Class B	6,080	64,625
Epiroc AB Class A	14,464	176,685
Epiroc AB Class B	6,398	75,899
Evolution Gaming Group AB(b)	3,831	115,408
Fagerhult AB	8,562	54,421
Hexpol AB	13,989	137,185
Indutrade AB	2,985	106,887
Lifco AB Class B	1,303	79,619
Loomis AB Class B	3,113	128,962
Mycronic AB	3,807	75,277
Nolato AB Class B	983	57,755
Paradox Interactive AB(a)	301	4,823
Sandvik AB	48,731	950,825
Sectra AB Class B*(a)	247	10,317
Sweco AB Class B	3,638	140,374
Thule Group AB(b)	4,215	97,258
Vitrolife AB	186	3,924

Total Sweden		3,413,252

Switzerland - 7.0%
Givaudan S.A. Registered Shares	297	929,630
Kuehne + Nagel International AG Registered Shares	8,034	1,354,003
Logitech International S.A. Registered Shares	4,483	212,171
Partners Group Holding AG(a)	1,221	1,118,929
Roche Holding AG Bearer Shares	6,298	2,000,583
Schindler Holding AG Participation Certificate	1,065	270,773
Schindler Holding AG Registered Shares	1,972	483,047
SFS Group AG	1,410	135,562
SGS S.A. Registered Shares	350	958,176
Sonova Holding AG Registered Shares	1,119	255,960
Straumann Holding AG Registered Shares	151	148,201
Temenos AG Registered Shares*	470	74,357

Total Switzerland		7,941,392

United Kingdom - 22.2%
Abcam PLC	849	15,206
Ashmore Group PLC	26,208	179,845
Ashtead Group PLC	9,813	313,815
Barratt Developments PLC	84,829	839,009
Brewin Dolphin Holdings PLC	21,165	104,415
British American Tobacco PLC	105,844	4,531,110
Compass Group PLC	33,301	833,783
Countryside Properties PLC(b)	21,450	129,349
Cranswick PLC	1,056	47,424
Croda International PLC	2,421	164,210
Diageo PLC	55,724	2,362,622
Diploma PLC	2,469	66,201
Diversified Gas & Oil PLC	45,218	63,796
Domino’s Pizza Group PLC	19,801	83,993
Dunelm Group PLC	6,788	103,952
Electrocomponents PLC	10,141	91,031
Euromoney Institutional Investor PLC	3,672	63,336
Evraz PLC	161,981	866,921
FDM Group Holdings PLC	3,627	49,682
Ferrexpo PLC	19,384	40,817
Fresnillo PLC(a)	19,970	169,367
Games Workshop Group PLC	906	73,274
Greggs PLC	1,761	53,610
Halma PLC	3,324	93,177
Hargreaves Lansdown PLC	10,700	274,283
Hays PLC	96,106	231,207
Hill & Smith Holdings PLC	2,325	45,369
HomeServe PLC	5,973	100,017
Howden Joinery Group PLC	15,105	134,590
Intertek Group PLC	3,204	248,388
JD Sports Fashion PLC	3,341	37,063
John Laing Group PLC(b)	14,158	71,272
Marshalls PLC	6,503	74,088
Moneysupermarket.com Group PLC	17,074	74,778
Next PLC	4,241	394,290
NMC Health PLC(a)	1,686	39,466
Pagegroup PLC	17,272	119,668
RELX PLC	41,312	1,042,844
Renishaw PLC	1,083	54,060
Rightmove PLC	12,569	105,499
Rio Tinto PLC	64,250	3,832,739
Rotork PLC	17,004	75,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2019

Investments	Shares	Value
Safestore Holdings PLC	4,721	$50,408
Softcat PLC	6,521	99,518
Spirax-Sarco Engineering PLC	990	116,593
SSP Group PLC	9,943	85,618
Unilever N.V.	73,720	4,239,316
Unilever PLC	35,854	2,066,384
Unite Group PLC (The)	7,622	127,225
WH Smith PLC	3,060	105,397

Total United Kingdom		25,185,487

TOTAL COMMON STOCKS (Cost: $101,437,237)		113,136,395

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/3/20* (Cost: $2,154)	13,620	2,184

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $1,832,927)(d)	1,832,927	1,832,927

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $103,272,318)		114,971,506
Other Assets less Liabilities - (1.4)%		(1,623,335)

NET ASSETS - 100.0%		$113,348,171

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,539,746 and the total market value of the collateral held by the Fund was $3,745,553. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,912,626.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 9.3%
Accent Group Ltd.	1,466,166	$1,922,147
ALS Ltd.	617,712	3,986,146
Altium Ltd.	46,161	1,126,625
AMA Group Ltd.	405,982	255,420
Ansell Ltd.	144,287	2,944,413
AP Eagers Ltd.(a)	311,016	2,238,758
ARB Corp., Ltd.	48,287	637,117
ARQ Group Ltd.(a)	676,583	180,730
AUB Group Ltd.	92,204	777,130
Australian Pharmaceutical Industries Ltd.	1,181,429	1,112,851
Bank of Queensland Ltd.(a)	1,048,426	5,343,186
Bapcor Ltd.	447,115	2,011,517
Blackmores Ltd.(a)	22,586	1,346,355
Breville Group Ltd.	113,713	1,395,658
Brickworks Ltd.	203,700	2,674,807
Capitol Health Ltd.	3,929,124	621,445
carsales.com Ltd.	301,001	3,514,488
Cedar Woods Properties Ltd.	168,145	927,851
Corporate Travel Management Ltd.(a)	94,758	1,365,508
Costa Group Holdings Ltd.(a)	550,464	955,763
Credit Corp Group Ltd.	85,546	1,854,550
CSR Ltd.	1,219,931	3,901,856
Data#3 Ltd.	440,413	1,148,573
Domino’s Pizza Enterprises Ltd.(a)	104,034	3,829,124
Estia Health Ltd.	680,068	1,166,451
Event Hospitality and Entertainment Ltd.	290,766	2,779,758
FlexiGroup Ltd.	707,789	915,474
G8 Education Ltd.(a)	789,638	1,054,645
Genworth Mortgage Insurance Australia Ltd.(a)	1,052,065	2,699,355
GUD Holdings Ltd.	193,122	1,506,882
GWA Group Ltd.(a)	646,642	1,509,130
Healius Ltd.	705,459	1,368,691
HT&E Ltd.(a)	409,277	487,654
Infomedia Ltd.	444,146	652,524
Inghams Group Ltd.(a)	746,058	1,762,124
Integral Diagnostics Ltd.	430,149	1,155,066
Integrated Research Ltd.(a)	284,058	650,952
Invocare Ltd.(a)	143,956	1,334,747
IOOF Holdings Ltd.(a)	1,243,594	6,871,091
IPH Ltd.	281,650	1,623,484
IRESS Ltd.	218,892	2,006,467
IVE Group Ltd.	322,402	548,451
Japara Healthcare Ltd.(a)	1,036,868	717,933
JB Hi-Fi Ltd.(a)	222,490	5,891,565
Jupiter Mines Ltd.(a)	9,830,388	1,934,876
Link Administration Holdings Ltd.	718,757	2,960,767
Lovisa Holdings Ltd.(a)	133,646	1,162,118
McMillan Shakespeare Ltd.	178,356	1,642,417
Metcash Ltd.(a)	1,391,981	2,514,728
Mineral Resources Ltd.(a)	243,541	2,824,753
Monadelphous Group Ltd.	147,080	1,724,544
Monash IVF Group Ltd.	725,712	527,994
MyState Ltd.	184,376	642,851
Navigator Global Investments Ltd.	430,195	855,808
New Hope Corp., Ltd.(a)	1,787,902	2,589,020
NIB Holdings Ltd.	526,250	2,319,445
Nick Scali Ltd.(a)	281,251	1,370,099
Nine Entertainment Co. Holdings Ltd.	2,341,685	2,946,497
OFX Group Ltd.	490,622	481,112
Orora Ltd.	1,881,343	4,205,519
OZ Minerals Ltd.	359,905	2,669,100
Peet Ltd.	672,115	597,666
Pendal Group Ltd.	817,233	4,934,732
Perpetual Ltd.(a)	121,036	3,498,583
Platinum Asset Management Ltd.(a)	1,390,903	4,419,364
Premier Investments Ltd.	285,501	3,765,000
Regis Healthcare Ltd.(a)	803,602	1,389,635
Regis Resources Ltd.	648,559	1,978,626
Reliance Worldwide Corp., Ltd.(a)	687,080	1,951,251
Sandfire Resources NL	302,073	1,269,807
SG Fleet Group Ltd.	642,499	1,169,760
Sigma Healthcare Ltd.	3,077,662	1,254,797
Sims Metal Management Ltd.(a)	384,895	2,886,896
SmartGroup Corp., Ltd.	258,573	1,261,442
Southern Cross Media Group Ltd.	2,309,793	1,347,646
Spark Infrastructure Group	3,943,255	5,793,295
St Barbara Ltd.	850,410	1,626,005
Steadfast Group Ltd.	792,167	1,937,852
Super Retail Group Ltd.(a)	397,970	2,831,101
Tassal Group Ltd.	143,138	418,575
Technology One Ltd.	192,572	1,122,205

Total Australia		161,600,348

Austria - 1.3%
EVN AG	177,505	3,447,012
Oesterreichische Post AG	151,444	5,779,858
Palfinger AG	20,906	686,409
Porr AG(a)	72,803	1,261,777
S IMMO AG	71,350	1,786,015
UNIQA Insurance Group AG	666,253	6,801,865
Wienerberger AG	102,436	3,037,887

Total Austria		22,800,823

Belgium - 1.3%
Bekaert S.A.(a)	69,674	2,072,539
bpost S.A.	868,878	10,045,746
D’ieteren S.A./N.V.	60,709	4,265,929
Econocom Group S.A./N.V.(a)	369,552	1,008,847
Euronav N.V.	140,322	1,729,475
Greenyard N.V.*(a)	115,237	610,548
Ontex Group N.V.(a)	88,601	1,864,773
Orange Belgium S.A.	72,460	1,683,662

Total Belgium		23,281,519

China - 2.1%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	603,000	910,095
China Agri-Industries Holdings Ltd.	4,543,900	2,408,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2019

Investments	Shares	Value
China Overseas Grand Oceans Group Ltd.	5,433,900	$3,758,916
China Power International Development Ltd.	22,932,800	4,915,139
China South City Holdings Ltd.	14,132,200	1,795,590
China Traditional Chinese Medicine Holdings Co., Ltd.	5,957,900	2,875,036
CITIC Telecom International Holdings Ltd.	8,234,822	3,001,475
CPMC Holdings Ltd.(a)	1,621,009	707,337
Dah Chong Hong Holdings Ltd.	6,895,600	3,256,732
Genertec Universal Medical Group Co., Ltd.(b)	2,762,700	2,091,934
Guotai Junan International Holdings Ltd.(a)	12,258,000	2,171,005
Hua Hong Semiconductor Ltd.(a)(b)	929,600	2,114,083
Poly Property Group Co., Ltd.	6,129,600	2,540,954
Shougang Fushan Resources Group Ltd.	14,080,000	3,035,807
Xiwang Special Steel Co., Ltd.	9,478,500	596,071

Total China		36,178,643

Denmark - 1.3%
Alm Brand A/S	305,559	2,715,009
DFDS A/S(a)	36,584	1,786,060
FLSmidth & Co. A/S	70,929	2,827,784
Matas A/S	150,709	1,247,419
Ringkjoebing Landbobank A/S	31,129	2,403,531
Scandinavian Tobacco Group A/S Class A(b)	257,203	3,139,213
Schouw & Co. A/S	24,270	2,041,640
Spar Nord Bank A/S	288,074	2,799,818
Sydbank A/S	167,261	3,512,556

Total Denmark		22,473,030

Finland - 2.7%
Aktia Bank Oyj	171,628	1,799,373
Cargotec Oyj Class B	75,269	2,554,960
Citycon Oyj(a)	427,237	4,491,204
Cramo Oyj	85,402	1,269,236
Finnair Oyj	177,642	1,172,490
Fiskars Oyj Abp(a)	50,381	636,783
Kemira Oyj	226,466	3,370,798
Konecranes Oyj	111,282	3,422,643
Lassila & Tikanoja Oyj	93,696	1,655,434
Metsa Board Oyj	719,924	4,844,645
Oriola Oyj Class B	133,618	303,722
Outokumpu Oyj(a)	784,819	2,471,971
Raisio Oyj Class V	272,172	1,038,744
Sanoma Oyj	294,058	3,117,605
Terveystalo Oyj*(b)	112,016	1,405,750
TietoEVRY Oyj	202,064	6,287,360
Tokmanni Group Corp.	172,380	2,441,925
Uponor Oyj	168,506	2,203,573
YIT Oyj(a)	428,963	2,869,804

Total Finland		47,358,020

France - 3.1%
Beneteau S.A.	84,051	1,021,780
Coface S.A.	467,438	5,755,947
Derichebourg S.A.	286,208	1,172,630
Elior Group S.A.(b)	215,592	3,170,225
Europcar Mobility Group(a)(b)	165,187	803,620
Interparfums S.A.	27,004	1,121,543
IPSOS	67,200	2,183,755
Jacquet Metal Service S.A.(a)	49,190	851,427
Kaufman & Broad S.A.	57,647	2,394,223
Maisons du Monde S.A.(b)	49,990	727,795
Manitou BF S.A.	57,515	1,384,824
Metropole Television S.A.	260,504	4,906,734
Nexans S.A.	15,608	761,944
Nexity S.A.	124,472	6,256,651
Quadient	50,221	1,216,530
Rallye S.A.	117,524	1,335,037
Rothschild & Co.	89,499	2,571,842
Sopra Steria Group	16,690	2,688,403
SPIE S.A.	202,974	4,137,542
Tarkett S.A.	75,866	1,226,298
Television Francaise 1	320,350	2,660,986
Trigano S.A.	18,676	1,972,694
Vicat S.A.	54,943	2,488,525

Total France		52,810,955

Georgia - 0.1%
Bank of Georgia Group PLC	89,692	1,930,817

Germany - 4.9%
Aareal Bank AG	171,798	5,833,506
alstria office REIT-AG	230,821	4,339,866
AURELIUS Equity Opportunities SE & Co. KGaA	46,164	2,020,944
Aurubis AG	66,048	4,056,878
BayWa AG	62,827	1,992,283
Bilfinger SE	63,765	2,475,104
Borussia Dortmund GmbH & Co. KGaA	15,903	157,090
CropEnergies AG	162,512	2,002,968
Dermapharm Holding SE	55,273	2,466,246
Deutsche Pfandbriefbank AG(b)	419,617	6,858,049
Deutz AG	64,982	406,288
DIC Asset AG	135,966	2,426,686
Duerr AG	82,158	2,801,714
Elmos Semiconductor AG	16,238	519,474
Encavis AG	235,023	2,477,206
Freenet AG	404,466	9,280,023
Gerresheimer AG	22,201	1,719,522
Hamburger Hafen und Logistik AG	75,121	2,069,293
Indus Holding AG	47,865	2,087,350
Jenoptik AG	22,005	629,371
Kloeckner & Co. SE	272,476	1,920,764
Krones AG	30,920	2,342,769
MLP SE	225,598	1,418,108
NORMA Group SE	43,284	1,846,278
PATRIZIA AG	59,226	1,320,316
Pfeiffer Vacuum Technology AG	9,512	1,697,677
Salzgitter AG	59,322	1,315,797
Siltronic AG	87,961	8,858,610
Software AG	57,914	2,021,762
Takkt AG	114,441	1,616,026
Wacker Neuson SE	77,873	1,490,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2019

Investments	Shares	Value
Wuestenrot & Wuerttembergische AG	108,706	$2,362,354

Total Germany		84,830,703

Hong Kong - 0.5%
Dah Sing Banking Group Ltd.	1,490,400	1,993,117
Dah Sing Financial Holdings Ltd.	500,229	1,970,922
Hongkong & Shanghai Hotels Ltd. (The)	1,309,370	1,403,172
Kowloon Development Co., Ltd.	1,184,000	1,484,597
Lai Sun Development Co., Ltd.	306,900	406,480
Television Broadcasts Ltd.	1,269,900	1,994,863

Total Hong Kong		9,253,151

Ireland - 0.7%
C&C Group PLC(a)	421,905	2,272,006
Grafton Group PLC	219,250	2,518,215
Greencore Group PLC	610,202	2,165,611
Hibernia REIT PLC	813,851	1,288,102
Hostelworld Group PLC(b)	348,293	576,752
Irish Continental Group PLC	213,768	1,161,380
Origin Enterprises PLC	167,416	697,199
UDG Healthcare PLC	168,091	1,794,790

Total Ireland		12,474,055

Israel - 2.4%
Ashtrom Group Ltd.	222,773	3,335,145
Delek Automotive Systems Ltd.	286,252	1,839,007
Delek Group Ltd.	29,823	4,532,163
Electra Consumer Products 1970 Ltd.	12,876	238,023
First International Bank of Israel Ltd.	167,983	4,858,084
Fox Wizel Ltd.	24,847	1,131,567
Gazit-Globe Ltd.	431,470	4,774,402
Gilat Satellite Networks Ltd.	128,119	1,013,379
Harel Insurance Investments & Financial Services Ltd.	361,374	2,819,638
Inrom Construction Industries Ltd.	494,607	2,146,543
Matrix IT Ltd.	94,114	1,893,997
Maytronics Ltd.	77,938	650,992
Mehadrin Ltd.*	1	36
Menora Mivtachim Holdings Ltd.	28,538	417,164
Naphtha Israel Petroleum Corp., Ltd.	243,769	1,456,686
Paz Oil Co., Ltd.	23,800	3,368,796
Phoenix Holdings Ltd. (The)	647,015	3,911,312
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	19,040	1,094,772
Shapir Engineering and Industry Ltd.	176,770	1,078,839
Shufersal Ltd.	233,015	1,482,823

Total Israel		42,043,368

Italy - 4.0%
Anima Holding SpA(b)	912,530	4,713,895
Ascopiave SpA	392,562	1,681,082
ASTM SpA	68,785	2,081,612
Autogrill SpA	242,508	2,539,767
Azimut Holding SpA	380,225	9,082,354
Banca Farmafactoring SpA(b)	752,165	4,508,588
Banca IFIS SpA	180,638	2,838,725
Banca Popolare di Sondrio SCPA	611,967	1,448,054
BPER Banca	643,519	3,238,294
Brunello Cucinelli SpA	27,582	977,122
Cementir Holding N.V.	184,156	1,389,952
Cerved Group SpA	290,135	2,831,756
CIR-Compagnie Industriali Riunite SpA	1,127,194	1,376,619
Credito Emiliano SpA	572,807	3,337,043
Datalogic SpA(a)	55,566	1,052,229
doValue SpA(b)	126,400	1,745,172
El.En. SpA	15,724	583,162
Fincantieri SpA(a)	431,876	446,483
Gamenet Group SpA(b)	85,850	1,252,766
Immobiliare Grande Distribuzione SIIQ SpA	333,053	2,317,881
La Doria SpA	67,938	711,509
Maire Tecnimont SpA(a)	568,236	1,578,028
MARR SpA	70,115	1,601,627
Piaggio & C. SpA	527,795	1,628,052
RAI Way SpA(b)	314,610	2,164,807
Rizzoli Corriere Della Sera Mediagroup SpA	1,296,645	1,467,127
Saras SpA	2,076,893	3,343,101
Societa Cattolica di Assicurazioni SC	316,367	2,581,736
Technogym SpA(b)	137,999	1,795,335
Tod’s SpA(a)	26,518	1,226,973
Zignago Vetro SpA	130,975	1,867,146

Total Italy		69,407,997

Japan - 26.1%
Achilles Corp.	49,200	823,056
ADEKA Corp.	107,201	1,633,539
Aeon Hokkaido Corp.	96,900	707,078
Ahresty Corp.	123,800	637,939
Ai Holdings Corp.	35,900	643,177
Aica Kogyo Co., Ltd.	62,200	2,074,764
Akatsuki, Inc.(a)	9,500	511,387
Amano Corp.	48,400	1,485,291
Amuse, Inc.	27,600	764,444
AOI TYO Holdings, Inc.(a)	81,600	539,870
AOKI Holdings, Inc.	209,400	2,179,263
Aoyama Trading Co., Ltd.	101,401	1,434,123
Arakawa Chemical Industries Ltd.	63,500	960,607
Ariake Japan Co., Ltd.	12,800	957,571
Artnature, Inc.	166,900	1,283,905
Asahi Holdings, Inc.	52,600	1,309,736
Asahi Yukizai Corp.	46,800	769,557
Asia Pile Holdings Corp.	117,000	652,422
Asics Corp.(a)	107,600	1,798,036
Ateam, Inc.	51,500	520,331
Autobacs Seven Co., Ltd.	118,003	1,867,634
Axial Retailing, Inc.	17,300	606,515
Baroque Japan Ltd.(a)	92,500	829,883
BayCurrent Consulting, Inc.	12,000	616,149
Benesse Holdings, Inc.	75,000	1,983,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2019

Investments	Shares	Value
Bic Camera, Inc.	162,200	$1,859,684
BML, Inc.	25,800	746,639
Broadleaf Co., Ltd.(a)	120,300	738,349
Cawachi Ltd.	26,700	543,705
Chubu Shiryo Co., Ltd.	71,200	1,060,056
Chugoku Bank Ltd. (The)	168,300	1,726,749
Citizen Watch Co., Ltd.	271,907	1,493,706
Cleanup Corp.	153,000	1,008,033
CMK Corp.	75,800	470,110
Cocokara fine, Inc.	9,300	542,553
Computer Engineering & Consulting Ltd.	19,500	369,634
Comture Corp.(a)	27,600	596,825
CONEXIO Corp.	48,100	718,789
Cosmo Energy Holdings Co., Ltd.	76,000	1,758,822
Credit Saison Co., Ltd.	195,900	3,426,785
Dai Nippon Toryo Co., Ltd.	93,500	1,012,648
Daido Metal Co., Ltd.	107,800	756,857
Daido Steel Co., Ltd.	47,091	2,082,100
Daiichikosho Co., Ltd.	42,900	2,261,946
Daiken Medical Co., Ltd.	115,700	709,052
Daikoku Denki Co., Ltd.(a)	72,200	1,091,554
Daishi Hokuetsu Financial Group, Inc.	53,840	1,511,038
Daitron Co., Ltd.(a)	35,500	622,618
Denka Co., Ltd.	86,000	2,587,716
Dexerials Corp.	80,400	816,022
DIC Corp.(a)	102,800	2,870,927
Digital Arts, Inc.	5,900	302,940
Digital Garage, Inc.	21,400	902,866
DKS Co., Ltd.	11,300	458,551
DMG Mori Co., Ltd.(a)	131,200	2,040,285
Dowa Holdings Co., Ltd.	58,500	2,193,582
DyDo Group Holdings, Inc.(a)	22,700	961,891
Ebara Corp.	72,000	2,202,899
Eiken Chemical Co., Ltd.	34,800	648,767
Elecom Co., Ltd.	20,200	821,569
Elematec Corp.	72,200	767,343
EM Systems Co., Ltd.	61,000	548,397
Enplas Corp.	16,600	547,605
ESPEC Corp.	24,200	501,035
Exedy Corp.	59,570	1,362,148
Feed One Co., Ltd.	484,300	833,348
Ferrotec Holdings Corp.	96,700	822,184
Financial Products Group Co., Ltd.	163,500	1,584,224
First Juken Co., Ltd.	87,300	1,023,420
FJ Next Co., Ltd.(a)	64,000	675,482
France Bed Holdings Co., Ltd.	107,700	958,324
FTGroup Co., Ltd.(a)	35,300	463,845
Fudo Tetra Corp.	16,720	265,089
Fuji Corp., Ltd.	144,100	936,136
Fuji Oil Holdings, Inc.(a)	46,600	1,258,961
Fuji Pharma Co., Ltd.	62,700	771,959
Fuji Soft, Inc.	16,100	625,185
Fujibo Holdings, Inc.	40,200	1,309,482
Fujicco Co., Ltd.	49,500	889,110
Fujimi, Inc.	28,841	820,048
Fujitec Co., Ltd.	116,200	1,902,184
Fukui Computer Holdings, Inc.	20,600	672,924
Furukawa Electric Co., Ltd.	61,100	1,585,480
Furuno Electric Co., Ltd.	31,600	393,128
Furyu Corp.	92,300	912,171
Futaba Industrial Co., Ltd.	109,000	772,303
Future Corp.	26,500	442,581
Fuyo General Lease Co., Ltd.	35,700	2,421,063
Gakujo Co., Ltd.	49,400	1,043,684
GLOBERIDE, Inc.(a)	12,700	318,683
Glory Ltd.	63,377	1,930,323
Grandy House Corp.	212,500	971,820
GS Yuasa Corp.	84,600	1,841,077
Gunma Bank Ltd. (The)	516,900	1,835,964
H-One Co., Ltd.(a)	71,600	558,042
H2O Retailing Corp.	165,500	1,868,585
Hachijuni Bank Ltd. (The)	492,400	2,165,790
Hakuto Co., Ltd.	66,100	828,417
Hanwa Co., Ltd.	71,000	1,879,614
Harima Chemicals Group, Inc.	76,900	850,553
Hazama Ando Corp.	232,400	2,035,839
Heiwa Corp.	90,219	1,897,774
Heiwado Co., Ltd.	32,700	622,857
Hinokiya Group Co., Ltd.	23,800	475,672
Hioki EE Corp.	10,900	381,136
Hiroshima Bank Ltd. (The)	392,500	1,935,864
Hochiki Corp.	55,900	905,819
Hogy Medical Co., Ltd.	28,000	922,383
Hokuhoku Financial Group, Inc.	172,700	1,830,692
Hokuto Corp.	64,200	1,168,508
Honeys Holdings Co., Ltd.	92,200	1,522,032
Horiba Ltd.	28,000	1,888,567
Ibiden Co., Ltd.	62,900	1,507,748
Ichibanya Co., Ltd.	12,600	667,826
Ichikoh Industries Ltd.	64,000	446,984
Ichinen Holdings Co., Ltd.	43,000	635,059
Imasen Electric Industrial	107,800	968,142
Inaba Denki Sangyo Co., Ltd.	73,600	1,882,751
Inageya Co., Ltd.(a)	43,100	594,496
Ines Corp.	64,200	808,149
Infocom Corp.	20,800	513,899
Infomart Corp.(a)	46,600	422,369
Information Services International-Dentsu Ltd.(a)	22,100	880,543
Innotech Corp.	50,100	519,095
Intage Holdings, Inc.	88,400	759,748
IR Japan Holdings Ltd.	15,000	670,117
Iriso Electronics Co., Ltd.	12,200	543,345
Iseki & Co., Ltd.	54,500	837,999
Itfor, Inc.	69,700	583,639
Itochu Enex Co., Ltd.	218,801	1,858,324
Itoham Yonekyu Holdings, Inc.	239,800	1,555,638
Itoki Corp.	186,400	921,066
Iwaki Co., Ltd.	46,500	529,289
Iyo Bank Ltd. (The)	316,000	1,802,807
Japan Cash Machine Co., Ltd.(a)	38,900	322,511
Japan Lifeline Co., Ltd.(a)	45,500	625,089
Japan Meat Co., Ltd.	25,700	535,875
Japan Steel Works Ltd. (The)	78,300	1,554,112
Japan Transcity Corp.(a)	186,700	946,599
JBCC Holdings, Inc.	39,300	679,139
Jeol Ltd.	23,100	706,763
JVCKenwood Corp.	276,600	697,386
K’s Holdings Corp.	192,402	2,533,492
Kaga Electronics Co., Ltd.	44,400	1,030,382
Kagome Co., Ltd.(a)	68,300	1,645,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2019

Investments	Shares	Value
Kaken Pharmaceutical Co., Ltd.	44,600	$2,478,804
Kameda Seika Co., Ltd.	19,900	912,827
Kandenko Co., Ltd.	219,800	2,121,649
Kaneka Corp.	56,200	1,820,327
Kanematsu Corp.	156,100	2,115,807
Kansai Mirai Financial Group, Inc.	330,000	2,143,823
Kasai Kogyo Co., Ltd.	126,000	997,101
Kato Sangyo Co., Ltd.	23,000	764,021
Ki-Star Real Estate Co., Ltd.(a)	51,000	1,006,625
King Jim Co., Ltd.(a)	141,300	1,135,081
Koa Corp.(a)	40,300	506,925
Koatsu Gas Kogyo Co., Ltd.	113,300	926,834
Kobe Steel Ltd.	329,200	1,784,208
Koei Tecmo Holdings Co., Ltd.	94,700	2,486,120
Kokusai Pulp & Paper Co., Ltd.(a)	312,100	858,688
Kokuyo Co., Ltd.(a)	104,400	1,569,723
Kondotec, Inc.	106,200	1,115,992
Kotobuki Spirits Co., Ltd.	12,100	896,296
Kumagai Gumi Co., Ltd.	50,900	1,559,669
Kurabo Industries Ltd.	51,895	1,213,390
Kusuri no Aoki Holdings Co., Ltd.	3,900	245,466
Kyokuyo Co., Ltd.	36,300	960,317
KYORIN Holdings, Inc.	91,490	1,607,126
Kyosan Electric Manufacturing Co., Ltd.(a)	145,700	839,275
Kyowa Exeo Corp.	95,400	2,429,002
Kyudenko Corp.	67,800	2,018,247
Kyushu Financial Group, Inc.	439,300	1,907,979
LAC Co., Ltd.(a)	23,100	240,406
LEC, Inc.	43,000	526,644
Life Corp.	27,000	645,466
LIFULL Co., Ltd.(a)	67,800	346,253
Link And Motivation, Inc.(a)	77,100	451,213
Lintec Corp.	88,530	1,990,958
Mabuchi Motor Co., Ltd.(a)	75,400	2,879,319
Maeda Corp.	103,700	1,020,063
Maeda Road Construction Co., Ltd.	102,600	2,524,522
Mani, Inc.	39,100	1,126,138
Marubun Corp.	89,200	526,951
Marudai Food Co., Ltd.	53,700	1,125,143
Maruha Nichiro Corp.	32,200	828,148
Marusan Securities Co., Ltd.(a)	268,300	1,204,789
Maruwa Co., Ltd.	9,500	742,167
Marvelous, Inc.(a)	108,500	726,828
Matsui Securities Co., Ltd.(a)	550,740	4,388,690
Max Co., Ltd.	36,847	743,891
Maxell Holdings Ltd.	31,500	428,116
MCJ Co., Ltd.	80,400	617,750
Meiko Electronics Co., Ltd.	28,600	647,925
Meiko Network Japan Co., Ltd.(a)	109,400	1,039,891
Meitec Corp.	34,100	1,929,745
Meiwa Estate Co., Ltd.	184,300	1,081,973
Menicon Co., Ltd.	19,500	821,808
Micronics Japan Co., Ltd.(a)	53,500	604,536
Mimasu Semiconductor Industry Co., Ltd.	59,600	1,205,985
Ministop Co., Ltd.(a)	39,600	534,923
Miraca Holdings, Inc.	65,400	1,614,614
Miroku Jyoho Service Co., Ltd.	16,400	496,490
Mitsuba Corp.	96,100	659,679
Mitsubishi Logistics Corp.	54,200	1,419,898
Mitsubishi Research Institute, Inc.	19,100	760,133
Mitsui Mining & Smelting Co., Ltd.	45,264	1,217,869
Mitsui OSK Lines Ltd.	73,100	2,034,760
Mixi, Inc.	96,400	1,836,190
Mizuho Leasing Co., Ltd.	57,100	1,799,563
Morito Co., Ltd.	125,500	903,069
Morningstar Japan K.K.	282,060	1,064,133
MOS Food Services, Inc.	18,900	524,348
MTI Ltd.	76,200	501,339
Musashino Bank Ltd. (The)	31,445	545,423
NAC Co., Ltd.(a)	100,300	936,779
Nagaileben Co., Ltd.	41,600	918,703
Nagase & Co., Ltd.	120,500	1,807,361
Nakabayashi Co., Ltd.	189,800	1,088,064
Nakanishi, Inc.	47,400	908,091
NEC Networks & System Integration Corp.	40,401	1,438,711
NHK Spring Co., Ltd.	191,900	1,756,986
Nichias Corp.	96,300	2,467,867
Nichiban Co., Ltd.	27,700	475,112
Nichiha Corp.	16,501	407,533
NichiiGakkan Co., Ltd.	52,300	795,509
Nifco, Inc.	73,600	2,031,746
Nihon Chouzai Co., Ltd.	11,400	400,193
Nihon Flush Co., Ltd.	18,600	508,494
Nihon House Holdings Co., Ltd.(a)	185,700	847,547
Nihon Parkerizing Co., Ltd.	55,601	601,673
Nihon Tokushu Toryo Co., Ltd.(a)	47,000	653,048
Nikkiso Co., Ltd.	42,900	568,842
Nikkon Holdings Co., Ltd.	71,200	1,799,082
Nippo Corp.	85,900	1,860,673
Nippon Air Conditioning Services Co., Ltd.	153,200	1,202,481
Nippon Chemical Industrial Co., Ltd.(a)	22,900	664,822
Nippon Electric Glass Co., Ltd.(a)	77,500	1,740,764
Nippon Kayaku Co., Ltd.	139,799	1,743,066
Nippon Light Metal Holdings Co., Ltd.	792,100	1,720,134
Nippon Paper Industries Co., Ltd.	42,438	721,651
Nippon Pillar Packing Co., Ltd.	91,600	1,280,335
Nippon Piston Ring Co., Ltd.	47,700	704,033
Nippon Shokubai Co., Ltd.	26,800	1,674,461
Nippon Signal Co., Ltd.	52,400	704,453
Nippon Steel Trading Corp.	54,873	2,671,067
Nipro Corp.(a)	121,991	1,476,128
Nishi-Nippon Financial Holdings, Inc.	211,700	1,669,445
Nishimatsu Construction Co., Ltd.	93,900	2,134,189
Nissei Plastic Industrial Co., Ltd.	109,700	1,014,479
Nissha Co., Ltd.	45,100	465,214
Nisshin Fudosan Co.	223,400	1,128,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2019

Investments	Shares	Value
Nisshinbo Holdings, Inc.	226,192	$2,175,023
Nissin Electric Co., Ltd.	73,300	914,606
Nisso Corp.	26,100	268,986
Noevir Holdings Co., Ltd.	28,500	1,534,161
Nohmi Bosai Ltd.	26,200	592,589
NOK Corp.	146,400	2,210,650
North Pacific Bank Ltd.	620,200	1,398,196
NS Tool Co., Ltd.(a)	38,500	951,562
NTN Corp.	800,800	2,542,222
Ohara, Inc.	22,000	296,977
Oki Electric Industry Co., Ltd.	77,400	1,081,855
OKUMA Corp.	32,300	1,723,856
Okumura Corp.	67,600	1,872,335
Okuwa Co., Ltd.	46,800	630,460
Open House Co., Ltd.	69,800	2,010,343
Optex Group Co., Ltd.(a)	29,700	452,298
Osaka Organic Chemical Industry Ltd.	94,200	1,389,488
Osaki Electric Co., Ltd.	86,300	547,937
OSG Corp.	87,300	1,678,923
Pasona Group, Inc.	39,900	585,971
Penta-Ocean Construction Co., Ltd.	325,000	2,024,615
Pepper Food Service Co., Ltd.(a)	27,300	316,271
Qol Holdings Co., Ltd.	26,200	368,861
Quick Co., Ltd.	47,300	723,809
Resorttrust, Inc.	115,000	1,962,963
Restar Holdings Corp.	30,200	564,122
Riken Keiki Co., Ltd.	27,400	596,282
Riken Technos Corp.(a)	214,900	1,063,871
Riso Kagaku Corp.	42,500	755,164
Rock Field Co., Ltd.(a)	72,000	1,013,665
Roland DG Corp.(a)	26,400	529,579
Ryoden Corp.	44,700	683,199
Ryosan Co., Ltd.	36,286	943,586
S Foods, Inc.	25,400	666,348
Saizeriya Co., Ltd.	8,701	213,212
Sakai Chemical Industry Co., Ltd.	33,000	760,055
Sakata Seed Corp.(a)	34,700	1,170,237
San-A Co., Ltd.	14,500	649,114
San-In Godo Bank Ltd. (The)	218,887	1,349,476
Sanei Architecture Planning Co., Ltd.(a)	51,500	780,497
Sanken Electric Co., Ltd.	23,800	734,750
Sanoh Industrial Co., Ltd.(a)	131,800	1,536,605
Sanshin Electronics Co., Ltd.	34,900	574,842
Sanwa Holdings Corp.	216,600	2,449,518
Satori Electric Co., Ltd.(a)	50,200	443,913
Sawai Pharmaceutical Co., Ltd.	31,700	2,018,532
SCREEN Holdings Co., Ltd.(a)	31,900	2,198,583
Seika Corp.	89,400	1,108,914
Seino Holdings Co., Ltd.	137,400	1,867,401
Senko Group Holdings Co., Ltd.	166,900	1,432,875
Senshu Ikeda Holdings, Inc.	608,600	1,164,838
SFP Holdings Co., Ltd.	54,800	1,203,154
Shibaura Mechatronics Corp.	15,900	585,963
Shikoku Electric Power Co., Inc.	201,300	1,996,792
Shindengen Electric Manufacturing Co., Ltd.	23,800	832,206
Shinmaywa Industries Ltd.	117,000	1,594,451
Shoei Foods Corp.	9,400	351,176
Showa Sangyo Co., Ltd.	40,200	1,154,120
Siix Corp.(a)	42,900	601,212
SKY Perfect JSAT Holdings, Inc.	510,100	2,276,499
Sogo Medical Holdings Co., Ltd.	23,900	442,703
Solasto Corp.(a)	65,000	767,380
Sotetsu Holdings, Inc.	62,600	1,707,927
Space Co., Ltd.	93,700	1,101,034
Space Value Holdings Co., Ltd.	102,300	505,499
Sprix Ltd.(a)	26,600	281,971
SRA Holdings	32,800	811,889
ST Corp.	32,600	516,860
Star Mica Holdings Co., Ltd.(a)	23,800	383,253
Stella Chemifa Corp.	18,600	551,111
Sumida Corp.(a)	28,200	334,222
Sumitomo Forestry Co., Ltd.	168,800	2,508,507
Sumitomo Osaka Cement Co., Ltd.	35,100	1,542,236
Sun-Wa Technos Corp.	76,400	797,920
Systena Corp.	32,100	524,588
T-Gaia Corp.	102,800	2,510,524
T. RAD Co., Ltd.	43,000	812,717
Tachi-S Co., Ltd.	67,800	894,642
Tachibana Eletech Co., Ltd.	38,600	661,359
Taiho Kogyo Co., Ltd.	104,500	838,500
Takara & Co. Ltd.	61,800	984,933
Takara Bio, Inc.	45,800	866,902
Takasago Thermal Engineering Co., Ltd.	99,301	1,790,936
Takashimaya Co., Ltd.	156,100	1,763,890
Tamura Corp.	88,500	582,264
TDC Soft, Inc.(a)	87,400	868,571
TechMatrix Corp.	17,900	387,072
TechnoPro Holdings, Inc.	24,200	1,703,520
THK Co., Ltd.(a)	125,300	3,422,042
Toa Corp.	51,500	545,921
Toda Corp.	370,900	2,477,786
Toho Bank Ltd. (The)	198,972	499,833
Tokai Carbon Co., Ltd.(a)	117,100	1,179,890
Tokai Corp.	32,800	851,427
Tokai Rika Co., Ltd.	95,922	1,895,050
Tokai Tokyo Financial Holdings, Inc.	534,800	1,609,198
Tokyo Electron Device Ltd.	29,600	742,758
Tokyo Ohka Kogyo Co., Ltd.	36,200	1,425,682
Tokyo Seimitsu Co., Ltd.	53,500	2,097,170
Tokyo Tatemono Co., Ltd.(a)	188,200	2,959,593
Topcon Corp.	55,500	726,722
Torishima Pump Manufacturing Co., Ltd.	112,900	956,806
Tow Co., Ltd.(a)	101,000	873,614
Toyo Ink SC Holdings Co., Ltd.(a)	73,300	1,798,860
Toyo Kanetsu K.K.	51,200	1,132,124
Toyo Tire Corp.(a)	94,500	1,369,565
Toyoda Gosei Co., Ltd.	98,400	2,485,466
Toyota Boshoku Corp.	176,900	2,873,048
Transcosmos, Inc.	28,300	772,895
TS Tech Co., Ltd.	58,100	1,831,079
Tsubakimoto Chain Co.	52,700	1,874,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2019

Investments	Shares	Value
Tsukui Corp.	100,500	$547,467
Tsumura & Co.	62,001	1,831,361
Ube Industries Ltd.	108,900	2,383,925
Uchida Yoko Co., Ltd.	22,800	1,571,401
Ulvac, Inc.	38,500	1,539,291
UMC Electronics Co., Ltd.(a)	23,800	98,770
Uniden Holdings Corp.	33,100	589,663
United Super Markets Holdings, Inc.(a)	66,700	589,820
UNITED, Inc.(a)	31,800	405,858
Universal Entertainment Corp.	33,200	1,134,925
Unizo Holdings Co., Ltd.	34,600	1,630,108
V Technology Co., Ltd.(a)	14,800	758,555
Vital KSK Holdings, Inc.	107,400	1,036,693
Wacoal Holdings Corp.	68,568	1,853,087
Wacom Co., Ltd.	113,800	465,986
Warabeya Nichiyo Holdings Co., Ltd.	52,200	837,217
Weathernews, Inc.	33,300	1,075,528
Wellnet Corp.	73,900	505,927
West Holdings Corp.	40,600	681,804
WIN-Partners Co., Ltd.	56,200	741,059
World Holdings Co., Ltd.(a)	36,300	647,003
Wowow, Inc.	28,800	732,754
YAMADA Consulting Group Co., Ltd.(a)	24,300	362,460
Yamaguchi Financial Group, Inc.	259,300	1,775,194
Yamaichi Electronics Co., Ltd.(a)	57,300	902,669
Yamatane Corp.	37,300	558,771
Yaoko Co., Ltd.	15,600	800,994
Yokohama Reito Co., Ltd.(a)	62,900	578,790
Yorozu Corp.	57,400	775,897
Yuasa Trading Co., Ltd.	25,548	866,293
Yushin Precision Equipment Co., Ltd.	70,700	661,623
Zeon Corp.	127,800	1,606,393

Total Japan		452,683,661

Morocco - 0.1%
Vivo Energy PLC(b)	583,821	955,944

Netherlands - 1.9%
Arcadis N.V.	100,789	2,350,958
BE Semiconductor Industries N.V.	220,562	8,531,632
Brunel International N.V.(a)	23,429	236,954
Corbion N.V.	44,111	1,392,350
ForFarmers N.V.(a)	169,059	1,089,272
Intertrust N.V.(b)	120,318	2,337,835
Koninklijke BAM Groep N.V.(a)	445,153	1,342,151
Koninklijke Volkerwessels N.V.	172,234	4,243,650
Ordina N.V.	315,663	721,065
PostNL N.V.(a)	2,097,568	4,737,292
Sligro Food Group N.V.(a)	50,499	1,360,443
TKH Group N.V. CVA	43,728	2,449,324
Van Lanschot Kempen N.V.	98,183	2,209,718

Total Netherlands		33,002,644

New Zealand - 2.8%
Air New Zealand Ltd.	3,647,881	7,210,856
Chorus Ltd.	742,820	3,097,067
EBOS Group Ltd.	177,014	2,895,995
Freightways Ltd.	282,558	1,620,336
Genesis Energy Ltd.	2,447,847	4,995,606
Heartland Group Holdings Ltd.(a)	1,478,457	1,845,266
Infratil Ltd.	1,086,516	3,694,411
Kathmandu Holdings Ltd.(a)	788,548	1,776,860
Kiwi Property Group Ltd.	2,957,739	3,112,884
Mainfreight Ltd.	68,499	1,964,046
New Zealand King Salmon Investments Ltd.	301,830	417,441
New Zealand Refining Co., Ltd. (The)	362,698	460,025
Port of Tauranga Ltd.(a)	553,625	2,969,350
Scales Corp., Ltd.(a)	196,834	665,298
SKYCITY Entertainment Group Ltd.	1,799,317	4,819,220
Tourism Holdings Ltd.	394,348	917,862
Trustpower Ltd.	494,218	2,477,342
Z Energy Ltd.	1,166,359	3,462,290

Total New Zealand		48,402,155

Norway - 3.1%
AF Gruppen ASA(a)	130,492	2,613,612
Atea ASA*	195,752	2,864,783
Austevoll Seafood ASA	294,724	3,020,256
Borregaard ASA	105,743	1,143,194
DNO ASA	1,195,036	1,573,471
Elkem ASA(b)	2,392,835	6,742,298
Entra ASA(b)	243,558	4,018,972
Europris ASA(b)	531,466	2,086,600
Fjordkraft Holding ASA(b)	298,733	1,971,768
Grieg Seafood ASA	133,613	2,133,295
Kitron ASA	596,504	746,708
Kongsberg Gruppen ASA	169,215	2,657,434
Kvaerner ASA	1,158,841	1,466,470
Ocean Yield ASA(a)	561,574	3,067,558
Selvaag Bolig ASA	262,609	2,211,494
SpareBank 1 Nord Norge	266,707	2,382,586
SpareBank 1 SMN	282,094	3,216,667
TGS Nopec Geophysical Co. ASA	147,288	4,476,987
Veidekke ASA	287,506	3,909,843
Wallenius Wilhelmsen ASA(a)	372,668	925,383
XXL ASA*(a)(b)	497,832	948,947

Total Norway		54,178,326

Portugal - 1.3%
Altri, SGPS, S.A.(a)	367,474	2,342,940
Corticeira Amorim, SGPS, S.A.(a)	144,678	1,835,131
Navigator Co. S.A. (The)(a)	2,053,696	8,271,319
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,512,451	4,617,813
Semapa-Sociedade de Investimento e Gestao	134,794	2,075,921
Sonae, SGPS, S.A.	3,011,947	3,076,627

Total Portugal		22,219,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2019

Investments	Shares	Value
Singapore - 2.9%
Accordia Golf Trust	4,668,271	$2,326,064
AEM Holdings Ltd.	426,600	640,860
Best World International Ltd.†	786,000	787,958
Bukit Sembawang Estates Ltd.	390,200	1,358,075
China Aviation Oil Singapore Corp., Ltd.	1,473,500	1,391,697
Chip Eng Seng Corp., Ltd.	347,960	160,440
CSE Global Ltd.	1,906,800	779,935
First Resources Ltd.	1,388,800	1,962,384
GuocoLand Ltd.	992,600	1,446,842
Hi-P International Ltd.	988,400	1,124,644
Hong Leong Finance Ltd.(a)	1,070,500	2,125,635
Hutchison Port Holdings Trust	22,041,700	3,791,172
Keppel Infrastructure Trust	9,108,182	3,657,768
NetLink NBN Trust	7,832,600	5,504,635
Oxley Holdings Ltd.(a)	6,347,543	1,675,810
Raffles Medical Group Ltd.(a)	1,922,800	1,429,963
Riverstone Holdings Ltd.	1,121,400	771,424
SBS Transit Ltd.	417,982	1,190,549
Sheng Siong Group Ltd.	1,288,000	1,187,759
SIA Engineering Co., Ltd.	1,122,700	2,354,526
Singapore Post Ltd.	3,146,900	2,188,191
StarHub Ltd.	5,553,900	5,865,123
Tuan Sing Holdings Ltd.	200	49
UMS Holdings Ltd.	1,229,459	941,764
Wing Tai Holdings Ltd.	1,426,800	2,143,410
Yanlord Land Group Ltd.	3,907,000	3,515,762

Total Singapore		50,322,439

Spain - 2.6%
Acerinox S.A.	333,669	3,762,287
Applus Services S.A.	11,508	147,262
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	811,839	3,173,108
Bolsas y Mercados Espanoles SHMSF S.A.	237,976	9,183,859
Construcciones y Auxiliar de Ferrocarriles S.A.	31,696	1,458,728
Ence Energia y Celulosa S.A.(a)	596,536	2,457,474
Euskaltel S.A.(b)	230,111	2,316,946
Faes Farma S.A.	371,696	2,086,143
Liberbank S.A.	2,644,690	994,502
Mediaset Espana Comunicacion S.A.	553,597	3,517,194
Melia Hotels International S.A.	234,088	2,065,322
Metrovacesa S.A.(b)	175,636	1,725,074
Prosegur Cia de Seguridad S.A.	664,851	2,746,365
Sacyr S.A.(a)	1,041,212	3,038,776
Unicaja Banco S.A.(b)	2,841,499	3,087,515
Viscofan S.A.	56,322	2,977,729

Total Spain		44,738,284

Sweden - 5.3%
AddTech AB Class B	54,426	1,761,670
AF Poyry AB	101,389	2,367,644
Ahlstrom-Munksjo Oyj(a)	134,778	2,166,448
Atrium Ljungberg AB Class B	166,213	4,012,812
Avanza Bank Holding AB	187,056	1,954,276
Beijer Ref AB	71,806	2,107,914
Betsson AB*	320,419	1,495,121
Bilia AB Class A	237,460	2,696,492
BillerudKorsnas AB(a)	144,959	1,713,452
BioArctic AB(a)(b)	69,580	705,385
BioGaia AB Class B	12,224	554,328
Bonava AB Class B	158,851	1,688,451
Bravida Holding AB(b)	217,391	2,112,125
Clas Ohlson AB Class B(a)	169,673	2,044,548
Cloetta AB Class B	394,681	1,336,537
Coor Service Management Holding AB(b)	185,833	1,635,782
Dios Fastigheter AB	276,672	2,535,876
Dometic Group AB(b)	243,866	2,457,143
Duni AB	13,714	189,279
Dustin Group AB(a)(b)	159,034	1,276,716
Fagerhult AB	266,605	1,694,575
Granges AB	112,052	1,184,434
Hemfosa Fastigheter AB(a)	308,301	3,994,948
Hexpol AB	359,988	3,530,256
HIQ International AB*	14,765	81,545
JM AB(a)	139,838	4,143,879
KNOW IT AB	3,979	88,625
Kungsleden AB	306,206	3,218,728
Loomis AB Class B	84,028	3,481,026
Mycronic AB(a)	85,991	1,700,336
NCC AB Class B(a)	163,160	2,670,225
NetEnt AB*	592,876	1,637,193
Nobia AB	455,590	3,397,074
Nobina AB(b)	242,130	1,667,044
Nolato AB Class B	29,200	1,715,620
Peab AB Class B	532,328	5,331,213
Platzer Fastigheter Holding AB Class B	78,663	924,355
Resurs Holding AB(b)	548,921	3,527,125
Rottneros AB	301,313	366,943
Scandi Standard AB	73,847	586,923
Scandic Hotels Group AB(b)	230,121	2,566,446
SkiStar AB	120,283	1,526,498
Thule Group AB(b)	114,473	2,641,388
Wihlborgs Fastigheter AB	182,067	3,355,025

Total Sweden		91,843,423

Switzerland - 1.7%
Allreal Holding AG Registered Shares*	22,234	4,417,640
Ascom Holding AG Registered Shares	63,553	690,430
Bobst Group S.A. Registered Shares(a)	19,160	1,114,954
Cembra Money Bank AG	49,239	5,389,925
Daetwyler Holding AG Bearer Shares	12,200	2,348,407
EFG International AG*	537,436	3,546,462
Galenica AG*(b)	58,763	3,631,916
Huber + Suhner AG Registered Shares	19,450	1,542,583
Implenia AG Registered Shares(a)	11,120	450,840
Landis+Gyr Group AG*	30,549	3,176,831
Mobilezone Holding AG Registered Shares*	124,350	1,394,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2019

Investments	Shares	Value
Valiant Holding AG Registered Shares	23,400	$2,377,818

Total Switzerland		30,082,385

United Kingdom - 18.1%
A.G. Barr PLC	101,012	776,131
Aggreko PLC	331,236	3,653,491
Arrow Global Group PLC	402,180	1,365,003
Ascential PLC(b)	294,796	1,530,101
Balfour Beatty PLC	713,167	2,469,625
Big Yellow Group PLC	198,637	3,157,734
Bodycote PLC	395,574	4,988,832
Bovis Homes Group PLC	460,346	8,281,677
Brewin Dolphin Holdings PLC	694,370	3,425,585
Card Factory PLC	1,033,841	2,025,611
Central Asia Metals PLC	531,188	1,548,122
Chesnara PLC	295,721	1,237,951
Clarkson PLC	37,068	1,485,452
Close Brothers Group PLC	272,259	5,763,591
CMC Markets PLC(b)	925,999	1,798,368
Coats Group PLC	1,088,143	1,075,373
Computacenter PLC	102,033	2,396,534
Concentric AB	41,083	697,806
Costain Group PLC	57,224	120,837
Countryside Properties PLC(b)	716,459	4,320,438
Cranswick PLC	43,408	1,949,412
Crest Nicholson Holdings PLC	810,683	4,637,329
Daily Mail & General Trust PLC Class A Non-Voting Shares	344,384	3,782,088
Dart Group PLC	49,000	1,099,623
Devro PLC	344,734	814,729
DFS Furniture PLC	408,416	1,563,633
Diploma PLC	100,573	2,696,659
DiscoverIE Group PLC	107,126	808,917
Diversified Gas & Oil PLC	1,630,022	2,299,732
Dixons Carphone PLC	3,375,009	6,447,248
Domino’s Pizza Group PLC	804,243	3,411,480
Drax Group PLC	746,981	3,107,230
Dunelm Group PLC	225,464	3,452,782
Elementis PLC	949,854	2,252,392
EMIS Group PLC	71,965	1,056,319
Empiric Student Property PLC	1,637,955	2,115,635
Equiniti Group PLC(b)	348,619	953,224
Essentra PLC	475,919	2,745,084
Euromoney Institutional Investor PLC	120,894	2,085,210
FDM Group Holdings PLC	127,974	1,752,978
Ferrexpo PLC	638,582	1,344,657
Forterra PLC(b)	379,932	1,743,987
Galliford Try PLC	432,965	4,929,840
Games Workshop Group PLC	29,470	2,383,417
Gamma Communications PLC	21,159	372,804
Genus PLC	16,583	697,714
Go-Ahead Group PLC (The)	87,219	2,551,199
Halfords Group PLC	675,519	1,515,056
Hammerson PLC	2,280,816	9,327,409
Hastings Group Holdings PLC(b)	1,704,625	4,046,700
Hays PLC	3,034,178	7,299,465
Headlam Group PLC	256,908	1,820,814
Hill & Smith Holdings PLC	86,944	1,696,589
Hilton Food Group PLC	19,562	287,136
Hyve Group PLC	293,509	396,603
Ibstock PLC(b)	968,710	4,042,393
IntegraFin Holdings PLC	362,124	2,134,772
iomart Group PLC(a)	200,612	989,959
J D Wetherspoon PLC	3,789	83,474
James Fisher & Sons PLC	17,229	462,189
James Halstead PLC	276,249	1,987,169
John Laing Group PLC(b)	580,184	2,920,677
Jupiter Fund Management PLC	1,210,655	6,569,231
Keller Group PLC	182,934	1,817,565
Marshalls PLC	208,812	2,378,965
Marston’s PLC	2,004,865	3,378,364
McCarthy & Stone PLC(b)	829,328	1,636,993
MJ Gleeson PLC	48,092	608,430
Moneysupermarket.com Group PLC	613,812	2,688,267
Morgan Advanced Materials PLC	625,728	2,627,720
Morgan Sindall Group PLC	100,164	2,149,616
N Brown Group PLC	836,035	1,803,072
Naked Wines PLC(a)	132,868	397,798
National Express Group PLC	688,748	4,284,722
Northgate PLC	279,710	1,152,398
OneSavings Bank PLC	721,304	4,141,345
Pagegroup PLC	612,952	4,246,805
Paragon Banking Group PLC	486,189	3,471,587
PayPoint PLC	159,718	2,141,256
Pets at Home Group PLC	816,463	3,024,181
Pharos Energy PLC	1,602,540	1,108,188
Photo-Me International PLC	1,297,375	1,667,137
Polar Capital Holdings PLC	228,768	1,666,833
Polypipe Group PLC	281,604	2,014,498
Provident Financial PLC	227,513	1,377,690
PZ Cussons PLC	633,820	1,750,678
QinetiQ Group PLC	606,252	2,873,609
Rank Group PLC	854,954	3,137,305
Redde PLC	1,230,854	1,728,409
Redrow PLC	676,804	6,679,645
Renewi PLC	2,918,023	1,399,366
Restaurant Group PLC (The)	781,700	1,687,959
Royal Mail PLC	4,125,909	12,369,107
RPS Group PLC	577,006	1,304,048
RWS Holdings PLC	145,052	1,170,241
Sabre Insurance Group PLC(b)	556,244	2,269,605
Safestore Holdings PLC	230,317	2,459,208
Saga PLC	4,499,410	3,159,116
Savills PLC	215,575	3,241,369
Senior PLC	656,009	1,502,585
SIG PLC	838,698	1,366,611
Softcat PLC	206,220	3,147,150
Sophos Group PLC(b)	172,931	1,278,325
Spirent Communications PLC	514,949	1,715,680
St. Modwen Properties PLC	43,619	287,188
Stagecoach Group PLC	1,253,277	2,656,447
SThree PLC	371,239	1,863,919
Superdry PLC(a)	205,352	1,369,722
Synthomer PLC	466,499	2,186,466
TalkTalk Telecom Group PLC	1,023,200	1,573,718
TBC Bank Group PLC	76,626	1,319,635
Telecom Plus PLC	110,854	2,205,746
TI Fluid Systems PLC(b)	809,498	2,852,539
TP ICAP PLC	1,229,052	6,654,402
TT Electronics PLC	183,166	606,623
Tyman PLC	574,274	2,065,490
U & I Group PLC	338,794	793,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2019

Investments	Shares	Value
Ultra Electronics Holdings PLC	92,677	$2,595,441
Vesuvius PLC	469,968	3,112,952
Victrex PLC	90,098	2,976,773
Volution Group PLC	99,995	340,444
Watkin Jones PLC	551,792	1,776,298
WH Smith PLC	125,290	4,315,428
William Hill PLC	2,779,365	6,938,664
Wincanton PLC	80,157	324,935
XPS Pensions Group PLC(a)	357,983	649,706

Total United Kingdom		314,242,711

TOTAL COMMON STOCKS (Cost: $1,563,834,507)		1,729,115,152

RIGHTS - 0.0%

Norway - 0.0%
XXL ASA, expiring 3/11/20*	55,445	11,042

Spain - 0.0%
Faes Farma S.A., expiring 1/3/20*(a)	371,696	59,604

TOTAL RIGHTS (Cost: $58,780)		70,646

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	3,776	246,762
WisdomTree Japan SmallCap Dividend Fund(a)(c)	2,681	197,268

TOTAL EXCHANGE-TRADED FUNDS (Cost: $375,150)		444,030

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%

United States - 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(d) (Cost: $71,632,777)(e)	71,632,777	71,632,777

TOTAL INVESTMENTS IN SECURITIES - 103.8% (Cost: $1,635,901,214)		1,801,262,605
Other Assets less Liabilities - (3.8)%		(65,206,921)

NET ASSETS - 100.0%		$1,736,055,684

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $787,958, which represents 0.05% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(e)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $154,861,704 and the total market value of the collateral held by the Fund was $163,866,979. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $92,234,202.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2020	269,390	USD	240,000	EUR	$—	$(10)
Bank of America N.A.	1/3/2020	112,696	USD	85,000	GBP	92	—
Canadian Imperial Bank of Commerce	1/3/2020	53,894	USD	80,000	NZD	—	(78)
Societe Generale	1/6/2020	687,138	USD	74,650,000	JPY	228	—

						$320	$(88)

CURRENCY LEGEND

EUR	Euro
GBP	British pound
JPY	Japanese yen
NZD	New Zealand dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 100.2%

Japan - 100.2%

Air Freight & Logistics - 0.0%
Kintetsu World Express, Inc.	38,100	$668,919

Airlines - 0.4%
Japan Airlines Co., Ltd.	315,600	9,865,132

Auto Components - 5.6%
Ahresty Corp.	11,200	57,713
Aisan Industry Co., Ltd.	47,700	346,750
Aisin Seiki Co., Ltd.	358,308	13,419,034
Bridgestone Corp.(a)	848,985	31,795,435
Daido Metal Co., Ltd.(a)	47,400	332,792
Daikyonishikawa Corp.	80,800	635,694
Denso Corp.	728,879	33,306,769
Eagle Industry Co., Ltd.	64,300	672,732
Exedy Corp.	52,000	1,189,050
FCC Co., Ltd.	34,900	763,352
Futaba Industrial Co., Ltd.	47,700	337,971
G-Tekt Corp.	47,400	761,104
H-One Co., Ltd.	47,700	371,768
Kasai Kogyo Co., Ltd.	35,500	280,929
Keihin Corp.	61,800	1,458,634
Koito Manufacturing Co., Ltd.	77,201	3,622,959
Mitsuba Corp.	26,800	183,969
Musashi Seimitsu Industry Co., Ltd.	47,700	661,458
NGK Spark Plug Co., Ltd.	215,864	4,238,820
NHK Spring Co., Ltd.	186,500	1,707,545
Nifco, Inc.	68,490	1,890,683
Nippon Piston Ring Co., Ltd.	29,400	433,932
Nissin Kogyo Co., Ltd.	61,400	1,254,272
NOK Corp.	160,700	2,426,581
Pacific Industrial Co., Ltd.	49,300	678,201
Piolax, Inc.	47,400	924,665
Press Kogyo Co., Ltd.	68,500	275,450
Sanoh Industrial Co., Ltd.(a)	62,400	727,498
Shoei Co., Ltd.(a)	16,700	797,543
Showa Corp.	52,500	1,097,585
Stanley Electric Co., Ltd.	100,807	2,949,770
Sumitomo Electric Industries Ltd.	831,583	12,641,133
Sumitomo Riko Co., Ltd.	80,700	735,155
Sumitomo Rubber Industries Ltd.	336,891	4,144,682
T. RAD Co., Ltd.	20,500	387,458
Tachi-S Co., Ltd.	47,700	629,416
Taiho Kogyo Co., Ltd.	62,600	502,298
Tokai Rika Co., Ltd.	112,414	2,220,868
Topre Corp.	47,700	777,333
Toyo Tire Corp.(a)	115,300	1,671,015
Toyoda Gosei Co., Ltd.	110,600	2,793,623
Toyota Boshoku Corp.	212,636	3,453,440
TPR Co., Ltd.	47,694	948,833
TS Tech Co., Ltd.	51,332	1,617,779
Unipres Corp.	47,700	676,820
Yokohama Rubber Co., Ltd. (The)	157,300	3,084,484
Yorozu Corp.	47,700	644,778

Total Auto Components		146,529,773

Automobiles - 12.3%
Honda Motor Co., Ltd.	2,157,347	61,519,378
Isuzu Motors Ltd.	740,800	8,854,835
Mazda Motor Corp.	612,715	5,288,490
Mitsubishi Motors Corp.	1,719,101	7,244,981
Nissan Motor Co., Ltd.	9,417,204	55,121,081
Subaru Corp.	1,276,567	31,874,530
Suzuki Motor Corp.	204,736	8,603,904
Toyota Motor Corp.	1,867,970	132,592,782
Yamaha Motor Co., Ltd.(a)	494,100	10,016,124

Total Automobiles		321,116,105

Banks - 8.5%
Mitsubishi UFJ Financial Group, Inc.	17,532,122	95,698,687
Mizuho Financial Group, Inc.	37,006,444	57,310,187
Sumitomo Mitsui Financial Group, Inc.(a)	1,853,900	68,884,731

Total Banks		221,893,605

Beverages - 1.3%
Asahi Group Holdings Ltd.(a)	281,200	12,893,670
Kirin Holdings Co., Ltd.	600,145	13,198,496
Suntory Beverage & Food Ltd.(a)	156,300	6,536,770
Takara Holdings, Inc.	81,200	750,918

Total Beverages		33,379,854

Building Products - 1.6%
AGC, Inc.	215,447	7,791,182
Aica Kogyo Co., Ltd.	50,300	1,677,824
Central Glass Co., Ltd.	39,900	984,328
Daikin Industries Ltd.	98,849	14,053,067
LIXIL Group Corp.	427,300	7,427,372
Nippon Sheet Glass Co., Ltd.	93,300	597,532
Nitto Boseki Co., Ltd.(a)	19,500	834,369
Noritz Corp.	47,200	634,980
Okabe Co., Ltd.	49,900	421,056
Sanwa Holdings Corp.	187,731	2,123,040
TOTO Ltd.	112,400	4,799,043

Total Building Products		41,343,793

Capital Markets - 0.6%
GCA Corp.	54,300	501,154
Monex Group, Inc.	90,896	224,156
Nomura Holdings, Inc.	1,836,545	9,521,136
SBI Holdings, Inc.	267,200	5,691,907
Sparx Group Co., Ltd.(a)	195,200	450,841

Total Capital Markets		16,389,194

Chemicals - 7.4%
ADEKA Corp.	70,200	1,069,714
Arakawa Chemical Industries Ltd.	47,700	721,590
Asahi Kasei Corp.	1,234,922	14,022,487
Chugoku Marine Paints Ltd.	54,500	524,063
Daicel Corp.	317,042	3,060,290
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	37,800	1,102,609
Denka Co., Ltd.	91,715	2,759,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2019

Investments	Shares	Value
DIC Corp.(a)	123,953	$3,461,673
Fujimi, Inc.(a)	47,700	1,356,273
Fujimori Kogyo Co., Ltd.	28,800	922,236
Fuso Chemical Co., Ltd.	15,300	455,445
Hitachi Chemical Co., Ltd.	120,615	5,077,650
JCU Corp.	26,600	793,044
JSP Corp.	47,700	860,290
JSR Corp.	233,400	4,321,148
Kaneka Corp.	47,800	1,548,249
Kansai Paint Co., Ltd.	107,200	2,640,666
KH Neochem Co., Ltd.(a)	20,000	429,906
Kumiai Chemical Industry Co., Ltd.	41,300	381,172
Kuraray Co., Ltd.	327,337	4,009,069
Kureha Corp.	16,700	1,011,143
Lintec Corp.	78,647	1,768,698
Mitsubishi Chemical Holdings Corp.	2,410,363	18,131,785
Mitsubishi Gas Chemical Co., Inc.	331,582	5,107,599
Mitsui Chemicals, Inc.	227,915	5,620,540
Moriroku Holdings Co., Ltd.(a)	47,300	1,038,924
Nihon Nohyaku Co., Ltd.(a)	47,400	253,411
Nihon Parkerizing Co., Ltd.	47,700	516,174
Nippon Kayaku Co., Ltd.	120,900	1,507,426
Nippon Paint Holdings Co., Ltd.(a)	97,700	5,070,421
Nippon Shokubai Co., Ltd.	36,400	2,274,267
Nippon Soda Co., Ltd.	45,300	1,235,928
Nissan Chemical Corp.	71,853	3,038,091
Nitto Denko Corp.	183,274	10,422,207
NOF Corp.	47,700	1,602,070
Okamoto Industries, Inc.	27,700	1,033,573
Osaka Soda Co., Ltd.	37,800	1,095,652
Riken Technos Corp.	142,200	703,967
Sakata INX Corp.	47,700	521,441
Sanyo Chemical Industries Ltd.	24,600	1,226,888
Shikoku Chemicals Corp.	47,700	605,714
Shin-Etsu Chemical Co., Ltd.	269,779	29,938,208
Showa Denko K.K.(a)	165,331	4,410,348
Sumitomo Bakelite Co., Ltd.	30,500	1,154,888
Sumitomo Chemical Co., Ltd.	2,230,385	10,220,674
Sumitomo Seika Chemicals Co., Ltd.	16,800	548,019
T Hasegawa Co., Ltd.	23,400	458,849
Taiyo Holdings Co., Ltd.	47,226	1,935,973
Taiyo Nippon Sanso Corp.	137,753	3,077,656
Takasago International Corp.	26,200	614,287
Tayca Corp.	21,000	374,300
Teijin Ltd.	214,200	4,030,725
Tokai Carbon Co., Ltd.(a)	136,700	1,377,378
Tokuyama Corp.	43,700	1,151,259
Tokyo Ohka Kogyo Co., Ltd.	40,200	1,583,216
Toray Industries, Inc.	932,818	6,361,274
Tosoh Corp.	357,307	5,572,904
Toyo Ink SC Holdings Co., Ltd.(a)	82,600	2,027,092
Toyobo Co., Ltd.	75,951	1,164,337
Ube Industries Ltd.	104,500	2,287,605
Zeon Corp.	102,000	1,282,098

Total Chemicals		192,874,261

Commercial Services & Supplies - 0.2%
Mitsubishi Pencil Co., Ltd.	47,700	718,957
Park24 Co., Ltd.	135,000	3,315,528
Pilot Corp.	26,800	1,090,002
Sato Holdings Corp.	35,700	1,126,763

Total Commercial Services & Supplies		6,251,250

Construction & Engineering - 0.7%
JGC Holdings Corp.(a)	143,100	2,310,932
Kajima Corp.	479,400	6,431,702
Obayashi Corp.	619,700	6,939,728
Penta-Ocean Construction Co., Ltd.	313,300	1,951,728
Taikisha Ltd.	44,300	1,587,748

Total Construction & Engineering		19,221,838

Construction Materials - 0.2%
Krosaki Harima Corp.	21,400	1,264,210
Taiheiyo Cement Corp.	95,300	2,819,319

Total Construction Materials		4,083,529

Consumer Finance - 0.2%
AEON Financial Service Co., Ltd.	257,300	4,088,862
J Trust Co., Ltd.(a)	47,700	188,298

Total Consumer Finance		4,277,160

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	15,582	347,414

Electrical Equipment - 1.9%
Daihen Corp.	39,700	1,322,420
Denyo Co., Ltd.	42,100	802,680
Fuji Electric Co., Ltd.	91,073	2,803,213
Fujikura Ltd.	245,677	1,021,817
Furukawa Electric Co., Ltd.	54,481	1,413,724
GS Yuasa Corp.	52,584	1,144,340
Idec Corp.	23,400	487,056
Mabuchi Motor Co., Ltd.	67,800	2,589,096
Mitsubishi Electric Corp.	1,827,214	25,195,125
Nidec Corp.	65,058	8,982,703
Nippon Carbon Co., Ltd.(a)	13,500	509,938
Nissin Electric Co., Ltd.	79,600	993,215
Sanyo Denki Co., Ltd.	11,900	594,589
SEC Carbon Ltd.(a)	3,500	305,314
Sinfonia Technology Co., Ltd.	28,100	357,084
Tatsuta Electric Wire and Cable Co., Ltd.	53,700	299,445
Toyo Tanso Co., Ltd.	14,700	307,594

Total Electrical Equipment		49,129,353

Electronic Equipment, Instruments & Components - 4.9%
Ai Holdings Corp.	47,600	852,792
Alps Alpine Co., Ltd.	166,000	3,806,506
Amano Corp.	56,433	1,731,806
Anritsu Corp.(a)	47,700	951,586
Canon Electronics, Inc.	47,700	922,617
Citizen Watch Co., Ltd.	332,285	1,825,389
Dexerials Corp.	102,100	1,036,267
ESPEC Corp.	41,200	853,002
Hakuto Co., Ltd.	47,719	598,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2019

Investments	Shares	Value
Hamamatsu Photonics K.K.	47,600	$1,968,825
Hirose Electric Co., Ltd.(a)	27,360	3,532,191
Hitachi High-Technologies Corp.	74,019	5,271,747
Hitachi Ltd.	641,805	27,319,898
Horiba Ltd.	36,500	2,461,882
Ibiden Co., Ltd.	77,301	1,852,948
Iriso Electronics Co., Ltd.	20,000	890,729
Japan Aviation Electronics Industry Ltd.	60,200	1,228,651
Kaga Electronics Co., Ltd.	47,700	1,106,965
Keyence Corp.	23,440	8,301,869
Koa Corp.	34,400	432,710
Kyosan Electric Manufacturing Co., Ltd.	47,700	274,766
Macnica Fuji Electronics Holdings, Inc.	58,300	1,008,012
Marubun Corp.	47,700	281,789
Meiko Electronics Co., Ltd.	12,900	292,246
Murata Manufacturing Co., Ltd.	404,768	25,125,971
Nippon Electric Glass Co., Ltd.(a)	109,860	2,467,617
Nissha Co., Ltd.	47,700	492,033
Ohara, Inc.	24,000	323,975
Oki Electric Industry Co., Ltd.	92,530	1,293,334
Omron Corp.	99,600	5,883,892
Optex Group Co., Ltd.(a)	32,100	488,847
Osaki Electric Co., Ltd.	47,700	302,857
Restar Holdings Corp.	51,500	961,997
Riken Keiki Co., Ltd.	38,300	833,490
Ryoden Corp.	47,600	727,523
Ryosan Co., Ltd.	47,345	1,231,166
Sanshin Electronics Co., Ltd.	42,254	695,971
Satori Electric Co., Ltd.(a)	47,700	421,805
Shimadzu Corp.	85,700	2,712,749
Siix Corp.(a)	24,200	339,145
Sumida Corp.(a)	47,700	565,333
Taiyo Yuden Co., Ltd.(a)	47,700	1,472,588
TDK Corp.	78,768	8,980,313
Topcon Corp.	56,100	734,578
V Technology Co., Ltd.(a)	9,600	492,036
Yokogawa Electric Corp.	125,538	2,228,321

Total Electronic Equipment, Instruments & Components		127,578,786

Energy Equipment & Services - 0.0%
Modec, Inc.	27,800	681,730

Entertainment - 1.9%
Capcom Co., Ltd.	62,300	1,737,005
GungHo Online Entertainment, Inc.(a)	25,949	553,006
Koei Tecmo Holdings Co., Ltd.	98,940	2,597,431
Konami Holdings Corp.	103,700	4,279,682
Nintendo Co., Ltd.	90,300	36,535,459
Square Enix Holdings Co., Ltd.(a)	47,700	2,383,354
Toei Animation Co., Ltd.	21,700	1,118,196

Total Entertainment		49,204,133

Food & Staples Retailing - 1.0%
Ministop Co., Ltd.	47,700	644,340
Seven & I Holdings Co., Ltd.	671,624	24,739,000

Total Food & Staples Retailing		25,383,340

Food Products - 0.8%
Ajinomoto Co., Inc.	272,513	4,551,287
Ariake Japan Co., Ltd.	12,300	920,166
Fuji Oil Holdings, Inc.	39,000	1,053,637
Kagome Co., Ltd.(a)	43,000	1,035,878
Kikkoman Corp.	48,800	2,411,373
Nippon Suisan Kaisha Ltd.	105,000	629,952
Nisshin Oillio Group Ltd. (The)	39,381	1,371,586
Nissin Foods Holdings Co., Ltd.	47,900	3,579,001
Sakata Seed Corp.	28,139	948,971
Toyo Suisan Kaisha Ltd.	48,900	2,083,340
Yakult Honsha Co., Ltd.	34,687	1,924,662

Total Food Products		20,509,853

Health Care Equipment & Supplies - 1.2%
Asahi Intecc Co., Ltd.	27,200	800,920
Hoya Corp.	128,657	12,371,435
Jeol Ltd.	10,200	312,077
Nakanishi, Inc.	47,700	913,839
Nihon Kohden Corp.	35,700	995,362
Nikkiso Co., Ltd.	34,800	461,438
Nipro Corp.	123,600	1,495,597
Olympus Corp.	239,600	3,723,804
Sysmex Corp.	53,960	3,698,625
Terumo Corp.	190,112	6,796,274

Total Health Care Equipment & Supplies		31,569,371

Health Care Technology - 0.1%
M3, Inc.(a)	68,500	2,083,207

Hotels, Restaurants & Leisure - 0.0%
Aeon Fantasy Co., Ltd.	13,800	371,175
Saizeriya Co., Ltd.	4,800	117,620

Total Hotels, Restaurants & Leisure		488,795

Household Durables - 2.7%
Casio Computer Co., Ltd.	256,557	5,172,453
Fujitsu General Ltd.	47,700	1,079,313
JVCKenwood Corp.	111,400	280,870
Nikon Corp.	476,800	5,896,657
Panasonic Corp.	2,545,970	24,118,483
Rinnai Corp.(a)	23,600	1,856,729
Sekisui Chemical Co., Ltd.	388,200	6,801,314
Sharp Corp.	289,100	4,482,480
Sony Corp.	240,700	16,392,185
Sumitomo Forestry Co., Ltd.	158,900	2,361,385
Tamron Co., Ltd.	37,600	871,538
Toa Corp.	36,200	383,735
Zojirushi Corp.(a)	47,300	895,729

Total Household Durables		70,592,871

Household Products - 0.3%
Lion Corp.	86,400	1,689,441
Pigeon Corp.(a)	55,400	2,046,754
Unicharm Corp.	124,000	4,221,762

Total Household Products		7,957,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2019

Investments	Shares	Value
Independent Power & Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	160,300	$3,904,432

Industrial Conglomerates - 0.3%
Nisshinbo Holdings, Inc.	177,224	1,704,156
Toshiba Corp.	164,400	5,604,803

Total Industrial Conglomerates		7,308,959

Insurance - 2.8%
Dai-ichi Life Holdings, Inc.	1,159,500	19,381,014
Sompo Holdings, Inc.	358,100	14,169,128
Tokio Marine Holdings, Inc.	704,000	39,639,071

Total Insurance		73,189,213

Internet & Direct Marketing Retail - 0.1%
Rakuten, Inc.(a)	157,900	1,358,514

IT Services - 0.8%
Fujitsu Ltd.	124,032	11,721,266
NEC Corp.	76,300	3,173,462
NTT Data Corp.	520,100	7,020,812

Total IT Services		21,915,540

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	177,500	10,830,481
Mizuno Corp.	33,300	846,633
Shimano, Inc.	26,400	4,316,798
Tomy Co., Ltd.	46,600	607,612
Universal Entertainment Corp.	37,400	1,278,500
Yamaha Corp.	62,707	3,508,245

Total Leisure Products		21,388,269

Machinery - 9.2%
Aida Engineering Ltd.	60,700	549,051
Amada Holdings Co., Ltd.	428,393	4,927,456
Anest Iwata Corp.	47,700	465,259
Asahi Diamond Industrial Co., Ltd.	7,200	42,733
Bando Chemical Industries Ltd.	47,700	406,882
CKD Corp.(a)	54,200	916,674
Daifuku Co., Ltd.(a)	59,400	3,640,248
DMG Mori Co., Ltd.(a)	123,900	1,926,763
Ebara Corp.	58,031	1,775,506
FANUC Corp.	312,489	58,457,800
Fujitec Co., Ltd.	69,700	1,140,983
Furukawa Co., Ltd.	47,700	634,683
Glory Ltd.	47,700	1,452,836
Harmonic Drive Systems, Inc.(a)	25,500	1,236,577
Hino Motors Ltd.	562,210	6,011,392
Hirata Corp.	7,400	481,417
Hitachi Construction Machinery Co., Ltd.	223,700	6,761,946
Hitachi Zosen Corp.	146,000	553,504
Hokuetsu Industries Co., Ltd.	47,700	578,501
Hoshizaki Corp.	21,069	1,888,310
IHI Corp.	125,700	2,977,242
Iseki & Co., Ltd.	47,700	733,441
Japan Steel Works Ltd. (The)	64,100	1,272,268
JTEKT Corp.	348,278	4,169,401
Juki Corp.	24,600	199,652
Kawasaki Heavy Industries Ltd.	135,551	3,003,513
Kito Corp.	34,300	543,498
Kitz Corp.	78,200	556,952
Komatsu Ltd.	1,281,906	31,164,441
Kubota Corp.	718,502	11,411,405
Kurita Water Industries Ltd.	62,900	1,883,961
Makino Milling Machine Co., Ltd.	21,400	988,525
Makita Corp.	142,338	4,990,180
Max Co., Ltd.	47,700	962,998
Meidensha Corp.	36,900	822,377
MINEBEA MITSUMI, Inc.	205,301	4,301,545
MISUMI Group, Inc.(a)	67,300	1,685,674
Mitsubishi Heavy Industries Ltd.	274,919	10,746,316
Mitsubishi Logisnext Co., Ltd.	26,700	341,504
Mitsuboshi Belting Ltd.	47,400	919,431
Miura Co., Ltd.	37,200	1,300,759
Nabtesco Corp.(a)	91,000	2,733,977
Nachi-Fujikoshi Corp.	31,400	1,391,222
NGK Insulators Ltd.	310,875	5,446,570
Nippon Thompson Co., Ltd.	53,700	256,950
Nissei ASB Machine Co., Ltd.	24,000	1,052,312
Nitta Corp.	38,100	1,139,406
Nitto Kohki Co., Ltd.	43,900	948,087
NSK Ltd.	719,466	6,891,779
NTN Corp.	732,000	2,323,810
Obara Group, Inc.	35,900	1,220,617
Oiles Corp.	47,700	729,930
OKUMA Corp.	24,900	1,328,917
Organo Corp.	16,400	1,015,615
OSG Corp.	53,024	1,019,739
Ryobi Ltd.	47,700	857,656
Shibuya Corp.(a)	25,100	707,904
Shima Seiki Manufacturing Ltd.(a)	23,700	556,762
Shinmaywa Industries Ltd.	80,700	1,099,763
SMC Corp.	21,251	9,834,026
Sodick Co., Ltd.(a)	27,000	241,988
Star Micronics Co., Ltd.	46,300	671,014
Sumitomo Heavy Industries Ltd.	112,337	3,235,471
Tadano Ltd.	78,000	718,454
Takeuchi Manufacturing Co., Ltd.	29,700	449,839
THK Co., Ltd.(a)	141,479	3,863,903
Toshiba Machine Co., Ltd.	28,800	784,431
Tsubaki Nakashima Co., Ltd.(a)	47,700	701,839
Tsubakimoto Chain Co.	47,700	1,696,439
Tsugami Corp.	50,200	516,897
Union Tool Co.	25,800	807,177
YAMABIKO Corp.	47,700	524,952
Yaskawa Electric Corp.	129,300	4,961,408
Yushin Precision Equipment Co., Ltd.	47,700	446,385

Total Machinery		238,998,843

Marine - 0.1%
Iino Kaiun Kaisha Ltd.	197,000	674,341
Nippon Yusen K.K.	71,100	1,296,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2019

Investments	Shares	Value
NS United Kaiun Kaisha Ltd.	47,700	$986,700

Total Marine		2,957,099

Media - 0.3%
Dentsu, Inc.(a)	205,000	7,121,003

Metals & Mining - 2.4%
Asahi Holdings, Inc.	63,700	1,586,126
Daido Steel Co., Ltd.	42,600	1,883,534
Daiki Aluminium Industry Co., Ltd.	47,700	335,776
Dowa Holdings Co., Ltd.	47,600	1,784,863
Hitachi Metals Ltd.	332,518	4,935,372
JFE Holdings, Inc.	1,136,762	14,759,339
Kobe Steel Ltd.	296,700	1,608,064
Kyoei Steel Ltd.	28,100	553,079
Mitsubishi Materials Corp.(a)	109,400	2,996,860
Mitsui Mining & Smelting Co., Ltd.	47,700	1,283,412
Nippon Light Metal Holdings Co., Ltd.	650,600	1,412,851
Nippon Steel Corp.	1,221,632	18,592,862
Nippon Yakin Kogyo Co., Ltd.	7,510	161,499
Pacific Metals Co., Ltd.	14,400	339,743
Sanyo Special Steel Co., Ltd.	38,900	565,558
Sumitomo Metal Mining Co., Ltd.	210,000	6,848,309
Topy Industries Ltd.	47,400	880,177
UACJ Corp.	47,700	1,096,431

Total Metals & Mining		61,623,855

Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	161,600	3,800,778

Oil, Gas & Consumable Fuels - 0.7%
Idemitsu Kosan Co., Ltd.	202,100	5,634,810
Inpex Corp.	1,119,800	11,710,630

Total Oil, Gas & Consumable Fuels		17,345,440

Paper & Forest Products - 0.1%
Hokuetsu Corp.	96,100	499,623
Oji Holdings Corp.	591,200	3,236,844

Total Paper & Forest Products		3,736,467

Personal Products - 1.0%
Kao Corp.	208,880	17,346,602
Kose Corp.	18,500	2,723,718
Mandom Corp.	36,600	1,010,352
Rohto Pharmaceutical Co., Ltd.	30,400	928,714
Shiseido Co., Ltd.	61,322	4,391,146

Total Personal Products		26,400,532

Pharmaceuticals - 8.2%
Astellas Pharma, Inc.	1,509,904	25,981,325
Chugai Pharmaceutical Co., Ltd.	201,300	18,671,304
Daiichi Sankyo Co., Ltd.	246,521	16,396,170
Eisai Co., Ltd.	206,277	15,572,087
Hisamitsu Pharmaceutical Co., Inc.	49,800	2,451,622
Kyowa Kirin Co., Ltd.	290,270	6,872,461
Mitsubishi Tanabe Pharma Corp.	714,200	13,196,352
Ono Pharmaceutical Co., Ltd.	372,400	8,573,681
Otsuka Holdings Co., Ltd.(a)	448,000	20,129,597
Santen Pharmaceutical Co., Ltd.	188,100	3,610,551
Sawai Pharmaceutical Co., Ltd.	29,500	1,878,445
Shionogi & Co., Ltd.	142,177	8,853,110
Sumitomo Dainippon Pharma Co., Ltd.	154,700	3,032,077
Takeda Pharmaceutical Co., Ltd.	1,673,063	66,691,594
ZERIA Pharmaceutical Co., Ltd.	47,700	923,495

Total Pharmaceuticals		212,833,871

Professional Services - 0.6%
Outsourcing, Inc.(a)	60,600	645,731
Recruit Holdings Co., Ltd.	403,000	15,200,340
Trust Tech, Inc.	19,400	227,070

Total Professional Services		16,073,141

Real Estate Management & Development - 0.1%
Unizo Holdings Co., Ltd.	47,100	2,219,020

Road & Rail - 0.2%
Hitachi Transport System Ltd.	32,700	925,259
Nippon Express Co., Ltd.	83,000	4,903,243

Total Road & Rail		5,828,502

Semiconductors & Semiconductor Equipment - 3.8%
Advantest Corp.	206,700	11,716,329
Disco Corp.	21,700	5,171,659
Ferrotec Holdings Corp.	28,600	243,169
Lasertec Corp.	28,000	1,432,528
NuFlare Technology, Inc.	12,900	1,417,309
Optorun Co., Ltd.	29,100	807,329
Rohm Co., Ltd.	71,100	5,744,265
SCREEN Holdings Co., Ltd.	37,460	2,581,784
Shibaura Mechatronics Corp.	12,400	456,977
Shindengen Electric Manufacturing Co., Ltd.	10,000	349,666
Shinko Electric Industries Co., Ltd.	91,359	1,084,455
SUMCO Corp.(a)	440,300	7,398,093
Tokyo Electron Ltd.	252,153	55,511,944
Tokyo Seimitsu Co., Ltd.	58,100	2,277,488
Ulvac, Inc.	47,400	1,895,128
Yamaichi Electronics Co., Ltd.	18,600	293,013

Total Semiconductors & Semiconductor Equipment		98,381,136

Software - 0.3%
Trend Micro, Inc.(a)	135,208	6,967,240

Specialty Retail - 0.7%
ABC-Mart, Inc.	55,600	3,806,432
Fast Retailing Co., Ltd.	23,200	13,876,237
IDOM, Inc.	97,000	560,534
Sanrio Co., Ltd.(a)	33,100	654,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2019

Investments	Shares	Value
VT Holdings Co., Ltd.	142,200	$635,925

Total Specialty Retail		19,533,666

Technology Hardware, Storage & Peripherals - 3.4%
Brother Industries Ltd.	238,243	4,978,605
Canon, Inc.(a)	1,998,597	54,923,487
FUJIFILM Holdings Corp.	228,795	11,010,792
Konica Minolta, Inc.	428,338	2,810,260
Maxell Holdings Ltd.	19,500	265,024
MCJ Co., Ltd.	64,900	498,657
Ricoh Co., Ltd.	463,178	5,080,360
Riso Kagaku Corp.	47,700	847,561
Roland DG Corp.(a)	31,900	639,908
Seiko Epson Corp.	431,900	6,577,359
Toshiba TEC Corp.	34,100	1,418,284
Wacom Co., Ltd.	76,700	314,069

Total Technology Hardware, Storage & Peripherals		89,364,366

Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.	113,792	1,901,507
Descente Ltd.	18,681	355,313
Kurabo Industries Ltd.	17,947	419,631
Onward Holdings Co., Ltd.	158,600	951,527
Seiko Holdings Corp.	38,900	1,046,282
Seiren Co., Ltd.	41,910	608,548
Wacoal Holdings Corp.	47,700	1,289,118

Total Textiles, Apparel & Luxury Goods		6,571,926

Tobacco - 3.0%
Japan Tobacco, Inc.(a)	3,535,831	79,143,399

Trading Companies & Distributors - 6.5%
Alconix Corp.(a)	47,600	630,287
Hanwa Co., Ltd.	60,300	1,596,348
Inabata & Co., Ltd.	47,686	719,184
ITOCHU Corp.	1,978,194	46,135,106
Kokusai Pulp & Paper Co., Ltd.	92,800	255,323
Marubeni Corp.	2,443,478	18,225,749
Mitsubishi Corp.	2,036,000	54,330,803
Nagase & Co., Ltd.	99,000	1,484,886
Nippon Steel Trading Corp.	47,700	2,321,905
Sanyo Trading Co., Ltd.	33,100	805,913
Sojitz Corp.	1,756,921	5,690,694
Sumitomo Corp.	1,723,277	25,752,030
Toyota Tsusho Corp.	317,310	11,270,454
Yamazen Corp.	98,300	990,462

Total Trading Companies & Distributors		170,209,144

Transportation Infrastructure - 0.0%
Nissin Corp.	47,400	829,582

Wireless Telecommunication Services - 0.5%
SoftBank Group Corp.	284,500	12,450,720

TOTAL COMMON STOCKS (Cost: $2,704,430,397)		2,614,875,880

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(b) (Cost: $41,643,838)(c)	41,643,838	41,643,838

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $2,746,074,235)		2,656,519,718
Other Assets less Liabilities - (1.8)%		(46,882,213)

NET ASSETS - 100.0%		$2,609,637,505

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(c)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $227,767,092 and the total market value of the collateral held by the Fund was $239,508,421. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $197,864,584.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/8/2020	1,489,794,488	JPY	13,617,517	USD	$92,006	$—
Bank of America N.A.	1/8/2020	30,964,736,163	JPY	285,205,270	USD	—	(258,742)
Bank of America N.A.	1/8/2020	240,899,318	USD	26,316,323,296	JPY	—	(1,271,160)
Bank of America N.A.	2/5/2020	287,074,152	USD	31,121,278,207	JPY	242,282	—
Bank of Montreal	1/8/2020	30,990,404,638	JPY	285,205,270	USD	—	(22,534)
Bank of Montreal	1/8/2020	240,899,318	USD	26,298,737,646	JPY	—	(1,109,331)
Bank of Montreal	2/5/2020	287,074,152	USD	31,146,253,658	JPY	12,094	—
Barclays Bank PLC	1/8/2020	30,969,898,379	JPY	285,205,270	USD	—	(211,238)
Barclays Bank PLC	1/8/2020	240,899,318	USD	26,314,323,832	JPY	—	(1,252,760)
Barclays Bank PLC	2/5/2020	287,074,152	USD	31,126,101,052	JPY	197,832	—
Canadian Imperial Bank of Commerce	1/8/2020	2,955,867,263	JPY	27,235,034	USD	—	(34,282)
Canadian Imperial Bank of Commerce	1/8/2020	240,899,318	USD	26,314,516,552	JPY	—	(1,254,533)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2019

Citibank N.A.	1/8/2020	30,964,450,958	JPY	285,205,270	USD	—	(261,367)
Citibank N.A.	1/8/2020	240,899,318	USD	26,303,700,172	JPY	—	(1,154,998)
Citibank N.A.	2/5/2020	287,074,152	USD	31,120,847,595	JPY	246,251	—
Commonwealth Bank of Australia	1/8/2020	19,722,981,560	JPY	181,494,263	USD	2,362	—
Commonwealth Bank of Australia	2/5/2020	182,683,551	USD	19,822,444,068	JPY	—	(11,667)
Credit Suisse International	1/8/2020	19,722,836,364	JPY	181,494,263	USD	1,026	—
Credit Suisse International	1/8/2020	240,899,318	USD	26,304,206,061	JPY	—	(1,159,653)
Credit Suisse International	2/5/2020	182,683,551	USD	19,823,119,997	JPY	—	(17,897)
Goldman Sachs	1/8/2020	30,992,942,965	JPY	285,205,270	USD	825	—
Goldman Sachs	1/8/2020	240,899,318	USD	26,303,724,262	JPY	—	(1,155,220)
Goldman Sachs	2/5/2020	287,074,152	USD	31,149,411,473	JPY	—	(17,011)
HSBC Holdings PLC	1/8/2020	19,722,836,364	JPY	181,494,263	USD	1,026	—
HSBC Holdings PLC	1/8/2020	240,899,318	USD	26,306,687,324	JPY	—	(1,182,486)
HSBC Holdings PLC	2/5/2020	182,683,551	USD	19,822,571,946	JPY	—	(12,845)
JP Morgan Chase Bank N.A.	1/8/2020	1,486,131,376	JPY	13,617,517	USD	58,297	—
JP Morgan Chase Bank N.A.	1/8/2020	19,723,017,859	JPY	181,494,263	USD	2,696	—
JP Morgan Chase Bank N.A.	1/8/2020	240,899,318	USD	26,303,025,654	JPY	—	(1,148,791)
JP Morgan Chase Bank N.A.	2/5/2020	182,683,551	USD	19,822,334,458	JPY	—	(10,657)
Morgan Stanley & Co. International	1/8/2020	238,252,076	USD	26,016,173,690	JPY	—	(1,156,337)
Royal Bank of Canada	1/8/2020	19,716,139,226	JPY	181,494,263	USD	—	(60,603)
Royal Bank of Canada	2/5/2020	182,683,551	USD	19,815,538,630	JPY	51,978	—
Societe Generale	1/8/2020	8,450,762,282	JPY	77,783,260	USD	—	(16,882)
Societe Generale	2/5/2020	78,292,953	USD	8,493,689,299	JPY	10,153	—
UBS AG	1/8/2020	19,722,473,376	JPY	181,494,263	USD	—	(2,314)
UBS AG	1/8/2020	240,899,318	USD	26,300,664,841	JPY	—	(1,127,066)
UBS AG	2/5/2020	182,683,551	USD	19,822,845,972	JPY	—	(15,371)

						$918,828	$(13,925,745)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 100.0%

Japan - 100.0%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.	3,300	$57,938
Konoike Transport Co., Ltd.	2,900	44,297
Maruwa Unyu Kikan Co., Ltd.	1,200	26,479
SBS Holdings, Inc.(a)	1,600	27,944

Total Air Freight & Logistics		156,658

Auto Components - 6.7%
Aisan Industry Co., Ltd.	6,500	47,251
Daido Metal Co., Ltd.	6,000	42,126
Daikyonishikawa Corp.	7,200	56,646
Eagle Industry Co., Ltd.	6,600	69,052
Exedy Corp.	5,200	118,905
FCC Co., Ltd.	2,900	63,430
Futaba Industrial Co., Ltd.	4,200	29,758
G-Tekt Corp.(a)	3,298	52,956
H-One Co., Ltd.(a)	3,200	24,940
Ichikoh Industries Ltd.	2,700	18,857
Kasai Kogyo Co., Ltd.	5,500	43,524
Keihin Corp.	5,800	136,894
Mitsuba Corp.	4,400	30,204
Musashi Seimitsu Industry Co., Ltd.	4,700	65,175
NHK Spring Co., Ltd.	17,700	162,057
Nifco, Inc.	5,900	162,871
Nippon Piston Ring Co., Ltd.(a)	2,000	29,519
Nissin Kogyo Co., Ltd.	5,000	102,139
NOK Corp.	14,600	220,461
Pacific Industrial Co., Ltd.	3,600	49,524
Piolax, Inc.	2,400	46,818
Press Kogyo Co., Ltd.	8,600	34,582
Sanoh Industrial Co., Ltd.(a)	6,000	69,952
Shoei Co., Ltd.	800	38,206
Showa Corp.	4,800	100,351
Sumitomo Riko Co., Ltd.	4,800	43,727
Sumitomo Rubber Industries Ltd.(a)	29,900	367,852
T. RAD Co., Ltd.	1,000	18,900
Tachi-S Co., Ltd.	2,300	30,349
Tokai Rika Co., Ltd.	8,625	170,397
Topre Corp.	4,400	71,704
Toyo Tire Corp.(a)	9,700	140,580
Toyoda Gosei Co., Ltd.	9,800	247,536
Toyota Boshoku Corp.	18,900	306,957
TPR Co., Ltd.	2,706	53,834
TS Tech Co., Ltd.	5,200	163,883
Unipres Corp.	3,700	52,500
Yokohama Rubber Co., Ltd. (The)	13,500	264,720
Yorozu Corp.	2,400	32,442

Total Auto Components		3,781,579

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	5,100	49,041

Banks - 7.7%
77 Bank Ltd. (The)	5,400	91,031
Aomori Bank Ltd. (The)	1,700	45,787
Aozora Bank Ltd.	17,800	473,520
Awa Bank Ltd. (The)	1,800	40,563
Bank of Kyoto Ltd. (The)	3,000	129,745
Bank of Nagoya Ltd. (The)	1,500	47,067
Bank of Okinawa Ltd. (The)	1,440	48,762
Bank of the Ryukyus Ltd.	3,500	38,679
Chugoku Bank Ltd. (The)	10,000	102,599
Chukyo Bank Ltd. (The)	1,400	28,651
Daishi Hokuetsu Financial Group, Inc.	3,800	106,648
Ehime Bank Ltd. (The)	3,300	35,801
FIDEA Holdings Co., Ltd.	32,000	40,929
Fukui Bank Ltd. (The)	100	1,805
Gunma Bank Ltd. (The)	37,100	131,775
Hachijuni Bank Ltd. (The)	38,200	168,020
Hiroshima Bank Ltd. (The)	28,000	138,100
Hokkoku Bank Ltd. (The)	2,000	63,952
Hokuhoku Financial Group, Inc.	12,400	131,445
Hyakugo Bank Ltd. (The)	17,300	55,398
Hyakujushi Bank Ltd. (The)	3,000	59,793
Iyo Bank Ltd. (The)	19,200	109,538
Jimoto Holdings, Inc.	21,200	22,239
Juroku Bank Ltd. (The)	2,800	66,190
Kansai Mirai Financial Group, Inc.	15,800	102,644
Keiyo Bank Ltd. (The)	11,700	68,149
Kiyo Bank Ltd. (The)	3,998	61,069
Kyushu Financial Group, Inc.	31,500	136,812
Mebuki Financial Group, Inc.	121,600	313,301
Michinoku Bank Ltd. (The)	2,200	30,305
Musashino Bank Ltd. (The)	3,500	60,708
Nanto Bank Ltd. (The)	2,600	66,582
Nishi-Nippon Financial Holdings, Inc.	16,300	128,540
North Pacific Bank Ltd.	38,500	86,795
Ogaki Kyoritsu Bank Ltd. (The)	3,000	65,894
San ju San Financial Group, Inc.	3,000	47,840
San-In Godo Bank Ltd. (The)	15,200	93,711
Senshu Ikeda Holdings, Inc.	30,500	58,376
Seven Bank Ltd.	115,900	381,801
Shiga Bank Ltd. (The)	2,400	61,549
Shikoku Bank Ltd. (The)	4,600	44,190
Toho Bank Ltd. (The)	20,200	50,744
Tokyo Kiraboshi Financial Group, Inc.	2,700	37,988
TOMONY Holdings, Inc.	11,000	42,107
Towa Bank Ltd. (The)	5,500	44,132
Yamagata Bank Ltd. (The)	2,500	37,244
Yamaguchi Financial Group, Inc.	16,000	109,538
Yamanashi Chuo Bank Ltd. (The)	2,600	27,992

Total Banks		4,336,048

Beverages - 0.3%
Sapporo Holdings Ltd.(a)	3,400	80,687
Takara Holdings, Inc.	8,400	77,681

Total Beverages		158,368

Biotechnology - 0.0%
Takara Bio, Inc.(a)	1,100	20,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2019

Investments	Shares	Value
Building Products - 1.9%
Aica Kogyo Co., Ltd.	4,100	$136,761
Bunka Shutter Co., Ltd.	3,500	31,047
Central Glass Co., Ltd.	3,200	78,944
Eidai Co., Ltd.	9,000	29,731
Kondotec, Inc.	2,000	21,017
Nichias Corp.	5,000	128,134
Nichiha Corp.	1,600	39,516
Nihon Flush Co., Ltd.	700	19,137
Nippon Sheet Glass Co., Ltd.	9,700	62,123
Nitto Boseki Co., Ltd.(a)	1,600	68,461
Noritz Corp.(a)	2,900	39,013
Okabe Co., Ltd.(a)	4,100	34,596
Sanwa Holdings Corp.	14,100	159,456
Shin Nippon Air Technologies Co., Ltd.(a)	1,900	37,904
Sinko Industries Ltd.	1,600	28,282
Takara Standard Co., Ltd.	3,317	60,190
Takasago Thermal Engineering Co., Ltd.	4,900	88,373

Total Building Products		1,062,685

Capital Markets - 1.7%
GCA Corp.	4,600	42,455
GMO Financial Holdings, Inc.	13,000	70,817
Ichiyoshi Securities Co., Ltd.	6,800	40,296
IwaiCosmo Holdings, Inc.	5,000	60,087
Kyokuto Securities Co., Ltd.	4,700	32,133
Marusan Securities Co., Ltd.	4,600	20,656
Matsui Securities Co., Ltd.(a)	53,500	426,326
Monex Group, Inc.	11,465	28,274
Morningstar Japan K.K.	8,099	30,555
Okasan Securities Group, Inc.	17,800	64,370
Sparx Group Co., Ltd.(a)	23,700	54,739
Tokai Tokyo Financial Holdings, Inc.	20,500	61,684

Total Capital Markets		932,392

Chemicals - 9.0%
Achilles Corp.	900	15,056
ADEKA Corp.	7,500	114,286
Air Water, Inc.	11,100	163,423
Asahi Yukizai Corp.(a)	2,000	32,887
C.I. Takiron Corp.	8,300	56,441
Chugoku Marine Paints Ltd.	7,200	69,234
Daicel Corp.	28,300	273,170
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,100	32,086
Denka Co., Ltd.	8,500	255,763
DIC Corp.(a)	10,700	298,822
DKS Co., Ltd.	700	28,406
Fujimi, Inc.	3,100	88,144
Fujimori Kogyo Co., Ltd.	1,200	38,426
Fuso Chemical Co., Ltd.	1,900	56,559
Harima Chemicals Group, Inc.	2,200	24,333
JCU Corp.	1,700	50,683
JSP Corp.	2,017	36,377
Kaneka Corp.	4,448	144,071
Kanto Denka Kogyo Co., Ltd.	2,400	22,636
KH Neochem Co., Ltd.(a)	2,000	42,991
Koatsu Gas Kogyo Co., Ltd.	3,200	26,177
Konishi Co., Ltd.	2,000	28,525
Kumiai Chemical Industry Co., Ltd.	4,694	43,323
Kureha Corp.	1,200	72,657
Lintec Corp.	6,700	150,677
Mitsubishi Gas Chemical Co., Inc.	29,500	454,410
Moriroku Holdings Co., Ltd.	900	19,768
Nihon Nohyaku Co., Ltd.(a)	7,300	39,027
Nihon Parkerizing Co., Ltd.	5,400	58,435
Nippon Chemical Industrial Co., Ltd.	800	23,225
Nippon Kayaku Co., Ltd.	10,800	134,658
Nippon Pillar Packing Co., Ltd.	3,300	46,126
Nippon Shokubai Co., Ltd.	2,400	149,952
Nippon Soda Co., Ltd.	2,000	54,566
NOF Corp.	4,300	144,421
Okamoto Industries, Inc.	1,200	44,776
Osaka Soda Co., Ltd.	1,677	48,609
Riken Technos Corp.(a)	4,700	23,268
Sakai Chemical Industry Co., Ltd.(a)	1,100	25,335
Sakata INX Corp.	4,800	52,472
Sanyo Chemical Industries Ltd.	1,300	64,836
Sekisui Plastics Co., Ltd.	5,200	39,715
Shikoku Chemicals Corp.	3,300	41,905
Stella Chemifa Corp.	700	20,741
Sumitomo Bakelite Co., Ltd.	2,500	94,663
Sumitomo Seika Chemicals Co., Ltd.	1,000	32,620
T Hasegawa Co., Ltd.	2,000	39,218
Taiyo Holdings Co., Ltd.	2,900	118,882
Takasago International Corp.	900	21,101
Tayca Corp.	800	14,259
Toagosei Co., Ltd.(a)	7,800	91,153
Tokai Carbon Co., Ltd.(a)	11,900	119,903
Tokuyama Corp.	3,500	92,206
Tokyo Ohka Kogyo Co., Ltd.	3,300	129,965
Toyo Ink SC Holdings Co., Ltd.(a)	5,800	142,338
Toyobo Co., Ltd.	7,300	111,910
Ube Industries Ltd.	9,680	211,904
Valqua Ltd.	2,000	48,309
Zeon Corp.	9,500	119,411

Total Chemicals		5,039,240

Commercial Services & Supplies - 2.0%
Aeon Delight Co., Ltd.	2,200	79,457
Bell System24 Holdings, Inc.	3,900	61,725
Daiseki Co., Ltd.	1,700	49,510
Itoki Corp.	4,100	20,260
King Jim Co., Ltd.(a)	1,500	12,050
Kokuyo Co., Ltd.(a)	5,900	88,710
Mitsubishi Pencil Co., Ltd.(a)	2,300	34,667
NAC Co., Ltd.(a)	2,400	22,416
Nakabayashi Co., Ltd.	2,700	15,478
Nippon Air Conditioning Services Co., Ltd.	3,100	24,332
Nippon Kanzai Co., Ltd.	2,700	49,044
Nippon Parking Development Co., Ltd.	21,900	31,235
Okamura Corp.	6,800	69,705
Park24 Co., Ltd.	9,500	233,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2019

Investments	Shares	Value
Pilot Corp.	1,000	$40,672
Prestige International, Inc.	2,000	18,219
Relia, Inc.	4,600	58,751
Sato Holdings Corp.	2,100	66,280
Takara & Co. Ltd.	1,100	17,531
Toppan Forms Co., Ltd.	7,000	78,969
Uchida Yoko Co., Ltd.	500	34,461

Total Commercial Services & Supplies		1,106,787

Construction & Engineering - 5.1%
Asanuma Corp.	900	39,296
Daiho Corp.	900	23,843
Hazama Ando Corp.	16,500	144,541
Kandenko Co., Ltd.	12,300	118,727
Kumagai Gumi Co., Ltd.	3,300	101,118
Kyowa Exeo Corp.	6,500	165,498
Kyudenko Corp.	4,700	139,908
Maeda Corp.	9,500	93,448
Maeda Road Construction Co., Ltd.	6,400	157,475
Meisei Industrial Co., Ltd.	6,700	60,172
Mirait Holdings Corp.(a)	4,944	75,110
Nippo Corp.	4,800	103,972
Nippon Densetsu Kogyo Co., Ltd.	2,000	41,629
Nippon Koei Co., Ltd.	1,200	41,076
Nishimatsu Construction Co., Ltd.	5,900	134,097
Nittoc Construction Co., Ltd.	5,900	46,527
Okumura Corp.	4,200	116,328
OSJB Holdings Corp.	9,400	23,440
Penta-Ocean Construction Co., Ltd.	22,400	139,543
PS Mitsubishi Construction Co., Ltd.	5,800	39,174
Raito Kogyo Co., Ltd.	3,300	48,099
Raiznext Corp.	4,600	56,254
Sanki Engineering Co., Ltd.	4,600	65,312
Seikitokyu Kogyo Co., Ltd.	5,200	43,543
Shinnihon Corp.	3,300	28,665
SHO-BOND Holdings Co., Ltd.(a)	2,000	83,552
Sumitomo Densetsu Co., Ltd.	2,900	78,481
Sumitomo Mitsui Construction Co., Ltd.	13,640	79,700
Taihei Dengyo Kaisha Ltd.(a)	2,000	42,641
Taikisha Ltd.	2,000	71,682
Tekken Corp.	1,000	25,967
Toa Corp.	1,300	19,750
Toda Corp.	22,900	152,983
Tokyo Energy & Systems, Inc.	2,000	16,894
Tokyu Construction Co., Ltd.	9,600	68,991
Totetsu Kogyo Co., Ltd.(a)	1,800	52,671
Toyo Construction Co., Ltd.	7,000	33,688
Yahagi Construction Co., Ltd.	4,200	32,039
Yokogawa Bridge Holdings Corp.	1,600	29,504
Yurtec Corp.	4,600	29,249

Total Construction & Engineering		2,864,587

Construction Materials - 0.4%
Asia Pile Holdings Corp.	4,300	23,978
Krosaki Harima Corp.	900	53,168
Shinagawa Refractories Co., Ltd.	1,000	32,574
Sumitomo Osaka Cement Co., Ltd.	2,400	105,452

Total Construction Materials		215,172

Consumer Finance - 0.9%
Credit Saison Co., Ltd.(a)	17,100	299,122
J Trust Co., Ltd.(a)	4,700	18,554
Jaccs Co., Ltd.	3,500	90,177
Orient Corp.	80,500	122,222

Total Consumer Finance		530,075

Containers & Packaging - 0.4%
FP Corp.	1,300	77,635
Fuji Seal International, Inc.	1,300	28,985
Pack Corp. (The)(a)	700	25,443
Rengo Co., Ltd.	11,781	90,410

Total Containers & Packaging		222,473

Distributors - 0.2%
Arata Corp.	1,000	41,684
Doshisha Co., Ltd.	2,500	41,638
Happinet Corp.	2,900	37,652

Total Distributors		120,974

Diversified Consumer Services - 0.4%
Benesse Holdings, Inc.(a)	4,600	121,651
Meiko Network Japan Co., Ltd.(a)	3,000	28,516
Riso Kyoiku Co., Ltd.	9,500	33,743
Sprix Ltd.	700	7,420
Studio Alice Co., Ltd.	1,100	19,222
Tokyo Individualized Educational Institute, Inc.(a)	3,900	25,551

Total Diversified Consumer Services		236,103

Diversified Financial Services - 1.0%
Financial Products Group Co., Ltd.	13,000	125,963
Fuyo General Lease Co., Ltd.	2,500	169,542
Japan Securities Finance Co., Ltd.	11,400	54,758
Mizuho Leasing Co., Ltd.	3,300	104,003
NEC Capital Solutions Ltd.	2,000	46,045
Ricoh Leasing Co., Ltd.	2,000	75,914

Total Diversified Financial Services		576,225

Diversified Telecommunication Services - 0.2%
ARTERIA Networks Corp.	2,800	45,346
Internet Initiative Japan, Inc.	1,500	40,649

Total Diversified Telecommunication Services		85,995

Electric Utilities - 0.5%
Hokkaido Electric Power Co., Inc.	9,500	46,331
Okinawa Electric Power Co., Inc. (The)	5,118	96,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2019

Investments	Shares	Value
Shikoku Electric Power Co., Inc.	16,700	$165,655

Total Electric Utilities		308,436

Electrical Equipment - 1.7%
Cosel Co., Ltd.	2,800	30,403
Daihen Corp.	1,400	46,634
Denyo Co., Ltd.	2,000	38,132
Fujikura Ltd.	19,100	79,441
Furukawa Electric Co., Ltd.	4,326	112,255
GS Yuasa Corp.	4,300	93,577
Idec Corp.	1,900	39,547
Mabuchi Motor Co., Ltd.(a)	5,300	202,392
Nippon Carbon Co., Ltd.(a)	700	26,441
Nissin Electric Co., Ltd.	6,600	82,352
Nitto Kogyo Corp.	2,200	51,460
Sanyo Denki Co., Ltd.	700	34,976
SEC Carbon Ltd.(a)	200	17,447
Sinfonia Technology Co., Ltd.	2,200	27,957
Tatsuta Electric Wire and Cable Co., Ltd.	7,100	39,591
Toyo Tanso Co., Ltd.	1,100	23,017

Total Electrical Equipment		945,622

Electronic Equipment, Instruments & Components - 5.6%
Ai Holdings Corp.	3,100	55,539
Amano Corp.	5,400	165,714
Anritsu Corp.(a)	4,000	79,798
Canon Electronics, Inc.	4,600	88,974
Citizen Watch Co., Ltd.	29,900	164,254
CMK Corp.	3,100	19,226
CONEXIO Corp.	3,400	50,808
Daiwabo Holdings Co., Ltd.	2,000	123,856
Dexerials Corp.	7,800	79,166
Elematec Corp.	3,258	34,626
Enplas Corp.	900	29,689
ESPEC Corp.	1,900	39,337
FTGroup Co., Ltd.(a)	2,000	26,280
Furuno Electric Co., Ltd.	1,900	23,637
Hakuto Co., Ltd.	3,300	41,358
Hioki EE Corp.	700	24,477
Hochiki Corp.	1,600	25,927
Horiba Ltd.	3,000	202,346
Ibiden Co., Ltd.	6,700	160,603
Innotech Corp.	2,300	23,831
Iriso Electronics Co., Ltd.	700	31,176
Japan Aviation Electronics Industry Ltd.	5,400	110,211
Japan Cash Machine Co., Ltd.(a)	1,800	14,923
Kaga Electronics Co., Ltd.	3,900	90,507
Koa Corp.(a)	2,700	33,963
Macnica Fuji Electronics Holdings, Inc.	5,900	102,012
Marubun Corp.	4,900	28,947
Maruwa Co., Ltd.	300	23,437
Meiko Electronics Co., Ltd.	1,600	36,248
Nippon Electric Glass Co., Ltd.(a)	9,500	213,384
Nippon Signal Co., Ltd.	4,200	56,464
Nissha Co., Ltd.	3,900	40,229
Nohmi Bosai Ltd.	2,366	53,514
Ohara, Inc.	1,600	21,598
Oki Electric Industry Co., Ltd.	8,100	113,217
Optex Group Co., Ltd.(a)	2,100	31,981
Osaki Electric Co., Ltd.	3,500	22,222
Restar Holdings Corp.(a)	2,600	48,567
Riken Keiki Co., Ltd.	1,100	23,938
Ryoden Corp.	1,800	27,511
Ryosan Co., Ltd.	3,400	88,414
Sanshin Electronics Co., Ltd.	2,700	44,472
Satori Electric Co., Ltd.(a)	2,000	17,686
Siix Corp.(a)	3,000	42,043
Sumida Corp.	2,000	23,704
Sun-Wa Technos Corp.	2,100	21,932
Tachibana Eletech Co., Ltd.	1,500	25,701
Taiyo Yuden Co., Ltd.(a)	3,800	117,313
Tamura Corp.	4,200	27,633
Tokyo Electron Device Ltd.	1,600	40,149
Topcon Corp.	5,000	65,470
UMC Electronics Co., Ltd.(a)	400	1,660
V Technology Co., Ltd.(a)	800	41,003

Total Electronic Equipment, Instruments & Components		3,140,675

Energy Equipment & Services - 0.2%
Modec, Inc.	2,700	66,211
Toyo Kanetsu K.K.	1,200	26,534

Total Energy Equipment & Services		92,745

Entertainment - 1.5%
Amuse, Inc.	700	19,388
Avex, Inc.	4,600	53,291
Capcom Co., Ltd.	5,600	156,135
Daiichikosho Co., Ltd.	3,200	168,723
GungHo Online Entertainment, Inc.(a)	2,200	46,885
Koei Tecmo Holdings Co., Ltd.	8,820	231,548
Marvelous, Inc.(a)	6,200	41,533
Toei Animation Co., Ltd.	1,500	77,295
Toei Co., Ltd.	300	44,831

Total Entertainment		839,629

Food & Staples Retailing - 2.7%
Aeon Hokkaido Corp.	2,900	21,161
Ain Holdings, Inc.(a)	700	44,638
Arcs Co., Ltd.	3,400	72,177
Axial Retailing, Inc.	1,200	42,070
Cawachi Ltd.	1,600	32,582
Cocokara fine, Inc.	800	46,671
Cosmos Pharmaceutical Corp.	300	62,278
Create SD Holdings Co., Ltd.	2,400	61,747
Heiwado Co., Ltd.	2,800	53,333
Inageya Co., Ltd.(a)	1,400	19,311
Japan Meat Co., Ltd.	1,300	27,107
Kato Sangyo Co., Ltd.	1,800	59,793
Kobe Bussan Co., Ltd.	2,000	69,013
Life Corp.	1,800	43,031
Ministop Co., Ltd.(a)	1,800	24,315
Mitsubishi Shokuhin Co., Ltd.	2,300	65,503
Nihon Chouzai Co., Ltd.	700	24,573
Okuwa Co., Ltd.	3,400	45,803
Qol Holdings Co., Ltd.	2,000	28,157
San-A Co., Ltd.	900	40,290
Shoei Foods Corp.	700	26,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2019

Investments	Shares	Value
Sugi Holdings Co., Ltd.	2,100	$111,304
Sundrug Co., Ltd.	7,100	258,390
United Super Markets Holdings, Inc.(a)	5,900	52,173
Valor Holdings Co., Ltd.	2,900	56,999
Yamatane Corp.	1,500	22,471
Yaoko Co., Ltd.	1,100	56,480
Yokohama Reito Co., Ltd.	4,200	38,647

Total Food & Staples Retailing		1,506,168

Food Products - 2.4%
Ariake Japan Co., Ltd.	900	67,329
DyDo Group Holdings, Inc.	600	25,424
Fuji Oil Holdings, Inc.	3,551	95,935
Fujicco Co., Ltd.	1,800	32,331
Hokuto Corp.	2,700	49,143
Itoham Yonekyu Holdings, Inc.	17,400	112,878
Kagome Co., Ltd.(a)	3,900	93,952
Kameda Seika Co., Ltd.	700	32,110
Kotobuki Spirits Co., Ltd.	600	44,445
Kyokuyo Co., Ltd.	700	18,519
Marudai Food Co., Ltd.	1,000	20,952
Maruha Nichiro Corp.	1,700	43,722
Megmilk Snow Brand Co., Ltd.	3,000	68,792
Mitsui Sugar Co., Ltd.	3,400	71,269
Morinaga & Co., Ltd.	1,700	81,969
Morinaga Milk Industry Co., Ltd.	1,800	73,706
Nippon Flour Mills Co., Ltd.	3,900	60,649
Nippon Suisan Kaisha Ltd.	10,200	61,195
Nisshin Oillio Group Ltd. (The)	2,300	80,106
Prima Meat Packers Ltd.	3,700	86,376
S Foods, Inc.	1,300	34,105
Sakata Seed Corp.(a)	1,200	40,469
Showa Sangyo Co., Ltd.	1,700	48,806
Warabeya Nichiyo Holdings Co., Ltd.	1,400	22,454

Total Food Products		1,366,636

Gas Utilities - 0.3%
Nippon Gas Co., Ltd.	2,900	93,531
Saibu Gas Co., Ltd.(a)	1,700	39,764
Shizuoka Gas Co., Ltd.	4,000	35,004

Total Gas Utilities		168,299

Health Care Equipment & Supplies - 1.1%
Eiken Chemical Co., Ltd.(a)	1,800	33,557
Hogy Medical Co., Ltd.	1,500	49,413
Jeol Ltd.	1,300	39,775
Mani, Inc.	2,300	66,243
Menicon Co., Ltd.	700	29,501
Nagaileben Co., Ltd.	2,000	44,168
Nakanishi, Inc.	3,800	72,801
Nihon Kohden Corp.	2,400	66,915
Nikkiso Co., Ltd.	2,500	33,149
Nipro Corp.(a)	9,923	120,071
Paramount Bed Holdings Co., Ltd.	1,703	71,615

Total Health Care Equipment & Supplies		627,208

Health Care Providers & Services - 1.2%
As One Corp.(a)	800	75,160
BML, Inc.	1,500	43,409
Japan Lifeline Co., Ltd.(a)	3,200	43,962
Miraca Holdings, Inc.	6,400	158,005
NichiiGakkan Co., Ltd.	3,900	59,321
Ship Healthcare Holdings, Inc.	1,959	91,032
Solasto Corp.(a)	4,600	54,307
Toho Holdings Co., Ltd.	2,600	58,065
Tokai Corp.	900	23,362
Tsukui Corp.	3,200	17,432
Vital KSK Holdings, Inc.	4,000	38,611
WIN-Partners Co., Ltd.	1,500	19,779

Total Health Care Providers & Services		682,445

Health Care Technology - 0.0%
EM Systems Co., Ltd.	2,800	25,172

Hotels, Restaurants & Leisure - 2.0%
Aeon Fantasy Co., Ltd.	1,000	26,897
Arcland Service Holdings Co., Ltd.(a)	1,100	19,050
Create Restaurants Holdings, Inc.(a)	2,700	46,559
Doutor Nichires Holdings Co., Ltd.	1,700	33,883
Fuji Kyuko Co., Ltd.	600	23,326
Hiday Hidaka Corp.	1,622	30,134
HIS Co., Ltd.(a)	1,900	54,810
Ichibanya Co., Ltd.	1,400	74,203
Kisoji Co., Ltd.(a)	700	19,111
KOMEDA Holdings Co., Ltd.	2,700	52,820
Koshidaka Holdings Co., Ltd.	1,500	22,774
Kura Sushi, Inc.	500	24,891
Kyoritsu Maintenance Co., Ltd.	800	38,132
MOS Food Services, Inc.	1,000	27,743
Ohsho Food Service Corp.	1,100	65,691
Plenus Co., Ltd.	3,500	63,092
Renaissance, Inc.	1,600	25,765
Resorttrust, Inc.	7,200	122,899
Round One Corp.	3,300	32,127
Royal Holdings Co., Ltd.(a)	900	20,472
Saizeriya Co., Ltd.	800	19,603
SFP Holdings Co., Ltd.	900	19,760
St. Marc Holdings Co., Ltd.	1,400	30,016
Sushiro Global Holdings Ltd.	700	60,354
Tokyo Dome Corp.	4,100	40,972
Tokyotokeiba Co., Ltd.(a)	1,000	31,654
Yoshinoya Holdings Co., Ltd.	1,600	42,726
Zensho Holdings Co., Ltd.	3,100	70,429

Total Hotels, Restaurants & Leisure		1,139,893

Household Durables - 4.3%
Casio Computer Co., Ltd.	22,100	445,559
Cleanup Corp.	4,700	30,966
ES-Con Japan Ltd.(a)	8,200	70,701
First Juken Co., Ltd.	2,000	23,446
FJ Next Co., Ltd.(a)	3,300	34,829
Fujitsu General Ltd.	4,600	104,085
Haseko Corp.	54,300	734,992
Hinokiya Group Co., Ltd.	1,400	27,981
Hoosiers Holdings(a)	5,900	38,980
JVCKenwood Corp.	11,900	30,003
Ki-Star Real Estate Co., Ltd.	1,900	37,502
LEC, Inc.	1,400	17,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2019

Investments	Shares	Value
Meiwa Estate Co., Ltd.	4,000	$23,483
Nihon House Holdings Co., Ltd.	8,500	38,795
Pressance Corp.(a)	3,600	44,323
Sanei Architecture Planning Co., Ltd.(a)	1,700	25,764
Sangetsu Corp.	4,600	87,450
Space Value Holdings Co., Ltd.(a)	6,700	33,107
Starts Corp., Inc.	3,700	94,819
Sumitomo Forestry Co., Ltd.	14,100	209,538
Tama Home Co., Ltd.(a)	2,400	36,417
Tamron Co., Ltd.	2,000	46,358
Toa Corp.	2,000	21,201
Token Corp.	1,000	67,817
Zojirushi Corp.(a)	4,600	87,111

Total Household Durables		2,412,373

Household Products - 0.1%
Earth Corp.	900	47,205
ST Corp.	1,200	19,026

Total Household Products		66,231

Independent Power & Renewable Electricity Producers - 0.1%
West Holdings Corp.	2,000	33,586

Industrial Conglomerates - 0.5%
Mie Kotsu Group Holdings, Inc.	4,600	26,159
Nisshinbo Holdings, Inc.(a)	14,100	135,583
TOKAI Holdings Corp.	10,000	101,127

Total Industrial Conglomerates		262,869

Interactive Media & Services - 0.6%
Dip Corp.	4,300	128,001
LIFULL Co., Ltd.(a)	1,200	6,128
Mixi, Inc.	10,600	201,905
MTI Ltd.	3,800	25,001

Total Interactive Media & Services		361,035

Internet & Direct Marketing Retail - 0.2%
ASKUL Corp.	2,000	60,732
Belluna Co., Ltd.	6,100	39,965

Total Internet & Direct Marketing Retail		100,697

IT Services - 1.8%
Comture Corp.(a)	800	17,299
Digital Garage, Inc.	900	37,971
DTS Corp.	3,000	70,283
Future Corp.	2,100	35,072
GMO Internet, Inc.	4,600	87,831
Ines Corp.	2,200	27,694
Infocom Corp.	1,300	32,119
Information Services International-Dentsu Ltd.(a)	1,700	67,734
JBCC Holdings, Inc.	1,700	29,377
Kanematsu Electronics Ltd.	2,200	73,991
Mitsubishi Research Institute, Inc.	1,100	43,777
NEC Networks & System Integration Corp.	3,400	121,077
NET One Systems Co., Ltd.	2,700	69,491
NS Solutions Corp.	4,000	132,505
NSD Co., Ltd.	4,800	79,415
Transcosmos, Inc.	1,800	49,159
Wellnet Corp.	3,600	24,646

Total IT Services		999,441

Leisure Products - 0.8%
Daikoku Denki Co., Ltd.	1,800	27,213
Furyu Corp.	2,300	22,730
GLOBERIDE, Inc.	700	17,565
Heiwa Corp.	8,900	187,213
Mizuno Corp.	1,300	33,052
Tomy Co., Ltd.	4,600	59,979
Universal Entertainment Corp.	3,000	102,554

Total Leisure Products		450,306

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	2,300	29,503

Machinery - 7.1%
Aichi Corp.	6,100	41,873
Aida Engineering Ltd.	6,000	54,272
Alinco, Inc.	2,000	23,759
Anest Iwata Corp.	2,400	23,409
Bando Chemical Industries Ltd.	4,600	39,238
CKD Corp.	4,200	71,034
DMG Mori Co., Ltd.(a)	9,000	139,959
Ebara Corp.(a)	4,500	137,681
Fujitec Co., Ltd.	5,900	96,582
Furukawa Co., Ltd.	2,900	38,587
Giken Ltd.	1,200	55,652
Glory Ltd.	3,300	100,511
Harmonic Drive Systems, Inc.(a)	2,000	96,986
Hirata Corp.	600	39,034
Hitachi Zosen Corp.	12,835	48,659
Hokuetsu Industries Co., Ltd.	2,300	27,894
Iwaki Co., Ltd.	1,500	17,074
Japan Steel Works Ltd. (The)	4,703	93,346
Juki Corp.(a)	2,300	18,667
Kato Works Co., Ltd.	1,500	22,719
Kito Corp.	1,900	30,106
Kitz Corp.	6,900	49,143
Kurita Water Industries Ltd.	5,000	149,758
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,900	42,936
Makino Milling Machine Co., Ltd.	1,600	73,908
Max Co., Ltd.	3,300	66,623
Meidensha Corp.	2,800	62,403
METAWATER Co., Ltd.	1,300	52,275
Mitsubishi Logisnext Co., Ltd.	2,000	25,581
Mitsuboshi Belting Ltd.	2,500	48,493
Morita Holdings Corp.	2,000	33,568
Nabtesco Corp.(a)	6,700	201,293
Nachi-Fujikoshi Corp.	1,200	53,168
Nippon Thompson Co., Ltd.	5,900	28,231
Nissei ASB Machine Co., Ltd.	700	30,692
Nissei Plastic Industrial Co., Ltd.(a)	2,000	18,496
Nitta Corp.	1,600	47,849
Nitto Kohki Co., Ltd.	1,500	32,395
Noritake Co., Ltd.	700	30,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2019

Investments	Shares	Value
NS Tool Co., Ltd.	700	$17,301
NTN Corp.	55,600	176,508
Obara Group, Inc.	1,200	40,801
Oiles Corp.	2,700	41,317
OKUMA Corp.	1,800	96,066
Organo Corp.	600	37,157
OSG Corp.	4,600	88,466
Pegasus Sewing Machine Manufacturing Co., Ltd.	3,300	15,335
Rheon Automatic Machinery Co., Ltd.	1,200	17,413
Ryobi Ltd.	2,400	43,153
Shibuya Corp.(a)	1,300	36,664
Shima Seiki Manufacturing Ltd.	1,300	30,540
Shinmaywa Industries Ltd.	7,300	99,483
Shinwa Co., Ltd.	2,300	23,852
Sodick Co., Ltd.(a)	3,100	27,784
Star Micronics Co., Ltd.	3,800	55,072
Tadano Ltd.(a)	6,700	61,713
Takeuchi Manufacturing Co., Ltd.	2,700	40,894
Takuma Co., Ltd.	3,100	37,425
THK Co., Ltd.(a)	9,900	270,377
Tocalo Co., Ltd.	5,600	57,920
Torishima Pump Manufacturing Co., Ltd.	2,500	21,187
Toshiba Machine Co., Ltd.	2,000	54,474
Tsubaki Nakashima Co., Ltd.(a)	4,200	61,797
Tsubakimoto Chain Co.	2,800	99,581
Tsugami Corp.	3,300	33,979
Union Tool Co.	1,200	37,543
YAMABIKO Corp.(a)	4,600	50,624
Yushin Precision Equipment Co., Ltd.	1,700	15,909

Total Machinery		3,954,334

Marine - 0.6%
Iino Kaiun Kaisha Ltd.	11,100	37,996
Japan Transcity Corp.	900	4,563
Mitsui OSK Lines Ltd.	5,000	139,176
Nippon Yusen K.K.	4,300	78,383
NS United Kaiun Kaisha Ltd.	2,800	57,920

Total Marine		318,038

Media - 0.7%
AOI TYO Holdings, Inc.(a)	3,300	21,833
F@N Communications, Inc.(a)	7,300	32,377
Gakken Holdings Co., Ltd.	400	28,636
Intage Holdings, Inc.	2,600	22,346
SKY Perfect JSAT Holdings, Inc.	35,800	159,770
Tow Co., Ltd.(a)	2,000	17,299
Tv Tokyo Holdings Corp.(a)	1,400	31,446
ValueCommerce Co., Ltd.(a)	100	2,157
Wowow, Inc.	2,000	50,886
Zenrin Co., Ltd.	1,700	28,470

Total Media		395,220

Metals & Mining - 2.3%
Asahi Holdings, Inc.	5,500	136,950
Daido Steel Co., Ltd.	3,400	150,329
Daiki Aluminium Industry Co., Ltd.	4,600	32,381
Dowa Holdings Co., Ltd.	3,900	146,239
Godo Steel Ltd.	1,700	44,144
Kobe Steel Ltd.	25,200	136,580
Kyoei Steel Ltd.	2,600	51,175
Mitsui Mining & Smelting Co., Ltd.	4,200	113,005
Nippon Light Metal Holdings Co., Ltd.	60,100	130,514
Nippon Yakin Kogyo Co., Ltd.	1,370	29,461
Pacific Metals Co., Ltd.	1,700	40,109
Sanyo Special Steel Co., Ltd.	3,900	56,701
Toho Titanium Co., Ltd.	2,300	19,852
Toho Zinc Co., Ltd.	1,100	20,983
Tokyo Rope Manufacturing Co., Ltd.	1,700	20,351
Tokyo Steel Manufacturing Co., Ltd.	5,900	42,889
Topy Industries Ltd.	2,200	40,852
UACJ Corp.(a)	4,253	97,759

Total Metals & Mining		1,310,274

Multiline Retail - 1.5%
H2O Retailing Corp.	10,300	116,293
Izumi Co., Ltd.	3,300	119,489
J. Front Retailing Co., Ltd.	20,600	290,021
Parco Co., Ltd.	5,600	95,072
Seria Co., Ltd.	3,600	98,385
Takashimaya Co., Ltd.	9,100	102,828

Total Multiline Retail		822,088

Oil, Gas & Consumable Fuels - 0.8%
Cosmo Energy Holdings Co., Ltd.	7,900	182,825
Fuji Oil Co., Ltd.	9,600	21,554
Itochu Enex Co., Ltd.	12,800	108,713
Iwatani Corp.(a)	2,200	75,206
Sala Corp.	5,200	30,575
San-Ai Oil Co., Ltd.	4,600	50,540

Total Oil, Gas & Consumable Fuels		469,413

Paper & Forest Products - 0.4%
Daiken Corp.	2,100	38,416
Daio Paper Corp.	3,300	45,397
Hokuetsu Corp.	11,600	60,308
Nippon Paper Industries Co., Ltd.	4,600	78,222

Total Paper & Forest Products		222,343

Personal Products - 0.5%
Artnature, Inc.	4,100	31,540
Mandom Corp.	2,900	80,055
Milbon Co., Ltd.	900	51,346
Noevir Holdings Co., Ltd.	2,600	139,958

Total Personal Products		302,899

Pharmaceuticals - 1.6%
JCR Pharmaceuticals Co., Ltd.	500	40,764
Kaken Pharmaceutical Co., Ltd.	3,400	188,967
KYORIN Holdings, Inc.	7,000	122,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2019

Investments	Shares	Value
Mochida Pharmaceutical Co., Ltd.	2,000	$81,159
Nichi-iko Pharmaceutical Co., Ltd.	3,800	47,590
Sawai Pharmaceutical Co., Ltd.	2,500	159,190
Seikagaku Corp.	3,300	37,471
Torii Pharmaceutical Co., Ltd.	1,400	39,420
Towa Pharmaceutical Co., Ltd.	1,700	44,520
Tsumura & Co.	4,000	118,151
ZERIA Pharmaceutical Co., Ltd.	2,200	42,593

Total Pharmaceuticals		922,788

Professional Services - 1.8%
Altech Corp.	2,350	42,556
BayCurrent Consulting, Inc.	500	25,673
Benefit One, Inc.	4,700	97,784
en-japan, Inc.	1,700	74,695
FULLCAST Holdings Co., Ltd.	1,300	29,798
Funai Soken Holdings, Inc.	1,840	42,006
JAC Recruitment Co., Ltd.(a)	2,200	39,334
Link And Motivation, Inc.(a)	1,400	8,193
Meitec Corp.	2,300	130,159
Nomura Co., Ltd.	5,100	68,282
Outsourcing, Inc.(a)	4,700	50,082
Quick Co., Ltd.	1,900	29,075
Space Co., Ltd.	3,000	35,252
Tanseisha Co., Ltd.	3,300	40,113
TechnoPro Holdings, Inc.	1,700	119,669
Trust Tech, Inc.	1,800	21,068
UT Group Co., Ltd.	1,000	30,274
Weathernews, Inc.	900	29,068
World Holdings Co., Ltd.(a)	2,000	35,648
YAMADA Consulting Group Co., Ltd.	700	10,441
Yumeshin Holdings Co., Ltd.(a)	7,200	58,766

Total Professional Services		1,017,936

Real Estate Management & Development - 2.9%
Daibiru Corp.	5,500	66,450
Dear Life Co., Ltd.	6,500	35,049
Goldcrest Co., Ltd.(a)	2,900	55,585
Grandy House Corp.	1,900	8,689
Heiwa Real Estate Co., Ltd.	2,000	55,211
Ichigo, Inc.	27,400	116,231
Japan Property Management Center Co., Ltd.	2,000	23,612
Katitas Co., Ltd.(a)	1,200	53,168
Keihanshin Building Co., Ltd.	3,100	40,877
Kenedix, Inc.	8,400	43,981
Mugen Estate Co., Ltd.(a)	4,400	32,147
Nippon Commercial Development Co., Ltd.	1,800	27,710
Open House Co., Ltd.	7,000	201,610
Raysum Co., Ltd.(a)	5,600	55,343
SAMTY Co., Ltd.	4,600	95,069
Shinoken Group Co., Ltd.(a)	4,000	47,444
Star Mica Holdings Co., Ltd.	1,200	19,324
Sun Frontier Fudousan Co., Ltd.	5,000	60,225
Takara Leben Co., Ltd.	12,400	57,850
Tokyo Tatemono Co., Ltd.(a)	16,300	256,330
Tosei Corp.	4,200	57,662
Unizo Holdings Co., Ltd.	4,000	188,452

Total Real Estate Management & Development		1,598,019

Road & Rail - 1.3%
Fukuyama Transporting Co., Ltd.	1,900	69,758
Hamakyorex Co., Ltd.	700	23,092
Ichinen Holdings Co., Ltd.	2,600	38,399
Maruzen Showa Unyu Co., Ltd.	1,200	35,445
Nankai Electric Railway Co., Ltd.	2,400	65,502
Nikkon Holdings Co., Ltd.	3,500	88,438
Nishi-Nippon Railroad Co., Ltd.	2,500	57,971
Sakai Moving Service Co., Ltd.(a)	600	38,482
Seino Holdings Co., Ltd.	9,800	133,192
Senko Group Holdings Co., Ltd.	10,200	87,569
Sotetsu Holdings, Inc.	3,400	92,763

Total Road & Rail		730,611

Semiconductors & Semiconductor Equipment - 2.1%
Ferrotec Holdings Corp.	3,300	28,058
Japan Material Co., Ltd.	2,800	47,073
Lasertec Corp.	2,400	122,788
Micronics Japan Co., Ltd.(a)	1,500	16,950
Mimasu Semiconductor Industry Co., Ltd.	1,700	34,399
NuFlare Technology, Inc.	700	76,908
Optorun Co., Ltd.	2,700	74,907
SCREEN Holdings Co., Ltd.	3,100	213,655
Shibaura Mechatronics Corp.	800	29,482
Shindengen Electric Manufacturing Co., Ltd.	1,100	38,463
Shinko Electric Industries Co., Ltd.	9,200	109,206
Tokyo Seimitsu Co., Ltd.	5,100	199,917
Ulvac, Inc.	3,700	147,932
Yamaichi Electronics Co., Ltd.(a)	2,300	36,233

Total Semiconductors & Semiconductor Equipment		1,175,971

Software - 0.5%
Broadleaf Co., Ltd.(a)	5,900	36,212
Computer Engineering & Consulting Ltd.	1,200	22,747
Fuji Soft, Inc.	700	27,182
Fukui Computer Holdings, Inc.	800	26,133
Infomart Corp.(a)	3,000	27,191
Miroku Jyoho Service Co., Ltd.	800	24,219
SRA Holdings	1,200	29,703
Systena Corp.	3,200	52,295
UNITED, Inc.(a)	3,300	42,117

Total Software		287,799

Specialty Retail - 4.4%
Adastria Co., Ltd.	2,522	57,762
Alpen Co., Ltd.(a)	2,800	45,784
AOKI Holdings, Inc.	11,300	117,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2019

Investments	Shares	Value
Aoyama Trading Co., Ltd.	4,800	$67,887
Arcland Sakamoto Co., Ltd.	2,800	32,206
Autobacs Seven Co., Ltd.	6,900	109,206
Bic Camera, Inc.	10,100	115,800
Chiyoda Co., Ltd.	3,700	54,815
DCM Holdings Co., Ltd.(a)	9,400	91,946
EDION Corp.	9,500	106,036
Geo Holdings Corp.	3,400	42,173
Honeys Holdings Co., Ltd.	1,900	31,365
IDOM, Inc.	10,400	60,099
JINS Holdings, Inc.(a)	500	33,954
Joshin Denki Co., Ltd.	1,600	38,353
Joyful Honda Co., Ltd.	5,600	71,936
K’s Holdings Corp.	16,668	219,479
Keiyo Co., Ltd.	4,600	24,254
Kohnan Shoji Co., Ltd.	2,400	56,624
Komeri Co., Ltd.	2,300	49,672
Konaka Co., Ltd.	8,100	31,826
LIXIL VIVA Corp.	4,600	82,878
Nishimatsuya Chain Co., Ltd.	4,100	35,388
Nojima Corp.	2,300	48,339
PAL GROUP Holdings Co., Ltd.	1,500	52,657
Sac’s Bar Holdings, Inc.	2,700	22,807
Sanrio Co., Ltd.(a)	2,657	52,541
Shimachu Co., Ltd.	3,900	107,050
Shimamura Co., Ltd.	2,300	176,085
T-Gaia Corp.	7,600	185,603
United Arrows Ltd.	1,700	48,337
VT Holdings Co., Ltd.	13,954	62,403
World Co., Ltd.	2,000	49,524
Xebio Holdings Co., Ltd.	3,300	40,083
Yellow Hat Ltd.	3,200	57,655

Total Specialty Retail		2,480,128

Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co., Ltd.	1,600	65,075
Maxell Holdings Ltd.	2,600	35,336
MCJ Co., Ltd.	8,100	62,236
Riso Kagaku Corp.	3,300	58,636
Roland DG Corp.(a)	1,100	22,066
Toshiba TEC Corp.	2,500	103,980
Wacom Co., Ltd.	7,600	31,120

Total Technology Hardware, Storage & Peripherals		378,449

Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.(a)	9,800	163,762
Baroque Japan Ltd.(a)	4,400	39,476
Descente Ltd.	2,700	51,354
Fujibo Holdings, Inc.	1,500	48,861
Goldwin, Inc.(a)	700	51,659
Gunze Ltd.	1,100	49,496
Japan Wool Textile Co., Ltd. (The)	5,800	60,255
Kurabo Industries Ltd.	1,800	42,087
Morito Co., Ltd.	3,200	23,026
Onward Holdings Co., Ltd.	15,839	95,027
Seiko Holdings Corp.	3,800	102,208
Seiren Co., Ltd.	4,100	59,533
Wacoal Holdings Corp.	4,600	124,317
Yondoshi Holdings, Inc.(a)	2,200	51,642

Total Textiles, Apparel & Luxury Goods		962,703

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.	2,100	43,440

Trading Companies & Distributors - 2.4%
Advan Co., Ltd.	3,600	41,408
Alconix Corp.(a)	2,000	26,483
Gecoss Corp.	3,400	34,696
Hanwa Co., Ltd.	4,700	124,425
Inaba Denki Sangyo Co., Ltd.	3,900	99,765
Inabata & Co., Ltd.	4,700	70,884
Kanaden Corp.	2,400	30,211
Kanamoto Co., Ltd.	1,800	46,725
Kanematsu Corp.	9,300	126,054
Kokusai Pulp & Paper Co., Ltd.(a)	2,900	7,979
Mitsui Matsushima Holdings Co., Ltd.	1,500	16,770
Nagase & Co., Ltd.	7,000	104,992
Nichiden Corp.	2,200	42,229
Nippon Steel Trading Corp.	3,596	175,043
Nishio Rent All Co., Ltd.	1,600	45,861
Onoken Co., Ltd.	3,100	40,535
Sanyo Trading Co., Ltd.	900	21,913
Trusco Nakayama Corp.(a)	2,300	59,302
Wakita & Co., Ltd.	4,300	44,236
Yamazen Corp.	7,800	78,592
Yuasa Trading Co., Ltd.	2,500	84,771

Total Trading Companies & Distributors		1,322,874

Transportation Infrastructure - 0.6%
Japan Airport Terminal Co., Ltd.(a)	1,900	106,473
Kamigumi Co., Ltd.	4,900	108,168
Mitsubishi Logistics Corp.(a)	2,900	75,972
Nissin Corp.	1,500	26,253

Total Transportation Infrastructure		316,866

TOTAL COMMON STOCKS (Cost: $55,931,402)		56,086,385

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%

United States - 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(b) (Cost: $3,188,310)(c)	3,188,310	3,188,310

TOTAL INVESTMENTS IN SECURITIES - 105.7% (Cost: $59,119,712)		59,274,695
Other Assets less Liabilities - (5.7)%		(3,209,280)

NET ASSETS - 100.0%		$56,065,415

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2019

(c)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,214,378 and the total market value of the collateral held by the Fund was $6,548,422. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,360,112.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/8/2020	1,262,099,397	JPY	11,614,034	USD	$173	$—
Bank of America N.A.	1/8/2020	12,644,909	USD	1,380,731,754	JPY	—	(60,987)
Bank of America N.A.	2/5/2020	11,774,374	USD	1,277,616,128	JPY	—	(882)
Citibank N.A.	1/8/2020	66,410,040	JPY	607,939	USD	3,186	—
Citibank N.A.	1/8/2020	1,262,049,457	JPY	11,614,034	USD	—	(287)
Citibank N.A.	1/8/2020	9,634,217	USD	1,051,946,666	JPY	—	(46,103)
Citibank N.A.	2/5/2020	11,774,374	USD	1,277,597,289	JPY	—	(709)
Commonwealth Bank of Australia	1/8/2020	12,644,909	USD	1,380,735,548	JPY	—	(61,022)
HSBC Holdings PLC	1/8/2020	1,262,070,362	JPY	11,614,034	USD	—	(95)
HSBC Holdings PLC	2/5/2020	11,774,374	USD	1,277,669,113	JPY	—	(1,371)
JP Morgan Chase Bank N.A.	1/8/2020	1,262,091,267	JPY	11,614,034	USD	98	—
JP Morgan Chase Bank N.A.	2/5/2020	11,774,374	USD	1,277,586,692	JPY	—	(611)
Royal Bank of Canada	1/8/2020	12,644,909	USD	1,380,652,092	JPY	—	(60,254)
Standard Chartered Bank	1/8/2020	12,644,909	USD	1,381,342,504	JPY	—	(66,607)
UBS AG	1/8/2020	467,923,196	JPY	4,300,990	USD	4,976	—
UBS AG	1/8/2020	961,573,015	JPY	8,848,788	USD	—	(113)
UBS AG	2/5/2020	8,970,953	USD	973,430,933	JPY	—	(755)

						$8,433	$(299,796)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

Japan - 99.5%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.	28,900	$507,395
Konoike Transport Co., Ltd.	25,500	389,510
Maruwa Unyu Kikan Co., Ltd.	10,500	231,691
SBS Holdings, Inc.	13,800	241,016

Total Air Freight & Logistics		1,369,612

Auto Components - 6.8%
Aisan Industry Co., Ltd.	62,300	452,882
Daido Metal Co., Ltd.	47,100	330,686
Daikyonishikawa Corp.	58,400	459,462
Eagle Industry Co., Ltd.	53,100	555,553
Exedy Corp.	42,825	979,251
FCC Co., Ltd.	24,600	538,065
Futaba Industrial Co., Ltd.	26,300	186,345
G-Tekt Corp.	24,000	385,369
H-One Co., Ltd.	10,900	84,953
Ichikoh Industries Ltd.	20,600	143,873
Kasai Kogyo Co., Ltd.	42,700	337,907
Keihin Corp.	43,921	1,036,645
Mitsuba Corp.	31,500	216,232
Musashi Seimitsu Industry Co., Ltd.	39,300	544,974
NHK Spring Co., Ltd.	151,600	1,388,010
Nifco, Inc.	49,772	1,373,968
Nihon Tokushu Toryo Co., Ltd.	12,300	170,904
Nippon Piston Ring Co., Ltd.(a)	11,700	172,687
Nissin Kogyo Co., Ltd.	49,100	1,003,009
NOK Corp.	113,700	1,716,878
Pacific Industrial Co., Ltd.	28,700	394,815
Piolax, Inc.	20,200	394,056
Press Kogyo Co., Ltd.	67,200	270,222
Sanoh Industrial Co., Ltd.(a)	46,500	542,126
Shoei Co., Ltd.(a)	6,200	296,094
Showa Corp.	40,400	844,617
Sumitomo Riko Co., Ltd.	45,600	415,404
Sumitomo Rubber Industries Ltd.(a)	256,000	3,149,501
T. RAD Co., Ltd.	11,800	223,025
Tachi-S Co., Ltd.	18,400	242,794
Taiho Kogyo Co., Ltd.	37,600	301,699
Tokai Rika Co., Ltd.	65,258	1,289,247
Topre Corp.	38,500	627,407
Toyo Tire Corp.(a)	76,200	1,104,348
Toyoda Gosei Co., Ltd.	79,400	2,005,549
Toyota Boshoku Corp.	152,900	2,483,262
TPR Co., Ltd.	23,600	469,503
TS Tech Co., Ltd.	42,800	1,348,884
Unipres Corp.	30,503	432,810
Yokohama Rubber Co., Ltd. (The)	99,500	1,951,088
Yorozu Corp.	22,300	301,437

Total Auto Components		31,165,541

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	44,700	429,827

Banks - 7.8%
77 Bank Ltd. (The)	42,200	711,391
Aomori Bank Ltd. (The)	15,262	411,059
Aozora Bank Ltd.	148,500	3,950,435
Awa Bank Ltd. (The)	18,275	411,829
Bank of Kyoto Ltd. (The)	22,400	968,760
Bank of Nagoya Ltd. (The)	12,269	384,976
Bank of Okinawa Ltd. (The)	12,280	415,831
Bank of the Ryukyus Ltd.	33,508	370,307
Chugoku Bank Ltd. (The)	76,500	784,886
Daishi Hokuetsu Financial Group, Inc.	22,955	644,240
Ehime Bank Ltd. (The)	20,299	220,221
FIDEA Holdings Co., Ltd.	329,700	421,700
Fukui Bank Ltd. (The)	13,848	250,009
Gunma Bank Ltd. (The)	280,700	997,011
Hachijuni Bank Ltd. (The)	287,500	1,264,550
Hiroshima Bank Ltd. (The)	213,400	1,052,518
Hokkoku Bank Ltd. (The)	13,362	427,264
Hokuhoku Financial Group, Inc.	92,500	980,538
Hyakugo Bank Ltd. (The)	158,000	505,949
Hyakujushi Bank Ltd. (The)	28,900	576,006
Iyo Bank Ltd. (The)	134,800	769,045
Jimoto Holdings, Inc.	216,700	227,318
Juroku Bank Ltd. (The)	21,800	515,337
Kansai Mirai Financial Group, Inc.	128,400	834,142
Keiyo Bank Ltd. (The)	112,342	654,359
Kiyo Bank Ltd. (The)	31,490	481,007
Kyushu Financial Group, Inc.	259,700	1,127,936
Mebuki Financial Group, Inc.	972,800	2,506,409
Michinoku Bank Ltd. (The)	18,300	252,083
Musashino Bank Ltd. (The)	20,400	353,844
Nanto Bank Ltd. (The)	19,100	489,122
Nishi-Nippon Financial Holdings, Inc.	145,300	1,145,821
North Pacific Bank Ltd.	309,315	697,328
Ogaki Kyoritsu Bank Ltd. (The)	26,742	587,377
San ju San Financial Group, Inc.	23,200	369,962
San-In Godo Bank Ltd. (The)	115,400	711,461
Senshu Ikeda Holdings, Inc.	333,240	637,809
Seven Bank Ltd.(a)	951,400	3,134,127
Shiga Bank Ltd. (The)	22,784	584,302
Shikoku Bank Ltd. (The)	35,600	341,996
Tochigi Bank Ltd. (The)	103,943	225,724
Toho Bank Ltd. (The)	224,900	564,966
Tokyo Kiraboshi Financial Group, Inc.	25,900	364,399
TOMONY Holdings, Inc.	72,377	277,054
Towa Bank Ltd. (The)	56,700	454,957
Yamagata Bank Ltd. (The)	20,600	306,891
Yamaguchi Financial Group, Inc.	142,800	977,623
Yamanashi Chuo Bank Ltd. (The)	26,000	279,917

Total Banks		35,621,796

Beverages - 0.3%
Sapporo Holdings Ltd.(a)	30,498	723,758
Takara Holdings, Inc.	60,411	558,666

Total Beverages		1,282,424

Biotechnology - 0.0%
Takara Bio, Inc.	6,200	117,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2019

Investments	Shares	Value
Building Products - 2.0%
Aica Kogyo Co., Ltd.	30,615	$1,021,204
Bunka Shutter Co., Ltd.	35,400	314,015
Central Glass Co., Ltd.	24,086	594,199
Eidai Co., Ltd.	58,500	193,251
Maeda Kosen Co., Ltd.(a)	6,200	124,542
Nichias Corp.	42,913	1,099,726
Nichiha Corp.	14,600	360,583
Nihon Flush Co., Ltd.	6,100	166,764
Nippon Sheet Glass Co., Ltd.	79,800	511,072
Nitto Boseki Co., Ltd.(a)	16,399	701,683
Noritz Corp.(a)	26,500	356,503
Okabe Co., Ltd.	30,600	258,203
Sanwa Holdings Corp.	111,966	1,266,218
Shin Nippon Air Technologies Co., Ltd.(a)	22,700	452,851
Sinko Industries Ltd.	18,400	325,249
Takara Standard Co., Ltd.	29,531	535,865
Takasago Thermal Engineering Co., Ltd.	40,972	738,948

Total Building Products		9,020,876

Capital Markets - 1.6%
GCA Corp.	47,700	440,240
GMO Financial Holdings, Inc.	116,600	635,171
Ichiyoshi Securities Co., Ltd.	35,688	211,484
IwaiCosmo Holdings, Inc.	42,400	509,541
Kyokuto Securities Co., Ltd.	9,200	62,900
Marusan Securities Co., Ltd.(a)	27,800	124,835
Matsui Securities Co., Ltd.(a)	453,000	3,609,828
Monex Group, Inc.	88,794	218,972
Morningstar Japan K.K.	37,544	141,643
Okasan Securities Group, Inc.	142,900	516,767
Sparx Group Co., Ltd.	187,100	432,133
Tokai Tokyo Financial Holdings, Inc.	190,700	573,811

Total Capital Markets		7,477,325

Chemicals - 9.0%
Achilles Corp.	6,700	112,083
ADEKA Corp.	62,225	948,190
Air Water, Inc.	93,900	1,382,471
Arakawa Chemical Industries Ltd.	3,300	49,921
Asahi Yukizai Corp.(a)	18,300	300,916
C.I. Takiron Corp.	72,100	490,287
Chugoku Marine Paints Ltd.	54,900	527,909
Daicel Corp.(a)	225,900	2,180,530
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,442	392,097
Denka Co., Ltd.	62,500	1,880,607
DIC Corp.(a)	80,100	2,236,977
DKS Co., Ltd.	5,900	239,420
Fujimi, Inc.(a)	23,200	659,655
Fujimori Kogyo Co., Ltd.	6,200	198,537
Fuso Chemical Co., Ltd.	18,400	547,725
Harima Chemicals Group, Inc.	18,300	202,407
JCU Corp.	15,500	462,112
JSP Corp.	18,223	328,660
Kaneka Corp.	36,600	1,185,480
KH Neochem Co., Ltd.(a)	14,800	318,130
Koatsu Gas Kogyo Co., Ltd.	19,400	158,699
Konishi Co., Ltd.	17,300	246,745
Kumiai Chemical Industry Co., Ltd.	48,424	446,922
Kureha Corp.	8,764	530,638
Lintec Corp.	55,765	1,254,103
Mitsubishi Gas Chemical Co., Inc.	243,100	3,744,646
Moriroku Holdings Co., Ltd.(a)	18,300	401,952
Nihon Nohyaku Co., Ltd.(a)	78,300	418,609
Nihon Parkerizing Co., Ltd.	53,800	582,184
Nippon Chemical Industrial Co., Ltd.(a)	12,600	365,797
Nippon Kayaku Co., Ltd.	87,800	1,094,723
Nippon Pillar Packing Co., Ltd.	19,500	272,560
Nippon Shokubai Co., Ltd.	19,100	1,193,366
Nippon Soda Co., Ltd.	14,918	407,011
NOF Corp.	35,100	1,178,882
Okamoto Industries, Inc.	10,787	402,496
Osaka Soda Co., Ltd.	17,700	513,043
Riken Technos Corp.	32,800	162,378
Sakai Chemical Industry Co., Ltd.	7,600	175,043
Sakata INX Corp.	42,800	467,876
Sanyo Chemical Industries Ltd.	10,635	530,404
Sekisui Plastics Co., Ltd.	42,600	325,355
Shikoku Chemicals Corp.	29,500	374,603
Stella Chemifa Corp.	5,400	160,000
Sumitomo Bakelite Co., Ltd.	18,218	689,828
Sumitomo Seika Chemicals Co., Ltd.	7,700	251,175
T Hasegawa Co., Ltd.	19,200	376,491
Taiyo Holdings Co., Ltd.	19,691	807,209
Takasago International Corp.	6,200	145,366
Tayca Corp.	8,100	144,373
Toagosei Co., Ltd.(a)	67,200	785,314
Tokai Carbon Co., Ltd.(a)	99,500	1,002,553
Tokuyama Corp.	28,000	737,649
Tokyo Ohka Kogyo Co., Ltd.	26,300	1,035,786
Toyo Ink SC Holdings Co., Ltd.(a)	46,402	1,138,754
Toyobo Co., Ltd.	53,853	825,573
Ube Industries Ltd.	79,393	1,737,989
Valqua Ltd.	18,037	435,676
Zeon Corp.	68,800	864,788

Total Chemicals		41,030,673

Commercial Services & Supplies - 1.8%
Aeon Delight Co., Ltd.	18,300	660,939
Bell System24 Holdings, Inc.	30,500	482,724
Central Security Patrols Co., Ltd.	2,200	127,131
Daiseki Co., Ltd.	12,607	367,160
Itoki Corp.	25,900	127,981
Kokuyo Co., Ltd.(a)	41,803	628,536
Mitsubishi Pencil Co., Ltd.(a)	17,700	266,783
NAC Co., Ltd.(a)	13,300	124,219
Nichiban Co., Ltd.	6,500	111,488
Nippon Kanzai Co., Ltd.	22,700	412,328
Nippon Parking Development Co., Ltd.	211,200	301,228
Okamura Corp.	42,776	438,486
Park24 Co., Ltd.	79,300	1,947,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2019

Investments	Shares	Value
Pilot Corp.	6,700	$272,501
Prestige International, Inc.	16,800	153,043
Relia, Inc.	36,100	461,070
Sato Holdings Corp.	15,938	503,035
Toppan Forms Co., Ltd.	55,100	621,602
Uchida Yoko Co., Ltd.	4,800	330,821

Total Commercial Services & Supplies		8,338,641

Communications Equipment - 0.0%
Uniden Holdings Corp.	11,700	208,431

Construction & Engineering - 5.1%
Asanuma Corp.	7,900	344,932
Daiho Corp.	6,100	161,600
Hazama Ando Corp.	138,700	1,215,021
Kandenko Co., Ltd.	91,138	879,722
Kumagai Gumi Co., Ltd.	25,700	787,495
Kyowa Exeo Corp.	53,666	1,366,403
Kyudenko Corp.	38,490	1,145,757
Maeda Corp.	72,187	710,080
Maeda Road Construction Co., Ltd.	54,994	1,353,153
Meisei Industrial Co., Ltd.	52,500	471,498
Mirait Holdings Corp.(a)	42,100	639,587
Nippo Corp.	42,758	926,177
Nippon Densetsu Kogyo Co., Ltd.	18,400	382,984
Nippon Koei Co., Ltd.	8,400	287,536
Nishimatsu Construction Co., Ltd.	46,607	1,059,299
Nittoc Construction Co., Ltd.	56,500	445,553
Okumura Corp.	32,970	913,179
OSJB Holdings Corp.	69,900	174,308
Penta-Ocean Construction Co., Ltd.	177,893	1,108,199
PS Mitsubishi Construction Co., Ltd.	61,700	416,727
Raito Kogyo Co., Ltd.	29,000	422,692
Raiznext Corp.	38,000	464,707
Sanki Engineering Co., Ltd.	36,300	515,398
Seikitokyu Kogyo Co., Ltd.	33,700	282,190
Shinnihon Corp.	18,300	158,962
SHO-BOND Holdings Co., Ltd.(a)	18,200	760,322
Sumitomo Densetsu Co., Ltd.	22,200	600,784
Sumitomo Mitsui Construction Co., Ltd.	109,460	639,587
Taihei Dengyo Kaisha Ltd.	15,700	334,731
Taikisha Ltd.	16,765	600,871
Tekken Corp.	13,900	360,946
Toa Corp.(a)	7,300	110,902
Toda Corp.	189,449	1,265,608
Tokyo Energy & Systems, Inc.	14,600	123,329
Tokyu Construction Co., Ltd.	67,200	482,937
Totetsu Kogyo Co., Ltd.(a)	16,479	482,201
Toyo Construction Co., Ltd.	41,400	199,238
Yokogawa Bridge Holdings Corp.	15,800	291,357
Yurtec Corp.	37,200	236,533

Total Construction & Engineering		23,122,505

Construction Materials - 0.4%
Asia Pile Holdings Corp.	21,400	119,332
Krosaki Harima Corp.	10,800	638,012
Shinagawa Refractories Co., Ltd.	11,400	371,346
Sumitomo Osaka Cement Co., Ltd.	20,040	880,525

Total Construction Materials		2,009,215

Consumer Finance - 1.0%
Credit Saison Co., Ltd.	140,300	2,454,201
J Trust Co., Ltd.(a)	32,400	127,901
Jaccs Co., Ltd.	30,600	788,406
Orient Corp.(a)	691,100	1,049,289

Total Consumer Finance		4,419,797

Containers & Packaging - 0.4%
FP Corp.	11,200	668,856
Fuji Seal International, Inc.	10,110	225,411
Pack Corp. (The)(a)	6,200	225,351
Rengo Co., Ltd.	86,200	661,521

Total Containers & Packaging		1,781,139

Distributors - 0.2%
Arata Corp.	6,200	258,440
Doshisha Co., Ltd.	23,900	398,058
Happinet Corp.	16,500	214,231

Total Distributors		870,729

Diversified Consumer Services - 0.4%
Benesse Holdings, Inc.	33,100	875,357
Meiko Network Japan Co., Ltd.(a)	21,886	208,035
Riso Kyoiku Co., Ltd.	79,300	281,664
Sprix Ltd.(a)	3,200	33,921
Studio Alice Co., Ltd.	13,860	242,191
Tokyo Individualized Educational Institute, Inc.(a)	30,200	197,860

Total Diversified Consumer Services		1,839,028

Diversified Financial Services - 1.0%
eGuarantee, Inc.	6,400	74,085
Financial Products Group Co., Ltd.	101,000	978,634
Fuyo General Lease Co., Ltd.	19,800	1,342,774
Japan Securities Finance Co., Ltd.	87,400	419,810
Mizuho Leasing Co., Ltd.	28,700	904,509
NEC Capital Solutions Ltd.	16,100	370,667
Ricoh Leasing Co., Ltd.	13,800	523,809

Total Diversified Financial Services		4,614,288

Diversified Telecommunication Services - 0.2%
ARTERIA Networks Corp.	20,200	327,141
Internet Initiative Japan, Inc.	14,900	403,777

Total Diversified Telecommunication Services		730,918

Electric Utilities - 0.5%
Hokkaido Electric Power Co., Inc.	62,800	306,271
Okinawa Electric Power Co., Inc. (The)	37,525	707,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2019

Investments	Shares	Value
Shikoku Electric Power Co., Inc.	129,500	$1,284,573

Total Electric Utilities		2,298,010

Electrical Equipment - 1.7%
Daihen Corp.	15,000	499,655
Denyo Co., Ltd.	18,400	350,815
Fujikura Ltd.	148,915	619,366
Furukawa Electric Co., Ltd.	34,300	890,048
GS Yuasa Corp.	34,900	759,498
Helios Techno Holding Co., Ltd.	16,900	71,690
Idec Corp.	14,536	302,557
Mabuchi Motor Co., Ltd.(a)	42,800	1,634,415
Nippon Carbon Co., Ltd.(a)	5,900	222,862
Nissin Electric Co., Ltd.	54,965	685,830
Nitto Kogyo Corp.	18,300	428,052
Sanyo Denki Co., Ltd.	6,200	309,786
SEC Carbon Ltd.(a)	1,900	165,742
Sinfonia Technology Co., Ltd.	18,800	238,903
Tatsuta Electric Wire and Cable Co., Ltd.	54,900	306,137
Toyo Tanso Co., Ltd.	6,900	144,381

Total Electrical Equipment		7,629,737

Electronic Equipment, Instruments & Components - 5.5%
Ai Holdings Corp.	28,500	510,600
Amano Corp.	42,835	1,314,513
Anritsu Corp.(a)	38,800	774,036
Canon Electronics, Inc.	42,200	816,236
Citizen Watch Co., Ltd.	214,000	1,175,597
CMK Corp.	30,500	189,160
CONEXIO Corp.	24,500	366,119
Daitron Co., Ltd.(a)	8,100	142,062
Daiwabo Holdings Co., Ltd.	16,439	1,018,031
Dexerials Corp.	54,500	553,149
Elematec Corp.	34,754	369,366
Enplas Corp.	7,600	250,711
ESPEC Corp.	18,300	378,882
FTGroup Co., Ltd.(a)	17,900	235,208
Furuno Electric Co., Ltd.	12,800	159,242
Hakuto Co., Ltd.	23,934	299,960
Hioki EE Corp.	6,100	213,297
Hochiki Corp.	11,700	189,590
Horiba Ltd.	23,300	1,571,557
Ibiden Co., Ltd.	55,100	1,320,778
Iriso Electronics Co., Ltd.	6,100	271,672
Japan Aviation Electronics Industry Ltd.	42,800	873,526
Japan Cash Machine Co., Ltd.(a)	35,500	294,322
Kaga Electronics Co., Ltd.	30,500	707,808
Koa Corp.(a)	20,847	262,230
Kyosan Electric Manufacturing Co., Ltd.(a)	59,800	344,466
Macnica Fuji Electronics Holdings, Inc.	45,200	781,512
Meiko Electronics Co., Ltd.(a)	12,200	276,387
Nippon Electric Glass Co., Ltd.(a)	73,900	1,659,902
Nippon Signal Co., Ltd.	33,000	443,644
Nissha Co., Ltd.	30,500	314,612
Nohmi Bosai Ltd.	18,291	413,704
Ohara, Inc.	10,900	147,139
Oki Electric Industry Co., Ltd.	67,200	939,285
Optex Group Co., Ltd.(a)	18,400	280,212
Osaki Electric Co., Ltd.	23,800	151,111
Restar Holdings Corp.	30,600	571,594
Riken Keiki Co., Ltd.	9,100	198,035
Ryoden Corp.	18,361	280,631
Ryosan Co., Ltd.	30,600	795,727
Sanshin Electronics Co., Ltd.	20,200	332,717
Satori Electric Co., Ltd.(a)	22,600	199,849
Siix Corp.(a)	21,100	295,701
Sumida Corp.(a)	12,900	152,889
Tachibana Eletech Co., Ltd.	26,300	450,615
Taiyo Yuden Co., Ltd.(a)	30,500	941,592
Tamura Corp.	30,500	200,667
Topcon Corp.	39,800	521,145
UMC Electronics Co., Ltd.(a)	24,800	102,920
V Technology Co., Ltd.(a)	6,000	307,522

Total Electronic Equipment, Instruments & Components		25,361,230

Energy Equipment & Services - 0.2%
Modec, Inc.	19,604	480,742
Toyo Kanetsu K.K.	9,200	203,429

Total Energy Equipment & Services		684,171

Entertainment - 1.5%
Akatsuki, Inc.(a)	2,700	145,342
Amuse, Inc.	6,200	171,723
Avex, Inc.	39,499	457,596
Capcom Co., Ltd.	42,726	1,191,256
Daiichikosho Co., Ltd.	25,300	1,333,968
GungHo Online Entertainment, Inc.(a)	18,349	391,040
Koei Tecmo Holdings Co., Ltd.	70,600	1,853,433
Marvelous, Inc.(a)	42,700	286,042
Toei Animation Co., Ltd.	11,600	597,746
Toei Co., Ltd.	2,531	378,223

Total Entertainment		6,806,369

Food & Staples Retailing - 2.7%
Ain Holdings, Inc.(a)	6,200	395,362
Arcs Co., Ltd.	30,494	647,340
Axial Retailing, Inc.	7,800	273,458
Cawachi Ltd.	15,200	309,525
Cocokara fine, Inc.	6,100	355,868
Cosmos Pharmaceutical Corp.	2,700	560,497
Create SD Holdings Co., Ltd.	20,300	522,280
Heiwado Co., Ltd.	24,663	469,771
Japan Meat Co., Ltd.	9,800	204,341
Kato Sangyo Co., Ltd.	14,116	468,910
Kobe Bussan Co., Ltd.	19,200	662,526
Kusuri no Aoki Holdings Co., Ltd.(a)	2,100	132,174
Life Corp.	18,300	437,482
Mitsubishi Shokuhin Co., Ltd.	22,100	629,395
Nihon Chouzai Co., Ltd.	6,100	214,138
Okuwa Co., Ltd.	30,300	408,182
Qol Holdings Co., Ltd.	14,600	205,549
San-A Co., Ltd.	8,100	362,609
Shoei Foods Corp.	5,600	209,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2019

Investments	Shares	Value
Sogo Medical Holdings Co., Ltd.	6,100	$112,991
Sugi Holdings Co., Ltd.	18,300	969,938
Sundrug Co., Ltd.	56,700	2,063,478
United Super Markets Holdings, Inc.	46,100	407,657
Valor Holdings Co., Ltd.	24,591	483,334
Yaoko Co., Ltd.	8,100	415,901
Yokohama Reito Co., Ltd.	34,700	319,301

Total Food & Staples Retailing		12,241,218

Food Products - 2.5%
Ariake Japan Co., Ltd.(a)	6,028	450,956
Chubu Shiryo Co., Ltd.	13,600	202,483
Feed One Co., Ltd.	127,700	219,737
Fuji Oil Holdings, Inc.	27,900	753,756
Fujicco Co., Ltd.	18,300	328,701
Hokuto Corp.	24,791	451,222
Itoham Yonekyu Holdings, Inc.	161,300	1,046,391
Kagome Co., Ltd.(a)	31,200	751,614
Kameda Seika Co., Ltd.	6,000	275,224
Kotobuki Spirits Co., Ltd.	6,200	459,259
Marudai Food Co., Ltd.	13,200	276,571
Maruha Nichiro Corp.	11,832	304,306
Megmilk Snow Brand Co., Ltd.	19,300	442,564
Mitsui Sugar Co., Ltd.	27,398	574,305
Morinaga & Co., Ltd.	13,887	669,592
Morinaga Milk Industry Co., Ltd.	13,382	547,963
Nippon Flour Mills Co., Ltd.	30,883	480,260
Nippon Suisan Kaisha Ltd.	77,500	464,964
Nisshin Oillio Group Ltd. (The)	18,300	637,364
Prima Meat Packers Ltd.	30,500	712,018
S Foods, Inc.	10,000	262,342
Sakata Seed Corp.	8,200	276,540
Showa Sangyo Co., Ltd.	17,800	511,028
Warabeya Nichiyo Holdings Co., Ltd.	8,100	129,913

Total Food Products		11,229,073

Gas Utilities - 0.3%
Nippon Gas Co., Ltd.	24,200	780,502
Saibu Gas Co., Ltd.(a)	14,700	343,845
Shizuoka Gas Co., Ltd.	18,292	160,071

Total Gas Utilities		1,284,418

Health Care Equipment & Supplies - 1.1%
Eiken Chemical Co., Ltd.	18,270	340,603
Hogy Medical Co., Ltd.	10,700	352,482
Jeol Ltd.	13,000	397,746
Mani, Inc.	18,000	518,426
Menicon Co., Ltd.	6,100	257,078
Nagaileben Co., Ltd.	18,226	402,507
Nakanishi, Inc.	30,500	584,320
Nihon Kohden Corp.	19,200	535,321
Nikkiso Co., Ltd.	18,400	243,979
Nipro Corp.	72,700	879,692
Paramount Bed Holdings Co., Ltd.	15,521	652,689

Total Health Care Equipment & Supplies		5,164,843

Health Care Providers & Services - 1.2%
As One Corp.(a)	6,100	573,094
BML, Inc.	12,200	353,062
Japan Lifeline Co., Ltd.(a)	22,100	303,614
Miraca Holdings, Inc.	50,300	1,241,821
NichiiGakkan Co., Ltd.	34,100	518,678
Ship Healthcare Holdings, Inc.	17,007	790,295
Solasto Corp.(a)	42,700	504,110
Toho Holdings Co., Ltd.	19,300	431,020
Tokai Corp.	9,000	233,623
Tsukui Corp.	25,000	136,186
Vital KSK Holdings, Inc.	32,800	316,606
WIN-Partners Co., Ltd.	23,700	312,511

Total Health Care Providers & Services		5,714,620

Health Care Technology - 0.0%
EM Systems Co., Ltd.	20,000	179,802

Hotels, Restaurants & Leisure - 2.1%
Aeon Fantasy Co., Ltd.	7,300	196,346
Create Restaurants Holdings, Inc.	18,300	315,567
Doutor Nichires Holdings Co., Ltd.	18,253	363,800
Fuji Kyuko Co., Ltd.(a)	5,901	229,415
Hiday Hidaka Corp.(a)	18,898	351,093
HIS Co., Ltd.(a)	18,000	519,255
Ichibanya Co., Ltd.	12,336	653,834
KOMEDA Holdings Co., Ltd.	24,200	473,423
Koshidaka Holdings Co., Ltd.	13,700	208,006
Kura Sushi, Inc.	4,400	219,038
Kyoritsu Maintenance Co., Ltd.	6,200	295,523
MOS Food Services, Inc.	11,800	327,371
Ohsho Food Service Corp.	9,200	549,418
Pepper Food Service Co., Ltd.(a)	6,200	71,827
Plenus Co., Ltd.	30,668	552,828
Renaissance, Inc.	7,100	114,332
Resorttrust, Inc.	55,108	940,652
Round One Corp.	25,037	243,747
Royal Holdings Co., Ltd.(a)	8,800	200,171
Saizeriya Co., Ltd.	6,900	169,079
SFP Holdings Co., Ltd.(a)	8,100	177,839
St. Marc Holdings Co., Ltd.	17,700	379,489
Sushiro Global Holdings Ltd.	6,100	525,944
Tokyo Dome Corp.	42,700	426,705
Tokyotokeiba Co., Ltd.(a)	7,942	251,396
Tosho Co., Ltd.(a)	2,800	64,438
Yoshinoya Holdings Co., Ltd.	11,900	317,771
Zensho Holdings Co., Ltd.	23,200	527,084

Total Hotels, Restaurants & Leisure		9,665,391

Household Durables - 4.2%
Casio Computer Co., Ltd.	183,000	3,689,469
Cleanup Corp.	42,800	281,986
ES-Con Japan Ltd.(a)	65,700	566,468
FJ Next Co., Ltd.(a)	22,400	236,419
France Bed Holdings Co., Ltd.	3,600	32,033
Fujitsu General Ltd.	37,200	841,728
Haseko Corp.	440,600	5,963,861
Hinokiya Group Co., Ltd.	10,800	215,851
Hoosiers Holdings(a)	42,700	282,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2019

Investments	Shares	Value
JVCKenwood Corp.	98,500	$248,346
Ki-Star Real Estate Co., Ltd.(a)	16,400	323,699
Nihon House Holdings Co., Ltd.	66,000	301,228
Pressance Corp.(a)	31,700	390,288
Sanei Architecture Planning Co., Ltd.(a)	17,100	259,155
Sangetsu Corp.	36,000	684,389
Space Value Holdings Co., Ltd.(a)	63,300	312,787
Starts Corp., Inc.	29,900	766,243
Sumitomo Forestry Co., Ltd.	103,900	1,544,040
Tama Home Co., Ltd.(a)	26,200	397,551
Tamron Co., Ltd.	18,666	432,663
Toa Corp.	18,352	194,539
Token Corp.	7,900	535,753
Zojirushi Corp.(a)	37,900	717,720

Total Household Durables		19,218,329

Household Products - 0.1%
Earth Corp.(a)	9,800	514,010
ST Corp.	8,500	134,764

Total Household Products		648,774

Independent Power & Renewable Electricity Producers - 0.1%
eRex Co., Ltd.	10,300	172,591
West Holdings Corp.	14,500	243,501

Total Independent Power & Renewable Electricity Producers		416,092

Industrial Conglomerates - 0.5%
Mie Kotsu Group Holdings, Inc.	43,900	249,645
Nisshinbo Holdings, Inc.	123,500	1,187,555
TOKAI Holdings Corp.	82,400	833,288

Total Industrial Conglomerates		2,270,488

Interactive Media & Services - 0.6%
Dip Corp.	32,700	973,402
LIFULL Co., Ltd.(a)	22,800	116,439
Mixi, Inc.	79,400	1,512,381
MTI Ltd.	27,600	181,587

Total Interactive Media & Services		2,783,809

Internet & Direct Marketing Retail - 0.1%
ASKUL Corp.	13,665	414,948
Belluna Co., Ltd.	38,984	255,410

Total Internet & Direct Marketing Retail		670,358

IT Services - 1.8%
Comture Corp.(a)	6,500	140,557
Digital Garage, Inc.	6,200	261,578
DTS Corp.	21,982	514,987
Future Corp.	18,300	305,631
GMO Internet, Inc.	37,972	725,023
Ines Corp.	11,500	144,762
Infocom Corp.	11,900	294,010
Information Services International-Dentsu Ltd.(a)	12,900	513,982
Itfor, Inc.	12,300	102,995
JBCC Holdings, Inc.	11,500	198,730
Kanematsu Electronics Ltd.	18,300	615,473
LAC Co., Ltd.(a)	6,100	63,484
Mitsubishi Research Institute, Inc.	8,400	334,299
NEC Networks & System Integration Corp.	29,179	1,039,087
NET One Systems Co., Ltd.	23,558	606,319
NS Solutions Corp.	30,480	1,009,689
NSD Co., Ltd.	36,800	608,847
TDC Soft, Inc.(a)	11,800	117,267
TechMatrix Corp.	6,200	134,069
Transcosmos, Inc.	14,100	385,082

Total IT Services		8,115,871

Leisure Products - 0.8%
Furyu Corp.	21,500	212,478
GLOBERIDE, Inc.(a)	6,100	153,068
Heiwa Corp.	75,200	1,581,847
Mizuno Corp.	16,123	409,918
Tomy Co., Ltd.	38,700	504,605
Universal Entertainment Corp.	23,700	810,172

Total Leisure Products		3,672,088

Life Sciences Tools & Services - 0.0%
EPS Holdings, Inc.	11,500	147,513

Machinery - 6.9%
Aichi Corp.	42,700	293,114
Aida Engineering Ltd.	55,000	497,493
Anest Iwata Corp.	15,700	153,136
Asahi Diamond Industrial Co., Ltd.	23,900	141,850
Bando Chemical Industries Ltd.	32,393	276,313
CKD Corp.	33,941	574,038
DMG Mori Co., Ltd.(a)	67,100	1,043,469
Ebara Corp.(a)	37,000	1,132,045
Fujitec Co., Ltd.	48,761	798,213
Furukawa Co., Ltd.	33,600	447,072
Giken Ltd.	9,100	422,029
Glory Ltd.	26,000	791,902
Harmonic Drive Systems, Inc.(a)	17,000	824,385
Hirata Corp.	4,600	299,259
Hitachi Zosen Corp.	115,100	436,358
Hokuetsu Industries Co., Ltd.	20,718	251,266
Hosokawa Micron Corp.	6,600	285,135
Iwaki Co., Ltd.	10,400	118,379
Japan Steel Works Ltd. (The)	40,604	805,915
Juki Corp.(a)	24,600	199,652
Kato Works Co., Ltd.	16,100	243,852
Kito Corp.	13,600	215,498
Kitz Corp.	54,989	391,640
Kurita Water Industries Ltd.	39,300	1,177,101
Kyokuto Kaihatsu Kogyo Co., Ltd.	23,480	347,636
Makino Milling Machine Co., Ltd.	10,415	481,098
Max Co., Ltd.	31,700	639,980
Meidensha Corp.	18,400	410,074
METAWATER Co., Ltd.	10,000	402,116
Mitsubishi Logisnext Co., Ltd.	18,400	235,344
Mitsuboshi Belting Ltd.	19,646	381,079
Morita Holdings Corp.	16,605	278,698
Nabtesco Corp.(a)	55,100	1,655,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2019

Investments	Shares	Value
Nachi-Fujikoshi Corp.	8,200	$363,313
Nippon Thompson Co., Ltd.	42,800	204,794
Nissei ASB Machine Co., Ltd.	6,200	271,847
Nissei Plastic Industrial Co., Ltd.(a)	15,600	144,265
Nitta Corp.	14,300	427,651
Nitto Kohki Co., Ltd.	11,300	244,040
Nittoku Co., Ltd.	4,600	161,058
Noritake Co., Ltd.	6,100	262,692
NTN Corp.	458,600	1,455,873
Obara Group, Inc.	10,879	369,891
Oiles Corp.	21,400	327,474
OKUMA Corp.	13,070	697,548
Organo Corp.	6,200	383,952
OSG Corp.	36,100	694,263
Pegasus Sewing Machine Manufacturing Co., Ltd.	21,200	98,514
Rheon Automatic Machinery Co., Ltd.	6,200	89,969
Ryobi Ltd.	19,300	347,018
Shibuya Corp.(a)	10,600	298,956
Shima Seiki Manufacturing Ltd.(a)	8,600	202,032
Shinmaywa Industries Ltd.	58,285	794,296
Sodick Co., Ltd.(a)	29,100	260,809
Star Micronics Co., Ltd.	25,534	370,058
Tadano Ltd.(a)	51,700	476,206
Takeuchi Manufacturing Co., Ltd.	18,300	277,173
Takuma Co., Ltd.	23,700	286,123
THK Co., Ltd.(a)	80,000	2,184,863
Tocalo Co., Ltd.	42,700	441,636
Torishima Pump Manufacturing Co., Ltd.	16,800	142,377
Toshiba Machine Co., Ltd.	17,461	475,588
Tsubaki Nakashima Co., Ltd.(a)	30,500	448,765
Tsubakimoto Chain Co.	20,145	716,452
Tsugami Corp.	29,900	307,873
Union Tool Co.	9,000	281,573
YAMABIKO Corp.	35,600	391,788
Yushin Precision Equipment Co., Ltd.	13,500	126,335

Total Machinery		31,677,612

Marine - 0.5%
Iino Kaiun Kaisha Ltd.	91,500	313,209
Japan Transcity Corp.	17,100	86,700
Mitsui OSK Lines Ltd.	42,000	1,169,082
Nippon Yusen K.K.	27,500	501,288
NS United Kaiun Kaisha Ltd.	20,600	426,122

Total Marine		2,496,401

Media - 0.7%
AOI TYO Holdings, Inc.(a)	5,000	33,080
F@N Communications, Inc.(a)	58,900	261,236
Gakken Holdings Co., Ltd.	3,900	279,199
Intage Holdings, Inc.	15,600	134,073
SKY Perfect JSAT Holdings, Inc.	287,500	1,283,069
Tow Co., Ltd.(a)	16,400	141,854
Tv Tokyo Holdings Corp.(a)	10,000	224,615
ValueCommerce Co., Ltd.(a)	6,200	133,727
Wowow, Inc.	18,300	465,604
Zenrin Co., Ltd.	11,780	197,282

Total Media		3,153,739

Metals & Mining - 2.3%
Asahi Holdings, Inc.	42,700	1,063,227
Daido Steel Co., Ltd.	25,800	1,140,732
Daiki Aluminium Industry Co., Ltd.	30,900	217,515
Dowa Holdings Co., Ltd.	30,600	1,147,412
Godo Steel Ltd.	13,900	360,946
Hakudo Co., Ltd.(a)	18,298	265,020
Kobe Steel Ltd.	192,500	1,043,317
Kyoei Steel Ltd.	22,514	443,133
Mitsui Mining & Smelting Co., Ltd.	32,600	877,133
Nippon Light Metal Holdings Co., Ltd.	455,600	989,387
Nippon Yakin Kogyo Co., Ltd.(a)	10,610	228,163
Pacific Metals Co., Ltd.	11,700	276,041
Sanyo Special Steel Co., Ltd.	30,500	443,432
Toho Titanium Co., Ltd.	18,300	157,952
Toho Zinc Co., Ltd.	5,596	106,745
Tokyo Rope Manufacturing Co., Ltd.	17,100	204,712
Tokyo Steel Manufacturing Co., Ltd.	52,600	382,369
Topy Industries Ltd.	18,300	339,815
UACJ Corp.(a)	35,663	819,749

Total Metals & Mining		10,506,800

Multiline Retail - 1.5%
H2O Retailing Corp.	82,700	933,728
Izumi Co., Ltd.	26,600	963,156
J. Front Retailing Co., Ltd.	171,100	2,408,861
Parco Co., Ltd.	55,000	933,747
Seria Co., Ltd.	25,200	688,696
Takashimaya Co., Ltd.	72,600	820,362

Total Multiline Retail		6,748,550

Oil, Gas & Consumable Fuels - 0.9%
Cosmo Energy Holdings Co., Ltd.	65,100	1,506,570
Fuji Oil Co., Ltd.	80,300	180,292
Itochu Enex Co., Ltd.	91,681	778,666
Iwatani Corp.(a)	18,433	630,123
Sala Corp.	74,300	436,878
San-Ai Oil Co., Ltd.	41,916	460,526

Total Oil, Gas & Consumable Fuels		3,993,055

Paper & Forest Products - 0.4%
Daiken Corp.	18,300	334,763
Daio Paper Corp.	32,678	449,539
Hokuetsu Corp.	80,432	418,165
Nippon Paper Industries Co., Ltd.	34,800	591,768

Total Paper & Forest Products		1,794,235

Personal Products - 0.4%
Mandom Corp.	21,306	588,157
Milbon Co., Ltd.	6,200	353,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2019

Investments	Shares	Value
Noevir Holdings Co., Ltd.	19,500	$1,049,690

Total Personal Products		1,991,562

Pharmaceuticals - 1.6%
Fuji Pharma Co., Ltd.	6,200	76,334
JCR Pharmaceuticals Co., Ltd.	3,300	269,041
Kaken Pharmaceutical Co., Ltd.	26,300	1,461,716
KYORIN Holdings, Inc.	54,985	965,874
Mochida Pharmaceutical Co., Ltd.	15,622	633,936
Nichi-iko Pharmaceutical Co., Ltd.	32,800	410,773
Sawai Pharmaceutical Co., Ltd.	18,424	1,173,168
Seikagaku Corp.	30,600	347,462
Torii Pharmaceutical Co., Ltd.	11,900	335,072
Towa Pharmaceutical Co., Ltd.	13,300	348,303
Tsumura & Co.	31,600	933,389
ZERIA Pharmaceutical Co., Ltd.	18,300	354,297

Total Pharmaceuticals		7,309,365

Professional Services - 1.8%
Altech Corp.	21,960	397,674
BayCurrent Consulting, Inc.	5,200	266,998
Benefit One, Inc.	38,500	800,998
en-japan, Inc.	13,200	579,986
FULLCAST Holdings Co., Ltd.	13,500	309,441
Funai Soken Holdings, Inc.	13,610	310,710
Gakujo Co., Ltd.	6,200	130,989
IR Japan Holdings Ltd.	5,200	232,307
JAC Recruitment Co., Ltd.	18,400	328,974
Link And Motivation, Inc.(a)	20,800	121,728
Meitec Corp.	18,300	1,035,611
Nisso Corp.	500	5,153
Nomura Co., Ltd.	40,300	539,558
Outsourcing, Inc.(a)	36,200	385,734
Quick Co., Ltd.	6,200	94,876
SMS Co., Ltd.	5,000	139,176
Space Co., Ltd.	22,000	258,514
Tanseisha Co., Ltd.	32,800	398,701
TechnoPro Holdings, Inc.	11,000	774,327
Trust Tech, Inc.	15,800	184,933
UT Group Co., Ltd.	6,200	187,697
World Holdings Co., Ltd.(a)	12,300	219,233
YAMADA Consulting Group Co., Ltd.(a)	3,000	44,748
Yumeshin Holdings Co., Ltd.(a)	60,000	489,717

Total Professional Services		8,237,783

Real Estate Management & Development - 2.8%
Daibiru Corp.	49,500	598,054
Dear Life Co., Ltd.	42,700	230,248
Goldcrest Co., Ltd.(a)	21,500	412,096
Heiwa Real Estate Co., Ltd.	18,368	507,053
Ichigo, Inc.	229,100	971,844
Japan Property Management Center Co., Ltd.	20,900	246,742
Katitas Co., Ltd.(a)	8,900	394,327
Keihanshin Building Co., Ltd.	33,100	436,460
Kenedix, Inc.	64,200	336,138
Mugen Estate Co., Ltd.(a)	23,000	168,042
Open House Co., Ltd.	56,800	1,635,924
Raysum Co., Ltd.	42,700	421,990
SAMTY Co., Ltd.	36,100	746,083
Shinoken Group Co., Ltd.(a)	29,800	353,459
Star Mica Holdings Co., Ltd.	7,800	125,604
Sun Frontier Fudousan Co., Ltd.	37,100	446,873
Takara Leben Co., Ltd.	82,300	383,953
TOC Co., Ltd.	24,200	200,191
Tokyo Tatemono Co., Ltd.(a)	132,800	2,088,385
Tosei Corp.	30,500	418,735
Unizo Holdings Co., Ltd.	31,300	1,474,635

Total Real Estate Management & Development		12,596,836

Road & Rail - 1.3%
Fukuyama Transporting Co., Ltd.	15,211	558,471
Hamakyorex Co., Ltd.	6,100	201,228
Ichinen Holdings Co., Ltd.	21,600	319,006
Maruzen Showa Unyu Co., Ltd.	9,100	268,792
Nankai Electric Railway Co., Ltd.	20,800	567,682
Nikkon Holdings Co., Ltd.	30,560	772,190
Nishi-Nippon Railroad Co., Ltd.	18,300	424,348
Sakai Moving Service Co., Ltd.(a)	5,300	339,922
Seino Holdings Co., Ltd.	80,100	1,088,638
Senko Group Holdings Co., Ltd.	86,456	742,245
Sotetsu Holdings, Inc.	31,400	856,692

Total Road & Rail		6,139,214

Semiconductors & Semiconductor Equipment - 2.1%
Ferrotec Holdings Corp.	30,500	259,324
Japan Material Co., Ltd.	18,300	307,652
Lasertec Corp.	18,000	920,911
Micronics Japan Co., Ltd.(a)	17,300	195,486
Mimasu Semiconductor Industry Co., Ltd.	9,327	188,729
NuFlare Technology, Inc.	5,800	637,239
Optorun Co., Ltd.	21,900	607,578
Sanken Electric Co., Ltd.	6,600	203,754
SCREEN Holdings Co., Ltd.	24,200	1,667,891
Shibaura Mechatronics Corp.	6,200	228,489
Shindengen Electric Manufacturing Co., Ltd.	6,200	216,793
Shinko Electric Industries Co., Ltd.	67,253	798,310
Tokyo Seimitsu Co., Ltd.	40,800	1,599,337
Ulvac, Inc.	29,700	1,187,453
Yamaichi Electronics Co., Ltd.(a)	23,900	376,506

Total Semiconductors & Semiconductor Equipment		9,395,452

Software - 0.5%
Broadleaf Co., Ltd.(a)	39,300	241,206
Computer Engineering & Consulting Ltd.	10,300	195,243
Digital Arts, Inc.	700	35,942
Fuji Soft, Inc.	6,200	240,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2019

Investments	Shares	Value
Fukui Computer Holdings, Inc.	6,100	$199,264
Infomart Corp.(a)	29,400	266,473
Miroku Jyoho Service Co., Ltd.	6,100	184,670
SRA Holdings	18,300	452,974
Systena Corp.	22,500	367,702
UNITED, Inc.(a)	19,700	251,428

Total Software		2,435,657

Specialty Retail - 4.3%
Adastria Co., Ltd.	19,900	455,773
Alpen Co., Ltd.(a)	27,000	441,491
AOKI Holdings, Inc.	93,254	970,511
Aoyama Trading Co., Ltd.	39,400	557,238
Arcland Sakamoto Co., Ltd.	20,516	235,979
Autobacs Seven Co., Ltd.	55,200	873,651
Bic Camera, Inc.	87,000	997,488
Chiyoda Co., Ltd.	35,891	531,718
DCM Holdings Co., Ltd.(a)	78,845	771,219
EDION Corp.	67,239	750,503
Geo Holdings Corp.	20,100	249,319
Honeys Holdings Co., Ltd.	14,200	234,413
IDOM, Inc.	83,860	484,602
JINS Holdings, Inc.(a)	5,300	359,917
Joshin Denki Co., Ltd.	14,600	349,970
Joyful Honda Co., Ltd.	44,500	571,631
K’s Holdings Corp.	128,196	1,688,047
Kohnan Shoji Co., Ltd.	15,100	356,259
Komeri Co., Ltd.	16,837	363,620
LIXIL VIVA Corp.	42,800	771,129
Nishimatsuya Chain Co., Ltd.	39,000	336,618
Nojima Corp.	20,200	424,539
PAL GROUP Holdings Co., Ltd.	12,400	435,298
PC Depot Corp.	31,900	162,912
Sac’s Bar Holdings, Inc.	15,900	134,311
Sanrio Co., Ltd.(a)	24,842	491,239
Shimachu Co., Ltd.	30,464	836,201
Shimamura Co., Ltd.	18,300	1,401,021
T-Gaia Corp.	61,200	1,494,592
United Arrows Ltd.	12,629	359,085
VT Holdings Co., Ltd.	85,800	383,702
World Co., Ltd.	16,300	403,619
Xebio Holdings Co., Ltd.	32,600	395,970
Yellow Hat Ltd.	27,500	495,468

Total Specialty Retail		19,769,053

Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co., Ltd.	16,500	671,083
Maxell Holdings Ltd.	22,200	301,720
MCJ Co., Ltd.	60,300	463,313
Riso Kagaku Corp.	26,100	463,760
Roland DG Corp.(a)	6,400	128,383
Toshiba TEC Corp.	18,300	761,132
Wacom Co., Ltd.	61,811	253,102

Total Technology Hardware, Storage & Peripherals		3,042,493

Textiles, Apparel & Luxury Goods - 1.8%
Asics Corp.	77,200	1,290,041
Baroque Japan Ltd.(a)	39,600	355,280
Descente Ltd.	21,553	409,938
Fujibo Holdings, Inc.	10,200	332,257
Goldwin, Inc.(a)	8,000	590,384
Gunze Ltd.	8,383	377,206
Japan Wool Textile Co., Ltd. (The)	55,025	571,642
Kurabo Industries Ltd.	16,776	392,250
Morito Co., Ltd.	19,600	141,037
Onward Holdings Co., Ltd.	130,633	783,738
Seiko Holdings Corp.	29,700	798,832
Seiren Co., Ltd.	31,511	457,551
Wacoal Holdings Corp.	41,700	1,126,965
Yondoshi Holdings, Inc.	18,300	429,568

Total Textiles, Apparel & Luxury Goods		8,056,689

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.(a)	18,300	378,545

Trading Companies & Distributors - 2.5%
Advan Co., Ltd.	30,500	350,817
Alconix Corp.(a)	18,300	242,316
Gecoss Corp.	42,100	429,619
Hanwa Co., Ltd.	40,322	1,067,462
Inaba Denki Sangyo Co., Ltd.	35,188	900,139
Inabata & Co., Ltd.	42,741	644,605
Kamei Corp.	21,200	262,769
Kanaden Corp.	18,300	230,360
Kanamoto Co., Ltd.	16,728	434,228
Kanematsu Corp.	74,300	1,007,075
Kokusai Pulp & Paper Co., Ltd.(a)	39,400	108,402
Nagase & Co., Ltd.	54,904	823,497
Nichiden Corp.	18,300	351,266
Nippon Steel Trading Corp.	30,600	1,489,524
Nishio Rent All Co., Ltd.	12,700	364,026
Onoken Co., Ltd.	21,600	282,435
Sanyo Trading Co., Ltd.	12,600	306,783
Trusco Nakayama Corp.(a)	18,400	474,413
Wakita & Co., Ltd.	31,000	318,914
Yamazen Corp.	63,606	640,888
Yuasa Trading Co., Ltd.	20,600	698,514

Total Trading Companies & Distributors		11,428,052

Transportation Infrastructure - 0.5%
Japan Airport Terminal Co., Ltd.(a)	16,100	902,222
Kamigumi Co., Ltd.	43,000	949,225
Mitsubishi Logistics Corp.	23,800	623,497

Total Transportation Infrastructure		2,474,944

TOTAL COMMON STOCKS (Cost: $457,702,568)		455,278,360

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

United States - 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(b) (Cost: $16,276,662)(c)	16,276,662	16,276,662

TOTAL INVESTMENTS IN SECURITIES - 103.1% (Cost: $473,979,230)		471,555,022
Other Assets less Liabilities - (3.1)%		(13,967,331)

NET ASSETS - 100.0%		$457,587,691

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(c)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $41,182,824 and the total market value of the collateral held by the Fund was $43,434,672. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $27,158,010.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

Bahrain - 3.3%
Ahli United Bank BSC	522,795	$548,935
Bahrain Telecommunications Co. BSC	51,285	52,639
GFH Financial Group BSC	272,545	62,685

Total Bahrain		664,259

Egypt - 2.7%
Commercial International Bank Egypt SAE	38,054	196,837
Credit Agricole Egypt SAE	24,706	67,176
Eastern Co. SAE	110,962	107,713
Egyptian Financial Group-Hermes Holding Co.	42,980	45,444
ElSewedy Electric Co.	67,951	48,687
Heliopolis Housing	5,742	8,450
Orascom Construction PLC	5,675	35,167
Oriental Weavers	29,585	19,465
Sidi Kerir Petrochemicals Co.	15,499	8,672
Talaat Moustafa Group	30,011	15,277
Telecom Egypt Co.	13,663	8,564

Total Egypt		561,452

Jordan - 3.2%
Arab Bank PLC	74,574	604,796
Jordan Petroleum Refinery Co.	11,178	50,924

Total Jordan		655,720

Kuwait - 16.1%
Agility Public Warehousing Co. KSC	35,323	95,266
Ahli United Bank	39,086	44,073
Boubyan Bank KSCP	24,557	51,899
Burgan Bank SAK	68,388	68,546
Gulf Bank KSCP	135,448	135,314
Heavy Engineering & Ship Building Co. KSCP Class B	15,968	21,322
Humansoft Holding Co. KSC	10,680	106,061
Kuwait Finance House KSCP	213,550	571,016
Kuwait International Bank KSCP	43,357	39,169
Kuwait Projects Co. Holding KSCP	61,902	44,084
Mabanee Co. SAK	11,379	33,953
Mobile Telecommunications Co. KSC	235,895	466,657
National Bank of Kuwait SAKP	455,752	1,607,829

Total Kuwait		3,285,189

Morocco - 2.3%
Attijariwafa Bank	4,672	243,863
Maroc Telecom	14,696	235,197

Total Morocco		479,060

Oman - 1.2%
Bank Muscat SAOG	220,061	248,037

Qatar - 24.4%
Aamal Co.	291,546	65,099
Al Meera Consumer Goods Co. QSC	5,059	21,259
Barwa Real Estate Co.	285,033	277,126
Commercial Bank PSQC (The)	133,737	172,635
Doha Bank QPSC	115,230	80,069
Industries Qatar QSC	220,046	621,278
Masraf Al Rayan QSC	415,227	451,606
Medicare Group	11,404	26,466
Mesaieed Petrochemical Holding Co.	236,900	163,312
Ooredoo QPSC	53,270	103,585
Qatar Aluminum Manufacturing Co.	121,324	26,024
Qatar Electricity & Water Co. QSC	50,347	222,489
Qatar Fuel QSC	34,176	214,949
Qatar Gas Transport Co., Ltd.	245,549	161,182
Qatar Insurance Co. SAQ	136,119	118,137
Qatar International Islamic Bank QSC	62,452	166,036
Qatar Islamic Bank SAQ	78,846	331,972
Qatar National Bank QPSC	275,749	1,559,372
Qatar National Cement Co. QSC	26,841	41,651
United Development Co. QSC	256,792	107,202
Vodafone Qatar QSC	164,473	52,400

Total Qatar		4,983,849

Saudi Arabia - 27.3%
Abdullah Al Othaim Markets Co.	1,367	29,699
Advanced Petrochemical Co.	5,200	68,478
Al Rajhi Bank	51,647	900,411
Alinma Bank	27,541	186,113
Almarai Co. JSC	3,001	39,599
Arab National Bank	5,945	43,423
Bank Al-Jazira	20,126	80,691
Bank AlBilad	6,267	44,940
Banque Saudi Fransi	22,806	230,413
Bupa Arabia for Cooperative Insurance Co.	356	9,718
Jarir Marketing Co.	2,650	116,983
Kingdom Holding Co.	8,960	18,033
Mouwasat Medical Services Co.	770	18,063
National Commercial Bank	55,944	734,476
National Petrochemical Co.	2,403	15,207
Riyad Bank	45,356	290,178
Sahara International Petrochemical Co.	5,167	24,738
Samba Financial Group	52,391	453,200
Saudi Airlines Catering Co.	1,917	52,533
Saudi Arabian Fertilizer Co.	6,071	125,424
Saudi Basic Industries Corp.	36,660	917,648
Saudi British Bank (The)	5,440	50,321
Saudi Cement Co.	3,003	56,117
Saudi Electricity Co.	21,726	117,106
Saudi Ground Services Co.	4,204	39,336
Saudi Industrial Investment Group	12,714	81,341
Saudi Telecom Co.	19,369	525,621
Southern Province Cement Co.	2,418	41,511
Yanbu Cement Co.	1,915	19,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2019

Investments	Shares	Value
Yanbu National Petrochemical Co.	16,177	$241,062

Total Saudi Arabia		5,571,858

United Arab Emirates - 19.4%
Abu Dhabi Commercial Bank PJSC	252,496	544,429
Abu Dhabi Islamic Bank PJSC	92,338	135,497
Abu Dhabi National Oil Co. for Distribution PJSC	109,284	88,066
Aldar Properties PJSC	524,219	308,268
Arabtec Holding PJSC	8,316	2,921
Aramex PJSC	46,180	44,883
Dana Gas PJSC	392,407	102,451
Dubai Investments PJSC	260,139	92,068
Dubai Islamic Bank PJSC	221,379	332,085
Emaar Development PJSC	108,360	115,642
Emaar Malls PJSC	202,028	100,652
Emaar Properties PJSC	225,565	246,865
Emirates NBD Bank PJSC	67,069	237,371
Emirates Telecommunications Group Co. PJSC	166,307	740,722
First Abu Dhabi Bank PJSC	211,478	872,822

Total United Arab Emirates		3,964,742

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $16,494,019)		20,414,166
Other Assets less Liabilities - 0.1%		17,286

NET ASSETS - 100.0%		$20,431,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Modern Tech Platforms Fund (PLAT)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

Argentina - 1.5%
MercadoLibre, Inc.*	36	$20,590

Canada - 3.4%
Ritchie Bros Auctioneers, Inc.	506	21,733
Stars Group, Inc. (The)*	948	24,733

Total Canada		46,466

China - 16.3%
51job, Inc. ADR*	190	16,131
58.com, Inc. ADR*	250	16,183
Alibaba Group Holding Ltd. ADR*	101	21,422
Autohome, Inc. ADR*(a)	133	10,641
Baidu, Inc. ADR*	108	13,651
Bilibili, Inc. ADR*(a)	997	18,564
DouYu International Holdings Ltd. ADR*	2,858	24,207
HUYA, Inc. ADR*(a)	718	12,888
JOYY, Inc. ADR*	200	10,558
Momo, Inc. ADR	531	17,789
Pinduoduo, Inc. ADR*	797	30,143
Qutoutiao, Inc. ADR*(a)	2,328	7,938
Trip.com Group Ltd. ADR*	389	13,047
Weibo Corp. ADR*(a)	239	11,078

Total China		224,240

France - 1.5%
Adevinta ASA*	1,794	21,232

Germany - 6.9%
CTS Eventim AG & Co. KGaA	348	21,895
Delivery Hero SE*(b)	382	30,255
Deutsche Boerse AG	125	19,665
TeamViewer AG*	656	23,475

Total Germany		95,290

India - 1.1%
MakeMyTrip Ltd.*(a)	694	15,893

Japan - 3.6%
LINE Corp. ADR*(a)	530	25,975
Sony Corp. ADR	344	23,392

Total Japan		49,367

Netherlands - 1.4%
Takeaway.com N.V.*(a)(b)	205	18,915

Russia - 1.5%
Yandex N.V. Class A*	468	20,353

United Kingdom - 4.0%
Farfetch Ltd. Class A*(a)	650	6,728
London Stock Exchange Group PLC	272	27,926
Rightmove PLC	2,422	20,329

Total United Kingdom		54,983

United States - 58.7%
Alphabet, Inc. Class A*	15	20,091
Amazon.com, Inc.*	8	14,783
American Express Co.	139	17,304
Anaplan, Inc.*	457	23,947
ANGI Homeservices, Inc. Class A*(a)	749	6,344
Apple, Inc.	94	27,603
Atlassian Corp. PLC Class A*	153	18,412
BGC Partners, Inc. Class A	3,436	20,410
Booking Holdings, Inc.*	10	20,537
Cargurus, Inc.*	433	15,233
CBOE Global Markets, Inc.	165	19,800
Chegg, Inc.*(a)	491	18,614
CME Group, Inc.	95	19,068
Copart, Inc.*	273	24,827
CoStar Group, Inc.*	35	20,940
Coupa Software, Inc.*(a)	172	25,155
Dropbox, Inc. Class A*	646	11,570
eBay, Inc.	427	15,419
Etsy, Inc.*(a)	231	10,233
Expedia Group, Inc.	127	13,734
Facebook, Inc. Class A*	93	19,088
GrubHub, Inc.*(a)	229	11,139
IAA, Inc.*	322	15,153
Intercontinental Exchange, Inc.	215	19,898
KAR Auction Services, Inc.(a)	279	6,079
LendingTree, Inc.*(a)	44	13,351
Lyft, Inc. Class A*(a)	279	12,003
MarketAxess Holdings, Inc.	64	24,263
MasterCard, Inc. Class A	70	20,901
Match Group, Inc.*(a)	284	23,319
Microsoft Corp.	144	22,709
Nasdaq, Inc.	197	21,099
PayPal Holdings, Inc.*	138	14,927
Pinterest, Inc. Class A*	545	10,159
salesforce.com, Inc.*	95	15,451
Slack Technologies, Inc. Class A*	881	19,805
Snap, Inc. Class A*	1,664	27,173
Teladoc Health, Inc.*(a)	319	26,707
TripAdvisor, Inc.	248	7,534
Twitter, Inc.*	420	13,461
Uber Technologies, Inc.*	744	22,127
Visa, Inc. Class A	105	19,730
Yelp, Inc.*	449	15,639
Zillow Group, Inc. Class A*(a)	527	24,105
Zynga, Inc. Class A*	3,020	18,482

Total United States		808,326

TOTAL COMMON STOCKS (Cost: $1,221,671)		1,375,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Modern Tech Platforms Fund (PLAT)

December 31, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.8%

United States - 9.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $134,954)(d)	134,954	$134,954

TOTAL INVESTMENTS IN SECURITIES - 109.7% (Cost: $1,356,625)		1,510,609
Other Assets less Liabilities - (9.7)%		(134,105)

NET ASSETS - 100.0%		$1,376,504

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $275,438 and the total market value of the collateral held by the Fund was $283,889. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $148,935.

ADR	-	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.2%

United States - 99.2%

Aerospace & Defense - 0.7%
Lockheed Martin Corp.	14,303	$5,569,302

Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	75,900	5,935,380
United Parcel Service, Inc. Class B	59,938	7,016,342

Total Air Freight & Logistics		12,951,722

Airlines - 0.8%
Delta Air Lines, Inc.	108,400	6,339,232

Automobiles - 2.9%
Ford Motor Co.	1,582,609	14,718,264
General Motors Co.	264,282	9,672,721

Total Automobiles		24,390,985

Beverages - 1.3%
Molson Coors Brewing Co. Class B	197,700	10,656,030

Biotechnology - 3.1%
AbbVie, Inc.	135,381	11,986,634
Amgen, Inc.	23,450	5,653,091
Gilead Sciences, Inc.	125,937	8,183,386

Total Biotechnology		25,823,111

Chemicals - 4.5%
Air Products & Chemicals, Inc.	19,180	4,507,108
Celanese Corp.	35,860	4,415,083
Corteva, Inc.	166,700	4,927,652
Dow, Inc.	217,500	11,903,775
Eastman Chemical Co.	94,097	7,458,129
International Flavors & Fragrances, Inc.(a)	34,700	4,476,994

Total Chemicals		37,688,741

Communications Equipment - 0.9%
Cisco Systems, Inc.	149,500	7,170,020

Containers & Packaging - 3.2%
International Paper Co.	213,379	9,826,103
Packaging Corp. of America	57,142	6,399,333
WestRock Co.	249,210	10,693,601

Total Containers & Packaging		26,919,037

Distributors - 0.8%
Genuine Parts Co.	61,500	6,533,145

Diversified Telecommunication Services - 4.4%
AT&T, Inc.	318,474	12,445,964
CenturyLink, Inc.(a)	1,119,229	14,785,015
Verizon Communications, Inc.	150,261	9,226,025

Total Diversified Telecommunication Services		36,457,004

Electric Utilities - 7.3%
Avangrid, Inc.	161,264	8,250,266
Duke Energy Corp.(a)	104,628	9,543,120
Edison International	109,284	8,241,107
Exelon Corp.	163,478	7,452,962
FirstEnergy Corp.	152,990	7,435,314
PPL Corp.	303,997	10,907,412
Southern Co. (The)	147,308	9,383,520

Total Electric Utilities		61,213,701

Electrical Equipment - 0.7%
Emerson Electric Co.	80,080	6,106,901

Energy Equipment & Services - 1.9%
Baker Hughes Co.	304,623	7,807,488
Halliburton Co.	316,056	7,733,890

Total Energy Equipment & Services		15,541,378

Entertainment - 0.5%
Activision Blizzard, Inc.	24,100	1,432,022
Walt Disney Co. (The)	18,152	2,625,324

Total Entertainment		4,057,346

Equity Real Estate Investment Trusts (REITs) - 13.1%
Healthpeak Properties, Inc. REIT(a)	290,142	10,001,195
Host Hotels & Resorts, Inc.	567,000	10,517,850
Medical Properties Trust, Inc.	557,909	11,777,459
Simon Property Group, Inc.	85,600	12,750,976
Ventas, Inc.	217,458	12,556,025
VICI Properties, Inc.	437,500	11,178,125
Vornado Realty Trust	139,282	9,262,253
W.P. Carey, Inc.	142,273	11,387,531
Welltower, Inc.	115,384	9,436,103
Weyerhaeuser Co.	344,586	10,406,497

Total Equity Real Estate Investment Trusts (REITs)		109,274,014

Food & Staples Retailing - 0.8%
Walgreens Boots Alliance, Inc.	117,600	6,933,696

Food Products - 5.2%
Archer-Daniels-Midland Co.	159,802	7,406,823
General Mills, Inc.	156,435	8,378,659
J.M. Smucker Co. (The)	73,054	7,607,113
Kellogg Co.(a)	115,941	8,018,479
Kraft Heinz Co. (The)	368,691	11,846,042

Total Food Products		43,257,116

Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	142,971	7,231,473
CVS Health Corp.	79,761	5,925,445

Total Health Care Providers & Services		13,156,918

Hotels, Restaurants & Leisure - 3.7%
Darden Restaurants, Inc.	56,764	6,187,844
Las Vegas Sands Corp.	158,846	10,966,728
McDonald’s Corp.	28,661	5,663,700
Wynn Resorts Ltd.	56,600	7,860,042

Total Hotels, Restaurants & Leisure		30,678,314

Household Products - 0.8%
Kimberly-Clark Corp.(a)	49,906	6,864,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2019

Investments	Shares	Value
Industrial Conglomerates - 0.9%
3M Co.	44,098	$7,779,769

IT Services - 2.1%
International Business Machines Corp.	79,010	10,590,501
Western Union Co. (The)(a)	245,440	6,572,883

Total IT Services		17,163,384

Leisure Products - 0.7%
Hasbro, Inc.	56,973	6,016,918

Machinery - 2.2%
Caterpillar, Inc.	42,814	6,322,772
Cummins, Inc.	35,314	6,319,793
Illinois Tool Works, Inc.	31,132	5,592,241

Total Machinery		18,234,806

Media - 2.1%
Comcast Corp. Class A	98,709	4,438,944
Omnicom Group, Inc.(a)	87,404	7,081,472
Sirius XM Holdings, Inc.(a)	256,163	1,831,565
ViacomCBS, Inc. Class B	100,300	4,209,591

Total Media		17,561,572

Metals & Mining - 0.7%
Nucor Corp.	110,500	6,218,940

Multi-Utilities - 3.4%
CenterPoint Energy, Inc.	398,001	10,853,487
Consolidated Edison, Inc.	86,945	7,865,914
Dominion Energy, Inc.	120,091	9,945,937

Total Multi-Utilities		28,665,338

Oil, Gas & Consumable Fuels - 11.5%
Chevron Corp.	75,719	9,124,897
Exxon Mobil Corp.	162,465	11,336,808
Kinder Morgan, Inc.(a)	563,851	11,936,725
Marathon Petroleum Corp.	131,600	7,928,900
Occidental Petroleum Corp.	482,100	19,867,341
ONEOK, Inc.(a)	157,294	11,902,437
Valero Energy Corp.	89,957	8,424,473
Williams Cos., Inc. (The)	650,400	15,427,488

Total Oil, Gas & Consumable Fuels		95,949,069

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	111,088	7,130,739
Eli Lilly & Co.	39,650	5,211,200
Johnson & Johnson	42,918	6,260,449
Merck & Co., Inc.	70,513	6,413,157
Pfizer, Inc.	215,847	8,456,885

Total Pharmaceuticals		33,472,430

Semiconductors & Semiconductor Equipment - 2.7%
Broadcom, Inc.	23,825	7,529,177
Maxim Integrated Products, Inc.	127,443	7,839,019
Texas Instruments, Inc.	53,105	6,812,840

Total Semiconductors & Semiconductor Equipment		22,181,036

Specialty Retail - 1.3%
Best Buy Co., Inc.	64,700	5,680,660
Home Depot, Inc. (The)	25,400	5,546,852

Total Specialty Retail		11,227,512

Technology Hardware, Storage & Peripherals - 3.8%
Hewlett Packard Enterprise Co.	424,653	6,734,997
HP, Inc.	378,500	7,778,175
NetApp, Inc.	109,800	6,835,050
Western Digital Corp.	162,271	10,299,340

Total Technology Hardware, Storage & Peripherals		31,647,562

Tobacco - 3.3%
Altria Group, Inc.	298,723	14,909,265
Philip Morris International, Inc.	147,675	12,565,666

Total Tobacco		27,474,931

Trading Companies & Distributors - 0.7%
Fastenal Co.	150,615	5,565,224

TOTAL COMMON STOCKS (Cost: $750,495,207)		826,740,774

EXCHANGE-TRADED FUNDS - 0.6%

United States - 0.6%
WisdomTree U.S. LargeCap Dividend Fund(b)	21,440	2,271,139
WisdomTree U.S. MidCap Dividend Fund(b)	59,797	2,274,678

TOTAL EXCHANGE-TRADED FUNDS (Cost: $4,317,200)		4,545,817

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

United States - 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $18,309,305)(d)	18,309,305	18,309,305

TOTAL INVESTMENTS IN SECURITIES - 102.0% (Cost: $773,121,712)		849,595,896
Other Assets less Liabilities - (2.0)%		(16,378,459)

NET ASSETS - 100.0%		$833,217,437

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $44,247,229 and the total market value of the collateral held by the Fund was $45,298,524. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $26,989,219.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	43,839	$5,131,793

Automobiles - 1.4%
Ford Motor Co.	487,982	4,538,233
General Motors Co.	235,392	8,615,347

Total Automobiles		13,153,580

Banks - 7.4%
Ames National Corp.	801	22,476
Arrow Financial Corp.	3,420	129,276
Associated Banc-Corp.	18,767	413,625
Bank of Hawaii Corp.(a)	2,716	258,455
Bank OZK	24,591	750,148
BCB Bancorp, Inc.	2,290	31,579
Boston Private Financial Holdings, Inc.	6,168	74,201
Cadence BanCorp	10,117	183,421
Cathay General Bancorp	14,781	562,417
Central Pacific Financial Corp.	5,235	154,851
CIT Group, Inc.	10,978	500,926
Citizens & Northern Corp.	1,927	54,438
Citizens Financial Group, Inc.	59,855	2,430,712
Comerica, Inc.	30,967	2,221,882
Community Trust Bancorp, Inc.	3,191	148,828
Cullen/Frost Bankers, Inc.(a)	3,356	328,150
CVB Financial Corp.	8,596	185,502
Fifth Third Bancorp	126,897	3,900,814
Financial Institutions, Inc.	2,272	72,931
First Bancorp, Inc.	4,755	143,744
First Busey Corp.	2,761	75,927
First Choice Bancorp	912	24,588
First Community Bankshares, Inc.	1,492	46,282
First Financial Bancorp	6,748	171,669
First Hawaiian, Inc.	10,825	312,301
First of Long Island Corp. (The)	1,859	46,624
Flushing Financial Corp.	3,670	79,290
FNB Corp.	28,279	359,143
Fulton Financial Corp.	8,661	150,961
Great Western Bancorp, Inc.	7,267	252,456
Heritage Commerce Corp.	9,688	124,297
Hope Bancorp, Inc.	11,450	170,147
Huntington Bancshares, Inc.	157,167	2,370,078
Independent Bank Corp.	3,733	84,552
KeyCorp	209,773	4,245,805
LCNB Corp.	2,084	40,221
Mercantile Bank Corp.	1,678	61,197
Metrocity Bankshares, Inc.	1,465	25,652
Midland States Bancorp, Inc.	3,983	115,348
Northrim BanCorp, Inc.	960	36,768
PacWest Bancorp	29,714	1,137,155
Penns Woods Bancorp, Inc.	455	16,180
Peoples Bancorp, Inc.	4,947	171,463
Peoples Financial Services Corp.	782	39,374
Premier Financial Bancorp, Inc.	822	14,911
Regions Financial Corp.	201,106	3,450,979
Sandy Spring Bancorp, Inc.	6,943	263,001
Synovus Financial Corp.	17,143	672,006
Truist Financial Corp.	163,959	9,234,171
Umpqua Holdings Corp.	22,279	394,338
Univest Financial Corp.	4,647	124,447
Valley National Bancorp	33,005	377,907
Washington Trust Bancorp, Inc.	2,288	123,071
Wells Fargo & Co.	619,647	33,337,009
WesBanco, Inc.	8,681	328,055
West Bancorporation, Inc.	3,314	84,938

Total Banks		71,130,687

Beverages - 2.9%
Coca-Cola Co. (The)	486,736	26,940,838
Molson Coors Brewing Co. Class B	16,900	910,910

Total Beverages		27,851,748

Biotechnology - 6.2%
AbbVie, Inc.	461,162	40,831,284
Gilead Sciences, Inc.	281,298	18,278,744

Total Biotechnology		59,110,028

Capital Markets - 0.6%
Ares Management Corp. Class A	8,389	299,403
Artisan Partners Asset Management, Inc. Class A	24,677	797,561
Blackstone Group, Inc. (The) Class A(a)	46,358	2,593,267
BrightSphere Investment Group	6,013	61,453
Diamond Hill Investment Group, Inc.	607	85,259
Federated Investors, Inc. Class B(a)	13,027	424,550
Franklin Resources, Inc.	38,536	1,001,165
Legg Mason, Inc.	7,879	282,935
Moelis & Co. Class A	6,448	205,820
Waddell & Reed Financial, Inc. Class A	25,461	425,708

Total Capital Markets		6,177,121

Chemicals - 0.2%
Eastman Chemical Co.	17,408	1,379,758
Huntsman Corp.	12,539	302,942

Total Chemicals		1,682,700

Commercial Services & Supplies - 0.1%
Ennis, Inc.	6,540	141,591
HNI Corp.	5,304	198,688
RR Donnelley & Sons Co.	3,882	15,334
Steelcase, Inc. Class A	10,820	221,377

Total Commercial Services & Supplies		576,990

Communications Equipment - 2.6%
Cisco Systems, Inc.	508,322	24,379,123
Juniper Networks, Inc.	20,302	500,038

Total Communications Equipment		24,879,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2019

Investments	Shares	Value
Consumer Finance - 0.2%
Navient Corp.	39,346	$538,253
Santander Consumer USA Holdings, Inc.	73,438	1,716,246

Total Consumer Finance		2,254,499

Containers & Packaging - 0.5%
Greif, Inc. Class B	1,265	65,489
International Paper Co.	66,853	3,078,581
Myers Industries, Inc.	3,095	51,624
Sonoco Products Co.	10,742	662,996
WestRock Co.	22,924	983,669

Total Containers & Packaging		4,842,359

Distributors - 0.0%
Weyco Group, Inc.	1,760	46,552

Diversified Consumer Services - 0.1%
H&R Block, Inc.	34,253	804,260

Diversified Telecommunication Services - 10.2%
AT&T, Inc.	1,223,326	47,807,580
CenturyLink, Inc.	154,010	2,034,472
Cogent Communications Holdings, Inc.	3,752	246,919
Verizon Communications, Inc.	770,585	47,313,919

Total Diversified Telecommunication Services		97,402,890

Electric Utilities - 7.8%
American Electric Power Co., Inc.	86,929	8,215,660
Avangrid, Inc.	42,500	2,174,300
Duke Energy Corp.	177,368	16,177,735
Edison International	23,639	1,782,617
Entergy Corp.	24,237	2,903,593
Evergy, Inc.	42,503	2,766,520
Exelon Corp.	186,136	8,485,940
FirstEnergy Corp.	101,855	4,950,153
Genie Energy Ltd. Class B	4,487	34,685
Hawaiian Electric Industries, Inc.(a)	12,169	570,239
OGE Energy Corp.	41,318	1,837,412
Pinnacle West Capital Corp.	23,723	2,133,409
PPL Corp.	193,725	6,950,853
Southern Co. (The)	248,121	15,805,308

Total Electric Utilities		74,788,424

Energy Equipment & Services - 0.3%
Archrock, Inc.	19,246	193,230
Baker Hughes Co.	38,128	977,220
Halliburton Co.	50,774	1,242,440
Solaris Oilfield Infrastructure, Inc. Class A	3,997	55,958

Total Energy Equipment & Services		2,468,848

Entertainment - 0.0%
Cinemark Holdings, Inc.(a)	9,213	311,860

Equity Real Estate Investment Trusts (REITs) - 13.0%
Acadia Realty Trust	8,330	215,997
Agree Realty Corp.(a)	3,019	211,843
Alexander & Baldwin, Inc.	14,934	313,017
Alexander’s, Inc.	1,036	342,243
American Campus Communities, Inc.	11,473	539,575
Apartment Investment & Management Co. Class A	26,186	1,352,507
Apple Hospitality REIT, Inc.	97,833	1,589,786
Armada Hoffler Properties, Inc.	9,875	181,206
AvalonBay Communities, Inc.	15,704	3,293,129
Bluerock Residential Growth REIT, Inc.	6,193	74,626
Brandywine Realty Trust	51,801	815,866
Brixmor Property Group, Inc.	92,802	2,005,451
Brookfield Property REIT, Inc. Class A(a)	28,442	524,613
BRT Apartments Corp.	3,523	59,785
Camden Property Trust	5,985	635,008
CareTrust REIT, Inc.	8,723	179,955
Chatham Lodging Trust	8,122	148,957
Community Healthcare Trust, Inc.	1,927	82,591
CoreCivic, Inc.	50,196	872,406
CorEnergy Infrastructure Trust, Inc.	5,228	233,744
CoreSite Realty Corp.	3,251	364,502
Corporate Office Properties Trust	25,169	739,465
Cousins Properties, Inc.	8,842	364,290
Crown Castle International Corp.	29,251	4,158,030
CubeSmart	31,376	987,716
DiamondRock Hospitality Co.	36,583	405,340
Easterly Government Properties, Inc.(a)	13,168	312,477
EPR Properties	30,039	2,121,955
Essential Properties Realty Trust, Inc.	10,801	267,973
Extra Space Storage, Inc.	26,339	2,781,925
Federal Realty Investment Trust	9,590	1,234,521
Four Corners Property Trust, Inc.	17,614	496,539
Franklin Street Properties Corp.	10,862	92,979
Gaming and Leisure Properties, Inc.	83,694	3,603,027
GEO Group, Inc. (The)	52,719	875,663
Getty Realty Corp.	10,338	339,810
Gladstone Commercial Corp.	5,228	114,284
Gladstone Land Corp.	4,872	63,190
Global Medical REIT, Inc.	12,547	165,997
Global Net Lease, Inc.	36,824	746,791
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,044	355,396
Healthcare Realty Trust, Inc.	10,261	342,410
Healthcare Trust of America, Inc. Class A	18,235	552,156
Healthpeak Properties, Inc. REIT(a)	135,047	4,655,070
Highwoods Properties, Inc.	16,517	807,846
Host Hotels & Resorts, Inc.	185,324	3,437,760
Independence Realty Trust, Inc.	19,254	271,096
Industrial Logistics Properties Trust	26,875	602,537
Investors Real Estate Trust	1,053	76,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2019

Investments	Shares	Value
Iron Mountain, Inc.(a)	86,387	$2,753,154
iStar, Inc.(a)	10,704	155,315
Jernigan Capital, Inc.	10,475	200,492
Kimco Realty Corp.	134,297	2,781,291
Kite Realty Group Trust	22,181	433,195
Lamar Advertising Co. Class A	22,206	1,982,108
Lexington Realty Trust	58,427	620,495
Life Storage, Inc.	10,192	1,103,590
LTC Properties, Inc.	11,644	521,302
Macerich Co. (The)(a)	30,923	832,447
Mack-Cali Realty Corp.	19,963	461,744
Medical Properties Trust, Inc.	104,201	2,199,683
Monmouth Real Estate Investment Corp.	10,260	148,565
National Health Investors, Inc.	9,082	740,001
National Retail Properties, Inc.	25,979	1,392,994
National Storage Affiliates Trust	5,165	173,647
New Senior Investment Group, Inc.	11,870	90,806
Omega Healthcare Investors, Inc.	82,201	3,481,212
One Liberty Properties, Inc.	4,254	115,666
Outfront Media, Inc.	31,802	852,930
Park Hotels & Resorts, Inc.	67,295	1,740,922
Physicians Realty Trust	19,214	363,913
Piedmont Office Realty Trust, Inc. Class A	27,894	620,363
Plymouth Industrial REIT, Inc.	5,331	98,037
Preferred Apartment Communities, Inc. Class A(a)	7,298	97,209
Public Storage	39,388	8,388,068
Realty Income Corp.	23,772	1,750,332
Regency Centers Corp.	24,616	1,553,023
Retail Opportunity Investments Corp.	30,296	535,027
Retail Properties of America, Inc. Class A	41,235	552,549
Retail Value, Inc.	5,240	192,832
RLJ Lodging Trust	50,481	894,523
RPT Realty	10,584	159,183
Ryman Hospitality Properties, Inc.	12,192	1,056,559
Sabra Health Care REIT, Inc.	64,803	1,382,896
Saul Centers, Inc.	2,262	119,388
Service Properties Trust	74,687	1,817,135
Simon Property Group, Inc.	68,930	10,267,813
SITE Centers Corp.	44,617	625,530
SL Green Realty Corp.	18,448	1,695,002
Spirit Realty Capital, Inc.	28,803	1,416,532
STAG Industrial, Inc.	12,610	398,098
STORE Capital Corp.	50,190	1,869,076
Summit Hotel Properties, Inc.	36,030	444,610
Tanger Factory Outlet Centers, Inc.(a)	35,557	523,755
UDR, Inc.	33,190	1,549,973
Urban Edge Properties	21,404	410,529
Urstadt Biddle Properties, Inc. Class A	7,342	182,375
Ventas, Inc.	41,376	2,389,050
VEREIT, Inc.	246,092	2,273,890
VICI Properties, Inc.	130,544	3,335,399
Vornado Realty Trust	44,562	2,963,373
W.P. Carey, Inc.	18,126	1,450,805
Washington Real Estate Investment Trust	6,998	204,202
Weingarten Realty Investors	38,315	1,196,961
Welltower, Inc.	35,026	2,864,426
Whitestone REIT	13,841	188,514
Xenia Hotels & Resorts, Inc.	33,442	722,682

Total Equity Real Estate Investment Trusts (REITs)		124,344,584

Food & Staples Retailing - 0.7%
Village Super Market, Inc. Class A	1,648	38,234
Walgreens Boots Alliance, Inc.	109,237	6,440,613
Weis Markets, Inc.	1,486	60,168

Total Food & Staples Retailing		6,539,015

Food Products - 1.6%
Archer-Daniels-Midland Co.	33,608	1,557,731
Campbell Soup Co.	34,103	1,685,370
Flowers Foods, Inc.	28,943	629,221
General Mills, Inc.	132,966	7,121,659
Ingredion, Inc.	7,395	687,365
J.M. Smucker Co. (The)	15,261	1,589,128
Kellogg Co.	22,810	1,577,540

Total Food Products		14,848,014

Gas Utilities - 0.1%
National Fuel Gas Co.	18,666	868,716
Spire, Inc.	6,139	511,440

Total Gas Utilities		1,380,156

Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	20,399	1,031,781
Patterson Cos., Inc.	9,072	185,795

Total Health Care Providers & Services		1,217,576

Hotels, Restaurants & Leisure - 0.6%
Bluegreen Vacations Corp.(a)	17,641	182,408
Brinker International, Inc.	2,797	117,474
Cheesecake Factory, Inc. (The)	3,022	117,435
Cracker Barrel Old Country Store, Inc.	3,053	469,368
Dine Brands Global, Inc.(a)	2,205	184,162
Las Vegas Sands Corp.	66,192	4,569,896
Wyndham Destinations, Inc.	6,763	349,579

Total Hotels, Restaurants & Leisure		5,990,322

Household Durables - 0.3%
Ethan Allen Interiors, Inc.	3,015	57,466
Leggett & Platt, Inc.	8,106	412,028
MDC Holdings, Inc.	4,029	153,746
Whirlpool Corp.(a)	11,822	1,744,100

Total Household Durables		2,367,340

Household Products - 0.3%
Kimberly-Clark Corp.	20,119	2,767,369

Independent Power & Renewable Electricity Producers - 0.3%
AES Corp.	110,887	2,206,651
Clearway Energy, Inc. Class A	3,964	75,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2019

Investments	Shares	Value
TerraForm Power, Inc. Class A	23,782	$366,005

Total Independent Power & Renewable Electricity Producers		2,648,448

Industrial Conglomerates - 0.7%
3M Co.	37,924	6,690,552

Insurance - 2.4%
CNA Financial Corp.	33,077	1,482,180
Donegal Group, Inc. Class A	3,118	46,209
FBL Financial Group, Inc. Class A	1,160	68,359
Mercury General Corp.	16,574	807,651
MetLife, Inc.	186,479	9,504,835
Old Republic International Corp.	61,616	1,378,350
Principal Financial Group, Inc.	43,821	2,410,155
Prudential Financial, Inc.	65,995	6,186,371
Safety Insurance Group, Inc.	2,179	201,623
Unum Group	44,740	1,304,618

Total Insurance		23,390,351

IT Services - 4.2%
International Business Machines Corp.	247,966	33,237,363
Paychex, Inc.	60,382	5,136,093
Western Union Co. (The)(a)	71,248	1,908,021

Total IT Services		40,281,477

Leisure Products - 0.0%
Marine Products Corp.	1,021	14,702

Machinery - 0.5%
Cummins, Inc.	25,454	4,555,248

Media - 0.6%
Interpublic Group of Cos., Inc. (The)	91,550	2,114,805
National CineMedia, Inc.	29,035	211,665
Omnicom Group, Inc.(a)	39,901	3,232,779

Total Media		5,559,249

Metals & Mining - 0.0%
Schnitzer Steel Industries, Inc. Class A	1,669	36,184

Multi-Utilities - 2.8%
Avista Corp.	4,651	223,666
CenterPoint Energy, Inc.	43,429	1,184,309
Consolidated Edison, Inc.	64,861	5,867,975
Dominion Energy, Inc.	72,487	6,003,373
DTE Energy Co.	24,010	3,118,179
MDU Resources Group, Inc.	33,039	981,589
NiSource, Inc.	64,043	1,782,957
NorthWestern Corp.	9,576	686,312
Public Service Enterprise Group, Inc.	94,160	5,560,148
WEC Energy Group, Inc.	17,609	1,624,078

Total Multi-Utilities		27,032,586

Multiline Retail - 0.2%
Big Lots, Inc.(a)	3,296	94,661
Kohl’s Corp.	17,124	872,468
Nordstrom, Inc.	11,318	463,246

Total Multiline Retail		1,430,375

Oil, Gas & Consumable Fuels - 10.4%
Amplify Energy Corp.	15,414	101,886
Berry Petroleum Corp.	10,474	98,770
Chevron Corp.	294,725	35,517,310
CVR Energy, Inc.	29,772	1,203,682
Delek U.S. Holdings, Inc.(a)	10,319	345,996
Exxon Mobil Corp.	410,752	28,662,274
Falcon Minerals Corp.	20,965	148,013
Kinder Morgan, Inc.	433,022	9,167,076
Marathon Petroleum Corp.	90,678	5,463,349
Murphy Oil Corp.(a)	11,902	318,974
Peabody Energy Corp.(a)	10,586	96,544
Phillips 66	82,034	9,139,408
Valero Energy Corp.	60,894	5,702,723
Williams Cos., Inc. (The)	156,505	3,712,299

Total Oil, Gas & Consumable Fuels		99,678,304

Paper & Forest Products - 0.1%
Domtar Corp.	10,722	410,009
Schweitzer-Mauduit International, Inc.	4,815	202,182

Total Paper & Forest Products		612,191

Personal Products - 0.0%
Medifast, Inc.	2,222	243,487
Nu Skin Enterprises, Inc. Class A	4,031	165,190

Total Personal Products		408,677

Pharmaceuticals - 7.5%
Bristol-Myers Squibb Co.	383,318	24,605,182
Pfizer, Inc.	1,206,977	47,289,359

Total Pharmaceuticals		71,894,541

Professional Services - 0.0%
BG Staffing, Inc.	3,079	67,399
Resources Connection, Inc.	5,089	83,104

Total Professional Services		150,503

Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	11,088	247,263
Newmark Group, Inc. Class A	28,521	383,750
RMR Group, Inc. (The) Class A	1,922	87,720

Total Real Estate Management & Development		718,733

Road & Rail - 0.0%
Ryder System, Inc.	4,599	249,772

Semiconductors & Semiconductor Equipment - 5.0%
Broadcom, Inc.	51,674	16,330,017
Maxim Integrated Products, Inc.	33,612	2,067,474
QUALCOMM, Inc.	186,796	16,481,011
Texas Instruments, Inc.	102,699	13,175,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2019

Investments	Shares	Value
Xperi Corp.	7,728	$142,968

Total Semiconductors & Semiconductor Equipment		48,196,725

Specialty Retail - 0.2%
Abercrombie & Fitch Co. Class A	5,502	95,129
American Eagle Outfitters, Inc.	12,335	181,324
Buckle, Inc. (The)	4,866	131,577
Cato Corp. (The) Class A	7,604	132,310
Foot Locker, Inc.	8,422	328,374
Haverty Furniture Cos., Inc.	1,910	38,506
L Brands, Inc.	36,142	654,893
Penske Automotive Group, Inc.	5,133	257,779
Rent-A-Center, Inc.	12,900	372,036

Total Specialty Retail		2,191,928

Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	149,943	2,378,096
HP, Inc.	198,350	4,076,092
NetApp, Inc.	26,734	1,664,192

Total Technology Hardware, Storage & Peripherals		8,118,380

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	58,599	870,195

Thrifts & Mortgage Finance - 0.0%
Federal Agricultural Mortgage Corp. Class C	786	65,631
Provident Financial Services, Inc.	6,450	158,993
Territorial Bancorp, Inc.	647	20,018

Total Thrifts & Mortgage Finance		244,642

Tobacco - 5.6%
Altria Group, Inc.	483,474	24,130,187
Philip Morris International, Inc.	332,299	28,275,322
Universal Corp.	5,285	301,562
Vector Group Ltd.	45,541	609,794

Total Tobacco		53,316,865

Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc.	4,843	161,902
MSC Industrial Direct Co., Inc. Class A	7,039	552,350
Watsco, Inc.	2,376	428,036

Total Trading Companies & Distributors		1,142,288

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	15,689	672,117

Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	2,667	32,617

TOTAL COMMON STOCKS (Cost: $868,030,283)		952,205,526

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $2,090,150)	21,888	2,310,716

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $7,851,297)(d)	7,851,297	7,851,297

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $877,971,730)		962,367,539
Other Assets less Liabilities - (0.6)%		(5,322,469)

NET ASSETS - 100.0%		$957,045,070

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,499,260 and the total market value of the collateral held by the Fund was $19,023,813. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $11,172,516.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 2.9%
Boeing Co. (The)	66,444	$21,644,797
General Dynamics Corp.	30,435	5,367,212
L3Harris Technologies, Inc.	17,455	3,453,821
Lockheed Martin Corp.	36,373	14,162,919
Northrop Grumman Corp.	13,954	4,799,757
Raytheon Co.	26,382	5,797,181
United Technologies Corp.	88,530	13,258,253

Total Aerospace & Defense		68,483,940

Air Freight & Logistics - 0.7%
FedEx Corp.	20,923	3,163,767
United Parcel Service, Inc. Class B	113,020	13,230,121

Total Air Freight & Logistics		16,393,888

Airlines - 0.3%
Delta Air Lines, Inc.	91,384	5,344,137
Southwest Airlines Co.	34,135	1,842,607

Total Airlines		7,186,744

Automobiles - 0.9%
Ford Motor Co.	1,261,024	11,727,523
General Motors Co.	298,938	10,941,131

Total Automobiles		22,668,654

Banks - 8.9%
Bank of America Corp.	956,981	33,704,871
Citigroup, Inc.	298,699	23,863,063
Citizens Financial Group, Inc.	74,673	3,032,470
Fifth Third Bancorp	95,073	2,922,544
First Republic Bank(a)	1,493	175,353
Huntington Bancshares, Inc.	196,494	2,963,129
JPMorgan Chase & Co.	417,473	58,195,736
KeyCorp	181,107	3,665,606
M&T Bank Corp.	16,180	2,746,555
PNC Financial Services Group, Inc. (The)	64,516	10,298,689
Regions Financial Corp.	167,591	2,875,862
Truist Financial Corp.	220,898	12,440,975
U.S. Bancorp	222,626	13,199,496
Wells Fargo & Co.	800,799	43,082,986

Total Banks		213,167,335

Beverages - 2.9%
Brown-Forman Corp. Class B(a)	10,826	731,838
Coca-Cola Co. (The)	624,382	34,559,544
Constellation Brands, Inc. Class A	13,068	2,479,653
Keurig Dr Pepper, Inc.	142,050	4,112,347
PepsiCo, Inc.	197,043	26,929,867

Total Beverages		68,813,249

Biotechnology - 2.9%
AbbVie, Inc.	397,250	35,172,515
Amgen, Inc.	74,990	18,077,839
Gilead Sciences, Inc.	241,528	15,694,490

Total Biotechnology		68,944,844

Capital Markets - 3.3%
Ameriprise Financial, Inc.	17,535	2,920,980
Bank of New York Mellon Corp. (The)	106,967	5,383,649
BlackRock, Inc.	21,439	10,777,385
Blackstone Group, Inc. (The) Class A(a)	111,540	6,239,548
Charles Schwab Corp. (The)	81,413	3,872,002
CME Group, Inc.	24,055	4,828,320
Goldman Sachs Group, Inc. (The)	38,240	8,792,523
Intercontinental Exchange, Inc.	32,035	2,964,839
KKR & Co., Inc. Class A	31,512	919,205
Moody’s Corp.	10,061	2,388,582
Morgan Stanley	228,246	11,667,936
MSCI, Inc.	6,019	1,553,985
Nasdaq, Inc.	14,495	1,552,415
Northern Trust Corp.	23,170	2,461,581
S&P Global, Inc.	12,037	3,286,703
State Street Corp.	50,415	3,987,826
T. Rowe Price Group, Inc.	28,412	3,461,718
TD Ameritrade Holding Corp.	60,897	3,026,581

Total Capital Markets		80,085,778

Chemicals - 1.4%
Air Products & Chemicals, Inc.	24,292	5,708,377
Celanese Corp.	14,428	1,776,375
Corteva, Inc.	57,046	1,686,280
Dow, Inc.	186,139	10,187,387
DuPont de Nemours, Inc.	61,674	3,959,471
Ecolab, Inc.	13,799	2,663,069
International Flavors & Fragrances, Inc.(a)	11,598	1,496,374
PPG Industries, Inc.	21,726	2,900,204
Sherwin-Williams Co. (The)	3,667	2,139,841

Total Chemicals		32,517,378

Commercial Services & Supplies - 0.4%
Cintas Corp.(a)	5,625	1,513,575
Republic Services, Inc.	31,118	2,789,106
Waste Management, Inc.	38,673	4,407,175

Total Commercial Services & Supplies		8,709,856

Communications Equipment - 1.4%
Cisco Systems, Inc.	646,621	31,011,943
Motorola Solutions, Inc.	13,815	2,226,149

Total Communications Equipment		33,238,092

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	787	220,077
Vulcan Materials Co.	5,858	843,493

Total Construction Materials		1,063,570

Consumer Finance - 0.7%
American Express Co.	57,775	7,192,410
Capital One Financial Corp.	40,334	4,150,772
Discover Financial Services	32,243	2,734,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2019

Investments	Shares	Value
Synchrony Financial	88,283	$3,179,071

Total Consumer Finance		17,257,104

Containers & Packaging - 0.2%
Ball Corp.	13,518	874,209
International Paper Co.	86,235	3,971,122

Total Containers & Packaging		4,845,331

Distributors - 0.1%
Genuine Parts Co.	16,637	1,767,349

Diversified Telecommunication Services - 5.5%
AT&T, Inc.	1,941,344	75,867,724
CenturyLink, Inc.(a)	367,728	4,857,687
Verizon Communications, Inc.	840,318	51,595,525

Total Diversified Telecommunication Services		132,320,936

Electric Utilities - 3.6%
American Electric Power Co., Inc.	73,196	6,917,754
Avangrid, Inc.	62,833	3,214,536
Duke Energy Corp.	154,872	14,125,875
Edison International	57,249	4,317,147
Entergy Corp.	34,319	4,111,416
Evergy, Inc.	37,668	2,451,810
Eversource Energy(a)	41,896	3,564,093
Exelon Corp.	164,994	7,522,076
FirstEnergy Corp.	79,027	3,840,712
NextEra Energy, Inc.	52,873	12,803,726
PPL Corp.	166,195	5,963,077
Southern Co. (The)	221,953	14,138,406
Xcel Energy, Inc.	66,473	4,220,371

Total Electric Utilities		87,190,999

Electrical Equipment - 0.4%
AMETEK, Inc.	7,733	771,290
Emerson Electric Co.	83,682	6,381,589
Rockwell Automation, Inc.	13,927	2,822,585

Total Electrical Equipment		9,975,464

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	16,447	1,780,059
CDW Corp.	4,518	645,351
Corning, Inc.	93,176	2,712,353

Total Electronic Equipment, Instruments & Components		5,137,763

Energy Equipment & Services - 0.2%
Baker Hughes Co.	99,189	2,542,214
Halliburton Co.	134,458	3,290,187

Total Energy Equipment & Services		5,832,401

Entertainment - 0.7%
Activision Blizzard, Inc.	26,494	1,574,273
Walt Disney Co. (The)	111,893	16,183,085

Total Entertainment		17,757,358

Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc.	13,105	2,117,506
American Tower Corp.	37,490	8,615,952
AvalonBay Communities, Inc.	20,272	4,251,038
Boston Properties, Inc.	25,099	3,460,148
Crown Castle International Corp.	71,870	10,216,320
Digital Realty Trust, Inc.(a)	40,983	4,907,304
Equinix, Inc.	8,485	4,952,695
Equity Residential	47,906	3,876,554
Essex Property Trust, Inc.	8,365	2,516,694
Healthpeak Properties, Inc. REIT(a)	116,994	4,032,783
Invitation Homes, Inc.	31,982	958,501
Mid-America Apartment Communities, Inc.	13,148	1,733,695
Prologis, Inc.	81,061	7,225,778
Public Storage	34,971	7,447,424
Realty Income Corp.	57,355	4,223,049
SBA Communications Corp.	2,909	701,040
Simon Property Group, Inc.	92,627	13,797,718
Sun Communities, Inc.	6,013	902,551
UDR, Inc.	43,426	2,027,994
Ventas, Inc.	112,375	6,488,532
W.P. Carey, Inc.	44,057	3,526,322
Welltower, Inc.	89,547	7,323,154
Weyerhaeuser Co.	155,651	4,700,660

Total Equity Real Estate Investment Trusts (REITs)		110,003,412

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	21,356	6,276,955
Kroger Co. (The)	90,785	2,631,857
Sysco Corp.	58,161	4,975,092
Walgreens Boots Alliance, Inc.	141,398	8,336,826
Walmart, Inc.	255,402	30,351,974

Total Food & Staples Retailing		52,572,704

Food Products - 1.9%
Archer-Daniels-Midland Co.	87,052	4,034,860
Conagra Brands, Inc.	76,012	2,602,651
General Mills, Inc.	106,081	5,681,698
Hershey Co. (The)	18,754	2,756,463
Hormel Foods Corp.	51,806	2,336,969
Kellogg Co.	59,930	4,144,759
Kraft Heinz Co. (The)	317,178	10,190,929
McCormick & Co., Inc. Non-Voting Shares	9,354	1,587,655
Mondelez International, Inc. Class A	152,016	8,373,041
Tyson Foods, Inc. Class A	33,624	3,061,129

Total Food Products		44,770,154

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	125,958	10,940,712
Baxter International, Inc.	27,215	2,275,718
Becton, Dickinson and Co.	15,016	4,083,902
Danaher Corp.	21,182	3,251,013
ResMed, Inc.	10,035	1,555,124
Stryker Corp.	18,949	3,978,153
Zimmer Biomet Holdings, Inc.	8,402	1,257,611

Total Health Care Equipment & Supplies		27,342,233

Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	13,951	1,186,114
Anthem, Inc.	14,157	4,275,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2019

Investments	Shares	Value
Cardinal Health, Inc.	52,974	$2,679,425
Cigna Corp.	363	74,230
CVS Health Corp.	176,099	13,082,395
HCA Healthcare, Inc.	19,810	2,928,116
Humana, Inc.	4,490	1,645,675
McKesson Corp.	7,201	996,042
Quest Diagnostics, Inc.	13,263	1,416,356
UnitedHealth Group, Inc.	70,179	20,631,222

Total Health Care Providers & Services		48,915,414

Health Care Technology - 0.0%
Cerner Corp.	9,148	671,372

Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	15,250	1,662,402
Hilton Worldwide Holdings, Inc.	12,314	1,365,746
Las Vegas Sands Corp.	178,638	12,333,168
Marriott International, Inc. Class A	23,218	3,515,902
McDonald’s Corp.	93,430	18,462,702
MGM Resorts International	26,723	889,074
Starbucks Corp.	114,868	10,099,195
Yum! Brands, Inc.	22,576	2,274,080

Total Hotels, Restaurants & Leisure		50,602,269

Household Durables - 0.1%
D.R. Horton, Inc.	24,974	1,317,379
Lennar Corp. Class A	4,404	245,699

Total Household Durables		1,563,078

Household Products - 2.3%
Church & Dwight Co., Inc.	13,375	940,798
Clorox Co. (The)	17,352	2,664,226
Colgate-Palmolive Co.	103,484	7,123,839
Kimberly-Clark Corp.	48,629	6,688,919
Procter & Gamble Co. (The)	301,195	37,619,255

Total Household Products		55,037,037

Industrial Conglomerates - 1.4%
3M Co.	95,479	16,844,405
General Electric Co.	206,182	2,300,991
Honeywell International, Inc.	75,551	13,372,527
Roper Technologies, Inc.	3,565	1,262,830

Total Industrial Conglomerates		33,780,753

Insurance - 2.1%
Aflac, Inc.	78,065	4,129,639
Allstate Corp. (The)	33,917	3,813,967
American International Group, Inc.	99,221	5,093,014
Arthur J. Gallagher & Co.	14,519	1,382,644
Cincinnati Financial Corp.	18,349	1,929,397
Hartford Financial Services Group, Inc. (The)	43,260	2,628,910
Loews Corp.	4,412	231,586
Marsh & McLennan Cos., Inc.	45,925	5,116,504
MetLife, Inc.	170,525	8,691,659
Principal Financial Group, Inc.	49,128	2,702,040
Progressive Corp. (The)	22,896	1,657,442
Prudential Financial, Inc.	83,741	7,849,881
Travelers Cos., Inc. (The)	29,324	4,015,922

Total Insurance		49,242,605

Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	50,867	1,836,807
Expedia Group, Inc.	7,764	839,599

Total Internet & Direct Marketing Retail		2,676,406

IT Services - 2.8%
Automatic Data Processing, Inc.	46,292	7,892,786
Broadridge Financial Solutions, Inc.	6,401	790,780
Cognizant Technology Solutions Corp. Class A	28,014	1,737,428
Fidelity National Information Services, Inc.	27,761	3,861,277
Global Payments, Inc.	6,743	1,231,002
International Business Machines Corp.	210,888	28,267,428
MasterCard, Inc. Class A	25,416	7,588,963
Paychex, Inc.	53,592	4,558,536
Visa, Inc. Class A	58,205	10,936,719

Total IT Services		66,864,919

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	15,192	1,296,030
Thermo Fisher Scientific, Inc.	5,984	1,944,022

Total Life Sciences Tools & Services		3,240,052

Machinery - 1.6%
Caterpillar, Inc.	75,203	11,105,979
Cummins, Inc.	24,301	4,348,907
Deere & Co.	25,902	4,487,780
Dover Corp.	16,705	1,925,418
Fortive Corp.	7,087	541,376
Illinois Tool Works, Inc.	41,584	7,469,734
PACCAR, Inc.	32,826	2,596,537
Parker-Hannifin Corp.	12,427	2,557,725
Stanley Black & Decker, Inc.	15,127	2,507,149

Total Machinery		37,540,605

Media - 1.1%
Comcast Corp. Class A	427,900	19,242,663
Fox Corp. Class A	19,659	728,759
Omnicom Group, Inc.(a)	30,727	2,489,501
Sirius XM Holdings, Inc.(a)	157,665	1,127,305
ViacomCBS, Inc. Class B	74,906	3,143,805

Total Media		26,732,033

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	108,268	1,420,476
Newmont Goldcorp Corp.	53,316	2,316,580
Nucor Corp.	34,766	1,956,631

Total Metals & Mining		5,693,687

Multi-Utilities - 1.8%
Ameren Corp.	30,605	2,350,464
CMS Energy Corp.	33,670	2,115,823
Consolidated Edison, Inc.	53,566	4,846,116
Dominion Energy, Inc.	185,845	15,391,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2019

Investments	Shares	Value
DTE Energy Co.	30,546	$3,967,009
Public Service Enterprise Group, Inc.	78,883	4,658,041
Sempra Energy	37,872	5,736,851
WEC Energy Group, Inc.	42,585	3,927,614

Total Multi-Utilities		42,993,601

Multiline Retail - 0.4%
Dollar General Corp.	13,387	2,088,104
Target Corp.	56,554	7,250,789

Total Multiline Retail		9,338,893

Oil, Gas & Consumable Fuels - 8.6%
Chevron Corp.	378,358	45,595,923
Concho Resources, Inc.	9,527	834,279
ConocoPhillips	145,230	9,444,307
EOG Resources, Inc.	46,794	3,919,466
Exxon Mobil Corp.	1,060,554	74,005,458
Hess Corp.	23,218	1,551,195
Kinder Morgan, Inc.	557,667	11,805,810
Marathon Petroleum Corp.	116,705	7,031,476
Occidental Petroleum Corp.	384,234	15,834,283
ONEOK, Inc.	107,191	8,111,143
Phillips 66	75,164	8,374,021
Pioneer Natural Resources Co.	11,162	1,689,592
Valero Energy Corp.	83,156	7,787,559
Williams Cos., Inc. (The)	408,875	9,698,515

Total Oil, Gas & Consumable Fuels		205,683,027

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	12,874	2,658,996

Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	328,794	21,105,287
Eli Lilly & Co.	100,761	13,243,018
Johnson & Johnson	351,197	51,229,107
Merck & Co., Inc.	343,874	31,275,340
Pfizer, Inc.	1,041,958	40,823,915
Zoetis, Inc.	12,441	1,646,566

Total Pharmaceuticals		159,323,233

Professional Services - 0.0%
Equifax, Inc.(a)	3,417	478,790
Verisk Analytics, Inc.	2,344	350,053

Total Professional Services		828,843

Road & Rail - 0.9%
CSX Corp.	52,602	3,806,281
Kansas City Southern	2,131	326,384
Norfolk Southern Corp.	25,368	4,924,690
Union Pacific Corp.	75,928	13,727,023

Total Road & Rail		22,784,378

Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	37,193	4,420,016
Applied Materials, Inc.	73,003	4,456,103
Broadcom, Inc.	65,283	20,630,734
Intel Corp.	483,774	28,953,874
KLA Corp.	18,474	3,291,513
Lam Research Corp.	13,580	3,970,792
Maxim Integrated Products, Inc.	44,432	2,733,012
Microchip Technology, Inc.(a)	21,838	2,286,875
NVIDIA Corp.	10,874	2,558,652
QUALCOMM, Inc.	167,288	14,759,820
Skyworks Solutions, Inc.	15,274	1,846,321
Texas Instruments, Inc.	133,825	17,168,409
Xilinx, Inc.	18,981	1,855,773

Total Semiconductors & Semiconductor Equipment		108,931,894

Software - 4.2%
Citrix Systems, Inc.	9,390	1,041,351
Intuit, Inc.	11,169	2,925,496
Microsoft Corp.	508,360	80,168,372
NortonLifeLock, Inc.	47,332	1,207,913
Oracle Corp.	281,147	14,895,168
SS&C Technologies Holdings, Inc.	4,327	265,678

Total Software		100,503,978

Specialty Retail - 2.1%
Best Buy Co., Inc.	36,741	3,225,860
Home Depot, Inc. (The)	136,713	29,855,385
Lowe’s Cos., Inc.	75,805	9,078,407
Ross Stores, Inc.	19,040	2,216,637
Tiffany & Co.	7,915	1,057,840
TJX Cos., Inc. (The)	98,312	6,002,930

Total Specialty Retail		51,437,059

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	251,618	73,887,626
Hewlett Packard Enterprise Co.	188,214	2,985,074
HP, Inc.	243,028	4,994,225
Western Digital Corp.	46,304	2,938,915

Total Technology Hardware, Storage & Peripherals		84,805,840

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	67,459	6,834,271
VF Corp.(a)	46,334	4,617,647

Total Textiles, Apparel & Luxury Goods		11,451,918

Tobacco - 2.8%
Altria Group, Inc.	625,550	31,221,200
Philip Morris International, Inc.	430,488	36,630,224

Total Tobacco		67,851,424

Trading Companies & Distributors - 0.2%
Fastenal Co.	74,841	2,765,375
W.W. Grainger, Inc.	3,393	1,148,598

Total Trading Companies & Distributors		3,913,973

Water Utilities - 0.1%
American Water Works Co., Inc.	16,163	1,985,625

TOTAL COMMON STOCKS (Cost: $1,828,618,442)		2,395,099,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2019

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $5,568,326)	55,834	$5,894,395

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $12,758,581)(d)	12,758,581	12,758,581

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $1,846,945,349)		2,413,752,424
Other Assets less Liabilities - (0.4)%		(8,757,639)

NET ASSETS - 100.0%		$2,404,994,785

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $24,003,760 and the total market value of the collateral held by the Fund was $24,703,512. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,944,931.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 2.3%
Arconic, Inc.	9,074	$279,207
Boeing Co. (The)	3,066	998,780
General Dynamics Corp.	6,447	1,136,928
HEICO Corp.	665	75,910
Huntington Ingalls Industries, Inc.	786	197,192
L3Harris Technologies, Inc.	1,460	288,890
Lockheed Martin Corp.	5,625	2,190,263
Northrop Grumman Corp.	2,263	778,404
Raytheon Co.	5,843	1,283,941
Spirit AeroSystems Holdings, Inc. Class A	3,066	223,450
Teledyne Technologies, Inc.*	306	106,041
Textron, Inc.	5,315	237,049
TransDigm Group, Inc.	546	305,760
United Technologies Corp.	11,525	1,725,984

Total Aerospace & Defense		9,827,799

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	3,191	249,536
Expeditors International of Washington, Inc.	2,931	228,677
FedEx Corp.	7,150	1,081,151
United Parcel Service, Inc. Class B	15,749	1,843,578

Total Air Freight & Logistics		3,402,942

Airlines - 1.0%
American Airlines Group, Inc.(a)	24,550	704,094
Delta Air Lines, Inc.	27,997	1,637,265
Southwest Airlines Co.	15,708	847,918
United Airlines Holdings, Inc.*	11,992	1,056,375

Total Airlines		4,245,652

Automobiles - 0.7%
Ford Motor Co.	59,084	549,481
General Motors Co.	63,602	2,327,833

Total Automobiles		2,877,314

Banks - 10.2%
Bank of America Corp.	254,226	8,953,840
Citigroup, Inc.	77,222	6,169,266
Citizens Financial Group, Inc.	13,944	566,266
Comerica, Inc.	6,162	442,123
Fifth Third Bancorp	23,833	732,626
First Republic Bank	2,636	309,598
Huntington Bancshares, Inc.	28,899	435,797
JPMorgan Chase & Co.	83,899	11,695,521
KeyCorp	28,102	568,784
M&T Bank Corp.	3,805	645,899
PNC Financial Services Group, Inc. (The)	10,645	1,699,261
Regions Financial Corp.	32,952	565,456
SVB Financial Group*	1,551	389,363
Truist Financial Corp.	20,462	1,152,420
U.S. Bancorp	38,579	2,287,349
Wells Fargo & Co.	127,531	6,861,168

Total Banks		43,474,737

Beverages - 1.6%
Brown-Forman Corp. Class B	4,358	294,601
Coca-Cola Co. (The)	57,554	3,185,614
Keurig Dr Pepper, Inc.	12,237	354,261
Molson Coors Brewing Co. Class B	5,054	272,411
Monster Beverage Corp.*	6,139	390,133
PepsiCo, Inc.	17,582	2,402,932

Total Beverages		6,899,952

Biotechnology - 2.2%
AbbVie, Inc.	22,916	2,028,983
Alexion Pharmaceuticals, Inc.*	4,493	485,918
Amgen, Inc.	11,409	2,750,368
Biogen, Inc.*	6,405	1,900,556
Gilead Sciences, Inc.	13,828	898,543
Incyte Corp.*	1,160	101,291
Ionis Pharmaceuticals, Inc.*	424	25,614
Neurocrine Biosciences, Inc.*	312	33,537
Regeneron Pharmaceuticals, Inc.*	1,674	628,553
Vertex Pharmaceuticals, Inc.*	1,320	289,014

Total Biotechnology		9,142,377

Building Products - 0.1%
Fortune Brands Home & Security, Inc.	2,532	165,441
Lennox International, Inc.	482	117,594
Masco Corp.	5,649	271,095

Total Building Products		554,130

Capital Markets - 4.1%
Ameriprise Financial, Inc.	4,238	705,966
Bank of New York Mellon Corp. (The)	25,060	1,261,270
BlackRock, Inc.	2,911	1,463,360
CBOE Global Markets, Inc.	1,345	161,400
Charles Schwab Corp. (The)	25,095	1,193,518
CME Group, Inc.	3,284	659,164
E*TRADE Financial Corp.	7,684	348,623
FactSet Research Systems, Inc.	413	110,808
Franklin Resources, Inc.	14,894	386,946
Goldman Sachs Group, Inc. (The)	12,891	2,964,028
Intercontinental Exchange, Inc.	7,538	697,642
MarketAxess Holdings, Inc.	208	78,855
Moody’s Corp.	2,151	510,669
Morgan Stanley	52,190	2,667,953
MSCI, Inc.	691	178,402
Nasdaq, Inc.	2,616	280,173
Northern Trust Corp.	4,791	508,996
Raymond James Financial, Inc.	4,110	367,680
S&P Global, Inc.	2,793	762,629
SEI Investments Co.	2,514	164,617
State Street Corp.	9,574	757,303
T. Rowe Price Group, Inc.	5,446	663,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2019

Investments	Shares	Value
TD Ameritrade Holding Corp.	14,341	$712,748

Total Capital Markets		17,606,291

Chemicals - 1.5%
Air Products & Chemicals, Inc.	2,625	616,849
Celanese Corp.	2,996	368,867
CF Industries Holdings, Inc.	3,692	176,256
Dow, Inc.	29,854	1,633,909
DuPont de Nemours, Inc.	18,563	1,191,745
Eastman Chemical Co.	3,782	299,761
Ecolab, Inc.	3,018	582,444
FMC Corp.	2,486	248,152
International Flavors & Fragrances, Inc.(a)	1,106	142,696
PPG Industries, Inc.	3,632	484,836
RPM International, Inc.	1,643	126,117
Sherwin-Williams Co. (The)	872	508,847
Westlake Chemical Corp.	2,673	187,511

Total Chemicals		6,567,990

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,118	300,832
Copart, Inc.*	2,348	213,527
Republic Services, Inc.	4,035	361,657
Rollins, Inc.	1,619	53,686
Waste Management, Inc.	5,625	641,025

Total Commercial Services & Supplies		1,570,727

Communications Equipment - 1.2%
Arista Networks, Inc.*	1,298	264,013
Cisco Systems, Inc.	91,428	4,384,887
F5 Networks, Inc.*	1,068	149,146
Motorola Solutions, Inc.	2,264	364,821
Ubiquiti, Inc.	775	146,460

Total Communications Equipment		5,309,327

Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	2,144	192,596

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	685	191,553
Vulcan Materials Co.	1,456	209,650

Total Construction Materials		401,203

Consumer Finance - 1.6%
Ally Financial, Inc.	14,928	456,200
American Express Co.	18,205	2,266,340
Capital One Financial Corp.	17,108	1,760,584
Discover Financial Services	11,496	975,091
Synchrony Financial	34,419	1,239,428

Total Consumer Finance		6,697,643

Containers & Packaging - 0.4%
Avery Dennison Corp.	1,527	199,762
Ball Corp.	3,078	199,054
Crown Holdings, Inc.*	2,320	168,293
International Paper Co.	13,961	642,904
Packaging Corp. of America	2,487	278,519
WestRock Co.	7,983	342,551

Total Containers & Packaging		1,831,083

Distributors - 0.1%
Genuine Parts Co.	2,475	262,919
LKQ Corp.*	5,317	189,817

Total Distributors		452,736

Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc.*	424	63,723

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B*	13,480	3,053,220
Equitable Holdings, Inc.	16,877	418,212

Total Diversified Financial Services		3,471,432

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	139,376	5,446,814
CenturyLink, Inc.	36,982	488,532
Verizon Communications, Inc.	109,967	6,751,974

Total Diversified Telecommunication Services		12,687,320

Electric Utilities - 1.8%
Alliant Energy Corp.	2,942	160,986
American Electric Power Co., Inc.	5,589	528,216
Avangrid, Inc.	4,379	224,030
Duke Energy Corp.	11,361	1,036,237
Edison International	4,718	355,784
Entergy Corp.	1,929	231,094
Evergy, Inc.	3,639	236,863
Eversource Energy	3,940	335,176
Exelon Corp.	17,992	820,255
FirstEnergy Corp.	9,436	458,590
NextEra Energy, Inc.	3,599	871,534
Pinnacle West Capital Corp.	1,342	120,686
PPL Corp.	14,548	521,982
Southern Co. (The)	20,820	1,326,234
Xcel Energy, Inc.	5,817	369,321

Total Electric Utilities		7,596,988

Electrical Equipment - 0.3%
AMETEK, Inc.	2,996	298,821
Emerson Electric Co.	10,552	804,696
Rockwell Automation, Inc.	1,715	347,579

Total Electrical Equipment		1,451,096

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	3,837	415,278
CDW Corp.	1,807	258,112
Corning, Inc.	14,953	435,282
Keysight Technologies, Inc.*	1,131	116,075
Trimble, Inc.*	2,330	97,138
Zebra Technologies Corp. Class A*	739	188,770

Total Electronic Equipment, Instruments & Components		1,510,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2019

Investments	Shares	Value
Energy Equipment & Services - 0.2%
Baker Hughes Co.	9,729	$249,354
Halliburton Co.	16,932	414,326

Total Energy Equipment & Services		663,680

Entertainment - 1.1%
Activision Blizzard, Inc.	8,560	508,635
Electronic Arts, Inc.*	3,707	398,540
Live Nation Entertainment, Inc.*	100	7,147
Netflix, Inc.*	1,430	462,705
Take-Two Interactive Software, Inc.*	742	90,843
Walt Disney Co. (The)	20,963	3,031,879

Total Entertainment		4,499,749

Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	699	112,944
American Tower Corp.	3,388	778,630
AvalonBay Communities, Inc.	1,011	212,007
Boston Properties, Inc.	1,390	191,625
Camden Property Trust	511	54,217
Crown Castle International Corp.	3,679	522,970
Digital Realty Trust, Inc.(a)	594	71,126
Duke Realty Corp.	2,614	90,627
Equinix, Inc.	358	208,965
Equity LifeStyle Properties, Inc.	1,005	70,742
Equity Residential	2,213	179,076
Essex Property Trust, Inc.	319	95,974
Extra Space Storage, Inc.	1,322	139,630
Federal Realty Investment Trust	707	91,012
Gaming and Leisure Properties, Inc.	3,480	149,814
Healthpeak Properties, Inc. REIT	1,473	50,774
Host Hotels & Resorts, Inc.	25,897	480,389
Invitation Homes, Inc.	312	9,351
Iron Mountain, Inc.	3,287	104,757
Kilroy Realty Corp.	636	53,360
Kimco Realty Corp.	7,076	146,544
Liberty Property Trust	2,483	149,104
Medical Properties Trust, Inc.	5,751	121,404
Mid-America Apartment Communities, Inc.	595	78,457
National Retail Properties, Inc.	1,637	87,776
Omega Healthcare Investors, Inc.	2,847	120,571
Prologis, Inc.	6,001	534,929
Public Storage	2,247	478,521
Realty Income Corp.	1,979	145,714
Regency Centers Corp.	1,553	97,979
SBA Communications Corp.	156	37,595
Simon Property Group, Inc.	5,918	881,545
STORE Capital Corp.	2,108	78,502
Sun Communities, Inc.	200	30,020
UDR, Inc.	929	43,384
Ventas, Inc.	2,149	124,083
VICI Properties, Inc.	8,595	219,602
Vornado Realty Trust	3,204	213,066
W.P. Carey, Inc.	1,416	113,337
Welltower, Inc.	1,749	143,033
Weyerhaeuser Co.	4,437	133,997

Total Equity Real Estate Investment Trusts (REITs)		7,647,153

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	4,105	1,206,541
Kroger Co. (The)	19,906	577,075
Sysco Corp.	7,490	640,695
U.S. Foods Holding Corp.*	3,592	150,469
Walgreens Boots Alliance, Inc.	28,227	1,664,264
Walmart, Inc.	43,821	5,207,688

Total Food & Staples Retailing		9,446,732

Food Products - 1.5%
Archer-Daniels-Midland Co.	10,988	509,294
Campbell Soup Co.	4,351	215,026
Conagra Brands, Inc.	9,259	317,028
General Mills, Inc.	13,081	700,618
Hershey Co. (The)	3,137	461,076
Hormel Foods Corp.	7,250	327,048
J.M. Smucker Co. (The)	2,502	260,533
Kellogg Co.	4,673	323,185
Kraft Heinz Co. (The)	37,810	1,214,835
Lamb Weston Holdings, Inc.	1,787	153,736
McCormick & Co., Inc. Non-Voting Shares	1,333	226,250
Mondelez International, Inc. Class A	18,100	996,948
Tyson Foods, Inc. Class A	7,867	716,212

Total Food Products		6,421,789

Gas Utilities - 0.1%
Atmos Energy Corp.	1,568	175,397
UGI Corp.	1,657	74,830

Total Gas Utilities		250,227

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	13,091	1,137,084
ABIOMED, Inc.*	406	69,260
Align Technology, Inc.*	527	147,054
Baxter International, Inc.	6,281	525,217
Becton, Dickinson and Co.	1,901	517,015
Boston Scientific Corp.*	10,720	484,758
Cooper Cos., Inc. (The)	509	163,537
Danaher Corp.	6,263	961,245
Dentsply Sirona, Inc.	1,472	83,301
Edwards Lifesciences Corp.*	1,379	321,707
Hologic, Inc.*	1,796	93,769
IDEXX Laboratories, Inc.*	530	138,399
Intuitive Surgical, Inc.*	667	394,297
ResMed, Inc.	1,080	167,368
Stryker Corp.	4,176	876,709
Teleflex, Inc.	320	120,461
Varian Medical Systems, Inc.*	988	140,306
West Pharmaceutical Services, Inc.	494	74,263
Zimmer Biomet Holdings, Inc.	1,827	273,465

Total Health Care Equipment & Supplies		6,689,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2019

Investments	Shares	Value
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	5,548	$471,691
Anthem, Inc.	5,055	1,526,762
Cardinal Health, Inc.	7,362	372,370
Centene Corp.*	8,368	526,096
Cigna Corp.	8,585	1,755,547
CVS Health Corp.	26,972	2,003,750
DaVita, Inc.*	3,321	249,175
HCA Healthcare, Inc.	8,775	1,297,033
Henry Schein, Inc.*	2,852	190,285
Humana, Inc.	2,058	754,298
Laboratory Corp. of America Holdings*	1,792	303,153
McKesson Corp.	2,505	346,491
Quest Diagnostics, Inc.	2,346	250,529
UnitedHealth Group, Inc.	15,996	4,702,504
Universal Health Services, Inc. Class B	1,839	263,823
WellCare Health Plans, Inc.*	680	224,543

Total Health Care Providers & Services		15,238,050

Health Care Technology - 0.1%
Cerner Corp.	2,608	191,401
Veeva Systems, Inc. Class A*	643	90,445

Total Health Care Technology		281,846

Hotels, Restaurants & Leisure - 1.4%
Aramark	2,880	124,992
Chipotle Mexican Grill, Inc.*	164	137,286
Darden Restaurants, Inc.	1,994	217,366
Domino’s Pizza, Inc.	423	124,269
Hilton Worldwide Holdings, Inc.	2,719	301,564
Las Vegas Sands Corp.	8,559	590,913
Marriott International, Inc. Class A	3,946	597,543
McDonald’s Corp.	10,727	2,119,762
MGM Resorts International	3,529	117,410
Starbucks Corp.	12,876	1,132,058
Vail Resorts, Inc.	408	97,851
Wynn Resorts Ltd.	995	138,176
Yum! Brands, Inc.	3,786	381,364

Total Hotels, Restaurants & Leisure		6,080,554

Household Durables - 0.5%
D.R. Horton, Inc.	10,806	570,016
Lennar Corp. Class A	11,044	616,145
Mohawk Industries, Inc.*	1,625	221,617
NVR, Inc.*	71	270,397
PulteGroup, Inc.	8,232	319,402
Whirlpool Corp.	1,522	224,541

Total Household Durables		2,222,118

Household Products - 1.5%
Church & Dwight Co., Inc.	2,734	192,310
Clorox Co. (The)	1,889	290,037
Colgate-Palmolive Co.	12,887	887,141
Kimberly-Clark Corp.	5,560	764,778
Procter & Gamble Co. (The)	32,558	4,066,494

Total Household Products		6,200,760

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	14,831	295,137
NRG Energy, Inc.	5,377	213,736
Vistra Energy Corp.	7,539	173,321

Total Independent Power & Renewable Electricity Producers		682,194

Industrial Conglomerates - 1.3%
3M Co.	10,407	1,836,003
Carlisle Cos., Inc.	948	153,424
General Electric Co.	91,861	1,025,169
Honeywell International, Inc.	10,940	1,936,380
Roper Technologies, Inc.	1,057	374,421

Total Industrial Conglomerates		5,325,397

Insurance - 2.9%
Aflac, Inc.	19,950	1,055,355
Alleghany Corp.*	105	83,955
Allstate Corp. (The)	8,996	1,011,600
American Financial Group, Inc.	1,773	194,409
American International Group, Inc.	11,499	590,244
Arthur J. Gallagher & Co.	2,244	213,696
Brown & Brown, Inc.	3,180	125,546
Cincinnati Financial Corp.	2,326	244,579
CNA Financial Corp.	4,756	213,116
Fidelity National Financial, Inc.	5,615	254,640
Globe Life, Inc.	2,361	248,495
Hartford Financial Services Group, Inc. (The)	9,095	552,703
Lincoln National Corp.	5,023	296,407
Loews Corp.	4,296	225,497
Markel Corp.*	90	102,885
Marsh & McLennan Cos., Inc.	5,594	623,228
MetLife, Inc.	47,720	2,432,288
Principal Financial Group, Inc.	7,231	397,705
Progressive Corp. (The)	14,025	1,015,270
Prudential Financial, Inc.	12,217	1,145,222
Reinsurance Group of America, Inc.	1,542	251,439
Travelers Cos., Inc. (The)	5,528	757,060
W.R. Berkley Corp.	3,247	224,368

Total Insurance		12,259,707

Interactive Media & Services - 4.3%
Alphabet, Inc. Class A*	8,236	11,031,216
Facebook, Inc. Class A*	34,095	6,997,999
IAC/InterActiveCorp*	437	108,861
Twitter, Inc.*	4,959	158,936

Total Interactive Media & Services		18,297,012

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc.*	2,145	3,963,617
Booking Holdings, Inc.*	759	1,558,781
eBay, Inc.	20,846	752,749
Expedia Group, Inc.	1,522	164,589

Total Internet & Direct Marketing Retail		6,439,736

IT Services - 3.7%
Akamai Technologies, Inc.*	1,774	153,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2019

Investments	Shares	Value
Automatic Data Processing, Inc.	5,014	$854,887
Black Knight, Inc.*	848	54,679
Booz Allen Hamilton Holding Corp.	1,896	134,862
Broadridge Financial Solutions, Inc.	1,314	162,332
Cognizant Technology Solutions Corp. Class A	12,070	748,581
DXC Technology Co.	10,645	400,146
EPAM Systems, Inc.*	312	66,194
Fidelity National Information Services, Inc.	2,222	309,058
Fiserv, Inc.*	3,176	367,241
FleetCor Technologies, Inc.*	889	255,783
Gartner, Inc.*	491	75,663
Global Payments, Inc.	1,441	263,069
GoDaddy, Inc. Class A*	389	26,421
International Business Machines Corp.	25,057	3,358,640
Jack Henry & Associates, Inc.	565	82,304
Leidos Holdings, Inc.	2,021	197,836
MasterCard, Inc. Class A	8,525	2,545,480
Paychex, Inc.	4,164	354,190
PayPal Holdings, Inc.*	7,981	863,305
VeriSign, Inc.*	1,029	198,268
Visa, Inc. Class A	21,757	4,088,140
Western Union Co. (The)(a)	9,794	262,283
WEX, Inc.*	312	65,351

Total IT Services		15,887,951

Leisure Products - 0.0%
Hasbro, Inc.	1,482	156,514

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	3,592	306,433
Bio-Rad Laboratories, Inc. Class A*	297	109,899
Illumina, Inc.*	828	274,681
IQVIA Holdings, Inc.*	553	85,444
Mettler-Toledo International, Inc.*	232	184,041
PerkinElmer, Inc.	975	94,672
Thermo Fisher Scientific, Inc.	3,623	1,177,004
Waters Corp.*	924	215,893

Total Life Sciences Tools & Services		2,448,067

Machinery - 1.9%
Caterpillar, Inc.	14,742	2,177,099
Cummins, Inc.	4,602	823,574
Deere & Co.	6,538	1,132,774
Dover Corp.	2,148	247,578
Fortive Corp.	2,848	217,559
IDEX Corp.	980	168,560
Illinois Tool Works, Inc.	4,979	894,378
Nordson Corp.	636	103,566
PACCAR, Inc.	9,572	757,145
Parker-Hannifin Corp.	2,624	540,072
Snap-on, Inc.	1,421	240,717
Stanley Black & Decker, Inc.	2,226	368,937
Westinghouse Air Brake Technologies Corp.	1,206	93,827
Xylem, Inc.	2,348	184,999

Total Machinery		7,950,785

Media - 2.0%
Altice USA, Inc. Class A*	5,377	147,007
Cable One, Inc.	39	58,050
Charter Communications, Inc. Class A*	1,186	575,305
Comcast Corp. Class A	90,119	4,052,651
Discovery, Inc. Class A*(a)	22,728	744,115
DISH Network Corp. Class A*	12,281	435,607
Fox Corp. Class A	16,205	600,719
Liberty Broadband Corp. Class C*	669	84,127
Liberty Media Corp - Liberty SiriusXM Series C*	3,740	180,044
Omnicom Group, Inc.	5,805	470,321
Sirius XM Holdings, Inc.(a)	55,927	399,878
ViacomCBS, Inc. Class B	16,245	681,803

Total Media		8,429,627

Metals & Mining - 0.2%
Newmont Goldcorp Corp.	5,994	260,439
Nucor Corp.	11,343	638,384

Total Metals & Mining		898,823

Multi-Utilities - 0.9%
Ameren Corp.	3,045	233,856
CenterPoint Energy, Inc.	12,376	337,493
CMS Energy Corp.	3,166	198,951
Consolidated Edison, Inc.	5,368	485,643
Dominion Energy, Inc.	11,885	984,316
DTE Energy Co.	2,475	321,428
NiSource, Inc.	4,551	126,700
Public Service Enterprise Group, Inc.	7,673	453,091
Sempra Energy	2,862	433,536
WEC Energy Group, Inc.	3,517	324,373

Total Multi-Utilities		3,899,387

Multiline Retail - 0.5%
Dollar General Corp.	3,445	537,351
Dollar Tree, Inc.*	4,207	395,668
Target Corp.	8,622	1,105,427

Total Multiline Retail		2,038,446

Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.	38,602	4,651,927
Concho Resources, Inc.	5,563	487,152
ConocoPhillips	29,300	1,905,379
Continental Resources, Inc.	9,191	315,251
Diamondback Energy, Inc.	3,645	338,475
EOG Resources, Inc.	14,480	1,212,845
Exxon Mobil Corp.	68,738	4,796,538
Hess Corp.	53	3,541
Kinder Morgan, Inc.	38,029	805,074
Marathon Oil Corp.	15,026	204,053
Marathon Petroleum Corp.	22,374	1,348,033
Occidental Petroleum Corp.	19,034	784,391
ONEOK, Inc.	5,780	437,372
Phillips 66	16,135	1,797,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2019

Investments	Shares	Value
Pioneer Natural Resources Co.	2,370	$358,747
Valero Energy Corp.	8,054	754,257
Williams Cos., Inc. (The)	17,305	410,475

Total Oil, Gas & Consumable Fuels		20,611,110

Personal Products - 0.2%
Coty, Inc. Class A	6,113	68,771
Estee Lauder Cos., Inc. (The) Class A	3,498	722,477

Total Personal Products		791,248

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	30,712	1,971,403
Elanco Animal Health, Inc.*	3,268	96,243
Eli Lilly & Co.	12,921	1,698,207
Johnson & Johnson	40,686	5,934,867
Merck & Co., Inc.	37,098	3,374,063
Pfizer, Inc.	101,389	3,972,421
Zoetis, Inc.	4,166	551,370

Total Pharmaceuticals		17,598,574

Professional Services - 0.1%
CoStar Group, Inc.*	190	113,677
TransUnion	1,293	110,694
Verisk Analytics, Inc.	1,092	163,079

Total Professional Services		387,450

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	6,429	394,033

Road & Rail - 1.1%
CSX Corp.	15,681	1,134,677
JB Hunt Transport Services, Inc.	1,363	159,171
Kansas City Southern	1,451	222,235
Norfolk Southern Corp.	4,814	934,542
Old Dominion Freight Line, Inc.	1,136	215,590
Union Pacific Corp.	11,389	2,059,018

Total Road & Rail		4,725,233

Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc.*	2,439	111,853
Analog Devices, Inc.	4,167	495,206
Applied Materials, Inc.	18,303	1,117,215
Broadcom, Inc.	3,008	950,588
Intel Corp.	106,580	6,378,813
KLA Corp.	2,397	427,074
Lam Research Corp.	3,051	892,112
Maxim Integrated Products, Inc.	3,425	210,672
Microchip Technology, Inc.(a)	1,206	126,292
Micron Technology, Inc.*	50,366	2,708,684
NVIDIA Corp.	3,803	894,846
ON Semiconductor Corp.*	7,217	175,950
Qorvo, Inc.*	517	60,091
QUALCOMM, Inc.	20,469	1,805,980
Skyworks Solutions, Inc.	3,000	362,640
Teradyne, Inc.	1,896	129,288
Texas Instruments, Inc.	13,549	1,738,201
Universal Display Corp.	212	43,687
Xilinx, Inc.	3,390	331,440

Total Semiconductors & Semiconductor Equipment		18,960,632

Software - 5.3%
Adobe, Inc.*	2,925	964,694
ANSYS, Inc.*	554	142,605
Autodesk, Inc.*	212	38,894
Cadence Design Systems, Inc.*	2,334	161,886
Ceridian HCM Holding, Inc.*(a)	212	14,391
Citrix Systems, Inc.	1,611	178,660
Fair Isaac Corp.*	212	79,432
Fortinet, Inc.*	877	93,629
Intuit, Inc.	2,040	534,337
Microsoft Corp.	85,453	13,475,938
NortonLifeLock, Inc.	4,474	114,176
Oracle Corp.	71,792	3,803,540
Paycom Software, Inc.*	212	56,129
PTC, Inc.*	178	13,330
salesforce.com, Inc.*	1,395	226,883
SS&C Technologies Holdings, Inc.	2,124	130,414
Synopsys, Inc.*	930	129,456
Trade Desk, Inc. (The) Class A*(a)	100	25,978
Tyler Technologies, Inc.*	100	30,002
VMware, Inc. Class A*	15,333	2,327,396

Total Software		22,541,770

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	1,100	176,176
AutoZone, Inc.*	429	511,072
Best Buy Co., Inc.	6,283	551,647
Burlington Stores, Inc.*	624	142,291
CarMax, Inc.*	3,050	267,394
Home Depot, Inc. (The)	18,142	3,961,850
Lowe’s Cos., Inc.	10,244	1,226,821
O’Reilly Automotive, Inc.*	1,014	444,396
Ross Stores, Inc.	4,698	546,941
Tiffany & Co.	1,539	205,687
TJX Cos., Inc. (The)	17,578	1,073,313
Tractor Supply Co.	2,048	191,365
Ulta Salon Cosmetics & Fragrance, Inc.*	895	226,560

Total Specialty Retail		9,525,513

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	62,317	18,299,387
Hewlett Packard Enterprise Co.	31,858	505,268
HP, Inc.	52,664	1,082,245
NetApp, Inc.	4,300	267,675

Total Technology Hardware, Storage & Peripherals		20,154,575

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	15,508	1,571,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2019

Investments	Shares	Value
VF Corp.	5,768	$574,839

Total Textiles, Apparel & Luxury Goods		2,145,954

Tobacco - 1.2%
Altria Group, Inc.	48,567	2,423,979
Philip Morris International, Inc.	31,344	2,667,061

Total Tobacco		5,091,040

Trading Companies & Distributors - 0.2%
Fastenal Co.	7,182	265,375
United Rentals, Inc.*	2,407	401,415
W.W. Grainger, Inc.	956	323,625

Total Trading Companies & Distributors		990,415

Water Utilities - 0.1%
American Water Works Co., Inc.	1,588	195,086
Aqua America, Inc.	1,584	74,353

Total Water Utilities		269,439

Wireless Telecommunication Services - 0.3%
Sprint Corp.*(a)	11,695	60,931
T-Mobile U.S., Inc.*	15,787	1,238,016

Total Wireless Telecommunication Services		1,298,947

TOTAL COMMON STOCKS (Cost: $364,381,412)		423,677,165

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. High Dividend Fund(b) (Cost: $1,157,832)	15,975	1,227,040

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $1,421,672)(d)	1,421,672	1,421,672

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $366,960,916)		426,325,877
Other Assets less Liabilities - (0.2)%		(753,288)

NET ASSETS - 100.0%		$425,572,589

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,753,127 and the total market value of the collateral held by the Fund was $1,799,095. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $377,423.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 0.8%
Arconic, Inc.(a)	147,006	$4,523,375
BWX Technologies, Inc.(a)	110,102	6,835,132
Curtiss-Wright Corp.(a)	19,630	2,765,671
Hexcel Corp.(a)	64,092	4,698,584
Huntington Ingalls Industries, Inc.(a)	48,692	12,215,849
Spirit AeroSystems Holdings, Inc. Class A(a)	42,411	3,090,914

Total Aerospace & Defense		34,129,525

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.(a)	242,502	18,963,656
Expeditors International of Washington, Inc.(a)	138,976	10,842,908

Total Air Freight & Logistics		29,806,564

Airlines - 0.6%
Alaska Air Group, Inc.	159,938	10,835,799
American Airlines Group, Inc.(a)	490,298	14,061,747

Total Airlines		24,897,546

Auto Components - 1.1%
BorgWarner, Inc.(a)	285,269	12,374,969
Gentex Corp.	385,806	11,180,658
Goodyear Tire & Rubber Co. (The)	564,592	8,782,229
Lear Corp.(a)	88,507	12,143,160

Total Auto Components		44,481,016

Automobiles - 0.5%
Harley-Davidson, Inc.(a)	406,306	15,110,520
Thor Industries, Inc.	93,171	6,921,674

Total Automobiles		22,032,194

Banks - 9.5%
Associated Banc-Corp.	431,371	9,507,417
Bank of Hawaii Corp.(a)	65,084	6,193,393
Bank OZK(a)	319,023	9,731,797
BankUnited, Inc.	186,191	6,807,143
BOK Financial Corp.(a)	119,404	10,435,910
CenterState Bank Corp.(a)	89,928	2,246,401
CIT Group, Inc.	258,209	11,782,077
Comerica, Inc.(a)	423,108	30,357,999
Commerce Bancshares, Inc.(a)	94,234	6,402,258
Community Bank System, Inc.(a)	66,122	4,690,695
Cullen/Frost Bankers, Inc.(a)	149,720	14,639,622
East West Bancorp, Inc.(a)	291,177	14,180,320
First Citizens BancShares, Inc. Class A(a)	1,242	661,005
First Financial Bankshares, Inc.(a)	79,485	2,789,923
First Hawaiian, Inc.(a)	329,813	9,515,105
First Horizon National Corp.(a)	839,851	13,907,932
FNB Corp.(a)	1,028,574	13,062,890
Glacier Bancorp, Inc.(a)	172,294	7,923,801
Hancock Whitney Corp.(a)	164,924	7,236,865
Iberiabank Corp.	103,360	7,734,429
Investors Bancorp, Inc.	804,553	9,586,249
PacWest Bancorp(a)	606,503	23,210,870
People’s United Financial, Inc.(a)	1,433,761	24,230,561
Pinnacle Financial Partners, Inc.(a)	38,645	2,473,280
Popular, Inc.(a)	143,188	8,412,295
Prosperity Bancshares, Inc.(a)	181,983	13,082,758
Signature Bank(a)	71,624	9,784,555
Sterling Bancorp(a)	180,702	3,809,198
Synovus Financial Corp.(a)	337,830	13,242,936
TCF Financial Corp.(a)	368,703	17,255,300
UMB Financial Corp.	66,236	4,546,439
Umpqua Holdings Corp.	897,808	15,891,201
United Bankshares, Inc.(a)	273,638	10,578,845
Valley National Bancorp	1,107,366	12,679,341
Webster Financial Corp.	242,376	12,933,183
Western Alliance Bancorp	107,794	6,144,258
Wintrust Financial Corp.(a)	79,182	5,614,004
Zions Bancorp N.A.(a)	322,255	16,731,479

Total Banks		400,013,734

Beverages - 0.8%
Molson Coors Brewing Co. Class B(a)	621,685	33,508,821

Building Products - 1.3%
A.O. Smith Corp.(a)	166,480	7,931,107
Armstrong World Industries, Inc.(a)	42,607	4,003,780
Fortune Brands Home & Security, Inc.(a)	138,537	9,052,008
Lennox International, Inc.	33,694	8,220,325
Masco Corp.	288,223	13,831,822
Owens Corning	143,478	9,343,287
Simpson Manufacturing Co., Inc.	12,464	999,987

Total Building Products		53,382,316

Capital Markets - 3.5%
Affiliated Managers Group, Inc.(a)	79,003	6,694,714
Ares Management Corp. Class A	284,270	10,145,596
CBOE Global Markets, Inc.	89,722	10,766,640
E*TRADE Financial Corp.(a)	219,504	9,958,896
Eaton Vance Corp.(a)	265,914	12,415,525
FactSet Research Systems, Inc.(a)	26,579	7,131,146
Federated Investors, Inc. Class B(a)	205,344	6,692,161
Franklin Resources, Inc.	1,556,138	40,428,465
Interactive Brokers Group, Inc. Class A(a)	58,989	2,750,067
Legg Mason, Inc.(a)	285,173	10,240,562
LPL Financial Holdings, Inc.	55,174	5,089,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2019

Investments	Shares	Value
Morningstar, Inc.	14,101	$2,133,622
Raymond James Financial, Inc.	160,948	14,398,408
SEI Investments Co.	84,141	5,509,553
Stifel Financial Corp.(a)	39,784	2,412,900

Total Capital Markets		146,768,057

Chemicals - 3.6%
Albemarle Corp.(a)	143,168	10,456,991
Ashland Global Holdings, Inc.(a)	60,219	4,608,560
CF Industries Holdings, Inc.	475,315	22,691,538
Eastman Chemical Co.(a)	334,556	26,516,909
FMC Corp.	134,685	13,444,257
Huntsman Corp.	547,609	13,230,233
Mosaic Co. (The)(a)	226,838	4,908,774
NewMarket Corp.(a)	16,920	8,231,918
RPM International, Inc.(a)	212,269	16,293,768
Scotts Miracle-Gro Co. (The)(a)	114,980	12,208,576
Valvoline, Inc.	200,429	4,291,185
W.R. Grace & Co.(a)	49,957	3,489,497
Westlake Chemical Corp.	134,207	9,414,621

Total Chemicals		149,786,827

Commercial Services & Supplies - 0.7%
ADT, Inc.(a)	1,154,407	9,154,447
Brink’s Co. (The)	38,642	3,504,056
MSA Safety, Inc.(a)	54,283	6,859,200
Rollins, Inc.(a)	247,429	8,204,746
Tetra Tech, Inc.	40,998	3,532,388

Total Commercial Services & Supplies		31,254,837

Communications Equipment - 0.6%
Juniper Networks, Inc.	698,978	17,215,828
Ubiquiti, Inc.(a)	41,947	7,927,144

Total Communications Equipment		25,142,972

Construction & Engineering - 0.2%
EMCOR Group, Inc.	17,879	1,542,958
Jacobs Engineering Group, Inc.	97,409	8,750,250

Total Construction & Engineering		10,293,208

Construction Materials - 0.0%
Eagle Materials, Inc.(a)	20,481	1,856,807

Consumer Finance - 1.4%
Ally Financial, Inc.(a)	607,998	18,580,419
FirstCash, Inc.(a)	47,970	3,867,821
OneMain Holdings, Inc.	219,630	9,257,405
Santander Consumer USA Holdings, Inc.(a)	932,268	21,787,103
SLM Corp.(a)	546,163	4,866,312

Total Consumer Finance		58,359,060

Containers & Packaging - 2.7%
AptarGroup, Inc.(a)	75,953	8,781,686
Avery Dennison Corp.	126,667	16,570,577
Graphic Packaging Holding Co.	516,990	8,607,884
Packaging Corp. of America (a)	218,837	24,507,556
Sealed Air Corp.(a)	139,839	5,569,787
Silgan Holdings, Inc.	51,828	1,610,814
Sonoco Products Co.(a)	215,878	13,323,990
WestRock Co.	852,965	36,600,728

Total Containers & Packaging		115,573,022

Distributors - 0.2%
Pool Corp.(a)	40,186	8,534,703

Diversified Consumer Services - 0.6%
H&R Block, Inc.(a)	573,659	13,469,513
Service Corp. International	239,397	11,019,444

Total Diversified Consumer Services		24,488,957

Diversified Financial Services - 0.9%
Equitable Holdings, Inc.	817,103	20,247,812
Jefferies Financial Group, Inc.(a)	558,310	11,931,085
Voya Financial, Inc.(a)	94,488	5,761,878

Total Diversified Financial Services		37,940,775

Electric Utilities - 3.1%
ALLETE, Inc.	104,914	8,515,869
Alliant Energy Corp.(a)	525,691	28,765,812
Hawaiian Electric Industries, Inc.(a)	274,155	12,846,903
IDACORP, Inc.	101,972	10,890,610
OGE Energy Corp.	580,072	25,795,802
Pinnacle West Capital Corp.(a)	279,929	25,174,015
PNM Resources, Inc.	151,664	7,690,881
Portland General Electric Co.	203,864	11,373,573

Total Electric Utilities		131,053,465

Electrical Equipment - 0.6%
Acuity Brands, Inc.	3,214	443,532
GrafTech International Ltd.(a)	504,810	5,865,892
Hubbell, Inc.(a)	114,564	16,934,851
Regal Beloit Corp.	26,146	2,238,359

Total Electrical Equipment		25,482,634

Electronic Equipment, Instruments & Components - 1.2%
Avnet, Inc.(a)	115,025	4,881,661
AVX Corp.	183,665	3,759,622
Cognex Corp.(a)	69,627	3,901,897
Dolby Laboratories, Inc. Class A(a)	60,569	4,167,147
FLIR Systems, Inc.(a)	162,127	8,441,953
Jabil, Inc.	142,257	5,879,482
Littelfuse, Inc.(a)	17,453	3,338,759
National Instruments Corp.(a)	192,317	8,142,702
SYNNEX Corp.	60,972	7,853,194

Total Electronic Equipment, Instruments & Components		50,366,417

Energy Equipment & Services - 0.7%
Helmerich & Payne, Inc.(a)	561,527	25,510,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2019

Investments	Shares	Value
National Oilwell Varco, Inc.(a)	155,250	$3,889,012

Total Energy Equipment & Services		29,399,184

Entertainment - 0.2%
Cinemark Holdings, Inc.(a)	284,851	9,642,206

Equity Real Estate Investment Trusts (REITs) - 14.8%
American Campus Communities, Inc.(a)	175,028	8,231,567
American Homes 4 Rent Class A	100,341	2,629,938
Americold Realty Trust	129,093	4,526,001
Apartment Investment & Management Co. Class A(a)	166,614	8,605,613
Apple Hospitality REIT, Inc.	493,954	8,026,753
Brixmor Property Group, Inc.	497,945	10,760,591
Camden Property Trust(a)	102,593	10,885,117
CoreSite Realty Corp.	42,173	4,728,437
Corporate Office Properties Trust	145,457	4,273,527
Cousins Properties, Inc.	142,148	5,856,498
CubeSmart	294,763	9,279,139
CyrusOne, Inc.	123,107	8,054,891
Douglas Emmett, Inc.	153,066	6,719,597
Duke Realty Corp.(a)	365,059	12,656,596
EastGroup Properties, Inc.	33,680	4,468,326
EPR Properties	195,296	13,795,709
Equity LifeStyle Properties, Inc.(a)	131,255	9,239,039
Extra Space Storage, Inc.(a)	148,210	15,653,940
Federal Realty Investment Trust	96,907	12,474,838
First Industrial Realty Trust, Inc.	112,555	4,672,158
Gaming and Leisure Properties, Inc.(a)	556,272	23,947,510
Healthcare Realty Trust, Inc.	157,988	5,272,060
Healthcare Trust of America, Inc. Class A	317,850	9,624,498
Highwoods Properties, Inc.(a)	112,112	5,483,398
Host Hotels & Resorts, Inc.	1,275,831	23,666,665
Hudson Pacific Properties, Inc.(a)	178,748	6,729,862
Iron Mountain, Inc.(a)	869,226	27,702,233
JBG SMITH Properties(a)	137,214	5,473,466
Kilroy Realty Corp.	92,323	7,745,900
Kimco Realty Corp.	752,053	15,575,018
Lamar Advertising Co. Class A(a)	147,513	13,167,010
Liberty Property Trust	169,378	10,171,149
Life Storage, Inc.	69,211	7,494,167
Macerich Co. (The)(a)	672,759	18,110,672
Medical Properties Trust, Inc.(a)	925,867	19,545,052
National Health Investors, Inc.	86,073	7,013,228
National Retail Properties, Inc.(a)	213,235	11,433,661
Omega Healthcare Investors, Inc.(a)	510,580	21,623,063
Outfront Media, Inc.(a)	291,535	7,818,969
Park Hotels & Resorts, Inc.	719,720	18,619,156
Pebblebrook Hotel Trust	355,288	9,525,271
Physicians Realty Trust	338,059	6,402,837
PS Business Parks, Inc.(a)	25,540	4,210,780
Rayonier, Inc.(a)	190,639	6,245,334
Regency Centers Corp.(a)	236,543	14,923,498
Rexford Industrial Realty, Inc.	64,338	2,938,316
Ryman Hospitality Properties, Inc.	80,742	6,997,102
Sabra Health Care REIT, Inc.	627,025	13,380,713
Service Properties Trust	637,026	15,498,843
SL Green Realty Corp.	140,033	12,866,232
Spirit Realty Capital, Inc.	180,737	8,888,646
STAG Industrial, Inc.	213,666	6,745,436
STORE Capital Corp.	322,302	12,002,526
Terreno Realty Corp.	11,068	599,222
VEREIT, Inc.	2,219,960	20,512,430
VICI Properties, Inc.(a)	789,230	20,164,826
Vornado Realty Trust(a)	313,052	20,817,958
Weingarten Realty Investors(a)	177,225	5,536,509

Total Equity Real Estate Investment Trusts (REITs)		620,011,491

Food & Staples Retailing - 0.1%
Casey’s General Stores, Inc.(a)	25,229	4,011,159

Food Products - 2.5%
Campbell Soup Co.	698,374	34,513,643
Flowers Foods, Inc.(a)	598,764	13,017,129
Ingredion, Inc.	119,250	11,084,287
J&J Snack Foods Corp.(a)	4,117	758,640
J.M. Smucker Co. (The)(a)	273,967	28,528,184
Lamb Weston Holdings, Inc.(a)	123,957	10,664,021
Lancaster Colony Corp.	35,690	5,713,969
Sanderson Farms, Inc.(a)	364	64,144

Total Food Products		104,344,017

Gas Utilities - 2.0%
Atmos Energy Corp.(a)	201,698	22,561,938
National Fuel Gas Co.	196,693	9,154,092
New Jersey Resources Corp.(a)	169,692	7,563,173
ONE Gas, Inc.(a)	96,289	9,009,762
Southwest Gas Holdings, Inc.	87,254	6,628,686
Spire, Inc.(a)	114,461	9,535,746
UGI Corp.(a)	412,492	18,628,139

Total Gas Utilities		83,081,536

Health Care Equipment & Supplies - 0.4%
Cantel Medical Corp.	1,324	93,872
Dentsply Sirona, Inc.	153,704	8,698,109
Hill-Rom Holdings, Inc.	44,123	5,009,284
West Pharmaceutical Services, Inc.	33,987	5,109,266

Total Health Care Equipment & Supplies		18,910,531

Health Care Providers & Services - 0.4%
Chemed Corp.(a)	6,215	2,730,001
Encompass Health Corp.	127,805	8,853,052
Universal Health Services, Inc. Class B	22,000	3,156,120

Total Health Care Providers & Services		14,739,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2019

Investments	Shares	Value
Hotels, Restaurants & Leisure - 3.9%
Aramark	233,298	$10,125,133
Boyd Gaming Corp.(a)	8,923	267,155
Choice Hotels International, Inc.	53,968	5,581,910
Churchill Downs, Inc.(a)	25,686	3,524,119
Cracker Barrel Old Country Store, Inc.	46,844	7,201,797
Domino’s Pizza, Inc.(a)	32,448	9,532,573
Dunkin’ Brands Group, Inc.(a)	137,487	10,385,768
Marriott Vacations Worldwide Corp.(a)	47,945	6,173,398
Six Flags Entertainment Corp.	429,004	19,352,370
Texas Roadhouse, Inc.(a)	89,958	5,066,435
Vail Resorts, Inc.(a)	84,349	20,229,421
Wendy’s Co. (The)(a)	408,071	9,063,257
Wyndham Destinations, Inc.	285,761	14,770,986
Wyndham Hotels & Resorts, Inc.(a)	168,126	10,559,994
Wynn Resorts Ltd.(a)	245,999	34,161,881

Total Hotels, Restaurants & Leisure		165,996,197

Household Durables - 1.9%
Leggett & Platt, Inc.(a)	349,337	17,756,800
Newell Brands, Inc.(a)	1,499,777	28,825,714
PulteGroup, Inc.(a)	290,337	11,265,075
Toll Brothers, Inc.	85,011	3,358,785
Whirlpool Corp.(a)	138,389	20,416,529

Total Household Durables		81,622,903

Household Products - 0.1%
Energizer Holdings, Inc.	82,043	4,120,199

Independent Power & Renewable Electricity Producers - 1.5%
AES Corp.(a)	1,533,333	30,513,327
NRG Energy, Inc.(a)	97,349	3,869,623
TerraForm Power, Inc. Class A	769,386	11,840,850
Vistra Energy Corp.(a)	675,858	15,537,975

Total Independent Power & Renewable Electricity Producers		61,761,775

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.(a)	65,933	10,670,597

Insurance - 5.2%
American Financial Group, Inc.	117,912	12,929,051
American National Insurance Co.	72,317	8,510,265
Assurant, Inc.(a)	72,778	9,539,740
Brown & Brown, Inc.	130,491	5,151,785
CNA Financial Corp.(a)	674,623	30,229,857
Erie Indemnity Co. Class A	65,524	10,876,984
Fidelity National Financial, Inc.(a)	529,607	24,017,677
First American Financial Corp.	205,453	11,982,019
Globe Life, Inc.	37,550	3,952,137
Hanover Insurance Group, Inc. (The)(a)	44,280	6,051,748
Kemper Corp.(a)	80,340	6,226,350
Lincoln National Corp.	419,662	24,764,255
Old Republic International Corp.(a)	853,399	19,090,536
Primerica, Inc.	25,430	3,320,141
Reinsurance Group of America, Inc.	76,410	12,459,415
RLI Corp.	23,326	2,099,806
Selective Insurance Group, Inc.	63,960	4,169,552
Unum Group(a)	636,458	18,559,115
W.R. Berkley Corp.(a)	56,864	3,929,302

Total Insurance		217,859,735

IT Services - 2.7%
Alliance Data Systems Corp.	76,917	8,630,087
Booz Allen Hamilton Holding Corp.(a)	188,814	13,430,340
DXC Technology Co.(a)	406,818	15,292,289
Jack Henry & Associates, Inc.	70,875	10,324,361
KBR, Inc.(a)	44,126	1,345,843
Leidos Holdings, Inc.(a)	178,442	17,467,687
MAXIMUS, Inc.	68,265	5,078,233
Perspecta, Inc.	129,842	3,433,023
Sabre Corp.(a)	427,889	9,601,829
Science Applications International Corp.	50,834	4,423,575
Western Union Co. (The)(a)	992,518	26,579,632

Total IT Services		115,606,899

Leisure Products - 1.2%
Brunswick Corp.	119,285	7,154,714
Hasbro, Inc.(a)	262,263	27,697,596
Polaris, Inc.(a)	133,017	13,527,829

Total Leisure Products		48,380,139

Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.(a)	26,664	5,853,015
Bruker Corp.	59,064	3,010,492
PerkinElmer, Inc.	32,251	3,131,572

Total Life Sciences Tools & Services		11,995,079

Machinery - 3.1%
AGCO Corp.(a)	57,192	4,418,082
Allison Transmission Holdings, Inc.	140,064	6,767,893
Crane Co.(a)	57,430	4,960,803
Donaldson Co., Inc.(a)	143,646	8,276,883
Flowserve Corp.(a)	120,256	5,985,141
Graco, Inc.	142,357	7,402,564
IDEX Corp.	75,358	12,961,576
ITT, Inc.	77,170	5,703,635
Lincoln Electric Holdings, Inc.	85,825	8,301,852
Nordson Corp.(a)	51,840	8,441,626
Oshkosh Corp.(a)	86,499	8,187,130
Snap-on, Inc.(a)	91,455	15,492,477
Timken Co. (The)	147,385	8,299,249
Toro Co. (The)(a)	106,978	8,522,937
Woodward, Inc.	31,584	3,740,809
Xylem, Inc.(a)	138,620	10,921,870

Total Machinery		128,384,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2019

Investments	Shares	Value
Media - 1.2%
Cable One, Inc.	3,894	$5,796,102
Interpublic Group of Cos., Inc. (The)(a)	1,088,009	25,133,008
New York Times Co. (The) Class A	72,605	2,335,703
News Corp. Class A	423,867	5,993,479
Nexstar Media Group, Inc. Class A(a)	64,800	7,597,800
TEGNA, Inc.(a)	152,060	2,537,882

Total Media		49,393,974

Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.(a)	108,302	12,970,247
Royal Gold, Inc.	64,863	7,929,502
Steel Dynamics, Inc.	384,527	13,089,299

Total Metals & Mining		33,989,048

Multi-Utilities - 2.3%
Black Hills Corp.	145,388	11,418,773
CenterPoint Energy, Inc.(a)	1,568,495	42,772,859
MDU Resources Group, Inc.	498,715	14,816,823
NiSource, Inc.(a)	750,691	20,899,237
NorthWestern Corp.	122,292	8,764,668

Total Multi-Utilities		98,672,360

Multiline Retail - 2.2%
Kohl’s Corp.(a)	646,063	32,916,910
Macy’s, Inc.(a)	2,331,984	39,643,728
Nordstrom, Inc.(a)	446,298	18,266,977

Total Multiline Retail		90,827,615

Oil, Gas & Consumable Fuels - 5.8%
Apache Corp.	1,346,998	34,469,679
Cabot Oil & Gas Corp.(a)	790,407	13,760,986
Cimarex Energy Co.(a)	151,038	7,927,985
Continental Resources, Inc.(a)	167,407	5,742,060
CVR Energy, Inc.(a)	622,764	25,178,349
Devon Energy Corp.	452,989	11,764,124
Diamondback Energy, Inc.(a)	102,554	9,523,164
HollyFrontier Corp.	331,408	16,805,700
Marathon Oil Corp.(a)	992,028	13,471,740
Murphy Oil Corp.(a)	385,415	10,329,122
Noble Energy, Inc.(a)	671,510	16,680,308
Parsley Energy, Inc. Class A(a)	132,073	2,497,500
PBF Energy, Inc. Class A	289,732	9,088,893
Targa Resources Corp.(a)	1,642,368	67,057,886

Total Oil, Gas & Consumable Fuels		244,297,496

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.(a)	237,437	7,044,756

Personal Products - 0.7%
Coty, Inc. Class A(a)	2,731,893	30,733,796

Professional Services - 0.6%
Exponent, Inc.(a)	6,237	430,416
ManpowerGroup, Inc.(a)	120,119	11,663,555
Robert Half International, Inc.(a)	185,422	11,709,399

Total Professional Services		23,803,370

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.(a)	8,554	1,489,166
Kennedy-Wilson Holdings, Inc.(a)	204,879	4,568,802

Total Real Estate Management & Development		6,057,968

Road & Rail - 0.4%
JB Hunt Transport Services, Inc.(a)	82,765	9,665,297
Knight-Swift Transportation Holdings, Inc.(a)	85,044	3,047,977
Landstar System, Inc.	21,003	2,391,611

Total Road & Rail		15,104,885

Semiconductors & Semiconductor Equipment - 1.0%
Brooks Automation, Inc.(a)	2,402	100,788
Cabot Microelectronics Corp.(a)	33,299	4,805,712
Cypress Semiconductor Corp.	607,305	14,168,425
Entegris, Inc.(a)	93,954	4,706,156
MKS Instruments, Inc.(a)	43,388	4,773,114
Monolithic Power Systems, Inc.	29,961	5,333,657
Teradyne, Inc.(a)	98,160	6,693,530
Universal Display Corp.(a)	7,869	1,621,565

Total Semiconductors & Semiconductor Equipment		42,202,947

Software - 0.2%
Blackbaud, Inc.(a)	25,815	2,054,874
CDK Global, Inc.(a)	67,002	3,663,669
LogMeIn, Inc.	32,351	2,773,775
Pegasystems, Inc.(a)	15,741	1,253,771

Total Software		9,746,089

Specialty Retail - 2.5%
Aaron’s, Inc.	16,042	916,159
Foot Locker, Inc.	327,417	12,765,989
Gap, Inc. (The)	1,639,884	28,993,149
L Brands, Inc.(a)	1,278,826	23,172,327
Penske Automotive Group, Inc.(a)	229,744	11,537,744
Tractor Supply Co.(a)	133,015	12,428,921
Williams-Sonoma, Inc.	189,703	13,931,788

Total Specialty Retail		103,746,077

Technology Hardware, Storage & Peripherals - 1.1%
NetApp, Inc.	481,396	29,966,901
Xerox Holdings Corp.	492,782	18,168,872

Total Technology Hardware, Storage & Peripherals		48,135,773

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.(a)	70,188	7,674,356
Columbia Sportswear Co.(a)	62,223	6,234,122
Hanesbrands, Inc.(a)	979,174	14,540,734
PVH Corp.(a)	7,856	826,059
Ralph Lauren Corp.	72,266	8,471,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2019

Investments	Shares	Value
Steven Madden Ltd.(a)	40,131	$1,726,034
Tapestry, Inc.(a)	1,056,588	28,496,178

Total Textiles, Apparel & Luxury Goods		67,968,504

Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp.	420,702	5,961,347
New York Community Bancorp, Inc.(a)	2,057,472	24,730,814
Radian Group, Inc.	6,463	162,609
TFS Financial Corp.(a)	1,017,441	20,023,239

Total Thrifts & Mortgage Finance		50,878,009

Trading Companies & Distributors - 0.7%
Air Lease Corp.(a)	116,451	5,533,752
MSC Industrial Direct Co., Inc. Class A	108,234	8,493,122
Watsco, Inc.(a)	87,922	15,839,148

Total Trading Companies & Distributors		29,866,022

Transportation Infrastructure - 0.6%
Macquarie Infrastructure Corp.	551,791	23,638,726

Water Utilities - 0.4%
Aqua America, Inc.(a)	360,848	16,938,205

TOTAL COMMON STOCKS (Cost: $3,610,495,718)		4,182,736,424

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $9,020,458)	98,235	10,406,034

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%

United States - 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $218,402,138)(d)	218,402,138	218,402,138

TOTAL INVESTMENTS IN SECURITIES - 105.0% (Cost: $3,837,918,314)		4,411,544,596
Other Assets less Liabilities - (5.0)%		(208,514,086)

NET ASSETS - 100.0%		$4,203,030,510

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $570,175,088 and the total market value of the collateral held by the Fund was $585,165,659. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $366,763,521.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%
United States - 99.7%

Aerospace & Defense - 1.0%
Aerojet Rocketdyne Holdings, Inc.*(a)	30,842	1,408,246
Axon Enterprise, Inc.*(a)	1,122	82,220
BWX Technologies, Inc.(a)	31,832	1,976,131
Curtiss-Wright Corp.	16,769	2,362,584
Hexcel Corp.	34,010	2,493,273
Mercury Systems, Inc.*	7,182	496,348
Moog, Inc. Class A	17,250	1,471,943
Parsons Corp.*	17,261	712,534

Total Aerospace & Defense		11,003,279

Air Freight & Logistics - 0.3%
XPO Logistics, Inc.*(a)	36,121	2,878,844

Airlines - 1.6%
Alaska Air Group, Inc.	83,476	5,655,499
Allegiant Travel Co.	10,404	1,810,712
JetBlue Airways Corp.*(a)	240,243	4,497,349
SkyWest, Inc.	42,172	2,725,576
Spirit Airlines, Inc.*(a)	75,911	3,059,973

Total Airlines		17,749,109

Auto Components - 2.6%
BorgWarner, Inc.	153,656	6,665,597
Dana, Inc.	231,269	4,209,096
Dorman Products, Inc.*	11,475	868,887
Fox Factory Holding Corp.*(a)	11,808	821,483
Gentex Corp.	123,014	3,564,946
Goodyear Tire & Rubber Co. (The)	216,160	3,362,369
LCI Industries	11,179	1,197,606
Lear Corp.(a)	59,726	8,194,407
Visteon Corp.*(a)	7,995	692,287

Total Auto Components		29,576,678

Automobiles - 0.5%
Harley-Davidson, Inc.	96,916	3,604,306
Thor Industries, Inc.	26,739	1,986,440

Total Automobiles		5,590,746

Banks - 13.0%
Ameris Bancorp	38,613	1,642,597
Associated Banc-Corp.	117,384	2,587,143
Atlantic Union Bankshares Corp.	47,808	1,795,190
BancorpSouth Bank	56,349	1,769,922
Bank of Hawaii Corp.	20,496	1,950,399
Bank OZK	108,818	3,319,493
BankUnited, Inc.	65,353	2,389,306
BOK Financial Corp.(a)	46,437	4,058,594
Cathay General Bancorp	57,951	2,205,036
CenterState Bank Corp.(a)	77,549	1,937,174
CIT Group, Inc.	64,368	2,937,112
Columbia Banking System, Inc.	40,133	1,632,811
Commerce Bancshares, Inc.(a)	52,153	3,543,275
Community Bank System, Inc.	19,966	1,416,388
Cullen/Frost Bankers, Inc.(a)	39,808	3,892,426
CVB Financial Corp.	81,061	1,749,296
East West Bancorp, Inc.	111,509	5,430,488
First Citizens BancShares, Inc. Class A	6,756	3,595,611
First Financial Bancorp	67,662	1,721,321
First Financial Bankshares, Inc.(a)	37,608	1,320,041
First Hawaiian, Inc.	82,694	2,385,722
First Horizon National Corp.	228,006	3,775,779
First Midwest Bancorp, Inc.	76,312	1,759,755
FNB Corp.	243,933	3,097,949
Fulton Financial Corp.	105,872	1,845,349
Glacier Bancorp, Inc.(a)	38,046	1,749,736
Hancock Whitney Corp.	58,553	2,569,306
Home BancShares, Inc.	121,747	2,393,546
Iberiabank Corp.	42,163	3,155,057
Independent Bank Corp.	16,886	1,405,760
Independent Bank Group, Inc.	28,338	1,571,059
International Bancshares Corp.	40,023	1,723,791
Investors Bancorp, Inc.	129,051	1,537,643
Old National Bancorp	100,983	1,846,979
PacWest Bancorp	100,443	3,843,954
People’s United Financial, Inc.	243,790	4,120,051
Pinnacle Financial Partners, Inc.(a)	51,369	3,287,616
Prosperity Bancshares, Inc.	38,350	2,756,982
Signature Bank	37,700	5,150,197
Simmons First National Corp. Class A(a)	79,560	2,131,412
South State Corp.(a)	18,962	1,644,954
Sterling Bancorp	168,566	3,553,371
Synovus Financial Corp.	123,382	4,836,574
TCF Financial Corp.	55,540	2,599,272
Texas Capital Bancshares, Inc.*	42,194	2,395,353
UMB Financial Corp.	23,240	1,595,194
Umpqua Holdings Corp.	163,715	2,897,755
United Bankshares, Inc.(a)	55,076	2,129,238
United Community Banks, Inc.(a)	51,207	1,581,272
Valley National Bancorp	205,964	2,358,288
Webster Financial Corp.	60,468	3,226,572
WesBanco, Inc.	37,796	1,428,311
Western Alliance Bancorp	70,808	4,036,056
Wintrust Financial Corp.	40,896	2,899,526
Zions Bancorp N.A.(a)	133,010	6,905,879

Total Banks		147,088,881

Beverages - 0.2%
Boston Beer Co., Inc. (The) Class A*(a)	2,739	1,034,931
National Beverage Corp.*(a)	20,008	1,020,808

Total Beverages		2,055,739

Biotechnology - 0.4%
Arrowhead Pharmaceuticals, Inc.*(a)	8,659	549,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2019

Investments	Shares	Value
Emergent BioSolutions, Inc.*(a)	1,930	$104,124
Exelixis, Inc.*	204,763	3,607,924
FibroGen, Inc.*	7,639	327,637

Total Biotechnology		4,588,925

Building Products - 1.5%
A.O. Smith Corp.	69,643	3,317,792
AAON, Inc.	7,410	366,128
Armstrong World Industries, Inc.	19,142	1,798,774
Builders FirstSource, Inc.*	78,216	1,987,469
JELD-WEN Holding, Inc.*	43,979	1,029,548
Owens Corning	71,866	4,679,914
Simpson Manufacturing Co., Inc.	12,343	990,279
Trex Co., Inc.*(a)	12,793	1,149,835
Universal Forest Products, Inc.	29,250	1,395,225

Total Building Products		16,714,964

Capital Markets - 2.0%
Cohen & Steers, Inc.	12,832	805,336
Eaton Vance Corp.	73,935	3,452,025
Evercore, Inc. Class A	40,083	2,996,605
Federated Investors, Inc. Class B(a)	61,145	1,992,716
Interactive Brokers Group, Inc. Class A	28,958	1,350,022
Legg Mason, Inc.	45,220	1,623,850
LPL Financial Holdings, Inc.	53,300	4,916,925
Morningstar, Inc.	8,652	1,309,134
Stifel Financial Corp.	58,134	3,525,827
Tradeweb Markets, Inc. Class A	21,617	1,001,948

Total Capital Markets		22,974,388

Chemicals - 3.2%
Albemarle Corp.(a)	75,502	5,514,666
Ashland Global Holdings, Inc.	15,000	1,147,950
Balchem Corp.	6,722	683,157
Cabot Corp.	37,718	1,792,359
Chemours Co. (The)	188,888	3,416,984
H.B. Fuller Co.(a)	18,737	966,267
Huntsman Corp.	146,217	3,532,603
Ingevity Corp.*	18,564	1,622,122
Innospec, Inc.	8,837	914,099
Mosaic Co. (The)	158,554	3,431,109
NewMarket Corp.	4,294	2,089,117
Olin Corp.	46,714	805,816
PolyOne Corp.	35,251	1,296,884
Quaker Chemical Corp.	3,393	558,216
Scotts Miracle-Gro Co. (The)	20,204	2,145,261
Sensient Technologies Corp.	17,134	1,132,386
Valvoline, Inc.	105,072	2,249,592
W.R. Grace & Co.	36,255	2,532,412

Total Chemicals		35,831,000

Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	25,233	951,537
Brady Corp. Class A	18,750	1,073,625
Brink’s Co. (The)	9,843	892,563
Clean Harbors, Inc.*	8,783	753,142
Herman Miller, Inc.	31,566	1,314,724
IAA, Inc.*	36,844	1,733,879
KAR Auction Services, Inc.(a)	81,536	1,776,670
MSA Safety, Inc.	10,942	1,382,631
Stericycle, Inc.*(a)	3,537	225,696
Tetra Tech, Inc.	15,639	1,347,456
UniFirst Corp.	6,929	1,399,519

Total Commercial Services & Supplies		12,851,442

Communications Equipment - 0.6%
Acacia Communications, Inc.*(a)	2,649	179,629
Ciena Corp.*	56,684	2,419,840
Juniper Networks, Inc.	131,170	3,230,717
Lumentum Holdings, Inc.*(a)	6,032	478,337
Viavi Solutions, Inc.*	30,406	456,090

Total Communications Equipment		6,764,613

Construction & Engineering - 1.2%
AECOM*	85,073	3,669,198
EMCOR Group, Inc.	29,977	2,587,015
MasTec, Inc.*(a)	51,108	3,279,089
Quanta Services, Inc.	79,894	3,252,485
Valmont Industries, Inc.	8,319	1,246,020

Total Construction & Engineering		14,033,807

Construction Materials - 0.2%
Eagle Materials, Inc.	20,251	1,835,956
Summit Materials, Inc. Class A*	15,809	377,835

Total Construction Materials		2,213,791

Consumer Finance - 2.6%
Credit Acceptance Corp.*(a)	11,853	5,242,937
FirstCash, Inc.	16,896	1,362,324
Navient Corp.	292,923	4,007,187
OneMain Holdings, Inc.	149,658	6,308,085
Santander Consumer USA Holdings, Inc.(a)	339,856	7,942,435
SLM Corp.	532,299	4,742,784

Total Consumer Finance		29,605,752

Containers & Packaging - 1.6%
AptarGroup, Inc.	20,340	2,351,711
Berry Global Group, Inc.*	79,723	3,786,045
Graphic Packaging Holding Co.	119,440	1,988,676
Greif, Inc. Class A	40,930	1,809,106
Sealed Air Corp.	66,796	2,660,485
Silgan Holdings, Inc.	83,795	2,604,349
Sonoco Products Co.	49,435	3,051,128

Total Containers & Packaging		18,251,500

Distributors - 0.2%
Pool Corp.	11,127	2,363,152

Diversified Consumer Services - 1.1%
frontdoor, Inc.*	27,895	1,322,781
Graham Holdings Co. Class B	1,843	1,177,659
Grand Canyon Education, Inc.*	23,435	2,244,839
H&R Block, Inc.	147,873	3,472,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2019

Investments	Shares	Value
Service Corp. International	62,913	$2,895,885
ServiceMaster Global Holdings, Inc.*	2,221	85,864
Strategic Education, Inc.	4,661	740,633
WW International, Inc.*(a)	29,536	1,128,570

Total Diversified Consumer Services		13,068,289

Diversified Financial Services - 0.4%
Jefferies Financial Group, Inc.(a)	32,681	698,393
Voya Financial, Inc.(a)	69,946	4,265,307

Total Diversified Financial Services		4,963,700

Diversified Telecommunication Services - 0.5%
Cogent Communications Holdings, Inc.	3,553	233,823
GCI Liberty, Inc. Class A*	64,557	4,573,864
Zayo Group Holdings, Inc.*	39,851	1,380,837

Total Diversified Telecommunication Services		6,188,524

Electric Utilities - 1.2%
ALLETE, Inc.	15,134	1,228,427
El Paso Electric Co.	8,909	604,832
Hawaiian Electric Industries, Inc.(a)	33,515	1,570,513
IDACORP, Inc.	14,054	1,500,967
MGE Energy, Inc.	7,764	611,958
OGE Energy Corp.	79,388	3,530,384
PG&E Corp.*(a)	249,611	2,713,272
PNM Resources, Inc.	18,730	949,798
Portland General Electric Co.	25,688	1,433,134

Total Electric Utilities		14,143,285

Electrical Equipment - 1.7%
Acuity Brands, Inc.	21,135	2,916,630
EnerSys	21,966	1,643,716
Generac Holdings, Inc.*	21,543	2,167,010
GrafTech International Ltd.(a)	649,392	7,545,935
Hubbell, Inc.	23,879	3,529,794
Regal Beloit Corp.	24,344	2,084,090

Total Electrical Equipment		19,887,175

Electronic Equipment, Instruments & Components - 3.8%
Anixter International, Inc.*	19,325	1,779,833
Arrow Electronics, Inc.*	78,983	6,693,019
Avnet, Inc.	58,513	2,483,292
AVX Corp.	83,970	1,718,866
Belden, Inc.	25,712	1,414,160
Cognex Corp.	24,896	1,395,172
Coherent, Inc.*(a)	4,749	789,996
Dolby Laboratories, Inc. Class A	32,043	2,204,558
FLIR Systems, Inc.	37,757	1,966,007
II-VI, Inc.*(a)	17,160	577,777
Insight Enterprises, Inc.*	21,201	1,490,218
IPG Photonics Corp.*	15,381	2,229,015
Itron, Inc.*	7,547	633,571
Jabil, Inc.	90,974	3,759,955
Littelfuse, Inc.	7,987	1,527,913
National Instruments Corp.	26,904	1,139,115
Rogers Corp.*	6,776	845,171
SYNNEX Corp.	34,293	4,416,938
Tech Data Corp.*	24,489	3,516,620
Vishay Intertechnology, Inc.	100,640	2,142,626

Total Electronic Equipment, Instruments & Components		42,723,822

Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.	27,546	1,251,415

Entertainment - 0.2%
Cinemark Holdings, Inc.(a)	70,038	2,370,786
World Wrestling Entertainment, Inc. Class A(a)	5,460	354,190

Total Entertainment		2,724,976

Equity Real Estate Investment Trusts (REITs) - 4.7%
Acadia Realty Trust	12,693	329,130
Agree Realty Corp.(a)	7,722	541,853
American Assets Trust, Inc.	8,312	381,521
American Campus Communities, Inc.	15,134	711,752
American Homes 4 Rent Class A	20,239	530,464
Americold Realty Trust	23,725	831,799
Apartment Investment & Management Co. Class A	75,005	3,874,008
Apple Hospitality REIT, Inc.	132,060	2,145,975
Brandywine Realty Trust	13,667	215,255
Brixmor Property Group, Inc.	101,732	2,198,429
Columbia Property Trust, Inc.	7,973	166,715
CoreSite Realty Corp.	5,826	653,211
Corporate Office Properties Trust	22,129	650,150
Cousins Properties, Inc.	12,432	512,198
CubeSmart	44,000	1,385,120
Douglas Emmett, Inc.	21,341	936,870
EastGroup Properties, Inc.	5,079	673,831
Empire State Realty Trust, Inc. Class A	34,915	487,413
EPR Properties	25,041	1,768,896
First Industrial Realty Trust, Inc.	37,768	1,567,750
Healthcare Realty Trust, Inc.	4,955	165,348
Healthcare Trust of America, Inc. Class A	39,352	1,191,579
Highwoods Properties, Inc.	24,604	1,203,382
Hudson Pacific Properties, Inc.	13,099	493,177
Lamar Advertising Co. Class A	34,682	3,095,715
Lexington Realty Trust	22,389	237,771
Life Storage, Inc.	12,294	1,331,194
Macerich Co. (The)(a)	47,990	1,291,891
National Health Investors, Inc.	16,681	1,359,168
Outfront Media, Inc.	53,764	1,441,951
Paramount Group, Inc.	3,912	54,455
Park Hotels & Resorts, Inc.	102,482	2,651,209
Physicians Realty Trust	18,891	357,796
Piedmont Office Realty Trust, Inc. Class A	20,197	449,181
PotlatchDeltic Corp.	9,462	409,421
PS Business Parks, Inc.	5,639	929,702
QTS Realty Trust, Inc. Class A	386	20,948
Rayonier, Inc.	13,050	427,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2019

Investments	Shares	Value
Retail Properties of America, Inc. Class A	36,630	$490,842
Rexford Industrial Realty, Inc.	9,801	447,612
RLJ Lodging Trust	59,607	1,056,236
Ryman Hospitality Properties, Inc.	27,302	2,365,991
Sabra Health Care REIT, Inc.	50,903	1,086,270
Service Properties Trust	59,884	1,456,978
SL Green Realty Corp.	10,315	947,742
Spirit Realty Capital, Inc.	29,054	1,428,876
STAG Industrial, Inc.	11,886	375,241
Sunstone Hotel Investors, Inc.	56,254	783,056
Terreno Realty Corp.	6,571	355,754
Urban Edge Properties	75,073	1,439,900
Washington Real Estate Investment Trust	1,611	47,009
Weingarten Realty Investors	69,914	2,184,113
Xenia Hotels & Resorts, Inc.	55,349	1,196,092

Total Equity Real Estate Investment Trusts (REITs)		53,335,458

Food & Staples Retailing - 0.7%
BJ’s Wholesale Club Holdings, Inc.*(a)	84,622	1,924,304
Casey’s General Stores, Inc.(a)	11,804	1,876,718
Grocery Outlet Holding Corp.*(a)	5,180	168,091
Performance Food Group Co.*	34,761	1,789,496
PriceSmart, Inc.	9,482	673,412
Sprouts Farmers Market, Inc.*	63,293	1,224,720

Total Food & Staples Retailing		7,656,741

Food Products - 1.5%
Darling Ingredients, Inc.*(a)	37,396	1,050,080
Flowers Foods, Inc.(a)	81,523	1,772,310
Hain Celestial Group, Inc. (The)*(a)	22,968	596,134
Ingredion, Inc.	42,547	3,954,744
J&J Snack Foods Corp.	3,785	697,462
Lancaster Colony Corp.	7,283	1,166,008
Pilgrim’s Pride Corp.*(a)	104,158	3,407,529
Post Holdings, Inc.*	22,893	2,497,626
Sanderson Farms, Inc.	1,982	349,268
Simply Good Foods Co. (The)*	14,277	407,466
TreeHouse Foods, Inc.*	12,430	602,855

Total Food Products		16,501,482

Gas Utilities - 0.8%
National Fuel Gas Co.	54,883	2,554,255
New Jersey Resources Corp.	23,253	1,036,386
ONE Gas, Inc.	16,459	1,540,069
South Jersey Industries, Inc.	22,028	726,484
Southwest Gas Holdings, Inc.	22,461	1,706,362
Spire, Inc.	14,582	1,214,826

Total Gas Utilities		8,778,382

Health Care Equipment & Supplies - 1.0%
Cantel Medical Corp.	9,003	638,313
CONMED Corp.	2,653	296,685
Globus Medical, Inc. Class A*	21,800	1,283,584
Haemonetics Corp.*	8,729	1,002,962
Hill-Rom Holdings, Inc.	17,886	2,030,598
ICU Medical, Inc.*	6,716	1,256,698
Integer Holdings Corp.*	12,191	980,522
Integra LifeSciences Holdings Corp.*	17,311	1,008,885
Masimo Corp.*(a)	9,376	1,481,970
Neogen Corp.*(a)	7,281	475,158
NuVasive, Inc.*	6,708	518,797
Penumbra, Inc.*(a)	1,769	290,594
Quidel Corp.*	7,518	564,075

Total Health Care Equipment & Supplies		11,828,841

Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc.*(a)	44,142	1,466,397
Amedisys, Inc.*	6,364	1,062,279
AMN Healthcare Services, Inc.*	18,809	1,171,989
Chemed Corp.	3,880	1,704,329
Encompass Health Corp.	49,958	3,460,591
Ensign Group, Inc. (The)	20,192	916,111
HealthEquity, Inc.*(a)	10,792	799,363
LHC Group, Inc.*(a)	6,730	927,125
Molina Healthcare, Inc.*(a)	51,526	6,991,563
Premier, Inc. Class A*(a)	41,158	1,559,065
Select Medical Holdings Corp.*	59,161	1,380,818
Tenet Healthcare Corp.*	36,043	1,370,715

Total Health Care Providers & Services		22,810,345

Health Care Technology - 0.1%
HMS Holdings Corp.*	20,891	618,374
Omnicell, Inc.*	6,017	491,709

Total Health Care Technology		1,110,083

Hotels, Restaurants & Leisure - 3.0%
Boyd Gaming Corp.	46,643	1,396,491
Choice Hotels International, Inc.	18,428	1,906,008
Churchill Downs, Inc.(a)	9,071	1,244,541
Cracker Barrel Old Country Store, Inc.	11,735	1,804,139
Dunkin’ Brands Group, Inc.	27,275	2,060,353
Eldorado Resorts, Inc.*(a)	14,897	888,457
Hilton Grand Vacations, Inc.*	65,974	2,268,846
Hyatt Hotels Corp. Class A(a)	75,284	6,753,728
Marriott Vacations Worldwide Corp.	27,774	3,576,180
Penn National Gaming, Inc.*(a)	44,675	1,141,893
Planet Fitness, Inc. Class A*	14,163	1,057,693
SeaWorld Entertainment, Inc.*(a)	31,922	1,012,247
Six Flags Entertainment Corp.	49,305	2,224,149
Texas Roadhouse, Inc.	21,365	1,203,277
Wendy’s Co. (The)	48,458	1,076,252
Wingstop, Inc.	1,982	170,908
Wyndham Destinations, Inc.	64,179	3,317,412
Wyndham Hotels & Resorts, Inc.	19,825	1,245,208

Total Hotels, Restaurants & Leisure		34,347,782

Household Durables - 1.8%
KB Home	66,908	2,292,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2019

Investments	Shares	Value
Leggett & Platt, Inc.	53,031	$2,695,566
MDC Holdings, Inc.	44,756	1,707,889
Meritage Homes Corp.*	29,165	1,782,273
Newell Brands, Inc.	40,282	774,220
Taylor Morrison Home Corp. Class A*(a)	106,840	2,335,522
Tempur Sealy International, Inc.*(a)	23,958	2,085,783
Toll Brothers, Inc.	137,121	5,417,651
TopBuild Corp.*	14,319	1,476,003

Total Household Durables		20,567,844

Household Products - 0.2%
Energizer Holdings, Inc.	26,573	1,334,496
Spectrum Brands Holdings, Inc.	10,918	701,918
WD-40 Co.	2,820	547,475

Total Household Products		2,583,889

Independent Power & Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.(a)	11,243	837,828

Insurance - 4.6%
American Equity Investment Life Holding Co.	23,002	688,450
American National Insurance Co.	17,872	2,103,177
Assurant, Inc.	17,203	2,254,969
Brighthouse Financial, Inc.*	326,045	12,790,745
Erie Indemnity Co. Class A	15,006	2,490,996
First American Financial Corp.	79,624	4,643,672
Hanover Insurance Group, Inc. (The)	16,734	2,287,036
Kemper Corp.	39,098	3,030,095
Mercury General Corp.	37,207	1,813,097
National General Holdings Corp.	104,369	2,306,555
Old Republic International Corp.	164,076	3,670,380
Primerica, Inc.	21,312	2,782,495
RLI Corp.	11,710	1,054,134
Selective Insurance Group, Inc.	28,226	1,840,053
Unum Group	282,882	8,248,839

Total Insurance		52,004,693

Interactive Media & Services - 0.6%
Cargurus, Inc.*(a)	9,207	323,902
Match Group, Inc.*(a)	61,532	5,052,393
TripAdvisor, Inc.	35,634	1,082,561
Yelp, Inc.*(a)	10,853	378,010

Total Interactive Media & Services		6,836,866

Internet & Direct Marketing Retail - 0.0%
Etsy, Inc.*(a)	11,472	508,210
GrubHub, Inc.*(a)	318	15,467

Total Internet & Direct Marketing Retail		523,677

IT Services - 1.8%
Alliance Data Systems Corp.	40,324	4,524,353
CACI International, Inc. Class A*	10,355	2,588,646
CoreLogic, Inc.*	17,738	775,328
Euronet Worldwide, Inc.*	17,723	2,792,436
ExlService Holdings, Inc.*	6,332	439,821
KBR, Inc.	48,403	1,476,291
MAXIMUS, Inc.	27,243	2,026,607
Perspecta, Inc.	55,218	1,459,964
Sabre Corp.	81,240	1,823,026
Science Applications International Corp.	24,112	2,098,226

Total IT Services		20,004,698

Leisure Products - 0.6%
Brunswick Corp.	49,244	2,953,655
Polaris, Inc.(a)	27,743	2,821,463
YETI Holdings, Inc.*(a)	15,125	526,048

Total Leisure Products		6,301,166

Life Sciences Tools & Services - 0.8%
Bio-Techne Corp.	4,275	938,405
Bruker Corp.	35,507	1,809,792
Charles River Laboratories International, Inc.*	13,577	2,074,023
Medpace Holdings, Inc.*	10,385	872,963
NeoGenomics, Inc.*	1,442	42,178
PRA Health Sciences, Inc.*	19,126	2,125,855
Repligen Corp.*	2,197	203,222
Syneos Health, Inc.*(a)	20,799	1,237,021

Total Life Sciences Tools & Services		9,303,459

Machinery - 5.5%
AGCO Corp.	43,475	3,358,444
Albany International Corp. Class A	12,618	957,959
Allison Transmission Holdings, Inc.	96,956	4,684,914
Barnes Group, Inc.	22,854	1,416,034
Colfax Corp.*(a)	24,893	905,607
Crane Co.	34,325	2,964,994
Donaldson Co., Inc.	41,702	2,402,869
ESCO Technologies, Inc.	8,268	764,790
Flowserve Corp.	41,878	2,084,268
Franklin Electric Co., Inc.	14,093	807,811
Gardner Denver Holdings, Inc.*(a)	62,755	2,301,853
Graco, Inc.	53,709	2,792,868
Hillenbrand, Inc.	35,530	1,183,504
ITT, Inc.	36,649	2,708,728
John Bean Technologies Corp.(a)	11,680	1,315,869
Kennametal, Inc.(a)	44,433	1,639,133
Lincoln Electric Holdings, Inc.	25,284	2,445,721
Middleby Corp. (The)*	24,923	2,729,567
Navistar International Corp.*	147,185	4,259,534
Oshkosh Corp.	53,908	5,102,392
Proto Labs, Inc.*	5,247	532,833
RBC Bearings, Inc.*	6,031	954,949
Rexnord Corp.*	44,004	1,435,410
Timken Co. (The)	51,562	2,903,456
Toro Co. (The)	25,236	2,010,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2019

Investments	Shares	Value
Trinity Industries, Inc.	17,788	$394,004
WABCO Holdings, Inc.*	19,343	2,620,977
Watts Water Technologies, Inc. Class A	11,441	1,141,354
Welbilt, Inc.*(a)	41,192	643,007
Woodward, Inc.	20,387	2,414,636

Total Machinery		61,878,037

Marine - 0.1%
Kirby Corp.*	18,307	1,639,026

Media - 1.6%
Interpublic Group of Cos., Inc. (The)	250,162	5,778,742
John Wiley & Sons, Inc. Class A	26,964	1,308,293
New York Times Co. (The) Class A	32,373	1,041,439
News Corp. Class A	187,457	2,650,642
Nexstar Media Group, Inc. Class A(a)	17,725	2,078,256
Sinclair Broadcast Group, Inc. Class A	71,655	2,388,978
TEGNA, Inc.	180,198	3,007,505

Total Media		18,253,855

Metals & Mining - 1.7%
Alcoa Corp.*	94,199	2,026,220
Allegheny Technologies, Inc.*(a)	84,444	1,744,613
Carpenter Technology Corp.	27,487	1,368,303
Commercial Metals Co.	83,244	1,853,844
Reliance Steel & Aluminum Co.	40,946	4,903,693
Royal Gold, Inc.	9,845	1,203,551
Steel Dynamics, Inc.	194,197	6,610,466

Total Metals & Mining		19,710,690

Multi-Utilities - 0.6%
Avista Corp.	19,279	927,127
Black Hills Corp.	21,382	1,679,343
MDU Resources Group, Inc.	88,803	2,638,337
NorthWestern Corp.	19,627	1,406,667

Total Multi-Utilities		6,651,474

Multiline Retail - 1.8%
Kohl’s Corp.	147,225	7,501,114
Macy’s, Inc.(a)	439,696	7,474,832
Nordstrom, Inc.	101,872	4,169,621
Ollie’s Bargain Outlet Holdings, Inc.*(a)	15,245	995,651

Total Multiline Retail		20,141,218

Oil, Gas & Consumable Fuels - 4.4%
Apache Corp.	112,738	2,884,966
Cabot Oil & Gas Corp.	370,873	6,456,899
Cimarex Energy Co.	96,843	5,083,289
CVR Energy, Inc.	91,831	3,712,727
Delek U.S. Holdings, Inc.(a)	93,797	3,145,013
Devon Energy Corp.	318,006	8,258,616
Equitrans Midstream Corp.(a)	13,631	182,110
HollyFrontier Corp.	162,431	8,236,876
Kosmos Energy Ltd.	107,639	613,542
Murphy Oil Corp.(a)	90,864	2,435,155
Parsley Energy, Inc. Class A	108,577	2,053,191
World Fuel Services Corp.	46,648	2,025,456
WPX Energy, Inc.*(a)	363,283	4,991,509

Total Oil, Gas & Consumable Fuels		50,079,349

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	21,869	648,853

Pharmaceuticals - 0.1%
Catalent, Inc.*	27,087	1,524,998

Professional Services - 1.3%
ASGN, Inc.*	22,144	1,571,560
Exponent, Inc.	9,381	647,383
FTI Consulting, Inc.*	16,321	1,806,082
Insperity, Inc.	15,396	1,324,672
ManpowerGroup, Inc.	42,788	4,154,715
Robert Half International, Inc.	61,591	3,889,471
TriNet Group, Inc.*	32,527	1,841,353

Total Professional Services		15,235,236

Real Estate Management & Development - 0.5%
Howard Hughes Corp. (The)*	3,825	485,010
Jones Lang LaSalle, Inc.	24,720	4,303,505
Kennedy-Wilson Holdings, Inc.	28,999	646,677

Total Real Estate Management & Development		5,435,192

Road & Rail - 1.1%
AMERCO	8,334	3,132,084
Knight-Swift Transportation Holdings, Inc.(a)	84,773	3,038,264
Landstar System, Inc.	18,359	2,090,539
Ryder System, Inc.	30,792	1,672,314
Saia, Inc.*	10,392	967,703
Werner Enterprises, Inc.	38,497	1,400,906

Total Road & Rail		12,301,810

Semiconductors & Semiconductor Equipment - 0.9%
Advanced Energy Industries, Inc.*(a)	5,730	407,976
Amkor Technology, Inc.*	56,131	729,703
Cabot Microelectronics Corp.	6,724	970,408
Cirrus Logic, Inc.*	13,100	1,079,571
Diodes, Inc.*(a)	21,797	1,228,697
Enphase Energy, Inc.*	15,619	408,124
Entegris, Inc.	26,836	1,344,215
Lattice Semiconductor Corp.*	14,145	270,735
MKS Instruments, Inc.	16,372	1,801,084
Monolithic Power Systems, Inc.	5,527	983,917
Power Integrations, Inc.	3,484	344,602
Semtech Corp.*	8,190	433,251
Silicon Laboratories, Inc.*	2,403	278,700

Total Semiconductors & Semiconductor Equipment		10,280,983

Software - 1.0%
ACI Worldwide, Inc.*(a)	14,789	560,281
Alteryx, Inc. Class A*(a)	1,868	186,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2019

Investments	Shares	Value
Aspen Technology, Inc.*	17,973	$2,173,475
Blackbaud, Inc.	2,367	188,413
CDK Global, Inc.	48,577	2,656,191
CommVault Systems, Inc.*	3,272	146,062
j2 Global, Inc.(a)	13,862	1,299,008
LogMeIn, Inc.	2,292	196,516
Manhattan Associates, Inc.*	10,440	832,590
Nuance Communications, Inc.*	50,114	893,533
Paylocity Holding Corp.*(a)	4,311	520,855
Qualys, Inc.*(a)	6,028	502,554
RealPage, Inc.*(a)	8,575	460,906
Teradata Corp.*(a)	7,922	212,072
Verint Systems, Inc.*	10,036	555,593
Zoom Video Communications, Inc. Class A*	896	60,964

Total Software		11,445,944

Specialty Retail - 4.1%
Aaron’s, Inc.	32,307	1,845,053
American Eagle Outfitters, Inc.	147,343	2,165,942
AutoNation, Inc.*(a)	60,366	2,935,599
Dick’s Sporting Goods, Inc.	51,736	2,560,415
Five Below, Inc.*	10,157	1,298,674
Floor & Decor Holdings, Inc. Class A*(a)	22,705	1,153,641
Foot Locker, Inc.	117,190	4,569,238
Gap, Inc. (The)	482,996	8,539,369
L Brands, Inc.	333,849	6,049,344
Lithia Motors, Inc. Class A(a)	13,123	1,929,081
Monro, Inc.(a)	8,857	692,617
Murphy USA, Inc.*	14,309	1,674,153
National Vision Holdings, Inc.*(a)	6,388	207,163
Penske Automotive Group, Inc.	70,765	3,553,818
RH*(a)	6,961	1,486,173
Urban Outfitters, Inc.*(a)	80,419	2,233,236
Williams-Sonoma, Inc.	42,669	3,133,611

Total Specialty Retail		46,027,127

Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp.*	35,494	1,247,969
Xerox Holdings Corp.	212,122	7,820,938

Total Technology Hardware, Storage & Peripherals		9,068,907

Textiles, Apparel & Luxury Goods - 3.2%
Carter’s, Inc.	24,197	2,645,700
Columbia Sportswear Co.(a)	30,719	3,077,737
Deckers Outdoor Corp.*	14,802	2,499,466
Hanesbrands, Inc.(a)	399,278	5,929,278
PVH Corp.	41,500	4,363,725
Ralph Lauren Corp.	42,435	4,974,231
Skechers U.S.A., Inc. Class A*	70,279	3,035,350
Steven Madden Ltd.	28,426	1,222,602
Tapestry, Inc.	200,173	5,398,666
Under Armour, Inc. Class A*(a)	62,094	1,341,230
Wolverine World Wide, Inc.	52,976	1,787,410

Total Textiles, Apparel & Luxury Goods		36,275,395

Thrifts & Mortgage Finance - 1.9%
LendingTree, Inc.*(a)	1,705	517,365
MGIC Investment Corp.	363,048	5,144,390
New York Community Bancorp, Inc.	247,767	2,978,160
NMI Holdings, Inc. Class A*	39,939	1,325,176
PennyMac Financial Services, Inc.	72,251	2,459,424
Radian Group, Inc.	207,939	5,231,745
TFS Financial Corp.	33,474	658,769
Washington Federal, Inc.	47,922	1,756,341
WSFS Financial Corp.	24,103	1,060,291

Total Thrifts & Mortgage Finance		21,131,661

Trading Companies & Distributors - 1.6%
Air Lease Corp.	99,995	4,751,762
Applied Industrial Technologies, Inc.	20,647	1,376,949
GATX Corp.(a)	15,052	1,247,058
HD Supply Holdings, Inc.*	96,095	3,864,941
MSC Industrial Direct Co., Inc. Class A	32,557	2,554,748
SiteOne Landscape Supply, Inc.*(a)	8,763	794,366
Univar Solutions, Inc.*(a)	76,638	1,857,705
Watsco, Inc.	11,392	2,052,269

Total Trading Companies & Distributors		18,499,798

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	14,410	617,324

Water Utilities - 0.1%
American States Water Co.	7,898	684,283
California Water Service Group	10,356	533,955

Total Water Utilities		1,218,238

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	39,925	1,015,293

TOTAL COMMON STOCKS (Cost: $978,823,830)		1,131,501,438

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $2,010,296)	58,899	2,240,518

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.0%

United States - 6.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $68,055,979)(d)	68,055,979	68,055,979

TOTAL INVESTMENTS IN SECURITIES - 105.9% (Cost: $1,048,890,105)		1,201,797,935
Other Assets less Liabilities - (5.9)%		(66,873,227)

NET ASSETS - 100.0%		$1,134,924,708

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $150,839,838 and the total market value of the collateral held by the Fund was $154,947,312. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $86,891,333.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.7%
Arconic, Inc.	15,114	$465,058
Lockheed Martin Corp.	2,341	911,538
Northrop Grumman Corp.	2,030	698,259
Raytheon Co.	3,720	817,433
Spirit AeroSystems Holdings, Inc. Class A	6,907	503,382

Total Aerospace & Defense		3,395,670

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	7,848	613,714

Airlines - 1.3%
Delta Air Lines, Inc.	12,131	709,421
JetBlue Airways Corp.*	30,272	566,692
Southwest Airlines Co.	12,723	686,787
United Airlines Holdings, Inc.*	7,962	701,373

Total Airlines		2,664,273

Auto Components - 0.5%
Gentex Corp.	31,367	909,016

Banks - 3.2%
Comerica, Inc.	14,016	1,005,648
Fifth Third Bancorp	34,979	1,075,254
First Citizens BancShares, Inc. Class A	2,528	1,345,427
Regions Financial Corp.	55,511	952,569
Signature Bank	8,412	1,149,163
Western Alliance Bancorp	15,079	859,503

Total Banks		6,387,564

Beverages - 0.8%
Coca-Cola Co. (The)	13,757	761,450
PepsiCo, Inc.	6,146	839,974

Total Beverages		1,601,424

Biotechnology - 3.9%
AbbVie, Inc.	9,022	798,808
Alexion Pharmaceuticals, Inc.*	4,996	540,318
Amgen, Inc.	4,678	1,127,726
Arrowhead Pharmaceuticals, Inc.*(a)	6,760	428,787
Biogen, Inc.*	1,921	570,018
Exelixis, Inc.*	31,478	554,642
Gilead Sciences, Inc.	14,468	940,131
Incyte Corp.*	6,291	549,330
Ionis Pharmaceuticals, Inc.*	7,666	463,103
Neurocrine Biosciences, Inc.*	4,164	447,588
Regeneron Pharmaceuticals, Inc.*	1,863	699,519
Vertex Pharmaceuticals, Inc.*	3,119	682,905

Total Biotechnology		7,802,875

Building Products - 0.9%
Armstrong World Industries, Inc.	7,294	685,417
Masco Corp.	13,221	634,476
Owens Corning	7,137	464,761

Total Building Products		1,784,654

Capital Markets - 1.0%
CBOE Global Markets, Inc.	11,499	1,379,880
TD Ameritrade Holding Corp.	12,206	606,638

Total Capital Markets		1,986,518

Chemicals - 0.9%
NewMarket Corp.	2,111	1,027,044
Scotts Miracle-Gro Co. (The)	6,975	740,605

Total Chemicals		1,767,649

Commercial Services & Supplies - 2.0%
Cintas Corp.	2,862	770,107
Clean Harbors, Inc.*	6,104	523,418
Copart, Inc.*	8,669	788,359
Republic Services, Inc.	10,804	968,362
Waste Management, Inc.	8,224	937,207

Total Commercial Services & Supplies		3,987,453

Communications Equipment - 0.8%
Motorola Solutions, Inc.	10,363	1,669,894

Construction & Engineering - 0.6%
EMCOR Group, Inc.	8,750	755,125
MasTec, Inc.*	8,356	536,121

Total Construction & Engineering		1,291,246

Consumer Finance - 1.0%
OneMain Holdings, Inc.	19,172	808,100
Synchrony Financial	32,794	1,180,912

Total Consumer Finance		1,989,012

Containers & Packaging - 0.4%
Sealed Air Corp.	18,202	724,986

Distributors - 0.5%
Pool Corp.	4,311	915,570

Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc.*	7,123	1,070,516
H&R Block, Inc.	41,794	981,323

Total Diversified Consumer Services		2,051,839

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	44,769	1,749,572
GCI Liberty, Inc. Class A*	19,220	1,361,737
Verizon Communications, Inc.	32,156	1,974,378
Zayo Group Holdings, Inc.*	36,167	1,253,187

Total Diversified Telecommunication Services		6,338,874

Electric Utilities - 2.3%
American Electric Power Co., Inc.	8,087	764,302
Evergy, Inc.	12,049	784,269
FirstEnergy Corp.	15,681	762,097
Pinnacle West Capital Corp.	8,393	754,782
Portland General Electric Co.	13,214	737,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2019

Investments	Shares	Value
Southern Co. (The)	12,495	$795,932

Total Electric Utilities		4,598,591

Electrical Equipment - 0.3%
Generac Holdings, Inc.*	5,146	517,636

Electronic Equipment, Instruments & Components - 0.7%
Jabil, Inc.	33,002	1,363,973

Entertainment - 1.5%
Electronic Arts, Inc.*	8,297	892,011
Take-Two Interactive Software, Inc.*	7,438	910,634
Zynga, Inc. Class A*	203,216	1,243,682

Total Entertainment		3,046,327

Equity Real Estate Investment Trusts (REITs) - 3.2%
American Homes 4 Rent Class A	29,074	762,030
Healthpeak Properties, Inc. REIT	19,922	686,711
Kimco Realty Corp.	30,708	635,963
Life Storage, Inc.	6,680	723,310
National Retail Properties, Inc.	12,707	681,349
Spirit Realty Capital, Inc.	13,609	669,291
Sun Communities, Inc.	4,661	699,616
VICI Properties, Inc.	31,489	804,544
Vornado Realty Trust	11,103	738,349

Total Equity Real Estate Investment Trusts (REITs)		6,401,163

Food & Staples Retailing - 1.7%
Casey’s General Stores, Inc.	3,753	596,690
Kroger Co. (The)	17,195	498,483
Performance Food Group Co.*	14,057	723,654
Sysco Corp.	9,836	841,371
U.S. Foods Holding Corp.*	17,554	735,337

Total Food & Staples Retailing		3,395,535

Food Products - 3.4%
Campbell Soup Co.	12,050	595,511
Flowers Foods, Inc.	36,054	783,814
General Mills, Inc.	14,071	753,643
Hershey Co. (The)	5,486	806,332
J.M. Smucker Co. (The)	6,265	652,374
Lamb Weston Holdings, Inc.	8,087	695,725
Mondelez International, Inc. Class A	14,576	802,846
Pilgrim’s Pride Corp.*	13,463	440,442
Post Holdings, Inc.*	6,248	681,657
Tyson Foods, Inc. Class A	6,533	594,764

Total Food Products		6,807,108

Health Care Equipment & Supplies - 2.2%
Cooper Cos., Inc. (The)	2,924	939,452
Dentsply Sirona, Inc.	13,507	764,361
Hologic, Inc.*	17,959	937,640
Teleflex, Inc.	2,157	811,981
West Pharmaceutical Services, Inc.	6,379	958,955

Total Health Care Equipment & Supplies		4,412,389

Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	8,673	737,378
Anthem, Inc.	2,286	690,440
Centene Corp.*	9,883	621,344
Chemed Corp.	2,540	1,115,720
CVS Health Corp.	9,906	735,917
DaVita, Inc.*	8,629	647,434
Henry Schein, Inc.*	14,497	967,240
Humana, Inc.	2,268	831,267
Laboratory Corp. of America Holdings*	5,133	868,350
Molina Healthcare, Inc.*	3,940	534,619
Quest Diagnostics, Inc.	9,001	961,217
UnitedHealth Group, Inc.	2,996	880,764
Universal Health Services, Inc. Class B	5,939	852,009
WellCare Health Plans, Inc.*	2,208	729,104

Total Health Care Providers & Services		11,172,803

Hotels, Restaurants & Leisure - 2.5%
Caesars Entertainment Corp.*	47,914	651,631
Darden Restaurants, Inc.	8,222	896,280
McDonald’s Corp.	6,107	1,206,804
Starbucks Corp.	12,518	1,100,583
Yum! Brands, Inc.	12,233	1,232,230

Total Hotels, Restaurants & Leisure		5,087,528

Household Durables - 2.4%
D.R. Horton, Inc.	15,455	815,251
Lennar Corp. Class A	13,960	778,828
NVR, Inc.*	224	853,084
PulteGroup, Inc.	23,503	911,916
Toll Brothers, Inc.	22,376	884,076
Whirlpool Corp.	4,484	661,525

Total Household Durables		4,904,680

Household Products - 1.1%
Clorox Co. (The)	4,760	730,850
Colgate-Palmolive Co.	11,539	794,345
Kimberly-Clark Corp.	5,119	704,119

Total Household Products		2,229,314

Independent Power & Renewable Electricity Producers - 0.6%
NRG Energy, Inc.	15,733	625,387
Vistra Energy Corp.	26,233	603,096

Total Independent Power & Renewable Electricity Producers		1,228,483

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	4,872	788,485

Insurance - 6.3%
Allstate Corp. (The)	13,002	1,462,075
Assurant, Inc.	10,483	1,374,112
Fidelity National Financial, Inc.	31,466	1,426,983
First American Financial Corp.	24,123	1,406,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2019

Investments	Shares	Value
Hanover Insurance Group, Inc. (The)	11,227	$1,534,394
Hartford Financial Services Group, Inc. (The)	25,921	1,575,219
Old Republic International Corp.	60,214	1,346,987
Progressive Corp. (The)	16,722	1,210,506
W.R. Berkley Corp.	21,026	1,452,897

Total Insurance		12,790,026

Interactive Media & Services - 1.0%
IAC/InterActiveCorp*	4,657	1,160,105
Match Group, Inc.*(a)	10,147	833,170

Total Interactive Media & Services		1,993,275

Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	26,700	964,137

IT Services - 11.3%
Akamai Technologies, Inc.*	22,302	1,926,447
Black Knight, Inc.*	36,591	2,359,388
Booz Allen Hamilton Holding Corp.	29,531	2,100,540
CACI International, Inc. Class A*	8,205	2,051,168
Cognizant Technology Solutions Corp. Class A	30,026	1,862,212
Euronet Worldwide, Inc.*	11,602	1,828,011
FleetCor Technologies, Inc.*	6,501	1,870,468
Leidos Holdings, Inc.	22,834	2,235,220
MAXIMUS, Inc.	26,304	1,956,755
Visa, Inc. Class A	11,466	2,154,461
Western Union Co. (The)(a)	90,177	2,414,940

Total IT Services		22,759,610

Life Sciences Tools & Services - 0.4%
Waters Corp.*	3,168	740,203

Machinery - 1.3%
Allison Transmission Holdings, Inc.	12,781	617,578
Cummins, Inc.	3,925	702,418
Oshkosh Corp.	5,236	495,587
WABCO Holdings, Inc.*	6,310	855,005

Total Machinery		2,670,588

Media - 5.0%
Altice USA, Inc. Class A*	39,560	1,081,570
Cable One, Inc.	1,133	1,686,437
Charter Communications, Inc. Class A*	3,188	1,546,435
Discovery, Inc. Class A*(a)	31,533	1,032,390
Interpublic Group of Cos., Inc. (The)	65,580	1,514,898
Omnicom Group, Inc.	21,170	1,715,193
Sirius XM Holdings, Inc.(a)	212,231	1,517,452

Total Media		10,094,375

Metals & Mining - 1.4%
Newmont Goldcorp Corp.	18,706	812,776
Reliance Steel & Aluminum Co.	6,794	813,649
Royal Gold, Inc.	6,241	762,962
Steel Dynamics, Inc.	15,449	525,884

Total Metals & Mining		2,915,271

Multi-Utilities - 0.4%
MDU Resources Group, Inc.	24,373	724,122

Multiline Retail - 0.3%
Target Corp.	5,112	655,410

Oil, Gas & Consumable Fuels - 4.1%
Cabot Oil & Gas Corp.	78,328	1,363,690
Chevron Corp.	16,108	1,941,175
ConocoPhillips	20,856	1,356,266
Continental Resources, Inc.	22,428	769,280
HollyFrontier Corp.	22,719	1,152,081
Phillips 66	15,688	1,747,800

Total Oil, Gas & Consumable Fuels		8,330,292

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	14,552	934,093
Eli Lilly & Co.	8,327	1,094,417
Johnson & Johnson	7,648	1,115,614
Merck & Co., Inc.	13,176	1,198,357

Total Pharmaceuticals		4,342,481

Semiconductors & Semiconductor Equipment - 3.0%
Cypress Semiconductor Corp.	49,688	1,159,221
Intel Corp.	25,142	1,504,749
Lam Research Corp.	3,958	1,157,319
Qorvo, Inc.*	9,914	1,152,304
QUALCOMM, Inc.	13,071	1,153,255

Total Semiconductors & Semiconductor Equipment		6,126,848

Software - 6.7%
Citrix Systems, Inc.	23,924	2,653,172
Fair Isaac Corp.*	3,640	1,363,835
Fortinet, Inc.*	11,608	1,239,270
j2 Global, Inc.	19,767	1,852,366
NortonLifeLock, Inc.	42,831	1,093,047
Nuance Communications, Inc.*	87,351	1,557,468
Oracle Corp.	38,490	2,039,200
Synopsys, Inc.*	12,685	1,765,752

Total Software		13,564,110

Specialty Retail - 1.7%
AutoNation, Inc.*	14,879	723,566
AutoZone, Inc.*	935	1,113,875
O’Reilly Automotive, Inc.*	2,284	1,000,986
Williams-Sonoma, Inc.	8,606	632,024

Total Specialty Retail		3,470,451

Technology Hardware, Storage & Peripherals - 0.6%
Xerox Holdings Corp.	31,979	1,179,066

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.(a)	34,980	519,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2019

Investments	Shares	Value
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp.	85,898	$1,217,175
Radian Group, Inc.	48,037	1,208,611

Total Thrifts & Mortgage Finance		2,425,786

Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc.*	21,130	849,849

TOTAL COMMON STOCKS (Cost: $189,341,891)		200,951,599

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. Quality Dividend Growth Fund(b) (Cost: $171,526)	3,571	173,086

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $2,892,606)(d)	2,892,606	2,892,606

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $192,406,023)		204,017,291
Other Assets less Liabilities - (1.3)%		(2,635,719)

NET ASSETS - 100.0%		$201,381,572

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,008,283 and the total market value of the collateral held by the Fund was $6,184,889. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,292,283.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 3.5%
BWX Technologies, Inc.(a)	21,497	$1,334,534
Curtiss-Wright Corp.	5,705	803,777
General Dynamics Corp.	110,984	19,572,028
HEICO Corp.	3,247	370,645
HEICO Corp. Class A	4,064	363,850
Hexcel Corp.	15,009	1,100,310
Huntington Ingalls Industries, Inc.	12,767	3,202,985
L3Harris Technologies, Inc.	55,084	10,899,471
Northrop Grumman Corp.	44,648	15,357,573
Raytheon Co.	84,210	18,504,305
Spirit AeroSystems Holdings, Inc. Class A	6,335	461,695
Textron, Inc.	9,906	441,808
United Technologies Corp.	293,873	44,010,420

Total Aerospace & Defense		116,423,401

Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	57,489	4,495,640
Expeditors International of Washington, Inc.	42,551	3,319,829
FedEx Corp.	68,006	10,283,187
United Parcel Service, Inc. Class B	385,806	45,162,450

Total Air Freight & Logistics		63,261,106

Airlines - 0.9%
Alaska Air Group, Inc.	39,138	2,651,600
Delta Air Lines, Inc.	319,802	18,702,021
Southwest Airlines Co.	125,796	6,790,468

Total Airlines		28,144,089

Auto Components - 0.1%
Gentex Corp.	83,244	2,412,411
Goodyear Tire & Rubber Co. (The)	139,473	2,169,503

Total Auto Components		4,581,914

Automobiles - 2.5%
Ford Motor Co.	4,289,403	39,891,448
General Motors Co.	1,033,524	37,826,978
Harley-Davidson, Inc.	97,199	3,614,831
Thor Industries, Inc.	17,305	1,285,589

Total Automobiles		82,618,846

Banks - 0.3%
Bank OZK	63,695	1,943,016
East West Bancorp, Inc.	50,703	2,469,236
Pinnacle Financial Partners, Inc.	15,241	975,424
TCF Financial Corp.	73,141	3,422,999
Western Alliance Bancorp	25,640	1,461,480

Total Banks		10,272,155

Beverages - 3.6%
Brown-Forman Corp. Class A	28,252	1,773,378
Brown-Forman Corp. Class B	61,095	4,130,022
Constellation Brands, Inc. Class A	45,450	8,624,138
Keurig Dr Pepper, Inc.	491,119	14,217,895
PepsiCo, Inc.	663,848	90,728,106

Total Beverages		119,473,539

Biotechnology - 3.4%
Amgen, Inc.	247,320	59,621,432
Gilead Sciences, Inc.	823,122	53,486,468

Total Biotechnology		113,107,900

Building Products - 0.2%
A.O. Smith Corp.	46,464	2,213,545
Armstrong World Industries, Inc.	10,483	985,088
Fortune Brands Home & Security, Inc.	36,206	2,365,700
Simpson Manufacturing Co., Inc.	11,013	883,573

Total Building Products		6,447,906

Capital Markets - 2.8%
Blackstone Group, Inc. (The) Class A	405,671	22,693,236
CBOE Global Markets, Inc.	21,798	2,615,760
CME Group, Inc.	88,357	17,735,017
Eaton Vance Corp.	62,847	2,934,326
FactSet Research Systems, Inc.	6,958	1,866,831
Federated Investors, Inc. Class B	46,055	1,500,933
Franklin Resources, Inc.	328,189	8,526,350
KKR & Co., Inc. Class A	150,222	4,381,976
LPL Financial Holdings, Inc.	18,388	1,696,293
MarketAxess Holdings, Inc.	4,064	1,540,703
Morningstar, Inc.	6,693	1,012,718
Raymond James Financial, Inc.	35,110	3,140,941
S&P Global, Inc.	36,401	9,939,293
SEI Investments Co.	30,696	2,009,974
T. Rowe Price Group, Inc.	101,387	12,352,992

Total Capital Markets		93,947,343

Chemicals - 2.3%
Air Products & Chemicals, Inc.	77,316	18,168,487
Celanese Corp.	42,036	5,175,472
CF Industries Holdings, Inc.	91,786	4,381,864
Eastman Chemical Co.	74,135	5,875,940
Ecolab, Inc.	51,768	9,990,706
FMC Corp.	32,532	3,247,344
International Flavors & Fragrances, Inc.(a)	42,980	5,545,280
NewMarket Corp.	2,380	1,157,918
PPG Industries, Inc.	64,573	8,619,850
RPM International, Inc.	44,803	3,439,078
Scotts Miracle-Gro Co. (The)	21,921	2,327,572
Sherwin-Williams Co. (The)	13,064	7,623,366

Total Chemicals		75,552,877

Commercial Services & Supplies - 0.7%
Brink’s Co. (The)	3,515	318,740
Cintas Corp.	18,013	4,846,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2019

Investments	Shares	Value
MSA Safety, Inc.	10,247	$1,294,811
Rollins, Inc.	61,582	2,042,059
Tetra Tech, Inc.	9,160	789,226
Waste Management, Inc.	130,044	14,819,814

Total Commercial Services & Supplies		24,111,588

Communications Equipment - 0.0%
Ubiquiti, Inc.(a)	6,995	1,321,915

Construction & Engineering - 0.1%
EMCOR Group, Inc.	6,731	580,885
Jacobs Engineering Group, Inc.	13,514	1,213,963
Quanta Services, Inc.	7,896	321,446

Total Construction & Engineering		2,116,294

Construction Materials - 0.2%
Eagle Materials, Inc.	6,773	614,040
Martin Marietta Materials, Inc.	9,647	2,697,687
Vulcan Materials Co.	21,949	3,160,437

Total Construction Materials		6,472,164

Consumer Finance - 1.3%
American Express Co.	195,812	24,376,636
Discover Financial Services	112,803	9,567,950
SLM Corp.	61,360	546,718
Synchrony Financial	266,550	9,598,465

Total Consumer Finance		44,089,769

Containers & Packaging - 0.4%
AptarGroup, Inc.	14,190	1,640,648
Avery Dennison Corp.	28,006	3,663,745
Graphic Packaging Holding Co.	109,986	1,831,267
Packaging Corp. of America	49,050	5,493,109

Total Containers & Packaging		12,628,769

Distributors - 0.1%
Pool Corp.	7,802	1,656,989

Diversified Consumer Services - 0.1%
Service Corp. International	56,502	2,600,787

Diversified Telecommunication Services - 5.3%
Verizon Communications, Inc.	2,845,671	174,724,199

Electric Utilities - 1.3%
NextEra Energy, Inc.	174,830	42,336,833

Electrical Equipment - 1.1%
Acuity Brands, Inc.	2,281	314,778
AMETEK, Inc.	25,063	2,499,784
Emerson Electric Co.	270,382	20,619,331
Hubbell, Inc.	23,591	3,487,222
Regal Beloit Corp.	6,284	537,973
Rockwell Automation, Inc.	38,076	7,716,863

Total Electrical Equipment		35,175,951

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	37,781	4,089,038
CDW Corp.	22,512	3,215,614
Cognex Corp.	11,245	630,170
Dolby Laboratories, Inc. Class A	14,586	1,003,517
FLIR Systems, Inc.	15,949	830,464
Littelfuse, Inc.	2,541	486,093
SYNNEX Corp.	5,244	675,427

Total Electronic Equipment, Instruments & Components		10,930,323

Entertainment - 0.2%
Activision Blizzard, Inc.	77,326	4,594,711
Cinemark Holdings, Inc.(a)	85,843	2,905,785

Total Entertainment		7,500,496

Equity Real Estate Investment Trusts (REITs) - 0.1%
Ryman Hospitality Properties, Inc.	38,297	3,318,818

Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc.	4,933	784,298
Costco Wholesale Corp.	68,525	20,140,868
Kroger Co. (The)	300,741	8,718,482
Sysco Corp.	184,399	15,773,490

Total Food & Staples Retailing		45,417,138

Food Products - 1.9%
Campbell Soup Co.	143,666	7,099,974
Conagra Brands, Inc.	237,825	8,143,128
General Mills, Inc.	392,001	20,995,573
Hershey Co. (The)	55,647	8,178,996
Ingredion, Inc.	29,145	2,709,028
J&J Snack Foods Corp.	1,784	328,738
Lancaster Colony Corp.	6,843	1,095,564
McCormick & Co., Inc. Non-Voting Shares	33,306	5,653,027
Sanderson Farms, Inc.	2,508	441,960
Tyson Foods, Inc. Class A	99,955	9,099,903

Total Food Products		63,745,891

Gas Utilities - 0.1%
National Fuel Gas Co.	48,319	2,248,766

Health Care Equipment & Supplies - 1.0%
Cantel Medical Corp.	5,458	386,972
CONMED Corp.	2,927	327,326
Cooper Cos., Inc. (The)	889	285,627
Danaher Corp.	58,518	8,981,343
Hill-Rom Holdings, Inc.	6,152	698,437
ResMed, Inc.	27,111	4,201,392
Stryker Corp.	71,025	14,910,988
Teleflex, Inc.	3,339	1,256,933
West Pharmaceutical Services, Inc.	7,768	1,167,763

Total Health Care Equipment & Supplies		32,216,781

Health Care Providers & Services - 2.9%
Anthem, Inc.	47,760	14,424,953
Chemed Corp.	945	415,101
Cigna Corp.	3,046	622,876
Encompass Health Corp.	31,574	2,187,131
Humana, Inc.	15,016	5,503,664
UnitedHealth Group, Inc.	244,244	71,802,851

Total Health Care Providers & Services		94,956,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2019

Investments	Shares	Value
Health Care Technology - 0.1%
Cerner Corp.	48,925	$3,590,606

Hotels, Restaurants & Leisure - 1.9%
Aramark	50,401	2,187,403
Boyd Gaming Corp.	10,968	328,382
Churchill Downs, Inc.(a)	2,421	332,161
Cracker Barrel Old Country Store, Inc.	11,734	1,803,985
Darden Restaurants, Inc.	61,092	6,659,639
Hilton Worldwide Holdings, Inc.	23,971	2,658,624
Las Vegas Sands Corp.	582,072	40,186,251
Texas Roadhouse, Inc.	19,311	1,087,596
Vail Resorts, Inc.	18,653	4,473,549
Wendy’s Co. (The)	76,953	1,709,126

Total Hotels, Restaurants & Leisure		61,426,716

Household Durables - 0.4%
D.R. Horton, Inc.	83,530	4,406,208
Leggett & Platt, Inc.	75,418	3,833,497
Lennar Corp. Class A	17,951	1,001,486
PulteGroup, Inc.	57,905	2,246,714
Toll Brothers, Inc.	24,322	960,962

Total Household Durables		12,448,867

Household Products - 4.3%
Church & Dwight Co., Inc.	59,383	4,177,000
Clorox Co. (The)	57,840	8,880,754
Procter & Gamble Co. (The)	1,018,393	127,197,286

Total Household Products		140,255,040

Independent Power & Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	9,185	684,466

Industrial Conglomerates - 3.3%
3M Co.	333,820	58,892,524
Carlisle Cos., Inc.	13,014	2,106,186
Honeywell International, Inc.	247,077	43,732,629
Roper Technologies, Inc.	11,311	4,006,696

Total Industrial Conglomerates		108,738,035

Insurance - 1.3%
Arthur J. Gallagher & Co.	54,632	5,202,605
Brown & Brown, Inc.	49,210	1,942,811
Erie Indemnity Co. Class A	16,032	2,661,312
Globe Life, Inc.	15,213	1,601,168
Marsh & McLennan Cos., Inc.	142,961	15,927,285
Travelers Cos., Inc. (The)	104,480	14,308,536

Total Insurance		41,643,717

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	228,408	8,247,813

IT Services - 3.5%
Automatic Data Processing, Inc.	123,089	20,986,674
Booz Allen Hamilton Holding Corp.	30,649	2,180,063
Broadridge Financial Solutions, Inc.	29,439	3,636,894
Cognizant Technology Solutions Corp. Class A	86,546	5,367,583
Fidelity National Information Services, Inc.	78,009	10,850,272
Global Payments, Inc.	17,019	3,106,989
Jack Henry & Associates, Inc.	11,825	1,722,548
KBR, Inc.	10,692	326,106
Leidos Holdings, Inc.	23,500	2,300,415
MasterCard, Inc. Class A	69,881	20,865,768
MAXIMUS, Inc.	15,329	1,140,324
Paychex, Inc.	138,904	11,815,174
Sabre Corp.	83,211	1,867,255
Science Applications International Corp.	9,199	800,497
Visa, Inc. Class A	145,472	27,334,189

Total IT Services		114,300,751

Leisure Products - 0.3%
Brunswick Corp.	27,839	1,669,783
Hasbro, Inc.	58,142	6,140,377
Polaris, Inc.	22,600	2,298,420

Total Leisure Products		10,108,580

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	41,536	3,543,436
Bruker Corp.	12,096	616,533
PerkinElmer, Inc.	9,116	885,164
Thermo Fisher Scientific, Inc.	15,230	4,947,770

Total Life Sciences Tools & Services		9,992,903

Machinery - 4.4%
AGCO Corp.	12,799	988,723
Allison Transmission Holdings, Inc.	25,664	1,240,085
Caterpillar, Inc.	269,515	39,801,975
Cummins, Inc.	77,191	13,814,101
Deere & Co.	93,127	16,135,184
Donaldson Co., Inc.	35,361	2,037,501
Dover Corp.	45,801	5,279,023
Flowserve Corp.	28,291	1,408,043
Fortive Corp.	17,153	1,310,318
Graco, Inc.	42,142	2,191,384
IDEX Corp.	17,507	3,011,204
Illinois Tool Works, Inc.	134,757	24,206,400
ITT, Inc.	15,113	1,117,002
Lincoln Electric Holdings, Inc.	23,577	2,280,603
Nordson Corp.	9,454	1,539,489
Oshkosh Corp.	18,539	1,754,716
Parker-Hannifin Corp.	39,107	8,049,003
Snap-on, Inc.	25,755	4,362,897
Stanley Black & Decker, Inc.	41,705	6,912,187
Toro Co. (The)	23,400	1,864,278
Westinghouse Air Brake Technologies Corp.	25,386	1,975,031
Woodward, Inc.	5,796	686,478
Xylem, Inc.	42,287	3,331,793

Total Machinery		145,297,418

Media - 2.6%
Cable One, Inc.	503	748,701
Comcast Corp. Class A	1,490,827	67,042,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2019

Investments	Shares	Value
Interpublic Group of Cos., Inc. (The)	256,494	$5,925,011
Nexstar Media Group, Inc. Class A(a)	10,230	1,199,468
TEGNA, Inc.	44,238	738,332
ViacomCBS, Inc. Class B	229,133	9,616,712

Total Media		85,270,714

Multiline Retail - 1.2%
Dollar General Corp.	38,573	6,016,617
Kohl’s Corp.	144,416	7,357,995
Nordstrom, Inc.	93,939	3,844,923
Target Corp.	182,896	23,449,096

Total Multiline Retail		40,668,631

Oil, Gas & Consumable Fuels - 2.0%
Cabot Oil & Gas Corp.	153,593	2,674,054
Continental Resources, Inc.	28,410	974,463
CVR Energy, Inc.	124,237	5,022,902
Devon Energy Corp.	87,126	2,262,662
Diamondback Energy, Inc.	20,386	1,893,044
Marathon Petroleum Corp.	396,872	23,911,538
Parsley Energy, Inc. Class A	20,480	387,277
Pioneer Natural Resources Co.	33,315	5,042,891
Valero Energy Corp.	266,501	24,957,819

Total Oil, Gas & Consumable Fuels		67,126,650

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) Class A	37,645	7,775,198

Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	1,124,446	72,178,189
Eli Lilly & Co.	351,673	46,220,382
Merck & Co., Inc.	1,193,460	108,545,187
Zoetis, Inc.	45,567	6,030,793

Total Pharmaceuticals		232,974,551

Professional Services - 0.2%
Equifax, Inc.	20,879	2,925,566
Exponent, Inc.	4,728	326,279
TransUnion	13,982	1,196,999
Verisk Analytics, Inc.	16,613	2,480,985

Total Professional Services		6,929,829

Road & Rail - 2.6%
CSX Corp.	181,202	13,111,777
JB Hunt Transport Services, Inc.	17,657	2,061,984
Kansas City Southern	15,787	2,417,937
Knight-Swift Transportation Holdings, Inc.	17,143	614,405
Landstar System, Inc.	5,750	654,753
Norfolk Southern Corp.	90,048	17,481,018
Old Dominion Freight Line, Inc.	6,742	1,279,497
Union Pacific Corp.	258,655	46,762,237

Total Road & Rail		84,383,608

Semiconductors & Semiconductor Equipment - 6.6%
Analog Devices, Inc.	89,185	10,598,745
Applied Materials, Inc.	173,436	10,586,533
Brooks Automation, Inc.	7,495	314,490
Cabot Microelectronics Corp.	2,654	383,025
Entegris, Inc.	6,385	319,825
Intel Corp.	1,233,594	73,830,601
KLA Corp.	42,444	7,562,248
Lam Research Corp.	31,836	9,308,846
Maxim Integrated Products, Inc.	107,445	6,608,942
MKS Instruments, Inc.	5,655	622,107
Monolithic Power Systems, Inc.	6,986	1,243,648
NVIDIA Corp.	24,142	5,680,613
QUALCOMM, Inc.	412,483	36,393,375
Skyworks Solutions, Inc.	37,621	4,547,626
Teradyne, Inc.	6,931	472,625
Texas Instruments, Inc.	341,382	43,795,897
Universal Display Corp.	2,619	539,697
Xilinx, Inc.	49,526	4,842,157

Total Semiconductors & Semiconductor Equipment		217,651,000

Software - 5.6%
Citrix Systems, Inc.	24,321	2,697,199
Intuit, Inc.	28,776	7,537,298
Microsoft Corp.	848,081	133,742,374
Oracle Corp.	740,012	39,205,836
SS&C Technologies Holdings, Inc.	22,189	1,362,404

Total Software		184,545,111

Specialty Retail - 2.6%
Aaron’s, Inc.	5,432	310,221
Advance Auto Parts, Inc.	3,928	629,108
Best Buy Co., Inc.	110,294	9,683,813
Foot Locker, Inc.	66,326	2,586,051
Gap, Inc. (The)	352,754	6,236,691
Lithia Motors, Inc. Class A	2,097	308,259
Lowe’s Cos., Inc.	242,663	29,061,321
Ross Stores, Inc.	56,938	6,628,722
Tiffany & Co.	36,787	4,916,582
TJX Cos., Inc. (The)	320,897	19,593,971
Tractor Supply Co.	26,388	2,465,695
Williams-Sonoma, Inc.	39,649	2,911,823

Total Specialty Retail		85,332,257

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	476,559	139,941,550

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.	16,315	1,783,882
Columbia Sportswear Co.(a)	15,257	1,528,599
Hanesbrands, Inc.	235,182	3,492,452
NIKE, Inc. Class B	217,274	22,012,029
Tapestry, Inc.	232,537	6,271,523

Total Textiles, Apparel & Luxury Goods		35,088,485

Tobacco - 3.2%
Altria Group, Inc.	2,137,365	106,675,887

Trading Companies & Distributors - 0.6%
Air Lease Corp.	17,616	837,112
Fastenal Co.	242,334	8,954,241
MSC Industrial Direct Co., Inc. Class A	31,467	2,469,216
W.W. Grainger, Inc.	16,541	5,599,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2019

Investments	Shares	Value
Watsco, Inc.	18,165	$3,272,425

Total Trading Companies & Distributors		21,132,453

TOTAL COMMON STOCKS (Cost: $2,753,609,537)		3,293,631,959

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(b) (Cost: $5,449,751)(c)	5,449,751	5,449,751

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $2,759,059,288)		3,299,081,710
Other Assets less Liabilities - (0.0)%		(815,510)

NET ASSETS - 100.0%		$3,298,266,200

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(c)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,356,807 and the total market value of the collateral held by the Fund was $9,654,873. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $4,205,122.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.0%
Arconic, Inc.	18,245	$561,399
BWX Technologies, Inc.(a)	3,726	231,310
Raytheon Co.	1,869	410,694

Total Aerospace & Defense		1,203,403

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	3,943	308,343
XPO Logistics, Inc.*(a)	4,799	382,480

Total Air Freight & Logistics		690,823

Airlines - 2.4%
Delta Air Lines, Inc.	8,899	520,413
Southwest Airlines Co.	9,030	487,439
United Airlines Holdings, Inc.*	5,606	493,833

Total Airlines		1,501,685

Auto Components - 0.5%
Gentex Corp.	11,522	333,908

Banks - 8.1%
Bank of America Corp.	13,814	486,529
Citigroup, Inc.	7,080	565,621
Comerica, Inc.	7,451	534,609
Fifth Third Bancorp	15,687	482,218
First Citizens BancShares, Inc. Class A	745	396,497
JPMorgan Chase & Co.	2,623	365,646
M&T Bank Corp.	2,606	442,369
Regions Financial Corp.	21,547	369,747
Synovus Financial Corp.	11,091	434,767
U.S. Bancorp	4,006	237,516
Western Alliance Bancorp	2,789	158,973
Zions Bancorp N.A.	10,508	545,575

Total Banks		5,020,067

Biotechnology - 1.7%
AbbVie, Inc.	3,748	331,848
Amgen, Inc.	2,236	539,033
Biogen, Inc.*	628	186,346

Total Biotechnology		1,057,227

Building Products - 1.9%
A.O. Smith Corp.	7,758	369,591
Lennox International, Inc.	1,519	370,591
Masco Corp.	8,978	430,854

Total Building Products		1,171,036

Capital Markets - 4.5%
Ameriprise Financial, Inc.	2,711	451,598
Charles Schwab Corp. (The)	5,543	263,625
LPL Financial Holdings, Inc.	3,838	354,055
Morgan Stanley	8,796	449,652
Northern Trust Corp.	2,783	295,666
Raymond James Financial, Inc.	3,717	332,523
SEI Investments Co.	3,229	211,435
T. Rowe Price Group, Inc.	3,295	401,463

Total Capital Markets		2,760,017

Chemicals - 4.6%
Ashland Global Holdings, Inc.	5,064	387,548
Celanese Corp.	5,383	662,755
CF Industries Holdings, Inc.	12,028	574,216
DuPont de Nemours, Inc.	10,224	656,381
Huntsman Corp.	22,061	532,994

Total Chemicals		2,813,894

Commercial Services & Supplies - 0.5%
Cintas Corp.	1,212	326,125

Communications Equipment - 1.9%
Cisco Systems, Inc.	15,930	764,003
Ubiquiti, Inc.	2,308	436,166

Total Communications Equipment		1,200,169

Consumer Finance - 2.7%
Ally Financial, Inc.	16,035	490,030
American Express Co.	2,117	263,545
Discover Financial Services	4,796	406,797
Synchrony Financial	14,413	519,012

Total Consumer Finance		1,679,384

Containers & Packaging - 1.8%
Avery Dennison Corp.	2,617	342,356
Ball Corp.	4,800	310,416
International Paper Co.	9,382	432,041

Total Containers & Packaging		1,084,813

Diversified Consumer Services - 0.5%
H&R Block, Inc.	13,710	321,911

Diversified Financial Services - 1.6%
Jefferies Financial Group, Inc.	20,578	439,752
Voya Financial, Inc.	9,379	571,931

Total Diversified Financial Services		1,011,683

Electric Utilities - 1.2%
Evergy, Inc.	11,410	742,677

Electrical Equipment - 1.1%
Emerson Electric Co.	3,937	300,236
Rockwell Automation, Inc.	1,818	368,454

Total Electrical Equipment		668,690

Electronic Equipment, Instruments & Components - 1.2%
CDW Corp.	2,253	321,819
Jabil, Inc.	10,301	425,740

Total Electronic Equipment, Instruments & Components		747,559

Entertainment - 0.4%
Electronic Arts, Inc.*	2,554	274,581

Equity Real Estate Investment Trusts (REITs) - 0.7%
Host Hotels & Resorts, Inc.	21,959	407,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2019

Investments	Shares	Value
Food & Staples Retailing - 0.4%
Sysco Corp.	2,804	$239,854

Food Products - 0.7%
Kraft Heinz Co. (The)	12,656	406,637

Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	4,644	388,331
Haemonetics Corp.*	1,989	228,536

Total Health Care Equipment & Supplies		616,867

Health Care Providers & Services - 1.7%
DaVita, Inc.*	9,849	738,970
Humana, Inc.	874	320,339

Total Health Care Providers & Services		1,059,309

Health Care Technology - 0.6%
Cerner Corp.	5,043	370,106

Hotels, Restaurants & Leisure - 3.8%
Hilton Worldwide Holdings, Inc.	2,996	332,286
Marriott International, Inc. Class A	2,581	390,841
Planet Fitness, Inc. Class A*	7,335	547,778
Starbucks Corp.	8,160	717,427
Yum! Brands, Inc.	3,389	341,374

Total Hotels, Restaurants & Leisure		2,329,706

Household Durables - 1.8%
PulteGroup, Inc.	6,880	266,944
Toll Brothers, Inc.	15,736	621,729
Whirlpool Corp.(a)	1,522	224,541

Total Household Durables		1,113,214

Independent Power & Renewable Electricity Producers - 2.1%
NRG Energy, Inc.	18,398	731,320
Vistra Energy Corp.	25,107	577,210

Total Independent Power & Renewable Electricity Producers		1,308,530

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	2,019	326,755

Insurance - 1.9%
MetLife, Inc.	9,250	471,473
Primerica, Inc.	1,795	234,355
Unum Group	15,171	442,386

Total Insurance		1,148,214

Internet & Direct Marketing Retail - 2.4%
Booking Holdings, Inc.*	364	747,558
eBay, Inc.	20,411	737,041

Total Internet & Direct Marketing Retail		1,484,599

IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A	7,909	490,516
DXC Technology Co.	10,656	400,559
Fiserv, Inc.*	5,354	619,083
Leidos Holdings, Inc.	4,492	439,722
VeriSign, Inc.*	1,201	231,409
Western Union Co. (The)(a)	15,646	419,000

Total IT Services		2,600,289

Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	2,750	234,602
Mettler-Toledo International, Inc.*	323	256,229
PRA Health Sciences, Inc.*	2,584	287,212
Waters Corp.*	3,066	716,371

Total Life Sciences Tools & Services		1,494,414

Machinery - 4.4%
Allison Transmission Holdings, Inc.	12,665	611,973
Caterpillar, Inc.	3,688	544,644
Cummins, Inc.	2,026	362,573
Illinois Tool Works, Inc.	1,618	290,641
Lincoln Electric Holdings, Inc.	4,679	452,599
Oshkosh Corp.	4,809	455,172

Total Machinery		2,717,602

Media - 3.5%
Altice USA, Inc. Class A*	26,937	736,458
Charter Communications, Inc. Class A*	825	400,191
Omnicom Group, Inc.(a)	4,443	359,972
Sirius XM Holdings, Inc.(a)	89,717	641,476

Total Media		2,138,097

Metals & Mining - 2.5%
Nucor Corp.	7,048	396,661
Reliance Steel & Aluminum Co.	3,676	440,238
Steel Dynamics, Inc.	19,948	679,030

Total Metals & Mining		1,515,929

Oil, Gas & Consumable Fuels - 4.6%
Cabot Oil & Gas Corp.	11,524	200,633
ConocoPhillips	7,481	486,489
Devon Energy Corp.	7,636	198,307
HollyFrontier Corp.	12,716	644,828
Marathon Oil Corp.	14,118	191,722
Marathon Petroleum Corp.	9,795	590,149
Phillips 66	2,929	326,320
Pioneer Natural Resources Co.	1,283	194,208

Total Oil, Gas & Consumable Fuels		2,832,656

Pharmaceuticals - 1.2%
Eli Lilly & Co.	2,541	333,964
Merck & Co., Inc.	4,372	397,633

Total Pharmaceuticals		731,597

Professional Services - 1.6%
ManpowerGroup, Inc.	5,445	528,710
Robert Half International, Inc.	7,220	455,943

Total Professional Services		984,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2019

Investments	Shares	Value
Road & Rail - 1.0%
CSX Corp.	8,491	$614,409

Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	6,785	414,156
Intel Corp.	7,020	420,147
Lam Research Corp.	1,558	455,559
Maxim Integrated Products, Inc.	5,763	354,482
Qorvo, Inc.*	3,430	398,669
Teradyne, Inc.	6,422	437,916
Texas Instruments, Inc.	2,774	355,877

Total Semiconductors & Semiconductor Equipment		2,836,806

Software - 2.1%
Aspen Technology, Inc.*	1,974	238,716
Citrix Systems, Inc.	3,359	372,513
Oracle Corp.	13,288	703,998

Total Software		1,315,227

Specialty Retail - 3.8%
AutoZone, Inc.*	370	440,785
Best Buy Co., Inc.	5,096	447,429
Lowe’s Cos., Inc.	3,273	391,974
O’Reilly Automotive, Inc.*	817	358,058
Tractor Supply Co.	3,368	314,706
Ulta Salon Cosmetics & Fragrance, Inc.*	1,444	365,534

Total Specialty Retail		2,318,486

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	1,585	465,435
Hewlett Packard Enterprise Co.	44,689	708,768
HP, Inc.	17,521	360,057
NetApp, Inc.	6,421	399,707

Total Technology Hardware, Storage & Peripherals		1,933,967

Textiles, Apparel & Luxury Goods - 2.8%
Carter’s, Inc.	3,476	380,066
Columbia Sportswear Co.(a)	2,735	274,020
Deckers Outdoor Corp.*	1,934	326,575
Ralph Lauren Corp.	6,122	717,621

Total Textiles, Apparel & Luxury Goods		1,698,282

Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp.	13,638	193,251
Radian Group, Inc.	10,415	262,041

Total Thrifts & Mortgage Finance		455,292

TOTAL COMMON STOCKS (Cost: $57,779,486)		61,608,488

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

United States - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(b) (Cost: $708,451)(c)	708,451	708,451

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $58,487,937)		62,316,939
Other Assets less Liabilities - (1.0)%		(602,252)

NET ASSETS - 100.0%		$61,714,687

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(c)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,114,741 and the total market value of the collateral held by the Fund was $2,188,707. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,480,256.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.4%

United States - 99.1%

Aerospace & Defense - 0.4%
AAR Corp.	30,181	$1,361,163
Cubic Corp.(a)	14,810	941,472
Maxar Technologies, Inc.(a)	28,150	441,110
Moog, Inc. Class A	41,522	3,543,072
National Presto Industries, Inc.(a)	5,901	521,589
Park Aerospace Corp.	32,529	529,247
Triumph Group, Inc.	47,013	1,188,019

Total Aerospace & Defense		8,525,672

Air Freight & Logistics - 0.1%
Forward Air Corp.	42,056	2,941,817

Airlines - 0.5%
Allegiant Travel Co.(a)	30,060	5,231,642
Hawaiian Holdings, Inc.(a)	74,412	2,179,528
SkyWest, Inc.	40,375	2,609,436

Total Airlines		10,020,606

Auto Components - 0.9%
Cooper Tire & Rubber Co.	67,934	1,953,103
Dana, Inc.	385,451	7,015,208
LCI Industries	80,046	8,575,328
Standard Motor Products, Inc.	47,310	2,517,838

Total Auto Components		20,061,477

Automobiles - 0.1%
Winnebago Industries, Inc.	44,106	2,336,736

Banks - 15.1%
1st Constitution Bancorp(a)	4,674	103,436
1st Source Corp.	36,360	1,886,357
ACNB Corp.	18,618	704,133
Amalgamated Bank Class A	51,170	995,256
American National Bankshares, Inc.	27,531	1,089,402
Ameris Bancorp	71,719	3,050,926
Ames National Corp.	33,741	946,772
Arrow Financial Corp.	30,534	1,154,185
Atlantic Union Bankshares Corp.	160,613	6,031,018
Banc of California, Inc.(a)	75,972	1,305,199
BancFirst Corp.	41,869	2,614,300
BancorpSouth Bank	178,658	5,611,648
Bank First Corp.(a)	1,522	106,555
Bank of Commerce Holdings	9,099	105,275
Bank of Marin Bancorp	15,275	688,139
Bank of Princeton (The)	12,280	386,697
Bank7 Corp.	28,209	534,843
BankFinancial Corp.	55,652	727,928
Bankwell Financial Group, Inc.	20,155	581,270
Banner Corp.	86,109	4,872,908
Bar Harbor Bankshares	51,094	1,297,277
BCB Bancorp, Inc.	65,670	905,589
Berkshire Hills Bancorp, Inc.	121,748	4,003,074
Boston Private Financial Holdings, Inc.	291,352	3,504,965
Bridge Bancorp, Inc.	42,723	1,432,502
Brookline Bancorp, Inc.	168,248	2,769,362
Bryn Mawr Bank Corp.	41,339	1,704,820
Business First Bancshares, Inc.	33,299	830,144
C&F Financial Corp.	7,477	413,702
Cadence BanCorp	443,689	8,044,082
Cambridge Bancorp(a)	11,118	891,108
Camden National Corp.	30,853	1,421,089
Capital City Bank Group, Inc.(a)	19,700	600,850
Capstar Financial Holdings, Inc.	47,156	785,147
Carolina Financial Corp.	7,130	308,230
Cathay General Bancorp	206,945	7,874,257
CB Financial Services, Inc.	9,711	292,690
CBTX, Inc.	49,675	1,545,886
Central Pacific Financial Corp.	72,540	2,145,733
Central Valley Community Bancorp	27,822	602,903
Century Bancorp, Inc. Class A	1,089	97,966
Chemung Financial Corp.	9,908	421,090
Citizens & Northern Corp.	39,595	1,118,559
City Holding Co.	28,532	2,338,197
Civista Bancshares, Inc.	25,897	621,528
CNB Financial Corp.	19,325	631,541
Codorus Valley Bancorp, Inc.	38,681	890,823
Columbia Banking System, Inc.	157,953	6,426,318
Community Financial Corp. (The)	218	7,754
Community Trust Bancorp, Inc.	48,539	2,263,859
ConnectOne Bancorp, Inc.	33,382	858,585
CVB Financial Corp.	367,473	7,930,067
Dime Community Bancshares, Inc.	80,986	1,691,798
Eagle Bancorp, Inc.	57,141	2,778,767
Enterprise Bancorp, Inc.	26,878	910,358
Enterprise Financial Services Corp.	26,194	1,262,813
Evans Bancorp, Inc.(a)	17,081	684,948
Farmers & Merchants Bancorp, Inc.	42,792	1,290,179
Farmers National Banc Corp.	53,877	879,273
FB Financial Corp.(a)	13,979	553,429
Fidelity D&D Bancorp, Inc.	1,057	65,756
Financial Institutions, Inc.	39,225	1,259,122
First Bancorp	37,779	1,507,760
First Bancorp, Inc.	33,335	1,007,717
First Bancshares, Inc. (The)	13,280	471,706
First Bank	252	2,785
First Busey Corp.	128,557	3,535,317
First Business Financial Services, Inc.	23,861	628,260
First Choice Bancorp	51,239	1,381,403
First Commonwealth Financial Corp.	207,718	3,013,988
First Community Bankshares, Inc.(a)	49,505	1,535,645
First Community Corp.	4,947	106,905
First Financial Bancorp(a)	297,505	7,568,527
First Financial Corp.	32,139	1,469,395
First Financial Northwest, Inc.	44,090	658,705
First Foundation, Inc.	41,143	715,888
First Guaranty Bancshares, Inc.	28,110	611,955
First Internet Bancorp	19,569	463,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2019

Investments	Shares	Value
First Interstate BancSystem, Inc. Class A	104,996	$4,401,432
First Merchants Corp.	108,466	4,511,101
First Mid Bancshares, Inc.	31,967	1,126,837
First Midwest Bancorp, Inc.	225,042	5,189,468
First Northwest Bancorp	24,000	435,120
First of Long Island Corp. (The)	53,128	1,332,450
First United Corp.	3,573	86,074
Flushing Financial Corp.	112,635	2,433,479
FNCB Bancorp, Inc.	23,438	198,051
Franklin Financial Services Corp.	6,537	252,917
Fulton Financial Corp.	374,764	6,532,136
German American Bancorp, Inc.(a)	31,024	1,105,075
Great Southern Bancorp, Inc.	19,301	1,222,139
Great Western Bancorp, Inc.	158,795	5,516,538
Guaranty Bancshares, Inc.	16,561	544,526
Hanmi Financial Corp.	139,387	2,787,043
Hawthorn Bancshares, Inc.(a)	4,252	108,426
Heartland Financial USA, Inc.	47,425	2,358,919
Heritage Commerce Corp.	200,032	2,566,411
Heritage Financial Corp.	92,987	2,631,532
Hilltop Holdings, Inc.	78,045	1,945,662
Home BancShares, Inc.	358,357	7,045,299
HomeTrust Bancshares, Inc.	19,607	526,056
Hope Bancorp, Inc.	395,538	5,877,695
Horizon Bancorp, Inc.	81,012	1,539,228
Independent Bank Corp.	114,419	5,615,712
Independent Bank Group, Inc.	57,016	3,160,967
International Bancshares Corp.	120,814	5,203,459
Lakeland Bancorp, Inc.	121,991	2,120,204
Lakeland Financial Corp.(a)	39,433	1,929,457
LCNB Corp.	49,728	959,750
Level One Bancorp, Inc.	9,367	235,674
Live Oak Bancshares, Inc.	26,635	506,331
Macatawa Bank Corp.	60,759	676,248
Mackinac Financial Corp.	43,763	764,102
Mercantile Bank Corp.	32,099	1,170,650
Metrocity Bankshares, Inc.(a)	53,868	943,229
Mid Penn Bancorp, Inc.	15,039	433,123
Middlefield Banc Corp.(a)	7,232	188,683
Midland States Bancorp, Inc.	71,506	2,070,814
MidWestOne Financial Group, Inc.	31,173	1,129,398
MutualFirst Financial, Inc.	14,863	589,615
National Bank Holdings Corp. Class A	55,151	1,942,418
National Bankshares, Inc.	18,348	824,376
NBT Bancorp, Inc.	83,816	3,399,577
Northrim BanCorp, Inc.	22,049	844,477
Norwood Financial Corp.	12,605	490,334
Ohio Valley Banc Corp.	5,774	228,766
Old National Bancorp(a)	381,034	6,969,112
Old Point Financial Corp.	3,692	101,493
Old Second Bancorp, Inc.	6,040	81,359
Opus Bank	48,742	1,260,956
Origin Bancorp, Inc.(a)	30,202	1,142,844
Orrstown Financial Services, Inc.	37,400	845,988
Pacific Premier Bancorp, Inc.	117,936	3,845,303
Park National Corp.(a)	45,494	4,657,676
Parke Bancorp, Inc.	14,747	374,426
PCB Bancorp	38,703	668,788
Peapack Gladstone Financial Corp.	13,408	414,307
Penns Woods Bancorp, Inc.	20,713	736,554
People’s Utah Bancorp	26,032	784,084
Peoples Bancorp of North Carolina, Inc.	4,000	131,400
Peoples Bancorp, Inc.	77,127	2,673,222
Peoples Financial Services Corp.	14,306	720,307
Plumas Bancorp(a)	2,962	78,138
Preferred Bank	21,187	1,273,127
Premier Financial Bancorp, Inc.	35,541	644,714
QCR Holdings, Inc.	3,521	154,431
RBB Bancorp	63,431	1,342,834
Reliant Bancorp, Inc.(a)	22,813	507,361
Renasant Corp.	118,708	4,204,637
Republic Bancorp, Inc. Class A	24,326	1,138,457
S&T Bancorp, Inc.	86,718	3,493,868
Sandy Spring Bancorp, Inc.(a)	94,879	3,594,016
SB One Bancorp	168	4,187
ServisFirst Bancshares, Inc.	76,004	2,863,831
Shore Bancshares, Inc.	18,539	321,837
Sierra Bancorp	43,857	1,277,116
Simmons First National Corp. Class A(a)	222,430	5,958,900
South State Corp.(a)	52,997	4,597,490
Southern National Bancorp of Virginia, Inc.	63,790	1,042,966
Southside Bancshares, Inc.	84,998	3,156,826
Stock Yards Bancorp, Inc.	31,465	1,291,953
Summit Financial Group, Inc.	12,438	336,945
Tompkins Financial Corp.	21,453	1,962,949
Towne Bank	134,777	3,749,496
TriCo Bancshares	46,740	1,907,459
Trustmark Corp.	123,685	4,268,369
Two River Bancorp	4,098	91,795
Union Bankshares, Inc.	13,518	490,163
United Community Banks, Inc.(a)	126,378	3,902,553
United Security Bancshares	68,905	739,351
Unity Bancorp, Inc.	6,156	138,941
Univest Financial Corp.	69,654	1,865,334
Veritex Holdings, Inc.	75,060	2,186,498
Washington Trust Bancorp, Inc.	48,243	2,594,991
WesBanco, Inc.	190,821	7,211,126
West Bancorporation, Inc.	43,843	1,123,696
Westamerica Bancorporation(a)	47,032	3,187,359

Total Banks		330,344,835

Beverages - 0.1%
Coca-Cola Consolidated, Inc.	4,301	1,221,699
MGP Ingredients, Inc.(a)	10,289	498,502

Total Beverages		1,720,201

Building Products - 0.6%
AAON, Inc.(a)	50,121	2,476,479
Advanced Drainage Systems, Inc.	84,426	3,279,106
Apogee Enterprises, Inc.	44,609	1,449,793
Griffon Corp.(a)	95,652	1,944,605
Insteel Industries, Inc.	2,894	62,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2019

Investments	Shares	Value
Quanex Building Products Corp.	70,266	$1,200,143
Universal Forest Products, Inc.	61,389	2,928,255

Total Building Products		13,340,573

Capital Markets - 3.8%
Artisan Partners Asset Management, Inc. Class A	368,040	11,895,053
Associated Capital Group, Inc. Class A(a)	907	35,554
B. Riley Financial, Inc.(a)	42,082	1,059,625
BGC Partners, Inc. Class A(a)	2,252,466	13,379,648
BrightSphere Investment Group	301,181	3,078,070
Cohen & Steers, Inc.	72,094	4,524,619
Diamond Hill Investment Group, Inc.	17,346	2,436,419
Evercore, Inc. Class A	93,850	7,016,226
GAIN Capital Holdings, Inc.	217,885	860,646
GAMCO Investors, Inc. Class A	1,860	36,251
Greenhill & Co., Inc.(a)	27,948	477,352
Hamilton Lane, Inc. Class A(a)	32,153	1,916,319
Houlihan Lokey, Inc.(a)	78,438	3,833,265
Ladenburg Thalmann Financial Services, Inc.(a)	170,003	591,610
Moelis & Co. Class A	250,857	8,007,356
Oppenheimer Holdings, Inc. Class A	24,424	671,172
Piper Jaffray Cos.	19,121	1,528,533
PJT Partners, Inc. Class A	6,472	292,081
Pzena Investment Management, Inc. Class A	7,486	64,529
Silvercrest Asset Management Group, Inc. Class A	45,871	577,057
Tradeweb Markets, Inc. Class A	37,421	1,734,463
Value Line, Inc.	15,732	454,812
Virtu Financial, Inc. Class A(a)	545,195	8,717,668
Virtus Investment Partners, Inc.(a)	12,232	1,488,879
Waddell & Reed Financial, Inc. Class A(a)	359,466	6,010,272
Westwood Holdings Group, Inc.	74,196	2,197,686

Total Capital Markets		82,885,165

Chemicals - 4.2%
Advanced Emissions Solutions, Inc.(a)	216,526	2,273,523
American Vanguard Corp.(a)	12,436	242,129
Cabot Corp.	197,617	9,390,760
Chase Corp.	8,120	962,058
Chemours Co. (The)(a)	1,101,364	19,923,675
FutureFuel Corp.	93,951	1,164,053
H.B. Fuller Co.(a)	70,538	3,637,645
Hawkins, Inc.	29,992	1,373,933
Innospec, Inc.	34,989	3,619,262
Kronos Worldwide, Inc.(a)	725,557	9,722,464
Minerals Technologies, Inc.	5,581	321,633
Olin Corp.	846,694	14,605,471
PolyOne Corp.	242,507	8,921,833
Quaker Chemical Corp.	16,257	2,674,602
Sensient Technologies Corp.	125,157	8,271,626
Stepan Co.	31,233	3,199,508
Tredegar Corp.	79,908	1,785,944
Valhi, Inc.	285,966	534,756

Total Chemicals		92,624,875

Commercial Services & Supplies - 4.8%
ABM Industries, Inc.	133,091	5,018,862
ACCO Brands Corp.	352,790	3,302,114
Brady Corp. Class A	97,688	5,593,615
Covanta Holding Corp.(a)	1,025,086	15,212,276
Deluxe Corp.(a)	131,702	6,574,564
Ennis, Inc.	140,727	3,046,739
Healthcare Services Group, Inc.(a)	284,546	6,920,159
Herman Miller, Inc.(a)	133,227	5,548,904
HNI Corp.	149,822	5,612,332
Interface, Inc.	92,784	1,539,287
KAR Auction Services, Inc.(a)	507,829	11,065,594
Kimball International, Inc. Class B	83,473	1,725,387
Knoll, Inc.	148,100	3,741,006
Matthews International Corp. Class A(a)	53,200	2,030,644
McGrath RentCorp	64,415	4,930,324
Mobile Mini, Inc.(a)	146,199	5,542,404
Pitney Bowes, Inc.(a)	825,844	3,328,151
Quad/Graphics, Inc.(a)	199,886	933,468
RR Donnelley & Sons Co.(a)	267,534	1,056,759
Steelcase, Inc. Class A	333,171	6,816,679
U.S. Ecology, Inc.(a)	38,304	2,218,185
UniFirst Corp.	6,944	1,402,549
Viad Corp.	19,057	1,286,347
VSE Corp.	11,244	427,722

Total Commercial Services & Supplies		104,874,071

Communications Equipment - 0.4%
ADTRAN, Inc.	105,344	1,041,852
Comtech Telecommunications Corp.	42,352	1,503,072
InterDigital, Inc.	77,241	4,208,862
PC-Tel, Inc.*	14,363	121,655
Plantronics, Inc.(a)	85,053	2,325,349

Total Communications Equipment		9,200,790

Construction & Engineering - 0.9%
Argan, Inc.	41,800	1,677,852
Comfort Systems USA, Inc.	33,975	1,693,654
Fluor Corp.(a)	388,076	7,326,875
Granite Construction, Inc.	70,171	1,941,631
Primoris Services Corp.	56,290	1,251,890
Valmont Industries, Inc.	32,182	4,820,220

Total Construction & Engineering		18,712,122

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	6,113	552,004

Consumer Finance - 0.6%
Navient Corp.	783,933	10,724,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2019

Investments	Shares	Value
Nelnet, Inc. Class A	26,089	$1,519,423

Total Consumer Finance		12,243,627

Containers & Packaging - 0.6%
Greif, Inc. Class A(a)	115,163	5,090,205
Greif, Inc. Class B	50,815	2,630,692
Myers Industries, Inc.	126,882	2,116,392
O-I Glass, Inc.(a)	273,652	3,264,668

Total Containers & Packaging		13,101,957

Distributors - 0.2%
Core-Mark Holding Co., Inc.	81,495	2,215,849
Weyco Group, Inc.	41,718	1,103,441

Total Distributors		3,319,290

Diversified Consumer Services - 0.6%
Carriage Services, Inc.	30,393	778,061
Collectors Universe, Inc.	35,385	815,624
Franchise Group, Inc.(a)	40,488	939,322
Graham Holdings Co. Class B	4,658	2,976,415
Strategic Education, Inc.	43,463	6,906,271

Total Diversified Consumer Services		12,415,693

Diversified Financial Services - 0.1%
Alerus Financial Corp.(a)	43,900	1,003,115
Marlin Business Services Corp.	29,119	640,036

Total Diversified Financial Services		1,643,151

Diversified Telecommunication Services - 0.7%
ATN International, Inc.	19,054	1,055,401
Cogent Communications Holdings, Inc.	229,756	15,120,242

Total Diversified Telecommunication Services		16,175,643

Electric Utilities - 1.0%
El Paso Electric Co.	112,621	7,645,840
Genie Energy Ltd. Class B(a)	161,231	1,246,316
MGE Energy, Inc.	74,649	5,883,834
Otter Tail Corp.	130,197	6,677,804
Spark Energy, Inc. Class A(a)	75,559	697,409

Total Electric Utilities		22,151,203

Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	4,786	232,121
AZZ, Inc.	42,852	1,969,049
Encore Wire Corp.	4,856	278,734
EnerSys(a)	44,143	3,303,221
LSI Industries, Inc.	108,572	656,861
Powell Industries, Inc.	46,575	2,281,709
Preformed Line Products Co.	7,043	425,045

Total Electrical Equipment		9,146,740

Electronic Equipment, Instruments & Components - 1.0%
Badger Meter, Inc.(a)	42,109	2,734,137
Bel Fuse, Inc. Class B	14,594	299,177
Belden, Inc.(a)	26,163	1,438,965
Benchmark Electronics, Inc.	89,997	3,092,297
CTS Corp.	24,029	721,110
Daktronics, Inc.(a)	107,378	653,932
KEMET Corp.	56,684	1,533,302
Methode Electronics, Inc.	58,404	2,298,197
MTS Systems Corp.	51,858	2,490,740
PC Connection, Inc.	28,489	1,414,764
Vishay Intertechnology, Inc.	280,851	5,979,318

Total Electronic Equipment, Instruments & Components		22,655,939

Energy Equipment & Services - 1.1%
Archrock, Inc.	1,060,556	10,647,982
Cactus, Inc. Class A(a)	49,370	1,694,379
DMC Global, Inc.	9,097	408,819
Liberty Oilfield Services, Inc. Class A(a)	187,160	2,081,219
Patterson-UTI Energy, Inc.(a)	364,879	3,831,230
Solaris Oilfield Infrastructure, Inc. Class A(a)	115,576	1,618,064
U.S. Silica Holdings, Inc.(a)	427,302	2,627,907

Total Energy Equipment & Services		22,909,600

Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A(a)	613,290	4,440,219
Marcus Corp. (The)	47,700	1,515,429
World Wrestling Entertainment, Inc. Class A(a)	40,741	2,642,869

Total Entertainment		8,598,517

Equity Real Estate Investment Trusts (REITs) - 14.8%
Acadia Realty Trust	193,789	5,024,949
Agree Realty Corp.(a)	52,439	3,679,645
Alexander & Baldwin, Inc.	126,014	2,641,253
Alexander’s, Inc.	7,723	2,551,293
American Assets Trust, Inc.	62,922	2,888,120
American Finance Trust, Inc.(a)	402,052	5,331,210
Armada Hoffler Properties, Inc.	103,880	1,906,198
Ashford Hospitality Trust, Inc.	557,389	1,555,115
Bluerock Residential Growth REIT, Inc.(a)	85,998	1,036,276
Braemar Hotels & Resorts, Inc.	136,320	1,217,338
Brandywine Realty Trust	425,844	6,707,043
Brookfield Property REIT, Inc. Class A(a)	306,166	5,647,232
BRT Apartments Corp.	49,618	842,017
CareTrust REIT, Inc.	193,266	3,987,078
CatchMark Timber Trust, Inc. Class A	138,810	1,592,151
Cedar Realty Trust, Inc.	448,525	1,323,149
Chatham Lodging Trust	188,805	3,462,684
CIM Commercial Trust Corp.(a)	72	1,044
Clipper Realty, Inc.(a)	63,811	676,397
Colony Capital, Inc.	2,298,899	10,919,770
Columbia Property Trust, Inc.	240,191	5,022,394
Community Healthcare Trust, Inc.	49,201	2,108,755
CoreCivic, Inc.	656,182	11,404,443
CorEnergy Infrastructure Trust, Inc.	49,088	2,194,724
CorePoint Lodging, Inc.(a)	251,689	2,688,039
DiamondRock Hospitality Co.	477,430	5,289,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2019

Investments	Shares	Value
Easterly Government Properties, Inc.(a)	146,303	$3,471,770
Empire State Realty Trust, Inc. Class A	281,413	3,928,525
Essential Properties Realty Trust, Inc.	114,643	2,844,293
Farmland Partners, Inc.(a)	68,777	466,308
Four Corners Property Trust, Inc.	122,017	3,439,659
Franklin Street Properties Corp.(a)	227,161	1,944,498
GEO Group, Inc. (The)	687,910	11,426,185
Getty Realty Corp.	87,810	2,886,315
Gladstone Commercial Corp.	99,762	2,180,797
Gladstone Land Corp.(a)	54,952	712,727
Global Medical REIT, Inc.	101,137	1,338,042
Global Net Lease, Inc.(a)	463,646	9,402,741
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	134,140	4,316,625
Hersha Hospitality Trust	186,017	2,706,547
Independence Realty Trust, Inc.	278,347	3,919,126
Industrial Logistics Properties Trust(a)	248,090	5,562,178
Innovative Industrial Properties, Inc.	21,654	1,642,889
Investors Real Estate Trust	15,948	1,156,230
iStar, Inc.(a)	112,562	1,633,275
Jernigan Capital, Inc.	99,763	1,909,464
Kite Realty Group Trust(a)	281,141	5,490,684
Lexington Realty Trust	477,809	5,074,332
LTC Properties, Inc.(a)	95,142	4,259,507
Mack-Cali Realty Corp.	170,187	3,936,425
Monmouth Real Estate Investment Corp.	191,007	2,765,781
National Storage Affiliates Trust	100,909	3,392,561
New Senior Investment Group, Inc.	285,154	2,181,428
NexPoint Residential Trust, Inc.	37,609	1,692,405
Office Properties Income Trust(a)	101,184	3,252,054
One Liberty Properties, Inc.	64,118	1,743,368
Paramount Group, Inc.	333,414	4,641,123
Pennsylvania Real Estate Investment Trust(a)	560,163	2,985,669
Piedmont Office Realty Trust, Inc. Class A	233,535	5,193,818
Plymouth Industrial REIT, Inc.	41,761	767,985
PotlatchDeltic Corp.	105,591	4,568,923
Preferred Apartment Communities, Inc. Class A(a)	184,658	2,459,645
QTS Realty Trust, Inc. Class A(a)	82,163	4,458,986
Retail Opportunity Investments Corp.	246,254	4,348,846
Retail Properties of America, Inc. Class A	501,982	6,726,559
Retail Value, Inc.	41,288	1,519,398
RLJ Lodging Trust	656,248	11,628,715
RPT Realty	237,812	3,576,692
Safehold, Inc.	32,870	1,324,661
Saul Centers, Inc.	45,417	2,397,109
Senior Housing Properties Trust	1,001,729	8,454,593
SITE Centers Corp.	563,845	7,905,107
Summit Hotel Properties, Inc.(a)	310,839	3,835,753
Sunstone Hotel Investors, Inc.	158,668	2,208,659
Tanger Factory Outlet Centers, Inc.(a)	459,806	6,772,942
Taubman Centers, Inc.(a)	278,049	8,644,543
UMH Properties, Inc.(a)	88,502	1,392,136
Uniti Group, Inc.	1,082,404	8,886,537
Universal Health Realty Income Trust	23,914	2,806,547
Urban Edge Properties	268,951	5,158,480
Urstadt Biddle Properties, Inc. Class A	73,770	1,832,447
Washington Prime Group, Inc.(a)	1,342,263	4,885,837
Washington Real Estate Investment Trust	127,249	3,713,126
Whitestone REIT	181,819	2,476,375
Xenia Hotels & Resorts, Inc.	270,248	5,840,059

Total Equity Real Estate Investment Trusts (REITs)		323,786,250

Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	84,735	2,142,101
Ingles Markets, Inc. Class A	32,163	1,528,064
Natural Grocers by Vitamin Cottage, Inc.(a)	101,379	1,000,611
PriceSmart, Inc.(a)	28,381	2,015,619
SpartanNash Co.	169,153	2,408,739
Village Super Market, Inc. Class A	36,696	851,347
Weis Markets, Inc.(a)	79,952	3,237,256

Total Food & Staples Retailing		13,183,737

Food Products - 0.9%
Alico, Inc.	8,647	309,822
B&G Foods, Inc.(a)	844,721	15,145,848
Calavo Growers, Inc.	27,916	2,528,910
John B. Sanfilippo & Son, Inc.	9,301	848,995
Limoneira Co.(a)	27,605	530,844
Tootsie Roll Industries, Inc.(a)	38,435	1,312,171

Total Food Products		20,676,590

Gas Utilities - 1.0%
Chesapeake Utilities Corp.	32,797	3,142,936
Northwest Natural Holding Co.	92,589	6,826,587
RGC Resources, Inc.	4,063	116,121
South Jersey Industries, Inc.(a)	380,011	12,532,763

Total Gas Utilities		22,618,407

Health Care Equipment & Supplies - 0.2%
Atrion Corp.	1,882	1,414,323
Invacare Corp.	32,171	290,182
LeMaitre Vascular, Inc.(a)	21,095	758,365
Mesa Laboratories, Inc.(a)	2,802	698,819
Utah Medical Products, Inc.	5,903	636,934

Total Health Care Equipment & Supplies		3,798,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2019

Investments	Shares	Value
Health Care Providers & Services - 1.0%
Ensign Group, Inc. (The)	33,544	$1,521,891
National HealthCare Corp.	46,979	4,060,395
National Research Corp.	45,285	2,986,093
Owens & Minor, Inc.(a)	71,841	371,418
Patterson Cos., Inc.	560,677	11,482,665
U.S. Physical Therapy, Inc.	16,663	1,905,414

Total Health Care Providers & Services		22,327,876

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.	25,657	677,345
Simulations Plus, Inc.(a)	24,651	716,604

Total Health Care Technology		1,393,949

Hotels, Restaurants & Leisure - 2.2%
BBX Capital Corp.	3,014	14,377
BJ’s Restaurants, Inc.(a)	28,726	1,090,439
Bloomin’ Brands, Inc.(a)	194,789	4,298,993
Bluegreen Vacations Corp.(a)	222,829	2,304,052
Brinker International, Inc.(a)	148,293	6,228,306
Cheesecake Factory, Inc. (The)(a)	173,047	6,724,606
Dave & Buster’s Entertainment, Inc.	57,381	2,304,995
Dine Brands Global, Inc.(a)	70,273	5,869,201
Hyatt Hotels Corp. Class A(a)	35,244	3,161,739
Jack in the Box, Inc.(a)	49,630	3,872,629
Nathan’s Famous, Inc.	8,299	588,233
Papa John’s International, Inc.(a)	54,844	3,463,399
RCI Hospitality Holdings, Inc.(a)	3,956	81,098
Red Rock Resorts, Inc. Class A(a)	145,207	3,477,708
Ruth’s Hospitality Group, Inc.	76,624	1,667,721
Twin River Worldwide Holdings, Inc.(a)	61,736	1,583,528
Wingstop, Inc.(a)	22,930	1,977,254

Total Hotels, Restaurants & Leisure		48,708,278

Household Durables - 0.9%
Bassett Furniture Industries, Inc.	33,003	550,490
Ethan Allen Interiors, Inc.	93,935	1,790,401
Flexsteel Industries, Inc.	30,386	605,289
Hamilton Beach Brands Holding Co. Class A(a)	19,829	378,734
Hooker Furniture Corp.(a)	23,790	611,165
KB Home	90,840	3,113,087
La-Z-Boy, Inc.	92,901	2,924,524
Lifetime Brands, Inc.(a)	3,106	21,587
MDC Holdings, Inc.	244,515	9,330,692

Total Household Durables		19,325,969

Household Products - 0.7%
Oil-Dri Corp. of America	16,551	599,974
Spectrum Brands Holdings, Inc.	158,630	10,198,322
WD-40 Co.	23,321	4,527,539

Total Household Products		15,325,835

Independent Power & Renewable Electricity Producers - 1.4%
Clearway Energy, Inc. Class A	185,933	3,555,039
Clearway Energy, Inc. Class C	368,803	7,357,620
Pattern Energy Group, Inc. Class A	711,293	19,030,644

Total Independent Power & Renewable Electricity Producers		29,943,303

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	62,153	2,141,792

Insurance - 2.4%
American Equity Investment Life Holding Co.	77,083	2,307,094
AMERISAFE, Inc.	13,845	914,185
CNO Financial Group, Inc.	277,176	5,025,201
Crawford & Co. Class A	46,531	533,711
Crawford & Co. Class B	44,250	449,138
Donegal Group, Inc. Class A	63,096	935,083
Employers Holdings, Inc.	43,601	1,820,342
FBL Financial Group, Inc. Class A	64,159	3,780,890
FedNat Holding Co.	40,564	674,579
HCI Group, Inc.(a)	26,185	1,195,345
Heritage Insurance Holdings, Inc.	53,465	708,411
Horace Mann Educators Corp.	77,796	3,396,573
Independence Holding Co.	3,276	137,854
Investors Title Co.	598	95,202
Kinsale Capital Group, Inc.(a)	6,921	703,589
Mercury General Corp.	221,008	10,769,720
National General Holdings Corp.	84,183	1,860,444
National Western Life Group, Inc. Class A	314	91,336
ProAssurance Corp.	141,405	5,110,377
Protective Insurance Corp. Class B	46,774	752,594
Safety Insurance Group, Inc.	36,165	3,346,347
State Auto Financial Corp.	34,757	1,078,162
Stewart Information Services Corp.	50,048	2,041,458
Tiptree, Inc.	27,961	227,603
United Fire Group, Inc.	54,190	2,369,729
United Insurance Holdings Corp.	76,228	961,235
Universal Insurance Holdings, Inc.	64,666	1,810,001

Total Insurance		53,096,203

Internet & Direct Marketing Retail - 0.1%
PetMed Express, Inc.(a)	110,909	2,608,580

IT Services - 0.8%
Cass Information Systems, Inc.	30,642	1,769,269
CSG Systems International, Inc.	60,154	3,114,774
Hackett Group, Inc. (The)	66,401	1,071,712
ManTech International Corp. Class A	50,611	4,042,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2019

Investments	Shares	Value
NIC, Inc.	108,492	$2,424,796
Switch, Inc. Class A(a)	66,336	983,100
TTEC Holdings, Inc.(a)	89,311	3,538,502

Total IT Services		16,944,960

Leisure Products - 0.5%
Acushnet Holdings Corp.	178,375	5,797,187
Callaway Golf Co.(a)	31,563	669,136
Clarus Corp.(a)	41,294	559,947
Escalade, Inc.	30,295	297,800
Johnson Outdoors, Inc. Class A	9,990	766,233
Marine Products Corp.	100,300	1,444,320
Sturm Ruger & Co., Inc.(a)	13,877	652,635

Total Leisure Products		10,187,258

Life Sciences Tools & Services - 0.1%
Luminex Corp.	59,898	1,387,238

Machinery - 4.0%
Actuant Corp. Class A	7,401	192,648
Alamo Group, Inc.(a)	6,852	860,269
Albany International Corp. Class A	40,404	3,067,472
Altra Industrial Motion Corp.	157,338	5,697,209
Astec Industries, Inc.(a)	28,603	1,201,326
Barnes Group, Inc.(a)	51,579	3,195,835
Briggs & Stratton Corp.	55,379	368,824
Columbus McKinnon Corp.	17,311	692,959
Douglas Dynamics, Inc.	63,720	3,504,600
Eastern Co. (The)	14,355	438,258
EnPro Industries, Inc.	34,261	2,291,376
ESCO Technologies, Inc.	15,922	1,472,785
Federal Signal Corp.	90,488	2,918,238
Franklin Electric Co., Inc.	59,509	3,411,056
Gorman-Rupp Co. (The)(a)	51,075	1,915,313
Graham Corp.	25,473	557,349
Greenbrier Cos., Inc. (The)(a)	106,673	3,459,405
Helios Technologies, Inc.	32,077	1,482,920
Hillenbrand, Inc.	187,239	6,236,931
Hurco Cos., Inc.	8,019	307,609
Hyster-Yale Materials Handling, Inc.(a)	23,625	1,392,930
Kadant, Inc.	11,258	1,185,918
Kennametal, Inc.(a)	198,370	7,317,869
Lindsay Corp.	16,179	1,553,022
Miller Industries, Inc.(a)	36,518	1,355,913
Mueller Industries, Inc.	70,598	2,241,486
Mueller Water Products, Inc. Class A	291,735	3,494,985
Omega Flex, Inc.(a)	15,283	1,639,713
Park-Ohio Holdings Corp.	17,657	594,158
REV Group, Inc.	137,492	1,681,527
Spartan Motors, Inc.	34,277	619,728
Standex International Corp.	10,093	800,880
Tennant Co.	24,223	1,887,456
Terex Corp.(a)	125,820	3,746,920
Titan International, Inc.	31,705	114,772
Trinity Industries, Inc.	463,858	10,274,455
Wabash National Corp.	87,655	1,287,652
Watts Water Technologies, Inc. Class A	35,041	3,495,690

Total Machinery		87,957,456

Marine - 0.2%
Matson, Inc.(a)	122,590	5,001,672

Media - 2.2%
Emerald Expositions Events, Inc.	100,818	1,063,630
Entercom Communications Corp. Class A(a)	296,292	1,374,795
Entravision Communications Corp. Class A	400,001	1,048,003
EW Scripps Co. (The) Class A(a)	120,468	1,892,552
Gannett Co., Inc.(a)	1,578,684	10,072,004
John Wiley & Sons, Inc. Class A	135,078	6,553,985
Meredith Corp.(a)	310,607	10,085,409
National CineMedia, Inc.(a)	899,131	6,554,665
Saga Communications, Inc. Class A	9,061	275,454
Scholastic Corp.	65,580	2,521,551
Sinclair Broadcast Group, Inc. Class A	201,941	6,732,713
Townsquare Media, Inc. Class A	55,465	552,986

Total Media		48,727,747

Metals & Mining - 2.4%
Carpenter Technology Corp.	89,127	4,436,742
Cleveland-Cliffs, Inc.	855,570	7,186,788
Commercial Metals Co.	306,234	6,819,831
Compass Minerals International, Inc.(a)	175,497	10,698,297
Gold Resource Corp.	44,753	247,932
Haynes International, Inc.	34,578	1,237,201
Hecla Mining Co.(a)	239,144	810,698
Kaiser Aluminum Corp.(a)	40,266	4,465,097
Materion Corp.	21,154	1,257,605
Olympic Steel, Inc.	4,045	72,486
Schnitzer Steel Industries, Inc. Class A(a)	95,768	2,076,250
SunCoke Energy, Inc.	441,455	2,750,265
United States Steel Corp.(a)	294,433	3,359,481
Worthington Industries, Inc.	154,286	6,507,783

Total Metals & Mining		51,926,456

Multi-Utilities - 0.6%
Avista Corp.	217,135	10,442,022
Unitil Corp.	48,709	3,011,191

Total Multi-Utilities		13,453,213

Multiline Retail - 0.3%
Big Lots, Inc.(a)	195,145	5,604,564
Dillard’s, Inc. Class A	21,827	1,603,848

Total Multiline Retail		7,208,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2019

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 6.6%
Adams Resources & Energy, Inc.	10,823	$412,032
Amplify Energy Corp.	497,187	3,286,406
Antero Midstream Corp.(a)	5,423,587	41,165,025
Arch Coal, Inc. Class A(a)	37,318	2,677,193
Berry Petroleum Corp.(a)	508,724	4,797,267
Brigham Minerals, Inc. Class A	179,842	3,855,813
Delek U.S. Holdings, Inc.(a)	304,345	10,204,688
EQT Corp.(a)	390,447	4,255,872
Equitrans Midstream Corp.(a)	3,207,291	42,849,408
Evolution Petroleum Corp.	289,053	1,581,120
Falcon Minerals Corp.(a)	447,490	3,159,279
Kosmos Energy Ltd.	1,527,090	8,704,413
NACCO Industries, Inc. Class A	11,848	554,842
Panhandle Oil and Gas, Inc. Class A	24,454	274,129
Peabody Energy Corp.(a)	667,705	6,089,470
QEP Resources, Inc.	653,780	2,942,010
Range Resources Corp.(a)	607,310	2,945,454
SM Energy Co.(a)	156,331	1,757,160
World Fuel Services Corp.	75,785	3,290,585

Total Oil, Gas & Consumable Fuels		144,802,166

Paper & Forest Products - 1.1%
Boise Cascade Co.	44,243	1,616,197
Domtar Corp.	305,870	11,696,469
Neenah, Inc.	44,497	3,133,923
PH Glatfelter Co.	135,310	2,476,173
Schweitzer-Mauduit International, Inc.(a)	136,219	5,719,836

Total Paper & Forest Products		24,642,598

Personal Products - 1.0%
Inter Parfums, Inc.	75,745	5,507,419
Medifast, Inc.	66,542	7,291,673
Nu Skin Enterprises, Inc. Class A	241,285	9,887,859

Total Personal Products		22,686,951

Pharmaceuticals - 0.0%
Phibro Animal Health Corp. Class A	30,278	751,803

Professional Services - 0.9%
Barrett Business Services, Inc.	13,638	1,233,693
BG Staffing, Inc.	74,901	1,639,583
CRA International, Inc.	17,921	976,157
Heidrick & Struggles International, Inc.	41,581	1,351,383
ICF International, Inc.	13,398	1,227,525
Insperity, Inc.	63,636	5,475,241
Kelly Services, Inc. Class A(a)	47,155	1,064,760
Kforce, Inc.	57,049	2,264,845
Korn Ferry	66,949	2,838,638
Resources Connection, Inc.(a)	124,698	2,036,318

Total Professional Services		20,108,143

Real Estate Management & Development - 0.2%
Consolidated-Tomoka Land Co.	532	32,090
Griffin Industrial Realty, Inc.	3,134	123,950
Newmark Group, Inc. Class A	240,943	3,241,888
RE/MAX Holdings, Inc. Class A	16,596	638,780
RMR Group, Inc. (The) Class A	23,487	1,071,947

Total Real Estate Management & Development		5,108,655

Road & Rail - 1.0%
ArcBest Corp.	28,028	773,573
Heartland Express, Inc.(a)	30,648	645,140
Marten Transport Ltd.	34,943	750,925
Ryder System, Inc.	259,566	14,097,030
Schneider National, Inc. Class B	73,631	1,606,629
Universal Logistics Holdings, Inc.	67,072	1,271,685
Werner Enterprises, Inc.	82,206	2,991,476

Total Road & Rail		22,136,458

Semiconductors & Semiconductor Equipment - 0.5%
Cohu, Inc.(a)	72,666	1,660,418
NVE Corp.	29,506	2,106,728
Power Integrations, Inc.	29,753	2,942,869
Xperi Corp.(a)	193,307	3,576,180

Total Semiconductors & Semiconductor Equipment		10,286,195

Software - 0.3%
American Software, Inc. Class A	123,279	1,834,392
Ebix, Inc.(a)	15,918	531,820
Progress Software Corp.	86,271	3,584,560
QAD, Inc. Class A	14,510	738,994

Total Software		6,689,766

Specialty Retail - 4.3%
Abercrombie & Fitch Co. Class A(a)	368,123	6,364,847
American Eagle Outfitters, Inc.	755,838	11,110,819
Bed Bath & Beyond, Inc.(a)	632,488	10,942,042
Buckle, Inc. (The)	272,320	7,363,533
Caleres, Inc.	55,059	1,307,651
Camping World Holdings, Inc. Class A(a)	91,533	1,349,196
Cato Corp. (The) Class A(a)	208,414	3,626,404
Chico’s FAS, Inc.(a)	831,078	3,166,407
Children’s Place, Inc. (The)(a)	51,930	3,246,664
Citi Trends, Inc.	30,659	708,836
Designer Brands, Inc. Class A(a)	454,040	7,146,590
Dick’s Sporting Goods, Inc.(a)	178,705	8,844,110
Group 1 Automotive, Inc.	27,931	2,793,100
Guess?, Inc.(a)	220,289	4,930,068
Haverty Furniture Cos., Inc.(a)	78,186	1,576,230
Monro, Inc.(a)	45,238	3,537,612
Office Depot, Inc.(a)	2,395,091	6,562,549
Rent-A-Center, Inc.	248,743	7,173,748
Shoe Carnival, Inc.	25,479	949,857
Sonic Automotive, Inc. Class A(a)	54,145	1,678,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2019

Investments	Shares	Value
Winmark Corp.	2,074	$411,274

Total Specialty Retail		94,790,032

Technology Hardware, Storage & Peripherals - 0.0%
AstroNova, Inc.	72	988

Textiles, Apparel & Luxury Goods - 1.1%
Culp, Inc.	18,259	248,687
Kontoor Brands, Inc.(a)	373,184	15,669,996
Movado Group, Inc.(a)	57,724	1,254,920
Oxford Industries, Inc.	40,904	3,084,980
Rocky Brands, Inc.	21,366	628,801
Superior Group of Cos., Inc.(a)	22,583	305,774
Wolverine World Wide, Inc.	112,315	3,789,508

Total Textiles, Apparel & Luxury Goods		24,982,666

Thrifts & Mortgage Finance - 2.2%
Capitol Federal Financial, Inc.	256,890	3,527,100
ESSA Bancorp, Inc.	15,560	263,742
Federal Agricultural Mortgage Corp. Class C	22,305	1,862,468
First Defiance Financial Corp.	43,479	1,369,154
Flagstar Bancorp, Inc.	10,884	416,313
FS Bancorp, Inc.	2,232	142,379
Hingham Institution for Savings	956	200,951
Home Bancorp, Inc.	17,381	681,161
Kearny Financial Corp.	125,715	1,738,638
Luther Burbank Corp.	88,905	1,025,075
Merchants Bancorp	47,854	943,202
Meridian Bancorp, Inc.	43,789	879,721
Meta Financial Group, Inc.	12,720	464,407
Northfield Bancorp, Inc.	85,175	1,444,568
Northwest Bancshares, Inc.	374,226	6,223,378
OceanFirst Financial Corp.	115,925	2,960,725
PennyMac Financial Services, Inc.(a)	73,326	2,496,017
Provident Financial Holdings, Inc.	11,023	241,404
Provident Financial Services, Inc.	194,865	4,803,422
Prudential Bancorp, Inc.	2,951	54,682
Riverview Bancorp, Inc.	77,169	633,557
Southern Missouri Bancorp, Inc.	9,846	377,693
Standard AVB Financial Corp.	8,548	256,184
Sterling Bancorp, Inc.	44,350	359,235
Territorial Bancorp, Inc.	23,727	734,113
Timberland Bancorp, Inc.	14,019	416,925
TrustCo Bank Corp.	238,542	2,068,159
United Community Financial Corp.	86,864	1,012,834
Walker & Dunlop, Inc.	35,968	2,326,410
Washington Federal, Inc.	111,570	4,089,041
Waterstone Financial, Inc.	40,756	775,587
Western New England Bancorp, Inc.	87,411	841,768
WSFS Financial Corp.	40,151	1,766,243

Total Thrifts & Mortgage Finance		47,396,256

Tobacco - 1.2%
Turning Point Brands, Inc.	18,093	517,460
Universal Corp.	152,156	8,682,021
Vector Group Ltd.(a)	1,328,149	17,783,915

Total Tobacco		26,983,396

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	83,989	5,601,226
GATX Corp.(a)	83,094	6,884,338
H&E Equipment Services, Inc.	147,141	4,918,924
Kaman Corp.	44,818	2,954,402
Rush Enterprises, Inc. Class A	49,254	2,290,311
Rush Enterprises, Inc. Class B	10,931	499,547
Systemax, Inc.	72,424	1,822,188

Total Trading Companies & Distributors		24,970,936

Water Utilities - 1.0%
American States Water Co.	76,492	6,627,267
Artesian Resources Corp. Class A	23,236	864,612
California Water Service Group	91,533	4,719,441
Global Water Resources, Inc.	79,893	1,050,593
Middlesex Water Co.	41,483	2,637,074
SJW Group	52,115	3,703,292
York Water Co. (The)	28,047	1,293,247

Total Water Utilities		20,895,526

Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Co.(a)	41,946	1,745,373
Spok Holdings, Inc.	63,695	778,990
Telephone & Data Systems, Inc.	350,585	8,915,376

Total Wireless Telecommunication Services		11,439,739

Total United States		2,164,199,969

Puerto Rico - 0.3%

Banks - 0.2%
First BanCorp	306,368	3,244,437
OFG Bancorp	49,044	1,157,929

Total Banks		4,402,366

IT Services - 0.1%
EVERTEC, Inc.	56,178	1,912,299

Total Puerto Rico		6,314,665

TOTAL COMMON STOCKS (Cost: $1,976,955,555)		2,179,219,047

RIGHTS - 0.0%

United States - 0.0%
A. Schulman, Inc. CVR*† (Cost: $46,058)	106,369	46,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2019

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $6,472,975)	181,180	$6,892,087

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.6%

United States - 10.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $232,829,297)(d)	232,829,297	232,829,297

TOTAL INVESTMENTS IN SECURITIES - 110.3% (Cost: $2,216,303,885)		2,418,986,489
Other Assets less Liabilities - (10.3)%		(225,486,458)

NET ASSETS - 100.0%		$2,193,500,031

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $46,058, which represents less than 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $335,112,194 and the total market value of the collateral held by the Fund was $344,323,824. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $111,494,527.

CVR	-	Contingent Value Rights

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 0.9%
AAR Corp.	27,976	$1,261,718
Aerovironment, Inc.*(a)	9,219	569,181
Astronics Corp.*	20,075	561,096
Cubic Corp.(a)	12,246	778,478
Ducommun, Inc.*	8,400	424,452
Kratos Defense & Security Solutions, Inc.*(a)	13,475	242,685
National Presto Industries, Inc.(a)	5,221	461,484
Park Aerospace Corp.	3,882	63,160
Triumph Group, Inc.	70,703	1,786,665
Vectrus, Inc.*	11,767	603,176
Virgin Galactic Holdings, Inc.*	15,201	175,572
Wesco Aircraft Holdings, Inc.*	39,411	434,309

Total Aerospace & Defense		7,361,976

Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc.*	47,806	1,121,529
Atlas Air Worldwide Holdings, Inc.*	39,967	1,101,890
Echo Global Logistics, Inc.*	16,878	349,375
Forward Air Corp.	20,899	1,461,885
Hub Group, Inc. Class A*	32,363	1,659,898

Total Air Freight & Logistics		5,694,577

Airlines - 0.6%
Hawaiian Holdings, Inc.	134,815	3,948,731
Mesa Air Group, Inc.*	101,194	904,675

Total Airlines		4,853,406

Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc.*	285,011	3,066,718
Cooper Tire & Rubber Co.	55,362	1,591,658
Cooper-Standard Holdings, Inc.*	59,124	1,960,552
Gentherm, Inc.*	26,598	1,180,685
Modine Manufacturing Co.*	84,655	651,844
Standard Motor Products, Inc.	20,231	1,076,694
Stoneridge, Inc.*	21,489	630,057
Tenneco, Inc. Class A(a)	152,165	1,993,361

Total Auto Components		12,151,569

Automobiles - 0.2%
Winnebago Industries, Inc.	36,127	1,914,008

Banks - 14.8%
1st Source Corp.	25,558	1,325,949
Allegiance Bancshares, Inc.*(a)	22,409	842,578
Amalgamated Bank Class A	34,161	664,431
Amerant Bancorp, Inc.*	35,356	770,407
American National Bankshares, Inc.	10,939	432,856
Arrow Financial Corp.	14,145	534,681
Atlantic Capital Bancshares, Inc.*	23,348	428,436
Banc of California, Inc.	7,765	133,403
BancFirst Corp.	31,003	1,935,827
Bancorp, Inc. (The)*	18,231	236,456
Bank First Corp.	5,183	362,862
Bank of Marin Bancorp	10,993	495,235
BankFinancial Corp.	16,665	217,978
Banner Corp.	40,974	2,318,719
Baycom Corp.*(a)	11,119	252,846
BCB Bancorp, Inc.	23,981	330,698
Berkshire Hills Bancorp, Inc.	52,102	1,713,114
Boston Private Financial Holdings, Inc.	94,299	1,134,417
Bridge Bancorp, Inc.	25,883	867,857
Brookline Bancorp, Inc.	78,809	1,297,196
Bryn Mawr Bank Corp.	21,436	884,021
Byline Bancorp, Inc.	48,372	946,640
Cadence BanCorp	185,587	3,364,692
Cambridge Bancorp	4,771	382,396
Camden National Corp.	15,247	702,277
Capital City Bank Group, Inc.	14,671	447,465
Capstar Financial Holdings, Inc.	23,966	399,034
Carolina Financial Corp.	22,453	970,643
Carter Bank & Trust*	16,636	394,606
CBTX, Inc.	27,411	853,030
Central Pacific Financial Corp.	30,077	889,678
Central Valley Community Bancorp	16,186	350,751
Century Bancorp, Inc. Class A	5,373	483,355
City Holding Co.	15,829	1,297,187
Civista Bancshares, Inc.	20,451	490,824
CNB Financial Corp.	16,860	550,985
Coastal Financial Corp.*	11,804	194,412
Codorus Valley Bancorp, Inc.	13,649	314,336
Community Trust Bancorp, Inc.	18,813	877,438
ConnectOne Bancorp, Inc.	45,264	1,164,190
Customers Bancorp, Inc.*	31,690	754,539
Dime Community Bancshares, Inc.	30,177	630,398
Eagle Bancorp, Inc.	46,337	2,253,368
Enterprise Bancorp, Inc.	15,312	518,617
Enterprise Financial Services Corp.	32,688	1,575,888
Equity Bancshares, Inc. Class A*	13,679	422,271
Farmers National Banc Corp.	33,403	545,137
FB Financial Corp.	31,072	1,230,140
Financial Institutions, Inc.	19,620	629,802
First Bancorp	34,004	1,357,100
First Bancorp, Inc.	12,920	390,572
First Bancshares, Inc. (The)	16,482	585,441
First Busey Corp.	54,530	1,499,575
First Business Financial Services, Inc.	12,911	339,947
First Capital, Inc.	1,681	122,713
First Choice Bancorp	18,458	497,628
First Commonwealth Financial Corp.	107,168	1,555,008
First Community Bankshares, Inc.	19,457	603,556
First Financial Corp.	15,226	696,133
First Foundation, Inc.	49,851	867,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2019

Investments	Shares	Value
First Internet Bancorp	14,863	$352,402
First Interstate BancSystem, Inc. Class A	66,682	2,795,309
First Merchants Corp.	53,521	2,225,938
First Mid Bancshares, Inc.	19,953	703,343
First of Long Island Corp. (The)	23,654	593,242
First United Corp.	7,694	185,348
Flushing Financial Corp.	23,557	508,949
Franklin Financial Network, Inc.	9,422	323,457
FVCBankcorp, Inc.*	13,279	231,984
German American Bancorp, Inc.	22,232	791,904
Great Southern Bancorp, Inc.	16,848	1,066,815
Great Western Bancorp, Inc.	69,014	2,397,546
Guaranty Bancshares, Inc.	11,454	376,607
Hanmi Financial Corp.	27,833	556,521
HarborOne Bancorp, Inc.*	20,453	224,778
Heartland Financial USA, Inc.	44,092	2,193,136
Heritage Commerce Corp.	59,495	763,321
Heritage Financial Corp.	37,679	1,066,316
Hilltop Holdings, Inc.	116,973	2,916,137
HomeTrust Bancshares, Inc.	16,210	434,914
Hope Bancorp, Inc.	172,700	2,566,322
Horizon Bancorp, Inc.	48,013	912,247
Howard Bancorp, Inc.*	10,445	176,312
Independent Bank Corp.	29,270	662,965
Investar Holding Corp.	10,526	252,624
Lakeland Bancorp, Inc.	61,645	1,071,390
Lakeland Financial Corp.	25,674	1,256,229
Live Oak Bancshares, Inc.	20,707	393,640
Macatawa Bank Corp.	39,617	440,937
Mercantile Bank Corp.	18,831	686,767
Metropolitan Bank Holding Corp.*	8,987	433,443
Midland States Bancorp, Inc.	34,547	1,000,481
MidWestOne Financial Group, Inc.	16,060	581,854
MutualFirst Financial, Inc.	8,237	326,762
National Bank Holdings Corp. Class A	29,252	1,030,255
National Bankshares, Inc.	5,862	263,380
NBT Bancorp, Inc.	40,776	1,653,875
Nicolet Bankshares, Inc.*	9,530	703,790
Northeast Bank*	8,263	181,703
Northrim BanCorp, Inc.	8,527	326,584
Old Second Bancorp, Inc.	48,292	650,493
Opus Bank	13,349	345,339
Origin Bancorp, Inc.	22,827	863,774
Orrstown Financial Services, Inc.	16,857	381,305
Pacific Premier Bancorp, Inc.	70,953	2,313,423
Parke Bancorp, Inc.	17,780	451,434
PCB Bancorp	25,113	433,953
Peapack Gladstone Financial Corp.	21,882	676,154
People’s Utah Bancorp	22,114	666,074
Peoples Bancorp, Inc.	17,464	605,302
Peoples Financial Services Corp.	8,251	415,438
Preferred Bank	20,058	1,205,285
Premier Financial Bancorp, Inc.	19,342	350,864
QCR Holdings, Inc.	19,052	835,621
RBB Bancorp	30,424	644,076
Reliant Bancorp, Inc.(a)	12,000	266,880
Renasant Corp.	71,776	2,542,306
Republic Bancorp, Inc. Class A	24,432	1,143,418
Republic First Bancorp, Inc.*	87	364
S&T Bancorp, Inc.	37,503	1,510,996
Sandy Spring Bancorp, Inc.	46,811	1,773,201
SB One Bancorp	12,724	317,082
Seacoast Banking Corp. of Florida*	42,487	1,298,828
ServisFirst Bancshares, Inc.	56,674	2,135,476
Sierra Bancorp	18,804	547,572
SmartFinancial, Inc.	17,111	404,675
Southern First Bancshares, Inc.*	8,848	375,952
Southern National Bancorp of Virginia, Inc.	30,712	502,141
Southside Bancshares, Inc.	30,497	1,132,659
Spirit of Texas Bancshares, Inc.*(a)	11,292	259,716
Stock Yards Bancorp, Inc.	20,783	853,350
Summit Financial Group, Inc.	16,802	455,166
Towne Bank	74,452	2,071,255
TriCo Bancshares	34,930	1,425,493
TriState Capital Holdings, Inc.*	17,253	450,648
Triumph Bancorp, Inc.*	22,523	856,324
Trustmark Corp.	60,809	2,098,519
Univest Financial Corp.	37,515	1,004,652
Veritex Holdings, Inc.	39,376	1,147,023
Washington Trust Bancorp, Inc.	19,589	1,053,692
West Bancorporation, Inc.	15,655	401,238
Westamerica Bancorporation	17,145	1,161,917

Total Banks		122,987,751

Beverages - 0.2%
Celsius Holdings, Inc.*	35,799	172,909
Coca-Cola Consolidated, Inc.	3,428	973,723
MGP Ingredients, Inc.(a)	12,415	601,507
Primo Water Corp.*(a)	6,516	73,142

Total Beverages		1,821,281

Biotechnology - 0.8%
Anika Therapeutics, Inc.*	9,052	469,346
BioSpecifics Technologies Corp.*	6,174	351,548
Catalyst Pharmaceuticals, Inc.*	33,075	124,031
Eagle Pharmaceuticals, Inc.*(a)	6,913	415,333
Enanta Pharmaceuticals, Inc.*	12,251	756,867
Jounce Therapeutics, Inc.*(a)	136,020	1,187,455
Lexicon Pharmaceuticals, Inc.*(a)	602,702	2,501,213
Vanda Pharmaceuticals, Inc.*	26,666	437,589
Xencor, Inc.*(a)	15,242	524,172

Total Biotechnology		6,767,554

Building Products - 1.2%
American Woodmark Corp.*	13,036	1,362,392
Apogee Enterprises, Inc.	17,101	555,783
Continental Building Products, Inc.*	28,348	1,032,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2019

Investments	Shares	Value
Cornerstone Building Brands, Inc.*	103,730	$882,742
CSW Industrials, Inc.	8,152	627,704
Gibraltar Industries, Inc.*	19,510	984,084
Griffon Corp.	35,919	730,233
Insteel Industries, Inc.	3,362	72,249
Patrick Industries, Inc.	30,202	1,583,491
PGT Innovations, Inc.*	54,042	805,766
Quanex Building Products Corp.	18,375	313,845
Resideo Technologies, Inc.*	84,008	1,002,216

Total Building Products		9,953,223

Capital Markets - 2.4%
Artisan Partners Asset Management, Inc. Class A	63,494	2,052,126
B. Riley Financial, Inc.	29,877	752,303
Blucora, Inc.*	24,487	640,090
BrightSphere Investment Group	266,285	2,721,433
Cowen, Inc.*	25,916	408,177
Diamond Hill Investment Group, Inc.	4,963	697,103
Donnelley Financial Solutions, Inc.*	29,654	310,477
Focus Financial Partners, Inc. Class A*(a)	4,689	138,185
Hamilton Lane, Inc. Class A	8,995	536,102
Houlihan Lokey, Inc.	49,924	2,439,786
INTL FCStone, Inc.*	21,653	1,057,316
Moelis & Co. Class A	39,578	1,263,330
Oppenheimer Holdings, Inc. Class A	20,344	559,053
Piper Jaffray Cos.	14,345	1,146,739
PJT Partners, Inc. Class A	7,005	316,136
Pzena Investment Management, Inc. Class A	22,967	197,975
Safeguard Scientifics, Inc.	48,811	535,945
Sutter Rock Capital Corp.	15,490	101,459
Victory Capital Holdings, Inc. Class A	68,295	1,432,146
Virtus Investment Partners, Inc.	6,775	824,653
Waddell & Reed Financial, Inc. Class A	102,148	1,707,915
Westwood Holdings Group, Inc.	3,967	117,503

Total Capital Markets		19,955,952

Chemicals - 2.1%
Advanced Emissions Solutions, Inc.(a)	51,219	537,799
AdvanSix, Inc.*	53,726	1,072,371
American Vanguard Corp.	15,885	309,281
Ferro Corp.*	78,250	1,160,447
FutureFuel Corp.	15,827	196,097
GCP Applied Technologies, Inc.*	40,291	915,009
Hawkins, Inc.	9,937	455,214
Innophos Holdings, Inc.	13,017	416,284
Intrepid Potash, Inc.*	131,133	355,370
Koppers Holdings, Inc.*	21,166	808,965
Kraton Corp.*	21,391	541,620
Kronos Worldwide, Inc.(a)	138,244	1,852,470
Livent Corp.*(a)	239,648	2,048,990
Minerals Technologies, Inc.	43,894	2,529,611
OMNOVA Solutions, Inc.*	20,314	205,375
PQ Group Holdings, Inc.*	82,141	1,411,182
Stepan Co.	17,839	1,827,427
Trecora Resources*	4,761	34,041
Tredegar Corp.	42,774	955,999

Total Chemicals		17,633,552

Commercial Services & Supplies - 3.3%
ACCO Brands Corp.	182,373	1,707,011
BrightView Holdings, Inc.*	44,463	750,091
Casella Waste Systems, Inc. Class A*	10,440	480,553
CECO Environmental Corp.*	20,557	157,467
Deluxe Corp.	62,769	3,133,428
Ennis, Inc.	27,370	592,561
Harsco Corp.*	52,250	1,202,272
Healthcare Services Group, Inc.	46,190	1,123,341
Heritage-Crystal Clean, Inc.*	7,865	246,725
HNI Corp.	42,783	1,602,651
Interface, Inc.	71,115	1,179,798
Kimball International, Inc. Class B	34,051	703,834
Knoll, Inc.	49,822	1,258,504
Matthews International Corp. Class A	23,805	908,637
McGrath RentCorp	19,888	1,522,228
Mobile Mini, Inc.	28,655	1,086,311
Perdoceo Education Corp.*	56,665	1,042,069
PICO Holdings, Inc.*	7,401	82,299
Pitney Bowes, Inc.(a)	489,077	1,970,980
RR Donnelley & Sons Co.	313,634	1,238,854
SP Plus Corp.*	17,903	759,624
Steelcase, Inc. Class A	114,908	2,351,018
U.S. Ecology, Inc.	14,716	852,204
Viad Corp.	12,066	814,455
VSE Corp.	13,692	520,844

Total Commercial Services & Supplies		27,287,759

Communications Equipment - 0.2%
Comtech Telecommunications Corp.	12,304	436,669
Digi International, Inc.*	8,960	158,771
Harmonic, Inc.*	4,514	35,209
InterDigital, Inc.	1,695	92,361
NETGEAR, Inc.*	20,403	500,077

Total Communications Equipment		1,223,087

Construction & Engineering - 1.4%
Aegion Corp.*	17,089	382,281
Ameresco, Inc. Class A*	33,095	579,162
Arcosa, Inc.	42,494	1,893,108
Comfort Systems USA, Inc.	34,021	1,695,947
Construction Partners, Inc. Class A*(a)	42,087	710,008
Dycom Industries, Inc.*(a)	18,899	891,088
Great Lakes Dredge & Dock Corp.*	67,766	767,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2019

Investments	Shares	Value
MYR Group, Inc.*	14,540	$473,858
Northwest Pipe Co.*	8,338	277,739
NV5 Global, Inc.*(a)	9,837	496,277
Primoris Services Corp.	64,845	1,442,153
Sterling Construction Co., Inc.*	46,781	658,676
Tutor Perini Corp.*	84,256	1,083,532

Total Construction & Engineering		11,351,618

Construction Materials - 0.0%
U.S. Concrete, Inc.*(a)	4,375	182,263

Consumer Finance - 1.4%
Curo Group Holdings Corp.*(a)	110,945	1,351,310
Elevate Credit, Inc.*	103,177	459,138
Encore Capital Group, Inc.*(a)	66,788	2,361,624
Enova International, Inc.*	64,180	1,544,171
EZCORP, Inc. Class A*(a)	68,675	468,363
Green Dot Corp. Class A*	64,051	1,492,388
Nelnet, Inc. Class A	26,938	1,568,869
PRA Group, Inc.*	27,223	988,195
Regional Management Corp.*	19,071	572,702
World Acceptance Corp.*(a)	8,178	706,579

Total Consumer Finance		11,513,339

Containers & Packaging - 0.8%
Myers Industries, Inc.	21,416	357,219
O-I Glass, Inc.	493,612	5,888,791
UFP Technologies, Inc.*	6,055	300,389

Total Containers & Packaging		6,546,399

Distributors - 0.2%
Core-Mark Holding Co., Inc.	33,175	902,028
Funko, Inc. Class A*(a)	29,888	512,878
Weyco Group, Inc.	13,858	366,544

Total Distributors		1,781,450

Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc.*	72,133	2,522,491
American Public Education, Inc.*	10,363	283,842
Carriage Services, Inc.	9,171	234,778
Collectors Universe, Inc.	7,402	170,616
K12, Inc.*	27,882	567,399
Laureate Education, Inc. Class A*	64,147	1,129,629
Select Interior Concepts, Inc. Class A*	2,912	26,179

Total Diversified Consumer Services		4,934,934

Diversified Financial Services - 0.1%
Marlin Business Services Corp.	16,040	352,559
On Deck Capital, Inc.*	135,374	560,449

Total Diversified Financial Services		913,008

Diversified Telecommunication Services - 0.0%
ATN International, Inc.	2,164	119,864
IDT Corp. Class B*	14,499	104,538

Total Diversified Telecommunication Services		224,402

Electric Utilities - 0.2%
Genie Energy Ltd. Class B	33,032	255,337
Otter Tail Corp.	24,240	1,243,270
Spark Energy, Inc. Class A(a)	9,136	84,325

Total Electric Utilities		1,582,932

Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	5,466	265,101
Atkore International Group, Inc.*	54,129	2,190,059
AZZ, Inc.	19,804	909,994
Encore Wire Corp.	18,989	1,089,969
Powell Industries, Inc.	1,295	63,442
Preformed Line Products Co.	4,996	301,509
Sunrun, Inc.*(a)	40,794	563,365
Thermon Group Holdings, Inc.*	14,674	393,263
TPI Composites, Inc.*(a)	4,693	86,867
Vicor Corp.*(a)	7,497	350,260
Vivint Solar, Inc.*(a)	131,974	958,131

Total Electrical Equipment		7,171,960

Electronic Equipment, Instruments & Components - 2.2%
Badger Meter, Inc.	10,698	694,621
Bel Fuse, Inc. Class B	6,745	138,272
Benchmark Electronics, Inc.	23,448	805,673
CTS Corp.	28,433	853,274
ePlus, Inc.*	11,534	972,201
KEMET Corp.	83,484	2,258,242
Kimball Electronics, Inc.*	29,519	518,058
Knowles Corp.*	44,419	939,462
Luna Innovations, Inc.*	4,237	30,888
Methode Electronics, Inc.	39,002	1,534,729
MTS Systems Corp.	15,701	754,119
Napco Security Technologies, Inc.*	7,676	225,598
nLight, Inc.*(a)	516	10,464
OSI Systems, Inc.*	11,355	1,143,903
PC Connection, Inc.	25,779	1,280,185
Plexus Corp.*	23,536	1,810,860
Sanmina Corp.*	81,261	2,782,377
ScanSource, Inc.*	27,443	1,014,019
TTM Technologies, Inc.*	34,162	514,138
Vishay Precision Group, Inc.*	10,168	345,712

Total Electronic Equipment, Instruments & Components		18,626,795

Energy Equipment & Services - 1.8%
Apergy Corp.*(a)	44,384	1,499,291
Archrock, Inc.	155,973	1,565,969
Cactus, Inc. Class A	35,124	1,205,456
DMC Global, Inc.	17,172	771,710
Dril-Quip, Inc.*	1,436	67,363
FTS International, Inc.*(a)	395,309	411,121
Helix Energy Solutions Group, Inc.*	69,125	665,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2019

Investments	Shares	Value
Liberty Oilfield Services, Inc. Class A	115,033	$1,279,167
Matrix Service Co.*	24,186	553,376
Newpark Resources, Inc.*	47,431	297,392
ProPetro Holding Corp.*	426,293	4,795,796
RPC, Inc.(a)	16,622	87,099
SEACOR Holdings, Inc.*	6,267	270,421
Select Energy Services, Inc. Class A*	58,620	543,994
Solaris Oilfield Infrastructure, Inc. Class A(a)	62,067	868,938

Total Energy Equipment & Services		14,882,767

Entertainment - 0.2%
Marcus Corp. (The)	20,202	641,817
Reading International, Inc. Class A*	1,062	11,884
Sciplay Corp. Class A*(a)	59,540	731,747

Total Entertainment		1,385,448

Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexander & Baldwin, Inc.	91,897	1,926,161
Alexander’s, Inc.	2,948	973,872
Armada Hoffler Properties, Inc.	16,948	310,996
CareTrust REIT, Inc.	31,890	657,891
CBL & Associates Properties, Inc.(a)	532,634	559,266
Chatham Lodging Trust	18,255	334,797
Community Healthcare Trust, Inc.	2,860	122,580
CoreCivic, Inc.	201,071	3,494,614
CorEnergy Infrastructure Trust, Inc.	5,651	252,656
Easterly Government Properties, Inc.	3,305	78,428
Essential Properties Realty Trust, Inc.	18,006	446,729
Farmland Partners, Inc.(a)	5,523	37,446
Four Corners Property Trust, Inc.	43,262	1,219,556
GEO Group, Inc. (The)	185,482	3,080,856
Getty Realty Corp.	19,592	643,989
Industrial Logistics Properties Trust	48,477	1,086,854
Innovative Industrial Properties, Inc.	2,258	171,314
Jernigan Capital, Inc.	55,755	1,067,151
Kite Realty Group Trust	10,173	198,679
LTC Properties, Inc.	26,324	1,178,525
Monmouth Real Estate Investment Corp.	22,801	330,158
One Liberty Properties, Inc.	7,194	195,605
Retail Opportunity Investments Corp.	91,757	1,620,429
Retail Value, Inc.	39,318	1,446,902
RPT Realty	7,236	108,829
Safehold, Inc.	7,750	312,325
Saul Centers, Inc.	12,568	663,339
Senior Housing Properties Trust	162,990	1,375,636
Summit Hotel Properties, Inc.	28,478	351,418
Tanger Factory Outlet Centers, Inc.(a)	87,513	1,289,066
Universal Health Realty Income Trust	3,129	367,219
Urstadt Biddle Properties, Inc. Class A	15,259	379,034
Whitestone REIT	20,247	275,764

Total Equity Real Estate Investment Trusts (REITs)		26,558,084

Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	15,281	386,304
Chefs’ Warehouse, Inc. (The)*	9,799	373,440
Ingles Markets, Inc. Class A	23,126	1,098,716
Natural Grocers by Vitamin Cottage, Inc.	16,346	161,335
SpartanNash Co.	32,069	456,662
Village Super Market, Inc. Class A	16,690	387,208
Weis Markets, Inc.	23,842	965,363

Total Food & Staples Retailing		3,829,028

Food Products - 0.5%
B&G Foods, Inc.(a)	57,230	1,026,134
Calavo Growers, Inc.	6,613	599,072
Hostess Brands, Inc.*	64,382	936,114
John B. Sanfilippo & Son, Inc.	8,123	741,467
Tootsie Roll Industries, Inc.(a)	27,286	931,544

Total Food Products		4,234,331

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	9,697	929,264
Northwest Natural Holding Co.	15,777	1,163,238

Total Gas Utilities		2,092,502

Health Care Equipment & Supplies - 0.6%
Atrion Corp.	738	554,607
BioLife Solutions, Inc.*	11,328	183,287
CryoLife, Inc.*(a)	1,561	42,288
FONAR Corp.*	12,847	252,957
Heska Corp.*	708	67,926
Inogen, Inc.*	7,161	489,311
IntriCon Corp.*	1,251	22,518
iRadimed Corp.*(a)	5,180	121,108
Lantheus Holdings, Inc.*	26,655	546,694
LeMaitre Vascular, Inc.	9,135	328,403
Meridian Bioscience, Inc.	45,910	448,541
Merit Medical Systems, Inc.*	12,282	383,444
Mesa Laboratories, Inc.	796	198,522
Natus Medical, Inc.*	7,181	236,901
OraSure Technologies, Inc.*	13,699	110,003
Orthofix Medical, Inc.*	5,244	242,168
STAAR Surgical Co.*(a)	3,987	140,223
Surmodics, Inc.*	499	20,674
Tactile Systems Technology, Inc.*	1,669	112,674
Utah Medical Products, Inc.	2,529	272,879
Varex Imaging Corp.*	6,480	193,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2019

Investments	Shares	Value
Zynex, Inc.*(a)	13,652	$107,441

Total Health Care Equipment & Supplies		5,075,738

Health Care Providers & Services - 1.2%
Addus HomeCare Corp.*	3,747	364,283
Apollo Medical Holdings, Inc.*(a)	3,020	55,598
BioTelemetry, Inc.*(a)	20,714	959,058
CorVel Corp.*	9,149	799,257
Hanger, Inc.*(a)	9,613	265,415
Joint Corp. (The)*	1,553	25,065
Magellan Health, Inc.*	1,137	88,970
MEDNAX, Inc.*	126,762	3,522,716
National Research Corp.	8,137	536,554
Patterson Cos., Inc.	76,901	1,574,933
PetIQ, Inc.*(a)	797	19,965
Providence Service Corp. (The)*	5,124	303,238
RadNet, Inc.*(a)	6,045	122,714
Tivity Health, Inc.*(a)	52,846	1,075,152
U.S. Physical Therapy, Inc.	4,652	531,956

Total Health Care Providers & Services		10,244,874

Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	30,146	295,883
Change Healthcare, Inc.*	375,080	6,147,561
Computer Programs & Systems, Inc.	8,746	230,894
HealthStream, Inc.*	5,745	156,264
NextGen Healthcare, Inc.*	15,174	243,846
Simulations Plus, Inc.	2,979	86,600

Total Health Care Technology		7,161,048

Hotels, Restaurants & Leisure - 2.6%
BBX Capital Corp.	79,639	379,878
Biglari Holdings, Inc. Class B*	10,546	1,206,673
BJ’s Restaurants, Inc.	18,779	712,851
Bloomin’ Brands, Inc.	91,723	2,024,327
Bluegreen Vacations Corp.(a)	66,289	685,428
Brinker International, Inc.	46,700	1,961,400
Century Casinos, Inc.*	3,291	26,065
Cheesecake Factory, Inc. (The)(a)	36,558	1,420,644
Chuy’s Holdings, Inc.*	6,931	179,651
Dave & Buster’s Entertainment, Inc.	45,590	1,831,350
Del Taco Restaurants, Inc.*	35,239	278,564
Denny’s Corp.*	85,695	1,703,617
Dine Brands Global, Inc.(a)	22,658	1,892,396
El Pollo Loco Holdings, Inc.*(a)	26,061	394,564
Everi Holdings, Inc.*	11,559	155,237
Fiesta Restaurant Group, Inc.*	12,953	128,105
Habit Restaurants, Inc. (The) Class A*	8,262	86,173
J Alexander’s Holdings, Inc.*	18,708	178,848
Jack in the Box, Inc.	19,792	1,544,370
Lindblad Expeditions Holdings, Inc.*	12,632	206,533
Monarch Casino & Resort, Inc.*	10,791	523,903
Nathan’s Famous, Inc.	4,812	341,075
Noodles & Co.*(a)	9,339	51,738
RCI Hospitality Holdings, Inc.	21,424	439,192
Red Rock Resorts, Inc. Class A	51,395	1,230,910
Ruth’s Hospitality Group, Inc.	28,036	610,204
Shake Shack, Inc. Class A*(a)	4,959	295,408
Target Hospitality Corp.*(a)	23,722	118,610
Twin River Worldwide Holdings, Inc.(a)	42,223	1,083,020

Total Hotels, Restaurants & Leisure		21,690,734

Household Durables - 2.7%
Bassett Furniture Industries, Inc.	4,778	79,697
Beazer Homes USA, Inc.*	42,919	606,446
Cavco Industries, Inc.*	5,596	1,093,347
Century Communities, Inc.*	49,475	1,353,141
Ethan Allen Interiors, Inc.	30,398	579,386
Green Brick Partners, Inc.*	78,825	904,911
Hamilton Beach Brands Holding Co. Class A	10,729	204,924
Hooker Furniture Corp.	16,115	413,994
Hovnanian Enterprises, Inc. Class A*(a)	6,581	137,346
Installed Building Products, Inc.*	15,463	1,064,937
iRobot Corp.*(a)	27,534	1,394,046
La-Z-Boy, Inc.	48,835	1,537,326
Legacy Housing Corp.*(a)	25,523	424,703
LGI Homes, Inc.*(a)	33,196	2,345,297
M/I Homes, Inc.*	46,795	1,841,383
Skyline Champion Corp.*	26,182	829,969
Sonos, Inc.*	9,551	149,187
TRI Pointe Group, Inc.*(a)	200,244	3,119,802
Tupperware Brands Corp.	288,580	2,476,016
Turtle Beach Corp.*(a)	39,568	373,918
Universal Electronics, Inc.*	1,419	74,157
William Lyon Homes Class A*	46,679	932,646
ZAGG, Inc.*(a)	10,304	83,565

Total Household Durables		22,020,144

Household Products - 0.2%
Central Garden and Pet Co. Class A*	54,421	1,597,801

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	16,373	564,214

Insurance - 2.2%
AMERISAFE, Inc.	16,559	1,093,391
Crawford & Co. Class A	65,838	755,162
eHealth, Inc.*	2,833	272,195
Employers Holdings, Inc.	45,266	1,889,855
FBL Financial Group, Inc. Class A	23,738	1,398,880
Genworth Financial, Inc. Class A*	534,992	2,353,965
Goosehead Insurance, Inc. Class A	1,350	57,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2019

Investments	Shares	Value
Hallmark Financial Services, Inc.*	17,128	$300,939
HCI Group, Inc.(a)	3,196	145,897
Health Insurance Innovations, Inc. Class A*(a)	9,882	190,624
Heritage Insurance Holdings, Inc.	23,488	311,216
Horace Mann Educators Corp.	51,219	2,236,221
Investors Title Co.	2,009	319,833
Kinsale Capital Group, Inc.(a)	7,104	722,193
National Western Life Group, Inc. Class A	6,358	1,849,415
Palomar Holdings, Inc.*(a)	5,366	270,929
ProAssurance Corp.	8,769	316,912
Safety Insurance Group, Inc.	13,218	1,223,061
State Auto Financial Corp.	2,532	78,543
Stewart Information Services Corp.	33,978	1,385,963
United Fire Group, Inc.	1,692	73,991
Universal Insurance Holdings, Inc.	42,008	1,175,804

Total Insurance		18,422,229

Interactive Media & Services - 0.2%
ANGI Homeservices, Inc. Class A*	84,906	719,154
Cars.com, Inc.*	3,222	39,373
DHI Group, Inc.*	70,039	210,817
Liberty TripAdvisor Holdings, Inc. Class A*	21,581	158,620
Meet Group, Inc. (The)*	33,182	166,242
QuinStreet, Inc.*(a)	14,088	215,687
Travelzoo*	9,201	98,451

Total Interactive Media & Services		1,608,344

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc. Class A*(a)	41,288	598,676
Duluth Holdings, Inc. Class B*(a)	11,400	120,042
Groupon, Inc.*(a)	170,550	407,615
Lands’ End, Inc.*	9,770	164,136
PetMed Express, Inc.(a)	17,254	405,814
Revolve Group, Inc.*	28,029	514,613
Shutterstock, Inc.*	10,480	449,382
Stamps.com, Inc.*	16,927	1,413,743
Stitch Fix, Inc. Class A*(a)	13,870	355,904

Total Internet & Direct Marketing Retail		4,429,925

IT Services - 1.4%
Cass Information Systems, Inc.	8,884	512,962
CSG Systems International, Inc.	24,375	1,262,138
Evo Payments, Inc. Class A*	17,644	465,978
GreenSky, Inc. Class A*(a)	65,206	580,333
Hackett Group, Inc. (The)	27,404	442,301
International Money Express, Inc.*(a)	23,406	281,808
ManTech International Corp. Class A	18,410	1,470,591
NIC, Inc.	36,734	821,005
Paysign, Inc.*(a)	7,541	76,541
Perficient, Inc.*(a)	12,357	569,287
Switch, Inc. Class A(a)	22,909	339,511
Sykes Enterprises, Inc.*	29,590	1,094,534
TTEC Holdings, Inc.	32,296	1,279,568
Unisys Corp.*	173,516	2,057,900
Virtusa Corp.*	16,170	732,986

Total IT Services		11,987,443

Leisure Products - 0.9%
Acushnet Holdings Corp.	64,079	2,082,567
American Outdoor Brands Corp.*	28,981	268,944
Callaway Golf Co.	60,129	1,274,735
Clarus Corp.	12,128	164,456
Johnson Outdoors, Inc. Class A	9,973	764,929
Malibu Boats, Inc. Class A*	28,844	1,181,162
Marine Products Corp.	28,603	411,883
MasterCraft Boat Holdings, Inc.*	48,431	762,788
Sturm Ruger & Co., Inc.	11,766	553,355

Total Leisure Products		7,464,819

Machinery - 4.3%
Actuant Corp. Class A	29,093	757,291
Alamo Group, Inc.	9,443	1,185,569
Altra Industrial Motion Corp.	46,736	1,692,311
Astec Industries, Inc.	3,329	139,818
Blue Bird Corp.*	21,715	497,708
Chart Industries, Inc.*	12,483	842,478
Columbus McKinnon Corp.	26,419	1,057,553
Commercial Vehicle Group, Inc.*	84,761	538,232
Douglas Dynamics, Inc.	15,650	860,750
Energy Recovery, Inc.*(a)	24,417	239,042
EnPro Industries, Inc.	15,752	1,053,494
Evoqua Water Technologies Corp.*	26,641	504,847
Federal Signal Corp.	54,368	1,753,368
Gorman-Rupp Co. (The)	14,757	553,388
Graham Corp.	2,013	44,044
Greenbrier Cos., Inc. (The)	44,584	1,445,859
Helios Technologies, Inc.	21,849	1,010,079
Hurco Cos., Inc.	9,536	365,801
Hyster-Yale Materials Handling, Inc.	7,732	455,879
Kadant, Inc.	8,963	944,162
L.B. Foster Co. Class A*	16,064	311,320
Lindsay Corp.	2,754	264,357
Lydall, Inc.*	18,596	381,590
Manitowoc Co., Inc. (The)*	57,798	1,011,465
Meritor, Inc.*	140,855	3,688,992
Miller Industries, Inc.	16,534	613,907
Mueller Industries, Inc.	47,922	1,521,524
Mueller Water Products, Inc. Class A	121,729	1,458,313
Omega Flex, Inc.	2,987	320,475
Park-Ohio Holdings Corp.	18,458	621,112
REV Group, Inc.	10,670	130,494
Spartan Motors, Inc.	16,098	291,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2019

Investments	Shares	Value
SPX Corp.*	23,120	$1,176,346
SPX FLOW, Inc.*	8,205	400,978
Standex International Corp.	10,352	821,431
Tennant Co.	7,938	618,529
Terex Corp.	116,690	3,475,028
TriMas Corp.*	37,708	1,184,408
Twin Disc, Inc.*	1,817	20,023
Wabash National Corp.	89,298	1,311,788

Total Machinery		35,564,805

Marine - 0.2%
Matson, Inc.	35,134	1,433,467

Media - 2.8%
AMC Networks, Inc. Class A*(a)	201,942	7,976,709
Cumulus Media, Inc. Class A*	95,841	1,683,926
Emerald Expositions Events, Inc.	49,346	520,600
Entercom Communications Corp. Class A	467,685	2,170,058
Entravision Communications Corp. Class A	78,605	205,945
EW Scripps Co. (The) Class A	55,556	872,785
Gray Television, Inc.*	81,305	1,743,179
Loral Space & Communications, Inc.*	21,267	687,350
Meredith Corp.	63,139	2,050,123
MSG Networks, Inc. Class A*	176,302	3,067,655
National CineMedia, Inc.	62,772	457,608
Scholastic Corp.	12,286	472,397
TechTarget, Inc.*	12,289	320,743
Tribune Publishing Co.	6,275	82,579
WideOpenWest, Inc.*	121,433	901,033

Total Media		23,212,690

Metals & Mining - 3.7%
AK Steel Holding Corp.*(a)	552,300	1,817,067
Cleveland-Cliffs, Inc.	922,963	7,752,889
Compass Minerals International, Inc.	15,589	950,305
Haynes International, Inc.	4,645	166,198
Kaiser Aluminum Corp.	13,294	1,474,172
Materion Corp.	14,609	868,505
Mayville Engineering Co., Inc.*	31,876	298,997
Olympic Steel, Inc.	11,968	214,467
Ryerson Holding Corp.*	78,343	926,798
Schnitzer Steel Industries, Inc. Class A	43,630	945,898
SunCoke Energy, Inc.	98,109	611,219
United States Steel Corp.(a)	346,488	3,953,428
Universal Stainless & Alloy Products, Inc.*	6,911	102,974
Warrior Met Coal, Inc.(a)	383,275	8,098,601
Worthington Industries, Inc.	50,329	2,122,877

Total Metals & Mining		30,304,395

Multi-Utilities - 0.1%
Unitil Corp.	9,598	593,348

Multiline Retail - 0.5%
Big Lots, Inc.	73,576	2,113,103
Dillard’s, Inc. Class A	27,292	2,005,416

Total Multiline Retail		4,118,519

Oil, Gas & Consumable Fuels - 8.5%
Arch Coal, Inc. Class A(a)	71,544	5,132,567
Berry Petroleum Corp.	337,150	3,179,324
Bonanza Creek Energy, Inc.*	145,737	3,401,502
Brigham Minerals, Inc. Class A	4,553	97,616
Callon Petroleum Co.*(a)	715,038	3,453,634
Centennial Resource Development, Inc. Class A*(a)	300,024	1,386,111
Chesapeake Energy Corp.*(a)	2,628,267	2,169,897
CNX Resources Corp.*	506,697	4,484,268
Comstock Resources, Inc.*(a)	198,669	1,635,046
CONSOL Energy, Inc.*(a)	134,714	1,954,700
Earthstone Energy, Inc. Class A*(a)	112,420	711,619
EQT Corp.(a)	129,379	1,410,231
Falcon Minerals Corp.	122,338	863,706
Gulfport Energy Corp.*	1,110,485	3,375,874
Jagged Peak Energy, Inc.*(a)	193,635	1,643,961
Laredo Petroleum, Inc.*	777,763	2,232,180
Magnolia Oil & Gas Corp. Class A*(a)	101,483	1,276,656
Matador Resources Co.*	171,927	3,089,528
Montage Resources Corp.*(a)	128,005	1,016,360
NACCO Industries, Inc. Class A	13,524	633,329
Panhandle Oil and Gas, Inc. Class A	8,374	93,873
Par Pacific Holdings, Inc.*	13,010	302,352
PDC Energy, Inc.*(a)	247,616	6,480,111
Peabody Energy Corp.(a)	501,122	4,570,233
QEP Resources, Inc.	93,187	419,341
Range Resources Corp.(a)	1,305,687	6,332,582
SM Energy Co.	315,573	3,547,040
Talos Energy, Inc.*(a)	117,645	3,546,997
VAALCO Energy, Inc.*	159,786	354,725
W&T Offshore, Inc.*	381,964	2,123,720

Total Oil, Gas & Consumable Fuels		70,919,083

Paper & Forest Products - 0.9%
Boise Cascade Co.	14,384	525,448
Clearwater Paper Corp.*	5,343	114,127
Domtar Corp.	110,606	4,229,573
Neenah, Inc.	11,310	796,563
PH Glatfelter Co.	28,157	515,273
Schweitzer-Mauduit International, Inc.	24,614	1,033,542
Verso Corp. Class A*	35,281	636,116

Total Paper & Forest Products		7,850,642

Personal Products - 1.3%
Edgewell Personal Care Co.*	94,524	2,926,463
elf Beauty, Inc.*	12,605	203,319
Inter Parfums, Inc.	13,237	962,462
Lifevantage Corp.*	9,159	142,972
Medifast, Inc.	12,876	1,410,952
Nu Skin Enterprises, Inc. Class A	82,721	3,389,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2019

Investments	Shares	Value
USANA Health Sciences, Inc.*	22,202	$1,743,967

Total Personal Products		10,780,042

Pharmaceuticals - 1.8%
Amneal Pharmaceuticals, Inc.*	734,017	3,537,962
Amphastar Pharmaceuticals, Inc.*	7,134	137,615
ANI Pharmaceuticals, Inc.*	3,926	242,116
Corcept Therapeutics, Inc.*(a)	99,575	1,204,858
Harrow Health, Inc.*(a)	39,125	304,393
Innoviva, Inc.*	249,484	3,532,693
Lannett Co., Inc.*(a)	24,274	214,097
Pacira BioSciences, Inc.*(a)	5,848	264,914
Phibro Animal Health Corp. Class A	30,334	753,193
Prestige Consumer Healthcare, Inc.*	61,406	2,486,943
Supernus Pharmaceuticals, Inc.*	81,360	1,929,859

Total Pharmaceuticals		14,608,643

Professional Services - 1.4%
Barrett Business Services, Inc.	7,481	676,731
BG Staffing, Inc.	10,574	231,465
CBIZ, Inc.*	39,414	1,062,601
CRA International, Inc.	6,461	351,931
Forrester Research, Inc.	2,458	102,499
GP Strategies Corp.*	4,661	61,665
Heidrick & Struggles International, Inc.	25,732	836,290
Huron Consulting Group, Inc.*	7,570	520,210
ICF International, Inc.	12,046	1,103,655
Kelly Services, Inc. Class A	60,478	1,365,593
Kforce, Inc.	22,883	908,455
Korn Ferry	70,802	3,002,005
Mistras Group, Inc.*	13,529	193,059
Resources Connection, Inc.	30,444	497,151
TrueBlue, Inc.*	38,171	918,394
Willdan Group, Inc.*(a)	2,123	67,469

Total Professional Services		11,899,173

Real Estate Management & Development - 0.7%
Forestar Group, Inc.*	17,879	372,777
Marcus & Millichap, Inc.*(a)	36,298	1,352,100
Newmark Group, Inc. Class A	72,232	971,882
RE/MAX Holdings, Inc. Class A	13,071	503,103
Realogy Holdings Corp.(a)	104,663	1,013,138
RMR Group, Inc. (The) Class A	26,408	1,205,261
St. Joe Co. (The)*(a)	6,686	132,583

Total Real Estate Management & Development		5,550,844

Road & Rail - 1.5%
ArcBest Corp.	50,936	1,405,834
Avis Budget Group, Inc.*	131,207	4,230,114
Covenant Transportation Group, Inc. Class A*	26,110	337,472
Heartland Express, Inc.	41,914	882,290
Hertz Global Holdings, Inc.*	27,723	436,637
Marten Transport Ltd.	39,490	848,640
Schneider National, Inc. Class B	170,692	3,724,499
Universal Logistics Holdings, Inc.	33,321	631,766
US Xpress Enterprises, Inc. Class A*(a)	45,211	227,411

Total Road & Rail		12,724,663

Semiconductors & Semiconductor Equipment - 0.4%
ACM Research, Inc. Class A*(a)	12,507	230,754
Axcelis Technologies, Inc.*	14,295	344,438
Ceva, Inc.*	789	21,271
CyberOptics Corp.*	460	8,455
FormFactor, Inc.*	24,293	630,889
NVE Corp.	2,354	168,076
Onto Innovation, Inc.*	11,531	421,343
Photronics, Inc.*	19,168	302,088
Ultra Clean Holdings, Inc.*	19,711	462,617
Xperi Corp.	15,927	294,649

Total Semiconductors & Semiconductor Equipment		2,884,580

Software - 0.6%
Alarm.com Holdings, Inc.*	18,151	779,949
Altair Engineering, Inc. Class A*(a)	3,186	114,409
American Software, Inc. Class A	10,305	153,338
Appfolio, Inc. Class A*(a)	1,776	195,271
Bottomline Technologies DE, Inc.*	2,460	131,856
Ebix, Inc.(a)	58,718	1,961,768
eGain Corp.*	12,151	96,236
Ideanomics, Inc.*(a)	74,827	64,030
OneSpan, Inc.*	9,948	170,310
Progress Software Corp.	22,756	945,512
QAD, Inc. Class A	557	28,368
ShotSpotter, Inc.*(a)	1,176	29,988
Smith Micro Software, Inc.*	23,545	93,709
SPS Commerce, Inc.*	8,410	466,082

Total Software		5,230,826

Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	92,203	1,594,190
America’s Car-Mart, Inc.*	7,953	872,126
Asbury Automotive Group, Inc.*	23,879	2,669,433
At Home Group, Inc.*(a)	201,761	1,109,686
Bed Bath & Beyond, Inc.	15,403	266,472
Boot Barn Holdings, Inc.*	17,572	782,481
Buckle, Inc. (The)	51,747	1,399,239
Caleres, Inc.	50,158	1,191,252
Cato Corp. (The) Class A	28,619	497,971
Children’s Place, Inc. (The)(a)	18,944	1,184,379
Citi Trends, Inc.	11,892	274,943
Conn’s, Inc.*(a)	113,771	1,409,623
Container Store Group, Inc. (The)*(a)	79,175	334,119
Designer Brands, Inc. Class A	84,322	1,327,228
Express, Inc.*(a)	14,671	71,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2019

Investments	Shares	Value
GameStop Corp. Class A(a)	258,505	$1,571,710
Genesco, Inc.*	22,448	1,075,708
GNC Holdings, Inc. Class A*(a)	92,693	250,271
Group 1 Automotive, Inc.	25,717	2,571,700
Guess?, Inc.	60,273	1,348,910
Haverty Furniture Cos., Inc.	17,712	357,074
Hibbett Sports, Inc.*	17,436	488,905
MarineMax, Inc.*(a)	37,022	617,897
Michaels Cos., Inc. (The)*(a)	903,012	7,305,367
Office Depot, Inc.	1,192,659	3,267,886
Party City Holdco, Inc.*(a)	460,857	1,078,405
Rent-A-Center, Inc.	60,252	1,737,668
Sally Beauty Holdings, Inc.*	223,734	4,083,145
Shoe Carnival, Inc.	16,519	615,828
Sleep Number Corp.*	26,373	1,298,607
Sonic Automotive, Inc. Class A	60,172	1,865,332
Sportsman’s Warehouse Holdings, Inc.*	48,007	385,496
Tailored Brands, Inc.(a)	338,324	1,400,661
Tilly’s, Inc. Class A	27,638	338,566
Winmark Corp.	2,599	515,382
Zumiez, Inc.*(a)	25,645	885,778

Total Specialty Retail		48,044,886

Technology Hardware, Storage & Peripherals - 0.0%
AstroNova, Inc.	7,675	105,301

Textiles, Apparel & Luxury Goods - 1.7%
Culp, Inc.	7,271	99,031
Fossil Group, Inc.*	70,506	555,587
G-III Apparel Group Ltd.*	68,393	2,291,165
Kontoor Brands, Inc.	49,700	2,086,903
Levi Strauss & Co. Class A(a)	338,678	6,533,099
Movado Group, Inc.	34,444	748,813
Oxford Industries, Inc.	15,184	1,145,177
Rocky Brands, Inc.	9,158	269,520
Unifi, Inc.*	6,365	160,780
Vera Bradley, Inc.*	22,275	262,845

Total Textiles, Apparel & Luxury Goods		14,152,920

Thrifts & Mortgage Finance - 3.5%
Axos Financial, Inc.*	78,928	2,389,940
Bridgewater Bancshares, Inc.*	37,040	510,411
Capitol Federal Financial, Inc.	92,600	1,271,398
Columbia Financial, Inc.*	49,388	836,633
Entegra Financial Corp.*	6,524	196,764
Federal Agricultural Mortgage Corp. Class C	15,076	1,258,846
First Defiance Financial Corp.	23,366	735,795
Flagstar Bancorp, Inc.	81,172	3,104,829
FS Bancorp, Inc.	6,660	424,841
Hingham Institution for Savings	2,618	550,304
Home Bancorp, Inc.	10,351	405,656
HomeStreet, Inc.*	18,615	632,910
Kearny Financial Corp.	44,515	615,642
Luther Burbank Corp.	43,152	497,543
Merchants Bancorp	51,649	1,018,002
Meridian Bancorp, Inc.	43,582	875,562
Meta Financial Group, Inc.	43,305	1,581,066
Northfield Bancorp, Inc.	32,670	554,083
Northwest Bancshares, Inc.	101,337	1,685,234
OceanFirst Financial Corp.	63,547	1,622,990
PCSB Financial Corp.	6,493	131,483
Provident Financial Services, Inc.	72,847	1,795,678
Riverview Bancorp, Inc.	34,561	283,746
Southern Missouri Bancorp, Inc.	12,024	461,241
Sterling Bancorp, Inc.	126,703	1,026,294
Territorial Bancorp, Inc.	10,450	323,323
TrustCo Bank Corp.	92,989	806,215
United Community Financial Corp.	51,164	596,572
Walker & Dunlop, Inc.	39,826	2,575,946
Waterstone Financial, Inc.	25,037	476,454

Total Thrifts & Mortgage Finance		29,245,401

Tobacco - 0.4%
Turning Point Brands, Inc.	19,049	544,801
Universal Corp.	32,496	1,854,222
Vector Group Ltd.	93,653	1,254,014

Total Tobacco		3,653,037

Trading Companies & Distributors - 2.5%
Beacon Roofing Supply, Inc.*	58,703	1,877,322
BMC Stock Holdings, Inc.*	66,275	1,901,430
CAI International, Inc.*	28,464	824,887
DXP Enterprises, Inc.*(a)	18,397	732,385
Foundation Building Materials, Inc.*	25,556	494,509
GMS, Inc.*	41,325	1,119,081
H&E Equipment Services, Inc.	43,049	1,439,128
Herc Holdings, Inc.*	12,157	594,964
Kaman Corp.	13,617	897,633
MRC Global, Inc.*	49,685	677,703
NOW, Inc.*	96,596	1,085,739
Rush Enterprises, Inc. Class A	52,906	2,460,129
Systemax, Inc.	23,296	586,127
Titan Machinery, Inc.*	15,678	231,721
Transcat, Inc.*	5,256	167,456
WESCO International, Inc.*	79,086	4,696,917
Willis Lease Finance Corp.*	18,662	1,099,378

Total Trading Companies & Distributors		20,886,509

Water Utilities - 0.2%
Artesian Resources Corp. Class A	6,448	239,930
Middlesex Water Co.	6,173	392,418
Pure Cycle Corp.*	4,463	56,189
SJW Group	10,618	754,515
York Water Co. (The)	5,755	265,363

Total Water Utilities		1,708,415

Wireless Telecommunication Services - 0.4%
NII Holdings, Inc.*(a)	81,466	176,781
Shenandoah Telecommunications Co.	26,575	1,105,786
United States Cellular Corp.*	63,579	2,303,467

Total Wireless Telecommunication Services		3,586,034

TOTAL COMMON STOCKS (Cost: $766,321,491)		828,742,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2019

Investments	Shares	Value
RIGHTS - 0.0%

United States - 0.0%
A. Schulman, Inc. CVR*† (Cost: $6,075)	14,030	$6,075

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%

United States - 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(b) (Cost: $50,909,856)(c)	50,909,856	50,909,856

TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $817,237,422)		879,658,422
Other Assets less Liabilities - (6.0)%		(49,928,455)

NET ASSETS - 100.0%		$829,729,967

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $6,075, which represents less than 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(c)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $79,140,000 and the total market value of the collateral held by the Fund was $81,840,189. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $30,930,333.

CVR	-	Contingent Value Rights

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

Puerto Rico - 0.8%

Banks - 0.6%
First BanCorp	74,978	$794,017

IT Services - 0.2%
EVERTEC, Inc.	8,617	293,322

Total Puerto Rico		1,087,339

United States - 98.8%

Aerospace & Defense - 0.5%
Moog, Inc. Class A	5,045	430,490
National Presto Industries, Inc.(a)	1,078	95,284
Park Aerospace Corp.	6,132	99,768

Total Aerospace & Defense		625,542

Air Freight & Logistics - 0.2%
Forward Air Corp.	3,843	268,818

Airlines - 1.0%
Allegiant Travel Co.	3,669	638,553
Hawaiian Holdings, Inc.	9,969	291,992
SkyWest, Inc.	5,109	330,194

Total Airlines		1,260,739

Auto Components - 2.4%
Cooper Tire & Rubber Co.	13,056	375,360
Dana, Inc.	58,433	1,063,481
LCI Industries	11,818	1,266,062
Standard Motor Products, Inc.	7,111	378,447

Total Auto Components		3,083,350

Automobiles - 0.2%
Winnebago Industries, Inc.	5,955	315,496

Banks - 4.9%
Eagle Bancorp, Inc.	11,831	575,341
Enterprise Financial Services Corp.	7,132	343,834
FB Financial Corp.	4,820	190,824
First Interstate BancSystem, Inc. Class A	23,709	993,881
Home BancShares, Inc.	83,216	1,636,026
Lakeland Financial Corp.	11,647	569,887
Live Oak Bancshares, Inc.	4,779	90,849
Parke Bancorp, Inc.	3,123	79,293
Plumas Bancorp	1,368	36,088
Preferred Bank	5,953	357,716
ServisFirst Bancshares, Inc.	18,384	692,709
Stock Yards Bancorp, Inc.	10,779	442,586
Unity Bancorp, Inc.	2,768	62,474
West Bancorporation, Inc.	7,906	202,631

Total Banks		6,274,139

Beverages - 0.2%
Coca-Cola Consolidated, Inc.	522	148,274
MGP Ingredients, Inc.(a)	2,670	129,362

Total Beverages		277,636

Building Products - 0.9%
AAON, Inc.	4,833	238,798
Apogee Enterprises, Inc.	6,152	199,940
CSW Industrials, Inc.	1,291	99,407
Griffon Corp.	10,216	207,691
Insteel Industries, Inc.	836	17,966
Quanex Building Products Corp.	6,770	115,632
Universal Forest Products, Inc.	7,124	339,815

Total Building Products		1,219,249

Capital Markets - 6.1%
BrightSphere Investment Group	62,398	637,708
Cohen & Steers, Inc.	19,147	1,201,666
Diamond Hill Investment Group, Inc.	3,606	506,499
Greenhill & Co., Inc.	4,318	73,751
Houlihan Lokey, Inc.	19,830	969,092
Moelis & Co. Class A	58,522	1,868,022
Pzena Investment Management, Inc. Class A	4,432	38,204
Silvercrest Asset Management Group, Inc. Class A	5,547	69,781
Victory Capital Holdings, Inc. Class A	2,316	48,567
Virtu Financial, Inc. Class A	128,357	2,052,428
Virtus Investment Partners, Inc.	2,952	359,317

Total Capital Markets		7,825,035

Chemicals - 10.1%
Cabot Corp.	30,805	1,463,854
Chase Corp.	1,275	151,062
Chemours Co. (The)	164,980	2,984,488
FutureFuel Corp.	16,792	208,053
H.B. Fuller Co.(a)	11,564	596,356
Innospec, Inc.	4,845	501,167
Kronos Worldwide, Inc.(a)	75,460	1,011,164
Minerals Technologies, Inc.	2,057	118,545
Olin Corp.	137,637	2,374,238
PolyOne Corp.	36,778	1,353,063
Quaker Chemical Corp.	3,164	520,541
Sensient Technologies Corp.	19,038	1,258,221
Stepan Co.	4,773	488,946

Total Chemicals		13,029,698

Commercial Services & Supplies - 7.5%
ABM Industries, Inc.	17,365	654,834
ACCO Brands Corp.	37,505	351,047
Brady Corp. Class A	10,659	610,334
Deluxe Corp.	13,962	696,983
Ennis, Inc.	16,314	353,198
Healthcare Services Group, Inc.	33,047	803,703
Herman Miller, Inc.	14,964	623,251
HNI Corp.	18,469	691,849
Interface, Inc.	11,372	188,661
KAR Auction Services, Inc.(a)	62,012	1,351,241
Kimball International, Inc. Class B	9,445	195,228
Knoll, Inc.	17,749	448,340
McGrath RentCorp	6,918	529,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2019

Investments	Shares	Value
Mobile Mini, Inc.	17,966	$681,091
Steelcase, Inc. Class A	38,141	780,365
U.S. Ecology, Inc.	5,080	294,183
UniFirst Corp.	945	190,871
Viad Corp.	1,863	125,753
VSE Corp.	1,125	42,795

Total Commercial Services & Supplies		9,613,231

Communications Equipment - 0.6%

InterDigital, Inc.	14,951	814,680

Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	4,314	215,053
Primoris Services Corp.	6,957	154,724
Valmont Industries, Inc.	3,103	464,767

Total Construction & Engineering		834,544

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	695	62,759

Consumer Finance - 2.0%
Navient Corp.	184,732	2,527,134

Containers & Packaging - 1.2%
Greif, Inc. Class A	19,426	858,629
O-I Glass, Inc.	52,144	622,078

Total Containers & Packaging		1,480,707

Distributors - 0.1%
Weyco Group, Inc.	3,592	95,008

Diversified Consumer Services - 1.3%
Carriage Services, Inc.	3,945	100,992
Collectors Universe, Inc.	4,411	101,674
Graham Holdings Co. Class B	689	440,264
Strategic Education, Inc.	6,546	1,040,159

Total Diversified Consumer Services		1,683,089

Diversified Financial Services - 0.1%
Marlin Business Services Corp.	4,628	101,723

Electric Utilities - 2.4%
El Paso Electric Co.	17,091	1,160,308
MGE Energy, Inc.	11,662	919,199
Otter Tail Corp.	20,368	1,044,675

Total Electric Utilities		3,124,182

Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	415	20,128
AZZ, Inc.	5,176	237,837
Encore Wire Corp.	616	35,358
EnerSys	5,349	400,266

Total Electrical Equipment		693,589

Electronic Equipment, Instruments & Components - 1.6%
Badger Meter, Inc.	5,631	365,621
Benchmark Electronics, Inc.	11,345	389,814
CTS Corp.	3,392	101,794
KEMET Corp.	8,534	230,845
Methode Electronics, Inc.	7,854	309,055
MTS Systems Corp.	9,014	432,942
PC Connection, Inc.	3,426	170,135

Total Electronic Equipment, Instruments & Components		2,000,206

Energy Equipment & Services - 0.2%
Solaris Oilfield Infrastructure, Inc. Class A	18,949	265,286

Entertainment - 0.5%
Marcus Corp. (The)	8,506	270,236
World Wrestling Entertainment, Inc. Class A(a)	6,580	426,844

Total Entertainment		697,080

Equity Real Estate Investment Trusts (REITs) - 2.4%
CoreCivic, Inc.	176,253	3,063,278

Food & Staples Retailing - 0.4%
Ingles Markets, Inc. Class A	4,137	196,549
PriceSmart, Inc.	5,316	377,542

Total Food & Staples Retailing		574,091

Food Products - 0.6%
Calavo Growers, Inc.	4,091	370,604
John B. Sanfilippo & Son, Inc.	1,191	108,714
Tootsie Roll Industries, Inc.	7,109	242,701

Total Food Products		722,019

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	5,208	499,083
RGC Resources, Inc.	2,187	62,504

Total Gas Utilities		561,587

Health Care Equipment & Supplies - 0.4%
Atrion Corp.	292	219,438
LeMaitre Vascular, Inc.	3,661	131,613
Mesa Laboratories, Inc.	157	39,156
Utah Medical Products, Inc.	837	90,312

Total Health Care Equipment & Supplies		480,519

Health Care Providers & Services - 2.1%
Ensign Group, Inc. (The)	4,104	186,198
National Research Corp.	5,779	381,067
Patterson Cos., Inc.	88,429	1,811,026
U.S. Physical Therapy, Inc.	2,362	270,095

Total Health Care Providers & Services		2,648,386

Health Care Technology - 0.1%
Simulations Plus, Inc.	2,717	78,983

Hotels, Restaurants & Leisure - 2.6%
BBX Capital Corp.	15,642	74,612
BJ’s Restaurants, Inc.	5,161	195,912
Bloomin’ Brands, Inc.	29,879	659,430
Cheesecake Factory, Inc. (The)(a)	29,765	1,156,668
Dave & Buster’s Entertainment, Inc.	9,278	372,697
Hyatt Hotels Corp. Class A	6,007	538,888
RCI Hospitality Holdings, Inc.	964	19,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2019

Investments	Shares	Value
Ruth’s Hospitality Group, Inc.	12,348	$268,754

Total Hotels, Restaurants & Leisure		3,286,723

Household Durables - 2.1%
Bassett Furniture Industries, Inc.	6,077	101,364
Hamilton Beach Brands Holding Co. Class A	3,037	58,007
Hooker Furniture Corp.	5,534	142,168
KB Home	16,471	564,461
La-Z-Boy, Inc.	15,181	477,898
MDC Holdings, Inc.	35,574	1,357,504

Total Household Durables		2,701,402

Household Products - 0.5%
WD-40 Co.	3,093	600,475

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	7,057	243,184

Insurance - 2.0%
AMERISAFE, Inc.	5,147	339,856
Crawford & Co. Class A	11,638	133,488
Employers Holdings, Inc.	11,835	494,111
Independence Holding Co.	2,011	84,623
Investors Title Co.	292	46,486
Kinsale Capital Group, Inc.(a)	1,459	148,322
Safety Insurance Group, Inc.	10,548	976,007
Universal Insurance Holdings, Inc.	14,211	397,766

Total Insurance		2,620,659

Internet & Direct Marketing Retail - 0.3%
PetMed Express, Inc.(a)	17,234	405,344

IT Services - 2.0%
Cass Information Systems, Inc.	4,855	280,328
CSG Systems International, Inc.	10,046	520,182
Hackett Group, Inc. (The)	12,539	202,379
ManTech International Corp. Class A	6,700	535,196
NIC, Inc.	18,760	419,286
TTEC Holdings, Inc.	15,089	597,826

Total IT Services		2,555,197

Leisure Products - 0.8%
Acushnet Holdings Corp.	24,088	782,860
Callaway Golf Co.	3,350	71,020
Johnson Outdoors, Inc. Class A	1,337	102,548
Sturm Ruger & Co., Inc.	2,784	130,931

Total Leisure Products		1,087,359

Machinery - 7.4%
Alamo Group, Inc.	762	95,669
Albany International Corp. Class A	3,841	291,609
Altra Industrial Motion Corp.	17,741	642,402
Barnes Group, Inc.	6,951	430,684
Columbus McKinnon Corp.	1,670	66,850
Douglas Dynamics, Inc.	6,571	361,405
Eastern Co. (The)	842	25,706
EnPro Industries, Inc.	4,467	298,753
ESCO Technologies, Inc.	1,443	133,478
Federal Signal Corp.	8,653	279,059
Franklin Electric Co., Inc.	6,817	390,750
Gorman-Rupp Co. (The)	5,768	216,300
Greenbrier Cos., Inc. (The)	14,660	475,424
Helios Technologies, Inc.	3,429	158,523
Hillenbrand, Inc.	25,849	861,030
Hyster-Yale Materials Handling, Inc.	3,331	196,396
Kadant, Inc.	1,448	152,532
Kennametal, Inc.	24,002	885,434
Miller Industries, Inc.	3,434	127,504
Mueller Industries, Inc.	9,399	298,418
Mueller Water Products, Inc. Class A	37,902	454,066
Omega Flex, Inc.	1,691	181,427
Park-Ohio Holdings Corp.	2,132	71,742
REV Group, Inc.	14,202	173,691
Spartan Motors, Inc.	1,967	35,563
Standex International Corp.	1,724	136,799
Tennant Co.	2,987	232,747
Trinity Industries, Inc.	55,705	1,233,866
Wabash National Corp.	14,383	211,286
Watts Water Technologies, Inc. Class A	3,389	338,087

Total Machinery		9,457,200

Marine - 0.5%
Matson, Inc.	14,235	580,788

Media - 3.1%
John Wiley & Sons, Inc. Class A	24,267	1,177,435
Meredith Corp.	48,750	1,582,913
Saga Communications, Inc. Class A	3,041	92,446
Sinclair Broadcast Group, Inc. Class A	32,188	1,073,148

Total Media		3,925,942

Metals & Mining - 3.0%
Carpenter Technology Corp.	13,423	668,197
Kaiser Aluminum Corp.	6,027	668,334
Materion Corp.	2,873	170,800
Schnitzer Steel Industries, Inc. Class A	17,084	370,381
SunCoke Energy, Inc.	68,932	429,446
United States Steel Corp.	45,936	524,130
Worthington Industries, Inc.	24,868	1,048,932

Total Metals & Mining		3,880,220

Multi-Utilities - 0.3%
Unitil Corp.	6,552	405,045

Oil, Gas & Consumable Fuels - 0.1%
NACCO Industries, Inc. Class A	1,803	84,435

Paper & Forest Products - 1.2%
Neenah, Inc.	7,916	557,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2019

Investments	Shares	Value
Schweitzer-Mauduit International, Inc.	22,515	$945,405

Total Paper & Forest Products		1,502,929

Personal Products - 1.5%
Inter Parfums, Inc.	10,530	765,636
Medifast, Inc.	10,741	1,176,999

Total Personal Products		1,942,635

Professional Services - 1.5%
Barrett Business Services, Inc.	1,466	132,614
BG Staffing, Inc.	7,530	164,832
CRA International, Inc.	2,006	109,267
ICF International, Inc.	1,734	158,869
Insperity, Inc.	7,773	668,789
Kelly Services, Inc. Class A	7,197	162,508
Kforce, Inc.	5,830	231,451
Korn Ferry	7,708	326,819

Total Professional Services		1,955,149

Real Estate Management & Development - 1.3%
Consolidated-Tomoka Land Co.	816	49,221
Newmark Group, Inc. Class A	87,429	1,176,357
RMR Group, Inc. (The) Class A	9,398	428,925

Total Real Estate Management & Development		1,654,503

Road & Rail - 2.1%
Heartland Express, Inc.	3,665	77,148
Marten Transport Ltd.	4,544	97,651
Ryder System, Inc.	31,247	1,697,025
Schneider National, Inc. Class B	14,603	318,637
Universal Logistics Holdings, Inc.	8,706	165,066
Werner Enterprises, Inc.	9,642	350,872

Total Road & Rail		2,706,399

Semiconductors & Semiconductor Equipment - 0.4%
Power Integrations, Inc.	4,557	450,733

Software - 0.1%
Ebix, Inc.	5,036	168,253
GlobalSCAPE, Inc.	1,324	13,015

Total Software		181,268

Specialty Retail - 7.5%
Abercrombie & Fitch Co. Class A	55,444	958,627
American Eagle Outfitters, Inc.	118,748	1,745,596
Buckle, Inc. (The)	42,517	1,149,660
Children’s Place, Inc. (The)(a)	11,949	747,051
Designer Brands, Inc. Class A	80,118	1,261,057
Dick’s Sporting Goods, Inc.	27,250	1,348,602
Group 1 Automotive, Inc.	3,898	389,800
Haverty Furniture Cos., Inc.	12,822	258,492
Monro, Inc.	6,767	529,179
Office Depot, Inc.	410,855	1,125,743
Shoe Carnival, Inc.	2,276	84,849

Total Specialty Retail		9,598,656

Textiles, Apparel & Luxury Goods - 0.5%
Culp, Inc.	6,834	93,079
Oxford Industries, Inc.	6,185	466,473
Superior Group of Cos., Inc.	5,815	78,735

Total Textiles, Apparel & Luxury Goods		638,287

Thrifts & Mortgage Finance - 1.9%
Federal Agricultural Mortgage Corp. Class C	5,708	476,618
Flagstar Bancorp, Inc.	4,099	156,787
FS Bancorp, Inc.	976	62,259
Hingham Institution for Savings	378	79,456
Merchants Bancorp	8,159	160,814
PennyMac Financial Services, Inc.	20,384	693,871
Sterling Bancorp, Inc.	5,472	44,323
Timberland Bancorp, Inc.	2,965	88,179
Walker & Dunlop, Inc.	10,500	679,140

Total Thrifts & Mortgage Finance		2,441,447

Trading Companies & Distributors - 2.3%
Applied Industrial Technologies, Inc.	9,968	664,766
GATX Corp.	10,504	870,257
H&E Equipment Services, Inc.	16,906	565,168
Kaman Corp.	4,708	310,351
Rush Enterprises, Inc. Class A	4,382	203,763
Rush Enterprises, Inc. Class B	1,510	69,007
Systemax, Inc.	9,458	237,963

Total Trading Companies & Distributors		2,921,275

Water Utilities - 2.1%
American States Water Co.	9,597	831,484
California Water Service Group	14,140	729,059
Middlesex Water Co.	5,109	324,779
SJW Group	8,944	635,561
York Water Co. (The)	4,040	186,284

Total Water Utilities		2,707,167

Total United States		126,836,204

TOTAL COMMON STOCKS (Cost: $116,273,532)		127,923,543

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

United States - 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(b) (Cost: $2,122,079)(c)	2,122,079	2,122,079

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $118,395,611)		130,045,622
Other Assets less Liabilities - (1.3)%		(1,671,241)

NET ASSETS - 100.0%		$128,374,381

(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(c)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,741,960 and the total market value of the collateral held by the Fund was $4,838,782. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,716,703.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%
United States - 99.7%

Aerospace & Defense - 2.4%
Arconic, Inc.	869	26,739
Boeing Co. (The)	18,276	5,953,590
BWX Technologies, Inc.(a)	1,995	123,850
General Dynamics Corp.	9,555	1,685,024
Hexcel Corp.	2,033	149,039
Huntington Ingalls Industries, Inc.	1,186	297,544
L3Harris Technologies, Inc.	4,771	944,038
Lockheed Martin Corp.	9,889	3,850,579
Northrop Grumman Corp.	3,681	1,266,153
Raytheon Co.	6,875	1,510,712
Spirit AeroSystems Holdings, Inc. Class A	1,242	90,517
United Technologies Corp.	24,093	3,608,168

Total Aerospace & Defense		19,505,953

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	5,503	430,335
Expeditors International of Washington, Inc.	3,931	306,697
FedEx Corp.	5,458	825,304
United Parcel Service, Inc. Class B	31,809	3,723,561

Total Air Freight & Logistics		5,285,897

Airlines - 0.3%
Alaska Air Group, Inc.	3,890	263,547
Allegiant Travel Co.	647	112,604
American Airlines Group, Inc.(a)	6,717	192,644
Delta Air Lines, Inc.	25,436	1,487,497
Southwest Airlines Co.	9,242	498,883

Total Airlines		2,555,175

Auto Components - 0.1%
BorgWarner, Inc.	5,036	218,462
Dana, Inc.	7,311	133,060
Gentex Corp.	7,332	212,481
Goodyear Tire & Rubber Co. (The)	12,988	202,028
Lear Corp.(a)	2,389	327,771

Total Auto Components		1,093,802

Automobiles - 0.9%
Ford Motor Co.	350,438	3,259,073
General Motors Co.	85,171	3,117,259
Harley-Davidson, Inc.	8,759	325,747
Thor Industries, Inc.	2,076	154,226

Total Automobiles		6,856,305

Banks - 9.2%
Associated Banc-Corp.	10,923	240,743
Bank of America Corp.	271,614	9,566,245
Bank of Hawaii Corp.	4,303	409,473
Bank OZK	8,456	257,950
BOK Financial Corp.	4,165	364,021
Cadence BanCorp	12,280	222,636
Cathay General Bancorp	10,256	390,241
CIT Group, Inc.	5,783	263,878
Citigroup, Inc.	83,499	6,670,735
Citizens Financial Group, Inc.	23,429	951,452
Comerica, Inc.	10,214	732,855
Commerce Bancshares, Inc.(a)	4,990	339,021
Cullen/Frost Bankers, Inc.	4,435	433,654
CVB Financial Corp.	5,553	119,834
East West Bancorp, Inc.	6,512	317,134
Fifth Third Bancorp	33,913	1,042,486
First Financial Bancorp	14,153	360,052
First Hawaiian, Inc.	9,366	270,209
First Horizon National Corp.	19,811	328,070
First Republic Bank	3,099	363,978
FNB Corp.	24,256	308,051
Glacier Bancorp, Inc.	3,842	176,694
Hancock Whitney Corp.	6,116	268,370
Home BancShares, Inc.	13,880	272,881
Huntington Bancshares, Inc.	68,603	1,034,533
Iberiabank Corp.	4,202	314,436
Investors Bancorp, Inc.	20,646	245,997
JPMorgan Chase & Co.	118,303	16,491,438
KeyCorp	55,758	1,128,542
M&T Bank Corp.	5,908	1,002,883
Old National Bancorp	22,128	404,721
PacWest Bancorp	12,671	484,919
People’s United Financial, Inc.	31,330	529,477
PNC Financial Services Group, Inc. (The)	19,253	3,073,356
Popular, Inc.	4,156	244,165
Prosperity Bancshares, Inc.	6,042	434,359
Regions Financial Corp.	53,974	926,194
Signature Bank	2,193	299,586
Synovus Financial Corp.	8,360	327,712
TCF Financial Corp.	7,832	366,538
Truist Financial Corp.	65,389	3,682,709
U.S. Bancorp	63,257	3,750,508
Umpqua Holdings Corp.	25,549	452,217
United Bankshares, Inc.	7,162	276,883
Valley National Bancorp	35,340	404,643
Webster Financial Corp.	7,428	396,358
Wells Fargo & Co.	230,256	12,387,773
Western Alliance Bancorp	4,072	232,104
Zions Bancorp N.A.	9,820	509,854

Total Banks		74,072,568

Beverages - 2.5%
Brown-Forman Corp. Class A	4,121	258,675
Brown-Forman Corp. Class B	3,907	264,113
Coca-Cola Co. (The)	177,375	9,817,706
Constellation Brands, Inc. Class A	3,530	669,818
Keurig Dr Pepper, Inc.	40,919	1,184,605
Molson Coors Brewing Co. Class B	11,444	616,832
PepsiCo, Inc.	54,848	7,496,076

Total Beverages		20,307,825

Biotechnology - 2.4%
AbbVie, Inc.	112,365	9,948,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2019

Investments	Shares	Value
Amgen, Inc.	20,934	$5,046,560
Gilead Sciences, Inc.	66,794	4,340,274

Total Biotechnology		19,335,631

Building Products - 0.1%
A.O. Smith Corp.	4,580	218,191
Fortune Brands Home & Security, Inc.	3,374	220,457
Lennox International, Inc.	758	184,929
Masco Corp.	4,591	220,322
Owens Corning	2,881	187,611

Total Building Products		1,031,510

Capital Markets - 3.4%
Affiliated Managers Group, Inc.	1,961	166,175
Ameriprise Financial, Inc.	4,647	774,097
Ares Management Corp. Class A	5,695	203,255
Artisan Partners Asset Management, Inc. Class A	9,263	299,380
Bank of New York Mellon Corp. (The)	33,613	1,691,742
BGC Partners, Inc. Class A	55,352	328,791
BlackRock, Inc.	5,930	2,981,011
Blackstone Group, Inc. (The) Class A	31,414	1,757,299
CBOE Global Markets, Inc.	1,811	217,320
Charles Schwab Corp. (The)	24,919	1,185,148
CME Group, Inc.	7,739	1,553,372
Cohen & Steers, Inc.	2,610	163,804
E*TRADE Financial Corp.	2,118	96,094
Eaton Vance Corp.	6,760	315,624
Evercore, Inc. Class A	1,345	100,552
FactSet Research Systems, Inc.	657	176,273
Federated Investors, Inc. Class B	6,781	220,993
Franklin Resources, Inc.	30,551	793,715
Goldman Sachs Group, Inc. (The)	9,871	2,269,639
Intercontinental Exchange, Inc.	10,149	939,290
KKR & Co., Inc. Class A	15,062	439,359
Legg Mason, Inc.	7,500	269,325
LPL Financial Holdings, Inc.	2,073	191,234
MarketAxess Holdings, Inc.	175	66,344
Moelis & Co. Class A	4,346	138,724
Moody’s Corp.	2,095	497,374
Morgan Stanley	64,502	3,297,342
MSCI, Inc.	1,078	278,318
Nasdaq, Inc.	4,906	525,433
Northern Trust Corp.	8,381	890,398
Raymond James Financial, Inc.	2,671	238,948
S&P Global, Inc.	2,988	815,873
SEI Investments Co.	2,914	190,809
State Street Corp.	14,023	1,109,219
T. Rowe Price Group, Inc.	8,085	985,076
TD Ameritrade Holding Corp.	15,178	754,347
Virtu Financial, Inc. Class A	7,371	117,862
Waddell & Reed Financial, Inc. Class A	8,749	146,283

Total Capital Markets		27,185,842

Chemicals - 1.7%
Air Products & Chemicals, Inc.	6,574	1,544,824
Albemarle Corp.	3,142	229,492
Cabot Corp.	3,983	189,272
Celanese Corp.	4,002	492,726
CF Industries Holdings, Inc.	7,692	367,216
Chemours Co. (The)	12,362	223,629
Corteva, Inc.	21,449	634,032
Dow, Inc.	54,738	2,995,811
DuPont de Nemours, Inc.	19,320	1,240,344
Eastman Chemical Co.	7,169	568,215
Ecolab, Inc.	4,071	785,662
FMC Corp.	3,496	348,971
Huntsman Corp.	9,749	235,536
International Flavors & Fragrances, Inc.	3,297	425,379
Kronos Worldwide, Inc.(a)	12,835	171,989
Mosaic Co. (The)	1,932	41,808
NewMarket Corp.	404	196,554
Olin Corp.	10,887	187,801
PolyOne Corp.	4,353	160,147
PPG Industries, Inc.	5,689	759,425
RPM International, Inc.	4,517	346,725
Scotts Miracle-Gro Co. (The)	2,451	260,247
Sherwin-Williams Co. (The)	1,100	641,894
Valvoline, Inc.	7,318	156,678
W.R. Grace & Co.	2,708	189,154
Westlake Chemical Corp.	2,944	206,522

Total Chemicals		13,600,053

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	3,426	129,194
ADT, Inc.(a)	12,619	100,069
Brink’s Co. (The)	552	50,055
Cintas Corp.	1,632	439,139
Covanta Holding Corp.	13,787	204,599
Deluxe Corp.	2,440	121,805
Healthcare Services Group, Inc.	5,644	137,262
Herman Miller, Inc.	3,110	129,532
HNI Corp.	3,759	140,812
KAR Auction Services, Inc.(a)	7,682	167,391
Knoll, Inc.	4,559	115,160
Mobile Mini, Inc.	3,864	146,484
MSA Safety, Inc.	1,338	169,070
Pitney Bowes, Inc.	17,483	70,456
Quad/Graphics, Inc.	23,458	109,549
Republic Services, Inc.	8,476	759,704
Rollins, Inc.	5,575	184,867
Steelcase, Inc. Class A	7,926	162,166
Waste Management, Inc.	10,767	1,227,007

Total Commercial Services & Supplies		4,564,321

Communications Equipment - 1.3%
Cisco Systems, Inc.	187,034	8,970,151
InterDigital, Inc.	2,569	139,985
Juniper Networks, Inc.	14,364	353,785
Motorola Solutions, Inc.	3,552	572,369
Plantronics, Inc.(a)	944	25,809
Ubiquiti, Inc.	433	81,828

Total Communications Equipment		10,143,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2019

Investments	Shares	Value
Construction & Engineering - 0.0%
Fluor Corp.	2,092	$39,497
Granite Construction, Inc.	2,326	64,360
Jacobs Engineering Group, Inc.	2,155	193,584

Total Construction & Engineering		297,441

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	811	226,788
Vulcan Materials Co.	1,955	281,501

Total Construction Materials		508,289

Consumer Finance - 0.7%
Ally Financial, Inc.	10,902	333,165
American Express Co.	16,425	2,044,748
Capital One Financial Corp.	10,503	1,080,864
Discover Financial Services	8,195	695,100
FirstCash, Inc.	1,782	143,683
Navient Corp.	11,009	150,603
OneMain Holdings, Inc.	4,378	184,533
Santander Consumer USA Holdings, Inc.	18,474	431,737
Synchrony Financial	22,189	799,026

Total Consumer Finance		5,863,459

Containers & Packaging - 0.4%
Avery Dennison Corp.	2,306	301,671
Ball Corp.	3,779	244,388
Graphic Packaging Holding Co.	7,310	121,712
Greif, Inc. Class A	3,196	141,263
International Paper Co.	22,448	1,033,730
O-I Glass, Inc.	1,965	23,443
Packaging Corp. of America	3,600	403,164
Sealed Air Corp.	4,069	162,068
Silgan Holdings, Inc.	4,805	149,339
Sonoco Products Co.	4,743	292,738
WestRock Co.	14,402	617,990

Total Containers & Packaging		3,491,506

Distributors - 0.1%
Genuine Parts Co.	6,459	686,139
Pool Corp.	789	167,568

Total Distributors		853,707

Diversified Consumer Services - 0.1%
H&R Block, Inc.	9,131	214,396
Service Corp. International	4,911	226,053
Strategic Education, Inc.	890	141,421

Total Diversified Consumer Services		581,870

Diversified Financial Services - 0.1%
Equitable Holdings, Inc.	19,263	477,337
Jefferies Financial Group, Inc.	13,624	291,145
Voya Financial, Inc.	3,318	202,332

Total Diversified Financial Services		970,814

Diversified Telecommunication Services - 4.6%
AT&T, Inc.	544,179	21,266,516
CenturyLink, Inc.	98,168	1,296,799
Cogent Communications Holdings, Inc.	2,784	183,215
Verizon Communications, Inc.	230,678	14,163,629

Total Diversified Telecommunication Services		36,910,159

Electric Utilities - 3.4%
ALLETE, Inc.	2,669	216,643
Alliant Energy Corp.	10,639	582,166
American Electric Power Co., Inc.	21,385	2,021,096
Avangrid, Inc.	17,226	881,282
Duke Energy Corp.	42,835	3,906,980
Edison International	16,554	1,248,337
Entergy Corp.	8,404	1,006,799
Evergy, Inc.	11,508	749,056
Eversource Energy	12,784	1,087,535
Exelon Corp.	43,114	1,965,567
FirstEnergy Corp.	22,102	1,074,157
Hawaiian Electric Industries, Inc.	5,621	263,400
IDACORP, Inc.	2,537	270,952
NextEra Energy, Inc.	14,726	3,566,048
OGE Energy Corp.	11,903	529,327
Pinnacle West Capital Corp.	6,685	601,182
Portland General Electric Co.	4,934	275,268
PPL Corp.	46,351	1,663,074
Southern Co. (The)	59,396	3,783,525
Xcel Energy, Inc.	20,614	1,308,783

Total Electric Utilities		27,001,177

Electrical Equipment - 0.4%
AMETEK, Inc.	2,244	223,816
Emerson Electric Co.	22,377	1,706,470
GrafTech International Ltd.	7,937	92,228
Hubbell, Inc.	2,216	327,569
Rockwell Automation, Inc.	3,101	628,480

Total Electrical Equipment		2,978,563

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	4,263	461,384
Avnet, Inc.	4,693	199,171
CDW Corp.	2,400	342,816
Cognex Corp.	1,082	60,635
Corning, Inc.	29,640	862,820
FLIR Systems, Inc.	3,085	160,636
Jabil, Inc.	2,546	105,226
National Instruments Corp.	6,246	264,456
SYNNEX Corp.	1,142	147,090
Vishay Intertechnology, Inc.	5,930	126,250

Total Electronic Equipment, Instruments & Components		2,730,484

Energy Equipment & Services - 0.3%
Archrock, Inc.	17,893	179,646
Baker Hughes Co.	29,830	764,543
Halliburton Co.	35,573	870,471
Helmerich & Payne, Inc.	10,347	470,064
National Oilwell Varco, Inc.	2,292	57,414
Patterson-UTI Energy, Inc.	7,050	74,025
U.S. Silica Holdings, Inc.	7,371	45,332

Total Energy Equipment & Services		2,461,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2019

Investments	Shares	Value
Entertainment - 0.6%
Activision Blizzard, Inc.	6,745	$400,788
AMC Entertainment Holdings, Inc. Class A(a)	16,088	116,477
Cinemark Holdings, Inc.(a)	8,186	277,096
Walt Disney Co. (The)	29,833	4,314,747

Total Entertainment		5,109,108

Equity Real Estate Investment Trusts (REITs) - 8.0%
Acadia Realty Trust	8,532	221,235
Agree Realty Corp.(a)	3,096	217,246
Alexander & Baldwin, Inc.	7,421	155,544
Alexandria Real Estate Equities, Inc.	3,996	645,674
American Campus Communities, Inc.	9,456	444,716
American Finance Trust, Inc.	17,105	226,812
American Tower Corp.	10,504	2,414,029
Americold Realty Trust	5,705	200,017
Apartment Investment & Management Co. Class A	6,666	344,299
Apple Hospitality REIT, Inc.	28,686	466,148
Ashford Hospitality Trust, Inc.	42,447	118,427
AvalonBay Communities, Inc.	5,905	1,238,278
Boston Properties, Inc.	5,640	777,530
Brandywine Realty Trust	17,829	280,807
Brixmor Property Group, Inc.	20,607	445,317
Brookfield Property REIT, Inc. Class A(a)	10,858	200,276
Camden Property Trust	4,381	464,824
CareTrust REIT, Inc.	9,554	197,099
Colony Capital, Inc.	58,578	278,246
Columbia Property Trust, Inc.	6,936	145,032
CoreCivic, Inc.	21,745	377,928
CorePoint Lodging, Inc.	12,032	128,502
CoreSite Realty Corp.	2,810	315,057
Corporate Office Properties Trust	8,897	261,394
Cousins Properties, Inc.	7,172	295,486
Crown Castle International Corp.	19,859	2,822,957
CubeSmart	13,651	429,733
CyrusOne, Inc.	5,027	328,917
DiamondRock Hospitality Co.	20,767	230,098
Digital Realty Trust, Inc.(a)	9,853	1,179,798
Douglas Emmett, Inc.	8,085	354,932
Duke Realty Corp.	14,266	494,602
Easterly Government Properties, Inc.	8,164	193,732
EastGroup Properties, Inc.	1,799	238,673
Empire State Realty Trust, Inc. Class A	11,393	159,046
EPR Properties	8,315	587,372
Equinix, Inc.	2,013	1,174,988
Equity LifeStyle Properties, Inc.	5,498	387,004
Equity Residential	14,207	1,149,630
Essential Properties Realty Trust, Inc.	7,169	177,863
Essex Property Trust, Inc.	2,531	761,477
Extra Space Storage, Inc.	6,666	704,063
Federal Realty Investment Trust	4,039	519,940
First Industrial Realty Trust, Inc.	5,098	211,618
Gaming and Leisure Properties, Inc.	20,839	897,119
GEO Group, Inc. (The)	21,034	349,375
Global Net Lease, Inc.	17,171	348,228
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,656	214,190
Healthcare Realty Trust, Inc.	9,271	309,373
Healthcare Trust of America, Inc. Class A	13,846	419,257
Healthpeak Properties, Inc. REIT	28,520	983,084
Hersha Hospitality Trust	9,851	143,332
Highwoods Properties, Inc.	7,625	372,939
Host Hotels & Resorts, Inc.	38,687	717,644
Hudson Pacific Properties, Inc.	8,185	308,165
Independence Realty Trust, Inc.	10,142	142,799
Innovative Industrial Properties, Inc.	1,773	134,518
Invitation Homes, Inc.	10,077	302,008
Iron Mountain, Inc.(a)	27,098	863,613
JBG SMITH Properties(a)	6,336	252,743
Kilroy Realty Corp.	4,424	371,174
Kimco Realty Corp.	29,623	613,492
Kite Realty Group Trust	12,367	241,528
Lamar Advertising Co. Class A	6,224	555,554
Lexington Realty Trust	20,826	221,172
Liberty Property Trust	5,860	351,893
Life Storage, Inc.	3,218	348,445
LTC Properties, Inc.	4,560	204,151
Macerich Co. (The)(a)	18,094	487,090
Mack-Cali Realty Corp.	4,728	109,359
Medical Properties Trust, Inc.	32,867	693,822
Mid-America Apartment Communities, Inc.	4,873	642,554
National Health Investors, Inc.	4,184	340,912
National Retail Properties, Inc.	10,726	575,128
New Senior Investment Group, Inc.	18,053	138,105
Office Properties Income Trust	6,756	217,138
Omega Healthcare Investors, Inc.	19,016	805,328
Outfront Media, Inc.	12,933	346,863
Paramount Group, Inc.	15,089	210,039
Park Hotels & Resorts, Inc.	22,095	571,598
Pebblebrook Hotel Trust	9,648	258,663
Pennsylvania Real Estate Investment Trust(a)	5,963	31,783
Physicians Realty Trust	13,870	262,698
Piedmont Office Realty Trust, Inc. Class A	9,688	215,461
PotlatchDeltic Corp.	5,369	232,317
Preferred Apartment Communities, Inc. Class A(a)	10,851	144,535
Prologis, Inc.	20,054	1,787,614
PS Business Parks, Inc.	1,400	230,818
Public Storage	9,456	2,013,750
QTS Realty Trust, Inc. Class A	4,244	230,322
Rayonier, Inc.	8,683	284,455
Realty Income Corp.	17,014	1,252,741
Regency Centers Corp.	9,541	601,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2019

Investments	Shares	Value
Retail Properties of America, Inc. Class A	20,524	$275,022
RLJ Lodging Trust	22,607	400,596
RPT Realty	12,155	182,811
Ryman Hospitality Properties, Inc.	3,938	341,267
Sabra Health Care REIT, Inc.	22,793	486,403
SBA Communications Corp.	428	103,144
Senior Housing Properties Trust	28,694	242,177
Service Properties Trust	24,485	595,720
Simon Property Group, Inc.	23,293	3,469,725
SITE Centers Corp.	19,073	267,403
SL Green Realty Corp.	4,223	388,009
Spirit Realty Capital, Inc.	7,912	389,112
STAG Industrial, Inc.	10,800	340,956
STORE Capital Corp.	12,699	472,911
Summit Hotel Properties, Inc.	15,314	188,975
Sun Communities, Inc.	2,997	449,850
Tanger Factory Outlet Centers, Inc.(a)	15,236	224,426
Taubman Centers, Inc.	6,359	197,701
UDR, Inc.	11,857	553,722
Uniti Group, Inc.	24,472	200,915
Urban Edge Properties	11,619	222,852
Ventas, Inc.	28,012	1,617,413
VEREIT, Inc.	73,467	678,835
VICI Properties, Inc.	28,189	720,229
Vornado Realty Trust	10,064	669,256
W.P. Carey, Inc.	12,053	964,722
Washington Prime Group, Inc.(a)	56,530	205,769
Weingarten Realty Investors	11,732	366,508
Welltower, Inc.	23,355	1,909,972
Weyerhaeuser Co.	43,953	1,327,381
Xenia Hotels & Resorts, Inc.	11,913	257,440

Total Equity Real Estate Investment Trusts (REITs)		64,028,419

Food & Staples Retailing - 1.8%
Andersons, Inc. (The)	4,571	115,555
Costco Wholesale Corp.	5,457	1,603,922
Kroger Co. (The)	25,581	741,593
SpartanNash Co.	8,685	123,674
Sysco Corp.	15,867	1,357,263
Walgreens Boots Alliance, Inc.	38,396	2,263,828
Walmart, Inc.	70,590	8,388,916

Total Food & Staples Retailing		14,594,751

Food Products - 1.9%
Archer-Daniels-Midland Co.	25,242	1,169,967
B&G Foods, Inc.(a)	13,210	236,855
Campbell Soup Co.	12,251	605,444
Conagra Brands, Inc.	19,111	654,361
Flowers Foods, Inc.	14,146	307,534
General Mills, Inc.	32,152	1,722,061
Hershey Co. (The)	4,719	693,599
Hormel Foods Corp.	16,987	766,284
Ingredion, Inc.	3,505	325,790
J.M. Smucker Co. (The)	5,728	596,457
Kellogg Co.	16,483	1,139,964
Kraft Heinz Co. (The)	84,987	2,730,632
Lamb Weston Holdings, Inc.	1,948	167,586
Lancaster Colony Corp.	1,177	188,438
McCormick & Co., Inc. Non-Voting Shares	2,988	507,153
Mondelez International, Inc. Class A	43,196	2,379,236
Tyson Foods, Inc. Class A	7,882	717,577

Total Food Products		14,908,938

Gas Utilities - 0.3%
Atmos Energy Corp.	4,325	483,794
National Fuel Gas Co.	6,288	292,643
New Jersey Resources Corp.	5,487	244,556
South Jersey Industries, Inc.	7,351	242,436
Southwest Gas Holdings, Inc.	3,196	242,800
Spire, Inc.	3,218	268,092
UGI Corp.	8,076	364,712

Total Gas Utilities		2,139,033

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	37,220	3,232,929
Baxter International, Inc.	7,485	625,896
Becton, Dickinson and Co.	4,446	1,209,179
Danaher Corp.	4,810	738,239
Dentsply Sirona, Inc.	2,755	155,905
Hill-Rom Holdings, Inc.	1,321	149,973
ResMed, Inc.	2,284	353,951
Stryker Corp.	6,198	1,301,208
Teleflex, Inc.	341	128,366
West Pharmaceutical Services, Inc.	887	133,343
Zimmer Biomet Holdings, Inc.	1,856	277,806

Total Health Care Equipment & Supplies		8,306,795

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	5,227	444,400
Anthem, Inc.	4,014	1,212,348
Cardinal Health, Inc.	13,433	679,441
CVS Health Corp.	48,704	3,618,220
Encompass Health Corp.	3,122	216,261
HCA Healthcare, Inc.	4,851	717,026
Humana, Inc.	1,105	405,005
McKesson Corp.	2,606	360,462
Patterson Cos., Inc.	9,678	198,206
Quest Diagnostics, Inc.	3,786	404,307
UnitedHealth Group, Inc.	20,649	6,070,393
Universal Health Services, Inc. Class B	653	93,679

Total Health Care Providers & Services		14,419,748

Health Care Technology - 0.0%
Cerner Corp.	4,783	351,024

Hotels, Restaurants & Leisure - 2.3%
Aramark	2,992	129,853
Bloomin’ Brands, Inc.	5,579	123,128
Brinker International, Inc.	3,783	158,886
Cheesecake Factory, Inc. (The)(a)	4,171	162,085
Choice Hotels International, Inc.	1,192	123,289
Cracker Barrel Old Country Store, Inc.	1,648	253,363
Darden Restaurants, Inc.	5,564	606,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2019

Investments	Shares	Value
Dave & Buster’s Entertainment, Inc.	2,627	$105,527
Dine Brands Global, Inc.(a)	1,694	141,483
Domino’s Pizza, Inc.	456	133,964
Dunkin’ Brands Group, Inc.	2,886	218,008
Hilton Worldwide Holdings, Inc.	1,826	202,522
Jack in the Box, Inc.	1,550	120,946
Las Vegas Sands Corp.	49,793	3,437,709
Marriott International, Inc. Class A	5,925	897,223
Marriott Vacations Worldwide Corp.	1,292	166,358
McDonald’s Corp.	26,594	5,255,240
MGM Resorts International	8,900	296,103
Six Flags Entertainment Corp.	8,263	372,744
Starbucks Corp.	30,984	2,724,113
Texas Roadhouse, Inc.	3,426	192,952
Vail Resorts, Inc.	1,840	441,287
Wendy’s Co. (The)	8,440	187,452
Wyndham Destinations, Inc.	3,898	201,488
Wyndham Hotels & Resorts, Inc.	3,668	230,387
Wynn Resorts Ltd.	4,260	591,586
Yum! Brands, Inc.	6,594	664,214

Total Hotels, Restaurants & Leisure		18,138,442

Household Durables - 0.2%
D.R. Horton, Inc.	6,699	353,372
Leggett & Platt, Inc.	6,354	322,974
MDC Holdings, Inc.	4,041	154,204
Newell Brands, Inc.	26,185	503,276
PulteGroup, Inc.	5,598	217,202
Whirlpool Corp.(a)	2,839	418,838

Total Household Durables		1,969,866

Household Products - 1.9%
Church & Dwight Co., Inc.	4,654	327,362
Clorox Co. (The)	4,814	739,142
Colgate-Palmolive Co.	29,325	2,018,733
Energizer Holdings, Inc.	2,065	103,704
Kimberly-Clark Corp.	13,758	1,892,413
Procter & Gamble Co. (The)	82,972	10,363,203
Spectrum Brands Holdings, Inc.	1,926	123,823

Total Household Products		15,568,380

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	21,016	418,218
Clearway Energy, Inc. Class A	6,324	120,915
Clearway Energy, Inc. Class C	8,231	164,209
Pattern Energy Group, Inc. Class A	8,812	235,765
TerraForm Power, Inc. Class A	15,451	237,791
Vistra Energy Corp.	11,603	266,753

Total Independent Power & Renewable Electricity Producers		1,443,651

Industrial Conglomerates - 1.2%
3M Co.	26,976	4,759,106
Carlisle Cos., Inc.	1,505	243,569
General Electric Co.	39,149	436,903
Honeywell International, Inc.	20,887	3,696,999
Roper Technologies, Inc.	967	342,540

Total Industrial Conglomerates		9,479,117

Insurance - 2.4%
Aflac, Inc.	22,366	1,183,161
Allstate Corp. (The)	8,988	1,010,701
American Financial Group, Inc.	2,774	304,169
American International Group, Inc.	32,448	1,665,556
Arthur J. Gallagher & Co.	5,582	531,574
Assurant, Inc.	1,959	256,786
Brown & Brown, Inc.	5,478	216,271
Cincinnati Financial Corp.	5,601	588,945
CNA Financial Corp.	13,909	623,262
CNO Financial Group, Inc.	9,371	169,896
Erie Indemnity Co. Class A	1,702	282,532
Fidelity National Financial, Inc.	12,408	562,703
First American Financial Corp.	5,538	322,976
Hartford Financial Services Group, Inc. (The)	11,215	681,536
Kemper Corp.	2,448	189,720
Lincoln National Corp.	9,006	531,444
Marsh & McLennan Cos., Inc.	12,349	1,375,802
Mercury General Corp.	5,625	274,106
MetLife, Inc.	47,687	2,430,606
Old Republic International Corp.	18,731	419,013
Principal Financial Group, Inc.	17,404	957,220
ProAssurance Corp.	4,466	161,401
Progressive Corp. (The)	5,685	411,537
Prudential Financial, Inc.	23,113	2,166,613
Reinsurance Group of America, Inc.	1,977	322,370
Travelers Cos., Inc. (The)	9,377	1,284,180
Unum Group	13,439	391,881

Total Insurance		19,315,961

Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	18,891	682,154
Expedia Group, Inc.	1,964	212,387
PetMed Express, Inc.(a)	4,740	111,485

Total Internet & Direct Marketing Retail		1,006,026

IT Services - 2.7%
Alliance Data Systems Corp.	1,017	114,107
Automatic Data Processing, Inc.	13,650	2,327,325
Booz Allen Hamilton Holding Corp.	3,163	224,984
Broadridge Financial Solutions, Inc.	3,138	387,669
Cognizant Technology Solutions Corp. Class A	10,162	630,247
DXC Technology Co.	6,995	262,942
Fidelity National Information Services, Inc.	8,612	1,197,843
Global Payments, Inc.	1,691	308,709
International Business Machines Corp.	59,778	8,012,643
Jack Henry & Associates, Inc.	1,717	250,115
KBR, Inc.	3,269	99,705
Leidos Holdings, Inc.	2,873	281,238
MasterCard, Inc. Class A	7,961	2,377,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2019

Investments	Shares	Value
MAXIMUS, Inc.	2,442	$181,660
Paychex, Inc.	15,273	1,299,121
Perspecta, Inc.	3,557	94,047
Sabre Corp.	10,399	233,354
Science Applications International Corp.	2,024	176,129
Visa, Inc. Class A	16,227	3,049,053
Western Union Co. (The)(a)	17,706	474,167

Total IT Services		21,982,133

Leisure Products - 0.1%
Brunswick Corp.	1,916	114,922
Escalade, Inc.	8,422	82,788
Hasbro, Inc.	5,249	554,347
Polaris, Inc.	2,292	233,096

Total Leisure Products		985,153

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	3,820	325,884
Thermo Fisher Scientific, Inc.	1,365	443,448

Total Life Sciences Tools & Services		769,332

Machinery - 1.7%
Allison Transmission Holdings, Inc.	3,410	164,771
Altra Industrial Motion Corp.	4,013	145,311
Caterpillar, Inc.	22,128	3,267,863
Crane Co.	1,986	171,551
Cummins, Inc.	6,309	1,129,059
Deere & Co.	8,343	1,445,508
Donaldson Co., Inc.	3,349	192,969
Dover Corp.	4,000	461,040
Flowserve Corp.	2,092	104,119
Fortive Corp.	1,718	131,238
Graco, Inc.	3,764	195,728
Greenbrier Cos., Inc. (The)	3,129	101,473
Hillenbrand, Inc.	5,079	169,181
IDEX Corp.	1,768	304,096
Illinois Tool Works, Inc.	11,060	1,986,708
ITT, Inc.	1,859	137,399
Kennametal, Inc.	2,693	99,345
Lincoln Electric Holdings, Inc.	2,595	251,014
Oshkosh Corp.	2,073	196,209
PACCAR, Inc.	8,560	677,096
Parker-Hannifin Corp.	2,982	613,755
Snap-on, Inc.	2,439	413,167
Stanley Black & Decker, Inc.	3,522	583,736
Terex Corp.	2,837	84,486
Timken Co. (The)	3,557	200,295
Toro Co. (The)	2,260	180,054
Trinity Industries, Inc.	7,373	163,312
Westinghouse Air Brake Technologies Corp.	1,426	110,943
Xylem, Inc.	3,295	259,613

Total Machinery		13,941,039

Media - 1.2%
Comcast Corp. Class A	126,590	5,692,752
Fox Corp. Class A	5,684	210,706
Fox Corp. Class B*	5,863	213,413
Gannett Co., Inc.	26,051	166,205
Interpublic Group of Cos., Inc. (The)	22,503	519,819
John Wiley & Sons, Inc. Class A	3,438	166,812
Meredith Corp.	4,049	131,471
National CineMedia, Inc.	22,434	163,544
News Corp. Class A	5,838	82,549
News Corp. Class B(a)	9,743	141,371
Nexstar Media Group, Inc. Class A(a)	1,519	178,103
Omnicom Group, Inc.(a)	10,001	810,281
Sinclair Broadcast Group, Inc. Class A	3,085	102,854
Sirius XM Holdings, Inc.(a)	40,813	291,813
TEGNA, Inc.	7,924	132,252
ViacomCBS, Inc. Class B	20,924	878,180

Total Media		9,882,125

Metals & Mining - 0.4%
Carpenter Technology Corp.	2,050	102,049
Cleveland-Cliffs, Inc.	8,213	68,989
Commercial Metals Co.	4,868	108,410
Compass Minerals International, Inc.	3,635	221,590
Freeport-McMoRan, Inc.	25,346	332,539
Newmont Goldcorp Corp.	17,619	765,546
Nucor Corp.	11,172	628,760
Reliance Steel & Aluminum Co.	2,047	245,149
Steel Dynamics, Inc.	7,738	263,402
SunCoke Energy, Inc.	18,421	114,763
United States Steel Corp.(a)	537	6,127

Total Metals & Mining		2,857,324

Multi-Utilities - 1.8%
Ameren Corp.	9,952	764,314
Avista Corp.	4,689	225,494
Black Hills Corp.	3,407	267,586
CenterPoint Energy, Inc.	28,703	782,731
CMS Energy Corp.	9,565	601,065
Consolidated Edison, Inc.	16,363	1,480,361
Dominion Energy, Inc.	51,202	4,240,550
DTE Energy Co.	8,912	1,157,401
MDU Resources Group, Inc.	10,779	320,244
NiSource, Inc.	14,412	401,230
NorthWestern Corp.	3,411	244,466
Public Service Enterprise Group, Inc.	23,172	1,368,306
Sempra Energy	9,665	1,464,054
WEC Energy Group, Inc.	12,973	1,196,500

Total Multi-Utilities		14,514,302

Multiline Retail - 0.5%
Big Lots, Inc.	4,307	123,697
Dollar General Corp.	2,980	464,821
Kohl’s Corp.	11,513	586,587
Macy’s, Inc.(a)	38,195	649,315
Nordstrom, Inc.	6,834	279,716
Target Corp.	14,615	1,873,789

Total Multiline Retail		3,977,925

Oil, Gas & Consumable Fuels - 7.9%
Amplify Energy Corp.	19,181	126,786
Antero Midstream Corp.(a)	64,590	490,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2019

Investments	Shares	Value
Apache Corp.	22,229	$568,840
Berry Petroleum Corp.	15,253	143,836
Cabot Oil & Gas Corp.	14,870	258,887
Chevron Corp.	108,997	13,135,229
Cimarex Energy Co.	2,605	136,737
Concho Resources, Inc.	1,720	150,620
ConocoPhillips	42,313	2,751,614
Continental Resources, Inc.	2,583	88,597
CVR Energy, Inc.	10,750	434,623
Delek U.S. Holdings, Inc.	2,742	91,939
Devon Energy Corp.	6,413	166,546
Diamondback Energy, Inc.	2,188	203,178
EOG Resources, Inc.	12,507	1,047,586
EQT Corp.(a)	3,256	35,490
Equitrans Midstream Corp.(a)	37,607	502,430
Exxon Mobil Corp.	299,754	20,916,834
Hess Corp.	5,998	400,726
HollyFrontier Corp.	6,035	306,035
Kinder Morgan, Inc.	153,979	3,259,736
Kosmos Energy Ltd.	22,938	130,746
Marathon Oil Corp.	14,477	196,598
Marathon Petroleum Corp.	32,920	1,983,430
Murphy Oil Corp.(a)	8,520	228,336
Noble Energy, Inc.	13,173	327,217
Occidental Petroleum Corp.	103,000	4,244,630
ONEOK, Inc.	28,277	2,139,721
Panhandle Oil and Gas, Inc. Class A	6,672	74,793
Parsley Energy, Inc. Class A	4,788	90,541
PBF Energy, Inc. Class A	6,027	189,067
Peabody Energy Corp.	7,678	70,023
Phillips 66	19,998	2,227,977
Pioneer Natural Resources Co.	3,306	500,429
QEP Resources, Inc.	19,512	87,804
Range Resources Corp.(a)	16,816	81,558
SM Energy Co.	2,618	29,426
Targa Resources Corp.	30,246	1,234,944
Valero Energy Corp.	22,154	2,074,722
Williams Cos., Inc. (The)	107,949	2,560,550
World Fuel Services Corp.	2,355	102,254

Total Oil, Gas & Consumable Fuels		63,791,273

Paper & Forest Products - 0.1%
Domtar Corp.	5,310	203,054
Louisiana-Pacific Corp.	4,352	129,124
Schweitzer-Mauduit International, Inc.	3,426	143,858

Total Paper & Forest Products		476,036

Personal Products - 0.2%
Coty, Inc. Class A	41,529	467,201
Estee Lauder Cos., Inc. (The) Class A	2,897	598,346
Medifast, Inc.	1,275	139,715
Nu Skin Enterprises, Inc. Class A	3,353	137,406

Total Personal Products		1,342,668

Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	94,277	6,051,640
Eli Lilly & Co.	29,254	3,844,853
Johnson & Johnson	99,239	14,475,993
Merck & Co., Inc.	98,444	8,953,482
Pfizer, Inc.	291,782	11,432,019
Zoetis, Inc.	3,677	486,651

Total Pharmaceuticals		45,244,638

Professional Services - 0.2%
Equifax, Inc.	1,887	264,406
Insperity, Inc.	776	66,767
ManpowerGroup, Inc.	2,659	258,189
Robert Half International, Inc.	4,000	252,600
TransUnion	672	57,530
Verisk Analytics, Inc.	2,088	311,822

Total Professional Services		1,211,314

Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	9,711	216,555
Newmark Group, Inc. Class A	12,454	167,569

Total Real Estate Management & Development		384,124

Road & Rail - 0.9%
CSX Corp.	15,003	1,085,617
JB Hunt Transport Services, Inc.	1,844	215,342
Kansas City Southern	1,964	300,806
Knight-Swift Transportation Holdings, Inc.(a)	1,633	58,527
Norfolk Southern Corp.	7,390	1,434,621
Ryder System, Inc.	3,821	207,519
Union Pacific Corp.	21,932	3,965,086

Total Road & Rail		7,267,518

Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	9,562	1,136,348
Applied Materials, Inc.	17,796	1,086,268
Broadcom, Inc.	18,328	5,792,014
Cypress Semiconductor Corp.	10,422	243,145
Entegris, Inc.	2,022	101,282
Intel Corp.	133,869	8,012,060
KLA Corp.	4,436	790,362
Lam Research Corp.	3,349	979,248
Maxim Integrated Products, Inc.	12,547	771,766
Microchip Technology, Inc.(a)	4,658	487,786
MKS Instruments, Inc.	785	86,358
Monolithic Power Systems, Inc.	935	166,449
NVIDIA Corp.	2,313	544,249
QUALCOMM, Inc.	45,033	3,973,262
Skyworks Solutions, Inc.	3,968	479,652
Teradyne, Inc.	1,455	99,216
Texas Instruments, Inc.	38,015	4,876,944
Xilinx, Inc.	5,448	532,651
Xperi Corp.	6,806	125,911

Total Semiconductors & Semiconductor Equipment		30,284,971

Software - 3.6%
CDK Global, Inc.	1,901	103,947
Citrix Systems, Inc.	2,551	282,906
Intuit, Inc.	3,237	847,867
LogMeIn, Inc.	1,754	150,388
Microsoft Corp.	143,198	22,582,325
NortonLifeLock, Inc.	15,498	395,509
Oracle Corp.	77,203	4,090,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2019

Investments	Shares	Value
SS&C Technologies Holdings, Inc.	2,605	$159,947

Total Software		28,613,104

Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	6,014	103,982
American Eagle Outfitters, Inc.	9,804	144,119
Bed Bath & Beyond, Inc.	7,804	135,009
Best Buy Co., Inc.	8,453	742,173
Buckle, Inc. (The)	4,615	124,790
Chico’s FAS, Inc.	33,927	129,262
Children’s Place, Inc. (The)(a)	2,001	125,103
Designer Brands, Inc. Class A	10,760	169,362
Dick’s Sporting Goods, Inc.	2,686	132,930
Foot Locker, Inc.	6,047	235,773
Gap, Inc. (The)	29,549	522,426
Guess?, Inc.	4,160	93,101
Home Depot, Inc. (The)	38,759	8,464,190
L Brands, Inc.	24,187	438,268
Lowe’s Cos., Inc.	19,791	2,370,170
Office Depot, Inc.	47,047	128,909
Penske Automotive Group, Inc.	4,671	234,578
Rent-A-Center, Inc.	6,046	174,367
Ross Stores, Inc.	4,975	579,190
Tiffany & Co.	2,619	350,029
TJX Cos., Inc. (The)	26,093	1,593,239
Tractor Supply Co.	2,485	232,198
Williams-Sonoma, Inc.	3,900	286,416

Total Specialty Retail		17,509,584

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	70,507	20,704,381
Hewlett Packard Enterprise Co.	53,434	847,463
HP, Inc.	69,713	1,432,602
NetApp, Inc.	9,709	604,385
Western Digital Corp.	15,609	990,703
Xerox Holdings Corp.	7,578	279,401

Total Technology Hardware, Storage & Peripherals		24,858,935

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	1,495	163,463
Columbia Sportswear Co.(a)	1,560	156,297
Hanesbrands, Inc.	13,959	207,291
Kontoor Brands, Inc.	5,512	231,449
NIKE, Inc. Class B	16,851	1,707,175
Ralph Lauren Corp.	1,474	172,782
Steven Madden Ltd.	3,528	151,739
Tapestry, Inc.	17,535	472,919
VF Corp.	10,977	1,093,968
Wolverine World Wide, Inc.	1,666	56,211

Total Textiles, Apparel & Luxury Goods		4,413,294

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	13,681	193,860
New York Community Bancorp, Inc.	44,260	532,005
TFS Financial Corp.	25,680	505,382

Total Thrifts & Mortgage Finance		1,231,247

Tobacco - 2.4%
Altria Group, Inc.	172,676	8,618,259
Philip Morris International, Inc.	118,963	10,122,562
Universal Corp.	3,388	193,319
Vector Group Ltd.	16,094	215,499

Total Tobacco		19,149,639

Trading Companies & Distributors - 0.3%
Air Lease Corp.	2,713	128,922
Applied Industrial Technologies, Inc.	2,198	146,585
Fastenal Co.	18,815	695,214
GATX Corp.	1,515	125,518
H&E Equipment Services, Inc.	4,047	135,291
MSC Industrial Direct Co., Inc. Class A	3,639	285,552
W.W. Grainger, Inc.	1,388	469,866
Watsco, Inc.	2,068	372,550

Total Trading Companies & Distributors		2,359,498

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	13,051	559,105

Water Utilities - 0.1%
American Water Works Co., Inc.	4,660	572,481
Aqua America, Inc.	7,309	343,085

Total Water Utilities		915,566

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	4,698	119,470

TOTAL COMMON STOCKS (Cost: $617,855,366)		799,608,349

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. Total Market Fund(a)(b) (Cost: $1,013,390)	29,426	1,086,408

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(c) (Cost: $6,630,690)(d)	6,630,690	6,630,690

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $625,499,446)		807,325,447
Other Assets less Liabilities - (0.6)%		(5,004,252)

NET ASSETS - 100.0%		$802,321,195

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(d)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,531,151 and the total market value of the collateral held by the Fund was $10,801,514. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $4,170,824.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 2.1%
Aerojet Rocketdyne Holdings, Inc.*	367	$16,757
Arconic, Inc.	2,591	79,725
Axon Enterprise, Inc.*(a)	52	3,811
Boeing Co. (The)	526	171,350
BWX Technologies, Inc.(a)	79	4,904
Cubic Corp.	139	8,836
Curtiss-Wright Corp.	430	60,583
General Dynamics Corp.	1,157	204,037
HEICO Corp.	206	23,515
Hexcel Corp.	112	8,211
Huntington Ingalls Industries, Inc.	107	26,844
L3Harris Technologies, Inc.	707	139,894
Lockheed Martin Corp.	1,076	418,973
Moog, Inc. Class A	62	5,290
Northrop Grumman Corp.	476	163,730
Raytheon Co.	880	193,371
Spirit AeroSystems Holdings, Inc. Class A	129	9,402
Teledyne Technologies, Inc.*	79	27,377
Textron, Inc.	1,174	52,360
TransDigm Group, Inc.	144	80,640
United Technologies Corp.	2,307	345,496
Vectrus, Inc.*	106	5,434
Wesco Aircraft Holdings, Inc.*	265	2,920

Total Aerospace & Defense		2,053,460

Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc.*	451	10,580
C.H. Robinson Worldwide, Inc.	551	43,088
Expeditors International of Washington, Inc.	498	38,854
FedEx Corp.	1,425	215,474
Hub Group, Inc. Class A*	273	14,002
United Parcel Service, Inc. Class B	3,045	356,448
XPO Logistics, Inc.*(a)	145	11,557

Total Air Freight & Logistics		690,003

Airlines - 1.0%
Alaska Air Group, Inc.	625	42,344
American Airlines Group, Inc.(a)	5,263	150,943
Delta Air Lines, Inc.	5,494	321,289
Hawaiian Holdings, Inc.	673	19,712
JetBlue Airways Corp.*	1,591	29,783
Mesa Air Group, Inc.*	1,202	10,746
SkyWest, Inc.	232	14,994
Southwest Airlines Co.	2,867	154,761
Spirit Airlines, Inc.*	1,073	43,253
United Airlines Holdings, Inc.*	2,310	203,488

Total Airlines		991,313

Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.*	625	6,725
BorgWarner, Inc.	321	13,925
Cooper-Standard Holdings, Inc.*	385	12,767
Dana, Inc.	1,108	20,166
Dorman Products, Inc.*	82	6,209
Fox Factory Holding Corp.*	106	7,374
Gentex Corp.	2,687	77,869
Gentherm, Inc.*	222	9,855
Goodyear Tire & Rubber Co. (The)	298	4,635
LCI Industries	19	2,035
Lear Corp.	396	54,331
Standard Motor Products, Inc.	173	9,207
Stoneridge, Inc.*	261	7,653
Tenneco, Inc. Class A	1,146	15,013

Total Auto Components		247,764

Automobiles - 0.8%
Ford Motor Co.	13,270	123,411
General Motors Co.	12,324	451,058
Harley-Davidson, Inc.	989	36,781
Thor Industries, Inc.	750	55,718
Winnebago Industries, Inc.	1,212	64,212

Total Automobiles		731,180

Banks - 10.7%
1st Source Corp.	52	2,698
Allegiance Bancshares, Inc.*(a)	73	2,745
American National Bankshares, Inc.	73	2,889
Arrow Financial Corp.	76	2,873
Associated Banc-Corp.	305	6,722
Atlantic Union Bankshares Corp.	79	2,966
Banc of California, Inc.	83	1,426
Bancorp, Inc. (The)*	280	3,632
BancorpSouth Bank	183	5,748
Bank of America Corp.	52,072	1,833,976
Bank of Hawaii Corp.	692	65,851
Bank of Marin Bancorp	59	2,658
Bank OZK	390	11,897
BOK Financial Corp.	168	14,683
Bridge Bancorp, Inc.	84	2,817
Brookline Bancorp, Inc.	530	8,724
Bryn Mawr Bank Corp.	66	2,722
Byline Bancorp, Inc.	538	10,529
Cadence BanCorp	2,533	45,923
Capstar Financial Holdings, Inc.	150	2,497
CBTX, Inc.	74	2,303
CIT Group, Inc.	308	14,054
Citigroup, Inc.	15,856	1,266,736
Citizens Financial Group, Inc.	3,687	149,729
City Holding Co.	139	11,391
CNB Financial Corp.	93	3,039
Columbia Banking System, Inc.	1,273	51,792
Comerica, Inc.	893	64,073
Commerce Bancshares, Inc.(a)	204	13,860
Community Bank System, Inc.	491	34,832
Community Trust Bancorp, Inc.	57	2,658
ConnectOne Bancorp, Inc.	738	18,981
Cullen/Frost Bankers, Inc.	506	49,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
Customers Bancorp, Inc.*	1,064	$25,334
CVB Financial Corp.	161	3,474
Eagle Bancorp, Inc.	408	19,841
East West Bancorp, Inc.	1,133	55,177
Enterprise Bancorp, Inc.	77	2,608
Farmers National Banc Corp.	184	3,003
Fifth Third Bancorp	3,934	120,931
Financial Institutions, Inc.	88	2,825
First Bancorp	103	4,111
First Citizens BancShares, Inc. Class A	152	80,896
First Commonwealth Financial Corp.	1,611	23,376
First Financial Bancorp	1,567	39,864
First Financial Bankshares, Inc.	414	14,531
First Financial Corp.	54	2,469
First Horizon National Corp.	1,273	21,081
First Internet Bancorp	107	2,537
First Interstate BancSystem, Inc. Class A	531	22,260
First Merchants Corp.	110	4,575
First Mid Bancshares, Inc.	72	2,538
First Midwest Bancorp, Inc.	2,037	46,973
First of Long Island Corp. (The)	117	2,934
First Republic Bank	911	106,997
Franklin Financial Network, Inc.	83	2,849
Glacier Bancorp, Inc.	272	12,509
Great Southern Bancorp, Inc.	39	2,469
HarborOne Bancorp, Inc.*	253	2,780
Home BancShares, Inc.	326	6,409
HomeTrust Bancshares, Inc.	91	2,442
Huntington Bancshares, Inc.	3,665	55,268
Iberiabank Corp.	581	43,476
Independent Bank Group, Inc.	639	35,426
JPMorgan Chase & Co.	15,916	2,218,690
KeyCorp	7,491	151,618
Lakeland Financial Corp.	88	4,306
Live Oak Bancshares, Inc.	763	14,505
M&T Bank Corp.	600	101,850
Mercantile Bank Corp.	80	2,918
Metropolitan Bank Holding Corp.*	70	3,376
Midland States Bancorp, Inc.	340	9,846
MidWestOne Financial Group, Inc.	91	3,297
NBT Bancorp, Inc.	490	19,874
Nicolet Bankshares, Inc.*	46	3,397
Northeast Bank *	129	2,837
Old Second Bancorp, Inc.	178	2,398
Opus Bank	614	15,884
Origin Bancorp, Inc.	133	5,033
Orrstown Financial Services, Inc.	118	2,669
PacWest Bancorp	1,122	42,939
Peapack Gladstone Financial Corp.	108	3,337
People’s United Financial, Inc.	3,476	58,744
People’s Utah Bancorp	79	2,379
Peoples Bancorp, Inc.	75	2,599
PNC Financial Services Group, Inc. (The)	1,792	286,057
Preferred Bank	74	4,447
Prosperity Bancshares, Inc.	512	36,808
QCR Holdings, Inc.	71	3,114
RBB Bancorp	117	2,477
Regions Financial Corp.	4,021	69,000
Renasant Corp.	1,074	38,041
Republic Bancorp, Inc. Class A	140	6,552
Sandy Spring Bancorp, Inc.	369	13,978
Seacoast Banking Corp. of Florida*	562	17,180
ServisFirst Bancshares, Inc.	127	4,785
Sierra Bancorp	90	2,621
Signature Bank	249	34,016
Simmons First National Corp. Class A	1,617	43,319
Southside Bancshares, Inc.	284	10,548
Sterling Bancorp	2,821	59,467
SVB Financial Group*	245	61,505
Synovus Financial Corp.	450	17,640
TCF Financial Corp.	514	24,055
Texas Capital Bancshares, Inc.*	209	11,865
Towne Bank	157	4,368
TriCo Bancshares	135	5,509
Truist Financial Corp.	5,441	306,437
Trustmark Corp.	1,448	49,970
U.S. Bancorp	6,499	385,326
UMB Financial Corp.	87	5,972
Umpqua Holdings Corp.	1,780	31,506
Valley National Bancorp	4,373	50,071
Veritex Holdings, Inc.	497	14,478
Washington Trust Bancorp, Inc.	48	2,582
Webster Financial Corp.	512	27,320
Wells Fargo & Co.	24,024	1,292,491
WesBanco, Inc.	607	22,939
Westamerica Bancorporation	174	11,792
Wintrust Financial Corp.	282	19,994
Zions Bancorp N.A.	1,614	83,799

Total Banks		10,223,389

Beverages - 1.4%
Boston Beer Co., Inc. (The) Class A*	28	10,580
Brown-Forman Corp. Class B	773	52,255
Coca-Cola Co. (The)	11,117	615,326
Coca-Cola Consolidated, Inc.	12	3,408
Keurig Dr Pepper, Inc.	2,083	60,303
Molson Coors Brewing Co. Class B	1,262	68,022
Monster Beverage Corp.*	1,236	78,548
PepsiCo, Inc.	3,541	483,948

Total Beverages		1,372,390

Biotechnology - 1.9%
AbbVie, Inc.	4,498	398,253
Alexion Pharmaceuticals, Inc.*	1,001	108,258
Amgen, Inc.	2,530	609,907
Anika Therapeutics, Inc.*	79	4,096
Biogen, Inc.*	1,279	379,518
BioSpecifics Technologies Corp.*	65	3,701
Emergent BioSolutions, Inc.*	96	5,179
Exelixis, Inc.*	583	10,272
Gilead Sciences, Inc.	1,343	87,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
Incyte Corp.*	117	$10,216
Lexicon Pharmaceuticals, Inc.*(a)	2,918	12,110
Neurocrine Biosciences, Inc.*	38	4,085
Regeneron Pharmaceuticals, Inc.*	248	93,119
Vanda Pharmaceuticals, Inc.*	477	7,828
Vertex Pharmaceuticals, Inc.*	220	48,169

Total Biotechnology		1,781,979

Building Products - 0.4%
A.O. Smith Corp.	117	5,574
AAON, Inc.	50	2,471
American Woodmark Corp.*	293	30,621
Armstrong World Industries, Inc.	344	32,326
Builders FirstSource, Inc.*	1,559	39,614
Cornerstone Building Brands, Inc.*	1,397	11,888
Fortune Brands Home & Security, Inc.	167	10,912
Gibraltar Industries, Inc.*	69	3,480
Griffon Corp.	529	10,755
JELD-WEN Holding, Inc.*	63	1,475
Lennox International, Inc.	139	33,912
Masco Corp.	714	34,265
Owens Corning	1,434	93,382
Quanex Building Products Corp.	174	2,972
Resideo Technologies, Inc.*	1,072	12,789
Simpson Manufacturing Co., Inc.	59	4,734
Trex Co., Inc.*	113	10,156
Universal Forest Products, Inc.	135	6,439

Total Building Products		347,765

Capital Markets - 3.9%
Ameriprise Financial, Inc.	1,147	191,067
Artisan Partners Asset Management, Inc. Class A	1,508	48,739
Bank of New York Mellon Corp. (The)	4,439	223,415
BlackRock, Inc.	676	339,825
BrightSphere Investment Group	2,267	23,169
CBOE Global Markets, Inc.	66	7,920
Charles Schwab Corp. (The)	4,346	206,696
CME Group, Inc.	618	124,045
Cohen & Steers, Inc.	842	52,844
Cowen, Inc.*	185	2,914
Diamond Hill Investment Group, Inc.	34	4,776
E*TRADE Financial Corp.	1,327	60,206
Eaton Vance Corp.	163	7,610
Evercore, Inc. Class A	64	4,785
FactSet Research Systems, Inc.	104	27,903
Federated Investors, Inc. Class B	129	4,204
Goldman Sachs Group, Inc. (The)	2,530	581,723
Houlihan Lokey, Inc.	384	18,766
Intercontinental Exchange, Inc.	1,664	154,003
INTL FCStone, Inc.*	104	5,078
LPL Financial Holdings, Inc.	638	58,856
MarketAxess Holdings, Inc.	48	18,197
Moelis & Co. Class A	294	9,384
Moody’s Corp.	384	91,165
Morgan Stanley	11,011	562,882
Morningstar, Inc.	110	16,644
MSCI, Inc.	214	55,251
Nasdaq, Inc.	620	66,402
Northern Trust Corp.	1,271	135,031
Raymond James Financial, Inc.	442	39,541
S&P Global, Inc.	464	126,695
SEI Investments Co.	252	16,501
State Street Corp.	2,209	174,732
T. Rowe Price Group, Inc.	890	108,438
TD Ameritrade Holding Corp.	2,598	129,121
Victory Capital Holdings, Inc. Class A	392	8,220
Virtus Investment Partners, Inc.	207	25,196
Waddell & Reed Financial, Inc. Class A	249	4,163

Total Capital Markets		3,736,107

Chemicals - 1.6%
AdvanSix, Inc.*	287	5,729
Air Products & Chemicals, Inc.	799	187,757
Albemarle Corp.	98	7,158
Ashland Global Holdings, Inc.	249	19,056
Cabot Corp.	252	11,975
Celanese Corp.	387	47,647
CF Industries Holdings, Inc.	571	27,260
Dow, Inc.	5,501	301,070
DuPont de Nemours, Inc.	3,759	241,328
Eastman Chemical Co.	698	55,323
Ecolab, Inc.	606	116,952
FMC Corp.	810	80,854
Huntsman Corp.	1,956	47,257
Ingevity Corp.*	43	3,757
Innophos Holdings, Inc.	331	10,585
Koppers Holdings, Inc.*	603	23,047
Kraton Corp.*	475	12,027
Livent Corp.*(a)	4,715	40,313
Minerals Technologies, Inc.	180	10,373
Mosaic Co. (The)	1,907	41,267
NewMarket Corp.	32	15,569
PolyOne Corp.	202	7,432
PPG Industries, Inc.	398	53,129
Quaker Chemical Corp.	51	8,391
RPM International, Inc.	455	34,926
Sensient Technologies Corp.	246	16,258
Sherwin-Williams Co. (The)	129	75,277
Stepan Co.	62	6,351
Valvoline, Inc.	684	14,644
W.R. Grace & Co.	347	24,238
Westlake Chemical Corp.	18	1,263

Total Chemicals		1,548,213

Commercial Services & Supplies - 0.6%
ACCO Brands Corp.	2,476	23,175
Cintas Corp.	276	74,266
Clean Harbors, Inc.*	40	3,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
Copart, Inc.*	618	$56,201
Deluxe Corp.	178	8,886
Ennis, Inc.	84	1,819
Harsco Corp.*	307	7,064
Healthcare Services Group, Inc.	802	19,505
Herman Miller, Inc.	914	38,068
HNI Corp.	336	12,587
IAA, Inc.*	724	34,071
Interface, Inc.	1,635	27,125
KAR Auction Services, Inc.(a)	570	12,420
Kimball International, Inc. Class B	158	3,266
McGrath RentCorp	148	11,328
MSA Safety, Inc.	111	14,026
Perdoceo Education Corp.*	183	3,365
Pitney Bowes, Inc.(a)	4,511	18,179
Republic Services, Inc.	907	81,294
Rollins, Inc.	43	1,426
RR Donnelley & Sons Co.	1,637	6,466
Tetra Tech, Inc.	93	8,013
UniFirst Corp.	116	23,430
VSE Corp.	77	2,929
Waste Management, Inc.	1,162	132,422

Total Commercial Services & Supplies		624,761

Communications Equipment - 1.1%
Arista Networks, Inc.*	64	13,018
Ciena Corp.*	498	21,260
Cisco Systems, Inc.	17,510	839,779
F5 Networks, Inc.*	118	16,479
InterDigital, Inc.	22	1,199
Lumentum Holdings, Inc.*	312	24,741
Motorola Solutions, Inc.	413	66,551
NETGEAR, Inc.*	38	931
Ubiquiti, Inc.	248	46,867

Total Communications Equipment		1,030,825

Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	51	2,542
EMCOR Group, Inc.	556	47,983
Jacobs Engineering Group, Inc.	527	47,340
MasTec, Inc.*	199	12,768
MYR Group, Inc.*	81	2,640
Valmont Industries, Inc.	245	36,696

Total Construction & Engineering		149,969

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	79	22,092
U.S. Concrete, Inc.*	211	8,790

Total Construction Materials		30,882

Consumer Finance - 1.7%
Ally Financial, Inc.	2,743	83,826
American Express Co.	3,528	439,201
Capital One Financial Corp.	4,102	422,137
Credit Acceptance Corp.*(a)	45	19,905
Curo Group Holdings Corp.*(a)	284	3,459
Discover Financial Services	2,127	180,412
Elevate Credit, Inc.*	841	3,742
Encore Capital Group, Inc.*(a)	579	20,473
Enova International, Inc.*	311	7,483
FirstCash, Inc.	79	6,370
Navient Corp.	1,661	22,723
Nelnet, Inc. Class A	497	28,945
OneMain Holdings, Inc.	828	34,900
PRA Group, Inc.*	566	20,546
Santander Consumer USA Holdings, Inc.	3,733	87,240
SLM Corp.	4,895	43,614
Synchrony Financial	6,692	240,979
World Acceptance Corp.*	52	4,493

Total Consumer Finance		1,670,448

Containers & Packaging - 0.5%
AptarGroup, Inc.	124	14,337
Avery Dennison Corp.	571	74,698
Ball Corp.	863	55,810
Berry Global Group, Inc.*	127	6,031
Crown Holdings, Inc.*	417	30,249
Greif, Inc. Class A	184	8,133
International Paper Co.	2,652	122,125
O-I Glass, Inc.	2,897	34,561
Packaging Corp. of America	290	32,477
Sealed Air Corp.	723	28,797
Silgan Holdings, Inc.	197	6,123
Sonoco Products Co.	619	38,205
WestRock Co.	451	19,352

Total Containers & Packaging		470,898

Distributors - 0.1%
Genuine Parts Co.	615	65,331
Pool Corp.	58	12,318

Total Distributors		77,649

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc.*	70	10,520
Collectors Universe, Inc.	202	4,656
Graham Holdings Co. Class B	20	12,780
Grand Canyon Education, Inc.*	61	5,843
H&R Block, Inc.	594	13,947
Laureate Education, Inc. Class A*	1,310	23,069
Service Corp. International	521	23,982
ServiceMaster Global Holdings, Inc.*	154	5,954
WW International, Inc.*	131	5,005

Total Diversified Consumer Services		105,756

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B*	2,986	676,329
Equitable Holdings, Inc.	2,315	57,366
On Deck Capital, Inc.*	1,621	6,711
Voya Financial, Inc.	1,339	81,652

Total Diversified Financial Services		822,058

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	26,999	1,055,121
CenturyLink, Inc.	7,487	98,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
Cogent Communications Holdings, Inc.	194	$12,767
GCI Liberty, Inc. Class A*	193	13,674
IDT Corp. Class B*	329	2,372
Verizon Communications, Inc.	21,981	1,349,634
Zayo Group Holdings, Inc.*	232	8,039

Total Diversified Telecommunication Services		2,540,510

Electric Utilities - 1.8%
ALLETE, Inc.	117	9,497
Alliant Energy Corp.	663	36,279
American Electric Power Co., Inc.	1,334	126,076
Avangrid, Inc.	945	48,346
Duke Energy Corp.	2,174	198,291
Edison International	1,154	87,023
Entergy Corp.	378	45,285
Evergy, Inc.	478	31,113
Eversource Energy	1,145	97,405
Exelon Corp.	3,490	159,109
FirstEnergy Corp.	929	45,149
Hawaiian Electric Industries, Inc.	279	13,074
IDACORP, Inc.	90	9,612
NextEra Energy, Inc.	1,046	253,299
OGE Energy Corp.	870	38,689
Otter Tail Corp.	221	11,335
PG&E Corp.*	3,392	36,871
Pinnacle West Capital Corp.	227	20,414
PNM Resources, Inc.	203	10,294
Portland General Electric Co.	331	18,467
PPL Corp.	3,085	110,690
Southern Co. (The)	3,062	195,050
Xcel Energy, Inc.	1,337	84,886

Total Electric Utilities		1,686,254

Electrical Equipment - 0.5%
Acuity Brands, Inc.	120	16,560
AMETEK, Inc.	893	89,068
Atkore International Group, Inc.*	740	29,940
AZZ, Inc.	98	4,503
Emerson Electric Co.	1,537	117,212
Encore Wire Corp.	48	2,755
EnerSys	167	12,497
Generac Holdings, Inc.*	417	41,946
GrafTech International Ltd.	5,382	62,539
Hubbell, Inc.	72	10,643
Preformed Line Products Co.	39	2,354
Regal Beloit Corp.	399	34,158
Rockwell Automation, Inc.	215	43,574
Sunrun, Inc.*(a)	326	4,502

Total Electrical Equipment		472,251

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	637	68,942
Arrow Electronics, Inc.*	1,006	85,248
Avnet, Inc.	372	15,788
AVX Corp.	1,336	27,348
Belden, Inc.	468	25,740
CDW Corp.	522	74,562
Cognex Corp.	183	10,255
Coherent, Inc.*	25	4,159
Corning, Inc.	2,336	68,001
CTS Corp.	85	2,551
Dolby Laboratories, Inc. Class A	220	15,136
FLIR Systems, Inc.	181	9,425
II-VI, Inc.*(a)	80	2,694
Insight Enterprises, Inc.*	437	30,717
IPG Photonics Corp.*	51	7,391
KEMET Corp.	912	24,670
Keysight Technologies, Inc.*	351	36,023
Knowles Corp.*	623	13,176
MTS Systems Corp.	51	2,450
National Instruments Corp.	391	16,555
nLight, Inc.*	133	2,697
Plexus Corp.*	84	6,463
Rogers Corp.*	91	11,350
Sanmina Corp.*	232	7,944
SYNNEX Corp.	110	14,168
Tech Data Corp.*	352	50,547
Trimble, Inc.*	170	7,087
TTM Technologies, Inc.*	2,276	34,254
Zebra Technologies Corp. Class A*	139	35,506

Total Electronic Equipment, Instruments & Components		710,847

Energy Equipment & Services - 0.2%
Apergy Corp.*	339	11,451
Baker Hughes Co.	998	25,579
Cactus, Inc. Class A	115	3,947
FTS International, Inc.*(a)	7,198	7,486
Halliburton Co.	3,394	83,051
Helmerich & Payne, Inc.	301	13,675
Liberty Oilfield Services, Inc. Class A	1,520	16,902
ProPetro Holding Corp.*	2,312	26,010
SEACOR Holdings, Inc.*	68	2,934
Select Energy Services, Inc. Class A*	627	5,819

Total Energy Equipment & Services		196,854

Entertainment - 0.9%
Activision Blizzard, Inc.	1,306	77,603
Cinemark Holdings, Inc.(a)	56	1,896
Electronic Arts, Inc.*	559	60,098
Netflix, Inc.*	74	23,944
Reading International, Inc. Class A*	354	3,961
Walt Disney Co. (The)	4,661	674,120
World Wrestling Entertainment, Inc. Class A(a)	60	3,892

Total Entertainment		845,514

Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	79	12,765
American Tower Corp.	471	108,245
Americold Realty Trust	84	2,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
Apartment Investment & Management Co. Class A	289	$14,927
Apple Hospitality REIT, Inc.	927	15,064
AvalonBay Communities, Inc.	343	71,927
Boston Properties, Inc.	125	17,233
Brandywine Realty Trust	170	2,678
Brixmor Property Group, Inc.	1,068	23,080
Camden Property Trust	88	9,337
Chatham Lodging Trust	310	5,685
Corporate Office Properties Trust	103	3,026
Cousins Properties, Inc.	299	12,319
Crown Castle International Corp.	324	46,057
CubeSmart	274	8,626
Douglas Emmett, Inc.	79	3,468
Duke Realty Corp.	780	27,043
EastGroup Properties, Inc.	46	6,103
EPR Properties	127	8,971
Equity LifeStyle Properties, Inc.	320	22,525
Equity Residential	841	68,054
Essex Property Trust, Inc.	126	37,908
Extra Space Storage, Inc.	241	25,454
Federal Realty Investment Trust	144	18,537
First Industrial Realty Trust, Inc.	177	7,347
Gaming and Leisure Properties, Inc.	834	35,904
Healthcare Realty Trust, Inc.	128	4,271
Healthcare Trust of America, Inc. Class A	83	2,513
Healthpeak Properties, Inc. REIT	939	32,367
Host Hotels & Resorts, Inc.	2,025	37,564
Hudson Pacific Properties, Inc.	79	2,974
Industrial Logistics Properties Trust	79	1,771
Iron Mountain, Inc.(a)	823	26,229
Jernigan Capital, Inc.	687	13,149
Kilroy Realty Corp.	25	2,098
Kimco Realty Corp.	1,316	27,254
Lamar Advertising Co. Class A	64	5,713
Lexington Realty Trust	1,147	12,181
Liberty Property Trust	587	35,249
Life Storage, Inc.	98	10,611
Macerich Co. (The)(a)	2,153	57,959
Medical Properties Trust, Inc.	1,505	31,771
Mid-America Apartment Communities, Inc.	183	24,130
National Health Investors, Inc.	113	9,207
National Retail Properties, Inc.	264	14,156
Omega Healthcare Investors, Inc.	624	26,426
Park Hotels & Resorts, Inc.	2,022	52,309
Prologis, Inc.	1,265	112,762
Public Storage	178	37,907
Realty Income Corp.	363	26,728
Regency Centers Corp.	213	13,438
RLJ Lodging Trust	2,003	35,493
RPT Realty	156	2,346
Ryman Hospitality Properties, Inc.	114	9,879
Sabra Health Care REIT, Inc.	619	13,209
SBA Communications Corp.	50	12,050
Simon Property Group, Inc.	1,419	211,374
SL Green Realty Corp.	269	24,716
STORE Capital Corp.	475	17,689
Tanger Factory Outlet Centers, Inc.(a)	2,232	32,877
Terreno Realty Corp.	93	5,035
UDR, Inc.	462	21,575
Urban Edge Properties	409	7,845
Urstadt Biddle Properties, Inc. Class A	43	1,068
Ventas, Inc.	300	17,322
VICI Properties, Inc.	1,371	35,029
Vornado Realty Trust	1,177	78,271
W.P. Carey, Inc.	228	18,249
Weingarten Realty Investors	70	2,187
Welltower, Inc.	692	56,592
Weyerhaeuser Co.	2,601	78,550

Total Equity Real Estate Investment Trusts (REITs)		1,917,321

Food & Staples Retailing - 1.9%
BJ’s Wholesale Club Holdings, Inc.*(a)	641	14,576
Casey’s General Stores, Inc.	97	15,422
Costco Wholesale Corp.	691	203,099
Kroger Co. (The)	3,740	108,423
Natural Grocers by Vitamin Cottage, Inc.	959	9,465
Performance Food Group Co.*	365	18,790
PriceSmart, Inc.	91	6,463
SpartanNash Co.	340	4,842
Sysco Corp.	1,265	108,208
U.S. Foods Holding Corp.*	913	38,245
Walgreens Boots Alliance, Inc.	5,775	340,494
Walmart, Inc.	8,407	999,088

Total Food & Staples Retailing		1,867,115

Food Products - 1.5%
Archer-Daniels-Midland Co.	2,488	115,319
Campbell Soup Co.	761	37,609
Conagra Brands, Inc.	1,996	68,343
Darling Ingredients, Inc.*	369	10,361
Flowers Foods, Inc.	809	17,588
General Mills, Inc.	2,330	124,795
Hain Celestial Group, Inc. (The)*	151	3,919
Hershey Co. (The)	659	96,860
Hormel Foods Corp.	1,295	58,417
Hostess Brands, Inc.*	648	9,422
Ingredion, Inc.	235	21,843
J&J Snack Foods Corp.	55	10,135
J.M. Smucker Co. (The)	155	16,140
Kellogg Co.	1,261	87,211
Kraft Heinz Co. (The)	7,630	245,152
Lamb Weston Holdings, Inc.	308	26,497
McCormick & Co., Inc. Non-Voting Shares	177	30,042
Mondelez International, Inc. Class A	4,616	254,249
Pilgrim’s Pride Corp.*	339	11,090
Post Holdings, Inc.*	68	7,419
Sanderson Farms, Inc.	16	2,820
Tootsie Roll Industries, Inc.	100	3,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
TreeHouse Foods, Inc.*	190	$9,215
Tyson Foods, Inc. Class A	1,476	134,375

Total Food Products		1,402,235

Gas Utilities - 0.2%
Atmos Energy Corp.	277	30,986
Chesapeake Utilities Corp.	13	1,246
National Fuel Gas Co.	965	44,911
New Jersey Resources Corp.	81	3,610
ONE Gas, Inc.	165	15,439
South Jersey Industries, Inc.	298	9,828
Southwest Gas Holdings, Inc.	36	2,735
Spire, Inc.	78	6,498
UGI Corp.	1,045	47,192

Total Gas Utilities		162,445

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	2,249	195,348
ABIOMED, Inc.*	73	12,453
Align Technology, Inc.*	43	11,999
Baxter International, Inc.	925	77,349
Becton, Dickinson and Co.	358	97,365
Boston Scientific Corp.*	2,066	93,425
Cooper Cos., Inc. (The)	81	26,025
Danaher Corp.	1,380	211,802
Edwards Lifesciences Corp.*	412	96,115
Globus Medical, Inc. Class A*	146	8,596
Haemonetics Corp.*	71	8,158
Hill-Rom Holdings, Inc.	181	20,549
Hologic, Inc.*	75	3,916
IDEXX Laboratories, Inc.*	72	18,801
Integer Holdings Corp.*	117	9,410
Intuitive Surgical, Inc.*	114	67,391
Masimo Corp.*	64	10,116
Meridian Bioscience, Inc.	1,454	14,206
Merit Medical Systems, Inc.*	322	10,053
Neogen Corp.*	65	4,242
Orthofix Medical, Inc.*	122	5,634
ResMed, Inc.	287	44,476
Stryker Corp.	687	144,229
Teleflex, Inc.	49	18,446
Varex Imaging Corp.*	166	4,948
Varian Medical Systems, Inc.*	186	26,414
West Pharmaceutical Services, Inc.	137	20,595
Zimmer Biomet Holdings, Inc.	274	41,012

Total Health Care Equipment & Supplies		1,303,073

Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc.*	482	16,012
Amedisys, Inc.*	77	12,853
AmerisourceBergen Corp.	1,113	94,627
AMN Healthcare Services, Inc.*	169	10,530
Anthem, Inc.	972	293,573
BioTelemetry, Inc.*	150	6,945
Cardinal Health, Inc.	1,461	73,897
Centene Corp.*	1,639	103,044
Cigna Corp.	1,630	333,319
CVS Health Corp.	5,284	392,548
DaVita, Inc.*	633	47,494
Encompass Health Corp.	441	30,548
Ensign Group, Inc. (The)	213	9,664
HCA Healthcare, Inc.	1,697	250,834
HealthEquity, Inc.*	114	8,444
Henry Schein, Inc.*	544	36,296
Humana, Inc.	386	141,477
Laboratory Corp. of America Holdings*	319	53,965
Magellan Health, Inc.*	229	17,919
McKesson Corp.	536	74,139
MEDNAX, Inc.*	1,045	29,041
Molina Healthcare, Inc.*	407	55,226
Patterson Cos., Inc.	1,124	23,020
Premier, Inc. Class A*	465	17,614
Quest Diagnostics, Inc.	291	31,076
Select Medical Holdings Corp.*	771	17,995
Tenet Healthcare Corp.*	491	18,673
Tivity Health, Inc.*(a)	452	9,196
UnitedHealth Group, Inc.	3,014	886,056
Universal Health Services, Inc. Class B	464	66,565
WellCare Health Plans, Inc.*	92	30,379

Total Health Care Providers & Services		3,192,969

Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc.*	761	7,469
Cerner Corp.	142	10,421
Change Healthcare, Inc.*	840	13,768
Veeva Systems, Inc. Class A*	89	12,519

Total Health Care Technology		44,177

Hotels, Restaurants & Leisure - 1.6%
Aramark	168	7,291
Bloomin’ Brands, Inc.	226	4,988
Cheesecake Factory, Inc. (The)	119	4,624
Choice Hotels International, Inc.	297	30,719
Churchill Downs, Inc.	186	25,519
Cracker Barrel Old Country Store, Inc.	13	1,999
Darden Restaurants, Inc.	231	25,181
Dave & Buster’s Entertainment, Inc.	243	9,761
Domino’s Pizza, Inc.	57	16,745
Dunkin’ Brands Group, Inc.	139	10,500
Eldorado Resorts, Inc.*	187	11,153
Fiesta Restaurant Group, Inc.*	631	6,241
Hilton Grand Vacations, Inc.*	263	9,045
Hilton Worldwide Holdings, Inc.	1,077	119,450
Hyatt Hotels Corp. Class A	133	11,931
Jack in the Box, Inc.	20	1,561
Las Vegas Sands Corp.	1,786	123,305
Marriott International, Inc. Class A	1,342	203,219
McDonald’s Corp.	1,938	382,968
Monarch Casino & Resort, Inc.*	60	2,913
Planet Fitness, Inc. Class A*	323	24,122
Red Rock Resorts, Inc. Class A	840	20,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
SeaWorld Entertainment, Inc.*	80	$2,537
Shake Shack, Inc. Class A*(a)	118	7,029
Starbucks Corp.	3,316	291,543
Texas Roadhouse, Inc.	97	5,463
Vail Resorts, Inc.	50	11,992
Wendy’s Co. (The)	1,843	40,933
Wyndham Destinations, Inc.	262	13,543
Wyndham Hotels & Resorts, Inc.	235	14,760
Wynn Resorts Ltd.	52	7,221
Yum! Brands, Inc.	1,000	100,730

Total Hotels, Restaurants & Leisure		1,549,104

Household Durables - 0.8%
Beazer Homes USA, Inc.*	1,478	20,884
Cavco Industries, Inc.*	18	3,517
D.R. Horton, Inc.	3,411	179,930
Ethan Allen Interiors, Inc.	555	10,578
Green Brick Partners, Inc.*	292	3,352
iRobot Corp.*	249	12,607
La-Z-Boy, Inc.	600	18,888
Lennar Corp. Class A	1,633	91,105
M/I Homes, Inc.*	937	36,871
MDC Holdings, Inc.	331	12,631
Meritage Homes Corp.*	61	3,728
Mohawk Industries, Inc.*	74	10,092
Newell Brands, Inc.	495	9,514
NVR, Inc.*	12	45,701
PulteGroup, Inc.	1,976	76,669
Taylor Morrison Home Corp. Class A*	83	1,814
Toll Brothers, Inc.	181	7,151
TopBuild Corp.*	412	42,469
TRI Pointe Group, Inc.*	658	10,251
Tupperware Brands Corp.	4,603	39,494
Universal Electronics, Inc.*	227	11,863
Whirlpool Corp.(a)	341	50,308
William Lyon Homes Class A*	2,016	40,280

Total Household Durables		739,697

Household Products - 1.3%
Church & Dwight Co., Inc.	453	31,864
Clorox Co. (The)	223	34,239
Colgate-Palmolive Co.	2,427	167,075
Energizer Holdings, Inc.	212	10,647
Kimberly-Clark Corp.	1,082	148,829
Procter & Gamble Co. (The)	6,231	778,252
Spectrum Brands Holdings, Inc.	515	33,109

Total Household Products		1,204,015

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	2,118	42,148
NRG Energy, Inc.	804	31,959
Ormat Technologies, Inc.	83	6,185
Vistra Energy Corp.	1,109	25,496

Total Independent Power & Renewable Electricity Producers		105,788

Industrial Conglomerates - 1.2%
3M Co.	2,150	379,303
Carlisle Cos., Inc.	435	70,400
General Electric Co.	16,157	180,312
Honeywell International, Inc.	2,671	472,767
Roper Technologies, Inc.	129	45,696

Total Industrial Conglomerates		1,148,478

Insurance - 3.2%
Aflac, Inc.	4,465	236,198
Alleghany Corp.*	90	71,961
Allstate Corp. (The)	1,716	192,964
American Equity Investment Life Holding Co.	661	19,784
American Financial Group, Inc.	194	21,272
American International Group, Inc.	1,947	99,940
American National Insurance Co.	128	15,063
Arthur J. Gallagher & Co.	740	70,470
Assurant, Inc.	364	47,713
Brighthouse Financial, Inc.*	3,006	117,925
Brown & Brown, Inc.	1,176	46,428
Cincinnati Financial Corp.	810	85,172
CNA Financial Corp.	813	36,431
Employers Holdings, Inc.	28	1,169
Erie Indemnity Co. Class A	117	19,422
FBL Financial Group, Inc. Class A	47	2,770
Fidelity National Financial, Inc.	1,871	84,850
First American Financial Corp.	213	12,422
Genworth Financial, Inc. Class A*	6,451	28,384
Globe Life, Inc.	180	18,945
Hanover Insurance Group, Inc. (The)	202	27,607
Hartford Financial Services Group, Inc. (The)	2,928	177,935
Horace Mann Educators Corp.	79	3,449
Kemper Corp.	63	4,883
Lincoln National Corp.	951	56,119
Loews Corp.	823	43,199
Markel Corp.*	26	29,722
Marsh & McLennan Cos., Inc.	1,448	161,322
Mercury General Corp.	77	3,752
MetLife, Inc.	8,853	451,237
National General Holdings Corp.	806	17,813
National Western Life Group, Inc. Class A	9	2,618
Old Republic International Corp.	2,627	58,766
Primerica, Inc.	89	11,620
Principal Financial Group, Inc.	1,119	61,545
Progressive Corp. (The)	1,766	127,841
Prudential Financial, Inc.	2,372	222,351
Reinsurance Group of America, Inc.	499	81,367
RLI Corp.	108	9,722
Selective Insurance Group, Inc.	147	9,583
Travelers Cos., Inc. (The)	859	117,640
Universal Insurance Holdings, Inc.	131	3,667
Unum Group	2,555	74,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
W.R. Berkley Corp.	828	$57,215

Total Insurance		3,044,760

Interactive Media & Services - 3.8%
Alphabet, Inc. Class A*	1,570	2,102,842
ANGI Homeservices, Inc. Class A*	672	5,692
Cargurus, Inc.*	74	2,603
Cars.com, Inc.*	609	7,442
Facebook, Inc. Class A*	6,815	1,398,779
IAC/InterActiveCorp*	127	31,637
Liberty TripAdvisor Holdings, Inc. Class A*	1,359	9,989
Match Group, Inc.*(a)	620	50,908
Twitter, Inc.*	910	29,165
Yelp, Inc.*	314	10,937

Total Interactive Media & Services		3,649,994

Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc.*	396	731,745
Booking Holdings, Inc.*	150	308,060
Duluth Holdings, Inc. Class B*(a)	1,682	17,711
eBay, Inc.	3,768	136,063
Expedia Group, Inc.	146	15,788
Shutterstock, Inc.*	129	5,532
Stamps.com, Inc.*	24	2,004

Total Internet & Direct Marketing Retail		1,216,903

IT Services - 3.5%
Akamai Technologies, Inc.*	180	15,548
Alliance Data Systems Corp.	162	18,176
Automatic Data Processing, Inc.	728	124,124
Black Knight, Inc.*	87	5,610
Booz Allen Hamilton Holding Corp.	423	30,088
Broadridge Financial Solutions, Inc.	131	16,184
CACI International, Inc. Class A*	49	12,250
Cognizant Technology Solutions Corp. Class A	2,339	145,065
CSG Systems International, Inc.	236	12,220
DXC Technology Co.	464	17,442
EPAM Systems, Inc.*	127	26,944
Euronet Worldwide, Inc.*	124	19,537
ExlService Holdings, Inc.*	79	5,487
Fidelity National Information Services, Inc.	693	96,389
Fiserv, Inc.*	1,347	155,754
FleetCor Technologies, Inc.*	181	52,077
Gartner, Inc.*	76	11,712
Global Payments, Inc.	482	87,994
GoDaddy, Inc. Class A*	72	4,890
International Business Machines Corp.	4,925	660,147
Jack Henry & Associates, Inc.	111	16,169
KBR, Inc.	1,706	52,033
Leidos Holdings, Inc.	90	8,810
ManTech International Corp. Class A	124	9,905
MasterCard, Inc. Class A	1,655	494,167
MAXIMUS, Inc.	355	26,409
NIC, Inc.	558	12,471
Paychex, Inc.	1,062	90,334
PayPal Holdings, Inc.*	1,420	153,601
Perspecta, Inc.	746	19,724
Sabre Corp.	641	14,384
Science Applications International Corp.	139	12,096
Sykes Enterprises, Inc.*	128	4,735
TTEC Holdings, Inc.	139	5,507
Unisys Corp.*	695	8,243
VeriSign, Inc.*	227	43,738
Virtusa Corp.*	58	2,629
Visa, Inc. Class A	3,932	738,823
Western Union Co. (The)(a)	4,457	119,359
WEX, Inc.*	35	7,331

Total IT Services		3,358,106

Leisure Products - 0.1%
Acushnet Holdings Corp.	302	9,815
Callaway Golf Co.	784	16,621
Clarus Corp.	232	3,146
Hasbro, Inc.	241	25,452
Johnson Outdoors, Inc. Class A	36	2,761
Malibu Boats, Inc. Class A*	79	3,235
Polaris, Inc.	223	22,679

Total Leisure Products		83,709

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	708	60,400
Bio-Rad Laboratories, Inc. Class A*	288	106,569
Bruker Corp.	490	24,975
Charles River Laboratories International, Inc.*	131	20,012
Illumina, Inc.*	179	59,382
IQVIA Holdings, Inc.*	73	11,279
Medpace Holdings, Inc.*	43	3,615
Mettler-Toledo International, Inc.*	40	31,731
PerkinElmer, Inc.	193	18,740
PRA Health Sciences, Inc.*	66	7,336
Syneos Health, Inc.*	53	3,152
Thermo Fisher Scientific, Inc.	689	223,835
Waters Corp.*	122	28,505

Total Life Sciences Tools & Services		599,531

Machinery - 2.4%
AGCO Corp.	154	11,897
Albany International Corp. Class A	268	20,347
Allison Transmission Holdings, Inc.	970	46,870
Blue Bird Corp.*	141	3,232
Caterpillar, Inc.	2,737	404,200
Chart Industries, Inc.*	37	2,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
Columbus McKinnon Corp.	107	$4,283
Commercial Vehicle Group, Inc.*	691	4,388
Crane Co.	71	6,133
Cummins, Inc.	1,094	195,782
Deere & Co.	1,113	192,838
Douglas Dynamics, Inc.	65	3,575
Dover Corp.	339	39,073
Energy Recovery, Inc.*	317	3,103
ESCO Technologies, Inc.	33	3,053
Evoqua Water Technologies Corp.*	909	17,226
Federal Signal Corp.	264	8,514
Flowserve Corp.	153	7,615
Fortive Corp.	384	29,334
Gardner Denver Holdings, Inc.*(a)	1,262	46,290
Gorman-Rupp Co. (The)	71	2,663
Graco, Inc.	192	9,984
Greenbrier Cos., Inc. (The)	526	17,058
Helios Technologies, Inc.	214	9,893
Hillenbrand, Inc.	181	6,029
Hyster-Yale Materials Handling, Inc.	97	5,719
IDEX Corp.	81	13,932
Illinois Tool Works, Inc.	1,253	225,076
ITT, Inc.	855	63,193
John Bean Technologies Corp.	204	22,983
Kennametal, Inc.	490	18,076
Lincoln Electric Holdings, Inc.	522	50,493
Lindsay Corp.	72	6,911
Lydall, Inc.*	367	7,531
Manitowoc Co., Inc. (The)*	586	10,255
Meritor, Inc.*	1,763	46,173
Middleby Corp. (The)*	42	4,600
Miller Industries, Inc.	84	3,119
Mueller Water Products, Inc. Class A	1,533	18,365
Navistar International Corp.*	843	24,396
Nordson Corp.	312	50,806
Oshkosh Corp.	178	16,848
PACCAR, Inc.	1,715	135,656
Park-Ohio Holdings Corp.	152	5,115
Parker-Hannifin Corp.	379	78,006
Proto Labs, Inc.*	35	3,554
RBC Bearings, Inc.*	41	6,492
REV Group, Inc.	2,181	26,674
Rexnord Corp.*	202	6,589
Snap-on, Inc.	199	33,711
Spartan Motors, Inc.	391	7,069
SPX FLOW, Inc.*	547	26,732
Stanley Black & Decker, Inc.	355	58,838
Tennant Co.	42	3,273
Terex Corp.	762	22,692
Timken Co. (The)	1,214	68,360
Toro Co. (The)	153	12,190
TriMas Corp.*	83	2,607
Trinity Industries, Inc.	302	6,689
Wabash National Corp.	1,398	20,537
WABCO Holdings, Inc.*	93	12,602
Westinghouse Air Brake Technologies Corp.	275	21,395
Woodward, Inc.	203	24,043
Xylem, Inc.	146	11,503

Total Machinery		2,278,680

Marine - 0.0%
Kirby Corp.*	107	9,580
Matson, Inc.	215	8,772

Total Marine		18,352

Media - 2.0%
Altice USA, Inc. Class A*	561	15,338
Cable One, Inc.	14	20,839
Charter Communications, Inc. Class A*	163	79,068
Comcast Corp. Class A	17,014	765,120
Discovery, Inc. Class A*(a)	4,384	143,532
DISH Network Corp. Class A*	2,845	100,912
Entercom Communications Corp. Class A	1,666	7,730
EW Scripps Co. (The) Class A	184	2,891
Fox Corp. Class A	2,872	106,465
Gray Television, Inc.*	448	9,605
Interpublic Group of Cos., Inc. (The)	1,825	42,158
John Wiley & Sons, Inc. Class A	228	11,063
Liberty Broadband Corp. Class C*	836	105,127
Liberty Media Corp - Liberty SiriusXM Series C*	974	46,888
Meredith Corp.	645	20,943
National CineMedia, Inc.	735	5,358
New York Times Co. (The) Class A	248	7,978
News Corp. Class A	1,299	18,368
Nexstar Media Group, Inc. Class A(a)	312	36,582
Omnicom Group, Inc.(a)	1,250	101,275
Sinclair Broadcast Group, Inc. Class A	394	13,136
Sirius XM Holdings, Inc.	10,590	75,718
TEGNA, Inc.	1,181	19,711
ViacomCBS, Inc. Class B	3,906	163,935
WideOpenWest, Inc.*	2,415	17,919

Total Media		1,937,659

Metals & Mining - 0.5%
AK Steel Holding Corp.*(a)	4,419	14,538
Alcoa Corp.*	924	19,875
Allegheny Technologies, Inc.*(a)	207	4,277
Cleveland-Cliffs, Inc.	2,444	20,529
Commercial Metals Co.	1,289	28,706
Newmont Goldcorp Corp.	1,326	57,615
Nucor Corp.	2,167	121,959
Reliance Steel & Aluminum Co.	868	103,952
Schnitzer Steel Industries, Inc. Class A	279	6,049
Steel Dynamics, Inc.	1,413	48,098
SunCoke Energy, Inc.	1,016	6,330
United States Steel Corp.(a)	1,061	12,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
Worthington Industries, Inc.	176	$7,424

Total Metals & Mining		451,458

Multi-Utilities - 0.9%
Ameren Corp.	740	56,832
Avista Corp.	341	16,399
Black Hills Corp.	219	17,200
CenterPoint Energy, Inc.	2,743	74,802
CMS Energy Corp.	835	52,471
Consolidated Edison, Inc.	1,031	93,275
Dominion Energy, Inc.	2,008	166,303
DTE Energy Co.	635	82,467
MDU Resources Group, Inc.	465	13,815
NiSource, Inc.	749	20,852
NorthWestern Corp.	260	18,634
Public Service Enterprise Group, Inc.	1,131	66,785
Sempra Energy	470	71,196
WEC Energy Group, Inc.	870	80,240

Total Multi-Utilities		831,271

Multiline Retail - 0.5%
Big Lots, Inc.	886	25,446
Dillard’s, Inc. Class A	91	6,687
Dollar General Corp.	726	113,241
Dollar Tree, Inc.*	438	41,194
Kohl’s Corp.	1,415	72,094
Nordstrom, Inc.	157	6,426
Ollie’s Bargain Outlet Holdings, Inc.*(a)	78	5,094
Target Corp.	2,013	258,087

Total Multiline Retail		528,269

Oil, Gas & Consumable Fuels - 4.8%
Apache Corp.	56	1,433
Berry Petroleum Corp.	1,972	18,596
Bonanza Creek Energy, Inc.*	1,150	26,841
Cabot Oil & Gas Corp.	3,584	62,397
Centennial Resource Development, Inc. Class A*	4,860	22,453
Chevron Corp.	7,156	862,370
CNX Resources Corp.*	2,657	23,515
Concho Resources, Inc.	1,223	107,098
ConocoPhillips	5,528	359,486
CONSOL Energy, Inc.*	1,413	20,503
Continental Resources, Inc.	1,791	61,431
CVR Energy, Inc.	568	22,964
Delek U.S. Holdings, Inc.	838	28,098
Devon Energy Corp.	2,248	58,381
Diamondback Energy, Inc.	735	68,252
EOG Resources, Inc.	2,963	248,181
EQT Corp.	861	9,385
Equitrans Midstream Corp.(a)	1,518	20,281
Exxon Mobil Corp.	13,474	940,216
Falcon Minerals Corp.	1,288	9,093
Gulfport Energy Corp.*	9,385	28,530
HollyFrontier Corp.	1,373	69,625
Jagged Peak Energy, Inc.*(a)	3,004	25,504
Kinder Morgan, Inc.	7,253	153,546
Laredo Petroleum, Inc.*	3,832	10,998
Magnolia Oil & Gas Corp. Class A*(a)	396	4,982
Marathon Oil Corp.	2,303	31,275
Marathon Petroleum Corp.	4,417	266,124
Matador Resources Co.*	924	16,604
Montage Resources Corp.*	1,776	14,101
Murphy Oil Corp.(a)	644	17,259
Oasis Petroleum, Inc.*	2,100	6,846
Occidental Petroleum Corp.	4,143	170,733
ONEOK, Inc.	829	62,730
Parsley Energy, Inc. Class A	1,151	21,765
PDC Energy, Inc.*	936	24,495
Phillips 66	3,026	337,127
Pioneer Natural Resources Co.	414	62,667
QEP Resources, Inc.	971	4,370
Range Resources Corp.(a)	8,538	41,409
SM Energy Co.	1,653	18,580
Valero Energy Corp.	1,328	124,367
W&T Offshore, Inc.*	1,214	6,750
Williams Cos., Inc. (The)	3,682	87,337
World Fuel Services Corp.	391	16,977
WPX Energy, Inc.*	2,763	37,964

Total Oil, Gas & Consumable Fuels		4,633,639

Paper & Forest Products - 0.1%
Boise Cascade Co.	803	29,334
Domtar Corp.	523	19,999
PH Glatfelter Co.	570	10,431

Total Paper & Forest Products		59,764

Personal Products - 0.2%
Edgewell Personal Care Co.*	606	18,762
elf Beauty, Inc.*	892	14,388
Estee Lauder Cos., Inc. (The) Class A	671	138,588
Medifast, Inc.	88	9,643
USANA Health Sciences, Inc.*	25	1,964

Total Personal Products		183,345

Pharmaceuticals - 3.7%
Amneal Pharmaceuticals, Inc.*	6,013	28,983
ANI Pharmaceuticals, Inc.*	43	2,652
Bristol-Myers Squibb Co.	6,672	428,276
Catalent, Inc.*	120	6,756
Corcept Therapeutics, Inc.*(a)	340	4,114
Elanco Animal Health, Inc.*	1,035	30,481
Eli Lilly & Co.	2,468	324,369
Innoviva, Inc.*	1,471	20,829
Johnson & Johnson	8,025	1,170,607
Merck & Co., Inc.	7,036	639,924
Pacira BioSciences, Inc.*	79	3,579
Pfizer, Inc.	20,147	789,359
Phibro Animal Health Corp. Class A	296	7,350
Prestige Consumer Healthcare, Inc.*	192	7,776
Supernus Pharmaceuticals, Inc.*	581	13,781
Zoetis, Inc.	661	87,483

Total Pharmaceuticals		3,566,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
Professional Services - 0.2%
ASGN, Inc.*	306	$21,717
CoStar Group, Inc.*	20	11,966
Exponent, Inc.	164	11,318
FTI Consulting, Inc.*	59	6,529
GP Strategies Corp.*	187	2,474
Kforce, Inc.	79	3,136
Korn Ferry	236	10,006
ManpowerGroup, Inc.	650	63,115
Robert Half International, Inc.	375	23,681
TransUnion	256	21,916
TriNet Group, Inc.*	136	7,699

Total Professional Services		183,557

Real Estate Management & Development - 0.2%
CBRE Group, Inc. Class A*	1,158	70,974
Jones Lang LaSalle, Inc.	272	47,352
Kennedy-Wilson Holdings, Inc.	119	2,654
Marcus & Millichap, Inc.*	197	7,338
Newmark Group, Inc. Class A	1,350	18,164
RE/MAX Holdings, Inc. Class A	77	2,964
St. Joe Co. (The)*(a)	340	6,742

Total Real Estate Management & Development		156,188

Road & Rail - 1.1%
AMERCO	89	33,448
Avis Budget Group, Inc.*	441	14,218
CSX Corp.	2,626	190,017
JB Hunt Transport Services, Inc.	473	55,237
Kansas City Southern	714	109,356
Knight-Swift Transportation Holdings, Inc.(a)	1,513	54,226
Landstar System, Inc.	191	21,749
Marten Transport Ltd.	136	2,923
Norfolk Southern Corp.	650	126,184
Old Dominion Freight Line, Inc.	370	70,219
Ryder System, Inc.	135	7,332
Saia, Inc.*	23	2,142
Union Pacific Corp.	2,020	365,196
Universal Logistics Holdings, Inc.	126	2,389
US Xpress Enterprises, Inc. Class A*(a)	1,829	9,200
Werner Enterprises, Inc.	870	31,659

Total Road & Rail		1,095,495

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc.*	884	40,540
Analog Devices, Inc.	866	102,915
Applied Materials, Inc.	4,943	301,721
Axcelis Technologies, Inc.*	131	3,156
Broadcom, Inc.	700	221,214
Cabot Microelectronics Corp.	65	9,381
Ceva, Inc.*	103	2,777
Cirrus Logic, Inc.*	529	43,595
Diodes, Inc.*	73	4,115
Entegris, Inc.	647	32,408
Intel Corp.	19,163	1,146,906
KLA Corp.	590	105,120
Lam Research Corp.	861	251,756
Maxim Integrated Products, Inc.	542	33,338
Microchip Technology, Inc.(a)	314	32,882
Micron Technology, Inc.*	9,911	533,014
MKS Instruments, Inc.	104	11,441
Monolithic Power Systems, Inc.	67	11,927
NVIDIA Corp.	904	212,711
ON Semiconductor Corp.*	812	19,797
Onto Innovation, Inc.*	175	6,395
Power Integrations, Inc.	27	2,671
Qorvo, Inc.*	117	13,599
QUALCOMM, Inc.	3,261	287,718
Silicon Laboratories, Inc.*	25	2,900
Skyworks Solutions, Inc.	514	62,132
Teradyne, Inc.	543	37,027
Texas Instruments, Inc.	2,574	330,219
Universal Display Corp.	15	3,091
Xilinx, Inc.	412	40,281

Total Semiconductors & Semiconductor Equipment		3,906,747

Software - 4.7%
ACI Worldwide, Inc.*	307	11,631
Adobe, Inc.*	476	156,990
ANSYS, Inc.*	208	53,541
Aspen Technology, Inc.*	139	16,809
Cadence Design Systems, Inc.*	682	47,304
CDK Global, Inc.	246	13,451
Citrix Systems, Inc.	436	48,352
CommVault Systems, Inc.*	138	6,160
Ebix, Inc.	232	7,751
Fortinet, Inc.*	108	11,530
Guidewire Software, Inc.*	98	10,757
Intuit, Inc.	245	64,173
j2 Global, Inc.	124	11,620
LogMeIn, Inc.	108	9,260
Microsoft Corp.	16,489	2,600,315
NortonLifeLock, Inc.	2,225	56,782
Oracle Corp.	13,489	714,647
Paycom Software, Inc.*	50	13,238
Paylocity Holding Corp.*	35	4,229
Progress Software Corp.	217	9,016
Qualys, Inc.*	77	6,420
RealPage, Inc.*(a)	89	4,784
salesforce.com, Inc.*	313	50,906
SPS Commerce, Inc.*	138	7,648
SS&C Technologies Holdings, Inc.	185	11,359
Synopsys, Inc.*	403	56,098
Verint Systems, Inc.*	185	10,242
VMware, Inc. Class A*(a)	2,934	445,352

Total Software		4,460,365

Specialty Retail - 2.5%
Aaron’s, Inc.	179	10,223
Abercrombie & Fitch Co. Class A	593	10,253
Advance Auto Parts, Inc.	156	24,985
AutoNation, Inc.*	204	9,921
AutoZone, Inc.*	106	126,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
Bed Bath & Beyond, Inc.	1,888	$32,662
Best Buy Co., Inc.	1,008	88,502
Boot Barn Holdings, Inc.*	300	13,359
Burlington Stores, Inc.*	224	51,079
Caleres, Inc.	734	17,433
CarMax, Inc.*	1,111	97,401
Children’s Place, Inc. (The)(a)	30	1,876
Citi Trends, Inc.	190	4,393
Dick’s Sporting Goods, Inc.	186	9,205
Five Below, Inc.*	64	8,183
GameStop Corp. Class A(a)	2,403	14,610
Gap, Inc. (The)	950	16,796
Genesco, Inc.*	198	9,488
Guess?, Inc.	718	16,069
Haverty Furniture Cos., Inc.	121	2,439
Hibbett Sports, Inc.*	552	15,478
Home Depot, Inc. (The)	3,579	781,582
L Brands, Inc.	409	7,411
Lowe’s Cos., Inc.	2,146	257,005
Michaels Cos., Inc. (The)*	5,247	42,448
Monro, Inc.	127	9,931
Murphy USA, Inc.*	97	11,349
National Vision Holdings, Inc.*	206	6,681
O’Reilly Automotive, Inc.*	305	133,669
Office Depot, Inc.	5,713	15,654
Party City Holdco, Inc.*	6,423	15,030
Penske Automotive Group, Inc.	411	20,640
RH*(a)	118	25,193
Ross Stores, Inc.	786	91,506
Sally Beauty Holdings, Inc.*	1,016	18,542
Shoe Carnival, Inc.	171	6,375
Sonic Automotive, Inc. Class A	1,080	33,480
Sportsman’s Warehouse Holdings, Inc.*	517	4,152
Tailored Brands, Inc.(a)	6,058	25,080
Tiffany & Co.	167	22,320
Tilly’s, Inc. Class A	401	4,912
TJX Cos., Inc. (The)	3,242	197,957
Tractor Supply Co.	366	34,199
Ulta Salon Cosmetics & Fragrance, Inc.*	79	19,998
Urban Outfitters, Inc.*(a)	1,108	30,769
Williams-Sonoma, Inc.	198	14,541
Winmark Corp.	31	6,147
Zumiez, Inc.*	547	18,893

Total Specialty Retail		2,436,098

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	12,441	3,653,300
Hewlett Packard Enterprise Co.	5,515	87,468
HP, Inc.	7,438	152,851
NetApp, Inc.	919	57,208
Xerox Holdings Corp.	1,227	45,239

Total Technology Hardware, Storage & Peripherals		3,996,066

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	190	20,775
Columbia Sportswear Co.	285	28,554
Deckers Outdoor Corp.*	202	34,110
Fossil Group, Inc.*	955	7,525
G-III Apparel Group Ltd.*	482	16,147
Hanesbrands, Inc.	3,624	53,816
Kontoor Brands, Inc.	83	3,485
Levi Strauss & Co. Class A	1,247	24,055
NIKE, Inc. Class B	3,261	330,372
PVH Corp.	403	42,376
Ralph Lauren Corp.	368	43,137
Skechers U.S.A., Inc. Class A*	104	4,492
Tapestry, Inc.	2,086	56,259
Under Armour, Inc. Class A*(a)	697	15,055
Unifi, Inc.*	418	10,559
Vera Bradley, Inc.*	384	4,531
VF Corp.	926	92,285
Wolverine World Wide, Inc.	438	14,778

Total Textiles, Apparel & Luxury Goods		802,311

Thrifts & Mortgage Finance - 0.3%
Axos Financial, Inc.*	444	13,444
Capitol Federal Financial, Inc.	1,583	21,735
First Defiance Financial Corp.	91	2,866
LendingTree, Inc.*(a)	17	5,158
Luther Burbank Corp.	380	4,381
Merchants Bancorp	222	4,376
MGIC Investment Corp.	5,154	73,032
New York Community Bancorp, Inc.	423	5,084
NMI Holdings, Inc. Class A*	391	12,973
Northwest Bancshares, Inc.	501	8,332
OceanFirst Financial Corp.	331	8,454
PennyMac Financial Services, Inc.	482	16,407
Provident Financial Services, Inc.	580	14,297
Radian Group, Inc.	730	18,367
Sterling Bancorp, Inc.	1,277	10,344
TFS Financial Corp.	701	13,796
TrustCo Bank Corp.	1,123	9,736
Walker & Dunlop, Inc.	151	9,767
WSFS Financial Corp.	83	3,651

Total Thrifts & Mortgage Finance		256,200

Tobacco - 1.1%
Altria Group, Inc.	9,519	475,093
Philip Morris International, Inc.	6,117	520,495
Universal Corp.	49	2,796
Vector Group Ltd.	1,389	18,599

Total Tobacco		1,016,983

Trading Companies & Distributors - 0.5%
Air Lease Corp.	456	21,669
Applied Industrial Technologies, Inc.	120	8,003
BMC Stock Holdings, Inc.*	1,255	36,006
CAI International, Inc.*	490	14,200
DXP Enterprises, Inc.*	73	2,906
Fastenal Co.	2,046	75,600
GATX Corp.	166	13,753
H&E Equipment Services, Inc.	592	19,791
HD Supply Holdings, Inc.*	228	9,170
Herc Holdings, Inc.*	444	21,729
Kaman Corp.	46	3,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Market Fund (EXT)

December 31, 2019

Investments	Shares	Value
MRC Global, Inc.*	402	$5,483
MSC Industrial Direct Co., Inc. Class A	254	19,931
NOW, Inc.*	257	2,889
SiteOne Landscape Supply, Inc.*(a)	164	14,867
Systemax, Inc.	79	1,988
Titan Machinery, Inc.*	151	2,232
United Rentals, Inc.*	390	65,040
Univar Solutions, Inc.*	1,389	33,669
W.W. Grainger, Inc.	214	72,443
Watsco, Inc.	17	3,063
WESCO International, Inc.*	638	37,891

Total Trading Companies & Distributors		485,355

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	167	7,154

Water Utilities - 0.1%
American Water Works Co., Inc.	434	53,317
Aqua America, Inc.	379	17,790

Total Water Utilities		71,107

Wireless Telecommunication Services - 0.3%
NII Holdings, Inc.*(a)	5,216	11,319
Shenandoah Telecommunications Co.	277	11,526
T-Mobile U.S., Inc.*	2,984	234,005

Total Wireless Telecommunication Services		256,850

TOTAL COMMON STOCKS (Cost: $76,872,607)		95,367,691

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%(b) (Cost: $1,207,063)(c)	1,207,063	1,207,063

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $78,079,670)		96,574,754
Other Assets less Liabilities - (0.9)%		(845,999)

NET ASSETS - 100.0%		$95,728,755

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2019.
(c)

At December 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,678,764 and the total market value of the collateral held by the Fund was $1,719,517. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $512,454.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund” and also referred to herein as “Currency Hedged Equity Fund”)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 17, 2013
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree India ex-State-Owned Enterprises Fund (“India ex-State Owned Enterprises Fund”)	April 4, 2019
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	May 7, 2014
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund” and also referred to herein as “Currency Hedged Equity Fund”)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree Modern Tech Platforms Fund (“Modern Tech Platforms Fund”)	May 22, 2019
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund”)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Shareholder Yield Fund (“U.S. Quality Shareholder Yield Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006
WisdomTree U.S. Total Market Fund (“U.S. Total Market Fund”)	February 23, 2007

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

Notes to Schedule of Investments (unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The consolidated schedule of investment of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$31,129,799	$—	$—
Exchange-Traded Fund	92,765	—	—
Investment of Cash Collateral for Securities Loaned	—	55,971	—

Total	$31,222,564	$55,971	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—

Total - Net	$31,222,564	$55,970	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Energy Equipment & Services	$—	$—	$0	**
Other*	155,198,201	—	—
Investment of Cash Collateral for Securities Loaned	—	2,842,989	—

Total	$155,198,201	$2,842,989	$0

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
Indonesia	$1,439,852	$—	$3,260	**
Other*	34,977,037	—	—
Rights	—	—	0	**
Foreign Corporate Bond	—	608	—
Investment of Cash Collateral for Securities Loaned	—	450,970	—

Total	$36,416,889	$451,578	$3,260

Notes to Schedule of Investments (unaudited) (continued)

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$256,781,084	$—	$0	**
Other*	493,649,458	—	—
Warrants	—	0	—
Foreign Corporate Bond	—	733	—
Investment of Cash Collateral for Securities Loaned	—	6,880,068	—

Total	$750,430,542	$6,880,801	$0

Unrealized Appreciation on Foreign Currency Contracts	—	14,451	—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,250)	—

Total - Net	$750,430,542	$6,889,002	$0

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,393,017,789	$—	$—
Exchange-Traded Fund	1,618,746	—	—
Investment of Cash Collateral for Securities Loaned	—	25,942,298	—

Total	$2,394,636,535	$25,942,298	$—

Emerging Markets Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks	$9,041,731	$—	$—
Rights	—	—	0	**

Total	$9,041,731	$—	$0

Unrealized Appreciation on Foreign Currency Contracts	—	4,621	—
Unrealized Depreciation on Foreign Currency Contracts	—	(13,131)	—

Total - Net	$9,041,731	$(8,510)	$0

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$73,168,883	$—	$—
Foreign Corporate Bond	—	673	—
Rights	—	—	0	**
Investment of Cash Collateral for Securities Loaned	—	220,413	—

Total	$73,168,883	$221,086	$0

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$370,855,102	$2,377,515	$263,996	**
Hong Kong	20,148,842	—	0	**
Philippines	19,961,332	—	5,866	**
South Africa	201,850,426	—	0	**
South Korea	162,224,326	—	320,689	**
Other*	1,087,132,930	—	—
Rights	103,763	—	—
Warrants	99,262	—	—
Investment of Cash Collateral for Securities Loaned	—	26,269,953	—

Total	$1,862,375,983	$28,647,468	$590,551

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,493,220,837	$—	$—
Investment of Cash Collateral for Securities Loaned	—	74,336,432	—

Total	$3,493,220,837	$74,336,432	$—

Unrealized Appreciation on Foreign Currency Contracts	—	629,534	—
Unrealized Depreciation on Foreign Currency Contracts	—	(58,619,105)	—

Total - Net	$3,493,220,837	$16,346,861	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$87,472,570	$—	$—
Rights	—	5,787	—
Investment of Cash Collateral for Securities Loaned	—	3,346,405	—

Total	$87,472,570	$3,352,192	$—

Unrealized Appreciation on Foreign Currency Contracts	—	24,951	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,401,741)	—

Total - Net	$87,472,570	$1,975,402	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$42,895,599	$—	$—
Investment of Cash Collateral for Securities Loaned	—	310,501	—

Total	$42,895,599	$310,501	$—

Notes to Schedule of Investments (unaudited) (continued)

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$587,797,395	$—	$—
Rights*	—	71,497	—
Exchange-Traded Fund	729,572	—	—
Investment of Cash Collateral for Securities Loaned	—	29,839,722	—

Total	$588,526,967	$29,911,219	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(61)	—

Total - Net	$588,526,967	$29,911,158	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$43,205,952	$—	$—

Total	$43,205,952	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	345	—
Unrealized Depreciation on Foreign Currency Contracts	—	(680,715)	—

Total - Net	$43,205,952	$(680,370)	$—

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$104,151,781	$—	$—
Exchange-Traded Funds	496,510	—	—
Investment of Cash Collateral for Securities Loaned	—	1,077,458	—

Total	$104,648,291	$1,077,458	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(35)	—

Total - Net	$104,648,291	$1,077,423	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks
Philippines	$485,412	$—	$173	**
Singapore	9,971,637	267,343	—
Other*	98,370,312	—	—
Rights*	—	625	—
Investment of Cash Collateral for Securities Loaned	—	1,076,941	—

Total	$108,827,361	$1,344,909	$173

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$94,580,346	$—	$—
Rights	4,330	—	—
Investment of Cash Collateral for Securities Loaned	—	2,543,703	—

Total	$94,584,676	$2,543,703	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Chemicals	$24,468,644	$—	$6,232	**
Electrical Equipment	4,812,894	66,669	—
Other*	965,541,347	—	—
Foreign Corporate Bond	—	7,233	—
Rights	—	48,808	—
Exchange-Traded Fund	27,998	—	—

Total	$994,850,883	$122,710	$6,232

India ex-State Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Electrical Equipment	$9,013	$284	$—
Other*	1,256,236	—	—
Foreign Corporate Bond	—	50	—
Rights	—	125	—

Total	$1,265,249	$459	$—

Notes to Schedule of Investments (unaudited) (continued)

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$163,463,844	$—	$—
Rights	66,070	—	—
Exchange-Traded Fund	163,039	—	—
Investment of Cash Collateral for Securities Loaned	—	5,432,340	—

Total	$163,692,953	$5,432,340	$—

Unrealized Appreciation on Foreign Currency Contracts	—	13	—
Unrealized Depreciation on Foreign Currency Contracts	—	(108)	—

Total - Net	$163,692,953	$5,432,245	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$840,671,577	$—	$—
Rights	53,344	—	—
Investment of Cash Collateral for Securities Loaned	—	18,082,997	—

Total	$840,724,921	$18,082,997	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(125)	—

Total - Net	$840,724,921	$18,082,872	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$600,508,564	$—	$—
Rights	—	16,632	—
Exchange-Traded Fund	2,477,730	—	—
Investment of Cash Collateral for Securities Loaned	—	5,801,004	—

Total	$602,986,294	$5,817,636	$—

Unrealized Appreciation on Foreign Currency Contracts	—	22,625	—
Unrealized Depreciation on Foreign Currency Contracts	—	(9,898,944)	—

Total - Net	$602,986,294	$(4,058,683)	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$9,432,552	$123,740	$—
Other*	215,685,062	—	—
Rights	30,844	—	—
Investment of Cash Collateral for Securities Loaned	—	8,260,265	—

Total	$225,148,458	$8,384,005	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(82)	—

Total - Net	$225,148,458	$8,383,923	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$420,268,310	$—	$—
Rights	42,664	—	—
Exchange-Traded Fund	1,020,849	—	—
Investment of Cash Collateral for Securities Loaned	—	10,131,386	—

Total	$421,331,823	$10,131,386	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$259,999,577	$—	$—
Investment of Cash Collateral for Securities Loaned	—	9,305,730	—

Total	$259,999,577	$9,305,730	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(168)	—

Total - Net	$259,999,577	$9,305,562	$—

International Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks	$28,139,325	$—	$—

Total	$28,139,325	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	16,279	—
Unrealized Depreciation on Foreign Currency Contracts	—	(116,900)	—

Total - Net	$28,139,325	$(100,621)	$—

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$113,136,395	$—	$—
Rights	—	2,184	—
Investment of Cash Collateral for Securities Loaned	—	1,832,927	—

Total	$113,136,395	$1,835,111	$—

Notes to Schedule of Investments (unaudited) (continued)

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$32,921,911	$3,256,732	$—
Singapore	49,534,481	—	787,958	**
Other*	1,642,614,070	—	—
Rights*	—	70,646	—
Exchange-Traded Funds	444,030	—	—
Investment of Cash Collateral for Securities Loaned	—	71,632,777	—

Total	$1,725,514,492	$74,960,155	$787,958

Unrealized Appreciation on Foreign Currency Contracts	—	320	—
Unrealized Depreciation on Foreign Currency Contracts	—	(88)	—

Total - Net	$1,725,514,492	$74,960,387	$787,958

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,614,875,880	$—	$—
Investment of Cash Collateral for Securities Loaned	—	41,643,838	—

Total	$2,614,875,880	$41,643,838	$—

Unrealized Appreciation on Foreign Currency Contracts	—	918,828	—
Unrealized Depreciation on Foreign Currency Contracts	—	(13,925,745)	—

Total - Net	$2,614,875,880	$28,636,921	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$56,086,385	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,188,310	—

Total	$56,086,385	$3,188,310	$—

Unrealized Appreciation on Foreign Currency Contracts	—	8,433	—
Unrealized Depreciation on Foreign Currency Contracts	—	(299,796)	—

Total - Net	$56,086,385	$2,896,947	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$455,278,360	$—	$—
Investment of Cash Collateral for Securities Loaned	—	16,276,662	—

Total	$455,278,360	$16,276,662	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$20,414,166	$—	$—

Total	$20,414,166	$—	$—

Modern Tech Platforms Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,375,655	$—	$—
Investment of Cash Collateral for Securities Loaned	—	134,954	—

Total	$1,375,655	$134,954	$—

U.S. Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$826,740,774	$—	$—
Exchange-Traded Funds	4,545,817	—	—
Investment of Cash Collateral for Securities Loaned	—	18,309,305	—

Total	$831,286,591	$18,309,305	$—

U.S. High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$952,205,526	$—	$—
Exchange-Traded Fund	2,310,716	—	—
Investment of Cash Collateral for Securities Loaned	—	7,851,297	—

Total	$954,516,242	$7,851,297	$—

U.S. LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,395,099,448	$—	$—
Exchange-Traded Fund	5,894,395	—	—
Investment of Cash Collateral for Securities Loaned	—	12,758,581	—

Total	$2,400,993,843	$12,758,581	$—

Notes to Schedule of Investments (unaudited) (continued)

U.S. LargeCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$423,677,165	$—	$—
Exchange-Traded Fund	1,227,040	—	—
Investment of Cash Collateral for Securities Loaned	—	1,421,672	—

Total	$424,904,205	$1,421,672	$—

U.S. MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,182,736,424	$—	$—
Exchange-Traded Fund	10,406,034	—	—
Investment of Cash Collateral for Securities Loaned	—	218,402,138	—

Total	$4,193,142,458	$218,402,138	$—

U.S. MidCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,131,501,438	$—	$—
Exchange-Traded Fund	2,240,518	—	—
Investment of Cash Collateral for Securities Loaned	—	68,055,979	—

Total	$1,133,741,956	$68,055,979	$—

U.S. Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$200,951,599	$—	$—
Exchange-Traded Fund	173,086	—	—
Investment of Cash Collateral for Securities Loaned	—	2,892,606	—

Total	$201,124,685	$2,892,606	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,293,631,959	$—	$—
Investment of Cash Collateral for Securities Loaned	—	5,449,751	—

Total	$3,293,631,959	$5,449,751	$—

U.S. Quality Shareholder Yield Fund	Level 1	Level 2	Level 3
Common Stocks*	$61,608,488	$—	$—
Investment of Cash Collateral for Securities Loaned	—	708,451	—

Total	$61,608,488	$708,451	$—

U.S. SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,179,219,047	$—	$—
Rights	—	—	46,058	**
Exchange-Traded Fund	6,892,087	—	—
Investment of Cash Collateral for Securities Loaned	—	232,829,297	—

Total	$2,186,111,134	$232,829,297	$46,058

U.S. SmallCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$828,742,491	$—	$—
Rights	—	—	6,075	**
Investment of Cash Collateral for Securities Loaned	—	50,909,856	—

Total	$828,742,491	$50,909,856	$6,075

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$127,923,543	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,122,079	—

Total	$127,923,543	$2,122,079	$—

U.S. Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$799,608,349	$—	$—
Exchange-Traded Fund	1,086,408	—	—
Investment of Cash Collateral for Securities Loaned	—	6,630,690	—

Total	$800,694,757	$6,630,690	$—

U.S. Total Market Fund	Level 1	Level 2	Level 3
Common Stocks*	$95,367,691	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,207,063	—

Total	$95,367,691	$1,207,063	$—

Notes to Schedule of Investments (unaudited) (continued)

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

Derivative and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the nine-month fiscal period ended December 31, 2019 and open positions in such derivatives as of December 31, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the nine-month fiscal period ended December 31, 2019, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$—	$9,418	$—
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	247,180	6,904	—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	—	3,843	—
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	2,115,808	22,561	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	500,307	876,579	—
Emerging Markets Multifactor Fund
Foreign exchange contracts	3,076,657	9,163,701	—
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	—	31,795	—
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	2,749,450	340,308	—
Europe Hedged Equity Fund
Equity contracts	—	—	2,493,854
Foreign exchange contracts	3,540,226,620	7,047,355,198	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	103,491,048	202,974,232	—
Europe Quality Dividend Growth Fund
Foreign exchange contracts	5,748	7,656	—
Europe SmallCap Dividend Fund
Equity contracts	—	—	343,869
Foreign exchange contracts	394,572	319,089	—
Germany Hedged Equity Fund
Foreign exchange contracts	46,376,956	91,629,671	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	11,209	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	—	27,246	—
Global High Dividend Fund
Foreign exchange contracts	—	4,191	—

Notes to Schedule of Investments (unaudited) (continued)

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
India Earnings Fund (consolidated)
Foreign exchange contracts	$—	$160,316	$—
India ex-State Owned Enterprises Fund
Foreign exchange contracts	763	135,851	—
International Dividend ex-Financials Fund
Foreign exchange contracts	—	61,992	—
International Equity Fund
Foreign exchange contracts	146,885	148,167	—
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	470,506,217	946,391,111	—
International High Dividend Fund
Foreign exchange contracts	—	92,398	—
International LargeCap Dividend Fund
Foreign exchange contracts	—	126,533	—
International MidCap Dividend Fund
Foreign exchange contracts	44,755	79,052	—
International Multifactor Fund
Foreign exchange contracts	4,236,538	20,664,716	—
International Quality Dividend Growth Fund
Foreign exchange contracts	15,544	23,951	—
International SmallCap Dividend Fund
Equity contracts	—	—	10,041,661
Foreign exchange contracts	721,148	468,723	—
Japan Hedged Equity Fund
Foreign exchange contracts	2,907,836,386	5,698,570,812	—
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	69,191,401	134,370,602	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	240,606	—
Middle East Dividend Fund
Foreign exchange contracts	7,848	12,867	—

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Notes to Schedule of Investments (unaudited) (continued)

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Futures Contracts - The Europe Hedged Equity Fund, Europe SmallCap Dividend Fund, and the International SmallCap Dividend Fund each utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with their investment objective during each Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

As of December 31, 2019, there were no open futures contracts in the Funds.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At December 31, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$27,546,829	$5,764,312	$(2,032,606)	$3,731,706	$—	$—	$—	$3,731,706
China ex-State-Owned Enterprises Fund	146,760,830	21,862,657	(10,582,297)	11,280,360	—	—	—	11,280,360
Emerging Markets Consumer Growth Fund	31,193,721	6,478,132	(800,126)	5,678,006	—	—	—	5,678,006
Emerging Markets ex-State-Owned Enterprises Fund	679,397,955	92,058,871	(14,145,483)	77,913,388	—	(5,826)	(5,826)	77,907,562
Emerging Markets High Dividend Fund	2,227,125,133	333,629,742	(140,176,042)	193,453,700	—	—	—	193,453,700

Notes to Schedule of Investments (unaudited) (continued)

	Investments in Long Securities				Investments in Financial Derivatives[1]
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Multifactor Fund	$8,574,704	$692,245	$(225,218)	$467,027	—	$(104)	$(104)	$466,923
Emerging Markets Quality Dividend Growth Fund	62,859,652	11,980,078	(1,449,761)	10,530,317	—	—	—	10,530,317
Emerging Markets SmallCap Dividend Fund	1,755,414,519	248,970,638	(112,771,155)	136,199,483	—	—	—	136,199,483
Europe Hedged Equity Fund	3,531,673,605	582,573,518	(546,689,854)	35,883,664	—	—	—	35,883,664
Europe Hedged SmallCap Equity Fund	91,981,537	9,794,954	(10,951,729)	(1,156,775)	—	—	—	(1,156,775)
Europe Quality Dividend Growth Fund	39,784,669	5,402,186	(1,980,755)	3,421,431	—	—	—	3,421,431
Europe SmallCap Dividend Fund	611,795,053	84,800,867	(78,157,734)	6,643,133	—	—	—	6,643,133
Germany Hedged Equity Fund	44,694,463	4,669,569	(6,158,080)	(1,488,511)	—	—	—	(1,488,511)
Global ex-U.S. Quality Dividend Growth Fund	91,178,871	16,281,217	(1,734,339)	14,546,878	—	—	—	14,546,878
Global ex-U.S. Real Estate Fund	103,597,995	17,978,488	(11,404,040)	6,574,448	—	—	—	6,574,448
Global High Dividend Fund	89,448,962	12,240,845	(4,561,428)	7,679,417	—	—	—	7,679,417
India Earnings Fund (consolidated)	716,985,912	342,277,711	(64,283,798)	277,993,913	—	—	—	277,993,913
India ex-State Owned Enterprises Fund	1,235,662	96,411	(66,365)	30,046	—	—	—	30,046
International Dividend ex-Financials Fund	176,780,067	13,280,930	(20,935,704)	(7,654,774)	—	—	—	(7,654,774)
International Equity Fund	764,028,851	146,346,477	(51,567,410)	94,779,067	—	—	—	94,779,067
International Hedged Quality Dividend Growth Fund	532,116,221	89,120,680	(12,432,971)	76,687,709	2,115	(737,062)	(734,947)	75,952,762
International High Dividend Fund	239,491,732	21,208,009	(27,167,278)	(5,959,269)	—	—	—	(5,959,269)
International LargeCap Dividend Fund	400,723,574	61,704,118	(30,964,483)	30,739,635	—	—	—	30,739,635
International MidCap Dividend Fund	243,363,472	40,058,702	(14,116,867)	25,941,835	—	—	—	25,941,835
International Multifactor Fund	26,256,999	2,107,257	(224,931)	1,882,326	69	(4,849)	(4,780)	1,877,546
International Quality Dividend Growth Fund	103,466,698	14,339,228	(2,834,420)	11,504,808	—	—	—	11,504,808
International SmallCap Dividend Fund	1,639,389,221	270,196,187	(108,322,803)	161,873,384	—	—	—	161,873,384
Japan Hedged Equity Fund	2,759,679,656	271,671,079	(374,831,017)	(103,159,938)	—	—	—	(103,159,938)
Japan Hedged SmallCap Equity Fund	59,288,676	5,739,366	(5,753,347)	(13,981)	—	—	—	(13,981)
Japan SmallCap Dividend Fund	474,050,820	43,728,198	(46,223,996)	(2,495,798)	—	—	—	(2,495,798)
Middle East Dividend Fund	16,673,142	4,172,591	(431,567)	3,741,024	—	—	—	3,741,024
Modern Tech Platforms Fund	1,356,625	203,761	(49,777)	153,984	—	—	—	153,984
U.S. Dividend ex-Financials Fund	783,305,941	95,560,680	(29,270,725)	66,289,955	—	—	—	66,289,955
U.S. High Dividend Fund	898,859,188	93,858,357	(30,350,006)	63,508,351	—	—	—	63,508,351
U.S. LargeCap Dividend Fund	1,860,423,841	605,711,425	(52,382,842)	553,328,583	—	—	—	553,328,583
U.S. LargeCap Fund	367,106,912	61,364,047	(2,145,082)	59,218,965	—	—	—	59,218,965
U.S. MidCap Dividend Fund	3,873,077,097	653,610,513	(115,143,014)	538,467,499	—	—	—	538,467,499
U.S. MidCap Fund	1,058,937,789	165,678,901	(22,818,755)	142,860,146	—	—	—	142,860,146
U.S. Multifactor Fund	192,456,750	12,815,400	(1,254,859)	11,560,541	—	—	—	11,560,541

Notes to Schedule of Investments (unaudited) (continued)

	Investments in Long Securities				Investments in Financial Derivatives[1]
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
U.S. Quality Dividend Growth Fund	$2,785,956,545	$557,019,077	$(43,893,912)	$513,125,165	$—	$—	$—	$513,125,165
U.S. Quality Shareholder Yield Fund	58,782,271	4,054,894	(520,226)	3,534,668	—	—	—	3,534,668
U.S. SmallCap Dividend Fund	2,237,494,905	289,158,340	(107,666,756)	181,491,584	—	—	—	181,491,584
U.S. SmallCap Fund	823,887,541	94,470,443	(38,699,562)	55,770,881	—	—	—	55,770,881
U.S. SmallCap Quality Dividend Growth Fund	120,546,956	14,536,433	(5,037,767)	9,498,666	—	—	—	9,498,666
U.S. Total Dividend Fund	630,274,314	191,695,622	(14,644,489)	177,051,133	—	—	—	177,051,133
U.S. Total Market Fund	78,163,829	19,605,420	(1,194,495)	18,410,925	—	—	—	18,410,925
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain or loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(deprecation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are holdings in funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the nine-month fiscal period ended December 31, 2019 are as follows:

Fund	Value at 3/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2019	Dividend Income
Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$2,056	$755,974	$654,091	$(19,778)	$8,604	$92,765	$24,162
Emerging Markets High Dividend Fund
Global High Dividend Fund	$2,304,355	$7,917,455	$8,701,909	$80,816	$18,029	$1,618,746	$71,545
Emerging Markets SmallCap Dividend Fund
Emerging Markets High Dividend Fund	$—	$37,233,655	$38,090,257	$856,602	$—	$—	$590,879
Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$3,133,558	$14,987,115	$17,542,819	$139,304	$12,414	$729,572	$146,332
Global ex-U.S. Quality Dividend Growth Fund
Emerging Markets High Dividend Fund	$4,647	$656,612	$489,440	$11,843	$15,392	$199,054	$8,458
International Equity Fund	6,886	984,609	717,747	6,895	16,813	297,456	9,640
Total Global ex-U.S. Quality Dividend Growth Fund	$11,533	$1,641,221	$1,207,187	$18,738	$32,205	$496,510	$18,098
Global High Dividend Fund
International High Dividend Fund	$37,976	$866,735	$917,420	$13,448	$(739)	$—	$10,970
U.S. High Dividend Fund	12,755	289,670	307,143	5,059	(341)	—	1,833
Total Global High Dividend Fund	$50,731	$1,156,405	$1,224,563	$18,507	$(1,080)	$—	$12,803
India Earnings Fund (consolidated)
India ex-State-Owned Enterprises Fund	$—	$26,901	$—	$—	$1,097	$27,998	$—
International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$—	$5,828,213	$5,706,960	$27,059	$14,727	$163,039	$106,267
International Equity Fund
International Dividend ex-Financials Fund	$19,842	$11,060,098	$11,136,902	$57,093	$(131)	$—	$125,700

Notes to Schedule of Investments (unaudited) (continued)

Fund	Value at 3/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2019	Dividend Income
International Hedged Quality Dividend Growth Fund
International Quality Dividend Growth Fund	$—	$2,245,331	$—	$—	$232,399	$2,477,730	$23,018
International High Dividend Fund
International LargeCap Dividend Fund	$38,107	$4,817,631	$4,859,163	$5,598	$(2,173)	$—	$61,932
International LargeCap Dividend Fund
International MidCap Dividend Fund	$3,850	$3,865,806	$3,024,059	$91,024	$84,228	$1,020,849	$77,770
International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$7,277,796	$3,902,337	$11,516,043	$383,385	$199,287	$246,762	$247,990
Japan SmallCap Dividend Fund	5,920,851	3,131,742	9,435,445	194,162	385,958	197,268	128,192
Total International SmallCap Dividend Fund	$13,198,647	$7,034,079	$20,951,488	$577,547	$585,245	$444,030	$376,182
Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$34,314	$8,376,389	$8,372,564	$(38,046)	$(93)	$—	$95,738
U.S. Dividend ex-Financials Fund
U.S. LargeCap Dividend Fund	$2,727,952	$8,206,754	$8,866,421	$196,929	$5,925	$2,271,139	$44,568
U.S. MidCap Dividend Fund	2,729,775	8,214,820	8,767,767	101,390	(3,540)	2,274,678	48,361
Total U.S. Dividend ex-Financials Fund	$5,457,727	$16,421,574	$17,634,188	$298,319	$2,385	$4,545,817	$92,929
U.S. High Dividend Fund
U.S. Total Dividend Fund	$6,952,088	$29,570,250	$34,980,825	$1,118,306	$(349,103)	$2,310,716	$110,352
U.S. LargeCap Dividend Fund
U.S. Total Dividend Fund	$7,208,819	$29,763,664	$32,060,498	$925,546	$56,864	$5,894,395	$135,221
U.S. LargeCap Fund
U.S. High Dividend Fund	$535,191	$4,010,034	$3,400,760	$66,228	$16,347	$1,227,040	$38,655
U.S. MidCap Dividend Fund
U.S. LargeCap Dividend Fund	$18,835,332	$64,608,905	$75,777,864	$2,946,823	$(207,162)	$10,406,034	$353,945
U.S. MidCap Fund
U.S. MidCap Dividend Fund	$3,984,501	$7,841,715	$9,768,394	$136,416	$46,280	$2,240,518	$97,264
U.S. Multifactor Fund
U.S. Quality Dividend Growth Fund	$—	$1,763,363	$1,597,045	$5,208	$1,560	$173,086	$3,290
U.S. SmallCap Dividend Fund
U.S. MidCap Dividend Fund	$18,990,782	$18,708,910	$31,681,023	$1,421,696	$(548,278)	$6,892,087	$132,948
U.S. SmallCap Fund
U.S. MidCap Fund	$1,433,943	$6,811,272	$8,316,021	$68,607	$2,199	$—	$34,075
U.S. Total Dividend Fund
U.S. Total Market Fund	$1,355,082	$7,078,649	$7,494,804	$140,171	$7,310	$1,086,408	$25,449

Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of and for the nine-month fiscal period ended December 31, 2019, WTAM held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
Emerging Markets ex-State-Owned Enterprises Fund	914	$28,535	$568
Emerging Markets High Dividend Fund	51	2,334	37
Emerging Markets Multifactor Fund	—	—	382
Emerging Markets Quality Dividend Growth Fund	—	—	16
Emerging Markets SmallCap Dividend Fund	278	13,294	689
Europe SmallCap Dividend Fund	8	523	3
India Earnings Fund	—	—	24
International Equity Fund	39	2,086	71
International Hedged Quality Dividend Growth Fund	44	1,599	31
International Multifactor Fund	65	1,663	356
International Quality Dividend Growth Fund	170	5,431	130
International SmallCap Dividend Fund	198	14,081	619
Japan Hedged Equity Fund	20	1,076	24
Japan SmallCap Dividend Fund	—	—	62
U.S. Dividend ex-Financials Fund	29	2,683	66
U.S. LargeCap Dividend Fund	79	8,368	99
U.S. LargeCap Fund	2,109	77,379	714
U.S. MidCap Dividend Fund	372	14,151	264
U.S. MidCap Fund	—	—	23
U.S. Multifactor Fund	2,064	65,924	688
U.S. Quality Dividend Growth Fund	849	41,151	858
U.S. Quality Shareholder Yield Fund	149	14,133	113
U.S. SmallCap Dividend Fund	56	1,606	121
U.S. SmallCap Fund	355	13,650	176
U.S. SmallCap Quality Dividend Growth Fund	—	—	35
U.S. Total Dividend Fund	—	—	37

As of December 31, 2019, approximately 30% of the International Quality Dividend Growth Fund’s outstanding shares were held by affiliated funds.